UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-09491

Allianz Variable Insurance Products Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Amanda Farren, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

AZL DFA International Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA International Core Equity Fund	$52	1.01%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL DFA International Core Equity Fund	21.28%	9.03%	9.47%
MSCI EAFE Index (gross of withholding taxes)	20.80%	9.60%	10.20%
MSCI World Ex-USA Index (gross of withholding taxes)	21.58%	9.90%	10.40%

 Fund Statistics

Table Summary
Net Assets	$296,524,304
Number of Portfolio Holdings	3,458
Portfolio Turnover Rate	4%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	21.9%
Industrials	18.4%
Materials	10.5%
Consumer Discretionary	9.5%
Information Technology	7.7%
Health Care	7.5%
Consumer Staples	6.8%
Energy	6.2%
Communication Services	4.5%
Utilities	3.4%
Real Estate	1.9%
Money Market Funds	1.7%
Rights	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL DFA International Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821322 08/26

AZL DFA U.S. Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA U.S. Core Equity Fund	$40	0.77%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL DFA U.S. Core Equity Fund	22.97%	11.31%	14.17%
Russell 3000 Index	22.82%	12.31%	15.06%

 Fund Statistics

Table Summary
Net Assets	$746,806,124
Number of Portfolio Holdings	2,001
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	30.2%
Financials	14.7%
Industrials	12.7%
Consumer Discretionary	9.8%
Health Care	9.2%
Communication Services	8.1%
Consumer Staples	4.8%
Energy	4.4%
Materials	3.1%
Utilities	2.3%
Money Market Funds	0.5%
Real Estate	0.2%
Rights	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL DFA U.S. Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821298 08/26

AZL Enhanced Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Enhanced Bond Index Fund	$32	0.64%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	3.40%	(0.28)%	1.19%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

 Fund Statistics

Table Summary
Net Assets	$2,474,283,468
Number of Portfolio Holdings	1,764
Portfolio Turnover Rate	34%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	29.0%
Corporate Bonds	23.3%
U.S. Treasury Obligations	20.9%
Collateralized Mortgage Obligations	8.9%
Collateralized Mortgage Backed Securities	5.7%
Asset Backed Securities	4.9%
Money Market Funds	4.1%
Yankee Debt Obligations	2.7%
Municipal Bonds	0.5%
Foreign Bond	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Enhanced Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821470 08/26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$23	0.46%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 6/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	11.41%	5.93%	6.16%
S&P 500 Index	22.32%	13.41%	14.02%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.08%
Income and Growth Composite Index	11.16%	5.46%	5.60%

 Fund Statistics

Table Summary
Net Assets	$1,284,972,094
Number of Portfolio Holdings	1,713
Portfolio Turnover Rate	29%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Common Stocks	41.9%
U.S. Treasury Obligations	21.8%
Corporate Bonds	13.9%
U.S. Government Agency Mortgages	9.2%
Collateralized Mortgage Obligations	3.3%
Yankee Debt Obligations	3.0%
Collateralized Mortgage Backed Securities	2.4%
Money Market Funds	2.3%
Asset Backed Securities	1.5%
Bank Loans	0.6%
Convertible Bonds	0.1%
Preferred Stocks	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821173 08/26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$36	0.71%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	11.13%	5.68%	7.85%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Income and Growth Composite Index	11.16%	5.46%	7.27%

 Fund Statistics

Table Summary
Net Assets	$1,284,972,094
Number of Portfolio Holdings	1,713
Portfolio Turnover Rate	29%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Common Stocks	41.9%
U.S. Treasury Obligations	21.8%
Corporate Bonds	13.9%
U.S. Government Agency Mortgages	9.2%
Collateralized Mortgage Obligations	3.3%
Yankee Debt Obligations	3.0%
Collateralized Mortgage Backed Securities	2.4%
Money Market Funds	2.3%
Asset Backed Securities	1.5%
Bank Loans	0.6%
Convertible Bonds	0.1%
Preferred Stocks	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821413 08/26

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$34	0.68%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	3.81%	0.67%	2.44%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.64%

 Fund Statistics

Table Summary
Net Assets	$120,784,670
Number of Portfolio Holdings	1,182
Portfolio Turnover Rate	19%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
U.S. Treasury Obligations	32.1%
Corporate Bonds	24.8%
U.S. Government Agency Mortgages	16.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Obligations	6.1%
Collateralized Mortgage Backed Securities	5.1%
Asset Backed Securities	3.9%
Money Market Funds	3.6%
Bank Loans	1.1%
Convertible Bonds	0.3%
Common Stocks	0.2%
Preferred Stocks	0.1%
Right	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821199 08/26

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$46	0.93%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	3.57%	0.42%	2.25%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

 Fund Statistics

Table Summary
Net Assets	$120,784,670
Number of Portfolio Holdings	1,182
Portfolio Turnover Rate	19%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
U.S. Treasury Obligations	32.1%
Corporate Bonds	24.8%
U.S. Government Agency Mortgages	16.0%
Yankee Debt Obligations	6.7%
Collateralized Mortgage Obligations	6.1%
Collateralized Mortgage Backed Securities	5.1%
Asset Backed Securities	3.9%
Money Market Funds	3.6%
Bank Loans	1.1%
Convertible Bonds	0.3%
Common Stocks	0.2%
Preferred Stocks	0.1%
Right	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

01882V102 08/26

AZL Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Government Money Market Fund	$31	0.63%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Government Money Market Fund	3.36%	2.93%	1.72%
Three-Month U.S. Treasury Bill Index	3.76%	3.58%	2.33%

 Fund Statistics

Table Summary
Net Assets	$521,412,728
Number of Portfolio Holdings	155

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Repurchase Agreement	47.7%
U.S. Treasury Obligations	28.0%
U.S. Government Agency Mortgages	24.3%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821868 08/26

AZL International Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 1	$22	0.43%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	19.75%	8.80%	9.24%
MSCI EAFE Index (gross of withholding taxes)	20.80%	9.60%	10.05%

 Fund Statistics

Table Summary
Net Assets	$1,171,988,526
Number of Portfolio Holdings	712
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	24.8%
Industrials	18.8%
Information Technology	12.1%
Health Care	10.3%
Consumer Discretionary	8.1%
Consumer Staples	6.7%
Materials	5.9%
Utilities	3.8%
Communication Services	3.8%
Energy	3.3%
Real Estate	1.6%
Money Market Funds	0.8%
Right	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL International Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821231 08/26

AZL International Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 2	$35	0.68%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	19.42%	8.53%	9.05%
MSCI EAFE Index (gross of withholding taxes)	20.80%	9.60%	10.20%

 Fund Statistics

Table Summary
Net Assets	$1,171,988,526
Number of Portfolio Holdings	712
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	24.8%
Industrials	18.8%
Information Technology	12.1%
Health Care	10.3%
Consumer Discretionary	8.1%
Consumer Staples	6.7%
Materials	5.9%
Utilities	3.8%
Communication Services	3.8%
Energy	3.3%
Real Estate	1.6%
Money Market Funds	0.8%
Right	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL International Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821462 08/26

AZL Mid Cap Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 1	$17	0.32%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	25.55%	8.76%	11.56%
Russell 3000 Index	22.82%	12.31%	15.24%
S&P MidCap 400 Index	25.89%	9.07%	11.79%

 Fund Statistics

Table Summary
Net Assets	$483,841,048
Number of Portfolio Holdings	406
Portfolio Turnover Rate	8%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Industrials	26.0%
Information Technology	15.3%
Financials	14.6%
Consumer Discretionary	10.6%
Health Care	8.6%
Real Estate	6.5%
Materials	5.7%
Energy	4.3%
Consumer Staples	3.1%
Utilities	3.0%
Communication Services	1.5%
Money Market Funds	0.8%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Mid Cap Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821249 08/26

AZL Mid Cap Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 2	$31	0.57%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	25.24%	8.48%	11.14%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400 Index	25.89%	9.07%	11.65%

 Fund Statistics

Table Summary
Net Assets	$483,841,048
Number of Portfolio Holdings	406
Portfolio Turnover Rate	8%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Industrials	26.0%
Information Technology	15.3%
Financials	14.6%
Consumer Discretionary	10.6%
Health Care	8.6%
Real Estate	6.5%
Materials	5.7%
Energy	4.3%
Consumer Staples	3.1%
Utilities	3.0%
Communication Services	1.5%
Money Market Funds	0.8%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Mid Cap Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821454 08/26

AZL Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Moderate Index Strategy Fund	$4	0.08%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	14.40%	6.42%	8.54%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

 Fund Statistics

Table Summary
Net Assets	$1,222,096,895
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Domestic Equity Funds	44.3%
Fixed Income Fund	39.0%
International Equity Fund	16.7%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821728 08/26

AZL MSCI Global Equity Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 1	$19	0.37%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 6/21/21
AZL MSCI Global Equity Index Fund — Class 1	21.08%	11.43%	11.81%
MSCI World Index (gross of withholding taxes)	21.81%	11.98%	12.38%

 Fund Statistics

Table Summary
Net Assets	$348,956,118
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	30.1%
Financials	15.7%
Industrials	11.5%
Health Care	9.0%
Consumer Discretionary	8.9%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	3.6%
Materials	3.3%
Utilities	2.6%
Real Estate	1.7%
Money Market Funds	0.7%
Rights	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MSCI Global Equity Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821181 08/26

AZL MSCI Global Equity Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 2	$32	0.62%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	20.73%	11.15%	12.83%
MSCI World Index (gross of withholding taxes)	21.81%	11.98%	13.70%

 Fund Statistics

Table Summary
Net Assets	$348,956,118
Number of Portfolio Holdings	1,267
Portfolio Turnover Rate	2%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	30.1%
Financials	15.7%
Industrials	11.5%
Health Care	9.0%
Consumer Discretionary	8.9%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	3.6%
Materials	3.3%
Utilities	2.6%
Real Estate	1.7%
Money Market Funds	0.7%
Rights	0.0%
Warrant	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MSCI Global Equity Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821439 08/26

AZL Russell 1000 Growth Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 1	$20	0.40%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	17.17%	13.38%	18.49%
Russell 1000 Index	22.02%	12.66%	15.52%
Russell 1000 Growth Index	17.71%	13.71%	18.86%

 Fund Statistics

Table Summary
Net Assets	$596,594,661
Number of Portfolio Holdings	362
Portfolio Turnover Rate	23%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	53.9%
Communication Services	16.0%
Industrials	8.9%
Consumer Discretionary	8.1%
Health Care	5.4%
Financials	4.3%
Consumer Staples	1.2%
Money Market Funds	0.8%
Energy	0.4%
Real Estate	0.4%
Utilities	0.3%
Materials	0.3%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Russell 1000 Growth Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821215 08/26

AZL Russell 1000 Growth Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 2	$33	0.65%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	16.93%	13.12%	17.93%
Russell 1000 Index	22.02%	12.66%	15.30%
Russell 1000 Growth Index	17.71%	13.71%	18.58%

 Fund Statistics

Table Summary
Net Assets	$596,594,661
Number of Portfolio Holdings	362
Portfolio Turnover Rate	23%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	53.9%
Communication Services	16.0%
Industrials	8.9%
Consumer Discretionary	8.1%
Health Care	5.4%
Financials	4.3%
Consumer Staples	1.2%
Money Market Funds	0.8%
Energy	0.4%
Real Estate	0.4%
Utilities	0.3%
Materials	0.3%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Russell 1000 Growth Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821363 08/26

AZL Russell 1000 Value Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 1	$21	0.40%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	26.58%	10.87%	11.28%
Russell 1000 Index	22.02%	12.66%	15.52%
Russell 1000 Value Index	27.12%	11.17%	11.67%

 Fund Statistics

Table Summary
Net Assets	$667,970,999
Number of Portfolio Holdings	856
Portfolio Turnover Rate	21%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.9%
Information Technology	18.4%
Health Care	12.5%
Industrials	11.2%
Consumer Discretionary	10.5%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.9%
Materials	3.8%
Real Estate	3.6%
Communication Services	3.3%
Money Market Funds	1.1%
Right	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Russell 1000 Value Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821223 08/26

AZL Russell 1000 Value Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 2	$35	0.65%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	26.33%	10.60%	10.86%
Russell 1000 Index	22.02%	12.66%	15.30%
Russell 1000 Value Index	27.12%	11.17%	11.52%

 Fund Statistics

Table Summary
Net Assets	$667,970,999
Number of Portfolio Holdings	856
Portfolio Turnover Rate	21%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.9%
Information Technology	18.4%
Health Care	12.5%
Industrials	11.2%
Consumer Discretionary	10.5%
Consumer Staples	7.4%
Energy	5.4%
Utilities	3.9%
Materials	3.8%
Real Estate	3.6%
Communication Services	3.3%
Money Market Funds	1.1%
Right	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Russell 1000 Value Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821371 08/26

AZL S&P 500 Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 1	$11	0.21%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	22.08%	13.13%	15.22%
S&P 500 Index	22.32%	13.41%	15.51%

 Fund Statistics

Table Summary
Net Assets	$2,558,228,580
Number of Portfolio Holdings	507
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	37.8%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.8%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Real Estate	1.8%
Materials	1.8%
Money Market Funds	0.5%
Right	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL S&P 500 Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821553 08/26

AZL S&P 500 Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 2	$24	0.46%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	21.78%	12.85%	14.94%
S&P 500 Index	22.32%	13.41%	15.51%

 Fund Statistics

Table Summary
Net Assets	$2,558,228,580
Number of Portfolio Holdings	507
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Information Technology	37.8%
Financials	11.7%
Communication Services	9.6%
Consumer Discretionary	9.3%
Industrials	8.9%
Health Care	8.8%
Consumer Staples	4.6%
Energy	3.0%
Utilities	2.2%
Real Estate	1.8%
Materials	1.8%
Money Market Funds	0.5%
Right	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL S&P 500 Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821546 08/26

AZL Small Cap Stock Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 1	$18	0.33%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	37.16%	7.00%	11.03%
Russell 3000 Index	22.82%	12.31%	15.24%
S&P SmallCap 600 Index	37.50%	7.37%	11.39%

 Fund Statistics

Table Summary
Net Assets	$471,417,965
Number of Portfolio Holdings	608
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.0%
Industrials	17.0%
Information Technology	13.8%
Consumer Discretionary	13.5%
Health Care	12.1%
Real Estate	6.4%
Energy	4.9%
Materials	4.2%
Communication Services	3.5%
Consumer Staples	3.3%
Utilities	1.9%
Money Market Funds	1.4%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Small Cap Stock Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821256 08/26

AZL Small Cap Stock Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 2	$32	0.58%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	36.89%	6.73%	10.89%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P SmallCap 600 Index	37.50%	7.37%	11.52%

 Fund Statistics

Table Summary
Net Assets	$471,417,965
Number of Portfolio Holdings	608
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Investment Categories	Percent of Total Investments
Financials	18.0%
Industrials	17.0%
Information Technology	13.8%
Consumer Discretionary	13.5%
Health Care	12.1%
Real Estate	6.4%
Energy	4.9%
Materials	4.2%
Communication Services	3.5%
Consumer Staples	3.3%
Utilities	1.9%
Money Market Funds	1.4%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Small Cap Stock Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821538 08/26

AZL T. Rowe Price Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.  You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL T. Rowe Price Capital Appreciation Fund	$48	0.94%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	10.68%	8.08%	10.87%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

 Fund Statistics

Table Summary
Net Assets	$909,805,017
Number of Portfolio Holdings	267
Portfolio Turnover Rate	55%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Common Stocks	63.6%
U.S. Treasury Obligations	15.5%
Bank Loans	8.6%
Corporate Bonds	8.5%
Money Market Funds	4.2%
Asset Backed Securities	0.2%
Right	0.0%
Written Options	(0.6)%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL T. Rowe Price Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821306 08/26

(b)           Not applicable.

Item 2. Code of Ethics.

                Not applicable.

Item 3. Audit Committee Financial Expert.

                Not applicable.

Item 4. Principal Accountant Fees and Services.

                Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Allianz Variable Insurance Products Trust
Semi-Annual Financial Statements
and Other Information
June 30, 2026 (Unaudited)
AZL
®
DFA International Core Equity Fund
AZL
®
DFA U.S. Core Equity Fund
AZL
®
Enhanced Bond Index Fund
AZL
®
Fidelity Institutional Asset Management Multi-Strategy Fund
AZL
®
Fidelity Institutional Asset Management Total Bond Fund
AZL
®
Government Money Market Fund
AZL
®
International Index Fund
AZL
®
Mid Cap Index Fund
AZL
®
Moderate Index Strategy Fund
AZL
®
MSCI Global Equity Index Fund
AZL
®
Russell 1000 Growth Index Fund
AZL
®
Russell 1000 Value Index Fund
AZL
®
S&P 500 Index Fund
AZL
®
Small Cap Stock Index Fund
AZL
®
T. Rowe Price Capital Appreciation Fund

Allianz Variable Insurance Products Trust
Table of Contents
Page
Financial Statements (Form N-CSR Item 7) (Unaudited)
Schedules of Portfolio Investments
AZL DFA International Core Equity Fund 3
AZL DFA U.S. Core Equity Fund 40
AZL Enhanced Bond Index Fund 62
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 95
AZL Fidelity Institutional Asset Management Total Bond Fund 131
AZL Government Money Market Fund 159
AZL International Index Fund 162
AZL Mid Cap Index Fund 173
AZL Moderate Index Strategy Fund 180
AZL MSCI Global Equity Index Fund 181
AZL Russell 1000 Growth Index Fund 197
AZL Russell 1000 Value Index Fund 203
AZL S&P 500 Index Fund 214
AZL Small Cap Stock Index Fund 222
AZL T. Rowe Price Capital Appreciation Fund 231
Statements of Assets and Liabilities 238
Statements of Operations 243
Statements of Changes in Net Assets 248
Financial Highlights 256
Notes to the Financial Statements 271
Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8.   Changes in and Disagreements with Accountants 294
Item 9.   Proxy Disclosures 294
Item 10. Remuneration Paid to Directors, Officers and Others 294
Item 11. Statement Regarding Basis for Approval of Investment Advisory
and Subadvisory Contracts 294
This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.9%):
Aerospace & Defense (1.6%):
1,806 Airbus SE $ 401,941
8,498 Austal, Ltd.* 24,076
7,463 Babcock International Group plc 94,239
13,792 BAE Systems plc 337,347
110 Bet Shemesh Engines Holdings
1997, Ltd.* 31,389
940 Bombardier, Inc., Class B* 216,450
6,062 CAE, Inc.* 151,796
5,345 Chemring Group plc 36,307
51 Dassault Aviation SA 16,741
42 Elbit Systems, Ltd. 31,971
403 Exosens Sas 26,302
89 FACC AG 1,838
1,632 Hensoldt AG 126,366
611 INVISIO AB 12,926
1,540 Kongsberg Gruppen ASA 46,445
1,339 Leonardo SpA 71,798
394 LISI SA 29,643
1,814 MDA Space, Ltd.* 74,960
13,768 Melrose Industries plc 86,803
1,022 MTU Aero Engines AG 425,031
12,593 QinetiQ Group plc 70,571
292 Rheinmetall AG 330,493
47,917 Rolls-Royce Holdings plc 919,846
250 Saab AB, Class B 12,972
2,037 Safran SA 805,286
15,312 Senior plc 58,493
18,600 Singapore Technologies Engineering,
Ltd. 150,117
705 Thales SA 181,117
65 TKMS AG & Co. KGaA* 5,541
4,778,805
Air Freight & Logistics (0.6%):
2,500 AZ-COM MARUWA Holdings, Inc. 12,321
4,417 bpost SA* 7,825
283 CTT-Correios de Portugal SA 1,871
8,483 Deutsche Post AG 514,703
879 DSV A/S 208,683
5,752 Freightways Group, Ltd. 45,475
1,800 Hamakyorex Co., Ltd. 20,196
138 ID Logistics Group SACA* 53,959
20,500 KLN Logistics Group, Ltd. 14,371
1,200 Konoike Transport Co., Ltd. 20,063
1,984 Logista Integral SA 76,505
958 Mainfreight, Ltd. 33,778
2,300 Mitsui-Soko Holdings Co., Ltd. 48,003
7,500 NIPPON EXPRESS HOLDINGS,
Inc.^ 233,561
783 Oesterreichische Post AG 27,738
1,800 Sankyu, Inc. 96,003
900 SBS Holdings, Inc. 23,989
3,900 Senko Group Holdings Co., Ltd. 47,182
5,700 SG Holdings Co., Ltd. 54,192
2,000 Shibusawa Logistics Corp. 19,591
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
51,000 Singapore Post, Ltd. $ 13,422
4,700 Yamato Holdings Co., Ltd. 53,180
1,626,611
Automobile Components (1.5%):
1,000 Aisan Industry Co., Ltd. 11,668
9,900 Aisin Corp. 133,784
7,300 Akebono Brake Industry Co., Ltd.* 4,799
1,027 AKWEL SADIR 7,979
6,206 Amotiv, Ltd. 27,030
2,496 ARB Corp., Ltd. 32,731
2,319 Aumovio SE* 95,350
104 Autoneum Holding AG 13,909
1,920 Brembo NV 22,463
10,800 Bridgestone Corp. 227,415
1,647 Bulten AB* 7,349
906 CIE Automotive SA 27,601
10,458 Cie Generale des Etablissements
Michelin SCA 403,914
12,732 CIR SpA-Compagnie Industriali* 10,109
2,089 Continental AG 172,263
2,800 Daido Metal Co., Ltd. 29,233
2,400 Daikyonishikawa Corp. 14,847
518 Dauch Corp.* 2,682
9,500 Denso Corp. 109,743
8,380 Dometic Group AB*
(a)
21,547
600 Eagle Industry Co., Ltd. 10,572
542 EDAG Engineering Group AG* 1,969
1,724 ElringKlinger AG 9,614
1,500 Exco Technologies, Ltd. 8,124
1,000 Exedy Corp. 35,821
1,700 FCC Co., Ltd. 35,468
342 Feintool International Holding AG,
Registered Shares* 3,987
4,399 Forvia SE* 43,977
1,000 F-Tech, Inc. 3,999
800 Futaba Industrial Co., Ltd. 4,648
6,562 Gestamp Automocion SA
(a)
21,415
3,200 GS Yuasa Corp. 128,273
1,400 G-Tekt Corp. 17,892
400 HI-LEX Corp. 4,984
700 H-One Co., Ltd. 6,601
300 Imasen Electric Industrial 1,694
13,642 Johnson Electric Holdings, Ltd. 33,988
5,100 JTEKT Corp. 63,275
287 Kendrion NV 6,435
5,100 Koito Manufacturing Co., Ltd. 80,630
25,060 Kongsberg Automotive ASA* 5,054
1,400 KYB Corp. 33,301
1,033 Linamar Corp. 73,259
6,513 Magna International, Inc. 428,321
3,466 Martinrea International, Inc. 24,441
2,000 Mitsuba Corp. 14,539
400 Murakami Corp. 16,613
2,500 Musashi Seimitsu Industry Co., Ltd. 61,287

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Automobile Components, continued
5,100 NHK Spring Co., Ltd. $ 123,784
600 Nichirin Co., Ltd. 15,001
3,200 Nifco, Inc. 95,628
2,200 Nippon Seiki Co., Ltd. 33,662
2,300 Niterra Co., Ltd. 153,013
2,700 NOK Corp. 48,473
4,057 Nokian Renkaat Oyj 55,518
1,300 NPR-RIKEN Corp. 31,116
1,743 Opmobility 27,193
1,500 Piolax, Inc. 14,478
14,795 Pirelli & C SpA
(a)
111,816
3,500 Press Kogyo Co., Ltd. 16,876
1,900 Sanoh Industrial Co., Ltd.^ 11,176
2,535 Schaeffler AG 24,565
1,300 Seiren Co., Ltd. 26,255
2,400 Shoei Co., Ltd. 26,234
3,700 Stanley Electric Co., Ltd. 80,351
22,400 Sumitomo Electric Industries, Ltd. 413,511
5,000 Sumitomo Rubber Industries, Ltd. 64,947
1,400 Tachi-S Co., Ltd., Class S 18,290
800 Taiho Kogyo Co., Ltd., Class A 5,285
2,500 Tokai Rika Co., Ltd. 45,842
1,000 Topre Corp. 16,348
4,400 Toyo Tire Corp. 101,639
2,800 Toyoda Gosei Co., Ltd. 88,969
2,900 Toyota Boshoku Corp. 38,235
1,000 TPR Co., Ltd. 8,581
2,600 TS Tech Co., Ltd. 27,785
2,000 Unipres Corp. 14,918
4,944 Valeo SE 72,585
3,400 Yokohama Rubber Co., Ltd. (The) 153,847
600 Yorozu Corp. 3,082
4,525,600
Automobiles (1.0%):
2,511 Bayerische Motoren Werke AG 164,306
335 Ferrari NV 124,142
171 Ferrari NV, ADR 63,662
20,500 Honda Motor Co., Ltd. 185,731
15,300 Isuzu Motors, Ltd. 202,334
298 Knaus Tabbert AG* 3,725
15,600 Mazda Motor Corp. 105,126
5,893 Mercedes-Benz Group AG 295,762
22,000 Mitsubishi Motors Corp.^ 42,454
28,600 Nissan Motor Co., Ltd.*^ 53,096
2,700 Nissan Shatai Co., Ltd. 15,801
4,101 Renault SA 117,638
23,310 Stellantis NV, NYS* 132,883
2,055 Stellantis NV* 11,796
7,400 Subaru Corp. 109,054
20,500 Suzuki Motor Corp. 246,784
51,720 Toyota Motor Corp. 867,438
197 Trigano SA 31,647
530 Volkswagen AG 43,637
12,581 Volvo Car AB, Class B*^ 24,455
Shares Value
Common Stocks, continued
Automobiles, continued
13,200 Yamaha Motor Co., Ltd. $ 99,943
2,941,414
Banks (12.7%):
4,800 77 Bank, Ltd. (The) 98,503
7,892 ABN AMRO Bank NV, Class CV 335,626
536 Addiko Bank AG* 16,863
36,413 AIB Group plc 427,871
800 Akita Bank, Ltd. (The) 33,734
1,530 Aktia Bank Oyj 19,730
2,404 AL Sydbank 211,850
189 Alandsbanken Abp, Class B 9,459
16,341 ANZ Group Holdings, Ltd. 400,342
3,500 Aozora Bank, Ltd.^ 58,520
1,305 Avarda Bank AB 24,161
1,000 Awa Bank, Ltd. (The) 44,787
15,575 Banca Monte dei Paschi di Siena
SpA 193,379
49,047 Banco Bilbao Vizcaya Argentaria SA 1,230,292
18,777 Banco Bilbao Vizcaya Argentaria SA,
ADR 470,552
17,769 Banco BPM SpA 306,876
199,239 Banco Comercial Portugues SA,
Class R 235,831
155,480 Banco de Sabadell SA 552,247
2,101 Banco di Desio e della Brianza SpA 31,884
81,839 Banco Santander SA 1,132,077
9,759 Bank Hapoalim BM 225,267
16,869 Bank Leumi Le-Israel BM, Class IS 377,699
32,912 Bank of East Asia, Ltd. (The) 52,692
15,183 Bank of Ireland Group plc 302,610
2,400 Bank of Iwate, Ltd. (The) 30,341
1,271 Bank of Montreal 224,668
4,062 Bank of Montreal, ADR 717,755
1,500 Bank of Nagoya, Ltd. (The) 55,301
1,899 Bank of Nova Scotia (The) 165,073
8,317 Bank of Nova Scotia (The), ADR 722,248
21,633 Bank of Queensland, Ltd. 94,678
800 Bank of Saga, Ltd. (The) 26,084
2,000 Bank of the Ryukyus, Ltd. 32,266
12,593 Bankinter SA 211,268
710 Banque Cantonale de Geneve, Class
BR 29,890
844 Banque Cantonale Vaudoise,
Registered Shares^ 123,696
79,226 Barclays plc 531,946
2,182 BAWAG Group AG
(a)
437,456
11,907 Bendigo & Adelaide Bank, Ltd. 87,159
256 Berner Kantonalbank AG, Registered
Shares 121,547
5,565 BNP Paribas SA 650,367
19,542 BOC Hong Kong Holdings, Ltd. 105,992
18,661 BPER Banca SpA 292,883
31,551 CaixaBank SA 447,787
750 Canadian Imperial Bank of
Commerce 86,376

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
4,827 Canadian Imperial Bank of
Commerce, ADR $ 555,105
6,200 CCI Group, Inc. 39,159
7,100 Chiba Bank, Ltd. (The) 107,989
1,900 Chiba Kogyo Bank, Ltd. (The) 28,071
4,200 Chugin Financial Group, Inc. 80,059
3,308 Close Brothers Group plc* 17,792
9,513 Commerzbank AG^ 404,749
4,220 Commonwealth Bank of Australia 482,213
5,991 Credit Agricole SA 120,504
2,418 Credito Emiliano SpA 47,021
16,000 Dah Sing Banking Group, Ltd. 23,652
5,600 Dah Sing Financial Holdings, Ltd. 27,006
7,600 Daishi Hokuetsu Financial Group,
Inc. 100,101
4,998 Danske Bank A/S 268,180
15,061 DBS Group Holdings, Ltd. 761,190
11,894 Deutsche Bank AG, Registered
Shares 402,686
4,211 DNB Bank ASA 125,291
1,600 Ehime Bank, Ltd. (The) 21,233
682 EQB, Inc. 63,963
2,912 Erste Group Bank AG 390,097
650 FIDEA Holdings Co., Ltd. 7,838
13,904 FinecoBank Banca Fineco SpA 348,793
1,400 First Bank of Toyama, Ltd. (The) 22,024
1,095 First International Bank Of Israel, Ltd.
(The) 77,545
1,000 Fukui Bank, Ltd. (The) 34,066
2,200 Fukuoka Financial Group, Inc. 92,714
8,100 Gunma Bank, Ltd. (The) 117,433
7,200 Hachijuni Nagano Bank, Ltd. 106,947
34,267 Heartland Group Holdings, Ltd. 23,628
9,200 Hirogin Holdings, Inc. 118,977
2,700 Hokuhoku Financial Group, Inc. 111,609
62,150 HSBC Holdings plc 1,180,351
3,281 HSBC Holdings plc, ADR 311,990
7,600 Hyakugo Bank, Ltd. (The) 92,767
4,000 Hyakujushi Bank, Ltd. (The) 63,553
3 Hypothekarbank Lenzburg AG, Class
R 15,227
16,126 ING Groep NV 510,142
92,770 Intesa Sanpaolo SpA 635,421
11,744 Israel Discount Bank, Ltd., Class A 116,572
3,300 Iyogin Holdings, Inc. 64,346
10,800 Japan Post Bank Co., Ltd. 205,750
44,262 Judo Capital Holdings, Ltd.* 28,958
6,500 Juroku Financial Group, Inc. 93,806
1,407 Jyske Bank A/S, Registered Shares 203,526
4,075 KBC Group NV 555,785
3,200 Keiyo Bank, Ltd. (The) 49,064
400 Kita-Nippon Bank, Ltd. (The) 13,365
2,400 Kiyo Bank, Ltd. (The) 65,625
3,400 Kyoto Financial Group, Inc. 94,434
7,790 Kyushu Financial Group, Inc. 69,035
787 Laurentian Bank of Canada 22,288
Shares Value
Common Stocks, continued
Banks, continued
381 Liechtensteinische Landesbank AG $ 49,059
1,414 Lion Finance Group plc 212,626
339,112 Lloyds Banking Group plc 500,291
583 Luzerner Kantonalbank AG,
Registered Shares 79,546
10,470 Mebuki Financial Group, Inc. 92,139
47,500 Mitsubishi UFJ Financial Group, Inc. 942,396
3,000 Miyazaki Bank, Ltd. (The) 39,448
1,267 Mizrahi Tefahot Bank, Ltd. 83,840
9,980 Mizuho Financial Group, Inc. 479,274
3,900 Musashino Bank, Ltd. (The) 60,612
6,113 MyState, Ltd. 19,395
4,000 Nanto Bank, Ltd. (The) 43,469
15,286 National Australia Bank, Ltd. 401,971
1,407 National Bank of Canada 222,157
59,003 NatWest Group plc 519,956
3,100 Nishi-Nippon Financial Holdings, Inc. 79,403
19,472 Nordea Bank Abp 369,784
3,786 Norion Bank AB* 23,713
9,500 North Pacific Bank, Ltd. 65,526
1,200 Ogaki Kyoritsu Bank, Ltd. (The) 54,218
3,000 Oita Bank, Ltd. (The) 44,788
820 Okinawa Financial Group, Inc. 32,240
461 Oma Saastopankki Oyj 6,072
17,646 Oversea-Chinese Banking Corp., Ltd. 339,544
2,493 Pareto Bank ASA 17,138
5,215 Permanent TSB Group Holdings plc 17,880
1,522 Procrea Holdings, Inc. 35,003
28,000 Public Financial Holdings, Ltd. 4,937
3,857 Raiffeisen Bank International AG 246,319
1,000 Rakuten Bank, Ltd.* 31,921
7,675 Resona Holdings, Inc. 100,113
781 Ringkjoebing Landbobank A/S 185,483
12,035 Royal Bank of Canada 2,492,376
5,793 Royal Bank of Canada, ADR 1,198,977
3,560 San ju San Financial Group, Inc. 37,933
4,900 San-In Godo Bank, Ltd. (The) 69,126
7,500 Senshu Ikeda Holdings, Inc. 45,230
26,300 Seven Bank, Ltd. 45,564
7,500 Shiga Bank, Ltd. (The) 120,409
2,100 Shikoku Bank, Ltd. (The) 39,015
400 Shimizu Bank, Ltd. (The) 5,838
5,900 Shizuoka Financial Group, Inc. 110,033
8,685 Skandinaviska Enskilda Banken AB,
Class A 172,892
8,330 Societe Generale SA 737,539
538 SpareBank 1 Oestlandet 10,293
1,426 SpareBank 1 Sor-Norge ASA 27,880
1,551 Sparebanken More 16,983
1,150 Sparebanken Norge 21,602
523 Sparekassen Sjaelland-Fyn A/S 29,587
126 St. Galler Kantonalbank AG,
Registered Shares 100,102
14,492 Standard Chartered plc 392,730
16,600 Sumitomo Mitsui Financial Group,
Inc. 649,062

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
3,500 Sumitomo Mitsui Trust Group, Inc. $ 130,670
4,100 Suruga Bank, Ltd. 62,006
8,846 Svenska Handelsbanken AB, Class A 130,196
5,769 Swedbank AB, Class A 215,508
1,853 TBC Bank Group plc 108,969
4,500 Tochigi Bank, Ltd. (The) 25,996
6,500 Toho Bank, Ltd. (The) 31,241
6,400 Tokyo Kiraboshi Financial Group, Inc. 71,657
7,500 TOMONY Holdings, Inc. 40,600
4,953 Toronto-Dominion Bank (The) 601,443
4,701 Toronto-Dominion Bank (The), ADR 571,638
2,100 Towa Bank, Ltd. (The) 18,949
1,200 Tsukuba Bank, Ltd. 4,568
39,799 Unicaja Banco SA
(a)
141,870
9,339 UniCredit SpA 835,465
8,527 United Overseas Bank, Ltd. 262,972
743 Valiant Holding AG 147,838
900 VersaBank 20,889
239 Walliser Kantonalbank, Registered
Shares 46,901
19,776 Westpac Banking Corp. 483,395
1,600 Yamagata Bank, Ltd. (The) 34,896
4,400 Yamaguchi Financial Group, Inc. 77,412
700 Yamanashi Chuo Bank, Ltd. (The) 26,942
14,100 Yokohama Financial Group, Inc. 150,642
6 Zuger Kantonalbank, Class BR 76,159
37,549,527
Beverages (1.1%):
2,757 AG Barr plc 23,149
1,900 Andrew Peller, Ltd., Class A 10,638
12,147 Anheuser-Busch InBev SA/NV 1,001,398
13,000 Asahi Group Holdings, Ltd. 123,693
30,200 Budweiser Brewing Co. APAC, Ltd.
(a)
23,570
14,772 C&C Group plc 18,430
1,210 Carlsberg AS, Class B 158,791
2,400 Coca-Cola Bottlers Japan Holdings,
Inc. 63,344
2,736 Coca-Cola Europacific Partners plc 273,792
2,713 Coca-Cola HBC AG* 177,058
9,206 Davide Campari-Milano NV, Class M 57,307
2,045 Diageo plc, ADR^ 164,377
9,254 Diageo plc 185,970
2,583 Heineken NV 217,240
2,400 Ito En, Ltd. 43,408
8,900 Kirin Holdings Co., Ltd. 152,517
109 Laurent-Perrier 10,539
1,200 Lifedrink Co., Inc. 12,202
653 Olvi Oyj, A Shares 23,883
2,951 Pernod Ricard SA 215,464
456 Remy Cointreau SA 22,460
1,532 Royal Unibrew A/S 101,092
4,800 Sapporo Holdings, Ltd.^ 59,889
2,400 Suntory Beverage & Food, Ltd. 66,407
2,900 Takara Holdings, Inc. 39,998
Shares Value
Common Stocks, continued
Beverages, continued
12,746 Treasury Wine Estates, Ltd. $ 42,083
3,288,699
Biotechnology (0.3%):
28 Argenx SE, ADR* 25,977
63 Argenx SE* 58,435
181 Basilea Pharmaceutica Ag Allschwil,
Registered Shares* 11,968
2,965 Bavarian Nordic A/S* 82,911
415 BioArctic AB, Class B
(a)
14,099
1,017 BioGaia AB, B Shares 12,268
760 Clinuvel Pharmaceuticals, Ltd. 5,416
1,439 CSL, Ltd. 114,585
688 Genmab A/S* 188,487
6,461 Grifols SA 66,184
1,490 Lakefront Biotherapeutics NV* 44,650
8,774 Mesoblast, Ltd.* 11,940
123 Pharma Mar SA* 10,611
20,503 Pharming Group NV* 28,170
378 Swedish Orphan Biovitrum AB* 18,023
1,382 Telix Pharmaceuticals, Ltd.* 15,953
1,960 Vitrolife AB 17,746
1,105 Zealand Pharma A/S* 48,995
776,418
Broadline Retail (0.9%):
300 ASKUL Corp. 2,205
24,109 B&M European Value Retail plc 62,374
1,900 Belluna Co., Ltd. 11,107
2,059 Canadian Tire Corp., Class A 283,637
3,143 Dollarama, Inc. 415,831
6,374 Europris ASA
(a)
56,896
17,501 Harvey Norman Holdings, Ltd. 58,559
2,500 Isetan Mitsukoshi Holdings, Ltd. 63,658
3,000 Izumi Co., Ltd. 17,741
8,200 J. Front Retailing Co., Ltd. 182,480
4,015 Lindex Group OYJ* 9,569
2,918 Max Stock, Ltd. 35,417
2,800 Mercari, Inc.* 70,750
30,000 Metro Holdings, Ltd. 10,906
10,327 Myer Holdings, Ltd. 2,172
1,465 Next plc 282,670
14,500 Pan Pacific International Holdings
Corp. 74,014
5,399 Prosus NV* 234,646
2,236 Puuilo Oyj 45,903
12,000 Rakuten Group, Inc.* 55,992
6,900 Ryohin Keikaku Co., Ltd. 150,758
1,600 Seria Co., Ltd. 35,875
9,000 Takashimaya Co., Ltd. 139,177
24,280 THG plc*^ 9,693
1,077 Tokmanni Group Corp.^ 8,716
3,646 Warehouse Group, Ltd. (The)* 1,188
6,822 Wesfarmers, Ltd. 428,063

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
4,000 Wing On Co. International, Ltd. $ 6,639
2,756,636
Building Products (1.2%):
3,100 AGC, Inc. 134,073
2,028 Arbonia AG* 8,940
2,091 Ariston Holding NV 8,579
2,613 Assa Abloy AB, Class B 92,324
136 Belimo Holding AG, Class R 153,379
2,400 Bunka Shutter Co., Ltd. 28,422
1,300 Central Glass Co., Ltd. 35,638
7,597 Cie de Saint-Gobain SA 687,737
2,300 Daikin Industries, Ltd. 349,401
5,524 Deceuninck NV 13,794
1,026 Dormakaba Holding AG 66,342
24,693 Fletcher Building, Ltd.* 47,613
35 Forbo Holding AG, Registered
Shares^ 32,189
537 Geberit AG, Registered Shares 358,431
5,720 Genuit Group plc 21,024
12,753 GWA Group, Ltd. 20,322
3,039 Inrom Construction Industries, Ltd. 24,551
1,684 Inwido AB 25,010
5,198 James Halstead plc 8,758
3,006 Kingspan Group plc 274,929
1,300 Kondotec, Inc. 12,133
2,281 Lindab International AB 30,672
9,000 Lixil Corp. 100,266
297 Meier Tobler Group AG 11,437
1,598 Munters Group AB
(a)
28,444
641 Nederman Holding AB 8,677
8,093 Nibe Industrier AB, Class B 30,091
4,000 Nichias Corp. 98,253
1,100 Nichiha Corp. 20,764
1,200 Nihon Dengi Co., Ltd. 17,430
1,800 Nihon Flush Co., Ltd. 8,023
4,900 Nippon Sheet Glass Co., Ltd.* 14,577
2 Norcros plc 8
1,400 Okabe Co., Ltd. 7,699
1,958 Recticel SA 24,529
19,244 Reliance Worldwide Corp., Ltd. 52,397
1,867 ROCKWOOL A/S, Class A 61,906
3,440 ROCKWOOL A/S, Class B 110,578
1,900 Sankyo Tateyama, Inc. 7,355
4,100 Sanwa Holdings Corp. 96,121
47 Schweiter Technologies AG 17,154
700 Sekisui Jushi Corp. 11,149
700 Shin Nippon Air Technologies Co.,
Ltd. 16,264
2,700 Sinko Industries, Ltd. 20,894
3,824 Systemair AB 32,407
1,800 Takara Standard Co., Ltd. 34,490
1,400 Takasago Thermal Engineering Co.,
Ltd. 44,295
1,100 TOTO, Ltd. 59,050
3,919 Volution Group plc 31,788
Shares Value
Common Stocks, continued
Building Products, continued
41,175 Xinyi Glass Holdings, Ltd. $ 44,877
306 Zehnder Group AG, Registered
Shares 23,698
3,468,882
Capital Markets (2.9%):
8,071 3i Group plc 266,326
54,618 Aberdeen Group plc 172,697
11,831 ABG Sundal Collier Holding ASA 8,509
2,350 AGF Management, Ltd., Class B 33,408
11,052 AJ Bell plc 89,655
9,083 Allfunds Group plc 87,289
903 Altamir 23,524
1,347 Amundi SA
(a)
129,263
9,979 Ashmore Group plc 26,642
939 ASX, Ltd. 34,671
4,100 Australian Ethical Investment, Ltd. 11,940
1,518 Avanza Bank Holding AB 60,804
3,866 Azimut Holding SpA 156,832
1,968 Banca Generali SpA 146,599
521 Bellevue Group AG, Class BR 4,409
12,000 Bright Smart Securities &
Commodities Group, Ltd.* 10,635
921 Brookfield Corp., ADR 39,225
1,985 Brookfield Corp., Class A 84,699
563 Brooks Macdonald Group plc 9,338
1,527 Bure Equity AB 42,021
1,500 Canaccord Genuity Group, Inc. 15,443
150 Cie Financiere Tradition SA, Class
BR 55,884
5,668 CMC Markets plc
(a)
34,324
12,600 Daiwa Securities Group, Inc. 123,904
552 Deutsche Beteiligungs AG 13,875
1,369 Deutsche Boerse AG 373,524
1,036 DWS Group GmbH & Co. KGaA
(a)
77,724
4,307 EFG International AG* 86,409
170 eQ Oyj 1,923
728 EQT AB 20,602
899 EQT Holdings, Ltd. 10,151
981 Euronext NV
(a)
156,931
4,000 Fiera Capital Corp., Class A 14,865
2,430 flatexDEGIRO SE 104,129
838 Flow Traders, Ltd.* 24,712
1,819 Foresight Group Holdings, Ltd. 10,573
1,973 Georgia Capital plc* 109,431
557 Gimv NV 29,474
2,400 GMO Financial Holdings, Inc. 14,607
44,000 Guotai Junan International Holdings,
Ltd.^ 11,063
7,694 Hong Kong Exchanges & Clearing,
Ltd. 357,609
1,131 HUB24, Ltd. 57,362
2,880 ICG plc 64,552
5,100 iFAST Corp., Ltd.^ 34,950
7,787 IG Group Holdings plc 186,837
2,332 IGM Financial, Inc. 130,208

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
4,298 Impax Asset Management Group plc $ 5,627
4,942 IntegraFin Holdings plc 23,250
13,081 Investec plc 104,225
28,448 IP Group plc* 24,720
200 IwaiCosmo Holdings, Inc. 4,926
2,600 JAFCO Group Co., Ltd. 37,949
11,900 Japan Exchange Group, Inc. 149,990
3,861 Julius Baer Group, Ltd. 333,818
17,082 Jupiter Fund Management plc 37,097
800 Kyokuto Securities Co., Ltd. 7,682
13,152 L1 Group, Ltd. 10,304
2,122 Liontrust Asset Management plc 9,836
1,870 London Stock Exchange Group plc 202,457
1,015 MA Financial Group, Ltd. 4,170
1,408 Macquarie Group, Ltd. 244,983
9,183 Magellan Financial Group, Ltd. 61,881
22,059 Man Group plc 85,528
2,300 Marusan Securities Co., Ltd. 15,215
2,300 Matsui Securities Co., Ltd. 13,611
1,540 Meitav Investment House, Ltd. 67,066
2,900 Mito Securities Co., Ltd. 11,737
3,035 MLP SE 25,351
595 Mutares SE & Co. KGaA 18,493
20,271 Navigator Global Investments, Ltd. 35,254
3,405 Netwealth Group, Ltd. 48,404
11,700 Nihon M&A Center Holdings, Inc. 45,878
9,608 Ninety One plc 26,924
24,100 Nomura Holdings, Inc. 210,316
1,900 Nordnet AB (publ) 72,248
18,105 NZX, Ltd. 14,506
7,300 Okasan Securities Group, Inc. 43,335
2,367 Onex Corp. 177,028
231 Partners Group Holding AG 189,190
2,699 Perpetual, Ltd. 29,056
2,662 Plus500, Ltd. 168,983
2,595 Polar Capital Holdings plc 30,675
40,781 Quilter plc
(a)
104,060
942 Rathbones Group plc 20,030
9,785 Ratos AB, B Shares 33,580
8,000 SBI Holdings, Inc. 130,131
11,100 Singapore Exchange, Ltd. 207,704
840 Sparx Group Co., Ltd. 11,355
500 Sprott, Inc. 56,343
12,819 St James's Place plc 206,111
2,100 Strike Group Co., Ltd. 16,320
3,640 Swissquote Group Holding SA,
Registered Shares 170,899
1,296 Taaleri plc 10,592
2,584 Tamburi Investment Partners SpA 25,839
1,520 Tel Aviv Stock Exchange, Ltd. 63,230
800 Tikehau Capital SCA 15,144
2,255 TMX Group, Ltd. 73,831
8,500 Tokai Tokyo Financial Holdings, Inc. 39,489
26,693 TP ICAP Group plc 119,842
18,493 UBS Group AG 916,345
5,986 UOB-Kay Hian Holdings, Ltd. 17,110
Shares Value
Common Stocks, continued
Capital Markets, continued
22,000 Value Partners Group, Ltd. $ 5,774
1,171 Van Lanschot Kempen NV 88,946
947 VIEL & Cie SA 19,541
1,096 Vontobel Holding AG, Class R 99,648
128 VP Bank AG, Class A 14,231
289 VZ Holding AG 54,180
3,692 XPS Pensions Group plc 15,068
8,686,608
Chemicals (3.2%):
4,100 5N Plus, Inc.* 126,576
900 Achilles Corp. 6,460
2,300 ADEKA Corp. 59,417
1,800 Aica Kogyo Co., Ltd. 40,933
3,715 Aimia, Inc.*^ 7,047
2,419 Air Liquide SA 479,004
7,900 Air Water, Inc. 134,599
3,964 Akzo Nobel NV 268,829
143 Alzchem Group AG 28,368
700 Arakawa Chemical Industries, Ltd. 9,116
1,396 Arkema SA 88,005
1,200 Artience Co., Ltd. 31,880
28,200 Asahi Kasei Corp. 311,085
400 ASAHI YUKIZAI Corp. 17,827
13,890 BASF SE 742,427
772 Borregaard ASA 11,629
400 C Uyemura & Co., Ltd. 68,309
1,400 Chugoku Marine Paints, Ltd. 28,836
5,498 Clariant AG, Registered Shares* 48,029
987 Corbion NV 22,720
1,776 Croda International plc 71,280
1,000 Dai Nippon Toryo Co., Ltd. 8,217
8,400 Daicel Corp. 71,261
800 Dainichiseika Color & Chemicals
Manufacturing Co., Ltd. 5,165
3,200 Denka Co., Ltd. 86,420
3,300 DIC Corp. 97,780
200 DKS Co., Ltd. 15,401
144 DSM-Firmenich AG 13,660
57,661 Dyno Nobel, Ltd. 156,862
19,833 Elementis plc 40,478
14,426 Elkem ASA*
(a)
46,661
84 EMS-Chemie Holding AG 72,100
9,485 Essentra plc 10,056
4,814 Evonik Industries AG 87,344
1,021 FUCHS SE 37,916
1,600 Fujimi, Inc. 45,754
1,800 Fuso Chemical Co., Ltd. 50,718
41 Givaudan SA, Registered Shares 173,784
200 Gurit Holding AG, Class BR* 10,255
5,343 Hexpol AB 39,838
3,363 ICL Group, Ltd. 16,886
1,500 Ishihara Sangyo Kaisha, Ltd. 26,470
500 JCU Corp. 23,884
4,610 Johnson Matthey plc 115,720
700 JSP Corp. 10,786

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
3,115 K+S AG, Registered Shares $ 47,013
1,900 Kaneka Corp. 66,872
6,100 Kansai Paint Co., Ltd. 99,838
1,300 Kanto Denka Kogyo Co., Ltd. 28,991
600 KeePer Technical Laboratory Co.,
Ltd. 10,055
1,600 KEIWA, Inc. 11,953
4,979 Kemira Oyj 93,438
88,854 Keppel Infrastructure Trust 36,794
1,400 KH Neochem Co, Ltd. 25,669
1,500 Koatsu Gas Kogyo Co., Ltd. 10,103
2,000 Konishi Co., Ltd. 18,194
3,400 Kumiai Chemical Industry Co., Ltd. 15,053
10,500 Kuraray Co., Ltd.^ 107,851
900 Kureha Corp. 21,468
1,200 Kuriyama Holdings Corp. 11,562
1,374 LANXESS AG 23,800
549 Lenzing AG* 15,193
1,200 Lintec Corp. 53,026
400 MEC Co., Ltd. 27,295
1,400 Methanex Corp. 64,674
19,400 Mitsubishi Chemical Group Corp. 134,802
2,800 Mitsubishi Gas Chemical Co., Inc. 88,794
6,800 Mitsui Chemicals, Inc. 89,889
600 Moriroku Co., Ltd. 8,719
12,400 Nanofilm Technologies International,
Ltd. 11,694
800 Nihon Kagaku Sangyo Co., Ltd. 10,241
2,300 Nihon Nohyaku Co., Ltd. 14,237
4,000 Nihon Parkerizing Co., Ltd. 41,742
600 Nippon Chemical Industrial Co., Ltd. 17,445
5,400 Nippon Kayaku Co., Ltd. 66,462
10,400 Nippon Paint Holdings Co., Ltd. 67,697
2,500 Nippon Sanso Holdings Corp. 92,248
3,900 Nippon Shokubai Co., Ltd. 50,204
1,300 Nippon Soda Co., Ltd. 28,288
2,900 Nissan Chemical Corp. 151,334
9,200 Nitto Denko Corp. 181,247
3,600 NOF Corp. 58,498
4,753 Novonesis (Novozymes) B 300,390
6,341 Nufarm, Ltd.* 11,937
4,544 Nutrien, Ltd. 286,303
3,137 Nutrien, Ltd., ADR 197,474
500 Okamoto Industries, Inc. 16,284
600 Okura Industrial Co., Ltd. 17,619
6,697 Orica, Ltd. 110,171
900 Osaka Organic Chemical Industry,
Ltd. 33,504
600 PILLAR Corp. 40,458
1,400 Resonac Holdings Corp. 156,125
1,000 Riken Technos Corp. 10,375
15 Robertet SA^ 13,818
500 Sakai Chemical Industry Co., Ltd. 14,464
1,100 Sakata INX Corp. 16,111
700 Sanyo Chemical Industries, Ltd. 21,138
900 Sekisui Kasei Co., Ltd. 2,949
Shares Value
Common Stocks, continued
Chemicals, continued
2,200 Shikoku Kasei Holdings Corp. $ 48,551
10,400 Shin-Etsu Chemical Co., Ltd. 453,561
1,800 Shin-Etsu Polymer Co., Ltd. 26,858
866 Sika AG, Registered Shares 178,478
300 SK Kaken Co., Ltd. 17,349
1,125 SOL SpA 74,814
1,216 Solvay SA, Class A 36,519
285 SP Group A/S 17,559
400 Stella Chemifa Corp. 16,403
300 Sumitomo Bakelite Co., Ltd. 13,939
27,427 Sumitomo Chemical Co., Ltd. 87,248
1,500 Sumitomo Seika Chemicals Co., Ltd. 11,813
1,479 Syensqo SA 109,208
1,897 Symrise AG, Class A 190,360
4,585 Synthomer plc* 4,854
700 T. Hasegawa Co., Ltd. 13,744
3,600 Taiyo Holdings Co., Ltd. 110,013
3,000 Takasago International Corp. 20,666
600 Tayca Corp. 8,716
6,900 Teijin, Ltd. 69,336
205 Tessenderlo Group SA 4,532
2,400 Toagosei Co., Ltd. 25,809
9,200 Tokai Carbon Co., Ltd. 97,880
2,200 Tokuyama Corp. 66,976
1,000 Tokyo Ohka Kogyo Co., Ltd. 71,146
16,400 Toray Industries, Inc. 113,853
6,300 Tosoh Corp. 114,204
200 Toyo Gosei Co., Ltd. 20,768
3,400 Toyobo Co., Ltd. 33,893
3,300 UBE Corp. 64,897
2,209 Umicore SA 51,538
700 Valqua, Ltd. 31,335
2,109 Victrex plc 16,079
571 Wacker Chemie AG* 59,309
1,291 Yara International ASA 56,780
800 Yushiro, Inc. 14,021
2,800 Zacros Corp. 23,878
5,600 Zeon Corp. 81,205
9,475,387
Commercial Services & Supplies (1.2%):
6,000 ALSOK Co., Ltd. 39,447
22,328 AMA Group, Ltd.* 7,058
1,123 Befesa SA
(a)
38,306
896 Bilfinger SE 82,276
3,449 Black Diamond Group, Ltd. 44,921
500 BOYD GROUP, Inc. 47,349
11,094 Brambles, Ltd. 149,747
7,404 Bravida Holding AB
(a)
94,429
200 Calian Group, Ltd. 11,919
300 Central Security Patrols Co., Ltd. 4,750
250 Cewe Stiftung & Co. KGAA 26,024
59,285 Cleanaway Waste Management, Ltd. 96,714
3,808 Coor Service Management Holding
AB
(a)
19,860
2,400 CTS Co., Ltd. 12,336

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
4,100 Dai Nippon Printing Co., Ltd. $ 75,086
1,500 Daiseki Co., Ltd. 36,336
3,731 Derichebourg SA 40,675
2,180 Dexterra Group, Inc. 21,260
104 DO & CO AG 25,811
4,446 doValue SpA
(a)
10,924
26,433 Downer EDI, Ltd. 147,468
1,100 Duskin Co., Ltd. 29,511
12,559 Element Fleet Management Corp. 259,221
6,853 Elis SA 212,279
1,243 GFL Environmental, Inc. 45,711
435 GL Events SACA 16,679
800 grems, Inc. 11,951
1,460 Hargreaves Services plc 15,767
900 Inaba Seisakusho Co., Ltd. 9,826
4,768 ISS A/S 195,173
1,800 Itoki Corp. 29,651
5,200 Japan Elevator Service Holdings Co.,
Ltd. 55,809
21,513 Johnson Service Group plc 47,028
9,900 Kokuyo Co., Ltd. 48,718
4,600 Kosaido Holdings Co., Ltd. 15,958
1,600 Kyodo Printing Co., Ltd. 15,578
2,302 Lassila & Tikanoja Oyj 17,941
2,724 Loomis AB, Class B 133,611
2,302 Luotea plc 4,655
700 Matsuda Sangyo Co., Ltd. 24,958
5,449 Mears Group plc 29,496
39,904 Mitie Group plc 79,268
600 Mitsubishi Pencil Co., Ltd. 9,990
2,800 NAC Co., Ltd. 8,677
900 Nichiban Co., Ltd. 10,389
10,600 Nippon Parking Development Co.,
Ltd. 16,409
1,600 Okamura Corp. 22,601
1,100 Oyo Corp. 18,878
4,100 Park24 Co., Ltd. 50,864
3,300 Pilot Corp. 34,378
2,400 Prestige International, Inc. 9,536
22,243 Prosegur Cash SA
(a)
16,092
1,281 RB Global, Inc. 149,147
9,054 Rentokil Initial plc 51,250
900 Sato Corp. 13,216
952 Sdiptech AB, Class B* 23,892
95 Seche Environnement SACA 8,641
1,400 Secom Co., Ltd. 55,639
6,718 Securitas AB, Class B 110,354
24,072 Serco Group plc 69,993
641 Societe BIC SA 41,754
5,573 SPIE SA 321,399
700 Studio Alice Co., Ltd. 7,996
1,817 Takkt AG* 4,760
2,580 TOPPAN Holdings, Inc. 81,833
2,000 TRE Holdings Corp. 25,782
800 Waste Connections, Inc. 133,356
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
418 Waste Connections, Inc., ADR $ 69,676
3,697,987
Communications Equipment (0.2%):
700 Aiphone Co., Ltd. 11,598
1,000 AudioCodes, Ltd. 9,680
700 DKK Co., Ltd. 13,195
1,700 Evertz Technologies, Ltd. 22,897
726 EVS Broadcast Equipment SA 22,701
573 Gilat Satellite Networks, Ltd.* 7,634
500 Icom, Inc. 9,443
13,969 Nokia Oyj 184,906
16,000 Plover Bay Technologies, Ltd. 16,262
10,200 Quarterhill, Inc.* 17,262
418 RTX A/S* 6,102
600 Sangoma Technologies Corp.* 2,289
684 Telefonaktiebolaget LM Ericsson,
Class A 7,625
29,389 Telefonaktiebolaget LM Ericsson,
Class B 328,121
7,500 VTech Holdings, Ltd.^ 49,263
708,978
Construction & Engineering (2.6%):
859 Ackermans & van Haaren NV 280,606
2,213 ACS Actividades de Construccion y
Servicios SA 326,760
1,453 Aecon Group, Inc. 46,640
1,375 AF Gruppen ASA 26,902
3,000 Asanuma Corp. 15,578
1,130 Ashtrom Group, Ltd. 23,743
1,762 AtkinsRealis Group, Inc. 109,440
1,210 Badger Infrastructure Solutions, Ltd. 79,370
6,990 Balfour Beatty plc 80,471
1,900 Bird Construction, Inc. 86,727
11,372 Boustead Singapore, Ltd. 18,077
7,969 Bouygues SA 444,588
268 Burkhalter Holding AG 51,109
1,300 Chudenko Corp. 43,551
494 Cie d'Entreprises CFE 7,453
3,721 COMSYS Holdings Corp. 125,670
6,325 Costain Group plc 17,423
1,000 CTI Engineering Co., Ltd. 17,565
3,000 Dai-Dan Co., Ltd. 53,752
310 Danya Cebus, Ltd. 12,737
335 Deme Group NV 67,014
1,000 Ebara Jitsugyo Co., Ltd. 15,156
2,529 Eiffage SA 373,349
818 Elecnor SA 37,169
816 Electra, Ltd./Israel 30,890
7,737 Eltel AB* 9,659
37,002 Empresas ICA SAB de CV*
(b)
—
5,200 EXEO Group, Inc. 89,018
1,751 Ferrovial NV 120,110
440 Fudo Tetra Corp. 7,431
2,931 Fugro NV 31,671

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
400 Fukuda Corp. $ 9,140
4,363 Galliford Try Holdings plc 30,446
3,400 Hazama Ando Corp. 37,694
900 Hibiya Engineering, Ltd. 17,165
212 HOCHTIEF AG 122,830
783 Implenia AG, Registered Shares 69,025
5,936 INFRONEER Holdings, Inc. 98,534
5,765 Instalco AB 22,762
5,200 JGC Holdings Corp. 81,079
1,100 Kajima Corp. 40,169
1,100 Kandenko Co., Ltd. 45,999
600 Kawada Technologies, Inc. 4,855
2,069 Keller Group plc 72,853
19,638 Kier Group plc 56,883
500 Kinden Corp. 24,688
11,711 Koninklijke BAM Groep NV 164,305
1,747 Koninklijke Heijmans NV 227,731
500 Kraftia Corp. 28,889
2,800 Kumagai Gumi Co., Ltd. 24,816
770 Kvutzat Acro, Ltd.* 11,269
1,447 Lycopodium, Ltd. 18,070
4,354 Maas Group Holdings, Ltd. 16,010
5,316 Maire SpA 87,017
31,500 MECOM Power and Construction,
Ltd.* 568
1,700 Meisei Industrial Co., Ltd. 19,400
3,300 MIRAIT ONE Corp. 78,915
300 Mitsubishi Kakoki Kaisha, Ltd. 6,825
1,800 Miyaji Engineering Group, Inc. 17,013
3,129 Monadelphous Group, Ltd. 67,596
1,042 Morgan Sindall Group plc 67,983
2,652 Mota-Engil SGPS SA^ 14,142
824 Multiconsult ASA
(a)
12,074
3,753 NCC AB, Class B 73,868
1,000 Nichireki Group Co., Ltd. 12,916
1,600 Nippon Densetsu Kogyo Co., Ltd. 43,525
18,618 NRW Holdings, Ltd. 96,512
3,100 Obayashi Corp. 62,757
19,012 Obrascon Huarte Lain SA* 9,924
1,100 Okumura Corp. 38,321
4,000 Oriental Shiraishi Corp. 8,319
6,889 Peab AB, Class B 64,773
6,900 Penta-Ocean Construction Co., Ltd. 73,042
635 Per Aarsleff Holding A/S 71,768
999 Porr AG 50,532
1,500 Raito Kogyo Co., Ltd. 37,776
2,254 Renew Holdings plc 26,497
6,006 Sacyr SA 32,109
2,700 Sanki Engineering Co., Ltd. 49,674
1,700 Seikitokyu Kogyo Co., Ltd. 15,217
25,671 Service Stream, Ltd. 47,222
16,220 Severfield plc* 7,431
1,612 Shapir Engineering and Industry, Ltd. 24,414
4,498 Shikun & Binui, Ltd.* 28,783
16,082 Shikun Binui Soltec Renewable
Energy* 21,908
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,500 Shimizu Corp. $ 23,789
1,500 Shinnihon Corp. 19,148
4,400 SHO-BOND Holdings Co., Ltd. 33,917
4,619 Skanska AB, Class B 123,651
31,648 SRG Global, Ltd. 87,581
1,061 Stantec, Inc. 73,187
1,244 Stantec, Inc., ADR^ 85,724
669 Strabag SE, Class BR 68,151
2,413 Sweco AB, Class B 31,653
2,100 Taihei Dengyo Kaisha, Ltd. 33,197
1,600 Taikisha, Ltd. 49,200
700 Taisei Corp. 62,045
800 Takamatsu Construction Group Co.,
Ltd. 17,733
400 Tekken Corp. 10,784
2,000 Toa Corp. Tokyo 25,876
400 TOA ROAD Corp. 3,818
130 Tobishima Holdings, Inc. 1,590
8,600 Toda Corp. 86,817
2,000 Toenec Corp. 27,879
1,000 Tokyo Energy & Systems, Inc. 12,898
3,400 Tokyu Construction Co., Ltd. 24,781
500 Totetsu Kogyo Co., Ltd. 13,058
3,108 Veidekke ASA 59,594
25,655 Ventia Services Group Pty, Ltd. 110,241
7,347 Vinci SA 1,074,450
16,795 Webuild SpA 43,732
910 West Holdings Corp. 13,403
11,845 Worley, Ltd. 90,860
980 WSP Global, Inc. 121,524
1,700 Yahagi Construction Co., Ltd. 19,128
1,400 Yokogawa Bridge Holdings Corp. 24,541
1,500 Yondenko Corp. 19,205
1,200 Yurtec Corp. 18,007
7,654,824
Construction Materials (0.7%):
6,549 Amrize, Ltd.* 346,716
1,800 Asia Pile Holdings Corp. 16,206
4,647 Breedon Group plc 18,225
2,655 Buzzi SpA 135,922
1,108 Cementir Holding NV 18,435
4,586 Forterra plc
(a)
8,227
1,160 H+H International A/S, Class B* 17,139
2,196 Heidelberg Materials AG 418,865
7,265 Holcim AG* 657,907
15,092 Ibstock plc
(a)
18,380
800 Imerys SA 19,280
2,308 Inmocemento SA* 9,888
3,808 James Hardie Industries plc*^ 100,243
1,200 Maeda Kosen Co., Ltd. 13,001
8,852 Marshalls plc 17,631
2,500 Nippon Concrete Industries Co., Ltd. 5,004
666 RHI Magnesita NV 24,198
1,500 Shinagawa Refra Co., Ltd. 17,843
22,814 SigmaRoc plc* 38,726

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction Materials, continued
1,500 Sumitomo Osaka Cement Co., Ltd. $ 56,659
4,200 Taiheiyo Cement Corp. 102,649
1,300 TYK Corp. 5,506
2,000 Vertex Corp. 16,271
998 Vicat SACA 72,561
2,029 Wienerberger AG 52,332
100 Yotai Refractories Co., Ltd. 1,078
2,208,892
Consumer Finance (0.3%):
9,400 Acom Co., Ltd. 26,275
3,500 AEON Financial Service Co., Ltd. 31,676
11,339 Axactor ASA* 5,674
4,614 B2 Impact ASA 11,198
1,142 Cembra Money Bank AG 133,678
3,533 Credit Corp. Group, Ltd. 31,652
4,500 Credit Saison Co., Ltd. 122,144
3,324 FleetPartners Group, Ltd. 6,622
7,892 Funding Circle Holdings plc*
(a)
15,479
300 goeasy, Ltd. 9,203
2,509 Hoist Finance AB
(a)
46,267
11,800 Hong Leong Finance, Ltd. 22,712
14,415 International Personal Finance plc 47,412
6,715 Isracard, Ltd. 25,421
5,602 J Trust Co., Ltd. 28,307
900 Jaccs Co., Ltd. 19,532
5,100 Marui Group Co., Ltd. 89,913
272 Moltiply Group SpA 10,550
7,800 Muninova Holdings, Inc. 21,178
1,520 Orient Corp. 7,949
213,600 Oshidori International Holdings, Ltd.* 61,034
2,100 Premium Group Co., Ltd. 26,898
10,234 Solvar, Ltd. 10,472
38,000 Sun Hung Kai & Co., Ltd. 19,504
10,046 Vanquis Banking Group plc* 15,544
22,416 Zip Co., Ltd.* 50,762
897,056
Consumer Staples Distribution & Retail (1.9%):
702 Acomo NV 18,094
16,615 Aeon Co., Ltd. 137,136
1,100 Ain Holdings, Inc. 37,453
6,472 Alimentation Couche-Tard, Inc. 412,572
1,800 Arcs Co., Ltd. 37,599
1,386 Axfood AB 36,803
3,200 Axial Retailing, Inc. 21,955
600 Belc Co., Ltd. 23,967
3,500 Blue Zones Holdings Co., Ltd. 37,713
21,362 Carrefour SA 396,784
17,108 Coles Group, Ltd. 288,759
875 Colruyt Group NV 35,951
800 Cosmos Pharmaceutical Corp. 30,374
1,300 Create SD Holdings Co., Ltd. 25,984
500 Daikokutenbussan Co., Ltd. 13,084
12,300 DFI Retail Group Holdings, Ltd. 46,731
4,760 Empire Co., Ltd. 166,723
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail,
continued
33,434 Endeavour Group, Ltd. $ 75,219
900 Fuji Co., Ltd./Ehime 11,006
1,000 G-7 Holdings, Inc. 8,436
1,000 Genky DrugStores Co., Ltd. 20,814
2,179 George Weston, Ltd. 156,422
3,700 H2O Retailing Corp. 65,142
500 Halows Co., Ltd. 11,456
1,600 Heiwado Co., Ltd. 24,914
3,009 HelloFresh SE* 13,572
10,000 Hong Kong Technology Venture Co.,
Ltd.* 1,378
57,232 J Sainsbury plc 242,841
3,770 Jeronimo Martins SGPS SA 72,207
1,200 JM Holdings Co., Ltd. 9,031
900 Kato Sangyo Co., Ltd. 32,995
3,850 Kesko Oyj, Class A 85,891
10,165 Kesko Oyj, Class B 227,244
2,300 Kobe Bussan Co., Ltd. 37,367
11,313 Koninklijke Ahold Delhaize NV 455,257
1,800 Kusuri no Aoki Holdings Co., Ltd. 39,922
2,200 Life Corp. 35,738
3,896 Loblaw Cos., Ltd. 176,764
215 M Yochananof & Sons, Ltd. 24,599
32,929 Marks & Spencer Group plc 162,546
689 MARR SpA^ 5,165
6,740 MatsukiyoCocokara & Co. 99,644
600 Maxvalu Tokai Co., Ltd. 11,724
38,038 Metcash, Ltd. 77,862
3,317 Metro, Inc., Class A 212,105
901 North West Co., Inc. (The) 31,374
5,999 Ocado Group plc* 14,264
10,925 Olam Group, Ltd. 10,258
1,200 Qol Holdings Co., Ltd. 13,715
337 Rami Levy Chain Stores Hashikma
Marketing 2006, Ltd. 41,380
1,000 Retail Partners Co., Ltd. 8,281
2,000 San-A Co., Ltd. 39,524
17,700 Seven & i Holdings Co., Ltd. 213,387
28,900 Sheng Siong Group, Ltd. 72,283
4,438 Shufersal, Ltd. 63,613
38,447 Sonae SGPS SA 88,529
3,300 Sugi Holdings Co., Ltd. 63,850
2,400 Sundrug Co., Ltd. 56,140
85,411 Tesco plc 521,427
2,520 Tsuruha Holdings, Inc. 31,867
2,100 United Super Markets Holdings, Inc. 10,341
1,700 Valor Holdings Co., Ltd. 40,772
1,400 Watahan & Co., Ltd. 11,705
7,136 Woolworths Group, Ltd. 197,663
800 YAKUODO Holdings Co., Ltd. 8,214
800 Yamatane Corp. 9,989
2,800 Yokorei Co., Ltd. 35,958
5,749,477

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Containers & Packaging (0.4%):
6,052 Billerud AB $ 39,096
4,231 Cascades, Inc. 34,759
4,483 CCL Industries, Inc., Class B 292,323
2,123 Corticeira Amorim SGPS SA 15,504
3,926 Elopak ASA 13,958
2,100 FP Corp. 33,549
1,900 Fuji Seal International, Inc. 33,126
1,000 Hokkan Holdings, Ltd. 14,392
1,951 Huhtamaki Oyj 58,640
7,104 International Paper Co. 270,662
282 Mayr Melnhof Karton AG 24,535
3,531 Metsa Board Oyj* 10,999
50,822 Orora, Ltd. 48,905
1,500 Pack Corp. (The) 12,529
7,600 Rengo Co., Ltd. 66,091
6,633 SIG Group AG* 110,977
500 Taisei Lamick Group Head Quarter &
Innovation Co., Ltd. 7,425
600 Tomoku Co., Ltd. 14,328
2,800 Toyo Seikan Group Holdings, Ltd. 70,404
3,570 Transcontinental, Inc., Class A^ 14,324
83 Vetropack Holding AG, Class A 1,853
537 Vidrala SA 51,513
1,200 Winpak, Ltd. 36,742
501 Zignago Vetro SpA 4,111
1,280,745
Distributors (0.1%):
1,200 Arata Corp. 18,436
18,778 Bapcor, Ltd. 5,676
2,000 Central Automotive Products, Ltd. 25,024
418 D'ieteren Group 81,433
1,000 Doshisha Co., Ltd. 17,481
1,200 Happinet Corp. 22,213
4,313 Headlam Group plc* 1,133
10,764 Inchcape plc 110,098
500 Media Do Co., Ltd. 4,025
1,681 MEKO AB 13,304
1,000 PALTAC Corp. 40,943
85 Tadiran Group, Ltd.* 6,218
345,984
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB
(a)
41,453
3,907 Auction Technology Group plc* 21,266
27,000 EC Healthcare* 1,398
24,848 G8 Education, Ltd.^ 2,414
1,700 IBJ, Inc. 8,137
3,637 IDP Education, Ltd. 5,765
3,200 JP-Holdings, Inc. 11,483
1,200 LITALICO, Inc. 11,707
5,138 ME GROUP INTERNATIONAL plc 6,842
6,596 Pearson plc 104,711
25,000 Perfect Medical Health Management,
Ltd. 3,446
600 PIA Corp. 9,251
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
900 QB Net Holdings Co., Ltd. $ 6,926
931 Riso Kyoiku Group Corp. 1,147
1,600 San Holdings, Inc. 13,274
249,220
Diversified Telecommunication Services (2.3%):
3,878 Aussie Broadband, Ltd. 13,243
2,820 BCE, Inc. 60,751
492 BCE, Inc., ADR 10,583
28,186 Bezeq The Israeli Telecommunication
Corp., Ltd. 66,689
198,972 BT Group plc 501,679
6,133 Cellnex Telecom SA*
(a)
183,640
7,604 Chorus, Ltd. 43,062
90,000 CITIC Telecom International
Holdings, Ltd. 28,365
701 Cogeco Communications, Inc. 31,320
47,136 Deutsche Telekom AG 1,284,544
2,543 Elisa Oyj 106,759
1,192 Eurotelesites AG* 6,021
2,209 Gamma Communications plc 24,638
24,829 Helios Towers plc* 65,964
89,295 HKT Trust & HKT, Ltd., Class SS 132,805
2,425 Infrastrutture Wireless Italiane SpA
(a)
17,075
2,700 Internet Initiative Japan, Inc. 53,260
141,424 Koninklijke KPN NV 701,529
41,300 NETLINK NBN TRUST 31,176
8,252 NOS SGPS SA 47,571
124,300 NTT, Inc. 110,870
60,235 Orange SA 1,136,070
628 Ovzon AB* 2,852
57,202 PCCW, Ltd. 38,918
3,796 Proximus SADP 25,377
4,622 Quebecor, Inc., Class B 220,621
4,571 RAI Way SpA
(a)
26,428
27,400 Singapore Telecommunications, Ltd. 93,916
22,616 Spark New Zealand, Ltd. 24,080
1,465 Sunrise Communications AG* 72,872
12,209 Superloop, Ltd.* 27,992
556 Swisscom AG, Registered Shares 429,197
59,537 Telecom Italia Spa* 542,591
47,699 Telefonica SA 191,697
3,601 Telekom Austria AG, Class A 39,911
3,510 Telenor ASA 50,458
28,958 Telia Co. AB 141,036
27,105 Telstra Group, Ltd. 95,304
708 TELUS Corp. 7,489
10,029 TPG Telecom, Ltd. 25,057
2,802 Tuas, Ltd.* 4,413
1,900 U-Next Holdings Co., Ltd. 19,239
2,332 United Internet AG, Class RE 61,277
1,900 Vision, Inc. 11,367
6,809,706
Electric Utilities (1.3%):
882 Acciona SA 279,508

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
442 BKW AG $ 74,436
5,900 Chubu Electric Power Co., Inc. 110,958
6,700 Chugoku Electric Power Co., Inc.
(The) 36,569
5,000 CK Infrastructure Holdings, Ltd. 38,159
6,564 CLP Holdings, Ltd. 61,355
6,116 Contact Energy, Ltd. 32,394
38,410 EDP - Energias de Portugal SA 201,070
405 Elia Group SA/NV, Class B 64,411
3,812 Elmera Group ASA
(a)
17,918
3,100 Emera, Inc. 164,455
4,061 Endesa SA 185,052
63,820 Enel SpA 733,201
772 EVN AG 25,222
2,748 Fortis, Inc. 157,447
1,244 Fortis, Inc./Canada 71,194
8,051 Fortum Oyj 185,984
25,063 Genesis Energy, Ltd. 36,837
31,000 HK Electric Investments & HK
Electric Investments, Ltd.^ 24,412
4,600 Hokkaido Electric Power Co., Inc.^ 26,215
3,500 Hokuriku Electric Power Co. 18,682
2,900 Hydro One, Ltd.
(a)
119,632
10,428 Iberdrola SA 260,243
7,900 Kansai Electric Power Co., Inc. (The) 111,040
2,800 Kyushu Electric Power Co., Inc. 28,281
2,468 Mercury NZ, Ltd. 9,676
532 Naturenergie Holding AG 20,286
1,800 Okinawa Electric Power Co., Inc.
(The) 10,008
16,345 Origin Energy, Ltd. 124,224
8,000 Power Assets Holdings, Ltd. 58,377
4,891 Redeia Corp. SA 83,219
246 Romande Energie Holding SA,
Registered Shares 14,742
3,500 Shikoku Electric Power Co., Inc. 31,600
4,853 SSE plc 156,817
15,042 Terna - Rete Elettrica Nazionale 175,980
6,400 Tohoku Electric Power Co., Inc. 41,873
14,600 Tokyo Electric Power Co. Holdings,
Inc.*^ 41,433
522 Verbund AG 33,154
3,866,064
Electrical Equipment (1.8%):
2,947 ABB, Ltd., Registered Shares 319,832
4,098 Accelleron Industries AG 421,352
138 Alfen N.V.*
(a)
2,481
1,361 AQ Group AB 30,876
6,056 Ballard Power Systems, Inc.* 23,616
38 Carlo Gavazzi Holding AG,
Registered Shares* 6,799
600 Chiyoda Integre Co., Ltd. 11,824
1,500 Cosel Co., Ltd. 14,023
700 Denyo Co., Ltd.^ 15,659
355 DiscoverIE Group plc 3,184
Shares Value
Common Stocks, continued
Electrical Equipment, continued
299 Energiekontor AG $ 13,321
3,114 Fagerhult Group AB 5,536
1,900 Fuji Electric Co., Ltd. 160,794
9,000 Fujikura, Ltd. 349,398
7,000 Furukawa Electric Co., Ltd. 208,195
1,200 Futaba Corp. 4,102
485 GARO AB* 562
3,993 Hexatronic Group AB* 16,235
441 Hirakawa Hewtech Corp. 10,393
580 Huber + Suhner AG, Registered
Shares 160,217
800 Idec Corp. 16,183
2,076 Legrand SA 350,382
4,700 Mabuchi Motor Co., Ltd.^ 45,787
754 Mersen SA 35,931
2,800 Mitsubishi Electric Corp. 102,689
15,831 NEL ASA* 3,791
1,236 Nexans SA 205,335
5,500 NIDEC Corp.* 90,356
500 Nippon Carbon Co., Ltd. 14,310
1,000 Nitto Kogyo Corp. 29,599
1,522 NKT A/S* 227,938
3,813 Nordex SE* 201,288
38 Phoenix Mecano AG, Registered
Shares 19,286
2,372 Prysmian SpA 398,427
600 Sanyo Denki Co., Ltd. 24,400
1,284 Schneider Electric SE 421,224
1,000 SEC Carbon, Ltd. 14,833
2,150 SGL Carbon SE* 10,920
3,173 Siemens Energy AG 601,320
4,566 Signify NV
(a)
87,117
600 Sinfonia Technology Co., Ltd. 59,898
371 SMA Solar Technology AG* 26,685
1,100 SWCC Corp. 93,115
921 TKH Group NV 45,977
700 Ushio, Inc. 19,566
12,178 Vestas Wind Systems A/S 344,109
4,268 Volex plc 31,890
2,117 Zumtobel Group AG 9,670
5,310,425
Electronic Equipment, Instruments &
Components (2.0%):
500 A&D HOLON Holdings Co., Ltd. 8,955
600 Ai Holdings Corp. 9,939
800 Aichi Tokei Denki Co., Ltd. 14,720
5,560 Alps Alpine Co., Ltd. 70,730
121 ALSO Holding AG, Registered
Shares 28,848
2,000 Amano Corp. 45,006
619 Arad, Ltd. 12,122
1,200 Arisawa Manufacturing Co., Ltd. 19,504
883 AT&S Austria Technologie &
Systemtechnik AG* 213,220
1,617 Audinate Group, Ltd.* 2,727

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments &
Components, continued
8,000 Azbil Corp. $ 85,385
868 Barco NV 8,327
2,200 Canon Marketing Japan, Inc. 46,909
1,548 Celestica, Inc.* 564,620
157 Cicor Technologies, Ltd., Registered
Shares* 23,771
5,800 Citizen Watch Co., Ltd. 87,313
3,400 CMK Corp. 13,852
2,095 Codan, Ltd. 64,337
6,000 Cowell e Holdings, Inc. 18,011
1,000 Daitron Co., Ltd. 22,865
3,500 Daiwabo Holdings Co., Ltd. 74,541
4,500 Dexerials Corp. 119,791
878 Dicker Data, Ltd. 7,667
53,316 Dustin Group AB*
(a)
8,968
59,000 FIT Hon Teng, Ltd.*
(a)
54,166
400 Furuno Electric Co., Ltd. 14,199
900 Furuya Metal Co., Ltd. 45,751
1,680 Gooch & Housego plc 21,086
2,048 Halma plc 106,975
3,300 Hamamatsu Photonics KK 55,014
1,373 Hanza AB 20,407
8,786 Hexagon AB, Class B 72,696
500 Hioki EE Corp. 38,075
400 Hirose Electric Co., Ltd. 71,739
1,000 Horiba, Ltd. 171,099
1,300 Hosiden Corp. 21,670
1,800 Ibiden Co., Ltd. 270,272
1,122 Incap Oyj* 11,361
172 Inficon Holding AG 38,836
1,000 Iriso Electronics Co., Ltd. 18,092
1,800 Japan Aviation Electronics Industry,
Ltd. 25,752
1,100 Japan Cash Machine Co., Ltd. 6,729
1,226 Jenoptik AG 65,770
1,000 Jeol, Ltd. 46,366
1,400 Kaga Electronics Co., Ltd. 36,577
300 Keyence Corp. 151,162
1,894 Kitron ASA 20,438
1,200 Koa Corp. 21,772
6,700 Kyocera Corp. 148,560
3,500 Kyosan Electric Manufacturing Co.,
Ltd. 20,368
4,068 Lagercrantz Group AB, B Shares 107,052
527 Landis+Gyr Group AG* 28,267
315 LPKF Laser & Electronics SE* 7,839
1,000 Macnica Holdings, Inc. 19,585
200 Maruwa Co., Ltd. 88,797
1,900 Maxell, Ltd. 25,013
500 Meiko Electronics Co., Ltd. 97,347
2,414 Midwich Group plc 4,285
1,922 Miraini Holdings Co., Ltd. 26,622
4,100 Murata Manufacturing Co., Ltd. 295,521
3,146 Mycronic AB 104,310
2,911 NCAB Group AB 25,239
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments &
Components, continued
75 Nedap NV $ 8,188
399 Next Vision Stabilized Systems, Ltd. 32,316
600 Nichicon Corp. 15,580
2,200 Nihon Dempa Kogyo Co., Ltd. 47,006
600 Nippon Chemi-Con Corp. 20,616
1,800 Nippon Electric Glass Co., Ltd. 73,459
2,100 Nippon Signal Co., Ltd. 20,340
1,800 Nissha Co., Ltd. 15,203
685 Note AB* 11,140
24,877 Novonix, Ltd.* 2,592
3,600 Oki Electric Industry Co., Ltd. 78,604
3,100 Omron Corp. 111,915
1,200 Optex Group Co., Ltd. 31,213
900 Osaki Electric Co., Ltd. 8,335
30,000 PAX Global Technology, Ltd. 12,859
4,407 Pricer AB, Class B* 1,527
1,100 Restar Corp. 28,611
1,200 Riken Keiki Co., Ltd. 27,603
900 Ryoyo Ryosan Holdings, Inc. 14,932
221 Sesa SpA 22,675
2,400 Shimadzu Corp. 61,255
1,200 Shinko Shoji Co., Ltd. 11,809
2,000 Siix Corp. 16,148
4,611 Softwareone Holding AG* 44,523
2,000 Sumida Corp. 17,025
700 Tachibana Eletech Co., Ltd. 14,000
3,300 Taiyo Yuden Co., Ltd. 417,920
2,500 Tamura Corp. 14,647
16,500 TDK Corp. 368,581
245 Telsys, Ltd. 29,545
700 Tokyo Electron Device, Ltd. 16,945
7,103 TT Electronics plc* 10,894
483 Vaisala Oyj, A Shares 31,576
6,800 Venture Corp., Ltd. 90,089
10,000 VSTECS Holdings, Ltd. 11,340
1,100 Yashima Denki Co., Ltd. 19,065
3,300 Yokogawa Electric Corp. 115,937
200 Yokowo Co., Ltd. 7,642
5,860,592
Energy Equipment & Services (0.6%):
7,314 Akastor ASA* 10,023
6,540 Aker Solutions ASA 29,351
2,991 BW Offshore, Ltd. 13,216
3,100 Calfrac Well Services, Ltd.* 14,078
8,074 CES Energy Solutions Corp. 94,342
4,087 DOF Group ASA 46,861
4,858 Enerflex, Ltd. 119,317
106,730 Ezion Holdings, Ltd.*
(b)
—
3,519 Hunting plc 20,683
800 Modec, Inc. 45,606
1,564 North American Construction Group,
Ltd. 20,801
2,980 Odfjell Drilling, Ltd. 25,236
1,211 Odfjell Technology, Ltd. 6,695

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
2,850 Pason Systems, Inc. $ 24,780
1,600 PHX Energy Services Corp. 12,005
518 Precision Drilling Corp.* 39,786
50,343 Saipem SpA^ 252,953
5,609 SBM Offshore NV 193,766
174 SBO AG 5,727
3,416 Solstad Maritime ASA 8,450
2,859 Solstad Offshore ASA 15,573
3,678 Subsea 7 SA 125,605
4,631 Technip Energies NV 175,278
1,654 Tecnicas Reunidas SA* 54,682
3,678 Tenaris SA 101,774
435 TerraVest Industries, Inc. 35,610
4,441 TGS ASA 57,630
2,300 Total Energy Services, Inc. 35,811
800 Toyo Kanetsu KK 12,073
7,311 Trican Well Service, Ltd. 34,645
7,098 Vallourec SACA* 165,677
294 Viridien* 27,955
1,825,989
Entertainment (0.3%):
800 Akatsuki, Inc. 14,279
1,100 Amuse, Inc. 12,224
800 Anycolor, Inc. 11,077
1,400 Avex, Inc. 10,322
2,427 Borussia Dortmund GmbH & Co.
KGaA 8,319
4,300 Capcom Co., Ltd. 79,813
4,900 COLOPL, Inc.^ 11,100
1,370 CTS Eventim AG & Co. KGaA 79,923
2,100 Daiichikosho Co., Ltd. 22,137
1,400 DeNA Co., Ltd. 21,143
702 Embracer Group AB, Class B* 4,573
5,146 EVT, Ltd. 45,925
649 G5 Entertainment AB 4,406
2,400 GREE Holdings, Inc. 5,558
1,500 GungHo Online Entertainment, Inc. 20,207
38,000 IGG, Inc. 15,783
400 Kinepolis Group NV 16,207
800 Konami Group Corp. 87,442
1,000 MIXI, Inc. 16,658
3,270 Modern Times Group MTG AB, Class
B* 41,291
2,200 Nexon Co., Ltd. 29,267
1,000 Nintendo Co., Ltd. 41,998
3,400 Square Enix Holdings Co., Ltd. 50,099
21,268 Stillfront Group AB* 9,352
1,400 Toei Animation Co., Ltd. 20,977
400 Toei Co., Ltd. 14,218
4,100 Toho Co., Ltd. 32,777
1,040 Ubisoft Entertainment SA* 6,394
10,012 Universal Music Group NV 209,710
18,998 Vivendi SE 46,939
990,118
Shares Value
Common Stocks, continued
Financial Services (1.0%):
129 Adyen NV*
(a)
$ 120,463
85,105 AMP, Ltd. 94,788
9,449 Australian Finance Group, Ltd. 10,392
1,008 Banca IFIS SpA 14,598
4,735 Banca Mediolanum SpA 117,910
3,852 BFF Bank SpA*
(a)
13,544
4,421 Burford Capital, Ltd. 18,093
22,106 Challenger, Ltd. 153,373
3,889 Deutsche Pfandbriefbank AG*
(a)
14,205
2,900 Edenred SE 74,581
800 eGuarantee, Inc. 8,482
5,345 EML Payments, Ltd.* 1,129
807 Eurazeo SE 36,912
1,900 Financial Partners Group Co., Ltd. 18,073
2,400 Firm Capital Mortgage Investment
Corp. 20,529
2,200 Fuyo General Lease Co., Ltd. 57,170
200 GMO Financial Gate, Inc. 8,452
800 GMO Payment Gateway, Inc. 45,788
698 GRENKE AG 9,588
4,600 G-Resources Group, Ltd. 4,588
1,036 HAL Trust 195,341
10,134 Helia Group, Ltd. 38,887
2,540 Infratil, Ltd. 22,277
1,600 Japan Investment Adviser Co., Ltd. 20,084
2,400 Japan Securities Finance Co., Ltd. 34,555
51,009 M&G plc 227,559
28,620 Mitsubishi HC Capital, Inc. 231,598
82 Mivtach Shamir Holdings, Ltd. 11,564
4,000 Mizuho Leasing Co., Ltd. 30,966
915 Mortgage Advice Bureau Holdings,
Ltd. 6,255
14,213 Nexi SpA
(a)
57,556
16,085 OFX Group, Ltd.* 6,185
7,289 Omni Bridgeway, Ltd.* 8,336
10,100 ORIX Corp. 382,824
13,641 OSB Group plc 93,941
5,857 Paragon Banking Group plc 59,497
2,488 Paypoint plc 18,932
10,548 Pepper Money, Ltd. 11,013
926 Pluxee NV 12,140
3,742 Poste Italiane SpA^ 122,390
400 Ricoh Leasing Co., Ltd. 15,073
543 SBI ARUHI Corp. 2,618
3 Schweizerische Nationalbank,
Registered Shares 11,476
106,300 Sony Financial Group, Inc. 93,526
3,600 Timbercreek Financial Corp. 16,602
5,500 Tokyo Century Corp. 84,690
613 Valor Gold Corp.* 1,599
3,429 Washington H Soul Pattinson & Co.,
Ltd. 109,737
1,637 Wise Group plc* 19,640
912 Worldline SA France*^
(a)
10,725

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
1,800 Zenkoku Hosho Co., Ltd. $ 33,688
2,833,932
Food Products (2.5%):
5,530 a2 Milk Co., Ltd. (The) 28,715
1,484 AAK AB 35,070
13,130 AEP Plantations plc 25,546
364 Agrana Beteiligungs AG 4,909
4,600 Ajinomoto Co., Inc. 167,349
502 Aryzta AG* 34,881
4,137 Associated British Foods plc 109,023
772 Atria Oyj, Class A 13,409
1,699 Austevoll Seafood ASA 13,322
9,834 Australian Agricultural Co., Ltd.* 9,057
163 Bakkafrost P/F 6,635
58 Barry Callebaut AG, Registered
Shares 80,424
8,863 Bega Cheese, Ltd. 36,191
48 Bell Food Group AG 10,635
854 Bonduelle SCA 7,420
3,100 Calbee, Inc. 56,327
360 Canada Packers, Inc. 4,861
2 Chocoladefabriken Lindt & Spruengli
AG 237,713
12 Chocoladefabriken Lindt & Spruengli
AG, Class PC 139,654
800 Chubu Shiryo Co., Ltd. 9,096
6,342 Cloetta AB, B Shares 32,180
1,228 Cranswick plc 89,613
3,890 Danone SA 319,005
17,600 Delfi, Ltd. 12,275
1,000 DyDo Group Holdings, Inc. 16,402
2,372 Ebro Foods SA 48,464
6,815 Elders, Ltd. 24,327
49 Emmi AG, Registered Shares 53,434
1,300 Ezaki Glico Co., Ltd. 42,749
1,600 Feed One Co., Ltd. 12,091
90,669 First Pacific Co., Ltd. 55,656
27,100 First Resources, Ltd. 65,123
5,564 Fonterra Co-operative Group, Ltd. 22,392
12,240 Food Empire Holdings, Ltd. 22,507
1,616 ForFarmers NV 11,489
9,500 Fraser and Neave, Ltd. 10,502
1,900 Fuji Oil Co., Ltd. 46,180
1,600 Fujicco Co., Ltd. 14,727
700 Fujiya Co., Ltd. 10,125
4,907 Glanbia plc 137,169
289,700 Golden Agri-Resources, Ltd. 60,499
6,985 GrainCorp, Ltd., Class A 23,734
14,632 Greencore Group plc 38,602
1,502 Grieg Seafood ASA 4,153
1,100 High Liner Foods, Inc. 11,441
710 Hilton Food Group plc 4,846
800 Hokuto Corp. 9,007
2,000 House Foods Group, Inc. 46,084
700 Imuraya Group Co., Ltd. 10,178
Shares Value
Common Stocks, continued
Food Products, continued
5,374 Inghams Group, Ltd. $ 7,664
940 Itoham Yonekyu Holdings, Inc. 27,179
600 Iwatsuka Confectionery Co., Ltd. 11,304
600 J-Oil Mills, Inc. 7,548
1,300 Kagome Co., Ltd. 21,098
1,200 Kameda Seika Co., Ltd. 9,025
700 Kenko Mayonnaise Co., Ltd. 8,590
2,429 Kerry Group plc, Class A 223,053
1,200 Kewpie Corp. 32,239
3,900 Kikkoman Corp. 40,003
2,600 Kotobuki Spirits Co., Ltd. 39,824
518 KWS Saat SE & Co. KGaA 39,875
500 Kyokuyo Co., Ltd. 13,469
147 Lassonde Industries, Inc., Class A 22,286
5,357 Leroy Seafood Group ASA 20,747
10 Lotus Bakeries NV 132,811
1,065 M.P. Evans Group plc 21,389
1,449 Magnum Ice Cream Co. NV (The)* 25,228
5,677 Magnum Ice Cream Co., NV (The),
ADR* 98,837
1,815 Maple Leaf Foods, Inc. 39,049
1,200 Marudai Food Co., Ltd. 16,492
2,000 Megmilk Snow Brand Co., Ltd. 44,723
4,800 MEIJI Holdings Co., Ltd. 111,645
800 Mitsui DM Sugar Co., Ltd. 15,817
2,600 Morinaga & Co., Ltd. 41,540
9,200 Morinaga Milk Industry Co., Ltd. 71,909
2,725 Mowi ASA 50,414
22,644 Nestle SA, Registered Shares 2,325,980
389 Neto Malinda Trading, Ltd. 17,959
1,800 NH Foods, Ltd. 65,868
6,800 Nichirei Corp. 90,737
1,800 Nippn Corp. 31,056
3,600 Nisshin Oillio Group, Ltd. (The) 40,779
3,900 Nisshin Seifun Group, Inc. 47,600
10,000 Nissin Foods Co., Ltd. 8,418
3,900 Nissin Foods Holdings Co., Ltd. 66,916
9,700 Nissui Corp. 76,652
326 Orior AG* 5,928
149 Orkla ASA 1,570
20,925 Premier Foods plc 56,696
1,180 Premium Brands Holdings Corp.^ 69,980
1,300 Prima Meat Packers, Ltd. 18,877
4,461 Raisio Oyj, Class V 13,025
13,979 Ridley Corp., Ltd. 25,700
1,300 Riken Vitamin Co., Ltd. 24,508
4,400 Rogers Sugar, Inc. 21,192
1,300 Rokko Butter Co., Ltd. 8,552
600 S Foods, Inc. 9,775
800 S&B Foods, Inc. 25,837
400 Sakata Seed Corp. 10,285
2,346 Sanford, Ltd. 9,392
5,028 Saputo, Inc. 145,653
127 Savencia SA 9,664
3,496 Scales Corp., Ltd. 12,854
1,119 Scandi Standard AB 16,786

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
476 Schouw & Co. A/S $ 42,452
3,426 Select Harvests, Ltd. 8,747
800 Showa Sangyo Co., Ltd. 16,684
306 Sipef NV 32,201
274 Societe LDC SADIR 37,831
1,800 Starzen Co., Ltd. 13,296
817 Strauss Group, Ltd. 31,613
737 Suedzucker AG 8,842
7,095 Tate & Lyle plc 52,148
700 Toyo Suisan Kaisha, Ltd. 44,763
3,900 Umios Corp. 31,378
798 Viscofan SA 53,250
24,000 Vitasoy International Holdings, Ltd. 19,891
400 Warabeya Nichiyo Holdings Co., Ltd. 6,505
800 Wellneo Sugar Co., Ltd. 12,748
197,415 WH Group, Ltd.
(a)
209,290
22,400 Wilmar International, Ltd. 62,748
3,000 Yakult Honsha Co., Ltd. 50,624
2,400 Yamazaki Baking Co., Ltd. 47,286
1,500 Yukiguni Factory Co., Ltd. 10,394
7,529,879
Gas Utilities (0.5%):
8,684 AltaGas, Ltd. 320,820
9,902 APA Group 69,558
1,174 Ascopiave SpA 3,944
900 Brookfield Infrastructure Corp. 34,709
4,572 Enagas SA^ 88,434
77,850 Hong Kong & China Gas Co., Ltd. 64,719
17,057 Italgas SpA 197,531
200 K&O Energy Group, Inc. 2,331
2,607 Naturgy Energy Group SA 81,798
4,400 Nippon Gas Co., Ltd. 77,621
3,100 Osaka Gas Co., Ltd. 104,287
1,812 Rubis SCA 63,574
1,300 Shizuoka Gas Co., Ltd. 9,998
9,280 Snam SpA 66,788
7,604 Superior Plus Corp.^ 41,878
5,600 Toho Gas Co., Ltd. 41,771
2,600 Tokyo Gas Co., Ltd. 97,775
1,367,536
Ground Transportation (0.9%):
64,153 Aurizon Holdings, Ltd. 185,702
1,170 Ayvens SA
(a)
15,424
1,300 Canadian National Railway Co. 155,155
1,849 Canadian National Railway Co., ADR 220,475
2,788 Canadian Pacific Kansas City, Ltd. 241,741
724 Canadian Pacific Kansas City, Ltd.,
ADR 62,735
3,100 Central Japan Railway Co. 66,536
54,400 ComfortDelGro Corp., Ltd.^ 56,493
4,500 East Japan Railway Co. 94,329
24,945 Firstgroup plc 62,136
500 Fukuyama Transporting Co., Ltd. 17,102
4,100 Hankyu Hanshin Holdings, Inc. 107,835
Shares Value
Common Stocks, continued
Ground Transportation, continued
1,100 Ichinen Holdings Co., Ltd. $ 15,020
206 Jungfraubahn Holding AG,
Registered Shares 66,764
4,900 Keikyu Corp. 44,500
10,500 Keio Corp. 48,432
3,300 Keisei Electric Railway Co., Ltd. 23,623
4,820 Kelsian Group, Ltd. 14,932
3,400 Kintetsu Group Holdings Co., Ltd. 70,820
2,700 Kyushu Railway Co. 58,070
19,924 Lindsay Australia, Ltd. 7,797
400 Maruzen Showa Unyu Co., Ltd. 18,216
7,711 MTR Corp., Ltd.^ 30,088
3,700 Mullen Group, Ltd.^ 56,722
3,800 Nagoya Railroad Co., Ltd. 43,161
2,700 NANKAI Co., Ltd. 47,291
1,800 Nikkon Holdings Co., Ltd. 65,673
1,300 Nishi-Nippon Railroad Co., Ltd. 23,385
588 NTG Nordic Transport Group A/S* 17,348
4,500 Odakyu Electric Railway Co., Ltd. 46,192
1,000 Sakai Moving Service Co., Ltd. 17,917
700 Sanyo Electric Railway Co., Ltd. 8,336
3,300 Seibu Holdings, Inc. 64,475
2,200 Seino Holdings Co., Ltd. 35,646
323 Sixt SE 23,512
1,700 Sotetsu Holdings, Inc. 26,044
141 Stef SA 19,015
1,708 TFI International, Inc. 245,884
200 TFI International, Inc., ADR 28,714
2,800 Tobu Railway Co., Ltd. 50,444
3,400 Tokyo Metro Co., Ltd. 29,692
5,000 Tokyu Corp. 51,565
4,383 Tourism Holdings, Ltd. 7,223
17,033 Transport International Holdings, Ltd. 20,797
3,200 West Japan Railway Co. 53,672
8,809 Zigup plc 53,081
2,719,714
Health Care Equipment & Supplies (1.2%):
6,242 Advanced Medical Solutions Group
plc 23,134
795 Alcon AG, ADR 53,344
4,885 Alcon AG 330,398
5,018 Ambu A/S, Class B 46,903
5,475 Ansell, Ltd. 120,664
6,703 Arjo AB, Class B 17,004
3,700 Asahi Intecc Co., Ltd. 86,835
1,537 Bausch + Lomb Corp.* 25,453
600 BioMerieux 47,113
362 Carl Zeiss Meditec AG, Class BR 11,012
246 Cellavision AB 3,456
630 Cochlear, Ltd. 53,217
976 Coloplast A/S, Class B 55,666
251 Coltene Holding AG, Registered
Shares 15,914
22,519 Convatec Group plc
(a)
64,243
3,084 Demant A/S* 126,273

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,374 Eckert & Ziegler SE $ 23,995
5,167 Elekta AB, Class B 26,348
607 EssilorLuxottica SA 113,871
2,617 Fisher & Paykel Healthcare Corp.,
Ltd. 57,859
500 Fukuda Denshi Co., Ltd. 34,729
3,444 Getinge AB, B Shares 70,433
405 Guerbet* 4,189
2,200 Hoya Corp. 354,823
537 Ion Beam Applications 10,373
2,000 Japan Lifeline Co., Ltd. 15,921
6,332 Koninklijke Philips NV 172,038
1,761 Koninklijke Philips NV, NYS 47,882
1,600 Mani, Inc. 17,030
133 Medacta Group SA
(a)
22,408
671 Medistim ASA 15,535
849 Medmix AG
(a)
8,304
2,700 Menicon Co., Ltd. 27,436
10 Metall Zug AG, Registered Shares* 9,014
19,000 Modern Dental Group, Ltd. 14,467
2,300 Nakanishi, Inc. 42,387
4,923 Nanosonics, Ltd.*^ 11,382
3,900 Nihon Kohden Corp. 34,189
7,100 Nipro Corp. 68,620
15,000 Olympus Corp. 157,686
458 Pentixapharm Holding AG* 1,226
2,100 PHC Holdings Corp. 13,312
457 Revenio Group Oyj* 6,372
600 Rion Co., Ltd. 14,463
16,500 Riverstone Holdings, Ltd. 10,918
1,400 Shofu, Inc. 17,417
4,665 Siemens Healthineers AG
(a)
182,287
2,518 Smith & Nephew plc 36,189
4,124 Smith & Nephew plc, ADR^ 118,812
795 Sonova Holding AG 188,861
360 STRATEC SE 6,911
1,215 Straumann Holding AG, Class R 159,833
10,500 Sysmex Corp. 95,485
10,700 Terumo Corp. 147,249
53 Ypsomed Holding AG, Registered
Shares 23,941
3,464,824
Health Care Providers & Services (0.8%):
5,600 Alfresa Holdings Corp. 74,706
3,647 Ambea AB
(a)
56,259
2,889 Amplifon SpA 31,293
1,500 Amvis Holdings, Inc. 3,091
1,700 As One Corp. 23,654
6,164 Attendo AB
(a)
78,041
5,975 Australian Clinical Labs, Ltd.^ 9,241
700 BML, Inc. 15,471
6,760 Clariane SE* 31,761
20,000 C-Mer Medical Holdings, Ltd. 2,402
2,319 CVS Group plc 36,083
2,189 EBOS Group, Ltd. 25,929
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
263 Elan Corp. $ 1,204
1,263 Emeis SA* 20,283
2,912 Extendicare, Inc. 72,015
2,701 Fagron 74,405
1,400 France Bed Holdings Co., Ltd. 10,573
6,241 Fresenius Medical Care AG 282,342
5,456 Fresenius SE & Co. KGaA 249,134
2,134 Galenica AG
(a)
222,627
1,500 H.U. Group Holdings, Inc. 30,313
26,644 Healius, Ltd.* 7,206
2,572 Humana AB 17,117
4,878 Integral Diagnostics, Ltd. 6,774
1,000 Japan Medical Dynamic Marketing,
Inc.^ 5,449
225 LNA Sante SA 8,921
1,304 Medical Facilities Corp. 16,460
1,574 Medicover AB, Class B 37,361
56 Medios AG* 773
4,900 Medipal Holdings Corp. 78,911
3,565 Mediterranean Towers, Ltd. 19,014
24,681 Monash IVF Group, Ltd. 12,431
1,110 NMC Health plc*
(b)
—
11,023 Novolog, Ltd. 2,776
23,114 Oceania Healthcare, Ltd.* 9,975
6,310 Oriola Oyj, Class B 6,506
13,300 Raffles Medical Group, Ltd. 9,419
4,739 Ramsay Health Care, Ltd. 144,629
3,761 Regis Healthcare, Ltd. 16,920
15,555 Ryman Healthcare, Ltd.* 19,932
3,800 Ship Healthcare Holdings, Inc. 50,578
1,474 Sienna Senior Living, Inc. 22,753
3,229 Sigma Healthcare, Ltd. 6,152
8,487 Sonic Healthcare, Ltd. 121,839
9,842 Spire Healthcare Group plc
(a)
28,077
9,450 Summerset Group Holdings, Ltd. 46,812
2,200 Suzuken Co., Ltd. 66,709
2,745 Terveystalo Oyj
(a)
24,033
176,600 Thomson Medical Group, Ltd.* 7,098
1,100 Toho Holdings Co., Ltd. 26,396
1,300 Tokai Corp./Gifu 18,509
1,600 Vital KSK Holdings, Inc. 14,942
6,991 Well Health Technologies Corp.* 20,409
2,225,708
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 3,903
2,802 Ascom Holding AG, Registered
Shares 20,211
6,500 M3, Inc. 72,603
800 Medley, Inc.* 9,993
800 NNIT A/S*
(a)
4,781
648 Pro Medicus, Ltd. 91,722
1,213 RaySearch Laboratories AB, Class B 27,541
1,731 Sectra AB, Class B 49,080
279,834

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.5%):
2,323 Accor SA $ 135,044
600 Aeon Fantasy Co., Ltd. 9,595
1,000 Airtrip Corp. 4,683
4,661 Amadeus IT Group SA 267,663
2,067 Aristocrat Leisure, Ltd. 88,041
1,638 Basic-Fit NV*
(a)
61,052
5,071 Betsson AB, Class B 44,334
20,000 Cafe de Coral Holdings, Ltd. 13,142
970 Cie des Alpes 24,451
23,206 Coast Entertainment Holdings, Ltd.* 7,237
5,293 Collins Foods, Ltd. 29,894
4,300 Colowide Co., Ltd. 48,735
12,553 Compass Group plc 405,580
3,168 Corporate Travel Management, Ltd.* 6,608
8,200 Create Restaurants Holdings, Inc.^ 37,138
2,300 Curves Holdings Co., Ltd. 13,034
1,643 Domino's Pizza Enterprises, Ltd. 17,835
5,120 Domino's Pizza Group plc 12,303
400 Doutor Nichires Holdings Co., Ltd. 6,674
4,906 Elior Group SA^
(a)
10,976
1,774 Evolution AB*
(a)
122,281
6,500 Fairwood Holdings, Ltd. 3,745
131 Fattal Holdings 1998, Ltd.* 30,987
2,190 FDJ UNITED^ 53,540
4,764 Flight Centre Travel Group, Ltd. 39,668
3,000 Food & Life Cos., Ltd. 89,840
900 Fuji Kyuko Co., Ltd. 14,135
1,000 Fujita Kanko, Inc. 11,754
557 Fuller Smith & Turner plc, Class A 5,362
14,000 Galaxy Entertainment Group, Ltd. 52,721
400 Genki Global Dining Concepts Corp. 7,792
143,500 Genting Singapore, Ltd. 67,893
1,960 Greggs plc^ 41,603
10,742 Gym Group plc*
(a)
30,068
600 Hiday Hidaka Corp. 9,411
2,000 HIS Co., Ltd. 12,054
5,443 Hollywood Bowl Group plc 19,829
18,230 Hongkong & Shanghai Hotels, Ltd.
(The)* 12,265
1,416 Ibersol SGPS SA 15,938
1,900 Ichibanya Co., Ltd. 10,233
435 InterContinental Hotels Group plc,
ADR 75,307
808 InterContinental Hotels Group plc 139,368
535 Issta, Ltd. 16,635
3,676 J D Wetherspoon plc^ 33,289
868 Jumbo Interactive, Ltd. 3,911
1,100 KOMEDA Holdings Co, Ltd. 18,794
3,200 Koshidaka Holdings Co., Ltd. 18,951
2,800 Kyoritsu Maintenance Co., Ltd. 52,344
29,337 Lottery Corp., Ltd. (The) 117,008
3,698 Lottomatica Group SpA 102,667
33,812 Marston's plc* 22,831
300 Matsuyafoods Holdings Co., Ltd. 8,817
1,200 McDonald's Holdings Co. Japan, Ltd. 55,264
3,184 Melia Hotels International SA 44,221
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
15,600 MGM China Holdings, Ltd. $ 20,231
14,000 Miramar Hotel & Investment 17,748
11,969 Mitchells & Butlers plc* 38,761
1,200 Monogatari Corp. (The) 35,259
413 MTY Food Group, Inc. 10,948
46,867 NagaCorp, Ltd. 21,157
600 Ohsho Food Service Corp. 10,513
5,176 On the Beach Group plc
(a)
12,010
7,400 Oriental Land Co., Ltd. 113,290
900 Pizza Pizza Royalty Corp. 8,193
7,247 Playtech plc* 30,636
600 Pollard Banknote, Ltd. 7,455
12,439 Rank Group plc 15,655
4,800 Resorttrust, Inc. 51,353
3,149 Restaurant Brands International, Inc. 228,431
700 Ringer Hut Co., Ltd. 9,372
4,600 Round One Corp. 32,897
1,200 Royal Holdings Co., Ltd. 9,015
1,100 Saizeriya Co., Ltd. 36,805
18,188 Sands China, Ltd. 30,396
2,638 Sats ASA* 11,208
5,957 Scandic Hotels Group AB
(a)
55,488
36,000 Shangri-La Asia, Ltd. 18,408
42,585 SJM Holdings, Ltd.*^ 7,947
913 SkiStar AB 14,988
23,951 SKYCITY Entertainment Group, Ltd.* 7,491
5,000 Skylark Holdings Co., Ltd. 86,251
1,749 Sodexo SA 101,233
22,232 SSP Group plc 55,375
91,665 Tabcorp Holdings, Ltd. 53,116
137 Tivoli A/S 13,156
800 Tokyotokeiba Co., Ltd. 23,728
1,400 Toridoll Holdings Corp. 33,117
5,230 Trainline plc*
(a)
14,155
6,237 TUI AG 51,613
11,838 TUI AG Frankfurt 97,963
6,523 WEB Travel Group, Ltd.* 13,473
6,523 Webjet Group, Ltd. 1,855
4,802 Whitbread plc 152,403
31,600 Wynn Macau, Ltd. 20,382
1,900 Yoshinoya Holdings Co., Ltd. 36,606
1,308 Young & Co.'s Brewery plc, Class A 14,594
1,515 Young & Co.'s Brewery plc, Class NV 13,869
1,200 Zensho Holdings Co., Ltd. 59,538
4,302,627
Household Durables (1.1%):
2,404 Azorim-Investment Development &
Construction Co., Ltd. 13,462
4,812 Bang & Olufsen A/S* 6,673
27,373 Barratt Redrow plc 102,121
2,739 Bellway plc 70,448
1,610 Berkeley Group Holdings plc* 74,748
11,184 Bonava AB, B Shares* 10,606
2,349 Breville Group, Ltd. 52,675
27,975 Cairn Homes plc 78,988

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
500 Casio Computer Co., Ltd. $ 5,930
600 Chofu Seisakusho Co., Ltd. 7,347
9,402 Crest Nicholson Holdings plc 9,019
889 De' Longhi SpA 37,723
451 Electra Consumer Products 1970,
Ltd. 11,476
9,528 Electrolux AB, Class B* 30,181
1,200 ES-Con Japan, Ltd. 7,957
715 Fiskars OYJ Abp 10,785
1,300 FJ Next Holdings Co., Ltd. 14,303
1,000 Foster Electric Co., Ltd. 18,966
1,600 Fuji Corp., Ltd. 7,510
7,325 Glenveagh Properties plc*
(a)
20,981
4,025 GN Store Nord A/S*^ 53,822
7,600 Haseko Corp. 132,990
2,710 Henry Boot plc 5,967
700 Hoosiers Holdings Co., Ltd. 5,145
3,400 Iida Group Holdings Co., Ltd. 45,673
1,337 JM AB 18,240
7,000 JVCKenwood Corp. 48,852
692 Kaufman & Broad SA 19,021
600 Ki-Star Real Estate Co., Ltd. 13,708
1,300 LEC, Inc. 7,403
540 Leifheit AG 8,978
73,600 Man Wah Holdings, Ltd. 28,140
1,659 Maytronics, Ltd.* 1,369
1,363 Neinor Homes SA*
(a)
25,631
6,500 Nikon Corp. 91,212
5,018 Nobia AB* 6,965
1,500 Noritz Corp. 21,170
1,200 Open House Group Co., Ltd. 62,544
11,200 Panasonic Holdings Corp. 314,500
8,393 Persimmon plc 117,029
1,900 Rinnai Corp. 41,686
567 Sabaf SpA 8,130
1,200 Sangetsu Corp. 21,908
693 SEB SA 36,512
4,900 Sekisui House, Ltd. 101,962
5,800 Sharp Corp.* 23,306
53,000 Sony Group Corp. 1,062,888
14,400 Sumitomo Forestry Co., Ltd. 119,661
212 Surteco Group SE* 2,338
400 Tama Home Co., Ltd.^ 7,455
4,800 Tamron Co., Ltd. 34,091
89,907 Taylor Wimpey plc 96,288
1,000 Toa Corp. Hyogo 9,690
100 Token Corp. 7,798
7,319 Vistry Group plc* 24,928
100 V-ZUG Holding AG 5,014
3,849 YIT Oyj* 11,582
1,200 Zojirushi Corp. 9,833
3,245,328
Household Products (0.3%):
636 Essity AB, Class A 18,078
5,634 Essity AB, Class B 159,445
Shares Value
Common Stocks, continued
Household Products, continued
1,423 Henkel AG & Co. KGaA $ 112,517
5,600 Lion Corp. 59,057
2,861 McBride plc 5,919
3,600 Pigeon Corp. 45,929
4,330 Reckitt Benckiser Group plc 282,234
1,100 ST Corp. 10,092
1,600 Transaction Co., Ltd. 13,830
12,000 Unicharm Corp. 69,823
776,924
Independent Power and Renewable Electricity
Producers (0.6%):
1,688 7C Solarparken AG* 3,240
3,000 Capital Power Corp. 156,357
7,088 Cloudberry Clean Energy ASA* 8,950
1,098 Corp ACCIONA Energias Renovables
SA 29,053
14,274 Drax Group plc 143,757
7,194 EDP Renovaveis SA 116,506
2,600 Electric Power Development Co., Ltd. 58,545
2,893 Energix-Renewable Energies, Ltd. 25,442
249 Enlight Renewable Energy, Ltd.* 22,078
1,000 eRex Co., Ltd. 4,574
881 ERG SpA 24,080
161 Grenergy Renovables SA* 21,129
445 Kenon Holdings, Ltd. 30,147
9,223 Meridian Energy, Ltd. 30,505
7,372 Northland Power, Inc. 116,135
691 OPC Energy, Ltd.* 21,519
2,011 Orron Energy ab* 1,560
3,969 Orsted AS*
(a)
89,246
255 Oy Nofar Energy, Ltd.* 17,797
1,500 Polaris Renewable Energy, Inc. 16,184
2,100 RENOVA, Inc.*^ 12,795
8,652 RWE AG 560,502
2,554 Scatec ASA*
(a)
25,092
11,000 Shandong Hi-Speed Holdings Group,
Ltd.* 731
2,520 Solaria Energia y Medio Ambiente
SA* 57,328
6,992 TransAlta Corp. 96,737
882 Voltalia SA, Registered Shares* 7,398
1,697,387
Industrial Conglomerates (0.7%):
125 Aker ASA, A Shares 14,485
865 Bonheur ASA 20,118
8,000 Chevalier International Holdings, Ltd. 4,488
13,930 CK Hutchison Holdings, Ltd. 118,402
49,379 CTF Services, Ltd. 48,644
2,932 DCC plc 242,764
2,300 Gakken Holdings Co., Ltd. 14,136
2,000 Guoco Group, Ltd. 17,089
100 Hikari Tsushin, Inc. 21,883
18,500 Hitachi, Ltd. 514,154
545 Indus Holding AG 16,098

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
515 Italmobiliare SpA $ 16,449
2,100 Jardine Cycle & Carriage, Ltd. 43,789
3,600 Keihan Holdings Co., Ltd. 70,564
9,000 Keppel, Ltd. 76,691
1,187 Lifco AB, Class B 38,904
2,900 Mie Kotsu Group Holdings, Inc. 9,408
5,400 Nisshinbo Holdings, Inc. 83,243
7,406 Nolato AB, Class B 37,181
5,800 Sekisui Chemical Co., Ltd. 92,839
1,230 Siemens AG, Registered Shares 395,203
3,581 Smiths Group plc 121,656
27,456 Storskogen Group AB, Class B 24,187
4,146 Swire Pacific, Ltd., Class A 43,342
5,000 Swire Pacific, Ltd., Class B 7,975
5,400 TOKAI Holdings Corp. 38,191
933 Volati AB 2,353
2,134,236
Insurance (5.3%):
4,475 Admiral Group plc 211,350
32,466 Aegon, Ltd. 276,020
7,175 Aegon, Ltd., Registered Shares 60,557
4,666 Ageas SA/NV 373,262
73,040 AIA Group, Ltd. 669,941
33,031 Alm Brand A/S 81,835
2,500 Anicom Holdings, Inc. 18,827
5,157 ASR Nederland NV 389,223
4,196 AUB Group, Ltd. 83,112
30,482 Aviva plc 262,957
6,922 AXA SA 346,879
7,652 Beazley plc 130,609
500 Brookfield Wealth Solutions, Ltd.* 21,310
6,720 Chesnara plc 29,502
2,054 Clal Insurance Enterprises Holdings,
Ltd. 158,118
3,983 Coface SA 68,554
26,600 Daiichi Life Group, Inc. 291,575
3,500 Definity Financial Corp. 185,699
5,700 E-L Financial Corp., Ltd. 68,130
207 Fairfax Financial Holdings, Ltd. 340,510
1,054 FBD Holdings plc 20,585
300 FP Partner, Inc. 3,976
928 Generali 45,185
274 Gjensidige Forsikring ASA 7,421
597 Great-West Lifeco, Inc. 38,045
922 Hannover Rueck SE 255,374
1,246 Harel Insurance Investments &
Financial Services, Ltd. 65,754
2,129 Helvetia Baloise Holding AG 549,889
9,627 Hiscox, Ltd. 235,873
3,086 iA Financial Corp., Inc. 426,156
506 IDI Insurance Co., Ltd. 39,206
42,553 Insurance Australia Group, Ltd. 238,524
2,403 Intact Financial Corp. 496,003
9,300 Japan Post Holdings Co., Ltd. 124,690
6,900 Japan Post Insurance Co., Ltd. 65,067
Shares Value
Common Stocks, continued
Insurance, continued
7,712 Lancashire Holdings, Ltd. $ 66,061
46,278 Legal & General Group plc 175,712
13,545 Linea Directa Aseguradora SA Cia de
Seguros y Reaseguros 18,610
6,273 Mandatum Oyj 39,383
953 Manulife Financial Corp. 38,655
8,627 Manulife Financial Corp., ADR 349,480
28,427 Mapfre SA 140,685
24,385 Medibank Pvt, Ltd. 83,861
384 Menora Mivtachim Holdings, Ltd. 57,760
6,642 Migdal Insurance & Financial
Holdings, Ltd.* 37,062
7,100 MS&AD Insurance Group Holdings,
Inc. 185,448
1,012 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
R 564,892
14,653 nib holdings, Ltd. 71,574
8,032 NN Group NV 703,715
2,268 Phoenix Financial, Ltd. 125,777
382 Protector Forsikring ASA 18,431
7,758 Prudential plc, ADR 207,992
16,140 Prudential plc 214,891
26,931 QBE Insurance Group, Ltd. 469,937
8,346 Sabre Insurance Group plc
(a)
19,267
3,822 Saga plc* 32,504
47,192 Sampo Oyj, A Shares 495,985
5,589 SCOR SE 202,774
445 Solid Forsakring AB 4,550
5,200 Sompo Holdings, Inc. 198,376
1,922 Standard Life plc 21,244
22,981 Steadfast Group, Ltd. 81,086
3,669 Storebrand ASA 68,924
5,300 Sun Life Financial, Inc. 416,159
14,633 Suncorp Group, Ltd. 195,234
335 Swiss Life Holding AG 368,641
4,396 Swiss Re AG 699,586
4,100 T&D Holdings, Inc. 121,465
1,209 Talanx AG 152,794
16,600 Tokio Marine Holdings, Inc. 735,126
18,588 TOWER, Ltd. 19,729
892 Trisura Group, Ltd.* 27,909
7,516 Tryg A/S 171,152
7,996 Unipol Assicurazioni SpA 223,148
3,657 UNIQA Insurance Group AG 73,738
54 Vaudoise Assurances Holding SA 52,559
1,397 Vienna Insurance Group AG Wiener
Versicherung Gruppe 102,856
1,001 Wuestenrot & Wuerttembergische AG 16,699
1,109 Zurich Insurance Group AG 819,254
15,570,403
Interactive Media & Services (0.2%):
12,713 Autotrader Group plc
(a)
84,184
1,065 Better Collective A/S* 12,863
2,932 CAR Group, Ltd. 52,458

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
1,202 Hemnet Group AB $ 9,127
3,500 Kakaku.com, Inc. 73,122
1,170 Karnov Group AB, Class B* 8,221
25,700 LY Corp. 68,753
600 MarkLines Co., Ltd. 4,541
14,381 MONY Group plc 35,361
424 REA Group, Ltd. 40,959
11,674 Rightmove plc 67,881
1,542 Scout24 SE
(a)
127,486
3,759 SEEK, Ltd. 35,146
430 Vend Marketplaces ASA, Class B 10,357
630,459
IT Services (0.9%):
3,641 Addnode Group AB, Class B 15,405
114 Adesso SE 6,581
370 Allgeier SE 6,765
847 Alten SA 51,338
1,244 Appen, Ltd.* 815
1,600 Argo Graphics, Inc. 11,963
2,661 Atea ASA* 46,588
211 Aubay 13,242
600 Avant Group Corp. 4,034
600 Base Co., Ltd. 10,596
1,894 Bechtle AG 67,050
1,800 BIPROGY, Inc. 47,325
1,186 CANCOM SE 31,508
2,574 Capgemini SE 258,857
1,100 CGI, Inc. 71,107
1,233 CGI, Inc., ADR 79,615
500 Change Holdings, Inc. 2,788
4,933 Columbus A/S 7,499
1,120 Computacenter plc 63,500
1,100 Comture Corp. 8,707
5,733 Data#3, Ltd. 39,254
1,200 Dentsu Soken, Inc. 15,837
3,600 DTS Corp. 22,171
4,883 Econocom Group SA/NV 8,381
558 Enea AB* 4,266
3,891 FDM Group Holdings plc 5,353
283 Formula Systems 1985, Ltd. 29,516
8,200 Fujitsu, Ltd. 163,656
2,500 Future Corp. 23,602
824 GFT Technologies SE 19,408
1,900 GMO internet group, Inc. 39,400
1,799 Indra Sistemas SA 98,870
1,400 Ines Corp. 18,464
227 Infotel SA 9,911
705 IONOS Group SE* 21,943
600 JBCC Holdings, Inc. 4,607
600 JIG-SAW, Inc.* 8,831
1,495 Kainos Group plc 15,214
816 KNOW IT AB 6,635
1,146 Kontron AG* 30,408
226 Macquarie Technology Group, Ltd.* 10,994
1,665 Matrix IT, Ltd. 42,435
Shares Value
Common Stocks, continued
IT Services, continued
1,404 Megaport, Ltd.* $ 21,375
300 Mitsubishi Research Institute, Inc. 8,222
114 Nagarro SE 9,721
10,057 NCC Group plc 16,085
6,700 NEC Corp. 162,668
1,040 Netcompany Group A/S*
(a)
47,418
12,283 NEXTDC, Ltd.* 124,751
3,256 Nomura Research Institute, Ltd. 92,259
300 NS Solutions Corp. 6,294
2,800 NSD Co., Ltd. 42,486
2,300 Obic Co., Ltd. 53,932
1,128 One Software Technologies, Ltd. 21,606
2,500 Otsuka Corp. 42,807
1,200 Pole To Win Holdings, Inc. 2,396
1,470 Proact IT Group AB 18,781
385 Reply SpA 40,246
60 Secunet Security Networks AG 11,573
5,900 SHIFT, Inc.* 24,532
300 Shopify, Inc., Class A* 34,326
650 Shopify, Inc., ADR, Class A* 74,217
4,800 Simplex Holdings, Inc. 27,773
4,396 Softcat plc 106,772
273 Sopra Steria Group 43,572
23,000 SUNeVision Holdings, Ltd. 12,838
464 Sword Group 15,193
1,700 TechMatrix Corp. 17,911
2,780 Tieto Oyj 58,159
3,500 TISI, Inc. 68,309
2,500 Uchida Yoko Co., Ltd. 30,725
153 Wavestone 6,829
573 Wiit SpA 22,586
2,710,801
Leisure Products (0.3%):
702 Asmodee Group AB, Class B* 10,280
4,900 Bandai Namco Holdings, Inc. 114,520
1,496 Beneteau SACA 11,048
1,005 BRP, Inc. 61,394
777 Games Workshop Group plc 222,701
1,000 GLOBERIDE, Inc. 14,385
391 Harvia Oyj 18,597
600 Kawai Musical Instruments
Manufacturing Co., Ltd. 11,919
500 Mars Group Holdings Corp. 9,061
1,300 Mizuno Corp. 26,911
1,500 Noritsu Koki Co., Ltd. 18,742
800 Roland Corp. 20,385
6,200 Sankyo Co., Ltd. 60,172
216 Sanlorenzo SpA/Ameglia 8,840
1,700 Sega Sammy Holdings, Inc. 23,057
600 Shimano, Inc. 64,087
700 Spin Master Corp.^
(a)
10,060
4,547 Technogym SpA
(a)
78,989
1,446 Thule Group AB
(a)
30,747
2,500 Tomy Co., Ltd. 49,187
1,800 Tsuburaya Fields Holdings, Inc. 15,434

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Leisure Products, continued
700 Universal Entertainment Corp.* $ 2,733
7,500 Yamaha Corp. 52,695
1,100 Yonex Co., Ltd. 15,691
951,635
Life Sciences Tools & Services (0.4%):
1,587 AddLife AB, Class B 26,757
321 Chemometec A/S 17,798
3,683 Eurofins Scientific SE 288,705
2,062 Evotec SE* 11,777
945 Gerresheimer AG*^ 30,045
716 Lonza Group AG, Registered Shares 483,324
101 Medcap AB* 5,467
386 PolyPeptide Group AG*
(a)
22,491
731 Qiagen NV 28,323
6,831 Qiagen NV, ADR 267,092
82 Sartorius Stedim Biotech 17,028
835 Siegfried Holding AG, Registered
Shares* 73,243
255 Tecan Group AG, Class R 51,011
1,323,061
Machinery (4.0%):
1,879 Aalberts NV 83,790
2,100 Aida Engineering, Ltd. 14,976
900 Airman Corp. 10,183
1,345 Alfa Laval AB 80,098
2,008 Alimak Group AB
(a)
24,626
900 Alinco, Inc. 5,844
9,393 Alstom SA* 163,421
6,600 Amada Co., Ltd. 121,769
2,403 ANDRITZ AG 207,750
7,900 ARCHION Corp.*^ 14,099
2,700 Asahi Diamond Industrial Co., Ltd. 20,319
11,197 Atlas Copco AB, Class A 227,339
7,276 Atlas Copco AB, Class B 128,982
1,049 ATS Corp.* 30,240
1,300 Bando Chemical Industries, Ltd. 17,745
1,134 Beijer Alma AB, Class B 34,754
5,403 Bodycote plc 47,669
275 Bucher Industries AG, Registered
Shares 108,339
62 Burckhardt Compression Holding AG 36,264
56 Bystronic AG 9,875
1,400 CKD Corp. 65,788
755 Construcciones y Auxiliar de
Ferrocarriles SA 54,809
152 Daetwyler Holding AG, Class BR 29,065
3,600 Daifuku Co., Ltd. 160,167
500 Daihatsu Infinearth Mfg Co., Ltd. 7,934
5,799 Daimler Truck Holding AG 279,640
233 Danieli & C Officine Meccaniche SpA 17,937
1,585 Danieli & C Officine Meccaniche
SpA, Savings Share 83,585
3,900 DMG Mori Co., Ltd. 84,892
1,587 Duerr AG 32,139
Shares Value
Common Stocks, continued
Machinery, continued
5,300 Ebara Corp. $ 207,873
3,512 Electrolux Professional AB, Class B 15,348
2,998 Epiroc AB, Class A 82,267
1,306 Epiroc AB, Class B 30,321
900 FANUC Corp. 41,156
1,348 Fincantieri SpA* 15,324
1,473 FLSmidth & Co. A/S 107,802
2,437 Fluidra SA 55,261
13,800 Frencken Group, Ltd. 32,396
700 Fuji Corp./Aichi 36,812
1,100 Furukawa Co., Ltd. 24,304
1,000 Galilei Holdings Co., Ltd. 20,328
5,606 GEA Group AG 384,521
1,134 Georg Fischer AG, Registered
Shares 58,862
371 Gesco SE 5,595
2,000 Glory, Ltd. 48,282
16,185 Heidelberger Druckmaschinen AG* 25,561
5,448 Hexagon Composites ASA* 4,713
186 Hexagon Purus ASA* 226
981 Hiab Oyj, Class B 62,190
500 Hirata Corp. 9,365
1,200 Hisaka Works, Ltd. 12,804
2,300 Hitachi Construction Machinery Co.,
Ltd. 75,282
2,000 Hoshizaki Corp. 65,316
700 Hosokawa Micron Corp. 21,265
679 Husqvarna AB, A Shares 2,656
6,775 Husqvarna AB, B Shares 26,348
6,300 IHI Corp. 106,459
5,440 IMI plc 213,983
2,434 Indutrade AB 50,363
12 Interroll Holding AG, Class R 18,904
1,300 Iseki & Co., Ltd. 14,015
9,031 Iveco Group NV 143,583
300 Japan Steel Works, Ltd. (The) 14,316
768 JOST Werke SE
(a)
45,632
1,572 Kalmar Oyj, Class B 69,106
5,600 Kanadevia Corp. 44,009
157 Kardex Holding AG, Registered
Shares 44,063
900 Kato Works Co., Ltd. 6,908
5,000 Kawasaki Heavy Industries, Ltd. 91,070
1,845 KION Group AG 81,750
400 Kitagawa Corp. 4,042
2,600 Kitz Corp. 40,924
1,589 Knorr-Bremse AG 184,488
572 Koenig & Bauer AG* 5,915
10,500 Komatsu, Ltd. 411,014
79 Komax Holding AG, Class R* 4,194
900 Komori Corp. 8,335
4,232 Kone Oyj, Class B 240,817
6,675 Konecranes Oyj 205,166
1,540 Kongsberg Maritime A/S* 7,976
665 Krones AG 85,239
13,100 Kubota Corp. 219,337

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
2,600 Kurita Water Industries, Ltd. $ 148,452
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 15,735
1,200 Maezawa Kyuso Industries Co., Ltd. 11,081
1,300 Makino Milling Machine Co., Ltd. 122,461
1,400 Makita Corp. 50,127
586 Manitou BF SA 12,660
3,200 Max Co., Ltd. 33,747
1,200 Meidensha Corp. 73,250
800 METAWATER Co., Ltd. 16,526
11,036 Metso Oyj 191,839
9,032 MINEBEA MITSUMI, Inc. 268,047
2,200 MISUMI Group, Inc. 54,433
6,200 Mitsubishi Heavy Industries, Ltd. 141,184
700 Mitsuboshi Belting, Ltd. 17,060
1,500 Mitsui E&S Co., Ltd. 38,373
1,300 Miura Co., Ltd. 25,325
6,671 Morgan Advanced Materials plc 18,870
1,500 Morita Holdings Corp. 22,527
800 Nachi-Fujikoshi Corp. 29,561
2,000 Namura Shipbuilding Co., Ltd. 43,984
956 NFI Group, Inc.* 16,058
2,700 NGK Corp. 127,003
2,300 Nikkiso Co., Ltd. 57,974
2,700 Nikko Co., Ltd. 15,575
700 Nippon Thompson Co., Ltd. 9,472
400 Nissei ASB Machine Co., Ltd. 22,539
800 Nitta Corp. 29,228
500 Nitto Kohki Co., Ltd. 5,220
1,900 Nitto Seiko Co., Ltd. 8,992
900 Nittoku Co., Ltd. 16,202
900 Nomura Micro Science Co., Ltd.^ 27,707
1,000 Noritake Co., Ltd. 25,299
820 Norma Group SE 16,435
9,300 NSK, Ltd. 65,959
22,000 NTN Corp. 54,383
400 Obara Group, Inc.^ 15,100
4,495 OC Oerlikon Corp. AG 22,664
800 Oiles Corp. 13,678
400 Okamoto Machine Tool Works, Ltd. 13,919
1,400 OKUMA Corp. 40,346
700 Organo Corp.^ 71,383
2,000 OSG Corp. 45,132
692 Palfinger AG 25,198
150 Plasson Industries, Ltd. 7,916
116 Rational AG 84,903
1,458 Renk Group AG 70,262
1,820 Rieter Holding AG, Registered
Shares* 6,693
17,511 Rotork plc 68,630
500 Ryobi, Ltd. 8,027
5,052 Sandvik AB 208,592
500 Savaria Corp. 10,451
296 Schindler Holding AG, Class PC 98,143
178 Schindler Holding AG, Registered
Shares 56,621
63,000 Seatrium, Ltd. 96,201
Shares Value
Common Stocks, continued
Machinery, continued
360 SFS Group AG $ 59,315
1,100 Shibaura Machine Co., Ltd. 30,658
500 Shibuya Corp. 13,698
1,200 Shima Seiki Manufacturing, Ltd. 6,382
1,900 Shinmaywa Industries, Ltd. 23,600
78,000 Singamas Container Holdings, Ltd. 4,433
2,200 Sintokogio, Ltd. 16,332
7,590 Skellerup Holdings, Ltd. 28,456
5,262 SKF AB, B Shares 135,148
100 SMC Corp. 44,501
2,300 Sodick Co., Ltd. 27,703
623 Spirax Group plc 56,517
772 Stabilus SE 13,356
1,498 Stadler Rail AG 43,126
671 Sulzer AG, Registered Shares 111,375
2,600 Sumitomo Heavy Industries, Ltd. 82,054
3,900 Tadano, Ltd. 30,522
1,500 Takeuchi Manufacturing Co., Ltd. 65,624
3,785 Talgo SA*
(a)
11,439
478 Technotrans SE 17,613
11,687 Techtronic Industries Co., Ltd. 195,116
700 Teikoku Sen-I Co., Ltd. 14,745
1,300 THK Co., Ltd. 59,472
2,100 Tocalo Co., Ltd. 42,510
1,392 TOMRA Systems ASA 13,390
2,410 Trelleborg AB, Class B 100,399
1,100 Tsubaki Nakashima Co., Ltd.* 2,674
2,600 Tsubakimoto Chain Co. 41,211
1,800 Tsugami Corp. 90,600
1,200 Tsukishima Holdings Co., Ltd. 19,367
1,200 Tsurumi Manufacturing Co., Ltd. 17,273
3,924 Valmet Oyj 94,802
163 VAT Group AG
(a)
142,637
707 VBG Group AB, Class B 23,164
6,879 Vesuvius plc 40,892
2,091 Volvo AB, Class A 71,272
14,717 Volvo AB, Class B 500,452
208 Vossloh AG 14,938
1,416 Wacker Neuson SE 30,259
6,472 Wartsila OYJ Abp 247,051
560 Washtec AG 24,762
3,582 Weir Group plc (The) 114,283
1,600 YAMABIKO Corp. 37,570
58,500 Yangzijiang Shipbuilding Holdings,
Ltd. 155,368
1,400 Yaskawa Electric Corp. 61,617
11,812,647
Marine Transportation (0.4%):
600 Algoma Central Corp. 9,384
35 AP Moller - Maersk A/S, Class A 80,775
55 AP Moller - Maersk A/S, Class B 130,518
196 Clarkson plc 10,832
894 D/S Norden A/S 37,606
1,478 DFDS A/S* 25,356
423 Hapag-Lloyd AG
(a)
53,896

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Marine Transportation, continued
773 Himalaya Shipping, Ltd.* $ 10,327
3,326 Hoegh Autoliners ASA 48,692
3,300 Iino Kaiun Kaisha, Ltd. 28,359
1,400 Inui Global Logistics Co., Ltd. 12,405
3,976 Irish Continental Group plc 28,258
2,300 Japan Transcity Corp. 15,958
4,300 Kawasaki Kisen Kaisha, Ltd. 65,937
1,189 Klaveness Combination Carriers
ASA
(a)
10,480
506 Kuehne + Nagel International AG,
Class R 122,802
4,700 Mitsui OSK Lines, Ltd. 150,475
6,500 MPC Container Ships ASA 16,649
5,100 Nippon Yusen KK 164,030
600 NS United Kaiun Kaisha, Ltd. 23,896
1,260 Odfjell SE, A Shares 13,265
190,000 Pacific Basin Shipping, Ltd. 65,681
30,000 SITC International Holdings Co., Ltd. 120,474
329 Stolt-Nielsen, Ltd. 9,698
2,499 Wallenius Wilhelmsen ASA, Class B 33,165
318 Wilh Wilhelmsen Holding ASA, A
Shares 22,095
1,311,013
Media (0.7%):
336 4imprint Group plc 16,427
996 Alma Media Oyj 14,913
65 APG SGA SA 15,253
8,376 ARN Media, Ltd. 1,432
4,886 Atresmedia Corp. de Medios de
Comunicacion SA^ 26,636
1,951 Bloomsbury Publishing plc 16,071
19,285 Canal+ SA 62,559
8,400 CyberAgent, Inc. 71,610
4,400 Dentsu Group, Inc.* 84,449
9,975 Eutelsat Communications SACA* 27,512
400 Fuji Media Holdings, Inc. 9,434
2,193 Future plc 8,792
7,000 Hakuhodo DY Holdings, Inc.^ 49,547
1,912 Havas NV 37,261
13,469 Informa plc 161,609
500 Intage Holdings, Inc. 5,315
841 IPSOS SA 33,501
112,358 ITV plc 120,153
9,582 IVE Group, Ltd. 18,809
2,241 JCDecaux SE 49,307
4,254 M&C Saatchi plc* 7,506
1,664 Metropole Television SA 22,898
7,548 MFE-MediaForEurope NV, Class A 24,030
9,408 MFE-MediaForEurope NV, Class A 30,284
2,046 MFE-MediaForEurope NV, Class B^ 7,944
3,263 Next 15 Group plc 10,998
48,093 Nine Entertainment Co. Holdings,
Ltd. 29,540
900 Nippon Television Holdings, Inc. 15,465
1,307 NRJ Group 10,095
Shares Value
Common Stocks, continued
Media, continued
19,083 oOh!media, Ltd. $ 19,208
602 Perion Network, Ltd.* 5,777
68,000 Pico Far East Holdings, Ltd. 18,835
4,371 Publicis Groupe SA 431,984
12,118 Reach plc 8,409
1,338 RTL Group SA 47,621
10,874 S4 Capital plc 4,545
3,679 Sanoma Oyj 35,570
11,237 SES SA, Class A 91,998
6,212 SKY Network Television, Ltd. 11,542
2,600 SKY Perfect JSAT Corp. 43,327
24,480 Southern Cross Media Group, Ltd. 8,729
880 Stroeer SE & Co. KGaA 34,295
900 TBS Holdings, Inc. 34,670
5,942 Team Internet Group plc* 3,626
15,000 Television Broadcasts, Ltd.* 4,285
2,236 Television Francaise 1 SA 17,018
700 TV Asahi Holdings Corp. 13,578
500 TV Tokyo Holdings Corp. 11,192
124 TX Group AG 19,129
1,000 ValueCommerce Co., Ltd. 2,806
1,600 Vector, Inc. 17,251
23,328 Viaplay Group AB, Class B* 2,942
500 Wowow, Inc. 3,072
2,369 WPP plc, ADR^ 36,696
12,238 WPP plc 38,033
700 Zenrin Co., Ltd.^ 3,734
1,959,222
Metals & Mining (5.8%):
5,810 Acerinox SA 101,859
1,200 ADF Group, Inc. 14,479
2,163 Agnico Eagle Mines, Ltd. 336,111
1,934 Agnico Eagle Mines, Ltd., ADR 300,021
1,600 Aichi Steel Corp. 29,556
5,407 Alamos Gold, Inc., Class A 163,952
6,600 Algoma Steel Group, Inc.* 26,730
41,565 Alkane Resources, Ltd.* 39,485
6,565 Alleima AB 60,103
500 Altius Minerals Corp. 22,396
723 AMG Critical Materials NV 27,076
1,728 Anglo American plc 84,617
3,572 Antofagasta plc 181,393
1,631 APERAM SA 79,442
74,602 Arafura Rare Earths, Ltd.* 12,732
5,391 ArcelorMittal SA 324,134
2,800 ARE Holdings, Inc. 51,144
3,752 Atalaya Mining Copper SA 40,701
21,161 Aurelia Metals, Ltd.* 4,063
1,113 Aurubis AG 230,452
25,622 AVZ Minerals, Ltd.* 2,686
42,842 B2Gold Corp. 160,722
7,834 Barrick Mining Corp. 288,092
13,509 Barrick Mining Corp., ADR 496,186
1,188 Bekaert SA 53,049
20,726 Bellevue Gold, Ltd.* 17,490

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
41,746 BHP Group, Ltd., ADR $ 1,742,048
6,804 BlueScope Steel, Ltd. 149,793
5,097 Boliden AB 287,855
9,940 Capital, Ltd. 13,779
7,978 Capricorn Metals, Ltd. 70,009
10,700 Capstone Copper Corp.* 98,315
9,300 Centerra Gold, Inc. 147,491
8,967 Central Asia Metals plc 15,751
8,376 Champion Iron, Ltd. 22,847
16,254 China Gold International Resources
Corp., Ltd. 257,662
400 CK-San-Etsu Co., Ltd. 13,075
16,568 Coeur Mining, Inc. 270,817
5,000 Daido Steel Co., Ltd. 85,982
1,400 Daiki Aluminium Industry Co., Ltd. 12,885
6,671 Deterra Royalties, Ltd. 21,648
1,000 Dowa Holdings Co., Ltd. 54,061
6,248 DPM Metals, Inc. 202,936
2,800 Dynacor Group, Inc. 11,946
7,200 Ecora Royalties plc 13,112
8,362 Eldorado Gold Corp. 260,277
14,809 Emerald Resources NL* 56,428
6,695 Endeavour Mining plc 335,718
15,607 Equinox Gold Corp. 152,097
216 Eramet SA*^ 11,098
1,599 ERO Copper Corp.* 42,701
41,069 Evolution Mining, Ltd. 335,292
4,900 First Majestic Silver Corp. 83,204
5,571 First Quantum Minerals, Ltd.* 152,190
4,900 Foraco International SA* 9,398
21,514 Fortescue, Ltd. 286,518
13,552 Fortuna Mining Corp.* 114,582
5,500 Fortuna Mining Corp., ADR* 46,475
805 Franco-Nevada Corp. 167,988
4,743 Fresnillo plc 172,816
8,215 Galiano Gold, Inc.* 15,351
13,966 Genesis Minerals, Ltd.* 50,525
51,226 Glencore plc* 349,332
200 Godo Steel, Ltd. 3,184
8,900 GoGold Resources, Inc.* 19,958
3,735 Granges AB 66,151
34 Griffin Mining, Ltd.* 138
1,976 Hill & Smith plc 71,984
9,715 Hochschild Mining plc 59,696
9,462 Hudbay Minerals, Inc. 223,456
19,832 IAMGOLD Corp.* 314,800
9,517 IGO, Ltd.* 48,861
11,751 Iluka Resources, Ltd. 57,955
10,231 Imdex, Ltd. 28,944
1,991 Imperial Metals Corp.* 8,691
9,717 Ivanhoe Mines, Ltd., Class A* 76,127
8,000 JFE Holdings, Inc. 77,065
50,009 Jupiter Mines, Ltd. 9,360
630 JX Advanced Metals Corp. 17,429
9,836 K92 Mining, Inc.* 154,396
10,422 Kinross Gold Corp. 246,788
Shares Value
Common Stocks, continued
Metals & Mining, continued
13,800 Kobe Steel, Ltd. $ 159,701
1,000 Kurimoto, Ltd. 8,531
1,000 Kyoei Steel, Ltd. 10,713
2,000 Labrador Iron Ore Royalty Corp. 39,348
2,100 Largo, Inc.* 1,303
14,207 Lucara Diamond Corp.* 1,503
1,594 Lundin Gold, Inc. 86,000
5,207 Lundin Mining Corp. 126,898
332 Lunr Royalties Corp.* 4,425
2,387 Lynas Rare Earths, Ltd.* 29,903
48,387 Macmahon Holdings, Ltd. 32,042
3,114 Major Drilling Group International,
Inc.* 33,092
7,800 Maruichi Steel Tube, Ltd. 90,354
48,808 Metals X, Ltd.* 44,913
27,183 MGX Resources, Ltd.* 6,581
176,000 Midas Holdings, Ltd.*
(b)
—
2,456 Mineral Resources, Ltd.* 106,250
3,400 Mitsubishi Materials Corp. 91,634
500 Mitsubishi Steel Manufacturing Co.,
Ltd. 6,660
700 Mitsui Kinzoku Co., Ltd. 187,456
30,000 Mongolian Mining Corp.* 23,848
1,800 Nakayama Steel Works, Ltd. 6,675
2,200 Neturen Co., Ltd. 17,434
35,440 Nickel Industries, Ltd.* 23,217
6,200 Nippon Denko Co., Ltd. 16,740
2,700 Nippon Light Metal Holdings Co., Ltd. 45,722
32,875 Nippon Steel Corp. 108,900
130 Nippon Yakin Kogyo Co., Ltd. 3,754
1,500 Nittetsu Mining Co., Ltd. 21,612
2,014 Norsk Hydro ASA 18,160
17,688 Northern Star Resources, Ltd. 232,913
11,709 OceanaGold Corp. 293,530
21,175 OM Holdings, Ltd. 3,377
1,304 OR Royalties, Inc. 41,297
19,890 Ora Banda Mining, Ltd.* 14,554
500 Osaka Steel Co., Ltd.* 7,044
1,400 OSAKA Titanium Technologies Co.,
Ltd. 23,770
9,047 Outokumpu Oyj 52,163
900 Pacific Metals Co., Ltd. 12,125
53,360 Pan African Resources plc 68,009
3,938 Pan American Silver Corp. 176,559
33,353 Perenti, Ltd. 51,742
51,864 Perseus Mining, Ltd. 172,882
11,976 PLS Group, Ltd.* 41,916
46,182 Ramelius Resources, Ltd. 93,731
37,118 Regis Resources, Ltd. 155,331
70,587 Resolute Mining, Ltd.* 46,315
3,187 Rio Tinto plc 301,380
1,422 Rio Tinto plc, ADR 134,990
4,730 Rio Tinto, Ltd. 563,101
997 Salzgitter AG 51,331
19,433 Sandfire Resources, Ltd.* 261,052
1,200 Seabridge Gold, Inc.* 30,971

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
3,431 Sims, Ltd. $ 65,220
56,381 South32, Ltd. 151,586
2,078 SSAB AB, Class A 19,276
8,788 SSAB AB, Class B 81,309
5,949 SSR Mining, Inc.* 168,221
39,661 St Barbara, Ltd.* 12,666
15,147 Stanmore Resources, Ltd. 24,493
4,892 Straits Trading Co., Ltd. 6,175
2,400 Sumitomo Metal Mining Co., Ltd. 112,168
37,895 Syrah Resources, Ltd.* 2,764
6,038 Teck Resources, Ltd., Class B 359,657
15,172 thyssenkrupp AG 180,419
700 Toho Zinc Co., Ltd.* 3,396
300 Tokyo Rope Manufacturing Co., Ltd. 3,583
2,300 Tokyo Steel Manufacturing Co., Ltd. 23,915
1,200 Tokyo Tekko Co., Ltd. 13,503
100 Topy Industries, Ltd. 1,676
3,585 Torex Gold Resources, Inc. 142,707
4,474 Trekor Metals, Ltd.* 30,855
969 Trevali Mining Corp.*
(b)
—
700 Triple Flag Precious Metals Corp. 20,974
3,573 Tubacex SA^ 13,689
6,800 UACJ Corp. 106,772
28,821 Vault Minerals, Ltd. 83,380
2,097 Victoria Gold Corp.* —
2,734 voestalpine AG 127,751
2,068 Vulcan Steel, Ltd. 7,311
5,500 Wesdome Gold Mines, Ltd.* 94,440
54,361 West African Resources, Ltd.* 100,944
43,691 Westgold Resources, Ltd. 142,571
416 Wheaton Precious Metals Corp. 46,801
600 Yamato Kogyo Co., Ltd. 45,100
4,000 Yodoko, Ltd. 31,643
17,176,073
Multi-Utilities (1.0%):
64,938 A2A SpA 167,693
1,540 ACEA SpA 38,216
7,439 AGL Energy, Ltd. 42,951
3,800 Algonquin Power & Utilities Corp.^ 22,348
5,995 Algonquin Power & Utilities Corp.,
ADR^ 35,131
1,724 Atco, Ltd., Class I 90,084
1,866 Canadian Utilities, Ltd., Class A 69,371
66,444 Centrica plc 150,557
21,875 E.ON SE 451,290
29,538 Engie SA 931,300
29,629 Hera SpA 123,625
15,986 Iren SpA 45,264
18,281 National Grid plc 302,620
388 National Grid plc, ADR, ADR 32,154
9,377 REN - Redes Energeticas Nacionais
SGPS SA 40,461
18,300 Sembcorp Industries, Ltd.^ 90,157
2,957 Telecom Plus plc 29,138
Shares Value
Common Stocks, continued
Multi-Utilities, continued
5,516 Veolia Environnement SA $ 229,724
2,892,084
Office REITs (0.0%
†
):
5,187 Helical plc 13,246
Oil, Gas & Consumable Fuels (5.7%):
7,481 Advantage Energy, Ltd.* 54,389
5,553 Aker BP ASA 168,967
15,563 Amplitude Energy, Ltd.* 13,787
3,770 Ampol, Ltd. 85,476
14,756 ARC Resources, Ltd. 310,083
507 Ashdod Refinery, Ltd.* 17,222
17,909 Athabasca Oil Corp.* 129,067
19,094 Baytex Energy Corp. 76,613
58,994 Beach Energy, Ltd. 34,705
7,041 Birchcliff Energy, Ltd. 30,734
351 BLUENORD ASA* 17,586
12,929 Bollore SE^ 59,948
2,100 Bonterra Energy Corp.* 8,071
6,703 Boss Energy, Ltd.* 4,753
15,890 BP plc, ADR 587,136
151,966 BP plc 935,092
173,000 Brightoil Petroleum Holdings, Ltd.*
(b)
—
3,350 BW LPG, Ltd.
(a)
58,273
379 Cameco Corp., ADR 38,605
1,527 Canacol Energy, Ltd.* —
3,514 Canadian Natural Resources, Ltd. 139,063
13,764 Canadian Natural Resources, Ltd.,
ADR 543,678
4,612 Cardinal Energy, Ltd.^ 35,417
15,369 Cenovus Energy, Inc. 381,380
2,956 Cenovus Energy, Inc., ADR 73,338
8,421 Channel Infrastructure NZ, Ltd. 15,305
13,100 China Aviation Oil Singapore Corp.,
Ltd. 18,578
2,622 CMB Tech NV 36,989
1,031 CMB Tech NV, ADR 14,424
3,800 Cosmo Energy Holdings Co., Ltd. 88,354
7,840 Deep Yellow, Ltd.* 7,655
264 Delek Group, Ltd. 67,347
2,097 Diversified Energy Co. 28,455
5,671 DNO ASA 9,311
4,023 Enbridge, Inc. 218,087
5,285 Enbridge, Inc., ADR 286,630
24,100 ENEOS Holdings, Inc. 177,428
5,890 Energean plc 53,394
11,914 Eni SpA 278,653
28,229 EnQuest plc 8,229
9,360 Equinor ASA 294,203
201 Equital, Ltd.* 7,030
968 Etablissements Maurel et Prom SA 8,504
762 FLEX LNG, Ltd.*^ 21,382
4,800 Freehold Royalties, Ltd.^ 54,597
420 Friedrich Vorwerk Group SE 32,350
2,118 Frontera Energy Corp. 12,710

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
498 Frontline plc $ 17,283
11,493 Galp Energia SGPS SA 244,669
1,292 Gaztransport Et Technigaz SA 273,630
6,249 Genel Energy plc* 4,326
6,350 Gibson Energy, Inc.^ 128,648
5,883 Gulf Keystone Petroleum, Ltd. 13,697
3,092 Hafnia, Ltd. 20,166
5,124 Harbour Energy plc 14,433
9,800 Headwater Exploration, Inc. 81,753
9,700 Idemitsu Kosan Co., Ltd. 71,253
1,473 Imperial Oil, Ltd. 165,426
14,900 Inpex Corp. 300,258
2,823 International Petroleum Corp.
Stockholm* 61,495
2,244 International Petroleum Corp.
Toronto* 48,770
4,920 Ithaca Energy PLC 14,047
2,400 Itochu Enex Co., Ltd. 29,461
6,600 Iwatani Corp. 77,106
3,100 Japan Petroleum Exploration Co.,
Ltd. 30,195
2,500 Journey Energy, Inc.* 7,210
34,924 Karoon Energy, Ltd. 34,819
6,400 Kelt Exploration, Ltd.* 39,489
5,450 Keyera Corp. 218,945
1,478 Koninklijke Vopak NV 76,933
10,558 Meren Energy, Inc. 14,369
1,700 Mitsuuroko Group Holdings Co., Ltd. 20,500
3,760 Neste Oyj 122,217
21,426 New Hope Corp., Ltd. 79,076
64,000 NewOcean Energy Holdings, Ltd.*
(b)
—
134 North Atlantic Energies 6,731
2,800 Obsidian Energy, Ltd.* 22,924
62,710 Oil Refineries, Ltd. 33,204
771 Okeanis Eco Tankers Corp.
(a)
38,097
4,510 OMV AG 282,913
1,541 Ovintiv, Inc. 81,163
4,512 Paladin Energy, Ltd.* 29,374
5,770 Panoro Energy ASA* 14,910
3,407 Paramount Resources, Ltd., Class A 65,204
1,973 Parex Resources, Inc. 29,760
326 Paz Retail And Energy, Ltd. 86,866
6,336 Pembina Pipeline Corp. 293,187
1,584 Pembina Pipeline Corp., ADR 73,260
8,660 Peyto Exploration & Development
Corp.^ 144,486
12,892 Pharos Energy plc 4,221
10,900 Pine Cliff Energy, Ltd. 4,381
2,832 PrairieSky Royalty, Ltd. 63,386
15,138 Repsol SA^ 376,828
1,600 Sala Corp. 10,579
2,300 San-Ai Obbli Co., Ltd. 29,622
61,022 Santos, Ltd. 302,894
7,382 Secure Waste Infrastructure Corp.^ 115,355
8,575 Serica Energy plc 24,647
51,129 Shell plc 1,980,083
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,447 South Bow Corp.^ $ 156,669
363 South Bow Corp., ADR 12,792
2,000 Spartan Delta Corp.* 16,148
487 Strathcona Resources, Ltd. 12,937
11,312 Suncor Energy, Inc. 608,635
9,010 Suncor Energy, Inc., ADR 483,657
1,448 Sunococorp LLC 97,986
1,871 Surge Energy, Inc. 12,178
1,411 Tamar Petroleum, Ltd.
(a)
11,395
23,200 Tamarack Valley Energy, Ltd. 202,372
972 TC Energy Corp. 64,375
1,817 TC Energy Corp., ADR 120,449
670 Tidewater Midstream And
Infrastructure, Ltd.* 7,999
2,100 Topaz Energy Corp. 44,100
1,569 TORM plc, Class A 40,428
17,634 TotalEnergies SE 1,369,709
6,452 Tourmaline Oil Corp. 269,800
64,721 Tullow Oil plc* 9,929
2,990 Var Energi ASA 12,353
542 Verbio SE* 18,452
2,297 Vermilion Energy, Inc. 21,494
35,940 Viva Energy Group, Ltd.
(a)
51,275
40,866 Whitecap Resources, Inc. 424,481
9,220 Whitecap Resources, Inc., ADR 95,704
24,779 Whitehaven Coal, Ltd. 130,458
28,199 Woodside Energy Group, Ltd. 545,822
10,322 Yancoal Australia, Ltd. 39,060
16,747,904
Paper & Forest Products (0.3%):
800 Acadian Timber Corp. 9,985
1,498 Canfor Corp.* 14,240
168 CPH Group AG 11,482
2,200 Daio Paper Corp. 12,445
1,086 Ence Energia y Celulosa SA*^ 2,845
2,900 Hokuetsu Corp. 15,655
807 Holmen AB, B Shares 25,366
539 Iberpapel Gestion SA 11,364
2,427 Interfor Corp.* 22,334
7,920 Mondi plc 71,905
2,362 Navigator Co. SA (The)^ 8,708
4,800 Nippon Paper Industries Co., Ltd. 37,687
21,500 Oji Holdings Corp. 105,271
770 Semapa-Sociedade de Investimento
e Gestao 17,868
1,107 Stella-Jones, Inc. 61,185
13,685 Stora Enso Oyj, Class R 146,012
7,679 Svenska Cellulosa AB SCA, Class B 78,546
1,800 Tokushu Tokai Paper Co., Ltd. 20,693
10,276 UPM-Kymmene Oyj 272,567
1,061 West Fraser Timber Co., Ltd. 71,819
820 Western Forest Products, Inc.* 10,223
1,028,200

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Passenger Airlines (0.3%):
3,316 Air Canada* $ 57,851
1,552 Air France-KLM* 24,297
80,763 Air New Zealand, Ltd. 20,275
1,100 ANA Holdings, Inc. 20,149
47,347 Cathay Pacific Airways, Ltd. 78,857
7,555 Deutsche Lufthansa AG, Registered
Shares 86,437
5,559 easyJet plc 41,223
7,034 El Al Israel Airlines 35,110
1,028 Exchange Income Corp. 95,913
5,300 Japan Airlines Co., Ltd. 93,407
2,549 JET2 plc 43,707
6,981 Qantas Airways, Ltd. 51,683
30,900 Singapore Airlines, Ltd. 184,267
833,176
Personal Care Products (0.5%):
1,685 Beiersdorf AG^ 145,033
838 Intercos SpA 12,414
744 Interparfums SA 21,575
1,114 Jamieson Wellness, Inc.
(a)
32,742
7,600 Kao Corp. 150,677
300 Kose Holdings Corp. 9,294
982 L'Oreal SA 430,796
1,000 Milbon Co., Ltd. 16,402
600 Noevir Holdings Co., Ltd. 16,201
161 Pharmanutra SpA 16,134
5,635 PZ Cussons plc 7,789
3,000 Rohto Pharmaceutical Co., Ltd. 44,078
3,400 Shiseido Co., Ltd. 54,987
8,801 Unilever plc, ADR 529,116
1,487,238
Pharmaceuticals (4.8%):
1,266 ALK-Abello A/S 47,306
730 Almirall SA 9,395
800 ASKA Pharmaceutical Holdings Co.,
Ltd. 11,397
28,500 Astellas Pharma, Inc. 383,184
6,024 AstraZeneca plc 1,126,754
2,815 AstraZeneca plc, ADR 533,780
49 Aurora Cannabis, Inc.* 136
3,586 Bausch Health Cos., Inc.* 17,676
1,145 Bausch Health Cos., Inc., ADR* 5,645
22,998 Bayer AG, Registered Shares 1,271,317
298 Boiron SA 9,433
129 Camurus AB* 7,535
90 Canopy Growth Corp.* 88
4,400 Chugai Pharmaceutical Co., Ltd. 203,735
207 Cosmo NV 17,061
1,700 Cronos Group, Inc.* 4,726
9,600 Daiichi Sankyo Co., Ltd. 154,074
2,060 Daito Pharmaceutical Co., Ltd. 15,594
50 Dermapharm Holding SE 2,694
1,900 Eisai Co., Ltd. 48,021
192 Euroapi SA* 293
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
5,156 Faes Farma SA $ 27,050
700 Fuji Pharma Co., Ltd. 8,604
500 Fuso Pharmaceutical Industries, Ltd. 6,462
458 Galderma Group AG* 104,176
11,310 GSK plc, ADR 592,870
14,025 GSK plc 367,934
10,077 H Lundbeck A/S 65,581
2,536 H Lundbeck A/S, Class A 14,197
66,133 Haleon plc 305,102
3,600 Haw Par Corp., Ltd. 44,262
2,599 Hikma Pharmaceuticals plc 52,320
1,245 Ipsen SA 240,157
1,100 Kaken Pharmaceutical Co., Ltd. 25,977
1,000 Kissei Pharmaceutical Co., Ltd. 24,986
2,747 Knight Therapeutics, Inc.* 19,080
800 Kyorin Pharmaceutical Co., Ltd. 5,684
3,000 Kyowa Kirin Co., Ltd. 47,924
363 Laboratorios Farmaceuticos Rovi SA 24,009
4,918 Mayne Pharma Group, Ltd.* 9,528
701 Merck KGaA 117,634
1,000 Mochida Pharmaceutical Co., Ltd. 19,563
2,142 Neuren Pharmaceuticals, Ltd.* 26,484
2,000 Nippon Shinyaku Co., Ltd. 49,512
4,406 Novartis AG, ADR 690,508
10,301 Novartis AG, Registered Shares 1,613,405
21,389 Novo Nordisk A/S, Class B 1,026,235
1,600 Nxera Pharma Co., Ltd.* 9,822
3,900 Ono Pharmaceutical Co., Ltd. 57,425
5,000 Organigram Global, Inc.*^ 5,095
751 Orion Oyj, Class A 61,553
3,926 Orion Oyj, Class B 322,981
3,600 Otsuka Holdings Co., Ltd. 238,473
2,135 Recordati Industria Chimica e
Farmaceutica SpA 125,150
4,512 Roche Holding AG 1,857,701
213 Roche Holding AG, Class BR 89,471
933 Salix Group AB* 6,150
4,874 Sandoz Group AG 440,560
5,313 Sanofi SA 453,971
5,200 Santen Pharmaceutical Co., Ltd. 67,945
2,500 Sawai Group Holdings Co., Ltd. 25,988
1,300 Seikagaku Corp. 5,752
3,800 Shionogi & Co., Ltd. 65,024
2,832 SNDL, Inc.* 3,823
1,800 Sumitomo Pharma Co., Ltd.* 16,543
8,800 Takeda Pharmaceutical Co., Ltd. 277,854
2,648 Teva Pharmaceutical Industries, Ltd.* 89,138
3,966 Teva Pharmaceutical Industries, Ltd.,
ADR* 134,368
1,200 Towa Pharmaceutical Co., Ltd. 28,045
1,300 Tsumura & Co. 29,685
1,354 UCB SA 405,397
48,000 United Laboratories International
Holdings, Ltd. (The) 51,721
166 Vetoquinol SA 13,450
98 Virbac SACA 37,240

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
1,100 ZERIA Pharmaceutical Co., Ltd. $ 13,826
14,333,239
Professional Services (1.2%):
4,278 Adecco Group AG 78,952
2,453 AFRY AB 26,438
4,471 ALS, Ltd. 71,153
2,310 Altech Corp. 10,825
203 Amadeus Fire AG* 4,537
1,079 Arcadis NV 41,476
1,900 BayCurrent, Inc. 70,794
1,800 Bell System24 Holdings, Inc. 15,015
372 Bertrandt AG* 3,777
7,369 Bureau Veritas SA 225,716
1,774 Capita plc* 6,458
5,418 Computershare, Ltd. 143,788
700 Creek & River Co., Ltd. 5,687
141 Danel Adir Yeoshua, Ltd. 21,617
1,400 dip Corp. 16,055
900 EJ Holdings, Inc. 8,956
900 en, Inc., Japan 6,316
9,546 Experian plc 320,951
1,200 FULLCAST Holdings Co., Ltd. 11,156
3,000 Funai Soken Holdings, Inc. 19,690
175 Groupe Crit SA 10,357
35,410 Hays plc 14,645
349 Hilan, Ltd. 22,546
10,200 Infomart Corp. 24,192
1,600 Insource Co., Ltd. 6,023
2,958 Intertek Group plc 227,877
5,324 IPH, Ltd. 14,267
300 IR Japan Holdings, Ltd. 1,309
4,000 JAC Recruitment Co., Ltd. 21,063
1,000 LIKE, Inc. 9,068
1,000 Management Solutions Co., Ltd. 8,024
1,344 McMillan Shakespeare, Ltd.^ 18,169
2,700 MEITEC Group Holdings, Inc. 51,671
1,900 Open Up Group, Inc. 22,452
9,157 Pagegroup plc 12,919
1,400 Pasona Group, Inc. 12,951
43,400 Persol Holdings Co., Ltd. 66,101
2,100 Quick Co., Ltd. 9,310
2,226 Randstad NV 64,149
9,100 Recruit Holdings Co., Ltd. 633,504
1,821 RELX plc, ADR 57,671
6,345 RELX plc 199,818
3,902 Robert Walters plc* 4,349
10,192 RWS Holdings plc 9,644
3,490 SGS SA, Registered Shares 404,564
2,600 SIGMAXYZ Holdings, Inc. 8,592
1,501 SmartGroup Corp., Ltd. 13,308
2,900 SMS Co., Ltd. 39,937
3,200 S-Pool, Inc. 5,076
4,264 SThree plc 8,957
1,633 Talenom OYJ 2,132
1,100 Tanseisha Co., Ltd. 9,272
Shares Value
Common Stocks, continued
Professional Services, continued
1,195 Teleperformance SE^ $ 62,798
579 Thomson Reuters Corp. 47,297
288 Thomson Reuters Corp., ADR 23,521
1,000 TKC Corp. 21,007
1,200 Transcosmos, Inc. 26,534
16,500 UT Group Co., Ltd. 17,624
700 Visional, Inc.* 33,580
800 WDB Holdings Co., Ltd. 8,570
1,200 Weathernews, Inc. 14,806
2,443 Wolters Kluwer NV 157,881
3,536,892
Real Estate Management & Development (1.9%):
183 AFI Properties, Ltd.* 11,921
65 Africa Israel Residences, Ltd. 4,746
1 Airport City, Ltd.* 13
2,300 Airport Facilities Co., Ltd. 13,162
664 Allreal Holding AG, Registered
Shares 174,213
2,672 Alony Hetz Properties & Investments,
Ltd. 29,815
492 Alrov Properties and Lodgings, Ltd. 44,604
1,983 Altra Fastigheter AB 14,140
100 Altus Group, Ltd. 3,177
2,393 Amot Investments, Ltd. 14,927
3,174 Annehem Fastigheter AB, Class B* 5,452
300 Aoyama Zaisan Networks Co., Ltd. 2,313
264 Argo Properties NV* 11,861
18,993 Aroundtown SA* 50,400
3,508 Atrium Ljungberg AB, B Shares 9,520
77 Azrieli Group, Ltd. 10,488
110 Big Shopping Centers, Ltd. 25,004
116 Blue Square Real Estate, Ltd. 12,677
1,139 BRANICKS Group AG* 1,334
3,700 Bukit Sembawang Estates, Ltd. 13,544
376 CA Immobilien Anlagen AG 9,798
31,443 Capitaland India Trust 24,879
40,500 CapitaLand Investment, Ltd. 78,212
3,868 Castellum AB 50,808
781 Catena AB 33,545
3,021 Cedar Woods Properties, Ltd. 14,508
218 Cham Swiss Properties AG 6,370
18,000 Chinese Estates Holdings, Ltd. 2,412
44,000 Chuang's Consortium International,
Ltd.* 1,459
851 Cibus Nordic Real Estate AB (publ) 12,960
17,200 City Developments, Ltd. 103,687
24,175 CK Asset Holdings, Ltd. 136,837
840 Colliers International Group, Inc. 78,835
127 Colliers International Group, Inc.,
ADR 11,911
725 CPI Europe AG* 12,743
476,000 CSI Properties, Ltd.* 11,309
2,686 CTP NV
(a)
49,029
4,900 Daito Trust Construction Co., Ltd. 93,470
10,000 Daiwa House Industry Co., Ltd. 270,743

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development,
continued
1,800 Dear Life Co., Ltd. $ 11,294
478 Deutsche EuroShop AG 9,591
1,307 Deutsche Wohnen SE 27,959
2,651 Dios Fastigheter AB 17,548
800 DREAM Unlimited Corp., Class A 11,113
3,016 Eastnine AB 13,990
1,172 Entra ASA
(a)
12,508
2,467 Fabege AB 18,913
91,904 Far East Consortium International,
Ltd.* 7,854
5,271 Fastighets AB Balder, B Shares* 28,129
168 Fastighetsbolaget Emilshus AB,
Class B* 953
862 FastPartner AB, Class A 3,384
100 FirstService Corp. 14,221
436 FirstService Corp., ADR 61,960
11,092 Foxtons Group plc 6,613
16,000 Frasers Property, Ltd. 13,250
600 Goldcrest Co., Ltd. 12,046
26,076 Grainger plc 58,742
10,516 Great Eagle Holdings, Ltd. 19,705
6,700 GuocoLand, Ltd. 11,042
28,000 Hang Lung Group, Ltd. 44,807
37,486 Hang Lung Properties, Ltd. 33,049
7,709 Harworth Group plc 12,247
17,706 Henderson Land Development Co.,
Ltd. 56,190
86 Hiag Immobilien Holding AG 14,432
37,840 HKR International, Ltd.* 4,747
9,400 Ho Bee Land, Ltd. 14,855
18,500 Hong Fok Corp., Ltd. 13,416
18,600 Hongkong Land Holdings, Ltd. 133,094
2,049 Hufvudstaden AB, Class A 25,283
8,300 Hulic Co., Ltd. 86,583
11,000 Hysan Development Co., Ltd. 23,234
151 IES Holdings, Ltd.* 35,753
242 Immobel SA* 6,472
700 Information Services Corp., Class A 25,175
1,430 Instone Real Estate Group SE
(a)
12,189
11,338 International Workplace Group plc 27,841
145 Intershop Holding AG 30,972
164 Investis Holding SA 31,063
1,643 Israel Canada T.R, Ltd. 9,729
59 Isras Investment Co., Ltd. 16,677
348 Jeudan A/S 10,963
800 JINUSHI Co., Ltd. 14,165
25,000 K. Wah International Holdings, Ltd. 6,167
1,700 Katitas Co., Ltd. 34,858
2,400 Keihanshin Building Co., Ltd. 16,001
16,225 Kerry Properties, Ltd. 37,431
2,347 K-fast Holding AB, Class B* 2,425
28,863 Kowloon Development Co., Ltd. 17,354
1,200 La Holdings Co., Ltd. 20,646
17,100 Lai Sun Development Co., Ltd.* 1,557
Shares Value
Common Stocks, continued
Real Estate Management & Development,
continued
759 Land Development Nimrodi Group,
Ltd. $ 8,884
45,902 Langham Hospitality Investments and
Langham Hospitality Investments,
Ltd., Class SS 2,697
1,038 LEG Immobilien SE 65,535
21,734 Lendlease Corp., Ltd. 48,736
4,300 Leopalace21 Corp. 17,204
3,878 Lifestyle Communities, Ltd.* 14,161
8,000 Liu Chong Hing Investment, Ltd. 4,360
4,644 LSL Property Services plc 12,691
3,270 Lumo Kodit Oyj 27,749
100 Mainstreet Equity Corp. 11,991
353 Mega Or Holdings, Ltd. 71,313
226 Melisron, Ltd. 31,777
4,200 Mirarth Holdings, Inc. 10,366
2,300 Mitsubishi Estate Co., Ltd. 58,545
11,900 Mitsui Fudosan Co., Ltd. 109,644
9,306 Mivne Real Estate KD, Ltd. 40,705
298 Mobimo Holding AG, Registered
Shares 128,144
100 Morguard Corp. 8,774
51,087 New World Development Co., Ltd.* 41,416
1,539 Nexity SA* 13,811
1,700 Nisshin Group Holdings Co., Ltd. 6,745
12,500 Nomura Real Estate Holdings, Inc. 71,791
844 NP3 Fastigheter AB 23,213
17,900 OUE, Ltd. 13,855
54,608 Oxley Holdings, Ltd.* 3,250
1,965 Pandox AB, Class B 35,084
1,455 PATRIZIA SE 12,819
11,336 Peet, Ltd. 13,853
4,226 PEXA Group, Ltd.* 30,027
1,195 Platzer Fastigheter Holding AB,
Class B 8,447
32 Plazza AG, Registered Shares 17,271
222 Prashkovsky Investments and
Construction, Ltd. 11,319
1,027 PSP Swiss Property AG, Registered
Shares 183,153
3,100 Relo Group, Inc. 38,057
1,892 Sagax AB, Class B 30,110
22,824 Samhallsbyggnadsbolaget i Norden
AB*^ 8,312
3,634 Savills plc 41,176
1,875 Selvaag Bolig ASA 6,329
3,363 Servcorp, Ltd. 15,288
70,000 Shun Tak Holdings, Ltd.* 4,562
41,933 Sino Land Co., Ltd. 55,175
5,000 Soundwill Holdings, Ltd. 3,953
200 SRE Holdings Corp. 2,901
1,400 Starts Corp., Inc. 39,027
716 Stendorren Fastigheter AB, Class B* 12,931
5,367 StorageVault Canada, Inc. 17,636

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development,
continued
3,000 Sumitomo Realty & Development
Co., Ltd. $ 69,027
1,493 Summit Real Estate Holdings, Ltd. 23,863
300 Sun Frontier Fudousan Co., Ltd. 4,491
7,921 Sun Hung Kai Properties, Ltd. 114,156
10,000 Swire Properties, Ltd. 26,287
2,489 Swiss Prime Site AG, Registered
Shares 406,308
4,836 TAG Immobilien AG 77,976
21,000 TAI Cheung Holdings, Ltd. 8,998
2,900 TOC Co., Ltd. 17,045
5,300 Tokyo Tatemono Co., Ltd. 107,313
15,100 Tokyu Fudosan Holdings Corp. 120,273
1,800 Tosei Corp. 18,749
213 UBM Development AG* 4,150
12,900 UOL Group, Ltd. 95,283
409 VGP NV 39,393
7,651 Vonovia SE 188,767
5,039 Wallenstam AB, B Shares 20,466
7 Warteck Invest AG, Registered
Shares 17,027
6,203 Watkin Jones plc* 1,525
22,829 Wharf Real Estate Investment Co.,
Ltd. 62,543
3,217 Wihlborgs Fastigheter AB 24,964
7,300 Wing Tai Holdings, Ltd. 8,687
16,000 Wing Tai Properties, Ltd. 4,080
148 YH Dimri Construction &
Development, Ltd. 17,869
13 Zug Estates Holding AG, Class B 33,799
5,584,842
Residential REITs (0.0%
†
):
1 REIT Azorim Hf Living, Ltd.* 1
Retail REITs (0.0%
†
):
13,324 Investore Property, Ltd. 7,865
Semiconductors & Semiconductor Equipment
(3.6%):
4,600 Advantest Corp. 935,154
8,383 AEM Holdings, Ltd. 69,856
1,944 ams-OSRAM AG* 42,053
375 ASM International NV 429,228
1,128 ASML Holding NV 2,236,910
1,184 ASML Holding NV, NYS, NYS 2,355,497
3,319 ASMPT, Ltd. 102,416
436 BE Semiconductor Industries NV 143,155
156 Camtek, Ltd.* 24,732
600 Disco Corp. 304,969
189 Elmos Semiconductor SE 38,965
1,700 Ferrotec Corp. 101,321
4,024 Infineon Technologies AG 375,635
24,323 IQE plc* 15,324
2,200 Japan Material Co., Ltd. 35,459
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment,
continued
2,100 Kokusai Electric Corp. $ 143,398
500 Lasertec Corp. 155,585
447 Melexis NV 39,920
900 Micronics Japan Co., Ltd. 94,559
4,000 Mitsui High-Tec, Inc. 23,821
34 Nova, Ltd.* 18,090
349 PVA TePla AG* 18,015
98 Qualitau, Ltd. 15,417
4,500 Renesas Electronics Corp. 135,948
2,700 Rohm Co., Ltd. 90,441
2,000 Rorze Corp. 60,804
700 Sanken Electric Co., Ltd.* 49,722
2,000 SCREEN Holdings Co., Ltd. 223,591
2,000 Shibaura Mechatronics Corp. 57,913
300 Shindengen Electric Manufacturing
Co., Ltd. 7,057
597 Siltronic AG* 55,611
3,500 Socionext, Inc. 55,793
403 SOITEC* 54,125
6,865 STMicroelectronics NV 512,570
4,100 SUMCO Corp. 103,916
409 SUSS MicroTec SE 43,502
2,800 Tokyo Electron, Ltd. 1,354,187
700 Tokyo Seimitsu Co., Ltd. 88,528
1,200 Torex Semiconductor, Ltd. 19,293
168 Tower Semiconductor, Ltd.* 43,788
1,978 X-Fab Silicon Foundries SE*
(a)
17,905
700 Yamaichi Electronics Co., Ltd. 41,912
10,736,085
Software (0.7%):
36 accesso Technology Group plc* 153
7,046 Alfa Financial Software Holdings plc
(a)
14,492
600 Alpha Systems, Inc. 12,212
339 Atoss Software SE 25,916
4,889 BlackBerry, Ltd.* 61,746
10,781 Bravura Solutions, Ltd. 15,130
3,916 Bytes Technology Group plc 19,634
1,500 Celsys, Inc. 17,424
13,182 Cint Group AB* 8,038
500 Computer Engineering & Consulting,
Ltd. 6,508
1,926 Computer Modelling Group, Ltd. 4,862
101 Constellation Software, Inc. 190,163
1,200 Cybozu, Inc. 16,716
1,168 Dassault Systemes SE 23,787
300 Descartes Systems Group, Inc.
(The)* 20,781
564 Descartes Systems Group, Inc.
(The), ADR* 39,051
300 Digital Arts, Inc. 6,876
8,979 dotdigital group plc 5,026
989 Dye & Durham, Ltd.* 962
1,633 Easor OYJ* 1,063
1,000 Enghouse Systems, Ltd. 11,325

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
567 Fabasoft AG $ 9,007
1,600 Fixstars Corp.^ 23,337
1,966 F-Secure Oyj 4,630
2,775 GB Group plc 7,266
1,235 Gentrack Group, Ltd.* 2,729
5,283 Hansen Technologies, Ltd. 16,260
700 I'll, Inc. 9,567
369 Init Innovation In Traffic Systems Se 19,568
3,230 IRESS, Ltd. 13,856
550 IVU Traffic Technologies AG 12,758
800 Justsystems Corp. 18,077
200 Kinaxis, Inc.* 21,475
3,411 Lightspeed Commerce, Inc.* 35,719
314 Lime Technologies AB 6,416
36 Linedata Services 1,691
3,655 LINK Mobility Group Holding ASA* 9,377
500 Miroku Jyoho Service Co., Ltd. 5,349
2,800 m-up Holdings, Inc. 12,388
672 Nemetschek SE 40,641
145 Nice, Ltd.* 13,111
1,335 Objective Corp., Ltd. 9,561
878 Octave Intelligence plc* 14,165
6,227 Open Text Corp. 137,836
896 Open Text Corp., ADR 19,846
600 Oracle Corp. 30,696
3,833 Pinewood Technologies Group plc* 13,528
1,000 Plus Alpha Consulting Co., Ltd. 16,601
308 QT Group Oyj* 8,158
6,000 Rakus Co., Ltd.^ 35,091
11,134 Sage Group plc (The) 120,557
1,527 SAP SE 233,829
22,650 Sinch AB*
(a)
88,741
500 SRA Holdings 13,665
8,800 Systena Corp. 21,543
1,187 TeamViewer SE*
(a)
6,657
5,164 Technology One, Ltd. 105,830
1,437 Temenos AG, Registered Shares 117,601
3,670 TomTom NV* 19,482
2,000 Trend Micro, Inc. 74,264
9,354 Truecaller AB, Class B 13,602
5,420 Vista Group International, Ltd.* 7,226
778 Vitec Software Group AB, B Shares 18,322
400 WingArc1st, Inc. 5,786
871 WiseTech Global, Ltd. 20,164
1,457 Xero, Ltd.* 73,221
2,011,059
Specialty Retail (1.4%):
1,200 ABC-Mart, Inc. 20,671
16,866 Accent Group, Ltd. 8,314
13,426 Adairs, Ltd. 13,610
900 Alpen Co., Ltd. 11,343
1,300 and ST HD Co., Ltd. 27,756
1,700 AOKI Holdings, Inc. 17,150
4,500 Aoyama Trading Co., Ltd. 19,071
1,470 ARCLANDS Corp. 17,408
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,865 Aritzia, Inc.* $ 205,675
2,500 Autobacs Seven Co., Ltd. 22,428
613 AutoCanada, Inc.* 9,895
2,250 Autosports Group, Ltd. 2,720
3,578 Avolta AG* 239,804
8,196 BHG Group AB* 18,424
2,300 Bic Camera, Inc. 23,390
2,768 Bilia AB, A Shares 41,395
3,245 Byggmax Group AB 15,674
712 Carasso Motors, Ltd. 7,998
614 Card Factory plc 547
3,919 CECONOMY AG* 18,535
14,275 Cettire, Ltd.* 1,941
800 Chiyoda Co., Ltd. 4,818
869 Clas Ohlson AB, B Shares 38,381
40,320 Currys plc 85,368
4,700 DCM Holdings Co., Ltd. 44,161
928 Delek Automotive Systems, Ltd. 5,033
7,507 DFS Furniture plc 13,652
291 Dor Alon Energy in Israel 1988, Ltd. 17,613
4,223 Dunelm Group plc 44,084
5,339 Eagers Automotive, Ltd. 78,978
3,700 EDION Corp. 51,322
1,595 Esprit Holdings, Ltd.* 90
1,200 Fast Retailing Co., Ltd. 613,769
567 Fielmann Group AG 27,728
617 Fnac Darty SA 24,321
138 Fox Wizel, Ltd. 13,104
4,126 Frasers Group plc* 39,371
1,200 Geo Holdings Corp. 14,887
100,000 Giordano International, Ltd. 17,345
424 Groupe Dynamite, Inc. 16,008
3,424 H & M Hennes & Mauritz AB, Class
B^ 58,922
10,860 Halfords Group plc 33,216
2,045 Hallenstein Glasson Holdings, Ltd. 11,604
1,000 Honeys Holdings Co., Ltd. 8,566
485 Hornbach Holding AG & Co. KGaA 43,501
7,100 Hour Glass, Ltd. (The) 14,394
2,800 IDOM, Inc. 23,566
5,471 Industria de Diseno Textil SA 344,777
3,000 Istyle, Inc. 6,956
1,000 Jade Group, Inc. 9,523
1,330 JB Hi-Fi, Ltd. 73,929
69,594 JD Sports Fashion plc 78,271
700 JINS Holdings, Inc. 34,727
1,500 Joshin Corp. 36,265
1,900 Joyful Honda Co., Ltd. 26,451
2,166 Kamux Corp.^ 3,740
233 Kid ASA
(a)
2,814
42,353 Kingfisher plc 159,267
2,678 KMD Brands, Ltd.*^ 2,823
900 Kohnan Shoji Co., Ltd. 23,285
600 Komeri Co., Ltd. 13,138
3,300 K's Holdings Corp. 38,669
1,166 Leon's Furniture, Ltd. 19,585

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,809 Lovisa Holdings, Ltd. $ 29,796
9,000 Luk Fook Holdings International, Ltd. 25,488
394 Maisons du Monde SA*
(a)
102
1,279 Matas A/S^ 17,178
450 Mobilezone Holding AG, Registered
Shares 7,561
7,872 Moonpig Group plc 25,005
1,800 Nextage Co., Ltd. 45,460
3,447 Nick Scali, Ltd. 39,167
400 Nishimatsuya Chain Co., Ltd. 4,802
7,400 Nitori Holdings Co., Ltd. 109,997
8,100 Nojima Corp. 65,922
28,290 Oriental Watch Holdings 11,840
2,200 PAL GROUP Holdings Co., Ltd. 19,937
1,951 Pet Valu Holdings, Ltd. 25,287
10,167 Pets at Home Group plc 23,928
3,066 Premier Investments, Ltd. 31,809
688 Retailors, Ltd.* 5,662
10,500 Sanrio Co., Ltd. 70,975
200 Scroll Corp. 2,011
2,100 Shimamura Co., Ltd. 43,181
6,121 Super Retail Group, Ltd. 56,019
5,990 Synsam AB 33,374
1,400 Syuppin Co., Ltd. 9,331
1,018 Temple & Webster Group, Ltd.* 4,402
200 United Arrows, Ltd. 2,931
6,400 USS Co., Ltd. 74,960
13,891 Vertu Motors plc 13,635
5,000 VT Holdings Co., Ltd. 13,841
6,954 Watches of Switzerland Group plc*
(a)
65,461
1,489 WH Smith plc 7,771
9,835 Wickes Group plc 24,500
100 Workman Co., Ltd. 4,215
1,600 World Co., Ltd. 15,785
700 Xebio Holdings Co., Ltd. 4,538
14,900 Yamada Holdings Co., Ltd. 60,290
2,000 Yellow Hat, Ltd. 21,667
4,980 Zalando SE*
(a)
144,272
6,400 ZOZO, Inc. 45,251
4,169,122
Technology Hardware, Storage & Peripherals
(0.3%):
5,700 Brother Industries, Ltd. 129,725
2,600 Canon, Inc.^ 66,446
3,519 Dynavox Group AB 21,229
1,400 Eizo Corp. 21,543
1,800 Elecom Co., Ltd. 19,846
8,000 FUJIFILM Holdings Corp. 172,083
16,600 Konica Minolta, Inc. 56,699
739 Logitech International SA, Class R 69,325
1,313 Logitech International SA, ADR,
Class R 123,474
1,173 Quadient SA 15,821
12,600 Ricoh Co., Ltd. 109,419
6,800 Seiko Epson Corp. 113,930
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals,
continued
1,500 Toshiba TEC Corp. $ 26,440
4,400 Wacom Co., Ltd. 21,081
967,061
Textiles, Apparel & Luxury Goods (1.5%):
1,638 adidas AG 335,812
8,800 Asics Corp. 239,336
625 Brunello Cucinelli SpA^ 59,033
5,848 Burberry Group plc* 82,471
25 Calida Holding AG, Registered
Shares 605
408 Canada Goose Holdings, Inc.* 3,880
18,000 Chow Sang Sang Holdings
International, Ltd. 22,423
2,524 Cie Financiere Richemont SA,
Registered Shares 585,827
47,372 Coats Group plc 49,001
26,500 Crystal International Group, Ltd.
(a)
19,168
95 Delta Galil, Ltd. 5,213
14,425 Dr Martens plc 13,227
1,200 Fujibo Holdings, Inc. 31,824
1,956 Gildan Activewear, Inc. 100,855
900 Goldwin, Inc. 12,012
900 Gunze, Ltd. 21,478
145 Hermes International SCA 265,306
989 HUGO BOSS AG 42,459
1,500 Japan Wool Textile Co., Ltd. (The) 15,742
668 Kering SA 189,925
500 Kurabo Industries, Ltd.^ 30,889
2,071 LVMH Moet Hennessy Louis Vuitton
SE 1,146,759
1,211 Marimekko Oyj 14,597
3,697 Moncler SpA 214,487
3,357 New Wave Group AB, Class B 31,573
5,000 Onward Holdings Co., Ltd. 22,372
7,149 OVS SpA
(a)
49,388
44,000 Pacific Textiles Holdings, Ltd. 4,843
1,333 Pandora A/S 153,746
8,600 PRADA SpA 43,525
2,064 Puma SE* 62,671
7,277 Safilo Group SpA* 14,242
1,885 Salvatore Ferragamo SpA* 23,463
40,200 Samsonite Group SA
(a)
70,160
2,100 Sankyo Seiko Co., Ltd. 9,946
500 Sanyo Shokai, Ltd. 12,746
1,400 Seiko Group Corp. 70,347
17,500 Stella International Holdings, Ltd. 27,652
1,053 Swatch Group AG (The) 51,115
744 Swatch Group AG (The), Class BR 182,051
11,500 Texhong International Group, Ltd.* 8,769
60,000 Texwinca Holdings, Ltd. 8,498
377 Van de Velde NV 13,001
96,000 Viva Goods Company, Ltd. 4,676
1,100 Wacoal Holdings Corp. 29,761

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
33,514 Yue Yuen Industrial Holdings, Ltd. $ 52,433
4,449,307
Tobacco (0.4%):
11,494 British American Tobacco plc 708,799
11,693 Imperial Brands plc 432,257
1,800 Japan Tobacco, Inc. 66,152
1,363 Scandinavian Tobacco Group A/S,
DEL
(a)
13,884
1,221,092
Trading Companies & Distributors (1.6%):
18,251 Acrow, Ltd.^ 11,329
2,837 AddTech AB, B Shares 100,023
900 ADENTRA, Inc. 24,529
1,000 Alconix Corp. 15,443
1,271 Alligo AB, Class B 17,468
2,358 Ashtead Technology Holdings plc 12,965
1,980 Azelis Group NV 21,063
1,959 BayWa AG*^ 5,809
2,058 Beijer Ref AB, Class B 30,162
731 Bergman & Beving AB 21,986
145 Bossard Holding AG, Registered
Shares 35,027
3,281 Brenntag SE 199,359
2,490 Bufab AB 32,593
4,986 Bunzl plc 173,933
500 Chori Co., Ltd. 11,884
70,000 CSC Holdings, Ltd.* 187
500 Daiichi Jitsugyo Co., Ltd. 9,423
130,000 Deep Source Holdings, Ltd.* 8,471
1,063 Diploma plc 100,575
1,320 DKSH Holding AG 101,573
4,000 Doman Building Materials Group, Ltd. 32,184
3,998 Finning International, Inc. 282,434
5,497 Grafton Group plc 65,694
5,000 Hanwa Co., Ltd. 52,544
17,744 Howden Joinery Group plc 197,196
979 IMCD NV 88,402
3,600 Inaba Denki Sangyo Co., Ltd. 60,590
1,900 Inabata & Co., Ltd. 45,589
14,900 ITOCHU Corp. 171,345
616 Jacquet Metals SACA 14,396
1,500 Japan Pulp & Paper Co., Ltd. 9,906
700 Kamei Corp. 14,723
900 Kanaden Corp. 14,003
1,300 Kanamoto Co., Ltd. 42,671
7,000 Kanematsu Corp. 89,568
900 Kyokuto Boeki Kaisha, Ltd. 9,435
1,600 Marubeni Corp. 46,596
1,500 Mitani Corp. 23,246
4,400 Mitsubishi Corp. 118,367
8,500 Mitsui & Co., Ltd. 236,758
1,271 Momentum Group AB, Class B 14,897
3,800 MonotaRO Co., Ltd.^ 43,368
12,400 Nagase & Co., Ltd. 89,895
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
600 Nichiden Corp. $ 9,497
500 Nishio Holdings Co., Ltd. 12,096
3,414 OEM International AB, Class B 58,837
700 Onoken Co., Ltd. 5,758
3,537 Reece, Ltd. 42,569
6,117 Rexel SA 267,283
1,492 Richelieu Hardware, Ltd. 42,884
5,567 RS GROUP plc 42,943
2,211 Russel Metals, Inc. 93,782
2,600 Sanyo Trading Co., Ltd. 12,517
900 Sato Shoji Corp. 15,670
207 Scope Metals Group, Ltd. 19,671
600 Senshu Electric Co., Ltd. 26,172
2,417 SGH, Ltd. 78,405
22,549 SIG plc* 2,363
2,700 Sojitz Corp. 86,568
409 Solar A/S, B Shares* 11,787
17,864 Speedy Hire plc 4,812
16,400 Sumitomo Corp. 157,576
6,506 Sunbelt Rentals Holdings, Inc. 474,740
269 Thermador Groupe 24,177
1,693 Toromont Industries, Ltd. 278,430
700 Totech Corp. 18,014
5,700 Toyota Tsusho Corp. 212,675
4,274 Travis Perkins plc 31,351
2,400 Trusco Nakayama Corp. 33,717
800 Tsubakimoto Kogyo Co., Ltd.^ 13,316
800 UNISOL Holdings Corp. 10,622
800 Wajax Corp. 17,415
1,800 Wakita & Co., Ltd. 19,208
2,700 Yamazen Corp. 27,991
800 Yuasa Co., Ltd. 26,146
4,876,601
Transportation Infrastructure (0.5%):
8,418 Aena SME SA
(a)
256,583
954 Aeroports de Paris SA 124,333
14,079 Atlas Arteria, Ltd. 49,711
7,086 Auckland International Airport, Ltd. 33,618
3,265 Dalrymple Bay Infrastructure, Ltd. 12,994
4,596 Enav SpA
(a)
27,283
819 Flughafen Zurich AG, Registered
Shares 253,233
1,437 Fraport AG Frankfurt Airport Services
Worldwide 119,626
182,200 Hutchison Port Holdings Trust, Class
U 31,188
1,940 James Fisher & Sons plc* 11,887
2,200 Japan Airport Terminal Co., Ltd. 68,517
1,300 Kamigumi Co., Ltd. 40,843
4,800 Mitsubishi Logistics Corp. 45,847
2,553 Port of Tauranga, Ltd. 12,908
34,191 Qube Holdings, Ltd. 120,765
22,376 SATS, Ltd. 78,643
1,600 Sumitomo Warehouse Co., Ltd. (The) 36,876
13,167 Transurban Group 131,409

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Transportation Infrastructure, continued
1,041 Westshore Terminals Investment
Corp.^ $ 27,499
1,483,763
Water Utilities (0.1%):
11,551 Pennon Group plc 71,269
3,229 Severn Trent plc 126,176
8,773 United Utilities Group plc 152,190
349,635
Wireless Telecommunication Services (1.1%):
695 1&1 AG 15,041
34,968 Airtel Africa plc
(a)
151,998
3,670 Cellcom Israel, Ltd. 37,999
5,312 Freenet AG 136,830
88,000 Hutchison Telecommunications Hong
Kong Holdings, Ltd. 12,356
29,300 KDDI Corp. 494,305
1,400 Okinawa Cellular Telephone Co. 31,642
328 Orange Belgium SA* 8,054
3,569 Partner Communications Co., Ltd. 43,674
6,303 Rogers Communications, Inc., Class
B 205,078
187,000 SoftBank Corp. 239,367
36,800 SoftBank Group Corp. 1,380,776
21,800 StarHub, Ltd. 17,372
8,416 Tele2 AB, B Shares 146,428
236,345 Vodafone Group plc 312,227
3,233,147
Total Common Stocks (Cost $198,456,529) 293,315,446
Preferred Stocks (0.4%):
Automobiles (0.2%):
414 Bayerische Motoren Werke AG,
7.69% 27,179
1,930 Dr. Ing hc F Porsche AG, 2.32%^ 95,973
2,286 Porsche Automobil Holding SE,
5.60% 70,425
3,835 Volkswagen AG, 7.50% 307,211
500,788
Chemicals (0.1%):
2,875 FUCHS SE, 3.22% 125,607
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.34% 12,831
Ground Transportation (0.0%
†
):
910 Sixt SE, 5.91% 56,670
Shares Value
Preferred Stocks, continued
Health Care Equipment & Supplies (0.0%
†
):
411 Draegerwerk AG & Co. KGaA, 2.75% $ 38,747
Household Durables (0.0%
†
):
299 Einhell Germany AG, Class P, 2.17% 23,634
Household Products (0.1%):
2,084 Henkel AG & Co. KGaA, 2.81% 175,121
Life Sciences Tools & Services (0.0%
†
):
154 Sartorius AG, 0.32% 40,407
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 1.25% 58,764
Total Preferred Stocks (Cost $1,298,985) 1,032,569
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
201 Constellation Software, Inc.,
3/31/40*
(b)
—
Total Warrant (Cost $—) —
Shares
Rights (0.0%
†
):
Financial Services (0.0%
†
):
2,213 ACS Actividades de Construccion y
Servicios SA, Expires on 7/13/26* 4,644
Food Products (0.0%
†
):
6,504 Greencore Group CVR, Expires on
1/19/27* 4,043
Total Rights (Cost $4,718) 8,687
Unaffiliated Investment Companies (1.7%):
Money Market Funds (1.7%):
4,841,758 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
(c)(d)
4,841,758
309,421 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(d)
309,421
Total Unaffiliated Investment Companies (Cost
$5,151,179) 5,151,179
Total Investment Securities
(Cost $204,911,411 ) — 101.0% 299,507,881
Net other assets (liabilities) — (1.0)% (2, 983,577 )
Net Assets — 100.0% $ 296, 524,304
ADR—American Depository Receipt
CVR—Contingent Valued Rights
NYS—New York Shares

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2026 :
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $4,605,377.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2026.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(d) The rate represents the effective yield at June 30, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 5.9%
Austria 0.9%
Belgium 1.3%
Bermuda 0.1%
Cambodia —%
†
Canada 11.9%
Chile 0.1%
China 0.1%
Curacao 0.1%
Denmark 1.9%
Faroe Islands —%
†
Finland 1.5%
France 6.9%
Georgia 0.1%
Germany 6.3%
Greece —%
†
Hong Kong 1.6%
Ireland 0.8%
Isle of Man —%
†
Israel 1.3%
Italy 3.0%
Japan 22.8%
Jersey —%
†
Liechtenstein —%
†
Luxembourg 0.3%
Macau —%
†
Malaysia —%
†
Mauritius —%
†
Mexico 0.1%
Mongolia —%
†
Netherlands 4.2%
New Zealand 0.3%
Norway 0.7%
Peru —%
†
Portugal 0.3%
Singapore 1.3%
South Africa 0.1%
Spain 2.9%
Sweden 2.6%
Switzerland 8.1%
Taiwan, Province Of China —%
†

Allianz Variable Insurance Products Trust
AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Country Percentage
United Arab Emirates —%
†
United Kingdom 10.1%
United States 2.4%
100.0%
† Represents less than 0.05%.

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.8%):
Aerospace & Defense (1.8%):
1,210 AAR Corp.* $ 172,945
712 Astronics Corp.* 57,857
640 Astronics Corp., Class B* 48,640
1,606 ATI, Inc.* 316,543
478 Axon Enterprise, Inc.* 267,972
1,771 Boeing Co. (The)* 383,368
1,829 BWX Technologies, Inc. 356,015
1,164 Cadre Holdings, Inc. 33,186
534 Carpenter Technology Corp. 329,393
685 CPI Aerostructures, Inc.* 3,555
316 Curtiss-Wright Corp. 239,452
397 Ducommun, Inc.* 73,528
1,283 FTAI Aviation, Ltd. 347,090
1,963 General Dynamics Corp. 695,373
570 HEICO Corp. 203,028
803 HEICO Corp., Class A 207,102
1,861 Hexcel Corp. 186,212
2,896 Honeywell Aerospace, Inc.* 640,248
2,801 Howmet Aerospace, Inc. 753,077
1,079 Huntington Ingalls Industries, Inc. 302,001
4,565 Kratos Defense & Security Solutions,
Inc.* 227,611
2,226 L3Harris Technologies, Inc. 646,853
4,572 Leonardo DRS, Inc. 195,087
903 Loar Holdings, Inc.* 72,791
2,580 Lockheed Martin Corp. 1,314,407
1,520 Mercury Systems, Inc.* 185,942
690 Moog, Inc., Class A 292,450
343 National Presto Industries, Inc. 42,872
1,156 Northrop Grumman Corp. 588,762
953 Park Aerospace Corp. 36,366
1,545 Rocket Lab Corp.* 157,049
10,720 RTX Corp. 2,033,906
5,931 StandardAero, Inc.* 177,396
4,158 Textron, Inc. 381,413
454 TransDigm Group, Inc. 604,746
1,234 V2X, Inc.* 92,007
624 VSE Corp. 142,584
1,151 Woodward, Inc. 489,681
13,298,508
Air Freight & Logistics (0.5%):
2,437 CH Robinson Worldwide, Inc. 458,985
3,483 Expeditors International of
Washington, Inc. 567,659
2,539 FedEx Corp. 795,037
1,330 FedEx Freight Holding Co., Inc.* 200,830
2,422 GXO Logistics, Inc.* 122,795
1,147 Hub Group, Inc., Class A 50,227
3,266 Radiant Logistics, Inc.* 30,896
10,739 United Parcel Service, Inc., Class B 1,154,443
3,380,872
Automobile Components (0.3%):
2,086 Adient plc* 38,341
Shares Value
Common Stocks, continued
Automobile Components, continued
5,189 Aptiv plc* $ 318,501
2,846 Autoliv, Inc. 330,620
5,768 BorgWarner, Inc. 382,995
1,256 Cooper-Standard Holdings, Inc.* 33,975
4,066 Dana, Inc. 110,636
6,775 Dauch Corporation* 36,720
938 Dorman Products, Inc.* 127,990
1,423 Fox Factory Holding Corp.* 24,113
4,300 Garrett Motion, Inc. 155,789
4,241 Gentex Corp. 107,170
999 Gentherm, Inc.* 34,076
9,399 Goodyear Tire & Rubber Co. (The)* 62,033
469 LCI Industries 49,658
997 Lear Corp. 133,658
1,190 Motorcar Parts of America, Inc.* 18,231
1,292 Patrick Industries, Inc. 115,996
1,374 Phinia, Inc. 113,176
6,438 QuantumScape Corp., Class A* 48,671
616 Standard Motor Products, Inc. 24,005
587 Stoneridge, Inc.* 4,297
275 Strattec Security Corp.* 22,399
1,953 Versigent plc* 82,045
789 Visteon Corp. 78,277
810 XPEL, Inc.* 40,176
2,493,548
Automobiles (1.1%):
87,705 Ford Motor Co. 1,219,100
17,569 General Motors Co. 1,354,219
1,998 Harley-Davidson, Inc. 48,871
468 Lucid Group, Inc., Class A*^ 3,131
28,378 Rivian Automotive, Inc., Class A* 492,358
11,430 Tesla, Inc.* 4,807,458
1,140 Thor Industries, Inc. 85,682
655 Winnebago Industries, Inc. 20,462
8,031,281
Banks (5.3%):
859 1st Source Corp. 70,077
504 ACNB Corp. 29,928
1,092 Amalgamated Financial Corp. 50,123
1,132 Amerant Bancorp, Inc., Class A 28,889
2,122 Ameris Bancorp 191,532
704 Ames National Corp. 20,845
1,076 Arrow Financial Corp. 44,105
4,856 Associated Banc-Corp. 149,419
4,554 Atlantic Union Bankshares Corp. 192,680
1,851 Axos Financial, Inc.* 180,269
3,331 Banc of California, Inc. 68,052
994 BancFirst Corp. 110,463
1,559 Bancorp, Inc. (The)* 97,656
210 Bank First Corp. 31,153
53,989 Bank of America Corp. 3,076,293
1,028 Bank of Hawaii Corp. 83,772
724 Bank of Marin Bancorp 20,055

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,570 Bank of NT Butterfield & Son, Ltd.
(The) $ 93,415
3,075 Bank OZK 160,177
2,152 BankUnited, Inc. 104,264
1,389 Banner Corp. 92,285
433 Bar Harbor Bankshares 16,350
842 BCB Bancorp, Inc. 9,026
3,034 Beacon Financial Corp. 92,385
1,600 BOK Financial Corp. 222,208
280 Burke & Herbert Financial Services
Corp. 20,121
977 Byline Bancorp, Inc. 36,794
74 C&F Financial Corp. 5,920
843 Camden National Corp. 45,707
489 Capital City Bank Group, Inc. 24,166
6,737 Capitol Federal Financial, Inc. 57,332
1,023 Carter Bankshares, Inc. 34,792
1,957 Cathay General Bancorp 121,314
1,402 Central Pacific Financial Corp. 53,556
377 Chemung Financial Corp. 28,117
13,622 Citigroup, Inc. 1,906,535
943 Citizens & Northern Corp. 21,981
6,085 Citizens Financial Group, Inc. 426,376
604 City Holding Co. 80,115
938 Civista Bancshares, Inc. 26,470
1,465 CNB Financial Corp. 49,385
449 Coastal Financial Corp.* 34,802
56 Colony Bankcorp, Inc. 1,125
8,632 Columbia Banking System, Inc. 276,656
4,298 Columbia Financial, Inc.* 91,204
4,224 Commerce Bancshares, Inc. 243,936
1,755 Community Financial System, Inc. 117,796
517 Community Trust Bancorp, Inc. 37,410
1,470 Community West Bancshares 39,484
1,968 ConnectOne Bancorp, Inc. 65,810
1,703 Cullen/Frost Bankers, Inc. 263,148
1,289 Customers Bancorp, Inc.* 101,960
6,003 CVB Financial Corp. 135,368
1,876 Dime Community Bancshares, Inc. 76,259
1,065 Eagle Bancorp, Inc. 30,235
3,797 East West Bancorp, Inc. 490,155
7,314 Eastern Bankshares, Inc. 162,663
1,277 Enterprise Financial Services Corp. 84,129
682 Equity Bancshares, Inc., Class A 33,411
1,329 Farmers National Banc Corp. 19,403
1,860 FB Financial Corp. 102,951
11,840 Fifth Third Bancorp 667,421
1,053 Financial Institutions, Inc. 41,035
4,938 First BanCorp 128,734
814 First Bancorp, Inc. (The) 28,343
1,640 First Bancorp/Southern Pines NC 104,845
2,494 First Busey Corp. 73,573
664 First Business Financial Services,
Inc. 41,945
408 First Capital, Inc. 26,373
Shares Value
Common Stocks, continued
Banks, continued
200 First Citizens BancShares, Inc.,
Class A $ 416,158
4,143 First Commonwealth Financial Corp. 84,227
512 First Community Bankshares, Inc. 22,743
3,231 First Financial Bancorp 109,305
4,155 First Financial Bankshares, Inc. 143,763
536 First Financial Corp. 41,508
2,989 First Hawaiian, Inc. 87,578
12,040 First Horizon Corp. 308,706
3,138 First Interstate BancSystem, Inc.,
Class A 121,001
2,381 First Merchants Corp. 104,026
660 First Mid Bancshares, Inc. 31,739
185 Firstsun Capital BanCorp* 7,174
853 Five Star Bancorp 41,533
3,344 Flagstar Bank NA 49,959
9,159 FNB Corp. 174,754
4,825 Fulton Financial Corp. 116,717
769 German American Bancorp, Inc. 36,497
3,424 Glacier Bancorp, Inc. 176,610
397 Great Southern Bancorp, Inc. 31,129
16 Greene County Bancorp, Inc. 537
2,543 Hancock Whitney Corp. 190,013
1,437 Hanmi Financial Corp. 46,559
45 Hawthorn Bancshares, Inc. 1,769
636 HBT Financial, Inc. 20,346
1,197 Heritage Financial Corp. 35,455
2,336 Hilltop Holdings, Inc. 90,590
62 Hingham Institution For Savings
(The)^ 19,043
6,511 Home BancShares, Inc. 185,889
484 HomeTrust Bancshares, Inc. 24,147
5,059 Hope Bancorp, Inc. 69,207
1,071 Horizon Bancorp, Inc. 21,399
27,817 Huntington Bancshares, Inc. 493,195
1,520 Independent Bank Corp.
(Massachusetts) 127,254
855 Independent Bank Corp. (Michigan) 30,840
2,031 International Bancshares Corp. 154,254
30,669 JPMorgan Chase & Co. 10,038,884
2,442 Kearny Financial Corp. 23,101
1,249 Kentucky First Federal Bancorp* 6,345
24,778 KeyCorp 571,133
1,016 Lake Shore Bancorp, Inc. 18,095
788 Lakeland Financial Corp. 48,635
668 Landmark Bancorp, Inc. 20,514
712 LCNB Corp. 12,524
2,203 Live Oak Bancshares, Inc. 89,971
1,996 M&T Bank Corp. 475,068
628 Mechanics Bancorp 9,985
472 Mercantile Bank Corp. 27,102
684 Metrocity Bankshares, Inc. 24,549
407 Metropolitan Bank Holding Corp. 40,195
556 Mid Penn Bancorp, Inc. 19,371
241 Midland States Bancorp, Inc. 7,505

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,928 National Bank Holdings Corp., Class
A $ 85,661
514 National Bankshares, Inc. 18,674
1,295 NBT Bancorp, Inc. 63,934
575 Nicolet Bankshares, Inc. 95,099
279 Northeast Bank 36,976
1,501 Northfield Bancorp, Inc. 22,110
5,982 Northwest Bancshares, Inc. 90,687
511 Norwood Financial Corp. 16,429
4,718 OceanFirst Financial Corp. 92,143
1,712 OFG Bancorp 84,008
440 Ohio Valley Banc Corp. 19,109
10,569 Old National Bancorp 273,737
2,225 Old Second Bancorp, Inc. 51,887
1,531 Origin Bancorp, Inc. 78,311
712 Orrstown Financial Services, Inc. 29,071
600 Park National Corp. 109,794
940 Pathward Financial, Inc. 81,836
1,165 Peapack-Gladstone Financial Corp. 55,139
608 Peoples Bancorp of North Carolina,
Inc. 26,199
1,117 Peoples Bancorp, Inc. 42,904
3,802 Pinnacle Financial Partners, Inc. 383,546
3,348 PNC Financial Services Group, Inc.
(The) 824,345
1,867 Popular, Inc. 306,524
432 Preferred Bank 45,904
707 Primis Financial Corp. 11,574
2,839 Prosperity Bancshares, Inc. 207,332
679 Provident Financial Holdings, Inc. 11,679
3,622 Provident Financial Services, Inc. 85,624
606 QCR Holdings, Inc. 58,994
487 RBB Bancorp 13,351
16,778 Regions Financial Corp. 506,696
3,148 Renasant Corp. 133,916
917 Republic Bancorp, Inc., Class A 82,924
420 Riverview Bancorp, Inc. 2,281
1,756 S&T Bancorp, Inc. 86,184
1,366 Seacoast Banking Corp. of Florida 45,420
1,694 ServisFirst Bancshares, Inc. 146,955
1,113 Shore Bancshares, Inc. 25,543
1,028 Sierra Bancorp 41,901
5,361 Simmons First National Corp., Class
A 121,427
783 SmartFinancial, Inc. 36,738
100 South Plains Financial, Inc. 4,308
561 Southern Missouri Bancorp, Inc. 42,754
950 Southside Bancshares, Inc. 33,430
3,088 Southstate Bank Corp. 308,491
1,230 Stellar Bancorp, Inc. 48,364
1,764 Sterling Bancorp, Inc.* —
1,160 Stock Yards Bancorp, Inc. 88,705
1,339 Texas Capital Bancshares, Inc. 138,265
6,088 TFS Financial Corp. 107,879
490 Tompkins Financial Corp. 46,315
2,786 Towne Bank 100,965
Shares Value
Common Stocks, continued
Banks, continued
1,020 TriCo Bancshares $ 54,927
809 Triumph Financial, Inc.* 61,735
15,995 Truist Financial Corp. 796,871
559 TrustCo Bank Corp. 30,695
1,835 Trustmark Corp. 84,428
2,271 UMB Financial Corp. 324,208
4,005 United Bankshares, Inc. 183,549
4,128 United Community Banks, Inc. 144,852
42 Unity Bancorp, Inc. 2,465
850 Univest Financial Corp. 37,188
12,851 US Bancorp 776,200
15,740 Valley National Bancorp 230,591
2,680 WaFd, Inc. 102,832
501 Washington Trust Bancorp, Inc. 18,276
4,145 Webster Financial Corp. 316,761
34,944 Wells Fargo & Co. 2,887,772
3,220 WesBanco, Inc. 125,677
1,062 West BanCorp, Inc. 28,175
1,404 Westamerica BanCorp 82,373
3,240 Western Alliance Bancorp 266,328
1,498 Western New England Bancorp, Inc. 21,421
1,951 Wintrust Financial Corp. 313,565
1,388 WSFS Financial Corp. 106,501
4,533 Zions Bancorp NA 313,638
39,525,947
Beverages (0.9%):
285 Boston Beer Co., Inc. (The), Class A* 50,453
1,890 Brown-Forman Corp., Class A 51,710
5,717 Brown-Forman Corp., Class B 152,358
31,463 Coca-Cola Co. (The) 2,556,998
1,315 Coca-Cola Consolidated, Inc. 251,060
2,527 Constellation Brands, Inc., Class A 351,480
17,442 Keurig Dr Pepper, Inc. 570,877
838 MGP Ingredients, Inc. 14,682
4,761 Molson Coors Beverage Co., Class B 185,488
3,864 Monster Beverage Corp.* 371,408
2,073 National Beverage Corp.* 64,678
12,250 PepsiCo, Inc. 1,658,650
1,362 Vita Coco Co., Inc. (The)* 90,083
6,369,925
Biotechnology (2.0%):
13,650 AbbVie, Inc. 3,434,886
4,350 ACADIA Pharmaceuticals, Inc.* 110,055
5,117 ADMA Biologics, Inc.* 42,829
3,000 Alector, Inc.* 6,030
3,628 Alkermes plc* 190,089
4,027 Allogene Therapeutics, Inc.* 8,376
603 Alnylam Pharmaceuticals, Inc.* 181,521
4,823 Altimmune, Inc.* 14,662
6,556 Amgen, Inc. 2,374,059
955 Anika Therapeutics, Inc.* 13,972
2,832 Arcus Biosciences, Inc.* 87,311
1,693 Beam Therapeutics, Inc.* 58,104
2,049 Biogen, Inc.* 442,707

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
2,999 BioMarin Pharmaceutical, Inc.* $ 171,603
200 Bridgebio Pharma, Inc.* 14,896
2,711 Catalyst Pharmaceuticals, Inc.* 85,207
2,134 CRISPR Therapeutics AG* 116,388
3,046 Denali Therapeutics, Inc.* 78,343
1,656 Emergent BioSolutions, Inc.* 13,877
585 Enanta Pharmaceuticals, Inc.* 8,529
8,100 Exelixis, Inc.* 440,721
5,379 Fate Therapeutics, Inc.* 14,523
12,624 Gilead Sciences, Inc. 1,594,916
430 GRAIL, Inc.* 29,356
2,383 Halozyme Therapeutics, Inc.* 186,517
449 Ideaya Biosciences, Inc.* 16,734
5,068 Incyte Corp.* 574,509
1,060 Insmed, Inc.* 113,017
3,835 Intellia Therapeutics, Inc.* 64,888
1,025 Kiniksa Pharmaceuticals International
plc, Class A* 65,549
200 Kodiak Sciences, Inc.* 7,792
505 Krystal Biotech, Inc.* 187,693
1,156 Kura Oncology, Inc.* 12,681
1,449 MacroGenics, Inc.* 6,694
1,335 MannKind Corp.* 5,687
2,956 MiMedx Group, Inc.* 11,381
3,379 Moderna, Inc.* 236,631
2,752 Myriad Genetics, Inc.* 15,714
834 Natera, Inc.* 226,389
2,508 Neurocrine Biosciences, Inc.* 422,686
24,422 PDL BioPharma, Inc.* 9,407
491 Protagonist Therapeutics, Inc.* 60,187
1,321 Prothena Corp plc* 12,933
903 Regeneron Pharmaceuticals, Inc. 563,057
1,759 REGENXBIO, Inc.* 21,073
3,704 Relay Therapeutics, Inc.* 69,302
2,810 Replimune Group, Inc.* 31,107
1,347 Revolution Medicines, Inc.* 252,266
1,042 Rocket Pharmaceuticals, Inc.* 3,564
18,777 Roivant Sciences, Ltd.* 664,518
2,441 Sarepta Therapeutics, Inc.* 43,865
1,408 TG Therapeutics, Inc.* 77,356
1,065 United Therapeutics Corp.* 577,049
1,179 Vanda Pharmaceuticals, Inc.* 7,215
2,439 Veracyte, Inc.* 143,242
638 Vericel Corp.* 28,385
1,508 Vertex Pharmaceuticals, Inc.* 749,069
4,355 Vir Biotechnology, Inc.* 44,377
2,359 Viridian Therapeutics, Inc.* 43,335
2,800 Voyager Therapeutics, Inc.* 9,800
2,293 Xencor, Inc.* 36,917
2,020 Zentalis Pharmaceuticals, Inc.* 9,797
15,145,343
Broadline Retail (3.1%):
90,353 Amazon.com, Inc.* 21,534,734
10,705 Coupang, Inc., Class A* 185,946
360 Dillard's, Inc., Class A 190,231
Shares Value
Common Stocks, continued
Broadline Retail, continued
5,446 eBay, Inc. $ 608,590
1,076 Etsy, Inc.* 81,055
2,548 Kohl's Corp. 45,151
8,857 Macy's, Inc. 208,582
629 Ollie's Bargain Outlet Holdings, Inc.* 48,358
22,902,647
Building Products (0.9%):
3,282 A O Smith Corp. 205,847
1,208 AAON, Inc. 153,247
1,834 Advanced Drainage Systems, Inc. 287,865
1,489 Allegion plc, ADR* 209,190
1,011 Allegion US plc 142,035
351 Apogee Enterprises, Inc. 16,055
1,196 Armstrong World Industries, Inc. 191,862
668 AZZ, Inc. 103,573
2,084 Builders FirstSource, Inc.* 186,476
1,142 Carlisle Cos., Inc. 414,260
10,703 Carrier Global Corp. 785,065
294 CSW Industrials, Inc. 81,820
1,588 Fortune Brands Innovations, Inc. 87,181
930 Gibraltar Industries, Inc.* 41,943
1,030 Griffon Corp. 100,456
7,176 Hayward Holdings, Inc.* 124,217
1,209 Insteel Industries, Inc. 36,512
2,896 Janus International Group, Inc.* 16,073
3,895 JELD-WEN Holding, Inc.* 5,843
3,722 Johnson Controls International plc 543,821
591 Lennox International, Inc. 338,613
4,291 Masco Corp. 349,159
7,728 Masterbrand, Inc.* 79,521
1,063 Modine Manufacturing Co.* 283,842
2,059 Owens Corning 327,299
1,160 Quanex Building Products Corp. 21,599
4,778 Resideo Technologies, Inc.* 148,596
1,014 Simpson Manufacturing Co., Inc. 212,281
1,514 Tecnoglass, Inc. 70,870
1,999 Trane Technologies plc 981,829
1,382 Trex Co., Inc.* 69,155
1,605 UFP Industries, Inc. 145,638
4,137 Zurn Elkay Water Solutions Corp. 209,043
6,970,786
Capital Markets (2.8%):
902 Acadian Asset Management, Inc. 64,511
731 Affiliated Managers Group, Inc. 247,370
1,822 Ameriprise Financial, Inc. 835,861
1,088 Ares Management Corp., Class A 121,105
2,215 Artisan Partners Asset Management,
Inc., Class A 76,484
7,793 Bank of New York Mellon Corp. (The) 1,126,946
11,120 BGC Group, Inc., Class A 118,873
932 Blackrock, Inc. 896,174
3,071 Blackstone, Inc. 361,365
8,426 Carlyle Group, Inc. (The) 354,819
969 Cboe Global Markets, Inc. 235,147

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
13,020 Charles Schwab Corp. (The) $ 1,201,355
2,169 CME Group, Inc., Class A 478,980
1,126 Cohen & Steers, Inc. 85,734
1,318 Coinbase Global, Inc., Class A* 192,678
4,739 DigitalBridge Group, Inc. 74,781
1,257 Donnelley Financial Solutions, Inc.* 52,731
863 FactSet Research Systems, Inc. 198,559
2,635 Federated Hermes, Inc., Class B 145,505
10,808 Franklin Resources, Inc. 359,582
2,665 Goldman Sachs Group, Inc. (The) 2,695,301
847 Hamilton Lane, Inc., Class A 66,769
211 Hennessy Advisors, Inc. 2,142
1,101 Houlihan Lokey, Inc., Class A 147,677
1,687 Interactive Brokers Group, Inc., Class
A 146,836
4,921 Intercontinental Exchange, Inc. 605,824
10,531 Invesco, Ltd. 277,913
4,759 Jefferies Financial Group, Inc. 237,855
3,375 KKR & Co., Inc. 309,758
852 Lazard, Inc., Class A 35,733
1,711 LPL Financial Holdings, Inc. 481,954
591 MarketAxess Holdings, Inc. 67,073
1,724 Moelis & Co., Class A 112,784
1,617 Moody's Corp. 732,372
8,825 Morgan Stanley 1,844,778
900 Morningstar, Inc. 140,418
707 MSCI, Inc., Class A 395,948
7,837 Nasdaq, Inc. 617,712
2,851 Northern Trust Corp. 495,618
1,608 Open Lending Corp.* 5,001
365 Oppenheimer Holdings, Inc., Class A 38,522
1,736 Piper Sandler Cos. 125,582
394 PJT Partners, Inc., Class A 59,470
3,016 Raymond James Financial, Inc. 458,522
4,131 Robinhood Markets, Inc., Class A* 414,257
2,023 S&P Global, Inc. 823,887
2,893 SEI Investments Co. 253,745
660 Silvercrest Asset Management
Group, Inc., Class A 6,673
3,684 State Street Corp. 624,806
3,831 Stifel Financial Corp. 267,289
1,835 StoneX Group, Inc.* 217,448
4,711 T. Rowe Price Group, Inc. 535,594
609 TPG, Inc., Class A 24,695
1,632 Tradeweb Markets, Inc., Class A 162,645
1,975 Victory Capital Holdings, Inc., Class A 166,019
3,647 Virtu Financial, Inc., Class A 217,252
384 Virtus Investment Partners, Inc. 55,104
425 Westwood Holdings Group, Inc. 8,143
5,349 WisdomTree, Inc. 90,612
21,198,291
Chemicals (1.5%):
1,366 AdvanSix, Inc. 27,156
2,524 Air Products and Chemicals, Inc. 739,986
1,858 Albemarle Corp. 250,886
Shares Value
Common Stocks, continued
Chemicals, continued
1,157 American Vanguard Corp.* $ 3,240
759 Ascent Industries Co.* 11,408
1,307 Ashland, Inc. 86,118
2,280 Aspen Aerogels, Inc.* 14,455
2,052 Avient Corp. 75,842
7,013 Axalta Coating Systems, Ltd.* 239,985
866 Balchem Corp. 146,311
1,813 Cabot Corp. 164,657
1,578 Celanese Corp., Class A 72,588
5,474 CF Industries Holdings, Inc. 592,615
1,736 Chemours Co. (The) 35,623
9,012 Corteva, Inc. 763,226
9,723 Dow, Inc. 266,021
2,123 DuPont de Nemours, Inc. 287,964
2,670 Eastman Chemical Co. 178,837
2,165 Ecolab, Inc. 603,191
4,830 Ecovyst, Inc.* 60,133
4,811 Element Solutions, Inc. 229,725
2,252 FMC Corp. 25,898
629 Hawkins, Inc. 89,381
1,167 HB Fuller Co. 68,024
4,875 Huntsman Corp. 51,772
1,105 Ingevity Corp.* 82,510
976 Innospec, Inc. 79,437
4,579 International Flavors & Fragrances,
Inc. 362,748
1,037 Intrepid Potash, Inc.* 33,993
783 Koppers Holdings, Inc. 35,157
2,011 Kronos Worldwide, Inc. 12,730
3,754 Linde plc 1,948,101
2,398 LSB Industries, Inc.* 25,922
6,086 LyondellBasell Industries NV, Class A 320,428
2,017 Mativ Holdings, Inc. 15,269
1,189 Minerals Technologies, Inc. 87,950
8,816 Mosaic Co. (The) 186,811
329 NewMarket Corp. 260,318
2,958 Olin Corp. 58,627
3,909 Perimeter Solutions, Inc.* 139,356
3,266 PPG Industries, Inc. 396,133
405 Quaker Chemical Corp. 64,342
3,631 Rayonier Advanced Materials, Inc.* 28,540
3,403 RPM International, Inc. 378,243
1,138 Scotts Miracle-Gro Co. (The) 77,509
1,166 Sensient Technologies Corp. 143,756
2,433 Sherwin-Williams Co. (The) 837,731
1,581 Solstice Advanced Materials, Inc. 140,077
744 Stepan Co. 41,456
5,093 Tronox Holdings plc 32,086
1,374 Westlake Corp. 100,302
10,974,574
Commercial Services & Supplies (0.7%):
1,835 ABM Industries, Inc. 81,180
2,927 ACCO Brands Corp. 12,176
1,392 ACV Auctions, Inc., Class A* 10,009
1,452 Brady Corp., Class A 132,960

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,454 BrightView Holdings, Inc.* $ 48,943
1,061 Brink's Co. (The) 100,254
761 Casella Waste Systems, Inc., Class
A* 73,794
718 Cimpress plc* 73,021
3,447 Cintas Corp. 586,266
433 Civeo Corp.* 15,155
1,436 Clean Harbors, Inc.* 429,005
7,760 Copart, Inc.* 218,754
1,498 Deluxe Corp. 35,772
1,613 Ennis, Inc. 34,276
834 Enviri Corp.* 18,306
2,148 Healthcare Services Group, Inc.* 52,755
1,365 HNI Corp. 55,160
2,041 Interface, Inc., Class A 73,150
1,201 Liquidity Services, Inc.* 46,983
2,593 MillerKnoll, Inc. 53,053
1,050 MSA Safety, Inc. 183,309
1,552 NL Industries, Inc. 9,234
400 Onterris, Inc.* 8,084
2,418 OPENLANE, Inc.* 99,718
4,712 Pitney Bowes, Inc. 82,554
2,606 Quad/Graphics, Inc. 21,969
3,273 Republic Services, Inc., Class A 697,411
6,164 Rollins, Inc. 257,285
4,988 Tetra Tech, Inc. 144,103
421 UniFirst Corp. 111,338
3,794 Veralto Corp. 336,452
4,135 Vestis Corp.* 60,040
3,929 Waste Management, Inc. 875,696
5,038,165
Communications Equipment (1.0%):
752 Applied Optoelectronics, Inc.* 111,416
5,080 Arista Networks, Inc.* 862,990
1,420 Calix, Inc.* 52,995
2,745 Ciena Corp.* 1,346,587
21,161 Cisco Systems, Inc. 2,485,571
756 Comtech Telecommunications Corp.* 1,588
1,262 Digi International, Inc.* 94,587
1,266 F5, Inc.* 526,605
2,194 Harmonic, Inc.* 35,828
909 KVH Industries, Inc.* 9,008
1,037 Lumentum Holdings, Inc.* 889,808
1,931 Motorola Solutions, Inc. 801,925
1,010 NETGEAR, Inc.* 23,584
2,564 NetScout Systems, Inc.* 111,662
3,679 Ribbon Communications, Inc.* 8,609
2,004 Viasat, Inc.* 179,979
2,934 Viavi Solutions, Inc.* 140,099
7,682,841
Construction & Engineering (0.9%):
3,519 AECOM 245,626
10,917 API Group Corp.* 462,335
1,390 Arcosa, Inc. 201,953
Shares Value
Common Stocks, continued
Construction & Engineering, continued
277 Argan, Inc. $ 221,198
486 Comfort Systems USA, Inc. 963,228
1,733 Concrete Pumping Holdings, Inc.* 20,883
970 Construction Partners, Inc., Class A* 115,207
858 Dycom Industries, Inc.* 433,796
606 EMCOR Group, Inc. 502,907
1,345 Everus Construction Group, Inc.* 223,203
3,709 Fluor Corp.* 194,314
1,277 Granite Construction, Inc. 201,868
412 IES Holdings, Inc.* 302,680
300 Limbach Holdings, Inc.* 23,100
847 MasTec, Inc.* 352,403
1,750 Matrix Service Co.* 23,975
292 MYR Group, Inc.* 146,117
2,101 Orion Group Holdings, Inc.* 35,339
1,692 Primoris Services Corp. 167,711
700 Quanta Services, Inc. 504,028
742 Sterling Infrastructure, Inc.* 622,805
1,482 Tutor Perini Corp. 122,962
485 Valmont Industries, Inc. 280,136
6,523 WillScot Holdings Corp. 188,254
6,556,028
Construction Materials (0.2%):
3,861 CRH plc 413,127
1,149 Eagle Materials, Inc. 258,525
1,680 Knife River Corp.* 140,532
714 Martin Marietta Materials, Inc. 411,764
655 United States Lime & Minerals, Inc. 68,559
1,810 Vulcan Materials Co. 533,968
1,826,475
Consumer Finance (0.8%):
7,388 Ally Financial, Inc. 339,479
5,103 American Express Co. 1,726,090
283 Atlanticus Holdings Corp.* 28,937
1,206 Bread Financial Holdings, Inc. 130,670
4,727 Capital One Financial Corp. 948,331
1,912 Consumer Portfolio Services, Inc.* 18,346
322 Credit Acceptance Corp.* 205,030
245 Dave, Inc.* 91,284
672 Enova International, Inc.* 161,771
2,158 EZCORP, Inc., Class A* 74,602
1,445 FirstCash Holdings, Inc. 312,582
1,425 Green Dot Corp., Class A* 19,252
3,133 Happen, Inc.* 64,978
194 LendingTree, Inc.* 8,592
5,097 Navient Corp. 43,375
889 Nelnet, Inc., Class A 118,530
4,076 OneMain Holdings, Inc., Class A 248,514
1,683 PRA Group, Inc.* 31,960
1,271 PROG Holdings, Inc. 59,241
568 Regional Management Corp. 23,402
5,562 SLM Corp. 144,278
16,883 SoFi Technologies, Inc.* 302,712
6,052 Synchrony Financial 460,255

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Finance, continued
835 Upstart Holdings, Inc.* $ 29,584
237 World Acceptance Corp.* 53,048
5,644,843
Consumer Staples Distribution & Retail (1.8%):
16,074 Albertsons Cos., Inc., Class A 217,481
1,137 Andersons, Inc. (The) 77,771
4,192 BJ's Wholesale Club Holdings, Inc.* 365,626
357 Casey's General Stores, Inc. 283,740
1,143 Chefs' Warehouse, Inc. (The)* 109,842
3,277 Costco Wholesale Corp. 3,065,535
3,569 Dollar General Corp. 410,828
4,041 Dollar Tree, Inc.* 488,759
3,290 Grocery Outlet Holding Corp.* 32,834
613 Ingles Markets, Inc., Class A 54,300
19,629 Kroger Co. (The) 1,089,998
5,908 Maplebear, Inc.* 279,744
1,320 Natural Grocers by Vitamin Cottage,
Inc. 40,946
3,951 Performance Food Group Co.* 441,682
790 PriceSmart, Inc. 154,319
2,972 Sprouts Farmers Market, Inc.* 251,372
7,058 Sysco Corp. 589,908
8,897 Target Corp. 1,162,037
2,137 United Natural Foods, Inc.* 97,597
7,158 US Foods Holding Corp.* 731,905
738 Village Super Market, Inc., Class A 31,129
33,443 Walmart, Inc. 3,787,754
857 Weis Markets, Inc. 67,112
13,832,219
Containers & Packaging (0.5%):
9,817 Amcor plc, ADR 425,567
1,453 AptarGroup, Inc. 181,916
14,926 Ardagh Metal Packaging SA 70,749
2,277 Avery Dennison Corp. 369,671
6,941 Ball Corp. 433,118
4,073 Crown Holdings, Inc. 455,443
12,138 Graphic Packaging Holding Co. 128,299
930 Greif, Inc., Class A 69,276
710 Greif, Inc., Class B 66,413
6,807 International Paper Co. 259,347
1,253 Myers Industries, Inc. 44,243
5,191 O-I Glass, Inc.* 49,989
2,974 Packaging Corp. of America 708,645
1,374 Silgan Holdings, Inc. 63,740
10,188 Smurfit WestRock plc 471,297
2,731 Sonoco Products Co. 153,892
1,718 TriMas Corp. 77,361
4,028,966
Distributors (0.1%):
3,269 Genuine Parts Co. 385,677
981 Gold.com, Inc. 40,819
4,647 LKQ Corp. 122,356
795 Pool Corp. 170,845
Shares Value
Common Stocks, continued
Distributors, continued
811 Weyco Group, Inc. $ 31,897
751,594
Diversified Consumer Services (0.3%):
24,109 ADT, Inc. 156,709
541 American Public Education, Inc.* 29,052
1,088 Bright Horizons Family Solutions,
Inc.* 77,117
418 Carriage Services, Inc., Class A 16,026
5,672 Chegg, Inc.* 5,729
1,590 Coursera, Inc.* 8,968
1,050 Covista, Inc.* 130,893
5,284 Driven Brands Holdings, Inc.* 73,659
510 Duolingo, Inc., Class A* 58,660
2,016 Frontdoor, Inc.* 156,421
112 Graham Holdings Co., Class B 127,839
783 Grand Canyon Education, Inc.* 112,055
1,825 H&R Block, Inc. 69,496
4,916 Laureate Education, Inc., Class A* 178,549
919 Matthews International Corp., Class A 24,740
2,352 OneSpaWorld Holdings, Ltd. 66,420
2,522 Perdoceo Education Corp. 80,704
3,911 Service Corp. International 297,080
1,012 Strategic Education, Inc. 77,539
938 Stride, Inc.* 80,893
1,696 Universal Technical Institute, Inc.* 72,538
1,901,087
Diversified Telecommunication Services (0.7%):
398 Anterix, Inc.* 40,970
1,035 AST SpaceMobile, Inc., Class A*^ 91,970
91,871 AT&T, Inc. 1,901,730
461 ATN International, Inc. 12,212
1,080 IDT Corp., Class B 62,813
2,992 Iridium Communications, Inc. 164,111
66 Liberty Capital Corp., Class A* 1,445
1,147 Liberty Capital Corp., Class C* 24,729
3,593 Liberty Global, Ltd., Class A* 40,852
7,480 Liberty Global, Ltd., Class C* 82,280
1,489 Liberty Latin America, Ltd., Class A* 11,674
4,461 Liberty Latin America, Ltd., Class C* 34,751
4,963 Lumen Technologies, Inc.* 38,116
1,333 Shenandoah Telecommunications
Co. 20,102
71,393 Verizon Communications, Inc. 3,022,780
5,550,535
Electric Utilities (1.3%):
5,179 Alliant Energy Corp. 395,106
5,342 American Electric Power Co., Inc. 730,839
2,679 Constellation Energy Corp. 665,383
6,060 Duke Energy Corp. 767,075
3,534 Edison International 263,106
4,529 Entergy Corp. 520,201
4,768 Evergy, Inc. 412,098
4,109 Eversource Energy 296,957

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
10,064 Exelon Corp. $ 469,184
6,017 FirstEnergy Corp. 286,048
1,272 Genie Energy, Ltd., Class B 18,380
1,318 Hawaiian Electric Industries, Inc.* 17,833
1,110 IDACORP, Inc. 167,943
1,002 MGE Energy, Inc. 81,703
15,262 NextEra Energy, Inc. 1,339,546
2,904 NRG Energy, Inc. 424,158
4,390 OGE Energy Corp. 213,617
974 Otter Tail Corp. 87,641
17,484 PG&E Corp. 294,081
2,502 Pinnacle West Capital Corp. 267,714
1,932 Portland General Electric Co. 100,136
7,714 PPL Corp. 280,404
8,776 Southern Co. (The) 839,951
6,267 Xcel Energy, Inc. 503,240
9,442,344
Electrical Equipment (1.3%):
747 Acuity, Inc. 281,365
424 Allient, Inc. 43,642
3,092 AMETEK, Inc. 748,079
1,088 Atkore, Inc. 82,732
3,238 Bloom Energy Corp., Class A* 980,143
2,021 Eaton Corp. plc 861,189
4,723 Emerson Electric Co. 676,097
1,023 EnerSys 239,198
326 FuelCell Energy, Inc.* 11,739
1,078 GE Vernova, Inc. 1,266,499
1,272 Generac Holdings, Inc.* 372,454
809 Hubbell, Inc., Class B 423,269
1,831 LSI Industries, Inc. 48,668
3,753 Nextpower, Inc., Class A* 447,132
1,659 nVent Electric plc 281,383
14,602 Plug Power, Inc.* 39,571
1,029 Powell Industries, Inc. 294,664
175 Preformed Line Products Co. 71,848
1,493 Regal Rexnord Corp. 355,618
1,242 Rockwell Automation, Inc. 614,889
2,405 Sensata Technologies Holding plc 114,815
3,376 Shoals Technologies Group, Inc.,
Class A* 33,422
3,407 Sunrun, Inc.* 45,586
3,285 Vertiv Holdings Co., Class A 1,099,884
604 Vicor Corp.* 229,387
9,663,273
Electronic Equipment, Instruments &
Components (1.8%):
825 Advanced Energy Industries, Inc. 307,618
10,454 Amphenol Corp., Class A 1,843,249
1,518 Arrow Electronics, Inc.* 323,956
2,219 Avnet, Inc. 197,092
592 Badger Meter, Inc. 87,841
365 Bel Fuse, Inc., Class B 121,560
734 Belden, Inc. 88,014
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments &
Components, continued
1,054 Benchmark Electronics, Inc. $ 103,998
2,087 CDW Corp. 293,516
800 Climb Global Solutions, Inc. 18,568
1,563 Cognex Corp. 113,192
2,596 Coherent Corp.* 1,024,044
4,629 Corning, Inc. 1,182,385
1,712 Crane NXT Co. 87,586
1,231 CTS Corp. 80,249
2,838 Daktronics, Inc.* 55,511
1,053 ePlus, Inc. 87,641
642 Fabrinet* 360,855
3,389 Flex, Ltd.* 549,255
640 Frequency Electronics, Inc.* 42,464
430 Insight Enterprises, Inc.* 52,374
1,251 IPG Photonics Corp.* 146,767
906 Itron, Inc.* 78,396
1,472 Jabil, Inc. 567,427
1,714 Keysight Technologies, Inc.* 600,020
1,603 Kimball Electronics, Inc.* 41,037
2,314 Knowles Corp.* 95,985
415 Littelfuse, Inc. 188,962
1,471 Methode Electronics, Inc. 27,905
6,599 Mirion Technologies, Inc., Class A* 118,320
1,008 Napco Security Technologies, Inc. 38,284
373 Novanta, Inc.* 60,516
426 OSI Systems, Inc.* 93,166
1,121 PC Connection, Inc. 81,822
636 Plexus Corp.* 191,226
2,063 Ralliant Corp. 151,899
581 Rogers Corp.* 95,127
1,638 Sanmina Corp.* 414,545
738 ScanSource, Inc.* 38,442
1,892 TD SYNNEX Corp. 505,807
4,280 TE Connectivity plc 862,891
605 Teledyne Technologies, Inc.* 403,475
4,918 Trimble, Inc.* 251,703
4,437 TTM Technologies, Inc.* 829,808
3,058 Vishay Intertechnology, Inc. 164,459
5,158 Vontier Corp. 149,582
1,123 Zebra Technologies Corp.* 295,641
13,514,180
Energy Equipment & Services (0.6%):
5,227 Archrock, Inc. 212,791
3,346 Atlas Energy Solutions, Inc., Class A 55,577
13,329 Baker Hughes Co., Class A 739,760
519 Bristow Group, Inc. 21,445
1,828 Cactus, Inc., Class A 93,648
1,337 Core Laboratories, Inc. 15,576
562 DMC Global, Inc.* 3,265
1,095 Expro Group Holdings NV* 16,173
1,078 Expro Group Holdings NV, ADR* 15,922
306 Forum Energy Technologies, Inc.* 15,370
760 Geospace Technologies Corp.* 5,145
13,253 Halliburton Co. 449,939

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
5,456 Helix Energy Solutions Group, Inc.* $ 47,686
2,507 Helmerich & Payne, Inc. 82,079
1,028 Innovex International, Inc.* 25,494
3,291 Kodiak Gas Services, Inc. 247,253
6,339 Liberty Energy, Inc., Class A 166,018
1,436 Mammoth Energy Services, Inc.* 4,667
935 Natural Gas Services Group, Inc. 40,336
2,249 Noble Corp PLC 83,888
6,806 NOV, Inc. 126,251
2,644 Oceaneering International, Inc.* 107,135
3,066 Oil States International, Inc.* 24,559
3,281 ProPetro Holding Corp.* 47,050
3,679 RPC, Inc. 21,449
493 SEACOR Marine Holdings, Inc.* 3,772
1,954 Seadrill, Ltd.* 73,900
3,974 Select Water Solutions, Inc., Class A 79,401
12,700 SLB, Ltd. 590,423
762 Solaris Oilfield Infrastructure, Inc.,
Class A 61,311
8,914 TechnipFMC plc 590,998
4,086 TETRA Technologies, Inc.* 46,294
1,878 Tidewater, Inc.* 125,131
21,064 Transocean, Ltd.* 103,003
1,518 Valaris, Ltd.* 110,207
2,446 Weatherford International plc 199,349
4,652,265
Entertainment (1.0%):
247 Atlanta Braves Holdings, Inc.* 13,908
1,311 Atlanta Braves Holdings, Inc., Class
C* 68,041
3,007 Cinemark Holdings, Inc. 95,412
2,003 IMAX Corp.* 79,840
1,139 Liberty Live Holdings, Inc., Class A* 115,335
2,653 Liberty Live Holdings, Inc., Class C* 280,263
619 Liberty Media Corp.-Liberty Formula
One, Class A* 54,187
2,832 Liberty Media Corp.-Liberty Formula
One, Class C* 269,436
6,794 Lionsgate Studios Corp.* 104,016
2,512 Live Nation Entertainment, Inc.* 459,972
894 Madison Square Garden
Entertainment Corp., Class A* 72,316
1,459 Marcus Corp. (The) 34,228
33,979 Netflix, Inc.* 2,426,101
2,020 ROBLOX Corp., Class A* 109,848
2,369 Roku, Inc., Class A* 327,254
894 Sphere Entertainment Co.* 154,689
689 Spotify Technology SA* 316,340
452 Starz Entertainment Corp.* 13,045
987 Take-Two Interactive Software, Inc.* 246,730
547 TKO Group Holdings, Inc., Class A 110,116
13,767 Walt Disney Co. (The) 1,325,074
38,783 Warner Bros Discovery, Inc.* 1,033,955
Shares Value
Common Stocks, continued
Entertainment, continued
3,625 Warner Music Group Corp., Class A $ 98,129
7,808,235
Financial Services (3.0%):
3,675 Affirm Holdings, Inc., Class A* 299,696
3,381 Apollo Global Management, Inc. 400,006
12,964 Berkshire Hathaway, Inc., Class B* 6,487,056
6,310 Block, Inc., Class A* 479,560
687 Cass Information Systems, Inc. 35,257
11,760 Corebridge Financial, Inc. 336,689
1,715 Corpay, Inc.* 571,558
2,817 Enact Holdings, Inc. 128,765
5,674 Equitable Holdings, Inc. 248,975
2,667 Essent Group, Ltd. 171,435
1,694 Euronet Worldwide, Inc.* 123,984
1,053 EVERTEC, Inc. 29,252
403 Federal Agricultural Mortgage Corp.,
Class C 80,306
7,974 Fidelity National Information
Services, Inc. 310,029
5,587 Fiserv, Inc.* 274,042
2,700 Flywire Corp.* 47,439
4,256 Global Payments, Inc. 308,815
1,781 Jack Henry & Associates, Inc. 245,315
2,670 Jackson Financial, Inc., Class A 273,381
11,557 Marqeta, Inc., Class A* 46,921
7,615 Mastercard, Inc., Class A 3,911,064
1,324 Merchants Bancorp 66,200
7,149 MGIC Investment Corp. 201,602
1,800 NCR Atleos Corp.* 78,138
2,807 NMI Holdings, Inc., Class A* 115,340
465 Onity Group, Inc.* 18,484
1,242 Paymentus Holdings, Inc., Class A* 30,007
8,549 Payoneer Global, Inc.* 60,869
14,238 PayPal Holdings, Inc. 614,797
1,468 Paysafe, Ltd.* 10,966
1,676 PennyMac Financial Services, Inc. 145,980
4,334 Radian Group, Inc. 163,262
2,127 Remitly Global, Inc.* 47,666
3,168 Repay Holdings Corp., Class A* 13,306
14,005 Rocket Cos., Inc., Class A* 220,579
3,907 Toast, Inc., Class A* 108,693
1,200 Velocity Financial, Inc.* 22,152
14,353 Visa, Inc., Class A 4,924,371
2,716 Voya Financial, Inc. 245,879
859 Walker & Dunlop, Inc. 46,987
728 Waterstone Financial, Inc. 15,091
13,449 Western Union Co. (The)^ 103,557
1,064 WEX, Inc.* 150,120
22,213,591
Food Products (0.7%):
6,678 Archer-Daniels-Midland Co. 510,199
2,035 B&G Foods, Inc. 8,099
3,050 Bunge Global SA 325,527
1,746 Cal-Maine Foods, Inc. 140,658

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
5,132 Campbell's Company (The)^ $ 114,290
7,244 Conagra Brands, Inc. 97,504
2,669 Darling Ingredients, Inc.* 145,781
2,403 Del Monte Corp. 67,068
3,515 Dole PLC 48,226
4,611 Flowers Foods, Inc. 36,427
585 Freshpet, Inc.* 34,585
12,544 General Mills, Inc. 436,531
2,250 Hain Celestial Group, Inc. (The)* 1,260
2,139 Hershey Co. (The) 375,288
11,394 Hormel Foods Corp. 282,799
1,390 Ingredion, Inc. 131,647
518 J & J Snack Foods Corp. 38,047
3,057 JM Smucker Co. (The) 343,913
300 John B Sanfilippo & Son, Inc. 25,797
14,999 Kraft Heinz Co. (The) 354,276
4,168 Lamb Weston Holdings, Inc. 179,974
618 Marzetti Company (The) 70,551
4,436 McCormick & Co., Inc. 223,663
778 McCormick & Co., Inc. (Maryland) 39,289
3,409 Mission Produce, Inc.* 40,192
10,955 Mondelez International, Inc., Class A 633,637
4,202 Pilgrim's Pride Corp. 118,118
1,414 Post Holdings, Inc.* 124,800
29 Seaboard Corp. 129,466
266 Seneca Foods Corp., Class A* 46,268
3,683 Simply Good Foods Co. (The)* 48,910
1,171 Tootsie Roll Industries, Inc. 46,313
4,785 Tyson Foods, Inc., Class A 273,941
1,200 Utz Brands, Inc. 9,240
1,400 Vital Farms, Inc.* 16,282
5,518,566
Gas Utilities (0.2%):
1,639 Atmos Energy Corp. 282,351
685 Chesapeake Utilities Corp. 83,899
6,133 MDU Resources Group, Inc. 130,081
1,560 National Fuel Gas Co. 120,448
3,238 New Jersey Resources Corp. 181,457
1,466 Northwest Natural Holding Co. 71,922
1,398 ONE Gas, Inc. 107,744
232 RGC Resources, Inc. 5,545
1,409 Southwest Gas Holdings, Inc. 124,950
1,360 Spire, Inc. 106,202
4,141 UGI Corp. 143,030
1,357,629
Ground Transportation (1.1%):
627 ArcBest Corp. 90,000
838 Covenant Logistics Group, Inc.,
Class A 37,023
19,921 CSX Corp. 946,845
1,925 Heartland Express, Inc. 29,298
14,347 Hertz Global Holdings, Inc.*^ 32,496
2,599 JB Hunt Transport Services, Inc. 752,229
Shares Value
Common Stocks, continued
Ground Transportation, continued
4,007 Knight-Swift Transportation Holdings,
Inc., Class A $ 312,025
357 Landstar System, Inc. 73,831
2,625 Lyft, Inc., Class A* 38,351
3,042 Marten Transport, Ltd. 52,779
2,937 Norfolk Southern Corp. 923,951
2,123 Old Dominion Freight Line, Inc. 459,842
1,600 PAMT Corp.* 22,416
4,704 RXO, Inc.* 129,783
1,466 Ryder System, Inc. 386,687
378 Saia, Inc.* 159,198
2,310 Schneider National, Inc., Class B 84,384
11,865 Uber Technologies, Inc.* 856,178
670 U-Haul Holding Co., Class A*^ 43,845
4,693 U-Haul Holding Co., Class B 270,786
5,879 Union Pacific Corp. 1,599,088
1,564 Universal Logistics Holdings, Inc. 23,147
2,380 Werner Enterprises, Inc. 103,792
2,395 XPO, Inc.* 491,670
7,919,644
Health Care Equipment & Supplies (1.3%):
14,000 Abbott Laboratories 1,270,360
262 Accuray, Inc.* 68
1,146 Align Technology, Inc.* 193,284
912 AngioDynamics, Inc.* 11,865
1,619 Artivion, Inc.* 36,379
1,507 AtriCure, Inc.* 42,166
7,103 Baxter International, Inc. 151,436
3,687 Becton Dickinson & Co. 557,954
10,001 Boston Scientific Corp.* 426,843
1,408 CONMED Corp. 46,084
4,120 Cooper Cos., Inc. (The)* 295,445
4,674 DENTSPLY SIRONA, Inc. 49,591
4,104 Dexcom, Inc.* 276,404
4,976 Edwards Lifesciences Corp.* 450,129
994 Embecta Corp. 3,240
1,499 Enovis Corp.* 31,029
5,573 Envista Holdings Corp.* 146,849
5,900 GE HealthCare Technologies, Inc. 377,659
2,168 Globus Medical, Inc., Class A* 171,294
1,277 Haemonetics Corp.* 95,775
612 ICU Medical, Inc.* 89,719
972 IDEXX Laboratories, Inc.* 511,700
433 Inogen, Inc.* 2,793
430 Inspire Medical Systems, Inc.* 19,182
1,321 Insulet Corp.* 201,122
979 Integer Holdings Corp.* 91,488
2,383 Integra LifeSciences Holdings Corp.* 42,799
1,668 Intuitive Surgical, Inc.* 663,330
400 iRadimed Corp. 38,224
1,570 Lantheus Holdings, Inc.* 174,176
619 LeMaitre Vascular, Inc. 59,399
983 LivaNova plc* 80,832
10,297 Medtronic plc 805,534
1,046 Merit Medical Systems, Inc.* 72,530

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
6,551 Neogen Corp.* $ 58,894
1,974 Omnicell, Inc.* 81,960
2,205 OraSure Technologies, Inc.* 9,834
825 Orthofix Medical, Inc.* 7,541
1,309 OrthoPediatrics Corp.* 25,041
616 Penumbra, Inc.*^ 194,502
1,798 QuidelOrtho Corp.* 31,492
1,711 ResMed, Inc. 333,440
1,569 STAAR Surgical Co.* 45,015
1,554 STERIS plc 327,226
2,172 Stryker Corp. 683,832
749 Teleflex, Inc. 94,943
284 TransMedics Group, Inc.* 18,863
193 UFP Technologies, Inc.* 51,170
227 Utah Medical Products, Inc. 15,658
1,100 Varex Imaging Corp.* 11,473
3,451 Zimmer Biomet Holdings, Inc. 297,097
9,774,663
Health Care Providers & Services (1.9%):
2,574 Acadia Healthcare Co., Inc.* 76,010
2,580 Accendra Health, Inc.* 8,824
5,283 AdaptHealth Corp., Class A* 55,049
643 Addus HomeCare Corp.* 64,602
730 AMN Healthcare Services, Inc.* 23,630
1,845 Astrana Health, Inc.* 85,626
1,805 Brightspring Health Services, Inc.* 125,881
7,303 Brookdale Senior Living, Inc.* 117,505
2,405 Cardinal Health, Inc. 571,332
431 Castle Biosciences, Inc.* 10,279
2,489 Cencora, Inc. 704,337
6,931 Centene Corp.* 444,901
276 Chemed Corp. 128,544
3,164 Cigna Group (The) 872,252
5,028 Community Health Systems, Inc.* 16,794
4,538 Concentra Group Holdings Parent,
Inc. 135,006
1,197 CorVel Corp.* 74,836
1,732 Cross Country Healthcare, Inc.* 22,880
10,868 CVS Health Corp. 1,124,295
1,270 DaVita, Inc.* 282,550
1,813 Elevance Health, Inc. 701,141
2,821 Encompass Health Corp. 285,147
1,538 Ensign Group, Inc. (The) 246,541
790 Fulgent Genetics, Inc.* 16,211
435 GeneDx Holdings Corp., Class A* 29,863
1,170 HCA Healthcare, Inc. 456,171
1,808 HealthEquity, Inc.* 163,299
3,659 Henry Schein, Inc.* 305,600
1,565 Humana, Inc. 621,649
1,529 InfuSystem Holdings, Inc.*^ 14,755
1,601 Labcorp Holdings, Inc. 448,280
1,629 Lifestance Health Group, Inc.* 17,447
905 McKesson Corp. 683,818
1,078 Molina Healthcare, Inc.* 246,539
575 National HealthCare Corp. 121,532
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
819 National Research Corp. $ 17,666
2,819 NeoGenomics, Inc.* 41,129
10,235 OPKO Health, Inc.* 15,352
2,855 Option Care Health, Inc.* 59,869
259 Pacs Group, Inc.* 11,044
3,424 Pediatrix Medical Group, Inc.* 86,730
792 Pennant Group, Inc. (The)* 29,264
3,140 Privia Health Group, Inc.* 80,792
2,024 Progyny, Inc.* 58,352
2,702 Quest Diagnostics, Inc. 572,689
2,093 RadNet, Inc.* 129,075
5,624 Select Medical Holdings Corp. 92,852
1,128 Solventum Corp.* 87,025
3,605 Surgery Partners, Inc.* 60,564
2,980 Tenet Healthcare Corp.* 557,498
6,088 UnitedHealth Group, Inc. 2,530,355
1,596 Universal Health Services, Inc.,
Class B 237,309
542 US Physical Therapy, Inc. 37,225
14,007,916
Health Care Technology (0.1%):
447 American Well Corp., Class A* 4,077
5,067 Certara, Inc.* 33,189
3,003 Definitive Healthcare Corp., Class A* 2,495
2,865 Doximity, Inc., Class A* 59,420
3,122 Evolent Health, Inc., Class A* 16,921
3,097 GoodRx Holdings, Inc., Class A* 8,919
1,056 Health Catalyst, Inc.* 2,101
1,357 HealthStream, Inc. 36,978
1,588 Phreesia, Inc.* 16,341
859 Schrodinger, Inc.* 13,959
394 Simulations Plus, Inc.* 7,214
5,449 Teladoc Health, Inc.* 46,208
339 TruBridge, Inc.* 8,885
1,445 Veeva Systems, Inc., Class A* 256,444
513,151
Hotels, Restaurants & Leisure (1.7%):
2,045 Airbnb, Inc., Class A* 292,639
6,558 Aramark 373,150
6 Biglari Holdings, Inc., Class A* 12,628
67 Biglari Holdings, Inc., Class B* 28,544
1,126 BJ's Restaurants, Inc.* 68,388
4,525 Bloomin' Brands, Inc. 41,358
5,754 Booking Holdings, Inc. 1,025,593
1,059 Boyd Gaming Corp. 93,541
992 Brinker International, Inc.* 166,656
3,815 Caesars Entertainment, Inc.* 115,137
19,031 Carnival Corp., Ltd. 543,716
697 Cava Group, Inc.* 54,700
1,507 Cheesecake Factory, Inc. (The) 119,867
12,672 Chipotle Mexican Grill, Inc., Class A* 430,848
867 Choice Hotels International, Inc.^ 95,604
1,209 Churchill Downs, Inc. 108,375

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
718 Cracker Barrel Old Country Store,
Inc.^ $ 38,269
1,966 Darden Restaurants, Inc. 405,016
1,810 Dave & Buster's Entertainment, Inc.* 20,634
362 Dine Brands Global, Inc.^ 12,996
575 Domino's Pizza, Inc. 170,223
1,751 DoorDash, Inc., Class A* 323,112
1,264 Dutch Bros, Inc., Class A* 90,768
1,288 El Pollo Loco Holdings, Inc.* 21,844
1,372 Expedia Group, Inc. 351,067
2,093 First Watch Restaurant Group, Inc.* 26,979
315 Flutter Entertainment plc, Class DI* 32,183
4,503 Global Business Travel Group I* 42,283
2,695 Hilton Grand Vacations, Inc.* 141,137
2,246 Hilton Worldwide Holdings, Inc. 742,213
789 Hyatt Hotels Corp., Class A 152,940
6,834 Krispy Kreme, Inc.* 24,124
7,352 Las Vegas Sands Corp. 339,589
7,099 Life Time Group Holdings, Inc.* 289,923
1,683 Marriott International, Inc., Class A 623,703
1,169 Marriott Vacations Worldwide Corp. 119,098
5,331 McDonald's Corp. 1,441,023
1,328 MGM Resorts International* 63,492
16,062 Norwegian Cruise Line Holdings,
Ltd.* 339,069
4,460 Penn Entertainment, Inc.* 95,266
1,564 Planet Fitness, Inc., Class A* 81,594
1,003 Pursuit Attractions and Hospitality,
Inc.* 56,138
2,722 Royal Caribbean Cruises, Ltd. 864,317
778 Shake Shack, Inc., Class A* 43,584
8,588 Starbucks Corp. 877,608
4,289 Sweetgreen, Inc., Class A* 37,786
1,788 Texas Roadhouse, Inc., Class A 345,495
1,660 Travel + Leisure Co. 126,874
819 United Parks & Resorts, Inc.* 39,099
504 Vail Resorts, Inc. 68,620
153 Viking Holdings, Ltd.* 16,014
7,813 Wendy's Co. (The)^ 64,770
173 Wingstop, Inc. 30,000
2,059 Wyndham Hotels & Resorts, Inc. 173,388
2,232 Wynn Resorts, Ltd. 216,705
2,756 Yum! Brands, Inc. 440,574
12,960,261
Household Durables (0.8%):
906 Beazer Homes USA, Inc.* 25,413
216 Cavco Industries, Inc.* 132,706
1,260 Century Communities, Inc. 90,292
864 Champion Homes, Inc.* 76,136
3,837 D.R. Horton, Inc. 624,971
1,479 Dream Finders Homes, Inc., Class A* 25,527
1,530 Ethan Allen Interiors, Inc. 34,180
431 Flexsteel Industries, Inc. 32,101
2,577 Garmin, Ltd. 612,141
2,761 GoPro, Inc., Class A* 2,148
Shares Value
Common Stocks, continued
Household Durables, continued
1,329 Green Brick Partners, Inc.* $ 106,373
996 Helen of Troy, Ltd.* 28,954
500 Hooker Furnishings Corp. 8,915
145 Hovnanian Enterprises, Inc., Class A* 20,649
619 Installed Building Products, Inc. 142,271
971 KB Home 60,775
2,050 La-Z-Boy, Inc., Class Z 82,246
900 Legacy Housing Corp.* 23,643
4,316 Leggett & Platt, Inc. 50,540
2,851 Lennar Corp., Class A 257,987
119 Lennar Corp., Class B 10,556
663 LGI Homes, Inc.* 42,220
1,017 Lifetime Brands, Inc. 8,675
233 M/I Homes, Inc.* 37,464
374 Meritage Homes Corp. 31,360
1,935 Mohawk Industries, Inc.* 234,774
11,047 Newell Brands, Inc. 67,829
87 NVR, Inc.* 592,766
3,574 PulteGroup, Inc. 490,389
3,423 SharkNinja, Inc.* 521,220
4,489 Somnigroup International, Inc. 351,938
2,742 Taylor Morrison Home Corp., Class
A* 196,711
2,550 Toll Brothers, Inc. 420,112
806 TopBuild Corp.* 285,751
320 Universal Electronics, Inc.* 1,526
905 Whirlpool Corp. 35,675
5,766,934
Household Products (0.8%):
2,328 Central Garden & Pet Co., Class A* 90,257
3,717 Church & Dwight Co., Inc. 360,103
1,579 Clorox Co. (The) 150,700
9,263 Colgate-Palmolive Co. 849,232
2,927 Energizer Holdings, Inc.^ 62,755
4,238 Kimberly-Clark Corp. 465,205
666 Oil-Dri Corp. of America 68,072
25,147 Procter & Gamble Co. (The) 3,687,556
3,003 Reynolds Consumer Products, Inc. 80,630
679 Spectrum Brands Holdings, Inc. 58,224
245 WD-40 Co. 59,692
5,932,426
Independent Power and Renewable Electricity
Producers (0.1%):
6,117 AES Corp. (The) 89,675
2,701 Clearway Energy, Inc., Class C 92,320
1,384 Ormat Technologies, Inc. 150,718
124 Talen Energy Corp.* 47,648
4,727 Vistra Corp. 749,844
1,130,205
Industrial Conglomerates (0.6%):
6,244 3M Co. 1,010,966
7,467 General Electric Co. 2,790,642

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
2,896 Honeywell International, Inc. $ 648,414
4,450,022
Insurance (2.9%):
6,536 Aflac, Inc. 766,346
4,245 Allstate Corp. (The) 1,010,055
1,900 American Coastal Insurance Corp. 21,090
2,591 American Financial Group, Inc. 362,585
7,542 American International Group, Inc. 562,105
745 AMERISAFE, Inc. 25,203
2,472 Aon plc, Class A 819,938
5,459 Arch Capital Group, Ltd.* 529,851
2,117 Arthur J. Gallagher & Co. 486,000
1,440 Assurant, Inc. 386,683
1,601 Assured Guaranty, Ltd. 128,336
2,131 Axis Capital Holdings, Ltd. 228,955
1,546 Baldwin Insurance Group, Inc. (The),
Class A* 41,093
2,229 Brighthouse Financial, Inc.* 141,096
4,389 Brown & Brown, Inc. 281,554
3,122 Chubb, Ltd. 1,063,790
2,244 Cincinnati Financial Corp. 415,454
2,176 Citizens, Inc., Class A*^ 12,490
2,783 CNO Financial Group, Inc. 141,877
895 Crawford & Co., Class A 10,087
2,354 Crawford & Co., Class B 24,552
1,631 Donegal Group, Inc., Class A 30,761
800 eHealth, Inc.* 1,192
1,144 Employers Holdings, Inc. 57,749
377 Erie Indemnity Co., Class A 90,386
851 Everest Group, Ltd. 304,003
2,136 F&G Annuities & Life, Inc. 56,796
7,502 Fidelity National Financial, Inc. 353,794
2,829 First American Financial Corp. 194,041
12,514 Genworth Financial, Inc., Class A* 118,508
2,197 Globe Life, Inc. 392,560
318 Goosehead Insurance, Inc., Class A* 15,423
2,383 Greenlight Capital Re, Ltd., Class A* 38,557
1,122 Hanover Insurance Group, Inc. (The) 240,243
6,821 Hartford Insurance Group, Inc. (The) 903,919
397 HCI Group, Inc. 69,574
387 Heritage Insurance Holdings, Inc.* 10,093
802 Hippo Holdings, Inc.* 22,664
1,553 Horace Mann Educators Corp. 80,212
153 Investors Title Co. 41,873
1,185 James River Group Holdings, Inc. 5,214
2,388 Kemper Corp. 64,380
277 Kestrel Group, Ltd.* 2,493
537 Kinsale Capital Group, Inc. 177,108
6,038 Lincoln National Corp. 213,443
4,808 Loews Corp. 544,314
209 Markel Group, Inc.* 408,179
4,650 Marsh & McLennan Cos., Inc. 775,015
1,852 Mercury General Corp. 197,460
9,809 MetLife, Inc. 829,939
5,949 Old Republic International Corp. 243,433
Shares Value
Common Stocks, continued
Insurance, continued
2,416 Oscar Health, Inc., Class A* $ 68,904
551 Palomar Holdings, Inc.* 69,641
1,285 Pelagos Insurance Capital, Ltd. 31,290
1,132 Primerica, Inc. 321,714
5,950 Principal Financial Group, Inc. 641,291
6,184 Progressive Corp. (The) 1,350,895
4,772 Prudential Financial, Inc. 515,042
1,386 Reinsurance Group of America, Inc. 294,733
1,121 RenaissanceRe Holdings, Ltd. 355,245
1,268 RLI Corp. 74,901
825 Safety Insurance Group, Inc. 61,759
1,539 Selective Insurance Group, Inc. 149,298
11,528 Selectquote, Inc.* 9,696
3,957 SiriusPoint, Ltd.* 94,968
1,533 Skyward Specialty Insurance Group,
Inc.* 89,451
876 Stewart Information Services Corp. 57,834
1,767 Tiptree, Inc. 31,665
6,501 Travelers Cos., Inc. (The) 2,146,110
1,346 Trupanion, Inc.* 33,340
728 United Fire Group, Inc. 38,176
1,869 Universal Insurance Holdings, Inc. 77,302
3,844 Unum Group 343,654
6,035 W R Berkley Corp. 425,649
86 White Mountains Insurance Group,
Ltd. 178,312
1,888 Willis Towers Watson plc 493,467
21,896,803
Interactive Media & Services (5.5%):
43,788 Alphabet, Inc., Class A 15,648,518
35,239 Alphabet, Inc., Class C 12,450,996
1,991 Bumble, Inc., Class A* 6,371
2,229 Cargurus, Inc., Class A* 75,987
1,955 Cars.com, Inc.* 21,388
2,881 DHI Group, Inc.* 10,688
4,348 Match Group, Inc. 165,441
22,452 Meta Platforms, Inc., Class A 12,646,987
6,045 Pinterest, Inc., Class A* 127,126
1,563 QuinStreet, Inc.* 22,898
212 Reddit, Inc., Class A* 36,799
764 Shutterstock, Inc. 10,658
9,269 Snap, Inc., Class A* 41,154
1,344 Travelzoo* 15,698
2,345 TripAdvisor, Inc.* 32,150
1,315 Yelp, Inc., Class A* 32,244
664 Zedge, Inc., Class B 2,058
830 Ziff Davis, Inc.* 43,467
7,176 ZoomInfo Technologies, Inc., Class
A* 21,026
41,411,654
IT Services (0.9%):
6,511 Accenture plc, Class A 810,229
3,287 Akamai Technologies, Inc.* 388,556
1,923 Amdocs, Ltd. 97,188

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
876 Cloudflare, Inc., Class A* $ 214,865
7,395 Cognizant Technology Solutions
Corp., Class A 286,408
948 CoreWeave, Inc., Class A* 94,364
1,925 DigitalOcean Holdings, Inc.* 302,283
6,069 DXC Technology Co.* 53,711
943 EPAM Systems, Inc.* 74,827
726 Everforth, Inc.* 12,974
4,318 Fastly, Inc., Class A* 79,278
772 Gartner, Inc.* 100,067
452 Globant SA* 13,081
2,021 GoDaddy, Inc., Class A* 171,542
2,548 Grid Dynamics Holdings, Inc.* 14,473
1,357 Hackett Group, Inc. (The) 14,615
8,532 International Business Machines
Corp. 2,399,284
7,305 Kyndryl Holdings, Inc.* 82,620
565 MongoDB, Inc., Class A* 189,783
3,678 Okta, Inc., Class A* 501,863
468 Snowflake, Inc., Class A* 119,106
1,983 Twilio, Inc., Class A* 409,152
2,221 Unisys Corp.* 8,129
964 VeriSign, Inc. 242,504
6,680,902
Leisure Products (0.1%):
1,614 Acushnet Holdings Corp. 191,308
895 American Outdoor Brands, Inc.* 10,507
1,271 Brunswick Corp. 107,069
4,498 Callaway Golf Co.* 84,518
2,100 Clarus Corp. 6,615
658 Escalade, Inc. 12,357
1,267 Funko, Inc., Class A* 7,450
1,564 Hasbro, Inc. 129,171
303 Johnson Outdoors, Inc., Class A 13,950
931 Malibu Boats, Inc., Class A* 25,537
604 MasterCraft Boat Holdings, Inc.* 15,595
8,550 Mattel, Inc.* 118,674
1,038 Polaris, Inc. 71,041
1,410 Smith & Wesson Brands, Inc. 21,206
593 Sturm Ruger & Co., Inc. 22,445
2,016 YETI Holdings, Inc.* 99,913
937,356
Life Sciences Tools & Services (0.8%):
237 10X Genomics, Inc., Class A* 9,087
3,716 Agilent Technologies, Inc. 493,596
9,130 Avantor, Inc.* 90,387
1,287 Azenta, Inc.* 32,844
1,634 BioLife Solutions, Inc.* 46,144
486 Bio-Rad Laboratories, Inc., Class A* 142,695
1,373 Bio-Techne Corp. 97,002
1,904 Bruker Corp. 114,583
882 Charles River Laboratories
International, Inc.* 200,029
2,030 CryoPort, Inc.* 31,871
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,103 Danaher Corp. $ 781,539
2,171 Fortrea Holdings, Inc.* 37,775
157 ICON plc* 27,273
1,684 Illumina, Inc.* 296,098
3,609 IQVIA Holdings, Inc.* 697,331
4,035 Maravai LifeSciences Holdings, Inc.,
Class A* 25,178
521 Medpace Holdings, Inc.* 275,916
125 Mesa Laboratories, Inc. 12,444
186 Mettler-Toledo International, Inc.* 237,617
1,666 OmniAb, Inc.* 4,098
442 OmniAb, Inc. - Vesting 12.5*
(a)
—
442 OmniAb, Inc. - Vesting 15*
(a)
—
10,633 Pacific Biosciences of California,
Inc.* 17,863
453 Quanterix Corp.* 1,957
852 Repligen Corp.* 116,247
2,408 Revvity, Inc. 267,914
3,826 Sotera Health Co.* 67,912
2,178 Thermo Fisher Scientific, Inc. 1,091,962
1,305 Waters Corp.* 489,427
920 West Pharmaceutical Services, Inc. 330,280
6,037,069
Machinery (2.8%):
7,267 3D Systems Corp.* 21,946
636 Aebi Schmidt Holding AG 7,982
2,213 AGCO Corp. 264,896
463 Alamo Group, Inc. 76,159
935 Albany International Corp., Class A 69,657
2,830 Allison Transmission Holdings, Inc. 319,054
1,018 Astec Industries, Inc. 62,291
1,512 Atmus Filtration Technologies, Inc. 77,097
837 Blue Bird Corp.* 66,090
4,039 Caterpillar, Inc. 4,301,131
1,818 CECO Environmental Corp.* 164,965
33,567 CNH Industrial NV 376,957
504 Columbus McKinnon Corp. 7,626
707 Commercial Vehicle Group, Inc.* 3,266
1,385 Crane Co. 308,952
1,171 Cummins, Inc. 835,169
1,572 Deere & Co. 997,167
2,768 Donaldson Co., Inc. 248,483
471 Douglas Dynamics, Inc. 25,410
1,853 Dover Corp. 415,591
475 Energy Recovery, Inc.* 4,284
1,760 Enerpac Tool Group Corp., Class A 63,114
463 Enpro, Inc. 174,519
1,465 Esab Corp. 144,493
617 ESCO Technologies, Inc. 215,975
1,605 Federal Signal Corp. 206,226
3,010 Flowserve Corp.^ 223,222
6,191 Fortive Corp. 378,208
1,073 Franklin Electric Co., Inc. 115,015
8,009 Gates Industrial Corp. plc* 224,012
889 Gencor Industries, Inc.* 13,264

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
606 Gorman-Rupp Co. (The) $ 55,594
4,017 Graco, Inc. 303,725
1,381 Greenbrier Cos., Inc. (The) 67,683
650 Helios Technologies, Inc. 58,012
4,909 Hillman Solutions Corp.* 41,432
490 Hurco Cos., Inc.* 11,219
896 Hyster-Yale, Inc. 31,414
1,133 IDEX Corp. 257,134
3,592 Illinois Tool Works, Inc. 971,528
4,211 Ingersoll Rand, Inc. 345,260
2,021 ITT, Inc. 399,673
363 Kadant, Inc. 114,065
1,862 Kennametal, Inc. 65,263
787 L.B. Foster Co., Class A* 35,549
1,324 Lincoln Electric Holdings, Inc. 351,535
221 Lindsay Corp. 27,360
1,300 Luxfer Holdings plc 23,452
2,529 Manitowoc Co., Inc. (The)* 35,128
1,453 Middleby Corp. (The)* 249,931
285 Miller Industries, Inc. 14,578
2,816 Mueller Industries, Inc. 346,171
3,961 Mueller Water Products, Inc., Class A 102,313
1,258 NN, Inc.* 4,516
864 Nordson Corp. 260,660
158 Omega Flex, Inc. 4,960
1,789 Oshkosh Corp. 274,576
3,688 Otis Worldwide Corp. 264,061
6,035 PACCAR, Inc. 724,924
654 Parker-Hannifin Corp. 639,690
1,058 Park-Ohio Holdings Corp. 40,680
3,365 Pentair plc 257,961
713 Proto Labs, Inc.* 58,117
744 RBC Bearings, Inc.* 479,181
1,172 Snap-on, Inc. 471,613
1,058 SPX Technologies, Inc.* 259,390
232 Standex International Corp. 82,979
3,210 Stanley Black & Decker, Inc. 302,125
1,047 Symbotic, Inc., Class A* 47,063
537 Tennant Co. 47,009
2,923 Terex Corp. 211,596
1,565 Timken Co. (The) 227,426
3,046 Titan International, Inc.* 23,485
2,332 Toro Co. (The) 227,183
2,767 Trinity Industries, Inc. 95,683
1,855 Wabash National Corp. 25,042
677 Watts Water Technologies, Inc.,
Class A 265,012
2,300 Westinghouse Air Brake
Technologies Corp. 620,080
1,232 Worthington Enterprises, Inc. 66,232
3,043 Xylem, Inc. 359,713
20,661,197
Marine Transportation (0.1%):
795 Costamare Bulkers Holdings, Ltd.* 13,960
3,979 Costamare, Inc. 55,786
Shares Value
Common Stocks, continued
Marine Transportation, continued
1,300 Genco Shipping & Trading, Ltd. $ 32,214
1,113 Kirby Corp.* 151,335
1,014 Matson, Inc. 194,921
448,216
Media (0.6%):
386 Advantage Solutions, Inc.*^ 16,691
1,413 AMC Global Media, Inc., Class A*^ 14,102
1,200 Boston Omaha Corp., Class A* 16,368
3,213 Charter Communications, Inc., Class
A* 456,921
62,307 Comcast Corp., Class A 1,529,637
3,378 DoubleVerify Holdings, Inc.* 36,618
2,167 EchoStar Corp., Class A* 219,950
2,931 EW Scripps Co. (The), Class A* 8,119
3,424 Fox Corp., Class A 178,596
4,178 Fox Corp., Class B 195,698
2,099 John Wiley & Sons, Inc., Class A 101,822
334 Liberty Broadband Corp., Class A* 11,115
1,606 Liberty Broadband Corp., Class C* 53,416
3,830 Magnite, Inc.* 72,693
131 Marchex, Inc., Class B* 211
3,983 New York Times Co. (The), Class A 278,730
8,845 News Corp., Class A 219,621
4,045 News Corp., Class B 113,503
1,195 Nexstar Media Group, Inc., Class A 213,415
6,702 Omnicom Group, Inc. 488,107
8,141 Paramount Skydance Corp., Class
B^ 80,270
1,353 Scholastic Corp. 62,238
1,768 Sinclair, Inc. 25,194
1,471 Sirius XM Holdings, Inc. 43,453
4,755 Stagwell, Inc., Class A* 35,330
1,890 TechTarget, Inc.* 6,804
1,103 Thryv Holdings, Inc.* 4,346
2,390 Trade Desk, Inc. (The), Class A* 43,211
7,573 USA TODAY Co., Inc.* 64,749
2,638 Versant Media Group, Inc. 94,994
4,685,922
Metals & Mining (0.8%):
4,652 Alcoa Corp. 242,555
438 Alpha Metallurgical Resources, Inc.* 72,244
799 Ampco-Pittsburgh Corp.* 6,911
3,215 Century Aluminum Co.* 147,922
6,342 Cleveland-Cliffs, Inc.* 59,551
18,225 Coeur Mining, Inc. 297,432
3,541 Commercial Metals Co. 222,198
2,118 Compass Minerals International, Inc.* 65,933
7,664 Ferroglobe plc 24,371
841 Fortitude Gold Corp. 4,197
11,907 Freeport-McMoRan, Inc. 748,831
16,906 Hecla Mining Co. 260,860
389 Kaiser Aluminum Corp. 76,100
594 Materion Corp. 176,650
1,230 McEwen, Inc.* 22,300

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,052 Metallus, Inc.* $ 38,352
4,360 MP Materials Corp.* 244,204
12,214 Newmont Corp. 1,140,788
3,268 Nucor Corp. 727,947
3,009 Ramaco Resources, Inc., Class A* 39,809
117 Ramaco Resources, Inc., Class B* 1,000
1,233 Reliance, Inc. 460,649
1,995 Royal Gold, Inc. 398,222
1,197 Ryerson Holding Corp. 29,458
881 Southern Copper Corp. 153,523
2,001 Steel Dynamics, Inc. 459,149
3,673 SunCoke Energy, Inc. 29,568
1,070 Tredegar Corp.* 8,517
1,717 Warrior Met Coal, Inc. 139,352
1,732 Worthington Steel, Inc. 58,161
6,356,754
Multi-Utilities (0.6%):
2,774 Ameren Corp. 313,573
2,050 Avista Corp. 83,865
1,575 Black Hills Corp. 117,180
6,847 CenterPoint Energy, Inc. 301,542
4,376 CMS Energy Corp. 334,764
3,685 Consolidated Edison, Inc. 407,672
8,372 Dominion Energy, Inc. 571,724
2,101 DTE Energy Co. 320,129
9,580 NiSource, Inc. 455,529
1,067 Northwestern Energy Group, Inc. 76,419
4,897 Public Service Enterprise Group, Inc. 397,441
6,587 Sempra 610,681
305 Unitil Corp. 16,070
3,199 WEC Energy Group, Inc. 373,547
4,380,136
Oil, Gas & Consumable Fuels (3.8%):
11,559 Antero Midstream Corp. 262,967
7,853 Antero Resources Corp.* 275,954
8,630 APA Corp. 281,079
1,287 Ardmore Shipping Corp. 18,031
2,954 California Resources Corp. 156,178
600 Centrus Energy Corp., Class A*^ 100,722
2,649 Cheniere Energy, Inc. 633,138
14,769 Chevron Corp. 2,448,109
479 Chord Energy Corp. 54,750
7,534 Clean Energy Fuels Corp.* 15,445
4,859 CNX Resources Corp.* 164,866
8,223 Comstock Resources, Inc.* 122,687
21,730 ConocoPhillips 2,259,051
765 Core Natural Resources, Inc. 61,215
1,513 Crescent Energy Co., Class A 14,858
2,160 CVR Energy, Inc. 59,486
26,357 Devon Energy Corp. 1,089,071
3,726 DHT Holdings, Inc. 61,591
4,198 Diamondback Energy, Inc. 737,925
2,590 DT Midstream, Inc. 380,057
11,018 EOG Resources, Inc. 1,429,365
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,732 EQT Corp. $ 464,280
4,177 Expand Energy Corp. 380,901
48,070 Exxon Mobil Corp. 6,572,130
3,222 FutureFuel Corp. 14,563
3,367 Green Plains, Inc.* 51,785
682 Gulfport Energy Corp.* 115,735
3,447 HF Sinclair Corp. 240,084
1,748 International Seaways, Inc. 133,879
22,427 Kinder Morgan, Inc. 716,991
1,205 Kinetik Holdings, Inc., Class A 58,250
25,708 Kosmos Energy, Ltd.* 54,244
6,621 Magnolia Oil & Gas Corp., Class A 169,365
4,408 Marathon Petroleum Corp. 1,126,993
3,574 Matador Resources Co. 177,914
2,021 Murphy Oil Corp. 65,804
4,784 Nordic American Tankers, Ltd. 26,503
3,456 Northern Oil & Gas, Inc. 62,726
17,352 Occidental Petroleum Corp. 842,787
8,104 ONEOK, Inc. 704,562
7,754 Ovintiv, Inc. 408,248
2,100 Par Pacific Holdings, Inc.* 117,768
2,707 PBF Energy, Inc., Class A 123,223
3,867 Peabody Energy Corp. 89,405
10,904 Permian Resources Corp., Class A 200,743
5,794 Phillips 66 979,476
6 PrimeEnergy Resources Corp.* 1,001
7,227 Range Resources Corp. 268,772
916 Scorpio Tankers, Inc. 63,442
4,935 SFL Corp., Ltd., Class B 50,337
3,241 SM Energy Co. 84,590
3,310 Talos Energy, Inc.* 42,732
3,252 Targa Resources Corp. 871,991
779 Teekay Tankers, Ltd., Class A 50,534
891 Texas Pacific Land Corp. 389,937
7,849 Uranium Energy Corp.* 83,670
6,929 VAALCO Energy, Inc. 35,199
3,870 Valero Energy Corp. 1,007,903
732 Viper Energy, Inc., Class A 31,037
622 Vitesse Energy, Inc. 9,809
9,330 W&T Offshore, Inc. 29,390
9,479 Williams Cos., Inc. (The) 704,669
2,201 World Kinect Corp. 72,501
28,322,418
Paper & Forest Products (0.0%
†
):
545 Clearwater Paper Corp.* 8,546
1,658 Louisiana-Pacific Corp. 130,418
3,875 Mercer International, Inc. 2,557
1,802 Sylvamo Corp. 68,116
209,637
Passenger Airlines (0.6%):
1,721 Alaska Air Group, Inc.* 89,836
1,065 Allegiant Travel Co.* 125,244
8,590 American Airlines Group, Inc.* 155,221
1,181 Copa Holdings SA, Class A 183,728

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
12,501 Delta Air Lines, Inc. $ 1,170,844
2,340 Frontier Group Holdings, Inc.* 18,510
15,406 JetBlue Airways Corp.* 88,276
1,095 SkyWest, Inc.* 108,766
8,797 Southwest Airlines Co. 452,342
13,099 United Airlines Holdings, Inc.* 1,781,333
4,174,100
Personal Care Products (0.1%):
3,523 BellRing Brands, Inc.* 45,588
15,106 Coty, Inc., Class A* 32,629
565 Edgewell Personal Care Co. 15,176
1,654 Estee Lauder Cos., Inc. (The), Class
A 130,583
2,298 Herbalife, Ltd.* 30,219
871 Interparfums, Inc. 97,430
24,254 Kenvue, Inc. 463,494
654 Medifast, Inc.* 6,939
1,236 Nature's Sunshine Products, Inc.* 26,945
1,616 Nu Skin Enterprises, Inc., Class A 8,532
340 United-Guardian, Inc. 2,427
645 USANA Health Sciences, Inc.* 13,771
873,733
Pharmaceuticals (3.1%):
2,030 Aclaris Therapeutics, Inc.* 10,739
7,684 Amneal Pharmaceuticals, Inc.* 133,010
1,017 Amphastar Pharmaceuticals, Inc.* 20,523
900 ANI Pharmaceuticals, Inc.* 74,502
34,764 Bristol-Myers Squibb Co. 2,003,102
1,180 Collegium Pharmaceutical, Inc.* 42,716
1,313 Crinetics Pharmaceuticals, Inc.* 49,132
1,468 Cumberland Pharmaceuticals, Inc.* 9,513
1,559 Edgewise Therapeutics, Inc.* 63,342
9,737 Elanco Animal Health, Inc.* 239,628
7,542 Eli Lilly & Co. 9,046,101
2,317 Harmony Biosciences Holdings, Inc.* 84,362
3,292 Innoviva, Inc.* 74,761
1,528 Jazz Pharmaceuticals plc, ADR* 368,202
15,025 Johnson & Johnson 3,815,899
399 Ligand Pharmaceuticals, Inc.* 126,120
30,598 Merck & Co., Inc. 3,931,843
6,919 Organon & Co. 93,683
1,467 Pacira BioSciences, Inc.* 37,218
4,791 Perrigo Co. plc 49,778
66,184 Pfizer, Inc. 1,593,711
793 Phibro Animal Health Corp., Class A 24,900
2,307 Pliant Therapeutics, Inc.* 2,630
1,833 Prestige Consumer Healthcare, Inc.* 86,646
997 Rafael Holdings, Inc., Class B* 3,270
5,723 Royalty Pharma plc, Class A 320,889
2,134 SIGA Technologies, Inc. 7,768
2,269 Supernus Pharmaceuticals, Inc.* 105,531
22,924 Viatris, Inc. 364,033
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
4,857 Zoetis, Inc., Class A $ 349,024
23,132,576
Professional Services (0.8%):
8,391 Alight, Inc., Class A* 4,699
2,592 Amentum Holdings, Inc.* 53,577
3,991 Automatic Data Processing, Inc. 893,784
1,376 Barrett Business Services, Inc. 48,875
1,162 Booz Allen Hamilton Holding Corp.,
Class A 70,499
1,737 Broadridge Financial Solutions, Inc. 237,882
584 CACI International, Inc., Class A* 270,544
1,145 CBIZ, Inc.* 36,732
9,227 Clarivate plc* 19,930
1,162 Concentrix Corp. 26,035
6,347 Conduent, Inc.* 9,267
387 CRA International, Inc. 55,070
1,561 Equifax, Inc. 247,762
3,805 ExlService Holdings, Inc.* 98,397
1,216 Exponent, Inc. 71,452
5,623 First Advantage Corp.* 101,495
825 Forrester Research, Inc.* 6,938
483 FTI Consulting, Inc.* 71,972
3,362 Genpact, Ltd. 92,455
560 Huron Consulting Group, Inc.* 50,490
600 ICF International, Inc. 43,716
614 Insperity, Inc. 25,364
2,941 Jacobs Solutions, Inc. 370,566
3,590 KBR, Inc. 123,963
1,042 Kelly Services, Inc., Class A 12,796
720 Kforce, Inc. 33,782
1,807 Korn Ferry 120,310
3,343 Legalzoom.com, Inc.* 20,493
2,680 Leidos Holdings, Inc. 275,960
1,553 ManpowerGroup, Inc. 52,445
1,556 Maximus, Inc. 83,651
659 Mistras Group, Inc.* 11,513
1,830 Parsons Corp.* 95,874
4,933 Paychex, Inc. 485,062
1,259 Paycom Software, Inc. 158,231
1,313 Paylocity Holding Corp.* 137,248
1,615 Planet Labs PBC* 53,505
2,125 Resources Connection, Inc. 9,031
1,275 Robert Half, Inc. 39,142
1,513 Science Applications International
Corp. 167,050
5,295 SS&C Technologies Holdings, Inc. 328,555
2,755 TIC Solutions, Inc.* 22,288
4,362 TransUnion 314,675
914 TriNet Group, Inc. 45,234
1,029 TrueBlue, Inc.* 7,172
2,127 TTEC Holdings, Inc.*^ 4,126
882 Ul Solutions, Inc., Class A 89,840
3,454 Upwork, Inc.* 28,875
1,536 Verisk Analytics, Inc., Class A 275,758
4,212 Verra Mobility Corp., Class A* 17,901

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
633 Willdan Group, Inc.* $ 50,070
5,972,051
Real Estate Management & Development (0.3%):
1,163 AGNT, Inc. 6,292
4,111 CBRE Group, Inc., Class A* 553,711
5,428 CoStar Group, Inc.* 153,721
8,528 Cushman & Wakefield, Ltd.* 114,190
1,626 Douglas Elliman, Inc.* 2,878
1,407 Forestar Group, Inc.* 44,532
464 FRP Holdings, Inc.* 11,595
1,724 Howard Hughes Holdings, Inc.* 123,249
1,114 Jones Lang LaSalle, Inc.* 345,284
2,147 Marcus & Millichap, Inc. 66,922
4,888 Newmark Group, Inc., Class A 73,858
15,028 Opendoor Technologies, Inc.* 69,429
910 RE/MAX Holdings, Inc., Class A* 8,973
357 RMR Group, Inc. (The), Class A 7,329
693 Seaport Entertainment Group, Inc.* 18,434
1,337 St. Joe Co. (The) 83,736
1,447 Tejon Ranch Co.* 27,059
1,463 Zillow Group, Inc., Class A* 45,894
4,251 Zillow Group, Inc., Class C* 133,991
1,891,077
Semiconductors & Semiconductor Equipment
(13.8%):
694 ACM Research, Inc., Class A* 88,062
6,808 Advanced Micro Devices, Inc.* 3,954,835
2,564 Allegro MicroSystems, Inc.* 178,506
1,120 Alpha & Omega Semiconductor, Ltd.* 53,010
392 Ambarella, Inc.* 33,634
3,194 Amkor Technology, Inc. 275,419
3,107 Analog Devices, Inc. 1,234,007
5,993 Applied Materials, Inc. 4,332,939
490 Astera Labs, Inc.* 236,680
815 Axcelis Technologies, Inc.* 154,402
32,909 Broadcom, Inc. 12,431,375
437 CEVA, Inc.* 20,609
719 Cirrus Logic, Inc.* 106,793
808 Cohu, Inc.* 59,719
440 Credo Technology Group Holding,
Ltd.* 119,658
1,151 Diodes, Inc.* 125,965
1,785 Enphase Energy, Inc.* 87,893
1,826 Entegris, Inc. 328,424
1,510 First Solar, Inc.* 356,300
1,170 FormFactor, Inc.* 187,118
2,205 GLOBALFOUNDRIES, Inc. 181,714
948 Ichor Holdings, Ltd.* 106,441
32,016 Intel Corp.* 4,470,394
12,756 KLA Corp. 3,848,613
934 Kulicke & Soffa Industries, Inc. 124,932
9,791 Lam Research Corp. 4,242,734
1,388 Lattice Semiconductor Corp.* 212,308
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment,
continued
526 MACOM Technology Solutions
Holdings, Inc.* $ 200,075
3,843 Marvell Technology, Inc. 1,144,791
4,122 Microchip Technology, Inc. 375,926
10,110 Micron Technology, Inc. 11,669,872
851 MKS, Inc. 378,525
270 Monolithic Power Systems, Inc. 373,237
150 NVE Corp. 15,682
213,746 NVIDIA Corp. 42,768,437
2,263 NXP Semiconductors NV 635,971
5,606 ON Semiconductor Corp.* 529,991
651 Onto Innovation, Inc.* 246,371
896 PDF Solutions, Inc.* 63,428
1,050 Penguin Solutions, Inc.* 79,810
1,058 Photronics, Inc.* 34,417
1,089 Power Integrations, Inc. 91,215
2,773 Qnity Electronics, Inc. 452,859
1,551 Qorvo, Inc.* 144,662
10,304 QUALCOMM, Inc. 1,904,076
2,376 Rambus, Inc.* 315,390
599 Silicon Laboratories, Inc.* 130,917
399 SiTime Corp.* 297,478
2,582 Skyworks Solutions, Inc. 175,060
787 SolarEdge Technologies, Inc.* 45,992
935 Synaptics, Inc.* 116,155
1,230 Teradyne, Inc. 595,123
7,844 Texas Instruments, Inc. 2,338,061
728 Ultra Clean Holdings, Inc.* 103,806
524 Universal Display Corp. 45,373
1,442 Veeco Instruments, Inc.* 109,304
102,934,488
Software (5.7%):
1,802 A10 Networks, Inc. 67,323
2,400 ACI Worldwide, Inc.* 120,696
2,725 Adeia, Inc. 89,734
3,252 Adobe, Inc.* 666,725
300 Agilysys, Inc.* 31,350
1,449 Alarm.com Holdings, Inc.* 67,697
425 Appfolio, Inc., Class A* 68,149
2,217 AppLovin Corp., Class A* 1,142,265
596 Atlassian Corp., Class A* 46,363
13,119 Aurora Innovation, Inc., Class A* 89,472
2,360 Autodesk, Inc.* 458,831
2,272 Aware, Inc.* 3,067
5,520 Bentley Systems, Inc., Class B 164,993
2,187 BILL Holdings, Inc.* 79,082
1,326 Blackbaud, Inc.* 39,276
987 BlackLine, Inc.* 27,705
3,382 Box, Inc., Class A* 89,758
1,411 Cadence Design Systems, Inc.* 529,577
16,691 CCC Intelligent Solutions Holdings,
Inc.* 86,126
2,772 Cerence, Inc.* 31,379
4,099 Cleanspark, Inc.* 59,640

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
1,976 Clear Secure, Inc., Class A $ 110,123
407 Commvault Systems, Inc.* 57,684
491 Consensus Cloud Solutions, Inc.* 18,732
628 Crowdstrike Holdings, Inc., Class A* 479,252
71 Daily Journal Corp.* 42,685
1,370 Datadog, Inc., Class A* 356,693
4,872 Digital Turbine, Inc.* 62,849
3,046 Docusign, Inc., Class A* 135,303
1,588 Dolby Laboratories, Inc., Class A 83,497
3,517 Dropbox, Inc., Class A* 96,612
5,606 Dynatrace, Inc.* 246,159
196 Fair Isaac Corp.* 234,177
1,378 Five9, Inc.* 29,379
5,917 Fortinet, Inc.* 908,970
3,553 Freshworks, Inc., Class A* 35,956
16,010 Gen Digital, Inc. 398,489
991 Guidewire Software, Inc.* 121,943
412 HubSpot, Inc.* 75,194
1,101 I3 Verticals, Inc., Class A* 23,517
729 Intapp, Inc.* 18,378
856 InterDigital, Inc. 242,359
1,644 Intuit, Inc. 429,084
1,376 Klaviyo, Inc., Class A* 20,778
444 Life360, Inc.* 24,580
2,986 LiveRamp Holdings, Inc.* 112,393
903 Manhattan Associates, Inc.* 125,743
68,005 Microsoft Corp. 25,367,225
4,817 N-able, Inc.* 17,678
3,127 nCino, Inc.* 51,126
3,866 NCR Voyix Corp.* 31,585
4,888 Nutanix, Inc., Class A* 249,092
879 OneSpan, Inc. 12,614
14,821 Oracle Corp. 2,172,018
5,848 Palantir Technologies, Inc., Class A* 682,286
3,106 Palo Alto Networks, Inc.* 1,059,208
770 PAR Technology Corp.* 13,413
2,454 Pegasystems, Inc. 73,546
1,464 Progress Software Corp.* 49,161
1,456 PTC, Inc.* 165,416
877 Q2 Holdings, Inc.* 42,184
899 Qualys, Inc.* 123,604
947 RingCentral, Inc., Class A 36,914
9,443 Riot Platforms, Inc.* 258,549
854 Roper Technologies, Inc. 288,985
6,603 Salesforce, Inc. 1,034,426
1,627 Samsara, Inc., Class A* 52,764
4,881 SentinelOne, Inc., Class A* 82,831
4,511 ServiceNow, Inc.* 447,852
3,394 Sprinklr, Inc., Class A* 17,513
577 SPS Commerce, Inc.* 32,987
1,103 Synopsys, Inc.* 492,015
1,758 Teradata Corp.* 60,915
493 Tyler Technologies, Inc.* 144,183
6,213 UiPath, Inc., Class A* 67,535
10,394 Unity Software, Inc.* 297,061
1,088 Vertex, Inc., Class A* 12,490
Shares Value
Common Stocks, continued
Software, continued
1,396 Workday, Inc., Class A* $ 170,898
1,862 Xperi, Inc.* 15,324
3,400 Yext, Inc.* 15,878
1,061 Zeta Global Holdings Corp., Class A* 20,880
3,296 Zoom Communications, Inc., Class
A* 284,478
690 Zscaler, Inc.* 97,394
42,491,765
Specialty Retail (2.0%):
893 1-800-Flowers.com, Inc., Class A* 3,108
1,573 Abercrombie & Fitch Co.* 141,586
1,965 Academy Sports & Outdoors, Inc. 92,610
1,580 Advance Auto Parts, Inc. 98,308
4,153 American Eagle Outfitters, Inc. 71,432
5,080 Arko Corp. 40,792
497 Asbury Automotive Group, Inc.* 99,937
1,296 AutoNation, Inc.* 240,784
159 AutoZone, Inc.* 508,154
2,163 Bath & Body Works, Inc. 50,030
1,432 Bed Bath & Beyond, Inc.* 8,291
7,542 Best Buy Co., Inc. 572,287
710 Boot Barn Holdings, Inc.* 116,632
1,798 Buckle, Inc. (The) 75,876
583 Build-A-Bear Workshop, Inc., Class
A^ 17,846
1,344 Burlington Stores, Inc.* 425,779
1,672 Camping World Holdings, Inc., Class
A 12,757
3,040 CarMax, Inc.* 160,786
6,030 Carvana Co., Class A* 396,895
1,987 Cato Corp. (The), Class A* 6,438
3,328 Chewy, Inc., Class A* 65,395
566 Citi Trends, Inc.* 32,737
3,425 Designer Brands, Inc., Class A 19,968
2,730 Destination XL Group, Inc.* 1,829
1,680 Dick's Sporting Goods, Inc. 381,041
896 Five Below, Inc.* 161,092
1,700 Floor & Decor Holdings, Inc., Class
A* 100,912
11,299 GameStop Corp., Class A* 249,482
13,519 Gap, Inc. (The) 252,535
435 Genesco, Inc.* 14,690
326 Group 1 Automotive, Inc. 94,921
583 Haverty Furniture Cos., Inc. 14,884
10,024 Home Depot, Inc. (The) 3,535,264
1,517 Lands' End, Inc.* 15,898
486 Lithia Motors, Inc., Class A 141,178
4,218 Lowe's Cos., Inc. 930,027
527 MarineMax, Inc.* 19,299
1,792 Monro, Inc. 30,661
404 Murphy USA, Inc. 217,703
1,294 National Vision Holdings, Inc.* 24,599
6,549 O'Reilly Automotive, Inc.* 603,097
1,471 Penske Automotive Group, Inc. 263,235

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
11,500 Petco Health & Wellness Co., Inc.,
Class A* $ 31,280
588 PetMed Express, Inc.* 1,129
1,458 Revolve Group, Inc., Class A* 33,374
255 RH* 42,006
3,990 Ross Stores, Inc. 849,272
4,033 Sally Beauty Holdings, Inc.* 57,027
1,200 Shoe Carnival, Inc. 17,796
1,023 Signet Jewelers, Ltd. 88,183
844 Sonic Automotive, Inc., Class A 71,563
1,606 Sportsman's Warehouse Holdings,
Inc.* 2,136
4,730 Stitch Fix, Inc., Class A* 19,440
854 Tilly's, Inc., Class A*^ 3,587
9,877 TJX Cos., Inc. (The) 1,496,365
7,680 Tractor Supply Co. 242,765
621 Ulta Beauty, Inc.* 280,059
2,049 Upbound Group, Inc. 43,480
2,615 Urban Outfitters, Inc.* 185,299
3,056 Valvoline, Inc.* 120,834
2,113 Victoria's Secret & Co.* 176,393
2,316 Warby Parker, Inc., Class A* 70,267
509 Wayfair, Inc., Class A* 47,042
1,785 Williams-Sonoma, Inc. 416,083
75 Winmark Corp. 31,731
729 Zumiez, Inc.* 12,976
14,650,862
Technology Hardware, Storage & Peripherals
(7.0%):
132,480 Apple, Inc. 38,334,413
728 AstroNova, Inc.* 20,726
2,960 Corsair Gaming, Inc.* 28,623
2,299 Dell Technologies, Inc., Class C 991,926
1,231 Diebold Nixdorf, Inc.* 104,660
2,491 Everpure, Inc., Class A* 196,266
17,397 Hewlett Packard Enterprise Co. 784,779
9,409 HP, Inc. 206,433
351 IonQ, Inc.* 18,694
3,022 NetApp, Inc. 467,685
2,214 Sandisk Corp.* 5,034,038
2,606 Seagate Technology Holdings plc 2,514,790
5,158 Super Micro Computer, Inc.* 151,284
5,876 Western Digital Corp. 3,753,119
52,607,436
Textiles, Apparel & Luxury Goods (0.4%):
2,021 Birkenstock Holding plc*^ 86,964
3,285 Capri Holdings, Ltd.* 61,003
1,121 Columbia Sportswear Co. 69,300
1,159 Crocs, Inc.* 139,822
810 Culp, Inc.* 2,511
4,367 Deckers Outdoor Corp.* 433,599
5,644 Figs, Inc., Class A* 57,738
1,494 Fossil Group, Inc.* 6,185
1,294 G-III Apparel Group, Ltd. 43,621
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,895 Kontoor Brands, Inc. $ 157,929
1,811 Levi Strauss & Co., Class A 44,967
2,609 Lululemon Athletica, Inc.* 297,896
1,088 Movado Group, Inc. 42,769
6,202 NIKE, Inc., Class B 254,592
469 Oxford Industries, Inc. 16,354
966 PVH Corp. 71,735
1,083 Ralph Lauren Corp., Class A 434,727
570 Rocky Brands, Inc. 23,507
2,124 Steven Madden, Ltd. 89,420
700 Superior Group of Cos., Inc. 9,184
2,523 Tapestry, Inc. 369,317
6,570 Under Armour, Inc., Class A* 41,982
1,027 Unifi, Inc.* 4,878
802 Vera Bradley, Inc.* 3,120
7,133 VF Corp. 118,979
623 Wolverine World Wide, Inc. 10,298
2,892,397
Tobacco (0.4%):
12,515 Altria Group, Inc. 900,454
12,176 Philip Morris International, Inc. 2,202,760
400 Turning Point Brands, Inc. 33,924
947 Universal Corp. 49,405
3,186,543
Trading Companies & Distributors (0.9%):
871 Applied Industrial Technologies, Inc. 294,529
424 BlueLinx Holdings, Inc.* 26,237
954 Boise Cascade Co. 74,059
5,061 Core & Main, Inc., Class A* 244,193
5,864 Custom Truck One Source, Inc.* 69,254
1,158 Distribution Solutions Group, Inc.* 31,671
5,918 DNOW, Inc.* 76,756
382 DXP Enterprises, Inc.* 64,459
12,113 Fastenal Co. 581,787
3,969 Ferguson Enterprises, Inc. 941,963
1,098 GATX Corp. 194,555
977 Global Industrial Co. 32,690
1,214 Herc Holdings, Inc. 174,015
2,780 Hudson Technologies, Inc.* 15,957
730 McGrath RentCorp 88,352
1,295 MSC Industrial Direct Co., Inc., Class
A 154,040
4,799 NPK International, Inc.* 76,352
1,941 Rush Enterprises, Inc., Class A 141,664
547 Rush Enterprises, Inc., Class B 41,845
1,018 SiteOne Landscape Supply, Inc.* 116,469
173 Transcat, Inc.* 16,049
1,457 United Rentals, Inc. 1,650,621
579 W.W. Grainger, Inc. 787,672
467 Watsco, Inc. 194,613
84 Watsco, Inc., Class B 34,705
1,227 WESCO International, Inc. 423,843

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
152 Willis Lease Finance Corp. $ 34,778
6,583,128
Water Utilities (0.1%):
830 American States Water Co. 68,583
2,086 American Water Works Co., Inc. 274,476
491 Artesian Resources Corp., Class A 16,689
1,755 California Water Service Group 85,380
4,829 Essential Utilities, Inc. 184,999
626 H2O America 38,042
355 Middlesex Water Co. 19,937
669 Pure Cycle Corp.* 7,165
372 York Water Co. (The) 11,402
706,673
Wireless Telecommunication Services (0.2%):
1,790 Array Digital Infrastructure, Inc. 64,905
5,179 Gogo, Inc.* 16,055
745 Old Market Capital Corp.* 3,241
1,649 Spok Holdings, Inc. 16,886
3,580 Telephone and Data Systems, Inc. 132,496
7,098 T-Mobile US, Inc. 1,190,547
1,424,130
Total Common Stocks (Cost $355,451,230) 745,278,803
Preferred Stock (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
594 Liberty Latin American, Series A,
9.00%* 12,884
Total Preferred Stock (Cost $18,697) 12,884
Contracts
Warrant (0.0%
†
):
Real Estate Management & Development (0.0%
†
):
500 Opendoor Technologies, Inc., Series
A, 11/20/26* 141
Total Warrant (Cost $—) 141
Shares
Rights (0.0%
†
):
Biotechnology (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires
on 3/2/27* 7,798
Shares Value
Rights, continued
Biotechnology, continued
6,176 Chinook Therapeutics CVR, Expires
on 1/4/27* $ —
2,004 Chinook Therapeutics CVR, Expires
on 12/31/49* 762
4,602 Poseida Therapeutics, Inc. CVR,
Expires on 1/2/29* 6,601
15,161
Containers & Packaging (0.0%
†
):
7,745 Resolute Fst CVR, Expires on
1/4/27* 2,062
Health Care (0.0%
†
):
3,435 Mirati Therapeutics, Inc. CVR,
Expires on 1/4/27* 10,222
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on
1/4/27* 4,340
Pharmaceuticals (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on
1/4/27* —
1,793 Supernus Pharmaceuticals CVR,
Expires on 12/31/26* 6
6
Total Rights (Cost $23,402) 31,791
Unaffiliated Investment Companies (0.5%):
Money Market Funds (0.5%):
1,418,386 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
(b)(c)
1,418,386
2,396,972 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(c)
2,396,972
Total Unaffiliated Investment Companies (Cost
$3,815,358) 3,815,358
Total Investment Securities
(Cost $359,308,687 ) — 100.3% 749,138,977
Net other assets (liabilities) — (0.3)% (2,332,853)
Net Assets — 100.0% $ 746,806,124
ADR—American Depository Receipt
CVR—Contingent Valued Rights
*
Non-income producing security.
†
Represents less than 0.05%.

Allianz Variable Insurance Products Trust
AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of
June 30, 20 26
.
^
This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $1,347,039.
(a)
Security was valued using significant unobservable inputs as of June 30, 2026.
(b)
Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(c)
The rate represents the effective yield at June 30, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities (5.0%):
$ 605,683 Affirm Asset Securitization Trust,
Class A, Series 2025-X2, 4.45%,
10/15/30, Callable 5/15/27 @ 100
(a)
$ 606,076
5,044,000 Affirm Master Trust, Class A, Series
2025-3A, 4.45%, 10/16/34, Callable
10/15/28 @ 100
(a)
5,002,511
1,235,000 ALLO Issuer LLC, Class A2, Series
2026-1A, 5.61%, 6/20/56, Callable
6/20/29 @ 100
(a)
1,245,493
412,950 ARI Fleet Lease Trust, Class A2,
Series 2024-A, 5.30%, 11/15/32,
Callable 8/15/27 @ 100
(a)
414,024
300,000 Bbva Consumer Auto, Class
B, Series 2026-1, 3.07%
(EUR003M+85bps), 2/25/42,
Callable 2/25/33 @ 100
(a)
342,305
500,000 Bbva Consumer Auto, Class
A, Series 2026-1, 2.82%
(EUR003M+60bps), 2/25/42,
Callable 2/25/33 @ 100
(a)
571,043
73,032 College Ave Student Loans LLC,
Class A1, Series 2021-A, 4.86%
(TSFR1M+121bps), 7/25/51,
Callable 1/25/32 @ 100
(a)
73,302
1,047,444 College Ave Student Loans LLC,
Class A2, Series 2023-A, 5.33%,
5/25/55, Callable 4/25/37 @ 100
(a)
1,037,148
588,287 College Ave Student Loans LLC,
Class A2, Series 2021-B, 1.76%,
6/25/52, Callable 1/25/34 @ 100
(a)
530,102
560,682 College Ave Student Loans LLC,
Class A2, Series 2021-C, 2.32%,
7/26/55
(a)
519,434
1,652,000 Compass Datacenters Issuer III
LLC, Class A21, Series 2026-1A,
4.90%, 2/25/56, Callable 2/25/29 @
100
(a)
1,633,685
960,000 Compass Datacenters Issuer III
LLC, Class A22, Series 2026-1A,
5.29%, 2/25/56, Callable 2/25/29 @
100
(a)
951,120
1,962,000 DB Master Finance LLC, Class A2I,
Series 2026-1A, 5.20%, 5/20/56,
Callable 8/20/31 @ 100
(a)
1,960,761
575,000 Dell Equipment Finance Trust,
Class A3, Series 2026-1A, 4.32%,
12/22/31, Callable 11/22/28 @ 100
(a)
572,995
600,000 ECARAT DE SA Compartment
Lease, Class B, Series 2026-1
(EUR001M+95bps), 10/25/34,
Callable 3/25/30 @ 100
(a)
685,558
1,700,000 ECARAT DE SA Compartment
Lease, Class A, Series 2026-1
(EUR001M+62bps), 10/25/34,
Callable 3/25/30 @ 100
(a)
1,942,336
Principal Amount Value
Asset-Backed Securities, continued
$ 111,000 E-Carat UK plc, Class B, Series
2026-1, 4.73% (SONIO/N+100bps),
1/26/34, Callable 4/26/30 @ 100
(a)
$ 147,251
201,688 EDvestinU Private Education Loan
Issue No 3 LLC, Class A, Series
2021-A, 1.80%, 11/25/45
(a)
186,607
2,271,140 ELFI Graduate Loan Program LLC,
Class A, Series 2023-A, 6.37%,
2/4/48, Callable 3/25/34 @ 100
(a)
2,322,933
342,295 Enterprise Fleet Financing LLC,
Class A3, Series 2022-3, 4.29%,
7/20/29, Callable 7/20/26 @ 100
(a)
342,260
4,208,000 Enterprise Fleet Financing LLC,
Class A3, Series 2026-2, 4.51%,
6/20/30, Callable 3/20/30 @ 100
(a)
4,199,536
1,892,000 Enterprise Fleet Financing LLC,
Class A3, Series 2026-1, 4.12%,
3/20/30, Callable 11/20/29 @ 100
(a)
1,873,825
423,000 Enterprise Fleet Financing LLC,
Class A3, Series 2024-1, 5.16%,
9/20/30, Callable 7/20/27 @ 100
(a)
426,803
100,000 Finance Ireland Auto Receivables
Dac , Class B, Series 3, 3.18%
(EUR001M+95bps), 6/15/34,
Callable 2/15/30 @ 100
(a)
114,240
1,706,000 Finance Ireland Auto Receivables
Dac , Class A, Series 3, 2.91%
(EUR001M+68bps), 6/15/34,
Callable 2/15/30 @ 100
(a)
1,948,760
790,000 Firstlight Issuer LLC, Class A2,
Series 2026-1A, 5.87%, 6/20/56,
Callable 12/20/29 @ 100
(a)
793,120
1,627,618 Foundation Finance Trust, Class A,
Series 2024-1A, 5.50%, 12/15/49,
Callable 8/15/30 @ 100
(a)
1,643,613
100,000 GAMMA Sociedade de Titularizacao
de Creditos SA Consumer Totta
4, Class B, Series 4, 3.47%
(EUR003M+105bps), 12/23/36,
Callable 12/23/31 @ 100
(a)
114,300
700,000 GAMMA Sociedade de Titularizacao
de Creditos SA Consumer Totta
4, Class A, Series 4, 3.16%
(EUR003M+74bps), 12/23/36,
Callable 12/23/31 @ 100
(a)
799,976
299,675 GoodLeap Sustainable Home
Solutions Trust, Class A, Series
2022-1GS, 2.70%, 1/20/49, Callable
3/20/40 @ 100
(a)
255,225
243,184 GreatAmerica Leasing Receivables
Funding LLC, Class A2, Series
2024-2, 5.28%, 3/15/27
(a)
243,485
565,000 Greensky Home Improvement
Issuer Trust, Class A, Series 2026-
REV1, 4.93%, 5/15/41
(a)
564,759

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities, continued
$ 190,000 Greensky Home Improvement
Issuer Trust, Class C, Series 2026-
REV1, 5.45%, 5/15/41
(a)
$ 190,176
1,339,000 Hermitage 2026 PLC, Class A,
Series 2026-1 (SONIO/N+88bps),
7/21/46, Callable 10/21/30 @ 100
(a)
1,776,025
219,000 Hermitage 2026 PLC, Class B,
Series 2026-1 (SONIO/N+105bps),
7/21/46, Callable 10/21/30 @ 100
(a)
290,439
1,176,000 Hill FL, Class A, Series 2026-1FL,
2.94% (EUR001M+73bps), 6/18/34,
Callable 5/18/30 @ 100
(a)
1,343,327
409,000 Hill FL, Class B, Series 2026-
1FL, 3.21% (EUR001M+100bps),
6/18/34, Callable 5/18/30 @ 100
(a)
467,378
215,000 Hive BV, Class B, Series 2026-
1 (EUR001M+95bps), 6/21/46,
Callable 6/21/30 @ 100
(a)
245,638
1,278,000 Hive BV, Class A, Series 2026-
1 (EUR001M+76bps), 6/21/46,
Callable 6/21/30 @ 100
(a)
1,460,875
1,386,000 Iskandar Enterprise LLC, Class A21,
Series 2026-1A, 5.05%, 4/17/56,
Callable 4/15/29 @ 100
(a)
1,378,644
228,428 Jersey Mike's Funding LLC, Class
A2I, Series 2026-1A, 4.95%,
2/15/56, Callable 11/15/29 @ 100
(a)
224,741
535,000 JPMorgan Mortgage Trust, Class
A3, Series 2024-CES1, 6.40%,
6/25/54, Callable 3/25/27 @ 100
(a)(b)
537,015
781,649 Lyra Music Assets Delaware, LP,
Class A2, Series 2025-1A, 5.60%,
9/20/65, Callable 12/20/27 @ 100
(a)
785,701
1,370,850 M&T Bank RV Trust, Class A, Series
2026-1A, 4.35%, 1/15/46, Callable
10/15/30 @ 100
(a)
1,350,322
428,416 M&T Equipment Notes, Class A2,
Series 2025-1A, 4.70%, 12/16/27
(a)
429,003
683 Mercedes-Benz Auto Receivables
Trust, Class A3, Series 2022-1,
5.21%, 8/16/27, Callable 12/15/26
@ 100 683
117,413 Mosaic Solar Loan Trust, Class A,
Series 2022-2A, 4.38%, 1/21/53,
Callable 5/20/37 @ 100
(a)
110,759
510,000 Mtp ABS Funding LLC, Class A2,
Series 2026-1A, 5.20%, 4/25/56,
Callable 4/25/29 @ 100
(a)
508,748
192,743 Navient Private Education Refi
Loan Trust, Class A, Series 2021-A,
0.84%, 5/15/69, Callable 3/15/29 @
100
(a)
176,202
2,987,226 Navient Private Education Refi Loan
Trust, Class A, Series 2021-EA,
0.97%, 12/16/69, Callable 10/15/30
@ 100
(a)
2,669,695
Principal Amount Value
Asset-Backed Securities, continued
$ 474,025 Navient Private Education Refi Loan
Trust, Class A1B, Series 2020-IA,
4.74% (TSFR1M+111bps), 4/15/69,
Callable 4/15/32 @ 100
(a)
$ 470,659
1,072,838 Navient Private Education Refi Loan
Trust, Class A, Series 2021-DA,
4.76% (PRIME-(199)bps), 4/15/60
(a)
1,042,845
857,107 Navient Private Education Refi Loan
Trust, Class A2A, Series 2019-D,
3.01%, 12/15/59, Callable 9/15/31
@ 100
(a)
833,263
482,074 Navient Private Education Refi Loan
Trust, Class A, Series 2020-FA,
1.22%, 7/15/69, Callable 4/15/28 @
100
(a)
454,812
2,946,666 Navient Private Education Refi
Loan Trust, Class A, Series 2023-A,
5.51%, 10/15/71, Callable 10/15/33
@ 100
(a)
2,962,254
2,055,522 Nelnet Student Loan Trust, Class
A1B, Series 2025-BA, 4.94%
(SOFR30A+135bps), 5/17/55,
Callable 6/15/36 @ 100
(a)
2,058,087
1,387,066 Nelnet Student Loan Trust, Class
AFL, Series 2021-CA, 4.49%
(TSFR1M+85bps), 4/20/62, Callable
12/20/31 @ 100
(a)
1,378,470
2,439,778 Nelnet Student Loan Trust, Class
A1B, Series 2025-AA, 4.69%
(SOFR30A+110bps), 3/15/57,
Callable 4/15/36 @ 100
(a)
2,428,355
3,028,507 Nelnet Student Loan Trust, Class
A1, Series 2025-1A, 4.38%
(SOFR30A+75bps), 10/25/33
(a)
3,028,507
1,163,582 Nelnet Student Loan Trust, Class
APT2, Series 2021-A, 1.36%,
4/20/62, Callable 1/20/29 @ 100
(a)
1,094,427
2,231,646 Nelnet Student Loan Trust, Class
AFL, Series 2021-BA, 4.53%
(TSFR1M+89bps), 4/20/62
(a)
2,206,590
3,255,000 Newday Funding, Class A, Series
2026-1X (SONIO/N+83bps),
7/15/34, Callable 7/15/29 @ 100
(a)
4,316,804
622,000 Newday Funding, Class B, Series
2026-1X (SONIO/N+105bps),
7/15/34, Callable 7/15/29 @ 100
(a)
824,901
947,000 Oban Cards plc, Class A, Series
2026-1, 4.58% (SONIO/N+85bps),
6/17/35, Callable 6/15/29 @ 100
(a)
1,255,914
205,000 Oban Cards plc, Class B, Series
2026-1, 4.93% (SONIO/N+120bps),
6/17/35, Callable 6/15/29 @ 100
(a)
271,871
1,837,000 PCL Funding XII plc, Class A, Series
2026-1, 4.58% (SONIO/N+85bps),
6/15/30, Callable 6/15/28 @ 100
(a)
2,436,749
4,930,000 PFS Financing Corp., Class A,
Series 2025-B, 4.85%, 2/15/30
(a)
4,950,332

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities, continued
$ 1,388,000 PFS Financing Corp., Class A,
Series 2024-D, 5.34%, 4/15/29
(a)
$ 1,398,729
809,000 Point Broadband Funding LLC,
Class A2, Series 2025-1A, 5.34%,
7/20/55, Callable 7/20/28 @ 100
(a)
802,600
123,633 Prodigy Finance CM2021-1 DAC,
Class A, Series 2021-1A, 5.01%
(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100
(a)
123,253
3,810,000 Qts Issuer ABS II LLC, Class A2,
Series 2025-1A, 5.04%, 10/5/55,
Callable 10/5/28 @ 100
(a)
3,720,818
514,000 Qts Issuer ABS II LLC, Class A21,
Series 2026-6A, 5.34%, 7/5/56,
Callable 7/5/29 @ 100
(a)
513,661
2,374,000 Qts Issuer ABS II LLC, Class A2,
Series 2026-4A, 5.70%, 3/5/56,
Callable 3/5/29 @ 100
(a)
2,363,671
543,000 Quarzo Srl , Class B, Series 2026-
1, 3.40% (EUR003M+100bps),
9/15/43, Callable 12/15/31 @ 100
(a)
620,378
921,310 RCKT Mortgage Trust, Class A1A,
Series 2024-CES2, 6.14%, 4/25/44,
Callable 4/25/27 @ 100
(a)(b)
922,036
671,000 Regional Management Issuance
Trust, Class A, Series 2024-2,
5.11%, 12/15/33, Callable 12/15/26
@ 100
(a)
671,496
1,874,000 Regional Management Issuance
Trust, Class A, Series 2021-2,
1.90%, 8/15/33, Callable 8/15/26 @
100
(a)
1,827,224
1,251,624 SAIF Securitization Trust, Class
A1A, Series 2026-CES1, 5.40%,
2/25/56, Callable 3/25/29 @ 100
(a)(b)
1,250,363
2,102,000 SC Sweden I Sarl , Class A1, Series
1, 2.83% (EUR001M+63bps),
12/25/39, Callable 5/25/29 @ 100
(a)
2,401,250
317,000 SFS Auto Receivables Securitization
Trust, Class A3, Series 2025-1A,
4.75%, 7/22/30, Callable 2/20/29 @
100
(a)
318,290
913,950 SMB Private Education Loan Trust,
Class A1B, Series 2024-A, 5.04%
(SOFR30A+145bps), 3/15/56
(a)
920,517
85,187 SMB Private Education Loan Trust,
Class A2B, Series 2020-A, 4.57%
(TSFR1M+94bps), 9/15/37
(a)
84,689
575,801 SMB Private Education Loan Trust,
Class A1A, Series 2020-B, 1.29%,
7/15/53
(a)
547,712
1,746,676 SMB Private Education Loan Trust,
Class A2A1, Series 2021-A, 4.47%
(TSFR1M+84bps), 1/15/53
(a)
1,725,215
101,026 SMB Private Education Loan Trust,
Class B, Series 2021-A, 2.31%,
1/15/53
(a)
97,997
Principal Amount Value
Asset-Backed Securities, continued
$ 560,951 SMB Private Education Loan Trust,
Class APT1, Series 2021-C, 1.39%,
1/15/53
(a)
$ 514,394
6,125,934 SMB Private Education Loan Trust,
Class A1B, Series 2023-B, 5.39%
(SOFR30A+180bps), 10/16/56
(a)
6,190,202
3,255,027 SMB Private Education Loan Trust,
Class A1B, Series 2022-D, 5.39%
(SOFR30A+180bps), 10/15/58
(a)
3,280,362
1,611,078 SMB Private Education Loan Trust,
Class APT, Series 2022-A, 2.85%,
11/16/54
(a)
1,501,382
5,241,257 SoFi Consumer Loan Program
Trust, Class A, Series 2026-B,
4.40%, 2/25/36, Callable 10/25/29
@ 100
(a)
5,230,860
260,921 SoFi Personal Loan Trust, Class A,
Series 2024-1A, 6.06%, 2/12/31
(a)
261,693
118,616 SoFi Professional Loan Program
LLC, Class A2FX, Series 2019-B,
3.09%, 8/17/48, Callable 1/15/27 @
100
(a)
116,905
246,593 SoFi Professional Loan Program
Trust, Class AFX, Series 2020-C,
1.95%, 2/15/46, Callable 1/15/29 @
100
(a)
230,608
414,197 SoFi Professional Loan Program
Trust, Class A2FX, Series 2020-A,
2.54%, 5/15/46, Callable 4/15/28 @
100
(a)
399,718
1,849,000 Summit Issuer LLC, Class A2,
Series 2025-1A, 5.21%, 11/20/55,
Callable 11/20/28 @ 100
(a)
1,815,316
1,694,000 Taco Bell Funding LLC, Class A2II,
Series 2025-1A, 5.05%, 8/25/55,
Callable 8/25/29 @ 100
(a)
1,658,081
1,006,000 Taco Bell Funding LLC, Class A2I,
Series 2025-1A, 4.82%, 8/25/55,
Callable 2/25/28 @ 100
(a)
992,500
636,303 Towd Point Mortgage Trust, Class
A1A, Series 2023-CES2, 7.29%,
10/25/63, Callable 10/25/26 @ 100
(a)
(b)
640,209
977,950 UPX HIL 2025-1 Issuer Trust, Class
A, Series 2025-1, 5.16%, 1/25/47
(a)
952,813
493,000 Wireless Propco Funding LLC,
Class A2, Series 2025-1A, 4.07%,
6/25/55, Callable 11/25/27 @ 100
(a)
469,379
Total Asset-Backed Securities (Cost
$125,804,608) 124,589,118
Collateralized Mortgage Obligations (9.2%):
500,000 1988 Asset Management Euro
Clo 1 DAC, Class A, Series 1X
(EUR003M+129bps), 4/15/40,
Callable 1/15/28 @ 100
(a)
571,252

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 853,205 A&D Mortgage Trust, Class A1,
Series 2023-NQM5, 7.05%,
11/25/68, Callable 11/25/26 @ 100
(a)
(b)
$ 857,717
2,499,086 A&D Mortgage Trust, Class A1,
Series 2025-NQM2, 5.79%, 6/25/70,
Callable 5/25/28 @ 100
(a)(b)
2,502,004
1,194,473 A&D Mortgage Trust, Class A1,
Series 2026-NQM1, 4.91%, 2/25/71,
Callable 1/25/30 @ 100
(a)(b)
1,181,537
475,000 AGL CLO 10, Ltd., Class
A1R2, Series 2021-10A, 4.84%
(TSFR3M+117bps), 4/15/39,
Callable 4/15/28 @ 100
(a)
474,737
335,000 Aimco CLO 22, Ltd., Class
D1R, Series 2024-22A, 6.13%
(TSFR3M+250bps), 4/19/39,
Callable 7/19/28 @ 100
(a)
334,075
1,847,000 Aldbrook Mortgage Transaction
plc, Class A, Series 2026-1, 4.59%
(SONIO/N+85bps), 2/18/68,
Callable 8/18/30 @ 100
(a)
2,449,405
3,000,661 Angel Oak Mortgage Trust, Class
A1, Series 2024-1, 5.21%, 8/25/68,
Callable 1/25/27 @ 100
(a)(b)
3,025,830
3,442,626 Angel Oak Mortgage Trust, Class
A1, Series 2024-2, 5.99%, 1/25/69,
Callable 1/25/27 @ 100
(a)(b)
3,465,992
890,443 Angel Oak Mortgage Trust, Class
A1, Series 2023-1, 4.75%, 9/26/67,
Callable 7/25/26 @ 100
(a)(b)
885,791
1,861,821 Angel Oak Mortgage Trust, Class
A1, Series 2025-11, 4.98%,
10/25/70, Callable 10/25/28 @ 100
(a)
(b)
1,852,796
1,368,703 Angel Oak Mortgage Trust, Class
A1, Series 2025-2, 5.64%, 2/25/70,
Callable 2/25/28 @ 100
(a)(b)
1,374,691
863,826 Angel Oak Mortgage Trust, Class
A1, Series 2023-6, 6.50%, 12/25/67,
Callable 8/25/26 @ 100
(a)(b)
863,306
640,000 Apidos CLO LIII, Class A1,
Series 2025-53A, 5.00%
(TSFR3M+132bps), 7/20/38,
Callable 7/20/27 @ 100
(a)
640,872
4,495,000 ARES Loan Funding I, Ltd., Class
AR, Series 2021-ALFA, 4.84%
(TSFR3M+117bps), 4/15/39,
Callable 4/15/28 @ 100
(a)
4,486,456
750,000 Arini European CLO X DAC,
Class A, Series 10X, 3.62%
(EUR003M+128bps), 7/15/40,
Callable 1/15/28 @ 100
(a)
856,878
670,000 Arini US CLO V, Ltd.,
Class A, Series 5A, 4.90%
(TSFR3M+123bps), 4/15/39,
Callable 4/15/28 @ 100
(a)
670,790
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,006,083 Arroyo Mortgage Trust, Class A1,
Series 2022-2, 5.95%, 7/25/57,
Callable 7/25/26 @ 100
(a)
$ 1,002,221
972,942 Battalion CLO IX, Ltd., Class
ARR, Series 2015-9A, 4.63%
(TSFR3M+96bps), 7/15/31, Callable
7/15/26 @ 100
(a)
972,942
488,474 Battalion CLO X, Ltd., Class
A1R3, Series 2016-10A, 4.81%
(TSFR3M+114bps), 1/24/35,
Callable 10/24/26 @ 100
(a)
488,698
1,300,000 Battalion CLO XIX, Ltd., Class
AR, Series 2021-19A, 4.65%
(TSFR3M+104bps), 4/15/34,
Callable 1/15/27 @ 100
(a)
1,299,839
1,750,000 Benefit Street Partners CLO, Ltd.,
Class A1R, Series 2015-6BR,
4.86% (TSFR3M+118bps), 4/20/38,
Callable 4/20/27 @ 100
(a)
1,749,137
2,375,000 Bethpage Park CLO, Ltd., Class
AR, Series 2021-1A, 4.70%
(TSFR3M+106bps), 10/15/36,
Callable 1/15/27 @ 100
(a)
2,375,005
640,000 Birch Grove CLO 16, Ltd., Class
D1, Series 2026-16A, 6.61%
(TSFR3M+295bps), 4/23/39,
Callable 4/23/28 @ 100
(a)
639,917
1,331,000 Bletchley Park Funding plc, Class
A, Series 2026-1, 4.54% (SONIO/
N+80bps), 1/27/70, Callable 6/27/30
@ 100
(a)
1,763,439
134,000 Bletchley Park Funding plc, Class
B, Series 2026-1, 4.74% (SONIO/
N+100bps), 1/27/70, Callable
6/27/30 @ 100
(a)
177,706
1,989,871 BRAVO Residential Funding Trust,
Class A1, Series 2025-NQM4,
5.61%, 2/25/65, Callable 4/25/28 @
100
(a)(b)
1,991,703
1,506,216 BRAVO Residential Funding Trust,
Class A1, Series 2023-NQM6,
6.60%, 9/25/63, Callable 8/25/26 @
100
(a)(b)
1,526,807
1,872,552 BRAVO Residential Funding Trust,
Class A1, Series 2025-NQM2,
5.68%, 11/25/64, Callable 2/25/28
@ 100
(a)(b)
1,883,299
1,234,739 BRAVO Residential Funding Trust,
Class A1, Series 2025-NQM3,
5.57%, 3/25/65, Callable 3/25/28 @
100
(a)(b)
1,238,632
3,550,000 Bridge Street CLO IV, Ltd., Class
A1R, Series 2024-1A, 4.93%
(TSFR3M+129bps), 4/20/39,
Callable 4/20/28 @ 100
(a)
3,548,320

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 335,000 Bryant Park Funding, Ltd., Class
D1R, Series 2024-23A, 6.60%
(TSFR3M+295bps), 5/15/37,
Callable 5/15/27 @ 100
(a)
$ 335,786
335,000 Bryant Park Funding, Ltd., Class
A1R, Series 2023-19A, 4.87%
(TSFR3M+120bps), 4/15/38,
Callable 4/15/27 @ 100
(a)
335,141
740,000 Canyon CLO 2020-1, Ltd., Class
BR2, Series 2020-1A, 5.32%
(TSFR3M+165bps), 7/15/34,
Callable 7/15/26 @ 100 740,601
355,000 Canyon CLO, Ltd., Class AR, Series
2021-4A, 4.77% (TSFR3M+110bps),
10/15/34, Callable 10/15/26 @ 100
(a)
354,991
850,000 Canyon CLO, Ltd., Class AR, Series
2021-3A, 4.76% (TSFR3M+109bps),
7/15/34, Callable 7/15/26 @ 100
(a)
849,979
335,000 Carlyle US CLO, Ltd., Class
DR, Series 2024-1A, 6.92%
(TSFR3M+325bps), 4/15/39,
Callable 4/15/28 @ 100
(a)
332,079
565,000 CarVal CLO IX-C, Ltd., Class
AR, Series 2024-1A, 4.98%
(TSFR3M+132bps), 4/20/37,
Callable 10/20/27 @ 100
(a)
566,301
172,148 Chase Home Lending Mortgage
Trust, Class A11, Series 2019-ATR2,
4.66% (TSFR1M+101bps), 7/25/49,
Callable 6/25/27 @ 100
(a)
168,644
3,099,240 Chase Home Lending Mortgage
Trust, Class A11, Series 2025-
11, 4.93% (SOFR30A+130bps),
2/25/56, Callable 4/25/40 @ 100
(a)
3,087,409
1,903,837 Chase Home Lending Mortgage
Trust, Class A11, Series 2025-
2, 4.83% (SOFR30A+120bps),
12/25/55, Callable 9/25/35 @ 100
(a)
1,910,015
2,010,661 Chase Home Lending Mortgage
Trust, Class A11, Series 2025-
8, 4.93% (SOFR30A+130bps),
6/25/56, Callable 2/25/34 @ 100
(a)
2,017,002
450,000 CIFC Funding, Ltd., Class
CR3, Series 2017-1AR
(TSFR3M+180bps), 4/21/37
(a)
449,975
250,000 CIFC Funding, Ltd., Class
A1, Series 2026-1A, 4.82%
(TSFR3M+117bps), 4/25/38,
Callable 4/25/28 @ 100
(a)
249,861
79,475 CIM Trust, Class A1, Series
2021-R6, 1.43%, 7/25/61, Callable
9/25/26 @ 100
(a)(b)
73,456
469,396 CIM Trust, Class A11, Series 2019-
INV3, 4.69% (SOFR30A+106bps),
8/25/49, Callable 10/25/30 @ 100
(a)
466,217
1,137,194 COLT Mortgage Loan Trust, Class
A1, Series 2025-INV2, 5.60%,
2/25/70, Callable 2/25/28 @ 100
(a)(b)
1,136,136
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 385,902 COLT Mortgage Loan Trust, Class
A1, Series 2023-4, 7.16%, 10/25/68,
Callable 10/25/26 @ 100
(a)(b)
$ 390,049
1,263,400 Cross Mortgage Trust, Class A1,
Series 2025-H6, 5.18%, 7/25/70,
Callable 7/25/28 @ 100
(a)(b)
1,254,371
1,937,432 Cross Mortgage Trust, Class A1,
Series 2025-H2, 5.36%, 3/25/70,
Callable 2/25/28 @ 100
(a)(b)
1,940,072
462,047 Cross Mortgage Trust, Class A1A,
Series 2023-H2, 7.14%, 11/25/68,
Callable 10/25/26 @ 100
(a)(b)
471,319
3,810,000 Cross Mortgage Trust, Class A1,
Series 2026-NQM7, 5.46%, 6/25/71,
Callable 5/25/29 @ 100
(a)(b)
3,811,030
378,337 CSMC, Class A1, Series 2021-
NQM4, 1.10%, 5/25/66, Callable
7/25/26 @ 100
(a)(b)
334,496
1,165,582 CSMC, Class A1, Series 2021-
NQM8, 2.84%, 10/25/66, Callable
7/25/26 @ 100
(a)(b)
1,060,835
515,000 Diameter Capital CLO 6, Ltd.,
Class A1R, Series 2024-6A, 4.95%
(TSFR3M+128bps), 4/15/39,
Callable 4/15/28 @ 100
(a)
516,290
118,693 Dryden 37 Senior Loan Fund,
Class AR, Series 2015-37A, 5.03%
(TSFR3M+136bps), 1/15/31,
Callable 7/15/26 @ 100
(a)
118,691
335,000 Dryden 61 CLO, Ltd., Class
B2R, Series 2018-61A, 5.26%
(TSFR3M+158bps), 1/17/32,
Callable 7/17/26 @ 100
(a)
335,491
940,951 EFMT, Class A1, Series 2025-
NQM4, 4.97%, 9/25/70, Callable
8/25/28 @ 100
(a)(b)
932,379
650,000 Elmwood CLO 20, Ltd., Class
AR2, Series 20 2022-7A, 4.83%
(TSFR3M+120bps), 1/20/39,
Callable 1/20/28 @ 100
(a)
650,366
645,000 Elmwood CLO VI, Ltd., Class
BRR, Series 2020-3A, 5.38%
(TSFR3M+170bps), 7/18/37
(a)
646,633
500,000 Elmwood European CLO 2
Dac , Class A, Series 2026-2X
(EUR003M+128bps), 7/15/38,
Callable 4/15/28 @ 100
(a)
571,341
327,450 Flagstar Mortgage Trust, Class
A11, Series 2019-1INV, 4.71%
(TSFR1M+106bps), 10/25/49,
Callable 2/25/29 @ 100
(a)
323,900
1,120,000 Flatiron CLO 23 LLC, Class
AR, Series 2023-1A, 4.92%
(TSFR3M+124bps), 4/17/36,
Callable 7/17/26 @ 100
(a)
1,120,295

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,834,000 Frontier Mortgage Funding plc,
Class A, Series 2026-1, 4.53%
(SONIO/N+80bps), 12/20/66,
Callable 9/20/29 @ 100
(a)
$ 2,432,216
316,000 Frontier Mortgage Funding plc,
Class B, Series 2026-1, 4.73%
(SONIO/N+100bps), 12/20/66,
Callable 9/20/29 @ 100
(a)
417,834
102,093 FS RIALTO, Class A, Series 2021-
FL2, 5.22% (TSFR1M+158bps),
5/16/38, Callable 7/16/26 @ 100
(a)
101,997
1,600,000 Garnet CLO 2, Ltd., Class A, Series
2025-2A, 5.03% (TSFR3M+135bps),
10/20/38, Callable 10/20/27 @ 100
(a)
1,604,800
1,524,451 GCAT Trust, Class A1, Series 2021-
NQM7, 1.92%, 8/25/66, Callable
6/25/29 @ 100
(a)(b)
1,436,998
1,295,571 GCAT Trust, Class A1, Series 2025-
NQM6, 4.94%, 10/25/70, Callable
11/25/28 @ 100
(a)(b)
1,280,538
2,031,648 GCAT Trust, Class A1, Series 2025-
INV2, 6.00%, 5/25/55, Callable
1/25/37 @ 100
(a)(b)
2,068,471
335,000 Goldentree Loan Management
US CLO 17, Ltd., Class BR,
Series 2023-17A, 5.33%
(TSFR3M+165bps), 1/20/39,
Callable 7/20/27 @ 100
(a)
335,764
1,325,000 Golub Capital Partners CLO 81 B,
Ltd., Class A1, Series 2025-81A,
4.99% (TSFR3M+131bps), 7/20/38,
Callable 7/20/27 @ 100
(a)
1,326,811
1,038,248 GS Mortgage Backed Securities
Trust, Class A1, Series 2025-NQM4,
5.01%, 10/25/65, Callable 9/25/28
@ 100
(a)(b)
1,028,435
1,514,882 GS Mortgage Backed Securities
Trust, Class A1, Series 2025-DSC2,
5.04%, 1/25/66, Callable 10/25/28
@ 100
(a)(b)
1,500,422
1,011,594 GS Mortgage Backed Securities
Trust, Class A1, Series 2025-NQM5,
5.01%, 7/25/65, Callable 11/25/28
@ 100
(a)(b)
1,003,019
1,500,000 Halseypoint CLO 7, Ltd., Class
A1R, Series 2023-7A, 5.13%
(TSFR3M+145bps), 7/20/38,
Callable 7/20/27 @ 100
(a)
1,504,114
2,020,269 Homes Trust, Class A1, Series
2025-NQM2, 5.43%, 2/25/70,
Callable 4/25/28 @ 100
(a)(b)
2,013,646
1,879,000 Hops Hill NO 6 PLC, Class B, Series
6 (SONIO/N+100bps), 6/21/58,
Callable 4/21/30 @ 100
(a)
2,491,943
510,000 ICG US CLO 2025-2, Ltd.,
Class C, Series 2025-2A, 5.68%
(TSFR3M+200bps), 1/18/39,
Callable 1/18/28 @ 100
(a)
511,542
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 3,245,000 INCREF LLC, Class A, Series 2025-
FL1, 5.37% (TSFR1M+173bps),
10/19/42, Callable 11/19/27 @ 100
(a)
$ 3,254,115
525,000 Invesco US CLO 2024 1, Ltd.,
Class BR2, Series 2024-1RA,
5.42% (TSFR3M+175bps), 4/15/37,
Callable 4/15/27 @ 100
(a)
526,313
3,038 J.P. Morgan Mortgage Trust, Class
A11, Series 2020-LTV1, 4.70%
(TSFR1M+111bps), 6/25/50,
Callable 8/25/30 @ 100
(a)
3,040
480,639 J.P. Morgan Mortgage Trust, Class
A3, Series 2024-2, 6.00%, 8/25/54,
Callable 3/25/31 @ 100
(a)(b)
487,398
243,050 J.P. Morgan Mortgage Trust, Class
A11, Series 2019-INV3, 4.76%
(TSFR1M+111bps), 5/25/50,
Callable 8/25/33 @ 100
(a)
242,207
781,357 J.P. Morgan Mortgage Trust, Class
A12, Series 2021-12, 5.00%,
2/25/52, Callable 10/25/47 @ 100
(a)
(b)
764,753
115,339 J.P. Morgan Mortgage Trust,
Class A11, Series 2019-7, 4.66%
(TSFR1M+101bps), 2/25/50,
Callable 3/25/32 @ 100
(a)
113,164
302,902 J.P. Morgan Mortgage Trust, Class
A11, Series 2019-INV2, 4.66%
(TSFR1M+101bps), 2/25/50,
Callable 9/25/33 @ 100
(a)
300,898
1,254,870 J.P. Morgan Mortgage Trust, Class
A12, Series 2021-14, 5.00%,
5/25/52, Callable 2/25/41 @ 100
(a)(b)
1,228,204
788,837 J.P. Morgan Mortgage Trust,
Class A4, Series 2021-10, 2.50%,
12/25/51, Callable 10/25/46 @ 100
(a)
(b)
701,070
2,000,000 Jamestown CLO XVII Ltd, Class
AR, Series 2021-17A, 4.87%
(TSFR3M+120bps), 1/25/35,
Callable 7/25/26 @ 100
(a)
1,999,586
315,000 Kennedy Lewis CLO 6, Ltd.,
Class AR2, Series 6A, 5.06%
(TSFR3M+140bps), 10/22/37,
Callable 10/22/26 @ 100
(a)
315,658
2,600,000 KKR CLO 27, Ltd., Class
A1R2, Series 2027A, 4.78%
(TSFR3M+111bps), 1/15/35,
Callable 7/15/26 @ 100
(a)
2,600,269
1,600,000 KKR CLO 38, Ltd., Class BR, Series
38A, 5.35% (TSFR3M+168bps),
1/15/38, Callable 1/15/27 @ 100
(a)
1,602,465
1,040,000 KKR CLO 50, Ltd., Class
A1R, Series 2024-50A, 4.92%
(TSFR3M+127bps), 4/20/39,
Callable 4/20/28 @ 100
(a)
1,040,501

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 350,000 KKR CLO 58, Ltd., Class
D1, Series 2025-58A, 6.57%
(TSFR3M+290bps), 10/15/38,
Callable 10/15/27 @ 100
(a)
$ 350,884
1,535,000 KKR CLO 59, Ltd., Class
A1, Series 2025-59A, 4.92%
(TSFR3M+124bps), 1/15/39,
Callable 1/15/28 @ 100
(a)
1,534,358
1,235,000 KKR CLO 63, Ltd., Class
A1, Series 2026-63A, 4.86%
(TSFR3M+118bps), 4/20/39,
Callable 4/20/28 @ 100
(a)
1,233,503
830,000 Madison Park Funding LII, Ltd.,
Class BR, Series 2021-52A, 5.21%
(TSFR3M+155bps), 1/22/35,
Callable 7/22/26 @ 100
(a)
826,683
515,000 Madison Park Funding LX, Ltd.,
Class A1R, Series 2022-60A, 5.04%
(TSFR3M+137bps), 10/25/37,
Callable 10/25/26 @ 100
(a)
515,195
2,960,000 Madison Park Funding XXXIII, Ltd.,
Class AR2, Series 2019-33A, 4.67%
(TSFR3M+103bps), 10/15/32,
Callable 1/15/27 @ 100
(a)
2,961,378
1,510,000 Madison Park Funding XXXIX,
Ltd., Class ARR, Series 2021-
39AR, 4.66% (TSFR3M+103bps),
10/22/34
(a)
1,509,996
3,585,000 Marble Point CLO Xxiii , Ltd., Class
A1R, Series 23 2021-4A, 4.82%
(TSFR3M+116bps), 1/22/35,
Callable 10/22/26 @ 100
(a)
3,586,314
895,332 MFA Trust, Class A1, Series 2023-
INV2, 6.78%, 10/25/58, Callable
9/25/26 @ 100
(a)(b)
898,672
2,631,193 MFA Trust, Class A1, Series 2026-
NQM2, 5.51%, 5/25/71, Callable
5/25/29 @ 100
(a)(b)
2,629,600
4,232,875 MFA Trust, Class A1, Series 2025-
NQM1, 5.44%, 3/25/70, Callable
2/25/28 @ 100
(a)(b)
4,220,274
1,886,989 MFA Trust, Class A1, Series 2023-
NQM3, 6.62%, 7/25/68, Callable
8/25/26 @ 100
(a)(b)
1,902,176
1,275,201 MFA Trust, Class A1, Series 2025-
NQM2, 5.68%, 5/27/70, Callable
5/25/28 @ 100
(a)(b)
1,274,759
1,660,157 Morgan Stanley Residential
Mortgage Loan Trust, Class A1,
Series 2025-NQM8, 4.96%, 9/25/70,
Callable 10/25/28 @ 100
(a)(b)
1,641,610
6,900,225 Morgan Stanley Residential
Mortgage Loan Trust, Class A1,
Series 2025-NQM3, 5.53%, 5/25/70,
Callable 5/25/28 @ 100
(a)(b)
6,880,088
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 600,000 Neuberger Berman Loan
Advisers CLO 40, Ltd., Class
AR, Series 2021-40A, 4.91%
(TSFR3M+123bps), 10/16/37,
Callable 10/16/26 @ 100
(a)
$ 600,600
525,000 Neuberger Berman Loan
Advisers CLO 42, Ltd., Class
DR, Series 2021-42A, 6.18%
(TSFR3M+250bps), 7/16/36,
Callable 7/16/26 @ 100
(a)
510,571
530,000 New Mountain CLO 6, Ltd.,
Class A, Series CLO-6A, 5.08%
(TSFR3M+140bps), 10/15/37,
Callable 10/20/26 @ 100
(a)
530,872
2,113,554 New Residential Mortgage Loan
Trust, Class A2, Series 2026-NQM7,
5.57%, 6/25/66, Callable 5/25/29 @
100
(a)(b)
2,110,517
3,120,000 New Residential Mortgage Loan
Trust, Class A1, Series 2026-NQM7,
5.42%, 6/25/66, Callable 5/25/29 @
100
(a)(b)
3,115,523
2,197,824 NYMT Loan Trust, Class A1, Series
2026-INV3, 5.31%, 6/27/61, Callable
6/25/29 @ 100
(a)(b)
2,192,272
1,260,000 Oaktree CLO 2021-2, Ltd., Class
AR, Series 2021-2A, 4.64%
(TSFR3M+97bps), 1/15/35, Callable
7/15/26 @ 100
(a)
1,259,445
1,799,177 OBX Trust, Class A1, Series 2025-
NQM4, 5.40%, 2/25/55, Callable
2/25/28 @ 100
(a)(b)
1,794,088
907,970 OBX Trust, Class A1, Series 2025-
NQM3, 5.65%, 12/1/64, Callable
2/25/28 @ 100
(a)(b)
910,241
1,478,622 OBX Trust, Class A1, Series 2025-
NQM6, 5.60%, 3/25/65, Callable
3/25/28 @ 100
(a)(b)
1,476,947
364,154 OBX Trust, Class A1, Series 2023-
NQM9, 7.16%, 10/25/63, Callable
10/25/26 @ 100
(a)(b)
371,983
335,000 OCP CLO 2024-32, Ltd., Class
D1R, Series 2024-32A, 6.23%
(TSFR3M+260bps), 7/23/39
(a)
333,527
1,175,000 OCP CLO 2025-40, Ltd., Class
A, Series 2025-40A, 4.82%
(TSFR3M+114bps), 4/16/38,
Callable 4/16/27 @ 100
(a)
1,171,125
725,000 PARK BLUE CLO, Ltd., Class
A1R, Series 2023-3A, 5.16%
(TSFR3M+148bps), 4/20/37,
Callable 4/20/27 @ 100
(a)
726,937
1,000,000 Penta CLO 14 DAC, Class
ARR, Series 2023-14X, 3.75%
(EUR003M+127bps), 4/20/40,
Callable 1/20/28 @ 100
(a)
1,146,150

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 455,000 Pikes Peak CLO 18, Class
A1, Series 2025-18A, 4.90%
(TSFR3M+122bps), 4/20/38,
Callable 7/20/27 @ 100
(a)
$ 455,114
2,934,733 PMT Loan Trust, Class A35,
Series 2025-CNF1, 4.98%
(SOFR30A+135bps), 10/25/56,
Callable 9/25/42 @ 100
(a)
2,944,807
1,460,000 Polaris 2026-2 plc, Class A, Series
2026-2X, 4.62% (SONIO/N+89bps),
3/27/69, Callable 5/27/30 @ 100
(a)
1,936,809
115,000 Polaris 2026-2 plc, Class B,
Series 2026-2X, 4.73% (SONIO/
N+100bps), 3/27/69, Callable
5/27/30 @ 100
(a)
152,519
645,000 Post CLO, Ltd., Class A1R, Series
2024-1A, 4.88% (TSFR3M+127bps),
3/30/39, Callable 7/20/28 @ 100
(a)
645,646
583,103 PRET Trust, Class A1, Series 2025-
RPL2, 4.00%, 8/25/64, Callable
3/25/27 @ 100
(a)(b)
563,524
1,648,514 PRKCM Trust, Class A1, Series
2021-AFC2, 2.07%, 11/25/56,
Callable 10/25/43 @ 100
(a)(b)
1,396,981
3,224,632 PRKCM Trust, Class A1, Series
2026-AFC2, 5.37%, 4/25/61,
Callable 3/25/29 @ 100
(a)(b)
3,207,543
522,978 PRPM LLC, Class A1, Series 2024-
RCF1, 4.00%, 1/25/54, Callable
7/25/26 @ 100
(a)(b)
514,625
2,227,824 PRPM Trust, Class A1, Series 2026-
NQM1, 5.13%, 2/25/71, Callable
3/25/29 @ 100
(a)(b)
2,211,055
550,643 PRPM Trust, Class A1, Series 2024-
NQM2, 6.33%, 6/25/69, Callable
7/25/27 @ 100
(a)(b)
553,150
1,441,833 PRPM Trust, Class A1, Series 2025-
NQM1, 5.80%, 11/25/69, Callable
2/25/28 @ 100
(a)(b)
1,451,407
210,775 RATE Mortgage Trust, Class A8,
Series 2024-J3, 5.50%, 10/25/54,
Callable 1/25/29 @ 100
(a)(b)
210,156
250,000 Regatta 36 Funding, Ltd., Class
D1, Series 2026-1A, 6.67%
(TSFR3M+300bps), 4/15/39,
Callable 4/15/28 @ 100
(a)
251,744
3,885,000 Regatta Xvi Funding, Ltd., Class
A1R2, Series 16 2019-2A, 4.86%
(TSFR3M+119bps), 4/15/39,
Callable 4/15/28 @ 100
(a)
3,882,085
1,400,967 Regatta XVIII Funding, Ltd., Class
A1R, Series 2021-1A, 4.83%
(TSFR3M+116bps), 4/15/38,
Callable 4/15/27 @ 100
(a)
1,398,585
1,535,000 Rockford Tower CLO 2024-1, Ltd.,
Class A1, Series 2024-1A, 5.29%
(TSFR3M+161bps), 4/20/37,
Callable 7/20/26 @ 100
(a)
1,535,000
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 750,000 Sculptor European CLO VIII Dac ,
Class A1R, Series 8X, 3.46%
(EUR003M+128bps), 1/17/38
(a)
$ 857,303
955,333 Seasoned Credit Risk Transfer
Trust, Class MA, Series 2019-2,
3.50%, 8/26/58, Callable 8/25/51
@ 100 906,502
334,981 Seasoned Credit Risk Transfer
Trust, Class MA, Series 2018-2,
3.50%, 11/25/57, Callable 6/25/43
@ 100 322,440
3,154,007 Sequoia Mortgage Trust, Class
A26F, Series 2025-10, 4.88%
(SOFR30A+125bps), 11/25/55,
Callable 6/25/35 @ 100
(a)
3,136,642
2,109,533 Sequoia Mortgage Trust, Class
A1A, Series 2024-HYB1, 4.51%,
11/25/63, Callable 6/25/33 @ 100
(a)
(b)
2,111,447
441,695 Sequoia Mortgage Trust, Class A1,
Series 2022-1, 2.50%, 2/25/52,
Callable 6/25/43 @ 100
(a)(b)
363,468
2,411,165 Sequoia Mortgage Trust, Class A1A,
Series 2026-HYB1, 4.67%, 4/25/56,
Callable 12/25/41 @ 100
(a)(b)
2,344,603
562,632 SG Residential Mortgage Trust,
Class A1, Series 2021-1, 1.16%,
7/25/61, Callable 7/25/26 @ 100
(a)(b)
462,624
1,695,947 SG Residential Mortgage Trust,
Class A1, Series 2026-2, 5.25%,
4/25/66, Callable 3/25/29 @ 100
(a)(b)
1,693,200
705,000 Sixth Street CLO 32, Ltd., Class
D1, Series 2026-32A, 6.76%
(TSFR3M+310bps), 4/21/39,
Callable 4/21/28 @ 100
(a)
707,053
2,575,000 Sixth Street CLO XXII, Ltd., Class
AR, Series 2023-22A, 4.80%
(TSFR3M+113bps), 4/21/38,
Callable 7/21/26 @ 100
(a)
2,571,104
394,674 Sound Point CLO XIX, Ltd.,
Class B1, Series 2018-1A, 5.38%
(TSFR3M+171bps), 4/15/31,
Callable 7/15/26 @ 100
(a)
394,859
1,370,000 Sound Point Clo XXXI, Ltd.,
Class AR, Series 2021-3A, 4.69%
(TSFR3M+107bps), 10/25/34,
Callable 1/25/27 @ 100
(a)
1,369,495
425,000 Tikehau US CLO IV, Ltd., Class
C1R, Series 2023-1A, 5.97%
(TSFR3M+230bps), 3/15/38,
Callable 10/15/27 @ 100
(a)
427,247
3,200,000 TRESTLES CLO 2017-1, Ltd.,
Class A1RR, Series 2017-1A,
5.13% (TSFR3M+146bps), 7/25/37,
Callable 7/25/26 @ 100
(a)
3,206,335

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2,179,850 Trinitas CLO XII, Ltd., Class
A1R2, Series 2020-12A, 4.72%
(TSFR3M+105bps), 4/25/33,
Callable 7/25/26 @ 100
(a)
$ 2,180,615
6,190,000 Trinitas CLO XVIII, Ltd., Class
A1R, Series 2021-18A, 4.90%
(TSFR3M+122bps), 1/20/35,
Callable 7/20/26 @ 100
(a)
6,193,343
1,448,000 Twin Bridges plc, Class A, Series
2026-1X (SONIO/N+86bps),
10/17/71, Callable 10/17/29 @ 100
(a)
1,920,573
201,000 Twin Bridges plc, Class B, Series
2026-1X (SONIO/N+100bps),
10/17/71, Callable 10/17/29 @ 100
(a)
266,568
2,465,433 UWM Mortgage Trust, Class A10,
Series 2021-INV5, 5.00%, 1/25/52,
Callable 10/25/45 @ 100
(a)(b)
2,406,879
1,838,092 Verus Securitization Trust, Class
A1, Series 2025-9, 4.94%, 10/27/70,
Callable 10/25/28 @ 100
(a)(b)
1,817,618
1,322,334 Verus Securitization Trust, Class
A1, Series 2022-2, 4.26%, 2/25/67,
Callable 12/25/27 @ 100
(a)(b)
1,259,517
2,569,492 Verus Securitization Trust, Class
A2, Series 2026-5, 5.62%, 5/25/71,
Callable 6/25/29 @ 100
(a)(b)
2,567,970
3,250,000 Verus Securitization Trust, Class
M1, Series 2024-5, 6.70%, 6/25/69,
Callable 6/25/27 @ 100
(a)(b)
3,285,510
280,000 Voya CLO 2017-3, Ltd., Class
AAR2, Series 2017-3A, 5.28%
(TSFR3M+160bps), 4/20/34,
Callable 7/20/26 @ 100
(a)
280,136
330,000 Wellfleet CLO 2021 4, Ltd., Class
A1R, Series 2021-4A, 4.97%
(TSFR3M+130bps), 10/25/38,
Callable 10/25/27 @ 100
(a)
330,429
250,000 Wind River 2024 1 CLO, Ltd.,
Class AR, Series 2024-1A, 4.98%
(TSFR3M+133bps), 4/20/37,
Callable 4/20/27 @ 100
(a)
249,992
Total Collateralized Mortgage Obligations (Cost
$228,480,261) 228,101,646
Collateralized Mortgage-Backed Securities
(5.9%):
2,045,000 1345T, Class A, Series 2025-
AOA, 5.23% (TSFR1M+160bps),
6/15/42
(a)
2,049,489
2,415,000 425 Trust, Class C, Series
425 2026-LEX, 6.34%
(TSFR1M+270bps), 7/15/43
(a)
2,415,000
1,220,000 425 Trust, Class B, Series
425 2026-LEX, 5.74%
(TSFR1M+210bps), 7/15/43
(a)
1,220,000
1,693,000 425 Trust, Class A, Series
425 2026-LEX, 5.31%
(TSFR1M+167bps), 7/15/43
(a)
1,693,000
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 1,454,000 ALA Trust, Class B, Series 2025-
OANA, 5.47% (TSFR1M+184bps),
6/15/40
(a)
$ 1,459,343
2,308,000 ALA Trust, Class A, Series 2025-
OANA, 5.37% (TSFR1M+174bps),
6/15/40
(a)
2,318,138
2,810,000 Alen Mortgage Trust, Class
A, Series 2021-ACEN, 4.89%
(TSFR1M+126bps), 4/15/34
(a)
2,671,146
290,000 ARES Commercial  Mortgage Trust,
Class C, Series 2026-AZURE,
5.53% (TSFR1M+190bps),
3/15/38
(a)
290,367
713,000 ARES Commercial  Mortgage Trust,
Class B, Series 2026-AZURE,
5.23% (TSFR1M+160bps),
3/15/38
(a)
712,997
1,015,000 Atrium Hotel Portfolio Trust 2024
Atrm , Class A, Series 2024-ATRM,
5.59%, 11/10/29
(a)(b)
1,018,273
2,720,000 BAY Mortgage Trust, Class
A, Series 2025-LIVN, 5.43%
(TSFR1M+180bps), 5/15/35
(a)
2,720,943
563,000 BBCMS Mortgage Trust, Class D,
Series 2025-C35, 4.50%, 7/15/58,
Callable 7/15/35 @ 100
(a)
436,850
4,229,000 BBCMS Mortgage Trust, Class
A, Series 2018-TALL, 4.55%
(TSFR1M+92bps), 3/15/37
(a)
3,996,578
1,405,000 BBCMS Mortgage Trust, Class A4,
Series 2023-C22, 6.52%, 11/15/56,
Callable 10/15/33 @ 100
(b)
1,495,665
3,120,000 Benchmark Mortgage Trust, Class
A5, Series 2019-B12, 3.12%,
8/15/52, Callable 8/15/29 @ 100 2,945,433
1,040,000 Benchmark Mortgage Trust, Class
B, Series 2019-B15, 3.56%,
12/15/72, Callable 12/15/29 @ 100 896,996
2,340,000 BFLD Commercial Mortgage Trust,
Class A, Series 2025-660F, 5.13%
(TSFR1M+150bps), 11/15/42
(a)
2,345,478
750,000 BFLD Commercial Mortgage Trust,
Class A, Series 2024-UNIV, 5.12%
(TSFR1M+149bps), 11/15/41
(a)
750,759
1,641,000 BFLD Commercial Mortgage Trust,
Class B, Series 2025-660F, 5.43%
(TSFR1M+180bps), 11/15/42
(a)
1,647,068
2,636,000 BFLD Commercial Mortgage Trust,
Class B, Series 2025-5MW, 5.33%,
10/10/42
(a)(b)
2,619,629
560,000 BFLD Commercial Mortgage Trust,
Class B, Series 2024-UNIV, 5.47%
(TSFR1M+184bps), 11/15/41
(a)
560,556
2,141,363 BFLD Mortgage Trust, Class
A, Series 2024-WRHS, 5.12%
(TSFR1M+149bps), 7/15/39
(a)
2,142,732

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 1,185,000 BFLD Trust, Class A, Series 2025-
FPM, 5.18%, 10/10/40
(a)(b)
$ 1,181,897
1,493,000 BFLD Trust, Class B, Series 2025-
FPM, 5.78%, 10/10/40
(a)(b)
1,494,121
1,270,000 BMO Mortgage Trust, Class A3,
Series 2024-5C8, 5.63%, 12/15/57,
Callable 12/15/29 @ 100
(b)
1,297,057
2,360,000 BPR Commercial Mortgage Trust,
Class A, Series 2025-STAR, 5.11%,
11/5/42
(a)(b)
2,340,576
2,435,000 Bridge Commercial  Mortgage Trust,
Class A, Series 1 2026-MF, 4.85%
(TSFR1M+125bps), 6/15/39
(a)
2,439,313
805,000 BSTN Commercial Mortgage Trust,
Class A, Series 2025-HUB, 5.06%,
4/13/41
(a)(b)
798,126
1,426,000 BSTN Commercial Mortgage Trust,
Class A, Series 2025-1C, 5.55%,
6/15/44
(a)(b)
1,446,272
2,000,000 BX Commercial Mortgage Trust,
Class A, Series 2020-VIV4, 2.84%,
3/9/44, Callable 3/9/30 @ 100
(a)
1,849,139
3,015,000 BX Commercial Mortgage Trust,
Class A, Series 2026-VLT9, 5.33%
(TSFR1M+170bps), 3/15/45
(a)
3,013,723
947,436 BX Commercial Mortgage Trust,
Class B, Series 2024-MF, 5.32%
(TSFR1M+169bps), 2/15/39
(a)
949,104
827,790 BX Commercial Mortgage Trust,
Class A, Series 2024-XL4, 5.07%
(TSFR1M+144bps), 2/15/39
(a)
829,269
1,538,485 BX Commercial Mortgage Trust,
Class A, Series 2024-BRBK, 6.51%
(TSFR1M+288bps), 10/15/41
(a)
1,542,516
2,410,958 BX Commercial Mortgage Trust,
Class A, Series 2024-AIRC, 5.32%
(TSFR1M+169bps), 8/15/41
(a)
2,420,148
2,220,163 BX Commercial Mortgage Trust,
Class B, Series 2024-AIRC, 5.77%
(TSFR1M+214bps), 8/15/41
(a)
2,228,522
2,978,000 BX Trust, Class B, Series 2026-
PNDA, 5.13% (TSFR1M+150bps),
5/15/43
(a)
2,985,751
940,000 BX Trust, Class B, Series 2024-
BIO, 5.57% (TSFR1M+194bps),
2/15/41
(a)
939,323
2,691,398 BX Trust, Class A, Series 2024-
VLT4, 5.12% (TSFR1M+149bps),
6/15/41
(a)
2,692,980
1,530,000 BX Trust, Class A, Series 2025-
VLT6, 5.07% (TSFR1M+144bps),
3/15/42
(a)
1,528,078
1,273,000 BX Trust, Class A, Series 2025-
TAIL, 5.03% (TSFR1M+140bps),
6/15/35
(a)
1,275,298
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 1,170,000 BX Trust, Class A, Series 2026-
PNDA, 4.93% (TSFR1M+130bps),
5/15/43
(a)
$ 1,172,549
3,049,000 BX Trust, Class A, Series 2025-
LIFE, 6.08%, 6/13/47
(a)(b)
3,028,468
1,272,000 BX Trust, Class A, Series 2026-
CLS, 5.03% (TSFR1M+140bps),
5/15/43
(a)
1,274,210
4,289,598 BX Trust, Class A, Series 2025-
ROIC, 4.77% (TSFR1M+114bps),
3/15/30
(a)
4,282,808
446,426 Cantor Commercial Real Estate
Lending, Class A4, Series 2019-
CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 410,358
1,950,000 CEDR Commercial Mortgage Trust,
Class A, Series 2022-SNAI, 4.61%
(TSFR1M+99bps), 2/15/39
(a)
1,915,021
1,460,000 CONE Trust, Class A, Series 2024-
DFW1, 5.27% (TSFR1M+164bps),
8/15/41
(a)
1,454,142
485,000 CSAIL Commercial Mortgage Trust,
Class B, Series 2019-C15, 4.48%,
3/15/52, Callable 2/15/29 @ 100 459,563
2,135,000 CSMC, Class B, Series 2021-
BHAR, 5.24% (TSFR1M+161bps),
11/15/38
(a)
2,127,782
833,000 CSTL Commercial Mortgage Trust,
Class B, Series 2026-GATE3,
5.10%, 2/10/43
(a)(b)
816,492
1,900,000 DBC Mortgage Trust, Class
A, Series 2025-DBC, 4.98%
(TSFR1M+135bps), 11/15/42,
Callable 11/15/27 @ 100
(a)
1,901,796
664,000 DK Trust, Class A, Series 2025-
LXP, 5.23% (TSFR1M+159bps),
8/15/37
(a)
666,037
5,430,000 ELM Trust, Class A15, Series 2024-
ELM, 5.99%, 6/10/39
(a)(b)
5,429,849
5,430,000 ELM Trust, Class A10, Series 2024-
ELM, 5.99%, 6/10/39
(a)(b)
5,429,849
1,010,000 GS Mortgage Securities Corp. Trust,
Class A, Series 2024-RVR, 5.37%,
8/10/41
(a)(b)
1,011,144
1,900,000 Hudson Yards Mortgage Trust,
Class A, Series 2025-SPRL, 5.65%,
1/13/40
(a)(b)
1,931,913
934,000 Idun European Loan Conduit
NO 42 Sarl , Class A, Series 42X
(EUR003M+135bps), 7/28/38
(a)
1,067,370
2,299,000 INTOWN Mortgage Trust, Class
A, Series 2025-STAY, 4.98%
(TSFR1M+135bps), 3/15/42
(a)
2,298,990
1,160,000 INV Mortgage Trust, Class
A, Series 2024-IND, 5.37%
(TSFR1M+174bps), 11/15/41
(a)
1,150,001

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 270,000 J.P. Morgan Chase Commercial
Mortgage Securities Trust, Class D,
Series 2022-OPO, 3.56%, 1/5/39
(a)(b)
$ 227,754
2,732,000 JPMorgan Chase Commercial
Mortgage Securities Trust, Class
A, Series 2026-FUN, 5.25%
(TSFR1M+165bps), 6/15/39
(a)
2,731,995
252,118 LBA Trust, Class A, Series 2024-
7IND, 5.07% (TSFR1M+144bps),
10/15/41
(a)
252,372
851,000 LQR Trust, Class A, Series 2025-
CALI, 5.23% (TSFR1M+160bps),
1/15/43
(a)
850,996
1,545,000 Manhattan West Mortgage Trust,
Class A, Series 2020-1MW, 2.13%,
9/10/39
(a)
1,495,775
271,623 MCR Mortgage Trust, Class
A, Series 2024-HF1, 5.42%
(TSFR1M+179bps), 12/15/41
(a)
271,994
630,000 MF1, Class A, Series 2021-
W10, 4.70% (TSFR1M+107bps),
12/15/34
(a)
627,393
1,115,000 MIRA Trust, Class A, Series 2023-
MILE, 6.75%, 6/10/38
(a)
1,137,559
872,000 MLTI Trust, Class C10, Series 2026-
MLTI, 5.42% (TSFR1M+180bps),
6/15/31
(a)
874,283
1,974,000 MLTI Trust, Class B, Series 2026-
SF75, 5.33% (TSFR1M+170bps),
3/15/36
(a)
1,974,817
1,540,000 Morgan Stanley Capital I Trust,
Class A4, Series 2016-BNK2,
3.05%, 11/15/49, Callable 11/15/26
@ 100 1,525,074
2,876,000 NCMF Trust, Class A, Series 2025-
MFS, 5.05%, 6/10/33
(a)(b)
2,856,066
1,755,000 NCMF Trust, Class B, Series 2025-
MFS, 5.69%, 6/10/33
(a)(b)
1,755,286
1,910,000 NRTH Commercial Mortgage Trust,
Class A, Series 2025-PARK, 5.02%
(TSFR1M+139bps), 10/15/40
(a)
1,914,680
345,000 NY Commercial Mortgage Trust,
Class A, Series 2025-299P, 5.85%,
2/10/47
(a)(b)
356,818
1,630,000 NYC Commercial Mortgage Trust,
Class A, Series 2025-11X, 5.37%
(TSFR1M+174bps), 10/15/40
(a)
1,636,979
1,881,000 NYC Commercial Mortgage Trust,
Class A, Series 2025-3BP, 4.84%
(TSFR1M+121bps), 2/15/42
(a)
1,880,407
1,425,302 One New York Plaza Trust, Class
A, Series 2020-1NYP, 4.69%
(TSFR1M+106bps), 1/15/36
(a)
1,384,280
701,000 ONNI Commerical Mortgage Trust,
Class A, Series 2024-APT, 5.75%,
7/15/39
(a)(b)
705,793
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 1,117,000 PRM5 Trust, Class A, Series 2025-
PRM5, 4.62%, 3/10/33
(a)(b)
$ 1,107,187
732,000 SCG Commercial Mortgage Trust,
Class B, Series 2025-DLFN, 5.13%
(TSFR1M+150bps), 3/15/35
(a)
732,495
3,018,000 SCG Commercial Mortgage Trust,
Class A, Series 2025-DLFN, 4.83%
(TSFR1M+120bps), 3/15/35
(a)
3,017,988
8,697 SG Commercial Mortgage Securities
Trust, Class A4, Series 2016-C5,
3.06%, 10/10/48, Callable 7/10/26
@ 100 8,688
2,900,000 TCO Commercial Mortgage Trust,
Class A, Series 2024-DPM, 4.87%
(TSFR1M+124bps), 12/15/39
(a)
2,901,190
2,537,000 TEXAS Commercial Mortgage Trust,
Class A, Series 2025-TWR, 4.92%
(TSFR1M+129bps), 4/15/42
(a)
2,530,897
198,000 Together Asset Backed
Securitisation , Class B, Series 2026-
CRE1, 4.93% (SONIO/N+120bps),
2/20/58, Callable 6/20/30 @ 100
(a)
262,665
528,614 Together Asset Backed
Securitisation , Class A, Series 2026-
CRE1, 4.73% (SONIO/N+100bps),
2/20/58, Callable 6/20/30 @ 100
(a)
701,852
5,852,987 Wells Fargo Commercial Mortgage
Trust, Class XA, Series 2016-LC25,
1.00%, 12/15/59, Callable 9/15/26
@ 100
(b)
7,779
316,000 WHARF Commercial Mortgage
Trust, Class B, Series 2025-DC,
5.73%, 7/15/40
(a)(b)
317,782
Total Collateralized Mortgage-Backed
Securities (Cost $146,071,310) 145,534,839
Corporate Bonds (24.1%):
Aerospace & Defense (0.2%):
1,359,000 Boeing Co. (The), 7.01%, 5/1/64,
Callable 11/1/63 @ 100 1,542,072
1,355,000 L3Harris Technologies, Inc., 4.40%,
6/15/28, Callable 3/15/28 @ 100 1,348,584
147,000 L3Harris Technologies, Inc., 5.60%,
7/31/53, Callable 1/31/53 @ 100 144,099
1,690,000 Northrop Grumman Corp., 4.95%,
3/15/53, Callable 9/15/52 @ 100 1,514,037
238,000 Textron, Inc., 3.00%, 6/1/30,
Callable 3/1/30 @ 100 222,889
182,000 Textron, Inc., 2.45%, 3/15/31,
Callable 12/15/30 @ 100 163,917
4,935,598
Automobiles (0.1%):
2,069,000 General Motors Financial Co., Inc.,
3.10%, 1/12/32, Callable 10/12/31
@ 100 1,865,712

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Banks (3.4%):
$ 1,129,000 Bank of America Corp., 3.42%
(TSFR3M), 12/20/28, Callable
12/20/27 @ 100 $ 1,110,771
5,996,000 Bank of America Corp., 2.09%
(SOFR), 6/14/29, Callable 6/14/28
@ 100 5,710,590
5,108,000 Bank of America Corp., 3.97%
(TSFR3M), 2/7/30, Callable 2/7/29
@ 100, MTN 5,013,369
1,202,000 Bank of America Corp., 1.92%
(SOFR), 10/24/31, Callable 10/24/30
@ 100, MTN 1,065,557
3,151,000 Bank of America Corp., 2.57%
(SOFR), 10/20/32, Callable 10/20/31
@ 100 2,805,736
708,000 Bank of America Corp., 2.97%
(SOFR), 2/4/33, Callable 2/4/32 @
100 638,978
149,000 Bank of America Corp., 5.02%
(SOFR), 7/22/33, Callable 7/22/32
@ 100 149,230
3,801,000 Bank of America Corp., 4.24%
(TSFR3M), 4/24/38, Callable
4/24/37 @ 100 3,453,904
4,034,000 Citigroup, Inc., 4.64% (SOFR),
5/7/28, Callable 5/7/27 @ 100 4,035,610
608,000 Citigroup, Inc., 5.17% (SOFR),
2/13/30, Callable 2/13/29 @ 100 612,891
6,652,000 Citigroup, Inc., 2.67% (SOFR),
1/29/31, Callable 1/29/30 @ 100 6,179,814
2,915,000 Citigroup, Inc., 2.52% (SOFR),
11/3/32, Callable 11/3/31 @ 100 2,576,802
2,450,000 Citigroup, Inc., 3.06% (SOFR),
1/25/33, Callable 1/25/32 @ 100 2,214,969
57,000 FNB Corp., 5.72% (SOFRINDX),
12/11/30, Callable 12/11/29 @ 100 57,240
9,126,000 JPMorgan Chase & Co., 4.92%
(SOFR), 1/24/29, Callable 1/24/28
@ 100 9,169,668
1,347,000 JPMorgan Chase & Co., 2.07%
(SOFR), 6/1/29, Callable 6/1/28 @
100 1,284,928
154,000 JPMorgan Chase & Co., 5.58%
(SOFR), 4/22/30, Callable 4/22/29
@ 100 157,113
1,942,000 JPMorgan Chase & Co., 2.74%
(TSFR3M), 10/15/30, Callable
10/15/29 @ 100 1,823,705
9,753,000 JPMorgan Chase & Co., 4.60%
(SOFR), 10/22/30, Callable 10/22/29
@ 100 9,691,829
2,870,000 JPMorgan Chase & Co., 5.14%
(SOFR), 1/24/31, Callable 1/24/30
@ 100 2,903,037
298,000 JPMorgan Chase & Co., 5.29%
(SOFR), 7/22/35, Callable 7/22/34
@ 100 301,499
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 5,607,000 JPMorgan Chase & Co., 3.88%
(TSFR3M), 7/24/38, Callable
7/24/37 @ 100 $ 4,936,414
2,195,000 KeyBank NA, 5.00%, 1/26/33,
Callable 10/26/32 @ 100 2,170,510
8,964,000 Wells Fargo & Co, 5.71% (SOFR),
4/22/28, Callable 4/22/27 @ 100 9,039,620
1,122,000 Wells Fargo & Co., 5.24% (SOFR),
1/24/31, Callable 1/24/30 @ 100 1,135,502
4,048,000 Wells Fargo & Co., 5.39% (SOFR),
4/24/34, Callable 4/24/33 @ 100 4,104,623
208,000 Wells Fargo & Co., 3.90%, 5/1/45 163,888
463,000 Wells Fargo & Co., 5.01%
(TSFR3M), 4/4/51, Callable 4/4/50
@ 100, MTN 417,117
82,924,914
Biotechnology (0.1%):
545,000 Amgen, Inc., 4.40%, 2/22/62,
Callable 8/22/61 @ 100 423,712
1,235,000 Ascension Health, Series 2025,
4.08%, 11/15/28, Callable 10/15/28
@ 100 1,224,912
1,648,624
Broadline Retail (0.2%):
2,243,000 Amazon.com, Inc., 3.95%, 4/13/52,
Callable 10/13/51 @ 100 1,699,833
3,495,000 Amazon.com, Inc., 5.95%, 3/13/66,
Callable 9/13/65 @ 100 3,456,268
318,000 Mercadolibre , Inc., 4.90%, 1/15/33,
Callable 11/15/32 @ 100 308,838
5,464,939
Capital Markets (2.9%):
1,491,000 Goldman Sachs Group, Inc. (The),
1.95% (SOFR), 10/21/27, Callable
10/21/26 @ 100 1,479,475
3,426,000 Goldman Sachs Group, Inc. (The),
3.62% (SOFR), 3/15/28, Callable
3/15/27 @ 100 3,404,546
3,273,000 Goldman Sachs Group, Inc. (The),
4.48% (SOFR), 8/23/28, Callable
8/23/27 @ 100 3,269,095
2,746,000 Goldman Sachs Group, Inc. (The),
3.81% (TSFR3M), 4/23/29, Callable
4/23/28 @ 100 2,704,945
6,002,000 Goldman Sachs Group, Inc. (The),
6.48% (SOFR), 10/24/29, Callable
10/24/28 @ 100 6,216,770
839,000 Goldman Sachs Group, Inc. (The),
4.69% (SOFR), 10/23/30, Callable
10/23/29 @ 100 833,757
4,030,000 Goldman Sachs Group, Inc. (The),
5.21% (SOFR), 1/28/31, Callable
1/28/30 @ 100 4,073,600

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 2,088,000 Goldman Sachs Group, Inc. (The),
5.22% (SOFR), 4/23/31, Callable
4/23/30 @ 100 $ 2,106,047
1,209,000 Goldman Sachs Group, Inc. (The),
4.37% (SOFR), 10/21/31, Callable
10/21/30 @ 100 1,182,345
3,469,000 Goldman Sachs Group, Inc. (The),
3.10% (SOFR), 2/24/33, Callable
2/24/32 @ 100 3,134,786
196,000 Goldman Sachs Group, Inc. (The),
4.02% (TSFR3M), 10/31/38,
Callable 10/31/37 @ 100 172,184
1,073,000 Morgan Stanley, 2.48% (SOFR),
1/21/28, Callable 1/21/27 @ 100 1,060,878
3,602,000 Morgan Stanley, 5.65% (SOFR),
4/13/28, Callable 4/13/27 @ 100 3,632,221
130,000 Morgan Stanley, 3.77% (TSFR3M),
1/24/29, Callable 1/24/28 @ 100 128,238
2,412,000 Morgan Stanley, 5.16% (SOFR),
4/20/29, Callable 4/20/28 @ 100 2,431,959
6,845,000 Morgan Stanley, 5.45% (SOFR),
7/20/29, Callable 7/20/28 @ 100 6,922,499
2,575,000 Morgan Stanley, Series I, 4.13%
(SOFR), 10/18/29, Callable 10/18/28
@ 100 2,533,530
761,000 Morgan Stanley, 6.41% (SOFR),
11/1/29, Callable 11/1/28 @ 100 787,205
925,000 Morgan Stanley, 5.66% (SOFR),
4/18/30, Callable 4/18/29 @ 100 943,067
373,000 Morgan Stanley, 4.65% (SOFR),
10/18/30, Callable 10/18/29 @ 100 370,000
1,691,000 Morgan Stanley, 5.23% (SOFR),
1/15/31, Callable 1/15/30 @ 100 1,706,714
1,612,000 Morgan Stanley, 2.70% (SOFR),
1/22/31, Callable 1/22/30 @ 100,
MTN 1,497,340
6,463,000 Morgan Stanley, 5.19% (SOFR),
4/17/31, Callable 4/17/30 @ 100 6,516,171
1,014,000 Morgan Stanley, 1.79% (SOFR),
2/13/32, Callable 2/13/31 @ 100,
MTN 881,360
1,135,000 Morgan Stanley, 2.24% (SOFR),
7/21/32, Callable 7/21/31 @ 100,
MTN 992,904
4,918,000 Morgan Stanley, 2.51% (SOFR),
10/20/32, Callable 10/20/31 @ 100,
MTN 4,340,155
548,000 Morgan Stanley, 2.94% (SOFR),
1/21/33, Callable 1/21/32 @ 100 490,976
888,000 Morgan Stanley, 5.25% (SOFR),
4/21/34, Callable 4/21/33 @ 100 892,469
3,073,000 Morgan Stanley, 5.42% (SOFR),
7/21/34, Callable 7/21/33 @ 100 3,116,083
1,127,000 MSCI, Inc., 3.63%, 9/1/30, Callable
8/1/26 @ 101.21
(a)
1,064,331
646,000 MSCI, Inc., 3.88%, 2/15/31, Callable
8/1/26 @ 101.29
(a)
612,424
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 1,932,000 MSCI, Inc., 5.25%, 9/1/35, Callable
6/1/35 @ 100 $ 1,891,973
510,000 MSCI, Inc., 5.15%, 3/15/36, Callable
12/15/35 @ 100 493,549
71,883,596
Chemicals (0.3%):
1,487,000 FirstEnergy Transmission LLC,
4.75%, 1/15/33, Callable 11/15/32
@ 100 1,462,488
1,670,000 FirstEnergy Transmission LLC,
5.00%, 1/15/35, Callable 10/15/34
@ 100 1,641,279
1,055,000 FirstEnergy Transmission LLC,
5.45%, 7/15/44, Callable 1/15/44 @
100
(a)
1,002,397
3,127,000 FirstEnergy Transmission LLC,
4.55%, 4/1/49, Callable 10/1/48 @
100
(a)
2,616,620
990,000 FMC Corp., 8.00%, 6/1/31, Callable
6/1/28 @ 104
(a)
1,028,854
295,000 Franciscan Missionaries of Our
Lady Health System, Inc., Series
B, 3.91%, 7/1/49, Callable 1/1/49
@ 100 221,565
7,973,203
Communications Equipment (0.1%):
1,933,000 Motorola Solutions, Inc., 5.55%,
8/15/35, Callable 5/15/35 @ 100 1,961,208
Consumer Finance (0.7%):
1,214,000 Ford Motor Credit Co. LLC, 5.92%,
3/20/28, Callable 2/20/28 @ 100 1,228,921
1,039,000 Ford Motor Credit Co. LLC, 6.80%,
11/7/28, Callable 10/7/28 @ 100 1,071,609
910,000 Ford Motor Credit Co. LLC, 2.90%,
2/10/29, Callable 12/10/28 @ 100 855,425
1,270,000 Ford Motor Credit Co. LLC, 4.97%,
4/6/29, Callable 3/6/29 @ 100 1,257,371
256,000 Ford Motor Credit Co. LLC, 5.88%,
11/7/29, Callable 10/7/29 @ 100 259,064
710,000 Synchrony Financial, 3.95%,
12/1/27, Callable 9/1/27 @ 100 702,774
825,000 Synchrony Financial, 5.02%
(SOFR), 7/29/29, Callable 7/29/28
@ 100 824,859
4,494,000 Synchrony Financial, 5.94%
(SOFRINDX), 8/2/30, Callable
8/2/29 @ 100 4,567,782
6,918,000 Synchrony Financial, 5.45%
(SOFR), 3/6/31, Callable 3/6/30 @
100 6,910,522
17,678,327
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology,
4.32%, 8/1/45 125,883

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 360,000 Massachusetts Institute of
Technology, 4.68%, 7/1/14 $ 296,846
422,729
Diversified REITs (0.2%):
5,602,000 Store Capital LLC, 2.75%, 11/18/30,
Callable 8/18/30 @ 100 5,054,438
Diversified Telecommunication Services (0.7%):
2,304,000 AT&T, Inc., 5.15%, 11/15/46,
Callable 5/15/46 @ 100 2,065,695
1,814,000 AT&T, Inc., 6.05%, 8/15/56, Callable
2/15/56 @ 100 1,761,530
9,426,000 AT&T, Inc., 3.65%, 9/15/59, Callable
3/15/59 @ 100 6,038,295
2,215,000 Verizon Communications, Inc.,
5.25%, 4/2/35, Callable 1/2/35 @
100 2,208,280
169,000 Verizon Communications, Inc.,
5.40%, 7/2/37, Callable 4/2/37 @
100 167,890
3,804,000 Verizon Communications, Inc.,
5.88%, 11/30/55, Callable 5/30/55
@ 100 3,686,224
1,939,000 Verizon Communications, Inc.,
6.00%, 11/30/65, Callable 5/30/65
@ 100 1,873,107
17,801,021
Electric Utilities (2.4%):
195,000 AEP Transmission Co. LLC, 5.38%,
6/15/35, Callable 3/15/35 @ 100 198,104
675,000 AEP Transmission Co. LLC, 3.15%,
9/15/49, Callable 3/15/49 @ 100 449,256
958,000 AEP Transmission Co. LLC, Series
N, 2.75%, 8/15/51, Callable 2/15/51
@ 100 585,220
461,000 Baltimore Gas and Electric Co.,
3.20%, 9/15/49, Callable 3/15/49
@ 100 310,644
203,000 Dominion Energy South Carolina,
Inc., 6.25%, 10/15/53, Callable
4/15/53 @ 100 218,228
1,724,000 Duke Energy Carolinas LLC, 4.95%,
1/15/33, Callable 10/15/32 @ 100 1,735,085
169,000 Duke Energy Carolinas LLC, 5.25%,
3/15/35, Callable 12/15/34 @ 100 171,232
164,000 Duke Energy Carolinas LLC, 3.95%,
3/15/48, Callable 9/15/47 @ 100 127,825
745,000 Duke Energy Carolinas LLC, 3.20%,
8/15/49, Callable 2/15/49 @ 100 503,896
1,386,000 Duke Energy Carolinas LLC, 3.45%,
4/15/51, Callable 10/15/50 @ 100 978,164
527,000 Duke Energy Corp., 3.95%, 8/15/47,
Callable 2/15/47 @ 100 402,320
2,118,000 Duke Energy Corp., 3.50%, 6/15/51,
Callable 12/15/50 @ 100 1,444,080
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 2,445,000 Duke Energy Corp., 5.80%, 6/15/54,
Callable 12/15/53 @ 100 $ 2,387,648
1,597,000 Duke Energy Florida LLC, 1.75%,
6/15/30, Callable 3/15/30 @ 100 1,430,934
959,000 Duke Energy Ohio, Inc., 5.55%,
3/15/54, Callable 9/15/53 @ 100 923,046
1,076,000 Duke Energy Progress LLC, 2.00%,
8/15/31, Callable 5/15/31 @ 100 949,504
1,069,000 Duke Energy Progress LLC, 5.25%,
3/15/33, Callable 12/15/32 @ 100 1,090,720
1,630,000 Duke Energy Progress LLC, 4.38%,
3/30/44, Callable 9/30/43 @ 100 1,387,644
156,000 Duke Energy Progress LLC, 4.20%,
8/15/45, Callable 2/15/45 @ 100 128,453
1,050,000 Duke Energy Progress LLC, 2.50%,
8/15/50, Callable 2/15/50 @ 100 609,953
3,868,000 FirstEnergy Corp., 2.65%, 3/1/30,
Callable 12/1/29 @ 100 3,577,668
2,619,000 FirstEnergy Corp., Series C, 3.40%,
3/1/50, Callable 9/1/49 @ 100 1,780,129
1,554,000 Florida Power & Light Co., 2.88%,
12/4/51, Callable 6/4/51 @ 100 975,056
1,807,000 Georgia Power Co., 4.70%, 5/15/32,
Callable 2/15/32 @ 100 1,803,122
1,605,000 Georgia Power Co., 5.25%, 3/15/34,
Callable 9/15/33 @ 100 1,629,736
538,000 Georgia Power Co., 5.20%, 3/15/35,
Callable 9/15/34 @ 100 545,121
1,000,000 NextEra Energy Capital Holdings,
Inc., 4.69%, 9/1/27 1,002,264
609,000 NRG Energy, Inc., 4.45%, 6/15/29,
Callable 3/15/29 @ 100
(a)
597,531
5,907,000 NRG Energy, Inc., 7.00%, 3/15/33,
Callable 12/15/32 @ 100
(a)
6,384,735
349,000 Ohio Power Co., Series G, 6.60%,
2/15/33 376,640
783,000 Ohio Power Co., 5.00%, 6/1/33,
Callable 3/1/33 @ 100 779,376
178,000 Ohio Power Co., 4.15%, 4/1/48,
Callable 10/1/47 @ 100 140,484
632,000 Ohio Power Co., Series R, 2.90%,
10/1/51, Callable 4/1/51 @ 100 386,680
854,000 Pacific Gas and Electric Co., 6.15%,
1/15/33, Callable 10/15/32 @ 100 891,316
3,560,000 Pacific Gas and Electric Co., 6.40%,
6/15/33, Callable 3/15/33 @ 100 3,772,165
140,000 Pacific Gas and Electric Co., 5.80%,
5/15/34, Callable 2/15/34 @ 100 143,069
475,000 Pacific Gas and Electric Co., 4.50%,
7/1/40, Callable 1/1/40 @ 100 409,099
181,000 Pacific Gas and Electric Co., 3.75%,
8/15/42, Callable 2/15/42 @ 100 136,464
395,000 Pacific Gas and Electric Co., 4.75%,
2/15/44, Callable 8/15/43 @ 100 334,956
2,674,000 Pacific Gas and Electric Co., 4.00%,
12/1/46, Callable 6/1/46 @ 100 1,990,633

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 3,461,000 Pacific Gas and Electric Co., 4.95%,
7/1/50, Callable 1/1/50 @ 100 $ 2,869,602
3,367,000 Pacific Gas and Electric Co., 3.50%,
8/1/50, Callable 2/1/50 @ 100 2,236,301
220,000 Pacific Gas and Electric Co., 5.25%,
3/1/52, Callable 9/1/51 @ 100 189,407
2,513,000 Pacific Gas and Electric Co., 6.75%,
1/15/53, Callable 7/15/52 @ 100 2,617,493
1,452,000 Pacific Gas and Electric Co., 5.90%,
10/1/54, Callable 4/1/54 @ 100 1,373,226
2,955,000 Pacific Gas And Electric Co., 6.10%,
10/15/55, Callable 4/15/55 @ 100 2,859,846
2,324,000 Southern Co. (The), 4.25%, 7/1/36,
Callable 1/1/36 @ 100 2,143,723
1,350,007 Texas Electric Market Stabilization
Funding N LLC, Series A-1, 4.27%,
8/1/34
(a)
1,320,572
59,298,370
Financial Services (0.5%):
8,265,000 Beignet Investor LLC, 6.58%,
5/30/49
(a)
8,414,084
1,156,000 BP Capital Markets America, Inc.,
2.77%, 11/10/50, Callable 5/10/50
@ 100 708,191
342,000 DAE Funding LLC, 3.38%, 3/20/28,
Callable 1/20/28 @ 100
(a)
331,106
1,082,000 Equinix Europe 2 Financing Corp.
LLC, 5.50%, 6/15/34, Callable
3/15/34 @ 100 1,099,638
915,000 Northwest Florida Timber Finance
LLC, 4.75%, 3/4/29
(a)
898,401
11,451,420
Gas Utilities (0.0%
†
):
301,000 Piedmont Natural Gas Co., Inc.,
3.50%, 6/1/29, Callable 3/1/29 @
100 291,675
208,000 Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31, Callable 12/15/30
@ 100 188,012
479,687
Health Care Equipment & Supplies (0.1%):
2,495,000 Sutter Health, Series 2025, 5.54%,
8/15/35, Callable 2/15/35 @ 100 2,572,330
Health Care Providers & Services (0.7%):
275,000 AHS Hospital Corp., Series 2021,
2.78%, 7/1/51, Callable 1/1/51 @
100 170,654
610,000 City of Hope, Series 2013, 5.62%,
11/15/43 595,695
350,000 CommonSpirit Health, 2.78%,
10/1/30, Callable 4/1/30 @ 100 322,176
130,000 CommonSpirit Health, 3.82%,
10/1/49, Callable 4/1/49 @ 100 96,547
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 965,000 Corewell Health Obligated Group,
Series 2019-A, 3.49%, 7/15/49,
Callable 1/15/49 @ 100 $ 690,800
1,531,000 CVS Health Corp., 1.75%, 8/21/30,
Callable 5/21/30 @ 100 1,355,874
1,240,000 Duke University Health System,
Inc., Series 2017, 3.92%, 6/1/47,
Callable 12/1/46 @ 100 981,469
235,000 Elevance Health, Inc., 3.13%,
5/15/50, Callable 11/15/49 @ 100 153,471
236,000 Elevance Health, Inc., 5.13%,
2/15/53, Callable 8/15/52 @ 100 209,577
138,000 Elevance Health, Inc., 5.65%,
6/15/54, Callable 12/15/53 @ 100 131,822
2,462,000 HCA, Inc., 5.00%, 3/1/28, Callable
2/1/28 @ 100 2,476,307
518,000 HCA, Inc., 5.63%, 9/1/28, Callable
3/1/28 @ 100 525,251
493,000 HCA, Inc., 5.88%, 2/1/29, Callable
8/1/28 @ 100 503,510
3,035,000 HCA, Inc., 4.60%, 11/15/32, Callable
9/15/32 @ 100 2,945,777
1,379,000 HCA, Inc., 5.50%, 6/1/33, Callable
3/1/33 @ 100 1,402,756
1,050,000 HCA, Inc., 5.45%, 9/15/34, Callable
6/15/34 @ 100 1,058,381
1,044,000 HCA, Inc., 5.75%, 3/1/35, Callable
12/1/34 @ 100 1,075,879
1,119,000 HCA, Inc., 4.90%, 11/15/35, Callable
8/15/35 @ 100 1,079,406
2,969,000 HCA, Inc., 3.50%, 7/15/51, Callable
1/15/51 @ 100 1,988,740
353,000 HCA, Inc., 6.10%, 4/1/64, Callable
10/1/63 @ 100 346,721
197,000 Hoag Memorial Hospital
Presbyterian, 3.80%, 7/15/52,
Callable 1/15/52 @ 100 148,683
410,000 Mount Nittany Medical Center
Obligated Group, Series 2022,
3.80%, 11/15/52 302,758
18,562,254
Hotels, Restaurants & Leisure (0.1%):
1,644,000 Expedia Group, Inc., 4.63%, 8/1/27,
Callable 5/1/27 @ 100 1,644,962
139,000 Expedia Group, Inc., 5.40%,
2/15/35, Callable 11/15/34 @ 100 137,532
1,782,494
Independent Power and Renewable Electricity
Producers (0.5%):
500,000 Vistra Operations Co. LLC, 5.05%,
12/30/26
(a)
501,446
525,000 Vistra Operations Co. LLC, 4.60%,
10/15/30, Callable 9/15/30 @ 100
(a)
514,661
2,908,000 Vistra Operations Co. LLC, 6.95%,
10/15/33, Callable 7/15/33 @ 100
(a)
3,163,363

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Independent Power and Renewable Electricity
Producers, continued
$ 4,901,000 Vistra Operations Co. LLC, 6.00%,
4/15/34, Callable 1/15/34 @ 100
(a)
$ 5,041,835
3,204,000 Vistra Operations Co. LLC, 5.70%,
12/30/34, Callable 9/30/34 @ 100
(a)
3,225,323
12,446,628
Interactive Media & Services (0.5%):
2,899,000 Alphabet, Inc., 4.10%, 11/15/30,
Callable 10/15/30 @ 100 2,849,894
1,525,000 Alphabet, Inc., 5.65%, 2/15/56,
Callable 8/15/55 @ 100 1,504,332
3,881,000 Alphabet, Inc., 5.70%, 11/15/75,
Callable 5/15/75 @ 100 3,737,356
280,000 Meta Platforms, Inc., 5.60%,
5/15/53, Callable 11/15/52 @ 100 253,900
145,000 Meta Platforms, Inc., 5.40%,
8/15/54, Callable 2/15/54 @ 100 127,735
5,684,000 Meta Platforms, Inc., 4.65%,
8/15/62, Callable 2/15/62 @ 100 4,306,244
660,000 Meta Platforms, Inc., 5.55%,
8/15/64, Callable 2/15/64 @ 100 575,041
13,354,502
IT Services (0.3%):
1,508,000 Gartner, Inc., 4.50%, 7/1/28,
Callable 8/1/26 @ 100
(a)
1,481,150
6,014,000 Gartner, Inc., 3.63%, 6/15/29,
Callable 8/1/26 @ 100
(a)
5,671,924
958,000 Gartner, Inc., 3.75%, 10/1/30,
Callable 7/12/26 @ 101.88
(a)
875,948
8,029,022
Media (0.5%):
190,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 6.65%, 2/1/34,
Callable 11/1/33 @ 100 194,110
1,134,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 1,154,378
95,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 3.50%, 3/1/42,
Callable 9/1/41 @ 100 65,371
125,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 104,992
741,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 551,534
84,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 3.70%, 4/1/51,
Callable 10/1/50 @ 100 52,048
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 219,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 3.90%, 6/1/52,
Callable 12/1/51 @ 100 $ 139,529
188,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 146,789
933,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 4.40%, 12/1/61,
Callable 6/1/61 @ 100 599,578
4,168,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 2,464,634
5,165,000 Discovery Global Holdings, Inc.,
3.76%, 3/15/27, Callable 2/15/27
@ 100 5,119,806
588,000 Paramount Global, 3.70%, 10/4/26,
Callable 7/17/26 @ 100 583,634
345,000 Paramount Global, 2.90%, 1/15/27,
Callable 10/15/26 @ 100 339,981
678,000 Paramount Global, 5.85%, 9/1/43,
Callable 3/1/43 @ 100 505,621
210,000 Paramount Global, 5.25%, 4/1/44,
Callable 10/1/43 @ 100 143,435
162,000 Paramount Global, 4.90%, 8/15/44,
Callable 2/15/44 @ 100 106,217
234,000 Paramount Global, 4.60%, 1/15/45,
Callable 7/15/44 @ 100 148,582
220,000 Paramount Global, 4.95%, 5/19/50,
Callable 11/19/49 @ 100 141,910
12,562,149
Metals & Mining (0.1%):
567,000 Glencore Funding LLC, 4.88%,
3/12/29, Callable 12/12/28 @ 100
(a)
569,113
2,233,000 Glencore Funding LLC, 2.50%,
9/1/30, Callable 6/1/30 @ 100
(a)
2,034,511
2,603,624
Multi-Utilities (0.1%):
1,298,000 Dominion Energy, Inc., Series B,
7.00% (H15T5Y), 6/1/54, Callable
3/3/34 @ 100 1,368,422
Oil, Gas & Consumable Fuels (4.2%):
186,000 APA Corp., 4.25%, 1/15/30, Callable
10/15/29 @ 100 182,716
704,000 Cameron LNG LLC, 2.90%, 7/15/31,
Callable 4/15/31 @ 100
(a)
642,023
2,424,000 Cameron LNG LLC, 3.30%, 1/15/35,
Callable 9/15/34 @ 100
(a)
2,118,804
524,000 Cameron LNG LLC, 3.40%, 1/15/38,
Callable 7/15/37 @ 100
(a)
456,306

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 5,136,000 Cheniere Corpus Christi Holdings
LLC, 5.13%, 6/30/27, Callable
1/1/27 @ 100 $ 5,135,281
5,461,000 Cheniere Corpus Christi Holdings
LLC, 3.70%, 11/15/29, Callable
5/18/29 @ 100 5,283,386
3,829,000 Cheniere Energy Partners, LP,
5.95%, 6/30/33, Callable 12/30/32
@ 100 3,997,028
1,614,000 Cheniere Energy Partners, LP,
5.75%, 8/15/34, Callable 2/15/34
@ 100 1,660,930
6,786,000 Cheniere Energy, Inc., 5.65%,
4/15/34, Callable 10/15/33 @ 100 6,974,936
2,527,000 Diamondback Energy, Inc., 3.50%,
12/1/29, Callable 9/1/29 @ 100 2,437,251
2,990,000 Diamondback Energy, Inc., 3.13%,
3/24/31, Callable 12/24/30 @ 100 2,775,868
2,280,000 Diamondback Energy, Inc., 5.75%,
4/18/54, Callable 10/18/53 @ 100 2,202,995
270,000 Energy Transfer LP, 6.40%, 12/1/30,
Callable 10/1/30 @ 100 285,365
2,409,000 Energy Transfer, LP, 5.95%,
5/15/54, Callable 11/15/53 @ 100 2,291,017
6,513,000 EQT Corp., 3.90%, 10/1/27, Callable
7/1/27 @ 100 6,456,943
5,138,000 EQT Corp., 5.70%, 4/1/28, Callable
3/1/28 @ 100 5,220,090
1,958,000 EQT Corp., 4.50%, 1/15/29, Callable
7/15/28 @ 100 1,943,936
3,239,000 EQT Corp., 5.00%, 1/15/29, Callable
7/15/28 @ 100 3,251,146
5,600,000 EQT Corp., 7.00%, 2/1/30, Callable
11/1/29 @ 100 5,955,639
4,856,000 EQT Corp., 7.50%, 6/1/30, Callable
12/1/29 @ 100 5,233,214
17,366,000 EQT Corp., 4.75%, 1/15/31, Callable
7/15/30 @ 100 17,183,501
3,436,000 EQT Corp., 3.63%, 5/15/31, Callable
5/15/30 @ 100
(a)
3,212,715
9,202,000 Expand Energy Corp., 5.70%,
1/15/35, Callable 10/15/34 @ 100 9,293,247
563,000 Hess Corp., 5.80%, 4/1/47, Callable
10/1/46 @ 100 569,172
350,000 Repsol E&P Capital Markets US
LLC, 4.81%, 9/16/28, Callable
8/16/28 @ 100
(a)
349,850
820,000 Repsol E&P Capital Markets US
LLC, 5.20%, 9/16/30, Callable
8/16/30 @ 100
(a)
824,099
1,080,000 Repsol E&P Capital Markets US
LLC, 5.98%, 9/16/35, Callable
6/16/35 @ 100
(a)
1,097,941
3,000 Sabine Pass Liquefaction LLC,
4.20%, 3/15/28, Callable 9/15/27
@ 100 2,980
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 2,458,098 Sabine Pass Liquefaction LLC,
5.90%, 9/15/37, Callable 3/15/37
@ 100 $ 2,561,050
365,000 Targa Resources Corp., 5.20%,
7/1/27, Callable 6/1/27 @ 100 366,297
1,677,000 Targa Resources Corp., 4.20%,
2/1/33, Callable 11/1/32 @ 100 1,584,653
1,894,000 Targa Resources Partners LP/Targa
Resources Partners Finance Corp.,
5.50%, 3/1/30, Callable 7/12/26 @
101.83 1,907,525
760,000 Viper Energy Partners LLC, 4.90%,
8/1/30, Callable 7/1/30 @ 100 758,100
725,000 Viper Energy Partners LLC, 5.70%,
8/1/35, Callable 5/1/35 @ 100 734,969
104,950,973
Passenger Airlines (0.0%
†
):
256,760 United Airlines Pass Through Trust,
Series 2019-1, Class AA, 4.15%,
8/25/31 248,560
Pharmaceuticals (0.0%
†
):
163,000 Pfizer, Inc., 4.00%, 12/15/36 149,225
152,000 Pfizer, Inc., 4.30%, 6/15/43 129,892
752,000 Pfizer, Inc., 2.70%, 5/28/50, Callable
11/28/49 @ 100 464,664
743,781
Residential REITs (0.1%):
2,913,534 AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust, 6.09%,
12/15/44
(a)
2,870,678
Semiconductors & Semiconductor Equipment
(0.6%):
1,337,000 Broadcom, Inc., 4.35%, 2/15/30,
Callable 12/15/29 @ 100 1,322,841
130,000 Broadcom, Inc., 4.55%, 2/15/32,
Callable 12/15/31 @ 100 127,942
3,470,000 Broadcom, Inc., 4.30%, 11/15/32,
Callable 8/15/32 @ 100 3,351,715
453,000 Broadcom, Inc., 3.42%, 4/15/33,
Callable 1/15/33 @ 100 412,352
4,370,000 Broadcom, Inc., 3.19%, 11/15/36,
Callable 8/15/36 @ 100
(a)
3,655,763
415,000 Foundry JV Holdco LLC, 5.90%,
1/25/33, Callable 11/25/32 @ 100
(a)
431,089
286,000 Foundry JV Holdco LLC, 6.25%,
1/25/35, Callable 10/25/34 @ 100
(a)
302,841
200,000 Foundry JV Holdco LLC, 6.10%,
1/25/36, Callable 10/24/35 @ 100
(a)
210,795
200,000 Foundry JV Holdco LLC, 6.20%,
1/25/37, Callable 10/25/36 @ 100
(a)
210,955
2,708,000 Foundry JV Holdco LLC, 6.40%,
1/25/38, Callable 10/25/37 @ 100
(a)
2,893,742
617,000 NXP BV/NXP Funding LLC/NXP
USA, Inc., 4.30%, 6/18/29, Callable
3/18/29 @ 100 608,822

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment,
continued
$ 494,000 TSMC Arizona Corp., 4.25%,
4/22/32, Callable 1/22/32 @ 100 $ 487,042
14,015,899
Software (1.1%):
2,606,000 AppLovin Corp., 5.13%, 12/1/29,
Callable 11/1/29 @ 100 2,625,347
2,347,000 AppLovin Corp., 5.38%, 12/1/31,
Callable 10/1/31 @ 100 2,367,776
562,000 AppLovin Corp., 5.50%, 12/1/34,
Callable 9/1/34 @ 100 566,729
3,289,000 AppLovin Corp., 5.95%, 12/1/54,
Callable 6/1/54 @ 100 3,157,105
2,424,000 Microsoft Corp., 2.92%, 3/17/52,
Callable 9/17/51 @ 100 1,531,612
987,000 Oracle Corp., 4.38%, 5/15/55,
Callable 11/15/54 @ 100 655,858
4,836,000 Oracle Corp., 5.95%, 9/26/55,
Callable 3/26/55 @ 100 4,111,499
891,000 Oracle Corp., 6.70%, 2/4/56,
Callable 8/4/55 @ 100 838,511
1,381,000 Oracle Corp., 3.85%, 4/1/60,
Callable 10/1/59 @ 100 807,244
4,655,000 Oracle Corp., 4.10%, 3/25/61,
Callable 9/25/60 @ 100 2,829,216
193,000 Oracle Corp., 6.10%, 9/26/65,
Callable 3/26/65 @ 100 160,963
1,658,000 Salesforce, Inc., 4.50%, 3/15/28,
Callable 2/15/28 @ 100 1,656,067
3,216,000 Salesforce, Inc., 5.20%, 3/15/33,
Callable 1/15/33 @ 100 3,221,753
1,610,000 Salesforce, Inc., 5.55%, 3/15/36,
Callable 12/15/35 @ 100 1,601,993
26,131,673
Specialized REITs (2.3%):
4,283,000 American Tower Corp., 5.80%,
11/15/28, Callable 10/15/28 @ 100 4,386,105
4,139,000 American Tower Corp., 1.88%,
10/15/30, Callable 7/15/30 @ 100 3,673,222
2,511,000 American Tower Corp., 2.70%,
4/15/31, Callable 1/15/31 @ 100 2,284,043
964,000 Crown Castle, Inc., 5.00%, 1/11/28,
Callable 12/11/27 @ 100 968,167
366,000 Crown Castle, Inc., 3.80%, 2/15/28,
Callable 11/15/27 @ 100 361,399
598,000 Crown Castle, Inc., 4.80%, 9/1/28,
Callable 8/1/28 @ 100 598,777
6,302,000 Equinix, Inc., 2.00%, 5/15/28,
Callable 3/15/28 @ 100 6,004,438
4,727,000 Equinix, Inc., 3.90%, 4/15/32,
Callable 1/15/32 @ 100 4,459,891
1,700,000 Extra Space Storage, LP, 5.40%,
2/1/34, Callable 11/1/33 @ 100 1,718,896
627,000 Extra Space Storage, LP, 5.40%,
6/15/35, Callable 3/15/35 @ 100 631,386
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 23,189,000 VICI Properties LP, 4.75%, 2/15/28,
Callable 1/15/28 @ 100 $ 23,183,667
4,898,000 VICI Properties LP, 4.75%, 4/1/28,
Callable 3/1/28 @ 100 4,879,554
1,675,000 VICI Properties LP/VICI Note Co.,
Inc., 5.75%, 2/1/27, Callable 11/1/26
@ 100
(a)
1,679,405
129,000 VICI Properties LP/VICI Note Co.,
Inc., 3.75%, 2/15/27, Callable 8/1/26
@ 100
(a)
127,842
1,825,000 VICI Properties, LP, 6.13%, 4/1/54,
Callable 10/1/53 @ 100 1,777,676
56,734,468
Technology Hardware, Storage & Peripherals
(0.0%
†
):
1,119,000 Apple, Inc., 2.65%, 2/8/51, Callable
8/8/50 @ 100 676,653
Tobacco (0.8%):
366,000 Altria Group, Inc., 6.20%, 11/1/28,
Callable 10/1/28 @ 100 378,686
1,738,000 Altria Group, Inc., 4.80%, 2/14/29,
Callable 11/14/28 @ 100 1,744,472
153,000 Altria Group, Inc., 5.25%, 8/6/35,
Callable 5/6/35 @ 100 152,809
4,011,000 Altria Group, Inc., 3.70%, 2/4/51,
Callable 8/4/50 @ 100 2,776,073
2,758,000 BAT Capital Corp., 3.56%, 8/15/27,
Callable 5/15/27 @ 100 2,731,471
3,676,000 BAT Capital Corp., 2.26%, 3/25/28,
Callable 1/25/28 @ 100 3,533,051
3,456,000 BAT Capital Corp., 4.76%, 9/6/49,
Callable 3/6/49 @ 100 2,898,648
5,452,000 BAT Capital Corp., 5.65%, 3/16/52,
Callable 9/16/51 @ 100 5,139,829
19,355,039
Wireless Telecommunication Services (0.3%):
1,424,000 T-Mobile USA, Inc., 2.05%, 2/15/28,
Callable 12/15/27 @ 100 1,368,415
369,000 T-Mobile USA, Inc., 3.38%, 4/15/29,
Callable 7/12/26 @ 100 356,306
706,000 T-Mobile USA, Inc., 4.20%, 10/1/29,
Callable 9/1/29 @ 100 696,245
1,205,000 T-Mobile USA, Inc., 3.88%, 4/15/30,
Callable 1/15/30 @ 100 1,165,776
443,000 T-Mobile USA, Inc., 3.60%,
11/15/60, Callable 5/15/60 @ 100 288,448
2,984,000 T-Mobile USA, Inc., 5.80%, 9/15/62,
Callable 3/15/62 @ 100 2,869,546
6,744,736
Total Corporate Bonds (Cost $601,917,092) 596,597,671

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Foreign Bond (0.0%
†
):
Electric Utilities (0.0%
†
):
$ 140,000 NE Property BV, 3.88%, 9/30/33,
Callable 6/30/33 @ 100, MTN
(a)
$ 158,289
Total Foreign Bond (Cost $164,256) 158,289
Yankee Debt Obligations (2.8%):
Banks (0.3%):
1,000,000 AFFIN Bank Bhd , 5.11%, 6/4/30,
MTN
(a)
1,002,950
200,000 Banco Nacional de Panama, 2.50%,
8/11/30, Callable 5/11/30 @ 100
(a)
178,500
200,000 Bank Gospodarstwa Krajowego ,
6.25%, 10/31/28
(a)
207,568
731,000 Bank Gospodarstwa Krajowego ,
5.75%, 7/9/34
(a)
756,150
200,000 Corp Financiera de Desarrollo SA,
5.50%, 5/6/30, Callable 4/6/30 @
100
(a)
202,853
402,000 Corp. Financiera de Desarrollo SA,
5.95%, 4/30/29, Callable 3/30/29 @
100
(a)
412,637
339,000 Gaci First Investment Co., 5.25%,
5/14/33, Callable 4/14/33 @ 100,
MTN 337,281
339,000 Gaci First Investment Co., 6.25%,
5/14/56, Callable 11/14/55 @ 100,
MTN 338,281
1,000,000 HDFC Bank, Ltd., 5.07%, 6/24/31,
MTN
(a)
993,980
1,000,000 HSBC Holdings PLC, 4.88%
(SOFR), 3/10/32, Callable 3/10/31
@ 100 1,006,875
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29,
Callable 5/15/29 @ 100
(a)
335,453
1,000,000 Mizuho Financial Group, Inc., 4.76%
(SOFR), 7/13/32, Callable 7/13/31
@ 100 1,000,800
825,000 Sumitomo Mitsui Financial Group,
Inc., 4.73% (SOFR), 7/7/32, Callable
7/7/31 @ 100 824,959
7,598,287
Broadline Retail (0.0%
†
):
228,000 Prosus NV, 4.19%, 1/19/32, Callable
10/19/31 @ 100
(a)
217,439
Capital Markets (0.2%):
272,000 Abu Dhabi Developmental Holding
Co. PJSC, 5.38%, 5/8/29, Callable
4/8/29 @ 100
(a)
276,012
1,000,000 Axis Bank, Ltd., 5.35%, 6/30/31,
MTN
(a)
1,003,860
329,000 Ma'aden Sukuk, Ltd., 5.25%,
2/13/30, Callable 1/13/30 @ 100
(a)
330,274
265,000 Ma'aden Sukuk, Ltd., 5.50%,
2/13/35, Callable 11/13/34 @ 100
(a)
266,692
915,000 NH Investment & Securities Co.,
Ltd., 5.00%, 6/29/31
(a)
909,382
Principal Amount Value
Yankee Debt Obligations, continued
Capital Markets, continued
$ 1,000,000 Nomura Holdings, Inc., 4.82%
(SOFR), 7/14/31 $ 1,001,223
3,787,443
Chemicals (0.1%):
860,000 Equate Petrochemical Co. KSCC,
4.25%, 11/3/26
(a)
856,801
625,000 Freeport Indonesia PT, Registered
Shares, 4.76%, 4/14/27, Callable
3/14/27 @ 100
(a)
624,160
213,000 Freeport Indonesia PT, 5.32%,
4/14/32, Callable 1/14/32 @ 100
(a)
210,676
761,000 SABIC Capital II BV, 4.50%,
10/10/28
(a)
754,755
515,000 Sociedad Quimica y Minera de
Chile SA, 4.25%, 1/22/50, Callable
7/22/49 @ 100
(a)
408,870
2,855,262
Commercial Services & Supplies (0.0%
†
):
100,000 Embraer Netherlands Finance BV,
5.98%, 2/11/35, Callable 11/11/34
@ 100 103,908
Construction & Engineering (0.1%):
1,000,000 CIMIC Finance USA Pty, Ltd.,
7.00%, 3/25/34, Callable 12/25/33
@ 100
(a)
1,062,631
1,000,000 Tata Capital, Ltd., 5.39%, 7/21/28,
Callable 4/23/28 @ 100, MTN
(a)
1,004,140
2,066,771
Consumer Finance (0.1%):
820,000 India Vehicle Finance, 5.85%,
3/25/29
(a)
825,125
200,000 Kaspi.KZ JSC, 5.90%, 4/28/31,
Callable 1/28/31 @ 100
(a)
199,501
1,000,000 Shinhan Card Co., Ltd., 4.49%
(SOFR), 12/24/29
(a)
1,000,930
1,000,000 Shriram Finance, Ltd., 6.15%,
4/3/28, Callable 2/3/28 @ 100,
MTN
(a)
1,015,000
3,040,556
Diversified REITs (0.0%
†
):
312,000 Gerdau Trade, Inc., 5.75%, 6/9/35,
Callable 3/9/35 @ 100 319,410
Electric Utilities (0.1%):
340,000 Kallpa Generacion SA, 5.88%,
1/30/32, Callable 11/30/31 @ 100
(a)
347,271
375,000 Korea Mine Rehabilitation & Mineral
Resources Corp., 4.88%, 4/13/31
(a)
376,526
306,000 Minejesa Capital BV, 5.63%,
8/10/37
(a)
290,544
204,000 Pertamina Persero PT, 6.45%,
5/30/44
(a)
206,119
910,000 Philippine Government International
Bond, 1.65%, 6/10/31 787,657

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Electric Utilities, continued
$ 150,000 Pluspetrol Camisea SA/ Pluspetrol
Lote 56 SA, 6.24%, 7/3/36, Callable
4/3/36 @ 100
(a)
$ 156,501
481,000 Republic of Poland Government
International Bond, Series 30Y,
5.50%, 4/4/53, Callable 10/4/52 @
100 453,303
2,617,921
Electrical Equipment (0.0%
†
):
407,000 LG Energy Solution, Ltd., 5.25%,
4/2/31
(a)
406,015
Financial Services (0.4%):
962,000 Consorcio Transmantaro SA, 4.70%,
4/16/34
(a)
939,379
1,000,000 Far East Horizon, Ltd., 5.88%,
3/5/28, MTN
(a)
1,005,660
1,000,000 Far East Horizon, Ltd., 6.00%,
10/1/28, MTN
(a)
1,009,020
500,000 Latvia Government International
Bond, 5.13%, 7/30/34
(a)
503,536
1,000,000 NTT Finance Corp., 4.70% (SOFR),
6/20/31
(a)
999,819
2,110,000 NTT Finance Corp., 5.17%, 7/16/32,
Callable 5/16/32 @ 100
(a)
2,103,090
305,000 Oman Government International
Bond, 6.75%, 10/28/27
(a)
312,039
281,632 Oriental Republic of Uruguay,
5.25%, 9/10/60, Callable 3/10/60
@ 100 260,382
1,500,000 Power Finance Corp., Ltd., 5.32%,
6/30/31, MTN
(a)
1,504,425
1,000,000 Rec, Ltd., 5.63%, 4/11/28, MTN
(a)
1,009,190
9,646,540
Food Products (0.0%
†
):
897,000 Grupo Bimbo SAB de CV, 4.00%,
9/6/49
(a)
686,239
Hotels, Restaurants & Leisure (0.0%
†
):
655,000 Royal Caribbean Cruises, Ltd.,
5.38%, 1/15/36, Callable 10/15/35
@ 100 649,052
Independent Power and Renewable Electricity
Producers (0.0%
†
):
249,937 AES Panama Generation Holdings
SRL, 4.38%, 5/31/30, Callable
2/28/30 @ 100
(a)
236,503
506,000 Colbun SA, 3.15%, 1/19/32, Callable
10/19/31 @ 100
(a)
456,466
692,969
Industrial Conglomerates (0.0%
†
):
344,000 CK Hutchison International 23, Ltd.,
4.75%, 4/21/28, Callable 3/21/28 @
100
(a)
345,567
Principal Amount Value
Yankee Debt Obligations, continued
Insurance (0.2%):
$ 1,000,000 CIMIC Finance, Ltd., 6.00%,
4/22/36, Callable 1/22/36 @ 100
(a)
$ 984,770
1,000,000 Fwd Group Holdings, Ltd., 7.78%,
12/6/33, MTN
(a)
1,134,220
393,000 Mexico City Airport Trust, 5.50%,
10/31/46, Callable 4/30/46 @ 100
(a)
334,871
750,000 Nippon Life Insurance Co., 4.75%,
4/2/31, Callable 3/2/31 @ 100
(a)
745,064
350,000 Nippon Life Insurance Co., 5.05%,
4/2/33, Callable 2/2/33 @ 100
(a)
349,961
3,548,886
Metals & Mining (0.4%):
5,765,000 Anglo American Capital plc, 2.88%,
3/17/31, Callable 12/17/30 @ 100
(a)
5,279,990
923,000 Anglo American Capital plc, 5.50%,
5/2/33, Callable 2/2/33 @ 100
(a)
939,437
1,006,000 Anglo American Capital plc, 4.75%,
3/16/52, Callable 9/16/51 @ 100
(a)
847,278
535,000 Anglo American Capital plc, 6.00%,
4/5/54, Callable 10/5/53 @ 100
(a)
534,690
725,000 Antofagasta plc, 2.38%, 10/14/30,
Callable 7/14/30 @ 100
(a)
654,047
269,000 Antofagasta plc, 6.25%, 5/2/34,
Callable 2/2/34 @ 100
(a)
283,586
239,000 Corp Nacional del Cobre de Chile,
Registered Shares, 6.44%, 1/26/36,
Callable 10/26/35 @ 100
(a)
253,199
1,058,000 Corp. Nacional del Cobre de Chile,
Registered Shares, 3.63%, 8/1/27,
Callable 5/1/27 @ 100
(a)
1,045,590
319,000 Nexa Resources SA, 6.75%, 4/9/34,
Callable 1/9/34 @ 100^
(a)
335,298
10,173,115
Mortgage Real Estate Investment Trusts (REITs)
(0.0%
†
):
195,000 Fondo Mivivienda SA, 5.40%,
3/31/31, Callable 2/28/31 @ 100
(a)
195,653
316,000 MFB Magyar Fejlesztesi Bank Zrt ,
6.50%, 6/29/28
(a)
323,129
140,000 Vale Overseas, Ltd., 6.40%,
6/28/54, Callable 12/28/53 @ 100 141,399
660,181
Multi-Utilities (0.0%
†
):
219,000 MVM Energetika Zrt , 7.50%, 6/9/28,
Callable 3/9/28 @ 100
(a)
228,038
Oil, Gas & Consumable Fuels (0.1%):
915,000 EIG Pearl Holdings Sarl , 4.39%,
11/30/46
(a)
745,725
285,000 Empresa Nacional del Petroleo ,
6.15%, 5/10/33, Callable 2/10/33 @
100
(a)
295,670
200,000 Empresa Nacional del Petroleo ,
5.95%, 7/30/34, Callable 4/30/34 @
100
(a)
203,813

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 696,106 Galaxy Pipeline Assets Bidco , Ltd.,
2.94%, 9/30/40
(a)
$ 577,944
495,000 QatarEnergy , 2.25%, 7/12/31,
Callable 4/12/31 @ 100
(a)
439,234
623,000 Saudi Arabian Oil Co., 3.25%,
11/24/50, Callable 5/24/50 @ 100
(a)
405,779
383,000 Saudi Arabian Oil Co., 5.88%,
7/17/64, Callable 1/17/64 @ 100
(a)
357,405
3,025,570
Paper & Forest Products (0.0%
†
):
381,000 Suzano Austria GmbH, 3.75%,
1/15/31, Callable 10/15/30 @ 100 356,257
Passenger Airlines (0.0%
†
):
577,000 Empresa de Transporte de
Pasajeros Metro SA, 4.70%, 5/7/50,
Callable 11/7/49 @ 100
(a)
490,101
Semiconductors & Semiconductor Equipment
(0.1%):
1,000,000 Kioxia Holdings Corp., 6.25%,
7/24/30, Callable 7/24/27 @
103.13
(a)
1,030,000
200,000 SK Hynix, Inc., Registered Shares,
6.50%, 1/17/33
(a)
216,900
1,246,900
Sovereign Bond (0.6%):
434,000 Abu Dhabi Government International
Bond, 3.88%, 4/16/50
(a)
331,680
825,733 Chile Government International
Bond, 4.95%, 1/5/36, Callable
10/5/35 @ 100 816,162
425,000 Hungary Government International
Bond, 5.25%, 6/16/29
(a)
429,386
200,000 Hungary Government International
Bond, 6.00%, 9/26/35
(a)
207,882
134,000 Hungary Government International
Bond, Series 30Y, 7.63%, 3/29/41 158,357
236,000 Indonesia Government International
Bond, 7.75%, 1/17/38
(a)
277,789
449,000 Kazakhstan Government
International Bond, 6.50%, 7/21/45
(a)
484,388
486,000 Kuwait International Government
Bond, 4.14%, 10/9/30
(a)
478,296
200,000 Mexico Government International
Bond, 3.75%, 1/11/28 198,000
236,000 Mexico Government International
Bond, 4.75%, 4/27/32, Callable
1/27/32 @ 100 226,606
250,000 Mexico Government International
Bond, 5.38%, 3/22/33, Callable
1/22/33 @ 100 244,826
310,000 Mexico Government International
Bond, 6.25%, 8/27/37, Callable
5/27/37 @ 100 306,878
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 296,000 Mexico Government International
Bond, 6.13%, 2/9/38, Callable
11/9/37 @ 100 $ 290,858
320,000 Mexico Government International
Bond, 6.75%, 2/9/56, Callable
8/9/55 @ 100 313,451
322,000 Mexico Government International
Bond, 5.75%, 10/12/10 263,055
502,000 Peruvian Government International
Bond, 2.78%, 1/23/31, Callable
10/23/30 @ 100 461,889
232,000 Peruvian Government International
Bond, 1.86%, 12/1/32, Callable
9/1/32 @ 100 192,210
135,000 Peruvian Government International
Bond, 3.00%, 1/15/34, Callable
10/15/33 @ 100 116,836
325,000 Peruvian Government International
Bond, 6.20%, 6/30/55, Callable
12/30/54 @ 100 334,215
3,600,000 Province of British Columbia
Canada, 4.75%, 6/12/34 3,630,510
200,000 Qatar Government International
Bond, 3.75%, 4/16/30
(a)
194,294
200,000 Qatar Government International
Bond, Registered Shares, 5.10%,
4/23/48
(a)
190,270
324,000 Romanian Government International
Bond, 5.25%, 11/25/27
(a)
324,137
150,000 Romanian Government International
Bond, Registered Shares, 6.63%,
2/17/28
(a)
152,945
314,000 Romanian Government International
Bond, Registered Shares, 5.88%,
1/30/29
(a)
315,976
190,000 Romanian Government International
Bond, Registered Shares, 2.50%,
2/8/30, MTN
(a)
205,679
430,000 Romanian Government International
Bond, 3.63%, 3/27/32
(a)
384,385
130,000 Romanian Government International
Bond, 7.13%, 1/17/33
(a)
137,652
366,000 Romanian Government International
Bond, 5.75%, 7/4/36
(a)
348,943
212,000 Saudi Government International
Bond, 2.75%, 2/3/32
(a)
189,511
200,000 Saudi Government International
Bond, Registered Shares, 3.25%,
11/17/51, MTN
(a)
129,117
478,000 Saudi Government International
Bond, 3.75%, 1/21/55
(a)
329,834
320,000 Saudi Government International
Bond, 5.88%, 1/12/56
(a)
309,372

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 683,214 Uruguay Government International
Bond, 5.75%, 10/28/34, Callable
7/28/34 @ 100 $ 713,443
13,688,832
Transportation Infrastructure (0.1%):
1,000,000 Adani Ports & Special Economic
Zone, Ltd., 3.83%, 2/2/32, Callable
8/2/31 @ 100
(a)
908,121
555,000 Mirae Asset Securities Co., Ltd.,
5.13%, 7/6/29, MTN
(a)
554,661
1,462,782
Wireless Telecommunication Services (0.0%
†
):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31,
Callable 3/5/31 @ 100
(a)
260,348
Total Yankee Debt Obligations (Cost
$70,370,922) 70,174,389
Municipal Bonds (0.5%):
Arizona (0.1%):
1,045,000 Maricopa County Industrial
Development Authority Revenue,
7.38%, 10/1/29, Continuously
Callable @ 100 1,091,484
California (0.1%):
905,000 California State University Revenue,
Series B, 2.72%, 11/1/52 586,242
435,000 State of California, GO, 7.50%,
4/1/34 493,671
440,000 University of California Revenue,
Series BF, 2.65%, 5/15/50,
Continuously Callable @ 100 282,026
347,000 University of California Revenue,
Series AQ, 4.77%, 5/15/15 282,925
50,000 University of California Revenue,
Series AD, 4.86%, 5/15/12 41,507
1,686,371
Louisiana (0.1%):
2,870,000 Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue, Series A1-A3, 5.05%,
12/1/34 2,906,700
Massachusetts (0.1%):
2,035,000 Massachusetts Educational
Financing Authority Revenue, Series
A, 6.35%, 7/1/49, Continuously
Callable @ 100 2,120,064
Michigan (0.0%
†
):
801,000 University of Michigan Revenue,
Series B, 3.50%, 4/1/52,
Continuously Callable @ 100 590,757
Principal Amount Value
Municipal Bonds, continued
Minnesota (0.0%
†
):
$ 406,000 University of Minnesota Revenue,
4.05%, 4/1/52 $ 323,396
New Jersey (0.0%
†
):
575,000 New Jersey Transportation Trust
Fund Authority Revenue, Series B,
6.56%, 12/15/40 630,021
New York (0.1%):
1,420,000 New York State Dormitory Authority
Revenue, Series C, 2.15%, 3/15/31 1,285,424
1,045,000 New York State Dormitory Authority
Revenue, Series C, 2.05%, 3/15/30 965,220
165,000 United Nations Development Corp.
Revenue, Series A, 6.01%, 8/1/40,
Continuously Callable @ 100 173,947
2,424,591
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance
Authority Revenue, Series A2,
4.62%, 6/1/44 242,945
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B,
2.75%, 10/1/41, Continuously
Callable @ 100 314,612
Total Municipal Bonds (Cost $13,273,377) 12,330,941
U.S. Government Agency Mortgages (34.0%):
Federal Farm Credit Banks Funding Corp. (0.7%):
625,000 3.50%, 9/1/32 597,359
1,045,000 3.88%, 9/20/32 1,019,600
6,095,000 1.68%, 9/17/35, Callable 7/9/26 @
100 4,727,483
3,450,000 1.84%, 1/25/36, Callable 7/9/26 @
100 2,697,479
4,730,000 2.10%, 2/25/36, Callable 7/9/26 @
100 3,781,455
2,569,000 2.50%, 4/14/36, Callable 7/9/26 @
100 2,128,897
2,875,000 2.49%, 5/19/36, Callable 7/9/26 @
100 2,375,687
17,327,960
Federal Home Loan Banks (0.7%):
4,530,000 3.88%, 6/4/27 4,520,215
4,080,000 3.56%, 5/16/33 3,875,865
1,435,000 1.85%, 1/25/36, Callable 7/25/26
@ 100 1,123,099
1,720,000 1.87%, 2/8/36, Callable 8/8/26 @
100 1,347,329
920,000 1.87%, 2/8/36, Callable 8/8/26 @
100 720,665
1,430,000 2.00%, 2/26/36, Callable 8/26/26
@ 100 1,132,110
4,545,000 2.65%, 11/5/41, Callable 7/9/26 @
100 3,347,424
16,066,707

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation (8.7%):
$ 8,704 3.00%, 9/1/27, Pool #U70060 $ 8,644
6,267 3.00%, 7/1/28, Pool #U79018 6,207
4,382,454 Class XFX,Series KL06, 1.46%,
12/25/29 148,198
8,661 3.00%, 1/1/30, Pool #V60724 8,394
6,127 3.00%, 1/1/30, Pool #V60696 5,901
14,934 2.50%, 3/1/30, Pool #V60770 14,485
27,882 3.00%, 5/1/30, Pool #J31689 27,279
35,201 2.50%, 5/1/30, Pool #J31728 34,328
24,035 2.50%, 5/1/30, Pool #V60796 23,410
15,986 2.50%, 5/1/30, Pool #J31418 15,582
55,691 3.00%, 6/1/30, Pool #V60840 54,403
5,241 2.50%, 7/1/30, Pool #J32209 5,107
6,250 2.50%, 7/1/30, Pool #J32204 5,970
1,186 2.50%, 7/1/30, Pool #J32491 1,154
3,308 3.00%, 7/1/30, Pool #J32181 3,237
1,602 2.50%, 7/1/30, Pool #V60905 1,562
28,635 3.00%, 7/1/30, Pool #G15520 27,913
5,582 3.00%, 8/1/30, Pool #V60909 5,446
3,844 3.00%, 8/1/30, Pool #J32436 3,743
20,915 2.50%, 8/1/30, Pool #V60902 20,342
26,643 2.50%, 8/1/30, Pool #V60886 25,940
22,186 2.50%, 9/1/30, Pool #V60903 21,571
67,911 2.50%, 9/1/30, Pool #V60904 66,034
6,985,637 Class X1,Series K121, 1.11%,
10/25/30 244,643
126,032 2.50%, 4/1/31, Pool #G16186 122,376
2,403,421 1.50%, 5/1/31, Pool #RD5057 2,269,455
378,278 1.50%, 6/1/31, Pool #RD5059 356,809
3,370 3.00%, 10/1/32, Pool #J37706 3,239
4,225 3.00%, 11/1/32, Pool #J37835 4,061
3,096 3.00%, 12/1/32, Pool #J38060 2,976
1,085,624 2.50%, 4/1/33, Pool #ZS8087 1,042,984
307,464 Class A2,Series KG08, 4.13%,
5/25/33 299,867
4,491,000 Class A3,Series K156, 3.70%,
6/25/33 4,214,911
54,802 3.50%, 1/1/34, Pool #ZS9068 54,320
590,771 2.50%, 1/1/35, Pool #SB0298 560,158
35,451 5.50%, 2/1/35, Pool #G04692 36,352
187,467 3.50%, 5/1/35, Pool #SC0063 181,543
542,577 2.00%, 9/1/35, Pool #SB0539 498,735
1,080,731 2.00%, 1/1/36, Pool #SB0546 994,433
720,078 2.00%, 2/1/36, Pool #SB8507 664,444
618,791 2.00%, 2/1/36, Pool #RC1819 569,417
231,134 2.00%, 3/1/36, Pool #SB0544 211,314
201,559 1.50%, 4/1/36, Pool #SB0510 180,883
1,355,980 1.50%, 4/1/36, Pool #SB0514 1,222,979
287,589 1.50%, 5/1/36, Pool #RC1975 259,368
1,351,808 2.00%, 5/1/36, Pool #RC1999 1,243,897
3,138,034 2.00%, 6/1/36, Pool #RC2071 2,890,277
1,348,170 2.00%, 7/1/36, Pool #RC2097 1,241,727
1,095,039 2.00%, 4/1/37, Pool #SB0679 1,003,701
28,118 3.00%, 9/1/37, Pool #ZA2471 26,486
563,278 3.00%, 6/1/38, Pool #SC0111 533,833
54,946 6.00%, 4/1/39, Pool #G07613 57,219
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 10,488 4.50%, 12/1/39, Pool #A90196 $ 10,408
303,494 3.50%, 1/1/40, Pool #RB5028 285,219
37,419 3.50%, 2/1/40, Pool #RB5034 35,167
10,590 4.50%, 7/1/40, Pool #A93010 10,495
11,376 4.00%, 8/1/40, Pool #A93534 11,025
70,300 4.00%, 9/1/40, Pool #A93851 67,221
199,832 4.50%, 9/1/40, Pool #A93700 197,816
14,773 4.00%, 10/1/40, Pool #A95923 14,237
10,694 4.00%, 11/1/40, Pool #A94779 10,307
9,310 4.00%, 11/1/40, Pool #A94977 8,973
10,348 4.00%, 11/1/40, Pool #A95144 9,973
701 4.00%, 4/1/41, Pool #Q00093 674
24,605 4.50%, 5/1/41, Pool #Q00959 24,410
23,408 4.50%, 5/1/41, Pool #Q00804 23,222
161,113 5.50%, 6/1/41, Pool #G07553 165,922
38,388 5.00%, 10/1/41, Pool #G07642 38,424
15,562 4.00%, 10/1/41, Pool #Q04022 15,009
14,217 4.00%, 10/1/41, Pool #Q03841 13,712
272,428 2.00%, 2/1/42, Pool #RB5145 233,210
1,433,711 2.00%, 3/1/42, Pool #RB5148 1,227,367
288,261 2.00%, 4/1/42, Pool #RB5153 246,773
91,118 3.50%, 4/1/42, Pool #C03811 85,903
94,815 3.50%, 4/1/42, Pool #Q07417 90,324
8,087 3.50%, 5/1/42, Pool #Q08239 7,628
2,962 3.50%, 5/1/42, Pool #Q08306 2,794
71,174 3.50%, 8/1/42, Pool #G07106 67,804
12,191 3.50%, 8/1/42, Pool #Q12162 11,613
4,284 3.50%, 10/1/42, Pool #Q11909 4,082
115,863 3.00%, 1/1/43, Pool #Q14866 105,662
49,026 3.00%, 3/1/43, Pool #Q16403 43,843
94,070 3.00%, 3/1/43, Pool #Q16673 84,122
55,585 3.50%, 6/1/43, Pool #Q18718 52,920
77,130 3.50%, 7/1/43, Pool #Q20206 72,569
33,032 4.00%, 9/1/43, Pool #Q21579 31,670
66,316 4.50%, 12/1/43, Pool #Q23779 66,113
63,955 4.50%, 12/1/43, Pool #G60018 63,598
9,566 3.50%, 1/1/44, Pool #Q24368 9,000
368,703 3.50%, 4/1/44, Pool #G07848 346,851
37,334 4.00%, 4/1/44, Pool #Q25643 35,797
5,796 3.50%, 5/1/44, Pool #Q26218 5,486
1,247,455 3.00%, 6/1/44, Pool #SD0498 1,136,225
46,337 3.50%, 6/1/44, Pool #Q28764 44,142
9,063 3.50%, 7/1/44, Pool #Q27319 8,578
33,458 4.00%, 7/1/44, Pool #G60901 32,077
13,816 3.50%, 9/1/44, Pool #Q28604 13,076
1,254,047 4.00%, 1/1/45, Pool #SD0478 1,207,281
1,407,026 4.00%, 1/1/45, Pool #SD0490 1,361,939
8,314 4.00%, 2/1/45, Pool #Q31338 7,999
4,389 4.00%, 2/1/45, Pool #Q31128 4,223
1,750,891 4.00%, 9/1/45, Pool #SD0507 1,680,676
8,906 3.50%, 9/1/45, Pool #Q36302 8,463
11,281 4.00%, 12/1/45, Pool #Q37957 10,827
11,981 4.00%, 12/1/45, Pool #Q37955 11,527
909,711 3.50%, 3/1/46, Pool #SD0485 861,097
510,714 3.00%, 9/1/46, Pool #Q42979 459,997
171,491 3.50%, 9/1/46, Pool #SD0486 159,316

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 150,466 3.00%, 9/1/46, Pool #G60718 $ 135,517
573,500 3.00%, 12/1/46, Pool #V82781 511,466
171,640 3.00%, 12/1/46, Pool #Q45064 154,587
93,109 3.00%, 12/1/46, Pool #Q45080 83,107
41,810 3.00%, 12/1/46, Pool #Q45083 38,139
464,852 3.00%, 2/1/47, Pool #SD0496 421,976
224,912 3.50%, 3/1/47, Pool #G60968 208,539
476,521 4.00%, 7/1/47, Pool #SD0504 453,520
574,979 4.50%, 7/1/47, Pool #G61047 561,322
248,736 3.50%, 10/1/47, Pool #G61178 231,164
283,835 3.50%, 12/1/47, Pool #G61208 263,771
37,971 3.50%, 1/1/48, Pool #Q53630 35,287
63,061 3.50%, 1/1/48, Pool #Q53648 58,991
291,360 3.50%, 1/1/48, Pool #ZS4751 268,462
289,757 3.50%, 2/1/48, Pool #ZT1353 267,717
2,057,036 3.50%, 4/1/48, Pool #G08808 1,890,772
403,829 4.00%, 4/1/48, Pool #SD0489 385,912
194,252 4.00%, 4/1/48, Pool #ZM6153 184,239
2,283,964 3.50%, 4/1/48, Pool #Q55389 2,099,460
2,088,142 3.50%, 5/1/48, Pool #G08813 1,919,362
2,045,892 4.00%, 8/1/48, Pool #SD0492 1,953,758
1,646,388 4.00%, 5/1/49, Pool #SD0488 1,565,080
1,281,036 4.50%, 3/1/50, Pool #SD0294 1,247,348
1,872,590 4.00%, 3/1/50, Pool #SD0296 1,779,563
637,573 4.00%, 6/1/50, Pool #SD0520 601,384
1,239,448 4.00%, 7/1/50, Pool #SD1146 1,169,043
365,208 2.50%, 7/1/50, Pool #QB1193 311,956
80,116 3.00%, 7/1/50, Pool #QB1479 71,283
444,049 4.00%, 7/1/50, Pool #SD0878 420,873
814,030 3.00%, 8/1/50, Pool #SD0519 723,753
214,392 2.00%, 8/1/50, Pool #QB2296 174,828
613,042 3.00%, 8/1/50, Pool #RA3282 544,611
615,941 3.00%, 8/1/50, Pool #RA3313 545,418
633,174 1.50%, 8/1/50, Pool #RA3217 483,986
3,989,429 3.00%, 9/1/50, Pool #SL3070 3,553,890
907,401 2.00%, 9/1/50, Pool #SI2075 730,038
1,598,661 1.50%, 10/1/50, Pool #SD8082 1,222,006
470,982 2.00%, 11/1/50, Pool #SD7528 383,101
2,817,787 2.50%, 2/1/51, Pool #SD7534 2,415,737
4,360,312 2.00%, 3/1/51, Pool #SD8134 3,509,853
24,609,849 2.00%, 3/1/51, Pool #SD2903 19,828,266
1,555,676 2.00%, 4/1/51, Pool #SD7539 1,273,020
1,784,062 2.50%, 5/1/51, Pool #SD0702 1,536,721
860,479 2.00%, 5/1/51, Pool #SD7541 700,832
4,861,062 2.50%, 5/1/51, Pool #RA5077 4,123,832
2,080,681 1.50%, 5/1/51, Pool #SD8145 1,593,170
874,404 3.00%, 7/1/51, Pool #SD7544 776,969
2,707,521 2.00%, 7/1/51, Pool #SD0716 2,185,892
826,481 2.00%, 9/1/51, Pool #SD0732 670,716
606,174 2.00%, 9/1/51, Pool #SD0730 493,116
172,205 1.50%, 10/1/51, Pool #QC9344 131,854
748,141 3.00%, 10/1/51, Pool #RA6015 660,565
2,762,345 2.00%, 10/1/51, Pool #RA6071 2,233,114
5,697,540 2.50%, 11/1/51, Pool #SD7548 4,864,041
1,753,198 2.50%, 11/1/51, Pool #RA6397 1,499,265
3,414,739 2.50%, 12/1/51, Pool #RA6388 2,896,986
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 819,743 2.00%, 12/1/51, Pool #SD0785 $ 670,270
854,597 2.00%, 12/1/51, Pool #SD0786 694,081
158,032 2.00%, 12/1/51, Pool #SD0789 127,599
324,627 2.00%, 12/1/51, Pool #SD0783 264,406
6,384,734 2.00%, 1/1/52, Pool #SD7549 5,224,223
17,974,198 2.50%, 1/1/52, Pool #SD7552 15,307,704
2,065,311 2.00%, 1/1/52, Pool #SD0892 1,677,386
1,467,822 2.00%, 1/1/52, Pool #SD0894 1,185,007
5,463,991 2.50%, 1/1/52, Pool #SD0923 4,649,723
644,338 3.00%, 2/1/52, Pool #SD7550 573,252
1,101,952 2.00%, 2/1/52, Pool #RA6768 864,939
17,694,430 3.00%, 3/1/52, Pool #SD7553 15,706,524
445,362 4.00%, 6/1/52, Pool #SD1952 423,230
67,043 5.00%, 6/1/52, Pool #QE4965 66,674
807,027 3.50%, 6/1/52, Pool #SD1053 741,147
862,209 3.50%, 6/1/52, Pool #SD1049 788,656
312,351 3.50%, 6/1/52, Pool #SD1086 284,930
1,007,556 5.00%, 7/1/52, Pool #SD1300 1,003,799
2,000,978 4.50%, 7/1/52, Pool #RA7506 1,933,287
2,565,596 5.00%, 8/1/52, Pool #SD1465 2,550,139
2,596,897 3.00%, 8/1/52, Pool #SD7556 2,296,939
103,514 5.00%, 9/1/52, Pool #QF0409 102,943
294,243 5.00%, 10/1/52, Pool #QF0895 292,891
292,591 6.00%, 11/1/52, Pool #RA8216 300,374
1,530,765 4.50%, 11/1/52, Pool #SD2000 1,480,081
1,157,651 5.50%, 1/1/53, Pool #QF6560 1,172,536
395,268 5.50%, 1/1/53, Pool #SD2275 401,347
1,315,369 6.00%, 1/1/53, Pool #SD2163 1,372,271
3,878,094 5.00%, 2/1/53, Pool #SL3072 3,846,948
864,153 6.00%, 2/1/53, Pool #RA8560 889,234
3,184,806 5.50%, 3/1/53, Pool #RA8758 3,225,728
335,386 6.00%, 3/1/53, Pool #SD2598 345,105
926,565 6.00%, 4/1/53, Pool #SD2760 950,844
2,784,461 5.50%, 5/1/53, Pool #RA9063 2,820,235
2,556,599 5.50%, 5/1/53, Pool #SD2893 2,595,697
382,322 5.50%, 8/1/53, Pool #RA9625 385,502
134,228 6.50%, 9/1/53, Pool #RA9868 140,322
786,369 6.50%, 11/1/53, Pool #RJ0320 816,741
4,533,044 6.00%, 12/1/53, Pool #SL3074 4,669,830
135,389 6.00%, 3/1/54, Pool #QI1182 138,984
1,038,798 6.00%, 4/1/54, Pool #RJ1274 1,066,369
3,673,880 5.00%, 5/1/54, Pool #SL2537 3,665,943
1,770,586 6.00%, 5/1/54, Pool #RJ1528 1,817,466
851,968 6.00%, 6/1/54, Pool #RJ1718 874,494
1,960,476 6.00%, 6/1/54, Pool #RJ1783 2,012,371
204,530 6.00%, 11/1/54, Pool #QJ9080 209,894
2,754,389 5.50%, 12/1/54, Pool #RJ3084 2,786,369
7,250,759 5.50%, 1/1/55, Pool #SL3073 7,339,322
803,120 5.00%, 1/1/56, Pool #RJ5674 803,702
696,916 5.00%, 2/1/56, Pool #RJ5995 695,881
215,674,560
Federal Home Loan Mortgage Corporation - REMICS (2.0%):
123,527 Class FL,Series 4248, 4.16%
(SOFR30A+56bps), 5/15/41 122,941

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation - REMICS, continued
$ 737,006 Class XZ,Series 4316, 4.50%,
3/15/44 $ 710,569
634,357 Class ZX,Series 4352, 4.00%,
4/15/44 608,253
248,418 Class FB,Series 4606, 4.21%
(SOFR30A+61bps), 8/15/46 246,934
654,971 Class AO,Series 5341, 1.25%,
6/25/50 485,379
1,872,312 Class AK,Series 4988, 1.00%,
7/25/50 1,473,327
1,860,469 Class TJ,Series 5002, 2.00%,
7/25/50 1,532,031
3,094,243 Class PO,Series 5319, 1.42%,
8/25/50 2,194,623
847,572 Class ID,Series 5109, 2.50%,
5/25/51 130,770
421,532 Class FB,Series 5479, 5.03%
(SOFR30A+140bps), 12/25/54 424,699
3,096,866 Class FA,Series 5491, 4.93%
(SOFR30A+130bps), 1/25/55 3,111,265
590,601 Class FB,Series 5515, 5.03%
(SOFR30A+140bps), 3/25/55 596,863
3,569,913 Class FC,Series 5518, 4.95%
(SOFR30A+132bps), 3/25/55 3,589,930
753,722 Class FC,Series 5539, 5.13%
(SOFR30A+150bps), 5/25/55 758,693
4,896,025 Class FA,Series 5570, 5.03%
(SOFR30A+140bps), 5/25/55 4,931,145
25,953,789 Class FD,Series 5545, 5.13%
(SOFR30A+150bps), 6/25/55 26,320,194
771,378 Class FM,Series 5543, 5.13%
(SOFR30A+150bps), 6/25/55 776,461
584,037 Class FG,Series 5543, 5.13%
(SOFR30A+150bps), 6/25/55 587,730
572,875 Class FC,Series 5543, 5.13%
(SOFR30A+150bps), 6/25/55 576,609
49,178,416
Federal National Mortgage Association (14.8%):
6,996 2.50%, 9/1/27, Pool #AB6194 6,919
5,224 2.50%, 9/1/27, Pool #AP5205 5,164
3,297 2.50%, 2/1/28, Pool #AB8446 3,251
6,038 2.50%, 4/1/28, Pool #AB8870 5,955
5,351 3.00%, 4/1/28, Pool #AT3121 5,298
6,007 3.00%, 5/1/28, Pool #AT6033 5,949
22,230 2.50%, 8/1/28, Pool #AS0190 21,870
31,119 3.50%, 10/1/28, Pool #AV0198 30,576
1,298 3.00%, 10/1/28, Pool #AQ4132 1,273
16,118 3.00%, 10/1/28, Pool #AU8774 15,934
57,725 3.50%, 11/1/28, Pool #AV1360 56,691
1,952 3.00%, 11/1/28, Pool #AV0298 1,912
45,426 3.00%, 4/1/29, Pool #AW0937 44,496
48,099 3.00%, 5/1/29, Pool #AW2544 47,320
65,929 3.00%, 6/1/29, Pool #AS2676 64,571
79,790 3.00%, 7/1/29, Pool #AW4229 78,403
15,747 3.00%, 7/1/29, Pool #AW1281 15,475
104,834 3.00%, 9/1/29, Pool #AL6897 103,203
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 12,311 3.50%, 9/1/29, Pool #AX0105 $ 12,132
42,906 3.00%, 9/1/29, Pool #AS3220 41,942
4,774 3.50%, 10/1/29, Pool #AX2741 4,696
24,545 3.00%, 10/1/29, Pool #AS3594 24,098
95,170 3.00%, 1/1/30, Pool #AL6144 92,886
3,543 2.50%, 2/1/30, Pool #AS4485 3,455
8,625 2.50%, 2/1/30, Pool #BM3403 8,471
4,189 2.50%, 2/1/30, Pool #AS4488 4,080
22,382 3.00%, 3/1/30, Pool #AL6583 21,887
30,082 2.50%, 3/1/30, Pool #AS4688 29,294
11,417 2.50%, 4/1/30, Pool #AY3416 11,135
18,187 3.00%, 4/1/30, Pool #AL6584 17,798
5,169 2.50%, 5/1/30, Pool #AY0828 5,013
9,501 3.00%, 5/1/30, Pool #AL6761 9,289
54,096 3.00%, 6/1/30, Pool #AL9381 52,859
4,435 2.50%, 7/1/30, Pool #AS5405 4,288
3,019 3.00%, 7/1/30, Pool #AZ2297 2,943
8,175 2.50%, 7/1/30, Pool #AZ2170 7,958
23,637 3.00%, 7/1/30, Pool #AX9701 23,079
4,572 3.00%, 7/1/30, Pool #AX9700 4,461
25,127 2.50%, 7/1/30, Pool #AS5403 24,435
16,716 3.00%, 7/1/30, Pool #AL7139 16,322
23,322 2.50%, 8/1/30, Pool #AS5616 22,664
17,202 3.00%, 8/1/30, Pool #AS5622 16,802
14,488 2.50%, 8/1/30, Pool #AS5614 14,091
3,567 3.00%, 8/1/30, Pool #AX3298 3,479
14,848 3.50%, 8/1/30, Pool #AS5708 14,608
22,390 3.00%, 8/1/30, Pool #AS5623 21,887
30,791 2.50%, 8/1/30, Pool #BM3552 29,994
1,294 3.00%, 8/1/30, Pool #AZ8597 1,263
3,370 3.00%, 8/1/30, Pool #AZ7833 3,282
20,207 3.00%, 8/1/30, Pool #AL7227 19,742
12,052 2.50%, 8/1/30, Pool #AS5548 11,713
28,266 3.00%, 8/1/30, Pool #AL7225 27,598
22,281 2.50%, 9/1/30, Pool #AS5872 21,636
4,297 3.00%, 9/1/30, Pool #AL7320 4,217
16,699 2.50%, 9/1/30, Pool #AS5786 16,223
19,725 3.00%, 9/1/30, Pool #AS5728 19,220
7,333 3.00%, 9/1/30, Pool #AZ5719 7,148
17,960 3.00%, 9/1/30, Pool #AS5714 17,530
17,880 2.50%, 11/1/30, Pool #AS6116 17,262
2,595 2.50%, 11/1/30, Pool #AL7800 2,522
17,622 2.50%, 11/1/30, Pool #AS6115 17,101
15,530 2.50%, 11/1/30, Pool #AS6142 15,078
22,506 2.50%, 11/1/30, Pool #AS6141 21,843
132,391 3.00%, 1/1/31, Pool #BM3537 129,883
12,006 2.50%, 3/1/31, Pool #BM1595 11,825
34,774 2.50%, 6/1/31, Pool #AS7320 33,373
590,183 1.50%, 6/1/31, Pool #MA4367 556,613
1,095,399 1.50%, 7/1/31, Pool #MA4389 1,032,080
59,392 2.50%, 7/1/31, Pool #AS7617 56,931
53,392 2.50%, 7/1/31, Pool #AS7605 51,183
6,393 4.00%, 8/1/31, Pool #AY4688 6,265
9,464 4.00%, 8/1/31, Pool #AY4707 9,370
311,988 3.00%, 8/1/31, Pool #AL9376 304,185
2,191 2.50%, 8/1/31, Pool #BC2777 2,112

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 35,759 3.00%, 9/1/31, Pool #AL9378 $ 34,808
77,587 2.50%, 10/1/31, Pool #AS8009 74,665
106,613 2.50%, 10/1/31, Pool #AS8193 102,543
21,500 2.00%, 10/1/31, Pool #MA2774 20,398
144,251 2.50%, 10/1/31, Pool #AS8208 138,731
448,771 2.50%, 10/1/31, Pool #BC4773 433,944
223,012 2.50%, 10/1/31, Pool #AS8195 215,372
86,550 2.50%, 11/1/31, Pool #AS8240 83,146
40,061 2.50%, 11/1/31, Pool #AS8245 38,672
38,221 2.50%, 11/1/31, Pool #BC2629 36,782
76,088 2.50%, 11/1/31, Pool #BC2631 73,196
49,243 2.50%, 11/1/31, Pool #AS8241 47,379
38,877 2.50%, 11/1/31, Pool #BC2628 37,505
35,273 2.00%, 11/1/31, Pool #BC9040 33,454
7,159 2.00%, 11/1/31, Pool #AS8291 6,787
112,505 2.00%, 11/1/31, Pool #AS8251 106,658
129,404 2.00%, 11/1/31, Pool #BM3054 122,880
31,237 2.00%, 12/1/31, Pool #MA2845 29,606
7,767 2.50%, 2/1/32, Pool #BM1036 7,471
5,220 3.00%, 2/1/32, Pool #BE5670 5,030
208,493 2.00%, 3/1/32, Pool #BM3061 197,481
154,415 2.50%, 3/1/32, Pool #AS9318 148,743
152,500 2.50%, 3/1/32, Pool #AS9321 144,422
116,179 3.00%, 3/1/32, Pool #AS9327 111,965
166,948 2.50%, 3/1/32, Pool #AS9319 159,890
79,847 2.50%, 3/1/32, Pool #AS9316 76,691
79,323 2.50%, 3/1/32, Pool #AS9317 74,947
543,296 3.50%, 4/1/32, Pool #BM3503 527,602
395,398 3.50%, 5/1/32, Pool #BM1602 386,359
597,544 3.00%, 6/1/32, Pool #BM1791 576,077
188,516 2.50%, 8/1/32, Pool #BM3578 181,316
56,599 3.00%, 9/1/32, Pool #BM3240 55,181
26,561 3.50%, 11/1/32, Pool #BJ2054 25,793
15,840 3.50%, 1/1/33, Pool #BJ2096 15,320
25,245 5.50%, 1/1/33, Pool #676661 25,689
312,281 2.50%, 2/1/33, Pool #BM3793 301,734
842,446 3.00%, 5/1/33, Pool #FM1880 815,650
19,514 5.50%, 5/1/33, Pool #555424 19,760
33,989 4.00%, 9/1/33, Pool #BK7642 33,208
76,547 4.00%, 10/1/33, Pool #CA2527 76,405
75,827 4.00%, 11/1/33, Pool #CA2555 74,053
138,981 2.50%, 12/1/33, Pool #FM1680 132,748
48,514 5.50%, 2/1/35, Pool #735989 49,133
151,126 5.00%, 2/1/35, Pool #735226 152,078
12,877 5.00%, 3/1/35, Pool #735288 12,958
4,510 6.00%, 4/1/35, Pool #735504 4,662
368,224 2.00%, 6/1/35, Pool #CA5933 339,213
188,887 2.00%, 6/1/35, Pool #CA5939 174,149
95,758 3.00%, 8/1/35, Pool #CA6849 91,749
97,415 3.00%, 8/1/35, Pool #CA6876 92,694
195,398 2.00%, 9/1/35, Pool #CA7136 179,530
22,617 5.00%, 9/1/35, Pool #889974 22,516
175,581 2.00%, 9/1/35, Pool #CA6840 161,388
579,454 2.50%, 12/1/35, Pool #CA8387 542,781
25,809 3.00%, 12/1/35, Pool #CA8391 24,516
65,130 3.00%, 12/1/35, Pool #CA8389 61,972
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 650,599 2.50%, 12/1/35, Pool #CA8388 $ 610,106
674,876 1.50%, 12/1/35, Pool #CA8377 604,761
69,243 4.00%, 1/1/36, Pool #AB0686 66,477
252,122 2.00%, 2/1/36, Pool #FM6149 231,740
246,538 2.50%, 3/1/36, Pool #CA9444 231,309
172,994 1.50%, 3/1/36, Pool #CA9422 155,245
351,791 2.00%, 3/1/36, Pool #CA9432 322,607
431,304 2.00%, 4/1/36, Pool #FM7495 397,257
323,808 2.00%, 5/1/36, Pool #CB0428 297,961
290,783 1.50%, 5/1/36, Pool #CB0622 260,946
1,016,932 1.50%, 6/1/36, Pool #FM7423 916,961
506,113 2.00%, 7/1/36, Pool #FM8117 464,271
123,163 5.50%, 9/1/36, Pool #995113 126,106
1,129,369 2.00%, 9/1/36, Pool #FM8695 1,043,383
1,210,147 2.00%, 9/1/36, Pool #FM8733 1,114,643
15,353 3.00%, 10/1/36, Pool #AL9227 14,515
246,872 2.00%, 11/1/36, Pool #FM9318 226,323
45,183 3.00%, 11/1/36, Pool #AS8349 41,738
115,487 3.00%, 11/1/36, Pool #AS8348 109,419
116,042 3.00%, 12/1/36, Pool #BE1896 109,711
151,238 3.00%, 12/1/36, Pool #AS8553 139,704
3,988,108 1.50%, 12/1/36, Pool #FS0003 3,566,325
232,562 2.00%, 1/1/37, Pool #FS0216 214,642
290,370 1.50%, 2/1/37, Pool #FS3221 260,498
105,183 2.00%, 2/1/37, Pool #FS0610 95,971
239,625 2.00%, 2/1/37, Pool #FS0754 219,085
566,332 2.00%, 2/1/37, Pool #CB2967 516,158
982,483 2.00%, 3/1/37, Pool #FS1331 900,561
1,232,885 2.00%, 3/1/37, Pool #FS1330 1,130,930
289,876 2.00%, 3/1/37, Pool #CB2966 265,127
736,611 2.00%, 4/1/37, Pool #FS3325 676,432
6,656 5.50%, 2/1/38, Pool #961545 6,825
5,266 6.00%, 3/1/38, Pool #889529 5,525
13,190 6.00%, 5/1/38, Pool #889466 13,839
30,774 5.50%, 5/1/38, Pool #889692 31,531
29,914 5.50%, 5/1/38, Pool #889441 30,548
21,057 5.50%, 6/1/38, Pool #995018 21,496
6,244 5.50%, 9/1/38, Pool #889995 6,396
14,678 6.00%, 10/1/38, Pool #889983 15,282
105,918 5.50%, 1/1/39, Pool #AB0200 108,972
28,577 4.50%, 4/1/39, Pool #930922 28,288
23,063 3.50%, 5/1/39, Pool #MA3660 22,344
32,974 4.50%, 5/1/39, Pool #AL1472 32,586
280,770 5.00%, 6/1/39, Pool #AL7521 279,478
221,181 6.00%, 7/1/39, Pool #BF0056 227,508
16,622 5.50%, 10/1/39, Pool #AD0362 17,245
94,064 3.50%, 12/1/39, Pool #MA3869 88,397
142,456 5.50%, 12/1/39, Pool #AC6680 145,367
15,832 5.50%, 12/1/39, Pool #AD0571 16,425
42,996 3.50%, 1/1/40, Pool #MA3891 40,413
1,572,955 4.50%, 1/1/40, Pool #AC8568 1,561,886
77,258 3.50%, 2/1/40, Pool #MA3935 72,614
13,800 5.50%, 3/1/40, Pool #AL5304 14,198
96,130 6.00%, 4/1/40, Pool #AL4141 100,025
12,131 4.50%, 4/1/40, Pool #AD4038 12,047
18,309 6.50%, 5/1/40, Pool #AL1704 19,106

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 22,157 4.50%, 7/1/40, Pool #AD7127 $ 21,847
23,122 4.50%, 7/1/40, Pool #AB1226 22,959
12,320 6.00%, 9/1/40, Pool #AE0823 12,853
10,997 4.00%, 1/1/41, Pool #AL7167 10,633
26,948 6.00%, 6/1/41, Pool #AL4142 28,107
169,165 5.00%, 7/1/41, Pool #AL7524 171,288
9,554 4.50%, 7/1/41, Pool #AB3314 9,467
1,058,000 4.00%, 7/25/41, TBA 1,027,252
752,000 2.50%, 7/25/41, TBA 702,885
6,333,000 4.50%, 7/25/41, TBA 6,254,827
16,721 4.50%, 9/1/41, Pool #AI8961 16,605
291,035 5.50%, 9/1/41, Pool #AL8430 297,739
11,163,925 1.50%, 11/1/41, Pool #FS0316 9,318,875
5,700,086 1.50%, 12/1/41, Pool #MA4500 4,759,579
1,741,633 2.00%, 12/1/41, Pool #MA4501 1,503,755
372,627 4.00%, 1/1/42, Pool #AB4307 359,714
95,957 3.50%, 1/1/42, Pool #AW8154 90,576
438,560 2.00%, 2/1/42, Pool #MA4540 375,447
4,258,440 2.00%, 3/1/42, Pool #MA4570 3,645,552
16,119 3.50%, 4/1/42, Pool #AK7510 15,151
36,319 3.50%, 4/1/42, Pool #AO0777 34,636
674,467 2.00%, 4/1/42, Pool #MA4586 577,364
81,081 4.00%, 5/1/42, Pool #AO2961 77,926
16,147 4.00%, 5/1/42, Pool #AO2114 15,519
5,874 3.50%, 5/1/42, Pool #AO2881 5,521
5,700 3.50%, 6/1/42, Pool #AO3048 5,357
8,235 3.50%, 6/1/42, Pool #AK9225 7,740
19,296 3.50%, 7/1/42, Pool #AO9707 18,137
74,989 4.50%, 9/1/42, Pool #AL2482 74,153
465,650 4.50%, 1/1/43, Pool #AL8206 460,314
38,083 3.00%, 3/1/43, Pool #AR7576 34,248
33,072 3.00%, 3/1/43, Pool #AR7568 29,394
46,389 3.00%, 3/1/43, Pool #AR9218 42,580
41,042 3.00%, 4/1/43, Pool #AB8923 37,671
65,472 3.00%, 4/1/43, Pool #AT2040 60,099
45,561 3.00%, 4/1/43, Pool #AR8630 41,820
472 3.50%, 4/1/43, Pool #CA1530 434
16,338 3.00%, 4/1/43, Pool #AT2037 14,521
39,571 3.00%, 4/1/43, Pool #AT2043 35,587
39,878 3.00%, 4/1/43, Pool #AB8924 35,862
4,677 3.00%, 6/1/43, Pool #AB9564 4,309
316,478 5.00%, 12/1/43, Pool #AL7777 320,394
139,475 5.00%, 11/1/44, Pool #AL8878 140,640
432,678 3.50%, 2/1/45, Pool #FM5294 406,171
131,623 3.50%, 2/1/45, Pool #BM1100 123,613
74,441 5.00%, 6/1/45, Pool #BM3784 75,178
64,131 4.50%, 9/1/45, Pool #AL7936 63,219
2,727 4.50%, 11/1/45, Pool #AS6233 2,682
39,413 4.50%, 11/1/45, Pool #AL9501 38,587
85,087 4.50%, 12/1/45, Pool #BM1756 83,139
10,528 3.00%, 6/1/46, Pool #AS7365 9,491
256,878 4.50%, 7/1/46, Pool #BM1920 252,827
556,279 3.50%, 7/1/46, Pool #BA7748 515,128
209,578 4.50%, 7/1/46, Pool #BM3053 206,595
11,811 3.00%, 8/1/46, Pool #AL9031 10,714
756,057 3.00%, 9/1/46, Pool #BD1469 678,605
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 70,729 3.00%, 11/1/46, Pool #BD9643 $ 63,627
253,005 3.00%, 11/1/46, Pool #BD9644 227,607
101,270 3.00%, 11/1/46, Pool #BD9645 90,350
692,311 3.00%, 12/1/46, Pool #AS8486 621,343
172,393 3.50%, 12/1/46, Pool #BE2103 158,056
269,929 3.50%, 2/1/47, Pool #BE1534 247,117
618,089 3.50%, 2/1/47, Pool #AL9920 568,888
65,329 3.50%, 3/1/47, Pool #BH0158 59,801
150,305 3.50%, 5/1/47, Pool #BE9375 137,594
198,300 4.00%, 5/1/47, Pool #BH0398 189,072
366,747 3.50%, 5/1/47, Pool #BD2417 335,734
243,883 3.50%, 5/1/47, Pool #BM1174 227,082
95,532 3.50%, 6/1/47, Pool #BH0567 87,452
148,843 4.00%, 7/1/47, Pool #BH3401 141,920
223,893 4.00%, 8/1/47, Pool #BM1619 213,474
15,208 4.00%, 9/1/47, Pool #MA3121 14,426
98,909 4.50%, 10/1/47, Pool #BM3052 97,102
479,870 3.50%, 11/1/47, Pool #MA3182 442,165
132,173 4.50%, 12/1/47, Pool #BH7067 128,752
483,748 3.50%, 12/1/47, Pool #MA3210 445,141
293,526 3.50%, 1/1/48, Pool #MA3238 270,462
326,103 4.00%, 1/1/48, Pool #BH9222 309,349
218,014 3.50%, 2/1/48, Pool #BH9277 200,309
42,624 4.00%, 2/1/48, Pool #BJ9057 40,520
54,048 4.00%, 2/1/48, Pool #BJ9058 51,352
282,375 3.50%, 3/1/48, Pool #BJ4916 259,447
149,188 3.50%, 3/1/48, Pool #BJ0648 137,073
86,387 3.50%, 3/1/48, Pool #BK1958 79,374
26,625 4.00%, 4/1/48, Pool #MA3333 25,253
2,495,296 4.50%, 4/1/48, Pool #FM7783 2,442,753
159,592 3.50%, 4/1/48, Pool #FM5295 149,643
99,034 4.50%, 4/1/48, Pool #BM3846 96,861
33,485 4.00%, 5/1/48, Pool #CA2708 31,759
22,421 4.00%, 6/1/48, Pool #MA3384 21,265
101,326 5.00%, 6/1/48, Pool #CA2317 102,804
52,758 4.50%, 7/1/48, Pool #BK6113 51,610
22,097 4.00%, 7/1/48, Pool #MA3415 20,958
6,932 4.50%, 7/1/48, Pool #BK4471 6,793
204,402 4.00%, 8/1/48, Pool #BK4772 194,158
301,356 4.00%, 9/1/48, Pool #FM5566 285,537
424,211 5.00%, 9/1/48, Pool #MA3472 425,236
31,372 5.00%, 10/1/48, Pool #MA3501 31,448
92,928 5.00%, 10/1/48, Pool #BK7881 93,153
63,430 4.00%, 10/1/48, Pool #CA2469 60,157
58,434 5.00%, 11/1/48, Pool #MA3527 58,575
7,050 3.50%, 11/1/48, Pool #FM1543 6,481
16,718 5.00%, 12/1/48, Pool #BN4404 16,774
19,171 5.00%, 1/1/49, Pool #BN4430 19,214
880,916 4.00%, 1/1/49, Pool #FM5296 842,166
57,171 5.00%, 1/1/49, Pool #BN3949 57,309
202,243 3.50%, 6/1/49, Pool #FM5315 186,424
595,808 4.00%, 9/1/49, Pool #FM3665 565,057
252,315 4.00%, 3/1/50, Pool #CA5368 239,332
3,486,400 3.00%, 3/1/50, Pool #FM5290 3,112,943
239,941 4.00%, 5/1/50, Pool #FM7973 227,042
323,413 4.00%, 6/1/50, Pool #CA6106 304,855

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,284,117 2.50%, 7/1/50, Pool #CA6359 $ 1,100,866
2,261,174 2.50%, 7/1/50, Pool #CA6341 1,931,725
2,175,762 2.50%, 7/1/50, Pool #CA6342 1,858,761
2,276,706 2.50%, 7/1/50, Pool #CA6343 1,945,055
1,339,735 3.00%, 8/1/50, Pool #FM5292 1,191,289
2,577,968 2.50%, 8/1/50, Pool #CA6577 2,202,428
2,117,714 2.50%, 8/1/50, Pool #CA6636 1,809,219
661,180 2.50%, 8/1/50, Pool #CA6711 564,863
1,540,324 2.00%, 8/1/50, Pool #FP0025 1,238,150
199,071 4.00%, 8/1/50, Pool #FM7703 188,563
314,485 2.00%, 9/1/50, Pool #BQ0697 253,634
1,004,614 2.00%, 9/1/50, Pool #MA4119 810,649
1,812,088 2.00%, 10/1/50, Pool #MA4158 1,462,180
1,656,348 1.50%, 10/1/50, Pool #MA4157 1,266,169
237,183 2.00%, 11/1/50, Pool #BQ6334 191,818
404,953 2.50%, 11/1/50, Pool #FM4874 347,184
1,476,345 2.50%, 11/1/50, Pool #CA7597 1,265,657
1,444,534 1.50%, 11/1/50, Pool #MA4181 1,104,218
1,463,922 1.50%, 12/1/50, Pool #MA4209 1,120,373
325,460 2.00%, 12/1/50, Pool #FM5305 264,589
1,080,078 2.00%, 12/1/50, Pool #FM5176 880,776
396,272 2.50%, 1/1/51, Pool #CA8592 338,524
340,188 3.50%, 1/1/51, Pool #FM7599 311,688
1,206,483 4.00%, 1/1/51, Pool #FM7031 1,142,139
9,187,787 2.00%, 1/1/51, Pool #MA4237 7,413,202
1,108,236 2.50%, 2/1/51, Pool #CA9038 942,729
2,284,072 2.00%, 2/1/51, Pool #BR1615 1,837,186
146,978 2.50%, 3/1/51, Pool #BR4654 125,019
1,948,956 1.50%, 3/1/51, Pool #MA4280 1,492,077
397,692 2.00%, 3/1/51, Pool #BN9004 323,901
1,350,715 4.00%, 3/1/51, Pool #FM7460 1,278,686
713,363 2.00%, 3/1/51, Pool #BN8997 580,246
223,234 2.00%, 4/1/51, Pool #FS0599 181,591
955,702 2.00%, 4/1/51, Pool #FM6863 782,987
667,278 2.00%, 4/1/51, Pool #BR7802 542,804
178,493 2.50%, 4/1/51, Pool #BR8896 151,845
98,542 2.50%, 4/1/51, Pool #BR8283 83,826
1,642,740 2.50%, 5/1/51, Pool #CB0383 1,399,990
102,941 2.50%, 5/1/51, Pool #BR8915 87,570
6,813,377 4.00%, 5/1/51, Pool #FS1463 6,447,342
52,978 2.50%, 5/1/51, Pool #BR8296 45,065
493,212 1.50%, 6/1/51, Pool #BR9265 377,664
4,823,917 3.00%, 6/1/51, Pool #CB0848 4,270,786
1,966,758 2.00%, 7/1/51, Pool #MA4378 1,582,080
160,858 2.50%, 7/1/51, Pool #BP3574 136,834
559,353 2.50%, 10/1/51, Pool #CB1806 476,650
3,169,055 4.00%, 10/1/51, Pool #FS1133 3,000,049
52,168 2.50%, 10/1/51, Pool #BT8452 44,383
1,819,960 2.00%, 11/1/51, Pool #CB2079 1,471,489
945,851 2.00%, 11/1/51, Pool #CB2139 771,644
2,445,304 2.00%, 11/1/51, Pool #FS1334 1,959,627
1,971,882 2.00%, 11/1/51, Pool #CB2054 1,606,117
1,979,756 3.00%, 11/1/51, Pool #CB2165 1,747,397
689,193 2.50%, 11/1/51, Pool #FS0026 586,750
1,280,752 2.00%, 12/1/51, Pool #FS0211 1,033,636
215,382 2.00%, 12/1/51, Pool #FS0598 176,219
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,213,267 2.00%, 12/1/51, Pool #FS0212 $ 986,703
432,352 2.50%, 12/1/51, Pool #CB2372 368,416
549,544 2.00%, 12/1/51, Pool #FM9730 447,599
846,223 3.00%, 12/1/51, Pool #CB2418 749,618
1,435,433 2.00%, 1/1/52, Pool #FS0497 1,158,763
1,836,043 2.50%, 1/1/52, Pool #FS0208 1,564,267
2,259,733 2.50%, 1/1/52, Pool #FS0209 1,925,589
1,476,901 2.50%, 1/1/52, Pool #CB2620 1,263,078
1,819,619 2.50%, 1/1/52, Pool #CB2621 1,550,190
1,982,431 2.50%, 1/1/52, Pool #FS0378 1,699,577
1,421,914 2.50%, 1/1/52, Pool #FS0193 1,209,701
833,694 2.50%, 1/1/52, Pool #CB2633 718,381
2,711,583 2.50%, 1/1/52, Pool #CB2622 2,310,097
5,674,767 2.00%, 2/1/52, Pool #FS2040 4,543,464
278,223 2.50%, 2/1/52, Pool #CB2863 241,313
2,992,298 2.00%, 2/1/52, Pool #CB2838 2,433,733
1,544,981 2.50%, 2/1/52, Pool #CB2855 1,310,858
577,900 2.00%, 2/1/52, Pool #CB2836 462,500
429,474 2.50%, 2/1/52, Pool #CB2854 363,275
1,847,357 2.50%, 2/1/52, Pool #CB2856 1,576,012
225,182 3.00%, 3/1/52, Pool #CB3115 199,303
1,851,868 2.00%, 3/1/52, Pool #CB3101 1,506,068
704,269 2.50%, 3/1/52, Pool #FS1661 600,001
3,388,550 2.00%, 3/1/52, Pool #CB3102 2,759,917
620,842 3.00%, 4/1/52, Pool #FS1520 549,926
9,321,880 2.00%, 4/1/52, Pool #FA2772 7,558,959
602,731 4.00%, 4/1/52, Pool #FS1267 570,464
1,027,393 3.00%, 5/1/52, Pool #FS1522 908,686
404,147 3.50%, 5/1/52, Pool #BV8545 371,575
3,815,486 4.00%, 5/1/52, Pool #FS3377 3,616,344
578,525 5.00%, 7/1/52, Pool #FS2409 576,367
898,175 5.00%, 7/1/52, Pool #FS2473 895,739
484,126 3.50%, 7/1/52, Pool #FS2812 441,193
726,399 5.00%, 7/1/52, Pool #FS2458 726,516
7,862,960 4.50%, 8/1/52, Pool #CB4345 7,625,456
342,552 3.50%, 8/1/52, Pool #CB4324 314,900
76,925 3.50%, 9/1/52, Pool #CB4657 70,519
382,921 3.50%, 9/1/52, Pool #CB4661 349,004
243,857 3.50%, 9/1/52, Pool #CB4658 223,826
291,480 3.50%, 9/1/52, Pool #CB4660 266,695
307,248 6.00%, 11/1/52, Pool #FS3251 316,514
753,122 5.00%, 12/1/52, Pool #MA4841 744,040
2,034,705 5.00%, 1/1/53, Pool #CB5450 2,012,374
1,791,813 6.00%, 1/1/53, Pool #FS3832 1,869,846
726,228 5.50%, 1/1/53, Pool #CB5462 733,981
994,087 5.50%, 1/1/53, Pool #BX6108 1,006,201
309,218 5.00%, 1/1/53, Pool #BX4207 306,289
213,948 5.50%, 2/1/53, Pool #BX6449 217,357
1,587,133 6.00%, 4/1/53, Pool #CB6094 1,629,039
6,828,407 5.00%, 4/1/53, Pool #CB6063 6,776,802
284,300 6.50%, 5/1/53, Pool #CB6340 297,219
2,235,882 6.00%, 5/1/53, Pool #CB6329 2,304,875
275,002 6.00%, 5/1/53, Pool #BY0568 281,752
571,495 5.50%, 5/1/53, Pool #BY0557 578,839
560,617 5.50%, 5/1/53, Pool #BY2967 567,819
674,224 6.00%, 5/1/53, Pool #FS4641 691,579

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 3,031,999 5.50%, 5/1/53, Pool #CB6321 $ 3,070,970
945,777 5.50%, 5/1/53, Pool #CB6322 960,853
2,311,892 5.50%, 5/1/53, Pool #FS4629 2,341,599
1,716,660 5.50%, 6/1/53, Pool #CB6463 1,738,635
2,751,401 6.00%, 7/1/53, Pool #CB6757 2,837,439
2,493,864 6.50%, 8/1/53, Pool #FS5537 2,605,384
5,144,572 6.00%, 8/1/53, Pool #CB6872 5,288,174
3,400,638 5.50%, 8/1/53, Pool #CB6868 3,437,012
381,964 6.50%, 8/1/53, Pool #CB6884 399,320
529,108 6.50%, 9/1/53, Pool #CB7142 554,398
1,355,689 6.50%, 10/1/53, Pool #CB7349 1,420,564
2,585,630 6.50%, 2/1/54, Pool #CB8018 2,688,983
208,839 6.00%, 2/1/54, Pool #DA8030 214,359
1,732,970 5.50%, 3/1/54, Pool #FS7428 1,748,587
2,871,638 6.00%, 3/1/54, Pool #CB8154 2,947,685
3,028,121 6.50%, 8/1/54, Pool #FS8574 3,144,299
264,184 6.00%, 11/1/54, Pool #DC5681 271,148
421,624 5.00%, 11/1/55, Pool #CC1503 421,889
786,392 5.00%, 2/1/56, Pool #CC1947 785,499
579,819 5.00%, 3/1/56, Pool #CC2214 579,725
970,985 5.00%, 4/1/56, Pool #CC2336 969,546
1,074,951 5.00%, 5/1/56, Pool #CC2735 1,073,359
4,197,000 6.50%, 7/25/56, TBA 4,339,960
5,881,000 6.00%, 7/25/56, TBA 6,008,728
76,678,000 5.50%, 7/25/56, TBA 76,929,600
8,512,000 5.00%, 7/25/56, TBA 8,361,710
1,870,000 4.50%, 7/25/56, TBA 1,791,109
5,796,000 3.50%, 7/25/56, TBA 5,257,153
1,300,000 3.50%, 8/25/56, TBA 1,178,734
366,615,039
Federal National Mortgage Association - REMICS (0.6%):
1,765,917 Class CY,Series 2010-136, 4.00%,
12/25/40 1,705,528
1,897,197 Class ZA,Series 2011-8, 4.00%,
2/25/41 1,834,210
281,031 Class UF,Series 2016-48, 4.14%
(SOFR30A+51bps), 8/25/46 280,160
1,608,616 Class AO,Series 2023-36, 1.54%,
8/25/50 1,109,271
862,408 Class IO,Series 2021-88, 2.50%,
12/25/51 111,752
392,379 Class FH,Series 2025-18, 5.03%
(SOFR30A+140bps), 8/25/54 395,812
238,865 Class FC,Series 2024-95, 5.03%
(SOFR30A+140bps), 12/25/54 243,973
1,517,256 Class FG,Series 2025-2, 5.08%
(SOFR30A+145bps), 2/25/55 1,530,180
903,424 Class FJ,Series 2025-35, 5.23%
(SOFR30A+160bps), 5/25/55 910,661
544,505 Class FA,Series 2025-42, 5.13%
(SOFR30A+150bps), 6/25/55 552,252
1,017,623 Class FE,Series 2025-42, 5.18%
(SOFR30A+155bps), 6/25/55 1,024,679
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association - REMICS, continued
$ 4,955,505 Class AF,Series 2025-63, 5.03%
(SOFR30A+140bps), 8/25/55 $ 5,014,250
14,712,728
FRESB Mortgage Trust (0.1%):
2,166,442 Class A10F,Series 2021-SB93,
1.81%, 10/25/31, Callable 9/25/31
@ 100 1,901,199
231,955 Class A10F,Series 2024-SB115,
4.41%, 8/25/34, Callable 7/25/34
@ 100 220,121
824,121 Class A10H,Series 2019-SB60,
3.50%, 1/25/39, Callable 12/25/28
@ 100 790,775
2,912,095
Government National Mortgage Association (6.3%):
3,902 4.50%, 9/15/33, Pool #615516 3,836
15,734 5.00%, 12/15/33, Pool #783571 16,006
6,562 6.50%, 8/20/38, Pool #4223 6,959
2,555 6.50%, 10/15/38, Pool #673213 2,697
3,597 6.50%, 11/20/38, Pool #4292 3,815
7,361 6.50%, 12/15/38, Pool #782510 7,705
64,101 5.00%, 1/15/39, Pool #782557 64,636
45,051 5.00%, 4/15/39, Pool #782619 45,535
35,089 5.00%, 4/15/39, Pool #711939 35,733
4,273 4.00%, 4/20/39, Pool #4422 4,085
4,443 5.00%, 6/15/39, Pool #782696 4,491
15,648 4.00%, 7/20/39, Pool #4494 14,956
26,678 5.00%, 10/20/39, Pool #4559 27,045
3,026 4.50%, 12/20/39, Pool #4598 3,005
8,292 4.50%, 1/15/40, Pool #728627 8,175
3,681 4.50%, 1/20/40, Pool #4617 3,656
3,029 4.50%, 2/20/40, Pool #4636 2,987
23,512 5.00%, 5/15/40, Pool #782958 23,903
193 4.50%, 5/20/40, Pool #4696 190
14,561 5.00%, 6/15/40, Pool #697862 14,831
16,168 4.50%, 7/15/40, Pool #745793 15,981
144,889 4.50%, 7/15/40, Pool #733795 142,852
7,574 4.50%, 7/20/40, Pool #4746 7,468
13,647 4.50%, 8/20/40, Pool #4771 13,455
4,130 4.00%, 9/20/40, Pool #4800 3,960
8,331 4.50%, 9/20/40, Pool #748948 8,227
30,731 4.50%, 10/15/40, Pool #783609 30,367
107,616 4.00%, 10/20/40, Pool #4833 103,187
13,893 4.50%, 10/20/40, Pool #4834 13,793
202,578 4.00%, 11/20/40, Pool #4853 194,241
99,821 4.00%, 12/20/40, Pool #4882 95,714
60,797 4.00%, 1/15/41, Pool #759138 57,612
89,703 4.00%, 1/20/41, Pool #4922 86,012
8,963 4.50%, 2/15/41, Pool #738019 8,775
413,504 4.00%, 2/20/41, Pool #742887 395,693
1,531 4.00%, 2/20/41, Pool #4945 1,452
29,473 4.00%, 3/15/41, Pool #762838 27,929
2,208 5.00%, 4/20/41, Pool #5018 2,197
36,026 4.50%, 6/20/41, Pool #783590 35,519
4,834 5.00%, 6/20/41, Pool #5083 4,812

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 55,290 4.00%, 7/20/41, Pool #742895 $ 52,899
24,940 4.50%, 7/20/41, Pool #783584 24,589
2,568 5.00%, 7/20/41, Pool #5116 2,556
84,054 4.50%, 7/20/41, Pool #5115 83,001
26,670 4.50%, 11/15/41, Pool #783610 27,331
71,089 3.50%, 1/15/42, Pool #553461 66,051
101,924 4.00%, 4/20/42, Pool #MA0023 96,617
43,328 5.00%, 7/20/42, Pool #MA0223 43,524
103,278 3.50%, 4/15/43, Pool #AD2334 95,200
195,326 3.50%, 4/20/43, Pool #MA0934 181,068
111,214 3.50%, 5/20/43, Pool #MA1012 103,096
9,548 4.00%, 7/20/43, Pool #MA1158 9,051
378,733 4.50%, 6/20/44, Pool #MA1997 366,400
8,080 4.00%, 8/20/44, Pool #AJ4687 7,773
5,642 4.00%, 8/20/44, Pool #AJ2723 5,428
305,206 4.00%, 8/20/44, Pool #MA2149 292,374
11,927 4.00%, 8/20/44, Pool #AI4167 11,473
168,032 5.00%, 12/20/44, Pool #MA2448 167,245
14,817 3.00%, 12/20/44, Pool #MA2444 13,414
178,799 3.00%, 2/15/45, Pool #784439 162,082
784,116 3.50%, 5/20/45, Pool #MA2826 725,899
102,393 5.00%, 12/20/45, Pool #MA3313 101,914
3,978,354 3.50%, 3/20/46, Pool #MA3521 3,654,191
757,964 3.50%, 5/20/46, Pool #MA3663 696,215
254,490 3.50%, 7/20/46, Pool #MA3803 233,755
1,030,941 3.50%, 9/20/46, Pool #MA3937 946,940
4,627 4.00%, 10/20/46, Pool #AQ0542 4,410
42,798 3.50%, 10/20/46, Pool #AX4341 39,346
69,229 3.50%, 10/20/46, Pool #AX4345 63,362
112,228 3.50%, 10/20/46, Pool #AX4344 103,001
43,975 3.50%, 10/20/46, Pool #AX4343 40,293
57,823 3.50%, 10/20/46, Pool #AX4342 53,170
60,906 4.50%, 3/15/47, Pool #AZ8560 58,535
52,797 4.50%, 4/15/47, Pool #AZ8597 50,736
77,019 4.50%, 4/15/47, Pool #AZ8596 75,124
50,092 4.50%, 5/15/47, Pool #BA7888 48,857
966,930 4.00%, 6/20/47, Pool #MA4511 920,406
9,484 4.00%, 9/15/47, Pool #BC5919 8,916
13,939 4.00%, 10/15/47, Pool #BE1031 12,942
12,171 4.00%, 10/15/47, Pool #BD3187 11,546
12,076 4.00%, 11/15/47, Pool #BE1030 11,487
751,377 4.00%, 11/20/47, Pool #MA4838 715,222
13,797 4.00%, 12/15/47, Pool #BE4664 12,811
376,041 4.00%, 12/20/47, Pool #MA4901 355,015
12,816 4.00%, 1/15/48, Pool #BE0204 12,167
19,439 4.00%, 1/15/48, Pool #BE0143 18,047
155,559 4.50%, 9/20/48, Pool #BD0560 150,546
302,079 4.50%, 3/20/49, Pool #MA5818 295,452
12,895 4.50%, 4/20/49, Pool #MA5877 12,612
134,938 4.50%, 5/20/49, Pool #MA5932 131,979
439,726 3.00%, 4/20/50, Pool #MA6599 391,150
248,571 4.50%, 4/20/50, Pool #MA6602 243,626
195,710 4.00%, 5/20/50, Pool #MA6658 184,899
56,733 3.00%, 5/20/50, Pool #MA6656 50,462
1,410,921 Class LP,Series 2020-127, 1.50%,
6/20/50 1,148,883
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 4,479,552 2.00%, 8/20/50, Pool #MA6818 $ 3,671,525
997,105 3.00%, 10/20/50, Pool #MA6932 887,072
789,696 2.00%, 11/20/50, Pool #MA6994 646,802
14,050,913 2.00%, 12/20/50, Pool #MA7051 11,512,857
9,764,862 2.00%, 1/20/51, Pool #MA7135 7,998,004
913,554 3.00%, 1/20/51, Pool #MA7137 813,728
1,481,545 2.00%, 2/20/51, Pool #MA7192 1,213,473
4,342,754 2.50%, 4/20/51, Pool #MA7312 3,709,003
4,870,780 3.00%, 6/20/51, Pool #MA7419 4,326,803
6,324,656 3.00%, 8/20/51, Pool #MA7535 5,616,736
1,565,406 3.00%, 12/20/51, Pool #MA7768 1,390,266
66,231 3.00%, 1/20/52, Pool #MA7828 58,840
3,637,827 2.50%, 5/20/52, Pool #MA8042 3,106,395
6,656,918 3.50%, 5/20/52, Pool #MA8044 6,066,664
14,293,913 2.50%, 6/20/52, Pool #MA8097 12,205,974
4,090,392 2.50%, 7/20/52, Pool #MA8147 3,492,955
171,312 2.50%, 8/20/52, Pool #MA8197 146,293
987,377 3.50%, 9/20/52, Pool #MA8266 898,447
179,526 3.50%, 10/20/52, Pool #MA8345 162,512
950,590 2.50%, 12/20/52, Pool #MA8485 811,839
3,866,551 4.00%, 12/20/52, Pool #MA8488 3,600,046
3,029,600 2.50%, 1/20/53, Pool #MA8564 2,587,432
180,974 6.00%, 4/20/53, Pool #CT7444 188,171
878,000 5.00%, 7/20/56, TBA 865,242
644,000 3.00%, 7/20/56, TBA 571,248
1,722,000 4.00%, 7/20/56, TBA 1,598,500
159,000 4.50%, 7/20/56, TBA 152,590
153,000 5.50%, 7/20/56, TBA 153,693
12,388,000 4.50%, 8/1/56, TBA 11,880,866
3,896,000 6.50%, 8/20/56, TBA 4,029,316
9,169,000 6.00%, 8/20/56, TBA 9,336,621
18,220,000 5.50%, 8/20/56, TBA 18,274,091
20,083,000 5.00%, 8/20/56, TBA 19,769,203
156,681,787
Resolution Funding Corp. Principal Strip (0.1%):
1,290,000 4.63%, 4/15/30
(c)
1,094,992
Total U.S. Government Agency Mortgages
(Cost $875,890,512) 840,264,284
U.S. Treasury Obligations (21.7%):
U.S. Treasury Bonds (11.5%):
1,990,000 5.38%, 2/15/31 2,086,468
14,025,000 4.75%, 2/15/37 14,413,427
7,185,000 5.00%, 5/15/37 7,537,514
1,480,000 1.88%, 2/15/41 1,026,981
12,070,000 2.25%, 5/15/41 8,805,442
17,500,000 1.75%, 8/15/41 11,727,734
16,085,000 3.13%, 11/15/41 13,141,948
4,940,000 2.00%, 11/15/41 3,421,915
2,220,000 2.38%, 2/15/42 1,620,253
16,285,000 2.75%, 11/15/42 12,379,781
19,770,000 4.00%, 11/15/42 17,852,464
1,360,000 3.88%, 2/15/43 1,205,725
8,855,000 4.38%, 8/15/43 8,330,618
4,712,500 3.63%, 8/15/43 4,015,565

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 6,000,000 4.75%, 11/15/43 $ 5,903,203
2,865,000 4.50%, 2/15/44 2,729,472
445,000 4.13%, 8/15/44 402,447
4,380,000 4.63%, 11/15/44 4,223,449
9,005,000 4.75%, 2/15/45 8,809,423
955,000 3.00%, 5/15/45 726,098
825,000 5.00%, 5/15/45 832,187
775,000 2.88%, 8/15/45 574,893
2,415,000 4.88%, 8/15/45 2,396,605
3,800,000 4.63%, 11/15/45 3,650,078
3,315,000 4.63%, 2/15/46 3,181,494
3,595,000 5.00%, 5/15/46 3,622,384
4,770,000 2.25%, 8/15/46 3,112,425
6,855,000 2.88%, 11/15/46 5,006,024
3,105,000 2.75%, 11/15/47 2,189,146
5,645,000 3.00%, 2/15/48 4,155,249
44,535,000 3.13%, 5/15/48 33,444,741
4,055,000 3.38%, 11/15/48 3,169,553
3,935,000 3.00%, 2/15/49 2,869,015
125,000 2.88%, 5/15/49 88,774
11,445,000 1.25%, 5/15/50 5,442,187
19,355,000 1.38%, 8/15/50 9,489,998
9,174,000 1.63%, 11/15/50 4,794,490
4,135,000 1.88%, 2/15/51 2,297,832
5,850,000 2.38%, 5/15/51 3,659,221
5,830,000 2.00%, 8/15/51 3,319,229
1,102,000 1.88%, 11/15/51 605,497
1,054,000 2.25%, 2/15/52 634,706
11,498,000 2.88%, 5/15/52 7,953,382
5,054,000 3.00%, 8/15/52 3,582,417
1,052,000 3.63%, 2/15/53 841,353
2,252,000 3.63%, 5/15/53 1,799,225
875,000 4.75%, 11/15/53 846,221
7,880,000 4.25%, 8/15/54 7,036,286
5,305,000 4.50%, 11/15/54 4,939,245
10,678,000 4.63%, 2/15/55 10,151,191
6,072,000 4.75%, 5/15/55 5,890,314
598,000 4.75%, 8/15/55 580,247
3,700,000 4.75%, 2/15/56 3,593,770
8,148,000 5.00%, 5/15/56 8,233,618
284,342,924
U.S. Treasury Inflation Indexed Bonds (0.3%):
7,348,390 1.88%, 1/15/36 7,145,448
U.S. Treasury Notes (9.9%):
22,515,000 4.13%, 9/30/27 22,507,964
7,400,000 3.50%, 2/15/29 7,278,594
17,170,000 3.50%, 3/15/29 16,882,268
1,697,000 4.63%, 4/30/29 1,717,351
20,705,000 3.88%, 5/15/29 20,548,095
8,995,000 4.13%, 6/15/29 8,987,621
6,632,000 4.25%, 6/30/29 6,647,544
8,665,000 4.00%, 7/31/29 8,624,383
4,134,000 3.63%, 8/31/29 4,068,276
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 5,850,000 3.13%, 8/31/29 $ 5,669,473
10,336,000 3.50%, 9/30/29 10,127,261
2,000 4.13%, 10/31/29 1,997
1,000 4.13%, 11/30/29 998
2,327,000 3.75%, 5/31/30 2,290,368
882,000 4.00%, 7/31/30 875,661
9,835,000 3.63%, 8/31/30 9,622,549
1,419,000 3.63%, 9/30/30 1,387,904
895,000 4.63%, 9/30/30 909,788
12,471,000 3.63%, 10/31/30 12,191,377
3,960,000 3.63%, 12/31/30 3,867,652
2,637,000 3.75%, 12/31/30 2,588,380
3,825,000 3.75%, 1/31/31 3,753,431
10,598,000 4.00%, 1/31/31 10,507,337
2,770,000 3.88%, 3/31/31 2,731,155
28,033,802 1.25%, 4/15/31 27,165,411
3,250,000 3.88%, 4/30/31 3,203,789
3,239,000 4.13%, 5/31/31 3,227,992
7,910,000 4.25%, 6/30/31 7,922,359
3,000 3.75%, 8/31/31 2,934
3,000 4.38%, 1/31/32 3,020
1,000 4.13%, 2/29/32 994
1,000 4.13%, 3/31/32 994
2,000 4.13%, 5/31/32 1,986
3,000 3.75%, 10/31/32 2,912
14,585,000 4.25%, 3/31/33 14,541,701
2,946,000 4.63%, 2/15/35 2,993,412
18,435,000 4.13%, 2/15/36 17,990,688
3,130,000 4.38%, 5/15/36 3,113,494
243,959,113
Total U.S. Treasury Obligations (Cost
$578,323,844) 535,447,485
Shares
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
97,526 BlackRock Liquidity FedFund ,
Institutional Class, 3.54%
+(c)(d)
97,526
Total Affiliated Investment Company (Cost
$97,526) 97,526
Unaffiliated Investment Company (4.3%):
Money Market Funds (4.3%):
105,860,607 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(c)
105,860,607
Total Unaffiliated Investment Company (Cost
$105,860,607) 105,860,607
Total Investment Securities
(Cost $2,746,254,315 ) — 107.5% 2,659,156,795
Net other assets (liabilities) — (7.5)% (184,873,327)
Net Assets — 100.0% $ 2,474,283,468

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
EUR003M—3 Month Euribor
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIO/N—Sterling Overnight Index
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $93,190.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2026.
(c) The rate represents the effective yield at June 30, 2026.
(d) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
Securities Sold Short (-3.9%):
At June 30, 2026, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 1.50% 7/25/41 $ (1,781,000) $ (1,580,185) $ (1,586,203)
Federal National Mortgage Association, TBA 2.00% 7/25/41 (10,402,000) (9,492,174) (9,472,321)
Federal National Mortgage Association, TBA 3.00% 7/25/41 (166,000) (156,572) (156,792)
Federal National Mortgage Association, TBA 3.50% 7/25/41 (391,000) (371,603) (372,427)
Federal National Mortgage Association, TBA 2.00% 7/25/56 (18,234,000) (14,522,758) (14,541,615)
Federal National Mortgage Association, TBA 2.50% 7/25/56 (7,941,000) (6,630,923) (6,630,735)
Federal National Mortgage Association, TBA 3.00% 7/25/56 (8,234,000) (7,181,547) (7,175,159)
Federal National Mortgage Association, TBA 4.00% 7/25/56 (12,218,000) (11,421,444) (11,412,376)
Federal National Mortgage Association, TBA 6.00% 8/25/56 (31,528,000) (32,031,969) (32,114,224)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.00% 7/20/56 (7,630,000) (6,198,481) (6,242,294)
Government National Mortgage Association, TBA 2.50% 7/20/56 (7,424,000) (6,356,510) (6,331,280)
Government National Mortgage Association, TBA 3.50% 7/20/56 (1,210,000) (1,082,897) (1,085,691)
Government National Mortgage Association, TBA 6.00% 7/20/56 (182,000) (185,688) (185,640)
Government National Mortgage Association, TBA 6.50% 7/20/56 (61,000) (63,172) (63,183)
$ (97,275,923) $ (97,369,940)

Allianz Variable Insurance Products Trust
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Short Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds June Futures (U.S. Dollar) 6/30/26 92 $ (36,946,706) $ (167)
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar) 9/21/26 37 (4,199,500) (47,993)
$ (48,160)
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 427 $ 48,024,156 $ 64,403
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 561 61,648,641 (10,176)
U.S. Treasury 2-Year Note September Futures (U.S. Dollar) 9/30/26 1,048 216,027,188 217,112
U.S. Treasury 5-Year Note September Futures (U.S. Dollar) 9/30/26 1,791 191,720,953 659,853
$ 931,192
Total Net Futures Contracts $ 883,032
Forward Currency Contracts
At June 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 200,180 European Euro 169,020 BNP Paribas SA 7/16/26 $ 6,944
U.S. Dollar 165,728 European Euro 139,930 BNP Paribas SA 7/16/26 5,749
U.S. Dollar 2,776,805 European Euro 2,385,000 BNP Paribas SA 9/16/26 42,923
U.S. Dollar 4,009,042 British Pound 2,989,000 BNP Paribas SA 9/16/26 45,072
U.S. Dollar 3,045,538 European Euro 2,613,000 HSBC 9/16/26 50,303
U.S. Dollar 3,796,661 European Euro 3,299,000 HSBC 9/16/26 15,077
U.S. Dollar 2,455,275 British Pound 1,837,000 JPMorgan Chase 9/16/26 19,071
U.S. Dollar 5,528,103 British Pound 4,119,000 JPMorgan Chase 9/16/26 65,543
U.S. Dollar 1,163,085 European Euro 1,000,000 Natwest Capital Markets, Ltd. 9/16/26 16,803
U.S. Dollar 2,642,780 European Euro 2,300,000 Natwest Capital Markets, Ltd. 9/16/26 6,332
$273,817
U.S. Dollar 2,456,032 British Pound 1,855,000 HSBC 9/16/26 (4,043)
U.S. Dollar 1,070,936 European Euro 935,000 JPMorgan Chase 9/16/26 (838)
U.S. Dollar 1,473,186 European Euro 1,293,000 Morgan Stanley 9/16/26 (8,957)
$(13,838)
Total Net Forward Currency Contracts $259,979
Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts.
Unrealized Unrealized
Appreciation Depreciation
Forward currency contracts $ 273,81 7 $ (13,838)

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (42.5%):
Aerospace & Defense (1.2%):
145 Boeing Co. (The)* $ 31,388
6,029 General Dynamics Corp. 2,135,713
4,591 Honeywell Aerospace, Inc.* 1,014,978
14,178 Howmet Aerospace, Inc. 3,811,897
2,961 L3Harris Technologies, Inc. 860,437
3,393 Lockheed Martin Corp. 1,728,598
1,310 Northrop Grumman Corp. 667,196
26,310 RTX Corp. 4,991,796
285 Woodward, Inc. 121,251
15,363,254
Air Freight & Logistics (0.1%):
2,524 FedEx Corp. 790,340
1,262 FedEx Freight Holding Co., Inc.* 190,562
980,902
Automobiles (1.0%):
208,611 Ford Motor Co. 2,899,693
41,821 General Motors Co. 3,223,563
17,264 Tesla, Inc.* 7,261,238
13,384,494
Banks (1.5%):
72,308 Bank of America Corp. 4,120,110
17,861 Citigroup, Inc. 2,499,825
25,132 JPMorgan Chase & Co. 8,226,457
18,792 US Bancorp 1,135,037
47,334 Wells Fargo & Co. 3,911,682
19,893,111
Beverages (0.2%):
8,715 Coca-Cola Co. (The) 708,268
17,727 PepsiCo, Inc. 2,400,236
3,108,504
Biotechnology (1.2%):
23,107 AbbVie, Inc. 5,814,645
28,246 Gilead Sciences, Inc. 3,568,600
20,647 Incyte Corp.* 2,340,544
6,557 Neurocrine Biosciences, Inc.* 1,105,084
10,715 PTC Therapeutics, Inc.* 874,023
3,241 Regeneron Pharmaceuticals, Inc. 2,020,893
15,723,789
Broadline Retail (1.7%):
89,644 Amazon.com, Inc.* 21,365,751
Building Products (0.5%):
15,292 Johnson Controls International plc 2,234,314
8,044 Trane Technologies plc 3,950,891
1,726 Zurn Elkay Water Solutions Corp. 87,215
6,272,420
Capital Markets (1.5%):
1,910 Ameriprise Financial, Inc. 876,232
22,980 Bank of New York Mellon Corp. (The) 3,323,138
Shares Value
Common Stocks, continued
Capital Markets, continued
2,658 Cboe Global Markets, Inc. $ 645,017
46,479 Charles Schwab Corp. (The) 4,288,617
3,839 CME Group, Inc., Class A 847,766
2,336 Goldman Sachs Group, Inc. (The) 2,362,560
13,789 KKR & Co., Inc. 1,265,554
14,895 Morgan Stanley 3,113,651
767 Morningstar, Inc. 119,667
4,864 S&P Global, Inc. 1,980,913
6,190 State Street Corp. 1,049,824
707 White Iris Temp Shares* 9,177
19,882,116
Chemicals (0.0%
†
):
52 CF Industries Holdings, Inc. 5,629
2,292 Dow, Inc. 62,709
820 Linde plc 425,531
493,869
Commercial Services & Supplies (0.2%):
3,809 Cintas Corp. 647,835
25,496 Veralto Corp. 2,260,985
2,908,820
Communications Equipment (0.9%):
14,241 Arista Networks, Inc.* 2,419,261
2,706 Ciena Corp.* 1,327,455
44,878 Cisco Systems, Inc. 5,271,370
1,963 F5, Inc.* 816,529
5,292 Motorola Solutions, Inc. 2,197,715
12,032,330
Construction & Engineering (0.4%):
10,007 AECOM 698,488
1,365 Comfort Systems USA, Inc. 2,705,362
14,129 Tutor Perini Corp. 1,172,283
4,576,133
Consumer Finance (0.0%
†
):
3,125 Capital One Financial Corp. 626,937
Consumer Staples Distribution & Retail (0.5%):
40 Casey's General Stores, Inc. 31,792
2,216 Costco Wholesale Corp. 2,073,001
19,921 Maplebear , Inc.* 943,259
2,558 Sysco Corp. 213,798
31,738 Walmart, Inc. 3,594,646
6,856,496
Diversified Telecommunication Services (0.2%):
122,971 AT&T, Inc. 2,545,500
Electric Utilities (0.3%):
2,243 Constellation Energy Corp. 557,094
81,804 PPL Corp. 2,973,576

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
6,806 Southern Co. (The) $ 651,402
4,182,072
Electrical Equipment (0.8%):
11,046 AMETEK, Inc. 2,672,469
3,859 Eaton Corp. plc 1,644,397
4,203 GE Vernova , Inc. 4,937,937
440 nVent Electric plc 74,629
829 Rockwell Automation, Inc. 410,421
1,789 Vertiv Holdings Co., Class A 598,993
10,338,846
Electronic Equipment, Instruments &
Components (0.7%):
28,751 Amphenol Corp., Class A 5,069,376
9,606 Keysight Technologies, Inc.* 3,362,773
3,657 Zebra Technologies Corp.* 962,742
9,394,891
Energy Equipment & Services (0.1%):
4,075 Halliburton Co. 138,346
8,418 TechnipFMC plc 558,114
696,460
Entertainment (0.4%):
14,268 Electronic Arts, Inc. 2,925,511
16,804 Netflix, Inc.* 1,199,805
3,956 Roku, Inc., Class A* 546,482
21,988 Warner Bros Discovery, Inc.* 586,200
5,257,998
Financial Services (1.9%):
21,529 Berkshire Hathaway, Inc., Class B* 10,772,896
3,936 Block, Inc., Class A* 299,136
25,710 Fidelity National Information
Services, Inc. 999,605
57,987 Fiserv, Inc.* 2,844,262
11,900 Mastercard, Inc., Class A 6,111,840
8,451 Visa, Inc., Class A 2,899,454
23,927,193
Gas Utilities (0.1%):
3,746 Atmos Energy Corp. 645,323
Ground Transportation (0.4%):
84,127 Lyft, Inc., Class A* 1,229,095
534 Norfolk Southern Corp. 167,991
48,697 Uber Technologies, Inc.* 3,513,976
4,911,062
Health Care Equipment & Supplies (0.2%):
25,349 Abbott Laboratories 2,300,168
Health Care Providers & Services (0.5%):
11,087 Cano Health LLC* —
9,989 Centene Corp.* 641,194
2,101 Elevance Health, Inc. 812,520
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
8,656 HealthEquity, Inc.* $ 781,810
1,641 Tenet Healthcare Corp.* 306,998
9,303 UnitedHealth Group, Inc. 3,866,606
6,409,128
Health Care REITs (0.1%):
6,837 Welltower, Inc. 1,551,794
Hotels, Restaurants & Leisure (0.4%):
24,485 Airbnb, Inc., Class A* 3,503,803
4,010 Expedia Group, Inc. 1,026,079
52,425 Global Business Travel Group I* 492,271
7,413 Navan, Inc.* 169,535
5,191,688
Household Durables (0.0%
†
):
676 Garmin, Ltd. 160,577
Household Products (0.1%):
7,228 Procter & Gamble Co. (The) 1,059,914
Industrial Conglomerates (0.6%):
17,242 General Electric Co. 6,443,853
4,591 Honeywell International, Inc. 1,027,925
7,471,778
Industrial REITs (0.1%):
7,274 Prologis, Inc. 985,409
Insurance (0.7%):
5,714 Acrisure Holdings, Inc.* 181,705
9,200 Allstate Corp. (The) 2,189,048
4,367 Hartford Insurance Group, Inc. (The) 578,715
4,753 Loews Corp. 538,087
30,468 Oscar Health, Inc., Class A* 868,948
18,285 Progressive Corp. (The) 3,994,358
8,350,861
Interactive Media & Services (3.6%):
52,859 Alphabet, Inc., Class A 18,890,221
42,697 Alphabet, Inc., Class C 15,086,131
21,663 Meta Platforms, Inc., Class A 12,202,551
46,178,903
IT Services (0.1%):
115 Cloudflare, Inc., Class A* 28,207
3,510 GoDaddy, Inc., Class A* 297,929
3,751 VeriSign, Inc. 943,602
1,269,738
Leisure Products (0.1%):
10,737 Hasbro, Inc. 886,769
Life Sciences Tools & Services (0.3%):
9,341 Danaher Corp. 1,779,274
8,399 Illumina, Inc.* 1,476,796
3,256,070

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery (0.4%):
1,311 Caterpillar, Inc. $ 1,396,084
10,476 Crane Co. 2,336,881
758 Graco, Inc. 57,313
2,375 IDEX Corp. 539,006
3,522 Illinois Tool Works, Inc. 952,595
111 Parker-Hannifin Corp. 108,571
357 Toro Co. (The) 34,779
5,425,229
Media (0.2%):
116,572 Comcast Corp., Class A 2,861,843
Metals & Mining (0.3%):
20,158 Commercial Metals Co. 1,264,915
1,886 Newmont Corp. 176,152
10,613 Nucor Corp. 2,364,046
3,805,113
Multi-Utilities (0.3%):
10,773 Consolidated Edison, Inc. 1,191,817
30,788 Sempra 2,854,355
4,046,172
Oil, Gas & Consumable Fuels (1.1%):
18,701 Chevron Corp. 3,099,878
12,309 ConocoPhillips 1,279,643
1,478 Devon Energy Corp. 61,071
7,941 EOG Resources, Inc. 1,030,186
41,790 Exxon Mobil Corp. 5,713,529
30,294 Kinder Morgan, Inc. 968,499
23,951 Occidental Petroleum Corp. 1,163,300
9,672 Sanchez Energy Corp.*
(a)
148,758
5,182 Williams Cos., Inc. (The) 385,230
13,850,094
Pharmaceuticals (1.5%):
67,889 Bristol-Myers Squibb Co. 3,911,764
6,530 Eli Lilly & Co. 7,832,278
12,741 Johnson & Johnson 3,235,832
21,783 Merck & Co., Inc. 2,799,116
4,028 Organon & Co. 54,539
42,065 Pfizer, Inc. 1,012,925
18,846,454
Real Estate Management & Development (0.0%
†
):
7,476 Zillow Group, Inc., Class C* 235,644
Semiconductors & Semiconductor Equipment
(8.2%):
8,225 Advanced Micro Devices, Inc.* 4,777,985
5,432 Analog Devices, Inc. 2,157,427
9,421 Applied Materials, Inc. 6,811,383
46,973 Broadcom, Inc. 17,744,051
10,734 Cirrus Logic, Inc.* 1,594,321
100 Credo Technology Group Holding,
Ltd.* 27,195
31,011 Intel Corp.* 4,330,066
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment,
continued
12,169 Kulicke & Soffa Industries, Inc. $ 1,627,725
14,921 Lam Research Corp. 6,465,717
2,389 MaxLinear , Inc., Class A* 305,864
10,244 Micron Technology, Inc. 11,824,547
219,495 NVIDIA Corp. 43,918,755
1,662 Qnity Electronics, Inc. 271,421
15,873 Qorvo, Inc.* 1,480,475
294 QUALCOMM, Inc. 54,328
252 Silicon Laboratories, Inc.* 55,077
5,662 Texas Instruments, Inc. 1,687,672
105,134,009
Software (3.0%):
17,422 Adobe, Inc.* 3,571,858
1,114 Crowdstrike Holdings, Inc., Class A* 850,138
26,335 Docusign , Inc., Class A* 1,169,801
7,625 Elastic NV* 434,778
25,849 Fortinet, Inc.* 3,970,923
4,106 HubSpot, Inc.* 749,386
2,798 Intuit, Inc. 730,278
61,721 Microsoft Corp. 23,023,167
8,178 Salesforce, Inc. 1,281,165
33,617 Tenable Holdings, Inc.* 1,239,795
26,851 Unity Software, Inc.* 767,402
3,122 Zoom Communications, Inc., Class
A* 269,460
38,058,151
Specialized REITs (0.1%):
120 Equinix, Inc. 125,087
15,172 Millrose Properties, Inc. 455,919
1,170 National Storage Affiliates Trust 52,030
39,423 Outfront Media, Inc. 1,291,497
1,924,533
Specialty Retail (0.6%):
4,178 Abercrombie & Fitch Co.* 376,062
4,760 Five Below, Inc.* 855,800
2,271 Home Depot, Inc. (The) 800,936
14,034 Ross Stores, Inc. 2,987,137
20,321 TJX Cos., Inc. (The) 3,078,632
8,098,567
Technology Hardware, Storage & Peripherals
(3.7%):
134,537 Apple, Inc. 38,929,626
16,135 Hewlett Packard Enterprise Co. 727,850
1,626 NetApp, Inc. 251,640
1,137 Sandisk Corp.* 2,585,231
2,398 Seagate Technology Holdings plc 2,314,070
4,366 Western Digital Corp. 2,788,651
47,597,068
Tobacco (0.3%):
21,945 Altria Group, Inc. 1,578,943

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Tobacco, continued
9,537 Philip Morris International, Inc. $ 1,725,338
3,304,281
Trading Companies & Distributors (0.0%
†
):
1,099 Applied Industrial Technologies, Inc. 371,627
Wireless Telecommunication Services (0.2%):
13,871 T-Mobile US, Inc. 2,326,583
Total Common Stocks (Cost $361,262,048) 546,326,436
Preferred Stocks (0.0%
†
):
Household Durables (0.0%
†
):
2,352 Whirlpool Corp., Series A, 8.50%,
2/15/29 82,602
Interactive Media & Services (0.0%
†
):
1,244 Alphabet, Inc., Series A, 6.25% 63,307
1,242 Alphabet, Inc., Series B, 6.25% 62,473
125,780
Software (0.0%
†
):
1,139 Oracle Corp., Series D, 6.50%,
1/15/29 51,198
950 Strategy, Inc., Series A, 12.00%* 80,617
131,815
Total Preferred Stocks (Cost $379,726) 340,197
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
434 Cano Health LLC, 12/30/28* —
Total Warrant (Cost $35,000) —
Principal Amount
Asset-Backed Securities (1.5%):
$ 336,903 AASET, Class A1, Series 2024-1A,
6.26%, 5/16/49
(b)
337,685
305,221 AASET, Class A2, Series 2024-1A,
6.26%, 5/16/49
(b)
310,032
310,719 AASET, Class A, Series 2025-1A,
5.94%, 2/16/50
(b)
311,172
38,887 AASET Trust, Class B, Series 2020-
1A, 4.34%, 1/16/40
(b)
38,594
27,472 AASET Trust, Class A, Series 2020-
1A, 3.35%, 1/16/40
(b)
27,170
248,078 AASET Trust, Class A, Series 2021-
1A, 2.95%, 11/16/41
(b)
238,602
276,360 AASET Trust, Class A, Series 2021-
2A, 2.80%, 1/15/47
(b)
261,053
300,000 Aligned Data Centers Issuer LLC,
Class A2I, Series 2026-1A, 5.91%,
6/15/56, Callable 6/15/29 @ 100
(b)
300,209
409,125 ALTDE Trust, Class A, Series 2025-
1A, 5.90%, 8/15/50
(b)
406,299
Principal Amount Value
Asset-Backed Securities, continued
$ 1,576,278 Blackbird Capital II Aircraft Lease,
Ltd., Class A, Series 2021-1A,
2.44%, 7/15/46, Callable 7/15/28 @
100
(b)
$ 1,482,964
36,513 Castlelake Aircraft Securitization
Trust, Class A, Series 2018-1, 4.13%,
6/15/43
(b)
36,314
186,315 Castlelake Aircraft Structured Trust,
Class B, Series 2019-1A, 5.10%,
4/15/39
(b)
183,252
42,757 Castlelake Aircraft Structured Trust,
Class A, Series 2019-1A, 3.97%,
4/15/39
(b)
42,071
300,000 DB Master Finance LLC, Class A2I,
Series 2026-1A, 5.20%, 5/20/56,
Callable 8/20/31 @ 100
(b)
299,810
337,640 DB Master Finance LLC, Class A2II,
Series 2017-1A, 4.03%, 11/20/47,
Callable 8/20/26 @ 100
(b)
333,997
285,000 DB Master Finance LLC, Class A2II,
Series 2026-1A, 5.43%, 5/20/56,
Callable 8/20/33 @ 100
(b)
284,545
388,050 DB Master Finance LLC, Class A2I,
Series 2025-1A, 4.89%, 8/20/55,
Callable 11/20/28 @ 100
(b)
383,440
313,425 DB Master Finance LLC, Class A2II,
Series 2025-1A, 5.17%, 8/20/55,
Callable 11/20/29 @ 100
(b)
307,523
772,213 Domino's Pizza Master Issuer LLC,
Class A2II, Series 2018-1A, 4.33%,
7/25/48, Callable 7/25/26 @ 100
(b)
765,899
1,137,825 Domino's Pizza Master Issuer LLC,
Class A2I, Series 2021-1A, 2.66%,
4/25/51, Callable 7/25/26 @ 100
(b)
1,081,663
340,000 FTAI MRE Cayman, Ltd., Class A,
Series 2026-1A, 5.63%, 6/15/51
(b)
339,711
390,000 Ggam Master Trust International,
Ltd., Class A, Series 2026-1A,
5.86%, 9/30/60
(b)
389,986
985,978 GGAM Master Trust International,
Ltd., Class A, Series 2025-1A,
5.92%, 9/30/60
(b)
978,563
1,458,740 Gilead Aviation LLC, Class A, Series
2025-1A, 5.79%, 3/15/50
(b)
1,446,619
425,000 GMF Floorplan Owner Revolving
Trust, Class A1, Series 2024-4A,
4.73%, 11/15/29
(b)
427,074
119,713 Horizon Aircraft Finance I, Ltd., Class
A, Series 2018-1, 4.46%, 12/15/38
(b)
120,050
53,373 Horizon Aircraft Finance II, Ltd.,
Class A, Series 2019-1, 3.72%,
7/15/39
(b)
53,082
302,713 Jersey Mike's Funding, Class A2,
Series 2025-1A, 5.61%, 8/16/55,
Callable 8/15/29 @ 100
(b)
303,068
439,438 Jersey Mike's Funding LLC, Class
A2, Series 2024-1A, 5.64%, 2/15/55,
Callable 2/15/29 @ 100
(b)
443,211

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities, continued
$ 686,050 Navigator Aviation, Ltd., Class A,
Series 2025-1, 5.11%, 10/15/50
(b)
$ 687,792
246,104 Phantom Aviation, Class A, Series
2026-1A, 5.24%, 1/15/51
(b)
247,102
156,618 PK Alift Loan Funding 3 LP, Class
A1, Series 2024-1, 5.84%, 9/15/39,
Callable 6/15/29 @ 100
(b)
156,766
532,370 Planet Fitness Master Issuer LLC,
Class A2II, Series 2022-1A, 4.01%,
12/5/51, Callable 12/5/27 @ 100
(b)
493,145
309,225 Planet Fitness Master Issuer LLC,
Class A2I, Series 2025-1A, 5.27%,
12/6/55, Callable 12/5/28 @ 100
(b)
305,560
205,700 Planet Fitness Master Issuer LLC,
Class A2, Series 2019-1A, 3.86%,
12/5/49, Callable 9/5/26 @ 100
(b)
197,341
113,894 Project Silver, Class A, Series 2019-
1, 3.97%, 7/15/44
(b)
113,449
327,020 SLAM, Ltd., Class A, Series 2025-1A,
5.81%, 5/15/50
(b)
328,616
499,395 Subway Funding LLC, Class A23,
Series 2024-1A, 6.51%, 7/30/54,
Callable 7/30/30 @ 100
(b)
498,830
957,420 Subway Funding LLC, Class A2I,
Series 2024-1A, 6.03%, 7/30/54,
Callable 7/30/27 @ 100
(b)
961,424
688,515 Subway Funding LLC, Class A23,
Series 2024-3A, 5.91%, 7/30/54,
Callable 7/30/30 @ 100
(b)
664,700
339,825 Subway Funding LLC, Class A2II,
Series 2024-3A, 5.57%, 7/30/54,
Callable 7/30/28 @ 100
(b)
332,795
718,065 Subway Funding LLC, Class A2I,
Series 2024-3A, 5.25%, 7/30/54,
Callable 7/30/27 @ 100
(b)
702,113
569,330 Subway Funding LLC, Class A2II,
Series 2024-1A, 6.27%, 7/30/54,
Callable 7/30/28 @ 100
(b)
572,567
675,000 Taco Bell Funding LLC, Class A2I,
Series 2025-1A, 4.82%, 8/25/55,
Callable 2/25/28 @ 100
(b)
665,942
2,755 Thunderbolt II Aircraft Lease, Ltd.,
Class A, Series 2018-A, 5.96%,
9/15/38
(b)(c)
2,755
57,515 Thunderbolt III Aircraft Lease, Ltd.,
Class A, Series 2019-1, 3.67%,
11/15/39
(b)
56,799
250,000 US Bank NA, Class E, Series 2026-
SUP1, 7.09% (SOFR30A+350bps),
6/27/33, Callable 9/25/30 @ 100
(b)
249,087
110,950 Volofin Finance Designated Activity
Co., Class A, Series 2024-1A, 5.94%,
6/15/37
(b)
111,211
Principal Amount Value
Asset-Backed Securities, continued
$ 390,764 Willis Engine Structured Trust VIII,
Class A, Series 2025-A, 5.58%,
6/15/50
(b)
$ 387,475
Total Asset-Backed Securities (Cost
$19,867,630) 19,669,127
Collateralized Mortgage Obligations (3.3%):
527,000 Aimco CLO 10, Ltd., Class
A1R3, Series 2019-10AR, 4.89%
(TSFR3M+119bps), 7/22/39
(b)
526,973
370,000 Aimco CLO 11, Ltd., Class
A1R2, Series 2020-11A, 5.02%
(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100
(b)
371,035
387,000 Aimco CLO 14, Ltd., Class
A1R, Series 2021-14A, 4.90%
(TSFR3M+122bps), 10/20/38,
Callable 10/20/27 @ 100
(b)
387,548
250,000 Aimco CLO 19, Ltd., Class
A, Series 2024-19A, 5.03%
(TSFR3M+135bps), 10/20/37,
Callable 10/20/26 @ 100
(b)
250,410
558,000 Aimco CLO 21, Ltd., Class
A1R, Series 2024-21A, 4.93%
(TSFR3M+125bps), 4/18/39, Callable
4/18/28 @ 100
(b)
558,554
565,000 Aimco CLO 22, Ltd., Class
A1R, Series 2024-22A, 4.83%
(TSFR3M+120bps), 4/19/39, Callable
7/19/28 @ 100
(b)
565,278
250,000 Allegro CLO XIII, Ltd., Class
A1R, Series 2021-1A, 5.02%
(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100
(b)
250,456
624,000 Allegro CLO XV, Ltd., Class
A1R, Series 2022-1A, 4.86%
(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100
(b)
623,407
707,000 Ares LIV CLO, Ltd., Class
AR2, Series 2019-54A, 4.98%
(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100
(b)
708,993
603,000 Ares LV CLO, Ltd., Class
A1R2, Series 2020-55A, 5.04%
(TSFR3M+137bps), 10/15/37,
Callable 10/15/26 @ 100
(b)
604,262
543,000 Ares LVIII CLO, Ltd., Class
A1R2, Series 2020-58A, 4.91%
(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100
(b)
543,976
449,000 Ares LXX CLO, Ltd., Class
A1R, Series 2023-70A, 4.92%
(TSFR3M+125bps), 1/25/39, Callable
1/25/28 @ 100
(b)
449,207
548,000 Bain Capital Credit CLO, Ltd.,
Class  A1R, Series 2023-2A, 5.00%
(TSFR3M+132bps), 7/18/38, Callable
10/18/27 @ 100
(b)
548,746

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 527,000 Bain Capital Credit CLO, Ltd.,
Class A1R, Series 2023-4A, 4.90%
(TSFR3M+123bps), 1/21/39, Callable
1/21/28 @ 100
(b)
$ 527,509
495,636 Barings 2026-SBP Issuer LLC, Class
A, Series 2026-SBP, 4.82%, 2/26/59,
Callable 1/26/33 @ 100
(b)
488,996
560,000 Barings CLO, Ltd., Class AR, Series
2020-4A, 5.05% (TSFR3M+137bps),
10/20/37, Callable 10/20/26 @ 100
(b)
560,980
786,000 Barings CLO, Ltd., Class
A1R2, Series 2020-1A, 4.93%
(TSFR3M+126bps), 1/15/38, Callable
1/15/27 @ 100
(b)
788,044
275,015 BCRED BSL Static CLO, Ltd.,
Class AR, Series 2025-1A, 4.92%
(TSFR3M+125bps), 7/24/35, Callable
7/24/26 @ 100
(b)
275,020
451,000 Benefit Street Partners CLO 44, Ltd.,
Class A1, Series 2025-44A, 4.89%
(TSFR3M+122bps), 1/15/39, Callable
1/15/28 @ 100
(b)
451,199
295,000 Benefit Street Partners CLO V B,
Ltd., Class A1RR, Series 2018-
5BAR, 4.85% (TSFR3M+121bps),
7/20/39, Callable 7/20/28 @ 100
(b)
294,994
391,000 Benefit Street Partners CLO Xxiii ,
Ltd., Class A1RR, Series 2021-23A,
4.90% (TSFR3M+126bps), 4/25/39,
Callable 4/25/28 @ 100
(b)
391,593
409,000 Benefit Street Partners CLO Xxxv ,
Ltd., Class AR, Series 2024-35AR,
4.82% (TSFR3M+120bps), 7/25/39
(b)
409,307
501,000 Benefit Street Partners CLO, Ltd.,
Class A, Series 2025-43A, 4.95%
(TSFR3M+127bps), 10/20/38,
Callable 10/20/27 @ 100
(b)
502,194
462,000 Benefit Street Partners CLO, Ltd.,
Class AR, Series 2023-33A, 4.86%
(TSFR3M+119bps), 1/25/39, Callable
1/25/28 @ 100
(b)
461,748
733,000 Blueberry Park CLO, Ltd., Class
A, Series 2024-1A, 5.03%
(TSFR3M+135bps), 10/20/37,
Callable 10/20/26 @ 100
(b)
733,370
738,000 Carlyle US CLO, Ltd., Class
A1R, Series 2021-11A, 5.08%
(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100
(b)
739,769
409,000 Carlyle US CLO, Ltd., Class
A1R, Series 2021-10A, 4.99%
(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100
(b)
409,883
518,000 Carlyle US CLO, Ltd., Class
A1, Series 2025-6A, 4.88%
(TSFR3M+122bps), 1/20/39, Callable
1/20/28 @ 100
(b)
518,215
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 643,000 Cedar Funding X CLO, Ltd., Class
AR2, Series 2019-10A, 5.04%
(TSFR3M+136bps), 10/20/37,
Callable 10/20/26 @ 100
(b)
$ 643,246
506,000 Cedar Funding XII CLO, Ltd., Class
ARR, Series 2020-12A, 4.87%
(TSFR3M+120bps), 1/25/38, Callable
1/25/27 @ 100
(b)
505,995
311,000 CIFC Funding, Ltd., Class A1, Series
2025-6A, 4.92% (TSFR3M+125bps),
10/23/38, Callable 10/23/27 @ 100
(b)
311,743
515,000 CIFC Funding, Ltd., Class
A1R, Series 2021-6A, 4.88%
(TSFR3M+121bps), 7/15/39
(b)
515,258
479,000 CIFC Funding, Ltd., Class
A1R2, Series 2019-5A, 4.94%
(TSFR3M+127bps), 10/15/38,
Callable 10/15/27 @ 100
(b)
479,671
858,000 CIFC Funding, Ltd., Class
A1R, Series 2021-3A, 4.90%
(TSFR3M+123bps), 10/15/38,
Callable 10/15/27 @ 100
(b)
859,205
1,010,000 Dryden 108 CLO, Ltd., Class
A1R, Series 2022-108A, 5.04%
(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100
(b)
1,010,883
836,000 Dryden 85 CLO, Ltd., Class
A1R2, Series 2020-85A, 5.05%
(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100
(b)
836,648
667,000 Eaton Vance CLO 2020-1, Ltd.,
Class ARR, Series 2020-1A, 5.06%
(TSFR3M+139bps), 10/15/37,
Callable 10/15/26 @ 100
(b)
667,339
930,000 Eaton Vance CLO 2020-2, Ltd.,
Class AR2, Series 2020-2A, 5.05%
(TSFR3M+138bps), 10/15/37,
Callable 7/15/26 @ 100
(b)
930,358
515,000 Flatiron CLO 21, Ltd., Class
A1R, Series 2021-1A, 5.04%
(TSFR3M+136bps), 10/19/37,
Callable 10/19/26 @ 100
(b)
516,030
591,000 Flatiron CLO 26, Ltd., Class A, Series
2024-4A, 5.00% (TSFR3M+133bps),
1/15/38, Callable 1/15/27 @ 100
(b)
592,011
452,000 Flatiron CLO 31, Ltd., Class
A1, Series 2025-31A, 4.88%
(TSFR3M+120bps), 1/18/39, Callable
1/18/28 @ 100
(b)
452,888
481,000 Flatiron CLO 32, Ltd., Class
A1, Series 2025-32A, 4.95%
(TSFR3M+129bps), 10/22/38,
Callable 10/22/27 @ 100
(b)
481,682
541,000 Flatiron RR CLO 30, Ltd., Class
A1, Series 2025-30A, 4.83%
(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100
(b)
540,982

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 267,000 Goldentree Loan Management US
CLO 28, Ltd., Class A, Series 2026-
28A, 4.84% (TSFR3M+117bps),
10/20/39, Callable 4/20/28 @ 100
(b)
$ 266,850
504,000 Goldentree Loan Management US
CLO 30, Ltd., Class A, Series 2026-
30A, 4.96% (TSFR3M+118bps),
7/20/39, Callable 7/20/28 @ 100
(b)
503,994
542,000 Green Lakes Park CLO LLC, Class
ARR, Series 2025-1A, 4.85%
(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100
(b)
542,458
584,000 Hamlin Park CLO, Ltd., Class
A, Series 2024-1A, 5.02%
(TSFR3M+134bps), 10/20/37,
Callable 10/20/26 @ 100
(b)
585,168
394,000 Lakeside Park CLO, Ltd., Class
A, Series 2025-1A, 4.82%
(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100
(b)
393,448
337,000 Magnetite Xli , Ltd., Class
A, Series 2024-41A, 4.96%
(TSFR3M+129bps), 1/25/38, Callable
1/25/27 @ 100
(b)
337,724
380,000 Magnetite Xlv , Ltd., Class
A1, Series 2025-45A, 4.82%
(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100
(b)
379,435
680,000 Magnetite XXIX, Ltd., Class
AR, Series 2021-29A, 5.02%
(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100
(b)
681,329
520,000 Magnetite XXVI, Ltd., Class
AR2, Series 2020-26A, 4.82%
(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100
(b)
519,486
827,000 Magnetite XXVIII, Ltd., Class
A1RR, Series 2020-28A, 4.91%
(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100
(b)
827,912
968,000 Magnetite Xxx , Ltd., Class
AR, Series 2021-30A, 5.02%
(TSFR3M+135bps), 10/25/37,
Callable 10/25/26 @ 100
(b)
969,984
496,000 Magnetite XXXVI, Ltd., Class
AR, Series 2023-36A, 4.99%
(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100
(b)
497,142
432,000 Magnetite XXXVIII, Ltd., Class
A1R, Series 2024-38AR, 4.88%
(TSFR3M+119bps), 7/15/39
(b)
431,914
650,000 Morgan Stanley Eaton Vance CLO
2025-21, Ltd., Class A1, Series 2025-
21A, 4.84% (TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100
(b)
649,978
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 375,000 Morgan Stanley Eaton Vance CLO,
Ltd., Class A1R, Series 2023-20A,
5.00% (TSFR3M+132bps), 1/20/37,
Callable 4/20/27 @ 100
(b)
$ 375,748
589,000 OCP Aegis CLO 2024-39, Ltd.,
Class AR, Series 2024-39A, 4.77%
(TSFR3M+109bps), 4/16/38, Callable
4/16/27 @ 100
(b)
588,748
413,000 OCP Aegis CLO 2025-47, Ltd.,
Class A1, Series 2025-47A, 4.78%
(TSFR3M+111bps), 1/21/38, Callable
1/21/27 @ 100
(b)
412,512
320,000 OCP CLO 2018-15, Ltd., Class
AR, Series 2018-15A, 4.93%
(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100
(b)
320,270
457,000 OCP CLO 2020-8R, Ltd., Class
AR2, Series 2020-8RA, 4.90%
(TSFR3M+122bps), 10/17/38,
Callable 10/17/27 @ 100
(b)
457,425
518,000 OCP CLO 2025-44, Ltd., Class
A, Series 2025-44A, 4.97%
(TSFR3M+130bps), 10/24/38,
Callable 10/24/27 @ 100
(b)
519,559
325,000 OCP CLO 2025-46, Ltd., Class
A, Series 2025-46A, 5.05%
(TSFR3M+120bps), 10/15/38,
Callable 10/15/27 @ 100
(b)
324,793
403,000 Ocp CLO, Ltd., Class A1R,
Series 2024-33A, 4.89%
(TSFR3M+119bps), 7/20/39
(b)
402,993
356,000 OHA Credit Funding 14-R, Ltd.,
Class A, Series 2023-14RA, 4.91%
(TSFR3M+123bps), 4/20/38, Callable
4/20/27 @ 100
(b)
356,627
438,000 OHA Credit Funding 26, Ltd.,
Class A1, Series 2026-26A, 4.97%
(TSFR3M+119bps), 7/20/39
(b)
438,033
615,000 OHA Credit Funding 4, Ltd., Class
AR2, Series 2019-4A, 4.95%
(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100
(b)
615,502
494,000 OHA Credit Funding 6, Ltd., Class
AR2, Series 2020-6A, 5.01%
(TSFR3M+133bps), 10/20/37,
Callable 10/20/26 @ 100
(b)
494,741
684,000 OHA Credit Partners VII, Ltd.,
Class AR4, Series 2012-7A, 4.78%
(TSFR3M+114bps), 2/20/38, Callable
2/20/27 @ 100
(b)
683,063
250,000 OHA Credit Partners XVII, Ltd.,
Class A, Series 2024-17A, 5.00%
(TSFR3M+132bps), 1/18/38, Callable
1/18/27 @ 100
(b)
250,584
513,000 Palmer Square CLO 2025-5, Ltd.,
Class A, Series 2025-5A, 4.89%
(TSFR3M+121bps), 10/20/38,
Callable 1/20/28 @ 100
(b)
513,478

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 383,000 Palmer Square CLO 2026-1, Ltd.,
Class A, Series 2026-1A, 4.86%
(TSFR3M+119bps), 4/20/39, Callable
4/20/28 @ 100
(b)
$ 383,096
412,282 Palmer Square Loan Funding, Ltd.,
Class A1, Series 2025-2A, 4.61%
(TSFR3M+94bps), 7/15/33, Callable
10/15/26 @ 100
(b)
412,075
463,972 Palmer Square Loan Funding, Ltd.,
Class A1, Series 2025-1A, 4.45%
(TSFR3M+80bps), 2/15/33, Callable
8/15/26 @ 100
(b)
462,936
326,000 Peace Park CLO, Ltd., Class
AR, Series 2021-1A, 4.93%
(TSFR3M+125bps), 10/20/38,
Callable 10/20/27 @ 100
(b)
326,624
307,000 RR 16, Ltd., Class A1A2,
Series 2021-16A, 4.91%
(TSFR3M+122bps), 7/15/41
(b)
307,472
272,000 RR 34, Ltd., Class A1R, Series 2024-
34RA, 5.02% (TSFR3M+135bps),
10/15/39, Callable 10/15/26 @ 100
(b)
272,219
490,000 RR 44, Ltd., Class A1A, Series 2026-
44A, 4.84% (TSFR3M+117bps),
4/15/41, Callable 4/15/28 @ 100
(b)
489,641
315,000 Sixth Street CLO XIX, Ltd., Class
A1R, Series 2021-19A, 4.96%
(TSFR3M+128bps), 7/17/38, Callable
7/17/27 @ 100
(b)
315,158
475,000 Sixth Street CLO XVIII, Ltd., Class
A1R, Series 2021-18A, 4.93%
(TSFR3M+125bps), 10/17/38,
Callable 10/17/27 @ 100
(b)
475,438
401,000 Sixth Street CLO XX, Ltd., Class
A1R, Series 2021-20A, 5.00%
(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100
(b)
401,802
250,000 Voya CLO 2020-2, Ltd., Class
A1RR, Series 2020-2A, 4.99%
(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100
(b)
250,872
370,000 Voya CLO 2024-1, Ltd., Class
A1, Series 2024-1A, 5.19%
(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100
(b)
370,000
600,000 Voya CLO, Ltd., Class A1AR, Series
2024-1AR (TSFR3M+122bps),
7/15/39
(b)
599,997
Total Collateralized Mortgage Obligations (Cost
$42,655,702) 42,693,833
Collateralized Mortgage-Backed Securities
(2.4%):
124,637 BAMLL Commercial Mortgage
Securities Trust, Class ANM, Series
2019-BPR, 3.11%, 11/5/32
(b)
119,845
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 30,000 BANK, Class A5, Series 2019-BN21,
2.85%, 10/17/52, Callable 10/15/29
@ 100 $ 28,018
34,000 Benchmark Mortgage Trust, Class
A5, Series 2018-B4, 4.12%, 7/15/51,
Callable 7/15/28 @ 100
(c)
33,437
257,224 BLP Commercial Mortgage Trust,
Class A, Series 2024-IND2, 4.97%
(TSFR1M+134bps), 3/15/41
(b)
257,434
151,000 BMP Commercial  Mortgage Trust,
Class C, Series 2024-MF23, 5.47%
(TSFR1M+184bps), 6/15/41
(b)
151,296
433,000 BMP Commercial  Mortgage Trust,
Class A, Series 2024-MF23, 5.00%
(TSFR1M+137bps), 6/15/41
(b)
433,262
214,000 BMP Commercial  Mortgage Trust,
Class B, Series 2024-MF23, 5.27%
(TSFR1M+164bps), 6/15/41
(b)
214,186
74,845 BX Commercial Mortgage Trust,
Class B, Series 2024-XL4, 5.42%
(TSFR1M+179bps), 2/15/39
(b)
74,978
965,972 BX Commercial Mortgage Trust,
Class A, Series 2024-XL5, 5.02%
(TSFR1M+139bps), 3/15/41
(b)
967,242
220,500 BX Commercial Mortgage Trust,
Class B, Series 2024-XL5, 5.32%
(TSFR1M+169bps), 3/15/41
(b)
220,843
292,600 BX Commercial Mortgage Trust,
Class C, Series 2024-XL5, 5.57%
(TSFR1M+194bps), 3/15/41
(b)
293,124
172,000 BX Commercial Mortgage Trust,
Class B, Series 2019-IMC, 4.97%
(TSFR1M+135bps), 4/15/34
(b)
171,599
113,000 BX Commercial Mortgage Trust,
Class C, Series 2019-IMC, 5.27%
(TSFR1M+165bps), 4/15/34
(b)
112,693
119,000 BX Commercial Mortgage Trust,
Class D, Series 2019-IMC, 5.57%
(TSFR1M+195bps), 4/15/34
(b)
118,630
1,074,371 BX Commercial Mortgage Trust,
Class A, Series 2025-SPOT, 5.07%
(TSFR1M+144bps), 4/15/40
(b)
1,074,865
386,230 BX Commercial Mortgage Trust,
Class B, Series 2025-SPOT, 5.37%
(TSFR1M+174bps), 4/15/40
(b)
386,534
561,000 BX Commercial Mortgage Trust,
Class A, Series 2026-ALOHA, 4.98%
(TSFR1M+135bps), 4/15/43
(b)
560,998
658,251 BX Commercial Mortgage Trust,
Class A, Series 2026-XL6, 4.83%
(TSFR1M+120bps), 3/15/43
(b)
658,237
90,419 BX Commercial Mortgage Trust,
Class B, Series 2026-XL6, 5.08%
(TSFR1M+145bps), 3/15/43
(b)
90,609
592,007 BX Commercial Mortgage Trust,
Class A, Series 2024-MDHS, 5.27%
(TSFR1M+164bps), 5/15/41
(b)
592,821

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 587,536 BX Commercial Mortgage Trust,
Class A, Series 2024-XL4, 5.07%
(TSFR1M+144bps), 2/15/39
(b)
$ 588,586
704,324 BX Commercial Mortgage Trust,
Class A, Series 2026-LP3, 5.01%
(TSFR1M+138bps), 4/15/43
(b)
706,438
151,752 BX Commercial Mortgage Trust,
Class A, Series 2024-GPA3, 4.92%
(TSFR1M+129bps), 12/15/39
(b)
152,058
2,362,904 BX Commercial Mortgage Trust,
Class A, Series 2019-IMC, 4.67%
(TSFR1M+105bps), 4/15/34
(b)
2,359,244
162,000 BX Mortgage Trust, Class
B, Series 2021-PAC, 4.64%
(TSFR1M+101bps), 10/15/36
(b)
161,772
2,708,000 BX Mortgage Trust, Class A, Series
2021-PAC, 4.43% (TSFR1M+80bps),
10/15/36
(b)
2,707,143
210,000 BX Mortgage Trust, Class
D, Series 2021-PAC, 5.04%
(TSFR1M+141bps), 10/15/36
(b)
209,556
730,000 BX Mortgage Trust, Class
E, Series 2021-PAC, 5.69%
(TSFR1M+206bps), 10/15/36
(b)
728,478
216,000 BX Mortgage Trust, Class
C, Series 2021-PAC, 4.84%
(TSFR1M+121bps), 10/15/36
(b)
215,696
279,805 BX Trust, Class A, Series 2022-IND,
5.12% (TSFR1M+149bps), 4/15/37
(b)
279,894
220,746 BX Trust, Class B, Series 2025-
ROIC, 5.02% (TSFR1M+139bps),
3/15/30
(b)
220,170
530,000 BX Trust, Class A, Series 2025-
DIME, 4.78% (TSFR1M+115bps),
2/15/35
(b)
528,044
493,254 BX Trust, Class A, Series 2026-CIP,
4.83% (TSFR1M+120bps), 5/15/38,
Callable 5/15/28 @ 100
(b)
494,115
1,917,306 BX Trust, Class A, Series 2025-
ROIC, 4.77% (TSFR1M+114bps),
3/15/30
(b)
1,914,271
311,357 BX Trust, Class C, Series 2025-
ROIC, 5.17% (TSFR1M+154bps),
3/15/30
(b)
310,545
352,800 BX Trust, Class B, Series 2022-IND,
5.57% (TSFR1M+194bps), 4/15/37
(b)
353,019
79,800 BX Trust, Class C, Series 2022-IND,
5.92% (TSFR1M+229bps), 4/15/37
(b)
79,874
809,166 BX Trust, Class A, Series 2024-
CNYN, 5.07% (TSFR1M+144bps),
4/15/41
(b)
810,265
66,500 BX Trust, Class D, Series 2022-IND,
6.46% (TSFR1M+284bps), 4/15/37
(b)
66,603
605,000 BX Trust, Class A, Series 2026-
ORBT, 5.03% (TSFR1M+140bps),
7/15/43
(b)
605,000
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 108,500 BX Trust, Class C, Series 2024-
CNYN, 5.57% (TSFR1M+194bps),
4/15/41
(b)
$ 108,644
130,200 BX Trust, Class B, Series 2024-
CNYN, 5.32% (TSFR1M+169bps),
4/15/41
(b)
130,375
194,000 BX Trust, Class A, Series 2025-TAIL,
5.03% (TSFR1M+140bps), 6/15/35
(b)
194,350
404,000 CENT, Class A, Series 2025-CITY,
5.09%, 7/10/40
(b)(c)
403,450
860,000 CSMC Trust, Class D, Series 2017-
PFHP, 5.92% (TSFR1M+230bps),
12/15/30
(b)
795,627
157,000 DTP Commercial Mortgage Trust,
Class A, Series 2023-STE2, 6.04%,
1/15/41
(b)(c)
157,440
310,000 ELP Commercial Mortgage Trust,
Class A, Series 2025-ELP, 4.76%,
11/13/42
(b)(c)
305,966
762,653 Extended Stay America Trust,
Class A, Series 2026-ESH2, 4.83%
(TSFR1M+120bps), 2/15/43
(b)
763,600
78,701 Extended Stay America Trust,
Class B, Series 2026-ESH2, 5.03%
(TSFR1M+140bps), 2/15/43
(b)
78,930
77,051 Extended Stay America Trust,
Class C, Series 2025-ESH, 5.48%
(TSFR1M+185bps), 10/15/42
(b)
77,437
158,917 Extended Stay America Trust,
Class B, Series 2025-ESH, 5.23%
(TSFR1M+160bps), 10/15/42
(b)
159,409
905,345 Extended Stay America Trust,
Class A, Series 2025-ESH, 4.93%
(TSFR1M+130bps), 10/15/42
(b)
907,460
53,404 Extended Stay America Trust,
Class C, Series 2026-ESH2, 5.23%
(TSFR1M+160bps), 2/15/43
(b)
53,715
544,000 GS Mortgage Securities Trust, Class
A4, Series 2020-GC47, 2.12%,
5/12/53, Callable 5/12/30 @ 100 495,383
280,000 INT Commercial Mortgage Trust,
Class A, Series 2025-PLAZA, 5.04%,
11/5/37
(b)(c)
279,069
64,000 J.P. Morgan Chase Commercial
Mortgage Securities Trust, Class
DFX, Series 2018-WPT, 5.35%,
7/5/33
(b)
36,712
41,000 J.P. Morgan Chase Commercial
Mortgage Securities Trust, Class
CFX, Series 2018-WPT, 4.95%,
7/5/33
(b)
27,622
1,420,000 Life Mortgage Trust, Class A1,
Series 2022-BMR2, 4.92%
(TSFR1M+130bps), 5/15/39, Callable
5/15/27 @ 100
(b)
1,352,590

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 10,680 Life Mortgage Trust, Class
C, Series 2021-BMR, 4.84%
(TSFR1M+121bps), 3/15/38
(b)
$ 10,480
70,000 Life Mortgage Trust, Class
E, Series 2021-BMR, 5.49%
(TSFR1M+186bps), 3/15/38
(b)
64,292
70,000 Life Mortgage Trust, Class
D, Series 2021-BMR, 5.14%
(TSFR1M+151bps), 3/15/38
(b)
65,446
855,000 Life Mortgage Trust, Class B,
Series 2022-BMR2, 5.42%
(TSFR1M+179bps), 5/15/39, Callable
5/15/27 @ 100
(b)
731,226
479,000 Life Mortgage Trust, Class C,
Series 2022-BMR2, 5.72%
(TSFR1M+209bps), 5/15/39, Callable
5/15/27 @ 100
(b)
404,871
426,000 Life Mortgage Trust, Class D,
Series 2022-BMR2, 6.17%
(TSFR1M+254bps), 5/15/39, Callable
5/15/27 @ 100
(b)
340,889
132,000 Morgan Stanley Capital I Trust,
Class A4, Series 2018-H4, 4.31%,
12/15/51, Callable 12/15/28 @ 100 130,211
140,000 PLYM Commercial Mortgage Trust,
Class C, Series 2026-IND, 5.28%
(TSFR1M+165bps), 3/15/43
(b)
139,995
126,000 PLYM Commercial Mortgage Trust,
Class B, Series 2026-IND, 5.08%
(TSFR1M+145bps), 3/15/43
(b)
126,044
775,000 PLYM Commercial Mortgage Trust,
Class A, Series 2026-IND, 4.88%
(TSFR1M+125bps), 3/15/43
(b)
775,325
458,000 SHOPS Commercial  Mortgage Trust,
Class A, Series 2026-CSTL, 4.97%,
5/5/39
(b)(c)
454,870
112,000 TCO Commercial Mortgage Trust,
Class C, Series 2024-DPM, 5.62%
(TSFR1M+199bps), 12/15/39
(b)
112,148
625,000 TCO Commercial Mortgage Trust,
Class A, Series 2024-DPM, 4.87%
(TSFR1M+124bps), 12/15/39
(b)
625,256
152,000 TCO Commercial Mortgage Trust,
Class B, Series 2024-DPM, 5.22%
(TSFR1M+159bps), 12/15/39
(b)
152,011
285,000 VLS Commercial Mortgage Trust,
Class A, Series 2020-LAB, 2.13%,
10/10/42
(b)
243,029
20,000 VLS Commercial Mortgage Trust,
Class B, Series 2020-LAB, 2.45%,
10/10/42
(b)
16,458
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 155,000 Wells Fargo Commercial Mortgage
Trust, Class A5, Series 2018-C48,
4.30%, 1/15/52, Callable 12/15/28
@ 100 $ 153,051
Total Collateralized Mortgage-Backed
Securities (Cost $31,394,780) 30,924,803
Convertible Bonds (0.2%):
Electric Utilities (0.0%
†
):
241,000 PG&E Corp, 4.25%, 12/1/27 244,986
Electrical Components & Equipment (0.0%
†
):
227,000 Eos Energy Enterprises, Inc., 1.75%,
12/1/31
(b)
170,982
Oil, Gas & Consumable Fuels (0.1%):
143,000 Golar LNG, Ltd., 2.75%, 12/15/30
(b)
163,248
308,000 Kosmos Energy, Ltd., 3.13%, 3/15/30 223,868
387,116
Real Estate Management & Development (0.0%
†
):
350,000 Redfin Corp., 0.50%, 4/1/27 339,436
Semiconductors & Semiconductor Equipment
(0.0%
†
):
32,000 MKS, Inc., 1.25%, 6/1/30 93,826
41,000 ON Semiconductor Corp., 0.00%,
5/1/27 74,681
168,507
Software (0.1%):
168,000 Riot Platforms, Inc., 0.75%, 1/15/30 336,650
246,000 Strategy, Inc., 0.00%, 12/1/29 210,249
106,000 Terawulf , Inc., 0.00%, 5/1/32
(b)
155,708
702,607
Total Convertible Bonds (Cost $1,675,169) 2,013,634
Bank Loans (0.6%):
Automobile Components (0.0%
†
):
34,913 Blue Compass Term B 1Ln, 8.15%
(Term SOFR+450bps), 2/26/33
(b)
33,673
Building Products (0.0%
†
):
328,887 Cornerstone Building Brands Term
B, 6.90% (Term SOFR+325bps),
4/12/28
(b)
199,635
19,846 Cornerstone Building Products Term
1Ln, 9.28% (Term SOFR+562.5bps),
8/1/28
(b)
11,312
79,860 Cornerstone Building Products Term
C 1Ln, 8.15% (Term SOFR+450bps),
5/15/31
(b)
40,569
251,516
Chemicals (0.1%):
5,000 Angus Chemical Term 1Ln, 8.40%
(Term SOFR+475bps), 11/24/27
(b)
4,575
121,000 Angus Chemical Term 2Ln, 11.40%
(Term SOFR+775bps), 11/24/28
(b)
90,750

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Chemicals, continued
$ 306,765 Angus Chemical Term B 1Ln, 7.65%
(Term SOFR+400bps), 11/24/27
(b)
$ 280,690
274,995 Hexion Term 1Ln, 7.65% (Term
SOFR+400bps), 3/15/29
(b)
265,428
97,500 Hexion Term 2Ln, 11.09% (Term
SOFR+743.75bps), 3/15/30
(b)
90,309
297,325 Lonza Specialty Ingredients Term B
1Ln, 7.58% (Term SOFR+392.5bps),
7/3/28
(b)
281,029
42,938 Natgasoline Term B 1Ln, 9.15%
(Term SOFR + 550bps), 3/29/30
(b)
42,831
134,332 Tronox Term B 1Ln, 6.15% (Term
SOFR+250bps), 9/30/31
(b)
109,001
1,164,613
Commercial Services & Supplies (0.1%):
262,219 Brandsafway Term B 1Ln, 8.15%
(Term SOFR+450bps), 8/1/30
(b)
204,476
101,000 Crash Champions Term B 1Ln,
8.40% (Term SOFR+475bps),
2/23/29
(b)
94,037
89,344 Staples Term B 1Ln, 9.40% (Term
SOFR+575bps), 9/4/29
(b)
82,876
90,000 TKC Holdings Term 1Ln, 8.15%
(Term SOFR+450bps), 8/19/30
(b)
89,550
80,000 Vericast Term 1Ln, 11.40% (Term
SOFR+775bps), 6/15/30
(b)
79,300
550,239
Construction & Engineering (0.0%
†
):
224,543 Artera Services Term 1Ln, 8.15%
(Term SOFR+450bps), 2/15/31
(b)
197,986
Consumer Staples Distribution & Retail (0.0%
†
):
89,550 C&S Wholesale Grocers Term B
1Ln, 8.65% (Term SOFR+500bps),
9/20/30
(b)
85,856
Containers & Packaging (0.0%
†
):
165,000 Novolex Term 1Ln, 6.83% (Term
SOFR+317.5bps), 4/13/29
(b)
161,886
Diversified Telecommunication Services (0.0%
†
):
7,938 Altice Financing Term B 1Ln, 8.65%
(Term SOFR+500bps), 10/31/27
(b)
5,934
24,000 Brightspeed Term B 1Ln, 8.65%
(Term SOFR+500bps), 10/3/31
(b)
17,454
220,000 Brightspeed Term B-DD 1Ln, 7.90%
(Term SOFR+425bps), 4/3/31
(b)
206,312
229,700
Electrical Equipment (0.0%
†
):
159,075 Esdec Solar Term B 1Ln, 8.65%
(Term SOFR+500bps), 8/30/28
(b)
80,599
Financial Services (0.0%
†
):
53,000 Team Services Term B 1Ln, 8.90%
(Term SOFR+525bps), 3/31/33
(b)
51,725
Principal Amount Value
Bank Loans, continued
Financial Services, continued
$ 55,000 VCI Asset Holdings 3 LLC Term Tl,
10.53% (Term SOFR+687.5bps),
4/15/31
(b)
$ 55,733
107,458
Health Care Providers & Services (0.0%
†
):
78,566 Cano Health Term Initial Exchange
Term Loans 1Ln, 13.65% (Term
SOFR+1000bps), 6/28/29
(b)
11,384
55,000 Gentiva Term B 1Ln, 8.40% (Term
SOFR+475bps), 6/11/31
(b)
54,902
66,286
Hotels, Restaurants & Leisure (0.1%):
211,747 M2S Group Term B 1Ln, 8.40%
(Term SOFR+475bps), 8/25/31
(b)
209,763
167,469 Sizzling Platter Term 1Ln, 8.65%
(Term SOFR+500bps), 7/2/32
(b)
155,830
615 Sizzling Platter Term DD 1Ln, 6.15%
(Term SOFR+250bps), 7/2/32
(b)
572
6,545 Sizzling Platter Term DD 1Ln, 6.15%
(Term SOFR+250bps), 7/2/32+
(b)
6,090
166,836 The Travel Corp Term B 1Ln, 8.40%
(Term SOFR+475bps), 10/31/31
(b)
155,574
448,954 United Planet Fitness Term 1Ln,
7.65% (Term SOFR+400bps),
12/30/26
(b)
314,268
842,097
Household Durables (0.0%
†
):
198,920 Weber Blackstone Term B 1Ln,
7.40% (Term SOFR+375bps),
10/1/32
(b)
196,256
Insurance (0.0%
†
):
225,000 Asurion Term B14 1Ln, 7.40% (Term
SOFR+375bps), 2/23/33
(b)
212,344
Interactive Media & Services (0.1%):
149,578 Constant Contact Term B 1Ln, 7.65%
(Term SOFR+400bps), 2/10/28
(b)
144,877
15,000 Constant Contact, Inc. Term B 2Ln,
11.15% (Term SOFR+750bps),
2/12/29
(b)
13,575
79,949 Internet Brands Term B 1Ln, 7.90%
(Term SOFR+425bps), 5/3/28
(b)
77,616
175,000 Yahoo Term B 1Ln, 10.15% (Term
SOFR+650bps), 5/15/31
(b)
173,961
410,029
Leisure Products (0.0%
†
):
193,824 Club Car Term 1Ln, 7.65% (Term
SOFR+400bps), 6/1/28
(b)
185,631
200,851 Traeger Grills Term B 1Ln, 6.90%
(Term SOFR+325bps), 6/29/28
(b)
188,912
374,543

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Media (0.0%
†
):
$ 99,471 COX Media Group Term B2 1Ln,
7.15% (Term SOFR+350bps),
6/18/29
(b)
$ 89,634
165,000 Nielsen Holdings Term B 1Ln, 8.65%
(Term SOFR+500bps), 2/3/33
(b)
163,487
253,121
Metals & Mining (0.0%
†
):
136,351 American Rock Salt Term 1Ln, 7.65%
(Term SOFR+400bps), 6/9/28
(b)
124,216
Oil, Gas & Consumable Fuels (0.1%):
145,000 Consolidated Energy Term 1Ln,
8.40% (Term SOFR+475bps),
11/15/30
(b)
140,408
174,253 Consolidated Energy Term B 1Ln,
8.15% (Term SOFR+450bps),
11/15/30
(b)
169,940
834,187 New Fortress Energy Term B 1Ln,
9.15% (Term SOFR+550bps),
10/30/28
(b)
491,478
801,826
Paper & Forest Products (0.0%
†
):
113,983 Ahlstrom Term B 1Ln, 7.90% (Term
SOFR+425bps), 5/23/30
(b)
113,318
125,000 Mativ Holdings Term B 1Ln, 8.15%
(Term SOFR+450bps), 4/4/33
(b)
125,000
238,318
Passenger Airlines (0.0%
†
):
195,000 American Airlines Term B 1Ln, 6.90%
(Term SOFR+325bps), 5/29/33
(b)
192,401
Pharmaceuticals (0.1%):
498,581 Bausch Health Term B 1Ln, 9.90%
(Term SOFR+625bps), 10/8/30
(b)
482,920
Software (0.0%
†
):
399,995 Proofpoint Term B 1Ln, 6.65% (Term
SOFR+300bps), 8/31/28
(b)
385,495
Specialty Retail (0.0%
†
):
79,892 Camping World Term B 1Ln, 6.15%
(Term SOFR+250bps), 6/3/28
(b)
75,928
60,000 Michaels Term 1Ln, 8.65% (Term
SOFR+500bps), 3/15/33
(b)
59,640
135,568
Technology Hardware, Storage & Peripherals
(0.0%
†
):
5,000 Bending Spoons US Term B 1Ln,
8.90% (Term SOFR+525bps),
3/7/31
(b)
4,905
Textiles, Apparel & Luxury Goods (0.0%
†
):
10,000 Tory Burch Term B 1Ln, 7.65% (Term
SOFR + 400bps), 4/30/31
(b)
9,952
Principal Amount Value
Bank Loans, continued
Trading Companies & Distributors (0.0%
†
):
$ 183 US LBM Term B 1Ln, 8.65% (Term
SOFR+500bps), 6/6/31
(b)
$ 163
Total Bank Loans (Cost $8,023,471) 7,593,966
Corporate Bonds (14.1%):
Aerospace & Defense (0.2%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27,
Callable 3/1/27 @ 100 1,149,084
145,000 Boeing Co. (The), 5.15%, 5/1/30,
Callable 2/1/30 @ 100 146,623
165,000 Boeing Co. (The), 6.39%, 5/1/31,
Callable 3/1/31 @ 100 175,161
176,000 Boeing Co. (The), 6.53%, 5/1/34,
Callable 2/1/34 @ 100 191,327
100,000 Boeing Co. (The), 5.81%, 5/1/50,
Callable 11/1/49 @ 100 98,831
266,000 Boeing Co. (The), 6.86%, 5/1/54,
Callable 11/1/53 @ 100 296,925
180,000 BWX Technologies, Inc., 4.13%,
6/30/28, Callable 7/17/26 @ 100
(b)
176,175
105,000 Carpenter Technology Corp., 5.63%,
3/1/34, Callable 3/1/29 @ 102.81
(b)
104,869
240,000 TransDigm , Inc., 6.38%, 3/1/29,
Callable 7/12/26 @ 103.19
(b)
243,300
95,000 TransDigm , Inc., 7.13%, 12/1/31,
Callable 12/1/26 @ 103.56
(b)
98,206
160,000 TransDigm , Inc., 6.38%, 5/31/33,
Callable 5/31/28 @ 103.19
(b)
161,400
30,000 TransDigm , Inc., 6.25%, 1/31/34,
Callable 8/31/28 @ 103.13
(b)
30,562
110,000 TransDigm , Inc., 6.75%, 1/31/34,
Callable 8/31/28 @ 103.38
(b)
112,888
125,000 TransDigm , Inc., 6.13%, 7/31/34,
Callable 2/15/29 @ 103.06
(b)
124,688
3,110,039
Air Freight & Logistics (0.0%
†
):
93,000 Azul Secured Finance LLP, 9.88%,
2/15/31, Callable 2/15/28 @ 104.94
(b)
89,280
45,000 Beacon Mobility Corp., 7.25%,
8/1/30, Callable 8/1/27 @ 103.63
(b)
46,688
85,000 Rand Parent LLC, 8.50%, 2/15/30,
Callable 7/12/26 @ 104.25
(b)
87,975
223,943
Automobile Components (0.0%
†
):
55,000 American Axle & Manufacturing, Inc.,
6.38%, 10/15/32, Callable 10/15/28
@ 103.19
(b)
54,794
95,000 American Axle & Manufacturing, Inc.,
7.75%, 10/15/33, Callable 10/15/28
@ 103.88
(b)
93,812
159,000 Champions Financing, Inc., 8.75%,
2/15/29, Callable 8/1/26 @ 104.38
(b)
155,025
10,000 Clarios Global LP/ Clarios US Finance
Co., 6.75%, 2/15/30, Callable 2/15/27
@ 103.38
(b)
10,300

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Automobile Components, continued
$ 113,000 Clarios Global LP/ Clarios US Finance
Co., 6.75%, 9/15/32, Callable 9/15/28
@ 103.38
(b)
$ 115,260
102,000 Cooper Standard Automotive, Inc.,
9.25%, 3/1/31, Callable 3/1/28 @
104.63
(b)
102,765
50,000 ZF North America Capital, Inc.,
7.50%, 3/24/31, Callable 1/24/31 @
100
(b)
50,312
75,000 ZF North America Capital, Inc.,
6.88%, 4/23/32, Callable 2/23/32 @
100
(b)
73,688
655,956
Automobiles (0.0%
†
):
195,000 Rivian Holdings LLC/Rivian LLC/
Rivian Automotive LLC, 10.00%,
1/15/31, Callable 1/15/28 @ 105
(b)
194,025
Banks (2.4%):
1,300,000 Bank of America Corp., 3.42%
(TSFR3M), 12/20/28, Callable
12/20/27 @ 100 1,279,010
980,000 Bank of America Corp., 2.30%
(SOFR), 7/21/32, Callable 7/21/31
@ 100 863,967
6,359,000 Bank of America Corp., 5.02%
(SOFR), 7/22/33, Callable 7/22/32
@ 100 6,368,825
75,000 Bank of America Corp., 6.25%
(H15T5Y), 12/31/99, Callable 7/26/30
@ 100 75,750
250,000 Capital One NA, Series BKNT, 5.97%
(USISOA05), 8/9/28 254,929
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,096,651
1,156,000 Citigroup, Inc., 4.41% (SOFR),
3/31/31, Callable 3/31/30 @ 100 1,140,229
2,635,000 Citigroup, Inc., 4.91% (SOFR),
5/24/33, Callable 5/24/32 @ 100 2,619,235
100,000 Citigroup, Inc., 6.63% (H15T5Y),
Callable 2/15/31 @ 100 101,750
40,000 Citigroup, Inc., Series JJ, 6.50%
(H15T5Y), 12/31/99, Callable 5/15/31
@ 100 40,250
144,000 First-Citizens Bank & Trust Co.,
6.13%, 3/9/28 146,486
2,500,000 JPMorgan Chase & Co., 4.49%
(TSFR3M), 3/24/31, Callable 3/24/30
@ 100 2,478,868
181,000 JPMorgan Chase & Co., 2.96%
(TSFR3M), 5/13/31, Callable 5/13/30
@ 100 169,092
4,247,000 JPMorgan Chase & Co., 4.59%
(SOFR), 4/26/33, Callable 4/26/32
@ 100 4,184,429
937,000 JPMorgan Chase & Co., 4.91%
(SOFR), 7/25/33, Callable 7/25/32
@ 100 936,234
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 633,000 JPMorgan Chase & Co., 5.57%
(SOFR), 4/22/36, Callable 4/22/35
@ 100 $ 650,092
205,000 JPMorgan Chase & Co., Series PP,
6.10% (H15T5Y), 12/31/99, Callable
7/1/31 @ 100 207,050
250,000 Morgan Stanley Bank NA, Series
BKNT, 4.79% (SOFRINDX), 5/10/30,
Callable 5/10/29 @ 100 250,212
436,000 Pacific LifeCorp , 5.13%, 1/30/43
(b)
400,329
724,000 Santander Holdings USA, Inc., 6.50%
(SOFR), 3/9/29, Callable 3/9/28 @
100 743,103
90,000 Truist Financial Corp., Series S,
6.25% (H15T5Y), 12/31/99, Callable
6/15/31 @ 100 89,888
1,099,000 Wells Fargo & Co., 3.53% (SOFR),
3/24/28, Callable 3/24/27 @ 100 1,090,554
2,645,000 Wells Fargo & Co., 4.48%
(TSFR3M), 4/4/31, Callable 4/4/30 @
100, MTN 2,611,226
2,221,000 Wells Fargo & Co., 5.15% (SOFR),
4/23/31, Callable 4/23/30 @ 100 2,240,194
428,000 Wells Fargo & Co., 5.50% (SOFR),
1/23/35, Callable 1/23/34 @ 100 435,625
637,000 Wells Fargo & Co., 5.61% (SOFR),
4/23/36, Callable 4/23/35 @ 100 650,656
125,000 Wells Fargo & Co., Series GG,
6.13% (H15T5Y), 12/31/99, Callable
6/15/31 @ 100 126,562
100,000 Western Alliance Bancorp, 5.92%
(TSFR3M), 6/15/31, Callable 9/15/26
@ 100 96,452
31,347,648
Biotechnology (0.0%
†
):
275,000 Emergent BioSolutions, Inc., 3.88%,
8/15/28, Callable 7/17/26 @ 100
(b)
254,375
Building Products (0.1%):
70,000 Builders FirstSource , Inc., 4.25%,
2/1/32, Callable 8/1/26 @ 102.13
(b)
65,188
160,000 Builders FirstSource , Inc., 6.75%,
5/15/35, Callable 5/15/30 @ 103.38
(b)
163,000
50,000 Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28, Callable 8/1/26 @
100
(b)
31,000
73,000 Carrier Global Corp., 5.90%, 3/15/34,
Callable 12/15/33 @ 100 76,704
45,000 Carrier Global Corp., 6.20%, 3/15/54,
Callable 9/15/53 @ 100 48,068
45,000 Cornerstone Building Brands, Inc.,
9.50%, 8/15/29, Callable 8/15/26 @
104.75
(b)
27,506
40,000 Resideo Funding, Inc., 6.50%,
7/15/32, Callable 7/15/27 @ 103.25
(b)
40,200

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 145,000 Standard Building Solutions, Inc.,
6.25%, 8/1/33, Callable 8/1/28 @
103.13
(b)
$ 143,731
70,000 Standard Building Solutions, Inc.,
5.88%, 3/15/34, Callable 3/15/29 @
102.94
(b)
67,375
662,772
Capital Markets (1.5%):
120,000 BCPE Flavor Debt Merger Sub LLC
and BCPE Flavor Issuer, Inc., 9.50%,
7/1/32, Callable 7/1/28 @ 104.75
(b)
113,400
900,000 Blackstone Private Credit Fund,
7.30%, 11/27/28, Callable 10/27/28
@ 100 927,667
155,000 FS KKR Capital Corp., 7.50%,
8/1/31, Callable 5/1/31 @ 100 155,552
2,880,000 Goldman Sachs Group, Inc. (The),
3.80%, 3/15/30, Callable 12/15/29
@ 100 2,782,970
1,263,000 Goldman Sachs Group, Inc. (The),
2.38% (SOFR), 7/21/32, Callable
7/21/31 @ 100 1,112,735
3,062,000 Goldman Sachs Group, Inc. (The),
3.10% (SOFR), 2/24/33, Callable
2/24/32 @ 100 2,766,998
128,000 Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37 139,484
1,452,000 HPS Corporate Lending Fund,
5.45%, 1/14/28, Callable 12/14/27
@ 100 1,445,923
462,000 Hut 8 Dc LLC, 6.19%, 11/15/42,
Callable 5/15/42 @ 100
(b)
467,432
142,000 Jefferies Finance LLC / JFIN
Co-Issuer Corp., 5.00%, 8/15/28,
Callable 8/1/26 @ 101.25
(b)
136,770
160,000 Jefferies Finance LLC / JFIN Co-
Issuer Corp., 6.63%, 10/15/31,
Callable 10/15/27 @ 103.31
(b)
156,892
2,534,000 Morgan Stanley, 3.62% (SOFR),
4/1/31, Callable 4/1/30 @ 100 2,429,683
483,000 Morgan Stanley, 5.19% (SOFR),
4/17/31, Callable 4/17/30 @ 100 486,974
184,000 Morgan Stanley, 4.81% (SOFRINDX),
4/16/32, Callable 4/16/31 @ 100 182,687
2,236,000 Morgan Stanley, 4.89% (SOFR),
7/20/33, Callable 7/20/32 @ 100 2,221,055
1,700,000 Morgan Stanley, 6.34% (SOFR),
10/18/33, Callable 10/18/32 @ 100 1,811,789
383,000 Morgan Stanley, 5.66% (SOFR),
4/17/36, Callable 4/17/35 @ 100 392,434
547,000 MSCI, Inc., 5.25%, 9/1/35, Callable
6/1/35 @ 100 535,667
143,000 MSCI, Inc., 5.15%, 3/15/36, Callable
12/15/35 @ 100 138,387
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 135,000 Olympus Water US Holding Corp.,
6.75%, 8/1/32, Callable 8/1/28 @
103.38
(b)
$ 131,794
125,000 Olympus Water US Holding Corp.,
7.25%, 2/15/33, Callable 10/1/28 @
103.63
(b)
123,594
140,000 OT Midco, Inc., 10.00%, 2/15/30,
Callable 2/15/27 @ 105
(b)
56,000
300,000 Pine Street Trust II, 5.57%, 2/15/49,
Callable 8/15/48 @ 100
(b)
280,009
308,000 Sixth Street Specialty Lending, Inc.,
6.13%, 3/1/29, Callable 2/1/29 @ 100 310,778
19,306,674
Chemicals (0.2%):
313,909 Advancion Sciences, Inc., 9.25%,
11/1/26, Callable 8/1/26 @ 100
(b)
250,342
249,000 Celanese US Holdings LLC, 7.35%,
11/15/28, Callable 10/15/28 @ 100 259,583
405,000 Celanese US Holdings LLC, 7.55%,
11/15/30, Callable 9/15/30 @ 100 429,300
150,000 Celanese US Holdings LLC, 6.75%,
4/15/33, Callable 4/15/28 @ 103.38^ 152,648
291,000 Celanese US Holdings LLC, 7.70%,
11/15/33, Callable 8/15/33 @ 100 311,006
240,000 Celanese US Holdings LLC, 7.38%,
2/15/34, Callable 2/15/29 @ 103.69 247,500
132,000 Chemours Co. (The), 5.75%,
11/15/28, Callable 7/12/26 @
100.96
(b)
131,175
30,000 Chemours Co. (The), 4.63%,
11/15/29, Callable 8/1/26 @ 101.16
(b)
28,500
125,000 Chemours Co. (The), 8.00%, 1/15/33,
Callable 1/15/28 @ 104
(b)
126,406
100,000 Chemours Co. (The), 7.88%, 3/15/34,
Callable 3/15/29 @ 103.94
(b)
100,375
81,980 GPD Cos., Inc., 12.50%, 12/31/29,
Callable 8/1/26 @ 106.25
(b)
55,849
146,000 Mativ Holdings, Inc., 8.00%, 10/1/29,
Callable 10/1/26 @ 104
(b)
144,540
90,000 Methanex US Operations, Inc.,
6.25%, 3/15/32, Callable 9/15/31 @
100
(b)
91,125
75,000 Olin Corp., 5.63%, 8/1/29, Callable
8/1/26 @ 100.94 74,344
270,000 Olin Corp., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31
(b)
266,625
85,000 Perimeter Holdings LLC, 6.25%,
1/15/34, Callable 1/15/29 @ 103.13
(b)
84,575
187,000 Tronox, Inc., 4.63%, 3/15/29,
Callable 8/1/26 @ 100
(b)
130,900
50,000 WR Grace Holdings LLC, 6.63%,
8/15/32, Callable 8/15/28 @ 103.31
(b)
48,437
2,933,230
Commercial Services & Supplies (0.1%):
75,000 ADT Security Corp. (The), 5.88%,
10/15/33, Callable 10/15/32 @ 100
(b)
73,594

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 45,000 CoreCivic , Inc., 8.25%, 4/15/29,
Callable 8/1/26 @ 104.13 $ 46,800
85,000 GEO Group, Inc. (The), 8.63%,
4/15/29, Callable 7/12/26 @ 104.31 88,506
90,000 GEO Group, Inc. (The), 10.25%,
4/15/31, Callable 4/15/27 @ 105.13 97,087
155,000 GFL Environmental Holdings U.S.,
Inc., 5.63%, 7/1/31, Callable 7/1/28
@ 102.81
(b)
155,000
40,000 GFL Environmental Holdings U.S.,
Inc., 5.50%, 2/1/34, Callable 2/1/29
@ 102.75
(b)
39,050
45,000 JH North America Holdings, Inc.,
6.13%, 7/31/32, Callable 7/31/28 @
103.06
(b)
45,225
50,000 Reworld Holding Corp., 4.88%,
12/1/29, Callable 8/1/26 @ 101.22
(b)
47,625
85,000 Williams Scotsman, Inc., 6.63%,
4/15/30, Callable 4/15/27 @ 103.31
(b)
87,444
680,331
Construction & Engineering (0.1%):
165,000 AECOM, 6.00%, 8/1/33, Callable
8/1/28 @ 103
(b)
165,206
421,000 Artera Services LLC, 8.50%, 2/15/31,
Callable 2/15/27 @ 104.25^
(b)
378,900
180,000 Brand Industrial Services, Inc.,
10.38%, 8/1/30, Callable 8/1/26 @
105.19
(b)
146,700
160,000 Composecure Holdings LLC, 5.63%,
2/1/33, Callable 2/1/29 @ 102.81
(b)
155,600
105,000 Global Infrastructure Solutions, Inc.,
6.38%, 7/15/34, Callable 7/15/29 @
103.19
(b)
105,525
50,000 Granite Construction, Inc., 6.38%,
6/15/34, Callable 6/15/29 @ 103.19
(b)
50,938
1,002,869
Construction Materials (0.0%
†
):
75,000 Ameritex Holdco Intermediate LLC,
7.63%, 8/15/33, Callable 8/15/28 @
103.81
(b)
78,375
95,000 Quikrete Holdings, Inc., 6.38%,
3/1/32, Callable 3/1/28 @ 103.19
(b)
96,781
175,156
Consumer Finance (0.4%):
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27,
Callable 10/15/27 @ 100 1,029,559
295,000 Ally Financial, Inc., 6.65% (H15T5Y),
1/17/40, Callable 10/19/34 @ 100 290,033
100,000 Ally Financial, Inc., Series D, 7.10%
(H15T5Y), 12/31/99, Callable 8/15/31
@ 100 102,433
150,000 Ally Financial, Inc., Series C, 4.70%
(H15T7Y), Callable 5/15/28 @ 100 146,170
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 738,000 Capital One Financial Corp., 3.27%
(SOFR), 3/1/30, Callable 3/1/29 @
100 $ 708,876
200,000 Ford Motor Credit Co. LLC, 4.97%,
4/6/29, Callable 3/6/29 @ 100 198,011
105,000 Navient Corp., 5.00%, 3/15/27,
Callable 9/15/26 @ 100 104,213
55,000 Navient Corp., 4.88%, 3/15/28,
Callable 6/15/27 @ 100 53,969
45,000 Navient Corp., 5.50%, 3/15/29,
Callable 6/15/28 @ 100 43,088
40,000 Navient Corp., 9.38%, 10/15/31,
Callable 7/15/31 @ 100 39,850
88,000 Navient Corp., 7.88%, 6/15/32,
Callable 9/15/31 @ 100 82,500
180,000 OneMain Finance Corp., 4.00%,
9/15/30, Callable 8/1/26 @ 102 166,050
120,000 OneMain Finance Corp., 7.13%,
9/15/32, Callable 6/15/28 @ 103.56 121,800
45,000 OneMain Finance Corp., 6.50%,
3/15/33, Callable 9/15/28 @ 103.25 44,156
40,000 OneMain Finance Corp., 6.75%,
9/15/33, Callable 12/15/28 @ 103.38 39,550
65,000 SLM Corp., 6.50%, 1/31/30, Callable
12/31/29 @ 100 65,975
85,000 SLM Corp., 6.50% (SOFRINDX),
5/15/32, Callable 5/15/31 @ 100 84,681
100,000 Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28, Callable 8/1/26 @
101
(b)
100,125
100,000 Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31, Callable 11/15/26
@ 104.44
(b)
105,250
1,303,000 Synchrony Financial, 3.95%, 12/1/27,
Callable 9/1/27 @ 100 1,289,739
4,816,028
Consumer Staples Distribution & Retail (0.1%):
70,000 Albertsons Cos.,  Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC,
5.63%, 3/31/32, Callable 3/31/28 @
102.81
(b)
67,550
210,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC,
5.75%, 3/31/34, Callable 11/15/28 @
102.88
(b)
199,500
5,000 Avis Budget Car Rental LLC/
Avis Budget Finance, Inc., 8.00%,
2/15/31, Callable 11/15/26 @ 104
(b)
5,044
85,000 Avis Budget Car Rental LLC/
Avis Budget Finance, Inc., 8.38%,
6/15/32, Callable 6/15/28 @ 104.19
(b)
85,637
65,000 C&S Group Enterprises LLC, 5.00%,
12/15/28, Callable 8/1/26 @ 100
(b)
61,100
30,000 Kehe Distributors LLC Kehe Finance
Corp. Nextwa , 7.13%, 4/30/33,
Callable 4/30/29 @ 103.56
(b)
30,525

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail,
continued
$ 100,000 KeHE Distributors LLC/ KeHE
Finance Corp./ NextWave Distribution,
Inc., 9.00%, 2/15/29, Callable 8/1/26
@ 104.5
(b)
$ 104,750
40,000 Performance Food Group, Inc.,
6.13%, 9/15/32, Callable 9/15/27 @
103.06
(b)
40,450
95,000 Performance Food Group, Inc.,
5.63%, 3/1/34, Callable 3/1/29 @
102.81
(b)
92,981
310,000 US Foods, Inc., 4.63%, 6/1/30,
Callable 8/1/26 @ 101.16
(b)
302,250
70,000 US Foods, Inc., 7.25%, 1/15/32,
Callable 9/15/26 @ 103.63
(b)
72,538
1,062,325
Containers & Packaging (0.0%
†
):
160,000 Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging
Finance plc, 6.25%, 1/30/31, Callable
12/1/27 @ 103.13
(b)
161,600
77,000 Clydesdale Acquisition Holdings, Inc.,
8.75%, 4/15/30, Callable 8/1/26 @
102.19
(b)
75,941
95,000 Clydesdale Acquisition Holdings, Inc.,
6.75%, 4/15/32, Callable 4/15/28 @
103.38
(b)
91,913
100,000 Crown Americas LLC, 5.88%, 6/1/33,
Callable 6/1/28 @ 102.94 100,625
60,000 Graphic Packaging International LLC,
3.75%, 2/1/30, Callable 8/1/29 @
100
(b)
56,250
95,000 Graphic Packaging International LLC,
6.38%, 7/15/32, Callable 5/15/27 @
103.19^
(b)
95,831
582,160
Distributors (0.0%
†
):
55,000 Ashton Woods USA LLC/Ashton
Woods Finance Co., 4.63%, 4/1/30,
Callable 8/1/26 @ 101.16
(b)
52,181
45,000 Ashton Woods USA LLC/Ashton
Woods Finance Co., 6.88%, 8/1/33,
Callable 8/1/28 @ 103.44
(b)
44,550
96,731
Diversified Consumer Services (0.0%
†
):
70,000 Champions Financing, Inc., 8.45%,
2/23/29 65,207
205,000 Sotheby's, 8.25%, 4/15/31, Callable
4/30/28 @ 104.13
(b)
203,975
70,000 Sotheby's/ Bidfair Holdings, Inc.,
5.88%, 6/1/29, Callable 8/1/26 @
100
(b)
66,150
258,000 StoneMor , Inc., 8.50%, 5/15/29,
Callable 8/1/26 @ 100
(b)
253,485
588,817
Principal Amount Value
Corporate Bonds, continued
Diversified REITs (0.1%):
$ 210,000 CBRE Services, Inc., 2.50%, 4/1/31,
Callable 1/1/31 @ 100 $ 188,069
30,000 CTR Partnership LP/ CareTrust
Capital Corp., 3.88%, 6/30/28,
Callable 3/30/28 @ 100
(b)
29,250
166,000 Rd Michigan Property Owner I LLC,
7.50%, 3/30/45, Callable 4/30/29 @
100
(b)
165,160
96,000 Store Capital LLC, 4.63%, 3/15/29,
Callable 12/15/28 @ 100 94,917
1,277,000 Store Capital LLC, 2.75%, 11/18/30,
Callable 8/18/30 @ 100 1,152,181
100,000 SV RNO Property Owner 1 LLC,
5.88%, 3/1/31, Callable 3/1/28 @
102.94
(b)
98,500
66,000 WP Carey, Inc., 3.85%, 7/15/29,
Callable 4/15/29 @ 100 64,489
1,792,566
Diversified Telecommunication Services (0.4%):
120,000 APLD Compute Co. 2 LLC, 6.75%,
3/15/31, Callable 3/15/28 @ 103.38
(b)
120,450
310,000 APLD Compute Co. LLC, 9.25%,
12/15/30, Callable 12/15/27 @
104.63
(b)
334,413
71,000 Black Pearl Compute LLC, 6.13%,
2/15/31, Callable 2/15/28 @ 103.06
(b)
71,976
145,000 Cogent Communications Group
LLC/Cogent Finance, Inc., 7.00%,
6/15/27, Callable 8/1/26 @ 100^
(b)
143,912
230,000 Cogent Communications Group
LLC/Cogent Finance, Inc., 7.00%,
6/15/27, Callable 7/12/26 @ 100
(b)
227,988
8,000 Level 3 Financing, Inc., 3.75%,
7/15/29, Callable 8/1/26 @ 100
(b)
7,720
135,000 Level 3 Financing, Inc., 6.88%,
6/30/33, Callable 6/30/28 @ 103.44
(b)
138,375
105,000 Level 3 Financing, Inc., 7.00%,
3/31/34, Callable 8/31/28 @ 103.5
(b)
108,281
190,000 Level 3 Financing, Inc., 8.50%,
1/15/36, Callable 1/15/31 @ 104.25
(b)
203,775
100,000 Level 3 Financing, Inc., 7.50%,
2/15/37, Callable 8/15/31 @ 103.75
(b)
102,375
1,020,000 Space Exploration Technologies
Corp., 5.35%, 7/15/31, Callable
6/15/31 @ 100
(b)
1,016,558
1,427,000 Space Exploration Technologies
Corp., 5.65%, 7/15/33, Callable
5/15/33 @ 100
(b)
1,416,333
165,000 Uniti Group LP/ Uniti Fiber Holdings,
Inc./CSL Capital LLC, 6.00%,
1/15/30, Callable 8/1/26 @ 101.5
(b)
161,081
185,000 Uniti Group LP/ Uniti Group Finance,
Inc./CSL Capital LLC, 6.50%,
2/15/29, Callable 7/12/26 @ 100
(b)
183,381

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services,
continued
$ 305,000 Uniti Group LP/ Uniti Group Finance,
Inc./CSL Capital LLC, 8.63%,
6/15/32, Callable 6/15/28 @ 104.31
(b)
$ 318,725
105,000 Uniti Group LP/ Uniti Group Finance,
Inc./CSL Capital LLC, 8.63%,
6/15/32, Callable 6/15/28 @ 104.31
(b)
109,856
4,665,199
Electric Utilities (0.5%):
133,000 AEP Texas, Inc., Series Q, 5.20%,
4/15/36, Callable 1/15/36 @ 100 131,302
75,000 Alpha Generation LLC, 6.75%,
10/15/32, Callable 10/15/27 @
103.38
(b)
76,312
190,000 Alpha Generation LLC, 6.25%,
1/15/34, Callable 10/15/28 @
103.13
(b)
186,438
165,000 Cleco Corporate Holdings LLC,
3.38%, 9/15/29, Callable 6/15/29 @
100 154,564
54,000 Duquesne Light Holdings, Inc.,
2.53%, 10/1/30, Callable 7/1/30 @
100
(b)
48,310
638,000 Duquesne Light Holdings, Inc.,
2.78%, 1/7/32, Callable 10/7/31 @
100
(b)
560,655
75,000 Edison International, 6.25%, 3/15/30,
Callable 2/15/30 @ 100 77,053
72,000 Edison International, 4.80%, 3/15/31,
Callable 2/15/31 @ 100 70,057
65,000 Edison International, 8.13%
(H15T5Y), 6/15/53, Callable 3/15/28
@ 100 66,625
70,000 Edison International, 7.88%
(H15T5Y), 6/15/54, Callable 3/15/29
@ 100 71,838
173,000 Exelon Corp., 2.75%, 3/15/27,
Callable 2/15/27 @ 100 171,116
1,075,000 Exelon Corp., 4.05%, 4/15/30,
Callable 1/15/30 @ 100 1,046,449
210,000 Exelon Corp., 3.35%, 3/15/32,
Callable 12/15/31 @ 100 194,140
65,000 Hawaiian Electric Co., Inc., 6.00%,
10/1/33, Callable 10/1/28 @ 103
(b)
64,188
180,000 NRG Energy, Inc., 5.75%, 1/15/28,
Callable 7/17/26 @ 100 180,000
40,000 NRG Energy, Inc., 3.63%, 2/15/31,
Callable 7/12/26 @ 101.81
(b)
37,155
95,000 NRG Energy, Inc., 5.75%, 1/15/34,
Callable 10/15/28 @ 102.88
(b)
94,288
45,000 NRG Energy, Inc., 5.88%, 5/15/34,
Callable 5/15/29 @ 102.94
(b)
44,775
55,000 NRG Energy, Inc., 6.25%, 11/1/34,
Callable 11/1/29 @ 103.13
(b)
55,687
95,000 NRG Energy, Inc., 6.00%, 1/15/36,
Callable 10/15/30 @ 103
(b)
94,762
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 50,000 NRG Energy, Inc., 6.13%, 5/15/36,
Callable 5/15/31 @ 103.06
(b)
$ 49,937
2,000 Pacific Gas And Electric Co., 5.20%,
5/1/36, Callable 2/1/36 @ 100 1,943
14,000 Pacific Gas And Electric Co., 6.00%,
5/1/56, Callable 11/1/55 @ 100 13,377
105,000 PacifiCorp, 7.38% (H15T5Y),
9/15/55, Callable 6/17/30 @ 100 106,050
114,000 PG&E Corp, 7.38% (H15T5Y),
3/15/55, Callable 12/15/29 @ 100 115,995
140,000 PG&E Corp., 5.00%, 7/1/28, Callable
7/12/26 @ 100 138,600
305,000 PG&E Corp., 5.25%, 7/1/30, Callable
7/12/26 @ 101.75 299,663
118,000 PG&E Corp., 6.85% (H15T5Y),
9/15/56, Callable 6/15/31 @ 100 117,557
140,000 Puget Energy, Inc., 4.10%, 6/15/30,
Callable 3/15/30 @ 100 134,905
714,000 Puget Energy, Inc., 4.22%, 3/15/32,
Callable 12/15/31 @ 100 682,590
164,000 Sierra Pacific Power Co., 6.38%
(H15T5Y), 9/15/56, Callable 6/17/31
@ 100 163,385
260,000 Southwestern Electric Power Co.,
5.30%, 4/1/33, Callable 1/1/33 @ 100 263,359
215,000 Southwestern Electric Power Co.,
5.20%, 4/1/36, Callable 1/1/36 @ 100 212,137
15,000 XPLR Infrastructure Operating
Partners LP, 7.25%, 1/15/29, Callable
10/15/28 @ 100
(b)
15,506
105,000 XPLR Infrastructure Operating
Partners LP, 8.38%, 1/15/31, Callable
9/15/27 @ 104.19
(b)
111,694
123,000 XPLR Infrastructure Operating
Partners LP, 8.63%, 3/15/33, Callable
3/15/28 @ 104.31
(b)
131,917
160,000 XPLR Infrastructure Operating
Partners LP, 7.75%, 4/15/34, Callable
4/15/29 @ 103.88
(b)
168,200
6,152,529
Electronic Equipment, Instruments &
Components (0.0%
†
):
120,000 Coherent Corp., 5.00%, 12/15/29,
Callable 7/12/26 @ 101.25
(b)
118,050
195,000 Wrangler Holdco Corp., 6.63%,
4/1/32, Callable 4/1/27 @ 103.31
(b)
199,631
135,000 Wulf Compute LLC, 7.75%, 10/15/30,
Callable 10/15/27 @ 103.88
(b)
141,750
459,431
Energy Equipment & Services (0.0%
†
):
160,000 Archrock Services LP/ Archrock
Partners Finance Corp., 6.00%,
2/1/34, Callable 2/1/29 @ 103
(b)
158,600
45,000 Kodiak Gas Services LLC, 6.50%,
10/1/33, Callable 10/1/28 @ 103.25
(b)
45,563

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Energy Equipment & Services, continued
$ 70,000 Kodiak Gas Services LLC, 6.75%,
10/1/35, Callable 10/1/30 @ 103.38
(b)
$ 71,837
80,000 Oceaneering International, Inc.,
6.88%, 7/15/34, Callable 7/15/29 @
103.44
(b)
81,100
40,000 Star Holding LLC, 8.75%, 8/1/31,
Callable 8/1/27 @ 104.38
(b)
40,200
397,300
Entertainment (0.0%
†
):
110,000 OAK-Eagle Acquireco , Inc., 7.25%,
7/1/33, Callable 7/1/29 @ 103.63
(b)
114,950
110,000 OAK-Eagle Acquireco , Inc., 8.75%,
7/1/34, Callable 7/1/29 @ 104.38
(b)
116,738
231,688
Financial Services (0.6%):
421,000 Ares Strategic Income Fund, 5.45%,
9/9/28, Callable 8/9/28 @ 100 419,062
340,000 Ares Strategic Income Fund, 5.80%,
9/9/30, Callable 8/9/30 @ 100 334,879
55,000 Block, Inc., 5.63%, 8/15/30, Callable
8/15/27 @ 102.81
(b)
55,069
40,000 Block, Inc., 3.50%, 6/1/31, Callable
3/1/31 @ 100 36,850
180,000 Block, Inc., 6.50%, 5/15/32, Callable
5/15/27 @ 103.25 183,825
105,000 Block, Inc., 6.00%, 8/15/33, Callable
8/15/28 @ 103
(b)
105,656
91,000 Burford Capital Global Finance LLC,
7.50%, 7/15/33, Callable 7/15/28 @
103.75^
(b)
76,895
824,000 Corebridge Financial, Inc., 3.65%,
4/5/27, Callable 3/5/27 @ 100 818,777
339,000 Corebridge Financial, Inc., 3.85%,
4/5/29, Callable 2/5/29 @ 100 330,577
404,000 Corebridge Financial, Inc., 3.90%,
4/5/32, Callable 1/5/32 @ 100 379,368
271,000 Corebridge Financial, Inc., 6.05%,
9/15/33, Callable 6/15/33 @ 100 283,163
92,000 Corebridge Financial, Inc., 4.35%,
4/5/42, Callable 10/5/41 @ 100 77,285
90,000 EF Holdco/EF Cayman Hold/Ellington
Fin REIT Cayman/TRS/EF Cayman
Non-MTM, 7.38%, 9/30/30, Callable
9/30/27 @ 103.69
(b)
89,438
590,000 Equitable Holdings, Inc., 4.57%,
2/15/29, Callable 11/15/28 @ 100
(b)
582,962
518,000 Grand River Funding Trust I, 6.31%,
2/15/36, Callable 11/15/35 @ 100
(b)
519,126
23,000 HA Sustainable Infrastructure Capital,
Inc., 5.95%, 7/15/33, Callable 5/15/33
@ 100
(b)
23,086
132,000 HA Sustainable Infrastructure Capital,
Inc., 6.00%, 3/15/36, Callable
12/15/35 @ 100 130,185
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 101,000 HA Sustainable Infrastructure Capital,
Inc., 8.00% (H15T5Y), 6/1/56,
Callable 3/1/31 @ 100 $ 106,555
71,000 HA Sustainable Infrastructure Capital,
Inc., 7.13% (H15T5Y), 11/15/56,
Callable 8/17/31 @ 100 71,773
40,000 Hightower Holding LLC, 6.75%,
4/15/29, Callable 8/1/26 @ 100
(b)
39,700
460,000 Icahn Enterprises LP/Icahn
Enterprises Finance Corp., 5.25%,
5/15/27, Callable 11/15/26 @ 100 453,100
35,000 Icahn Enterprises LP/Icahn
Enterprises Finance Corp., 10.00%,
11/15/29, Callable 5/15/29 @ 100
(b)
34,475
35,000 Icahn Enterprises LP/Icahn
Enterprises Finance Corp., 9.00%,
6/15/30, Callable 12/15/29 @ 100 32,637
358,000 Jackson Financial, Inc., 5.17%,
6/8/27, Callable 5/8/27 @ 100 359,341
91,000 Jackson Financial, Inc., 3.13%,
11/23/31, Callable 8/23/31 @ 100 81,493
386,000 Jackson Financial, Inc., 5.67%,
6/8/32, Callable 3/8/32 @ 100 387,631
125,000 Jane Street Group/JSG Finance,
Inc., 6.13%, 11/1/32, Callable 11/1/27
@ 103.06
(b)
125,000
190,000 Jane Street Group/JSG Finance,
Inc., 6.75%, 5/1/33, Callable 5/1/28
@ 103.38
(b)
195,225
40,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.,
4.75%, 6/15/29, Callable 8/1/26 @
100
(b)
39,050
65,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.,
7.00%, 7/15/31, Callable 7/15/27 @
103.5
(b)
67,356
125,000 LFS Topco LLC, 8.75%, 7/15/30,
Callable 7/15/27 @ 104.38
(b)
125,312
505,000 Sixth Street Lending Partners,
6.13%, 7/15/30, Callable 6/15/30 @
100 507,316
251,000 Sumisho Air Lease Corp., 4.40%,
3/24/28
(b)
249,270
249,000 Sumisho Air Lease Corp., 4.50%,
3/24/29, Callable 2/24/29 @ 100
(b)
246,888
312,000 Sumisho Air Lease Corp., 4.85%,
3/24/31, Callable 2/24/31 @ 100
(b)
308,454
80,000 Toucan FinCo ., Ltd./Toucan FinCo .
Can, Inc./Toucan FinCo . US LLC,
9.50%, 5/15/30, Callable 5/15/27 @
104.75
(b)
75,400
65,000 Walker & Dunlop, Inc., 6.63%, 4/1/33,
Callable 4/1/28 @ 103.31
(b)
65,894
8,018,073

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Food Products (0.2%):
$ 5,000 B&G Foods, Inc., 5.25%, 9/15/27 $ 5,000
154,000 JBS USA Food Co., 3.63%, 1/15/32,
Callable 1/15/27 @ 101.81
(b)
138,645
175,000 Lamb Weston Holdings, Inc., 4.38%,
1/31/32, Callable 1/31/27 @ 102.19
(b)
164,062
538,000 Mars, Inc., 4.80%, 3/1/30, Callable
2/1/30 @ 100
(b)
539,583
404,000 Mars, Inc., 5.00%, 3/1/32, Callable
1/1/32 @ 100
(b)
406,439
336,000 Mars, Inc., 5.20%, 3/1/35, Callable
12/1/34 @ 100
(b)
337,238
250,000 Post Holdings, Inc., 6.38%, 3/1/33,
Callable 9/1/27 @ 103.19
(b)
247,500
65,000 Post Holdings, Inc., 6.25%, 10/15/34,
Callable 10/15/29 @ 103.13
(b)
63,700
35,000 Post Holdings, Inc., 6.50%, 3/15/36,
Callable 3/15/31 @ 103.25
(b)
34,650
75,000 Viking Baked Goods Acquisition
Corp., 8.63%, 11/1/31, Callable
11/1/27 @ 104.31
(b)
75,844
2,012,661
Ground Transportation (0.1%):
100,000 Genesee & Wyoming, Inc., 6.25%,
4/15/32, Callable 4/15/27 @ 103.13
(b)
101,500
337,000 Uber Technologies, Inc., 4.15%,
1/15/31, Callable 12/15/30 @ 100 328,138
266,000 Uber Technologies, Inc., 4.80%,
9/15/35, Callable 6/15/35 @ 100 257,674
687,312
Health Care Equipment & Supplies (0.1%):
14,000 DENTSPLY SIRONA, Inc., 8.38%
(H15T5Y), 9/12/55, Callable 6/12/30
@ 100 13,947
68,000 Medline Borrower LP/Medline Co-
Issuer, Inc., Class I, 6.25%, 4/1/29,
Callable 8/1/26 @ 103.13
(b)
69,275
750,000 Medline Borrower LP/Medline Co-
Issuer, Inc., 5.00%, 6/15/31, Callable
5/15/31 @ 100
(b)
743,782
308,000 Medline Borrower LP/Medline Co-
Issuer, Inc., 5.25%, 6/15/33, Callable
4/15/33 @ 100
(b)
304,874
1,131,878
Health Care Providers & Services (0.7%):
75,000 Acadia Healthcare Co., Inc.,
7.38%, 3/15/33, Callable 3/15/28 @
103.69^
(b)
77,156
35,000 Accendra Health, Inc., 9.00%,
6/15/32, Callable 6/15/29 @ 104.5
(b)
32,462
275,070 Accendra Health, Inc., 9.75%,
6/15/33, Callable 6/15/29 @ 104.88
(b)
187,048
741,000 Centene Corp., 4.25%, 12/15/27,
Callable 7/17/26 @ 100 737,047
1,325,000 Centene Corp., 2.45%, 7/15/28,
Callable 5/15/28 @ 100 1,255,183
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 560,000 Centene Corp., 4.63%, 12/15/29,
Callable 8/1/26 @ 101.54 $ 541,445
325,000 Centene Corp., 3.38%, 2/15/30,
Callable 7/17/26 @ 101.13 300,781
610,000 Centene Corp., 2.63%, 8/1/31,
Callable 5/1/31 @ 100 528,921
150,000 CHS/Community Health Systems,
Inc., 6.13%, 4/1/30, Callable 8/1/26
@ 101.53
(b)
134,438
125,000 CHS/Community Health Systems,
Inc., 5.25%, 5/15/30, Callable 8/1/26
@ 101.31
(b)
117,813
65,000 CHS/Community Health Systems,
Inc., 9.75%, 1/15/34, Callable 8/15/28
@ 104.88
(b)
67,762
343,000 CVS Health Corp., 5.00%, 1/30/29,
Callable 12/30/28 @ 100 345,599
140,000 CVS Health Corp., 5.25%, 1/30/31,
Callable 11/30/30 @ 100 142,257
445,000 CVS Health Corp., 6.75% (H15T5Y),
12/10/54, Callable 9/10/34 @ 100^ 456,783
240,000 DaVita, Inc., 4.63%, 6/1/30, Callable
8/1/26 @ 101.54
(b)
231,900
95,000 DaVita, Inc., 6.75%, 7/15/33, Callable
7/15/28 @ 103.38
(b)
97,731
534,000 HCA, Inc., 5.63%, 9/1/28, Callable
3/1/28 @ 100 541,475
503,000 HCA, Inc., 5.88%, 2/1/29, Callable
8/1/28 @ 100 513,723
510,000 HCA, Inc., 3.50%, 9/1/30, Callable
3/1/30 @ 100 484,048
99,000 HCA, Inc., 3.63%, 3/15/32, Callable
12/15/31 @ 100 92,022
280,000 Humana, Inc., 6.63% (H15T5Y),
9/15/56, Callable 6/15/31 @ 100 278,600
80,000 LifePoint Health, Inc., 10.00%,
6/1/32, Callable 6/1/27 @ 105
(b)
79,900
260,000 Meridian ARC Holdco LLC, 6.25%,
4/30/31, Callable 4/30/28 @ 103.13
(b)
260,000
105,000 Molina Healthcare, Inc., 6.50%,
2/15/31, Callable 12/15/27 @
103.25
(b)
106,838
130,000 Molina Healthcare, Inc., 3.88%,
5/15/32, Callable 2/15/32 @ 100
(b)
117,162
115,000 Molina Healthcare, Inc., 6.25%,
1/15/33, Callable 1/15/28 @ 103.13
(b)
115,144
110,000 National Mentor Holdings, Inc.,
10.50%, 12/15/30, Callable 12/15/27
@ 105.25
(b)
115,775
80,000 Surgery Center Holdings, Inc.,
7.25%, 4/15/32, Callable 4/15/27 @
103.63
(b)
80,800
191,000 Tenet Healthcare Corp., 6.13%,
10/1/28, Callable 7/17/26 @ 100 191,716
80,000 Tenet Healthcare Corp., 4.38%,
1/15/30, Callable 7/17/26 @ 101.09 77,400

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 110,000 Tenet Healthcare Corp., 5.50%,
11/15/32, Callable 11/15/28 @
102.75
(b)
$ 109,312
65,000 Tenet Healthcare Corp., 6.00%,
11/15/33, Callable 11/15/28 @ 103
(b)
65,406
117,000 Toledo Hospital (The), Series B,
5.33%, 11/15/28 117,293
210,000 US Acute Care Solutions LLC,
9.75%, 5/15/29, Callable 8/1/26 @
104.88
(b)
196,875
8,797,815
Health Care REITs (0.4%):
63,000 Healthcare Realty Holdings LP,
3.10%, 2/15/30, Callable 11/15/29
@ 100 59,196
100,000 MPT Operating Partnership LP/MPT
Finance Corp., 0.99%, 10/15/26,
Callable 9/15/26 @ 100 112,006
315,000 MPT Operating Partnership LP/MPT
Finance Corp., 5.00%, 10/15/27,
Callable 8/1/26 @ 100 304,763
55,000 MPT Operating Partnership LP/
MPT Finance Corp., 4.63%, 8/1/29,
Callable 7/12/26 @ 101.16 44,138
80,000 MPT Operating Partnership LP/
MPT Finance Corp., 3.50%, 3/15/31,
Callable 7/12/26 @ 101.75 55,000
2,482,000 Omega Healthcare Investors, Inc.,
3.63%, 10/1/29, Callable 7/1/29 @
100 2,379,138
105,000 Omega Healthcare Investors, Inc.,
3.38%, 2/1/31, Callable 11/1/30 @
100 97,423
130,000 Omega Healthcare Investors, Inc.,
3.25%, 4/15/33, Callable 1/15/33 @
100 115,492
1,214,000 Sabra Health Care LP, 3.20%,
12/1/31, Callable 9/1/31 @ 100 1,100,188
367,000 Ventas Realty LP, 3.00%, 1/15/30,
Callable 10/15/29 @ 100 345,753
4,613,097
Health Care Technology (0.0%
†
):
25,000 Charlotte Buyer, Inc., 8.00%, 6/30/31,
Callable 6/30/28 @ 104
(b)
25,313
145,000 IQVIA, Inc., 6.25%, 6/1/32, Callable
6/1/28 @ 103.13
(b)
147,356
172,669
Hotel & Resort REITs (0.0%
†
):
85,000 RHP Hotel Properties, LP/RHP
Finance Corp., 6.50%, 6/15/33,
Callable 6/15/28 @ 103.25
(b)
87,019
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.1%):
$ 235,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.,
6.75%, 1/15/30, Callable 8/1/26 @
101.69
(b)
$ 230,300
140,000 Hilton Domestic Operating Co., Inc.,
5.50%, 9/15/31, Callable 5/15/28 @
102.75
(b)
140,175
255,000 Hilton Domestic Operating Co., Inc.,
5.88%, 3/15/33, Callable 3/15/28 @
102.94
(b)
256,594
75,000 Hilton Domestic Operating Co., Inc.,
5.75%, 9/15/33, Callable 7/1/28 @
102.88
(b)
75,094
40,000 Hilton Domestic Operating Co., Inc.,
5.50%, 3/31/34, Callable 12/1/28 @
102.75
(b)
39,550
80,000 Hilton Grand Vacations Borrower
LLC/Hilton Grand Vacations
Borrower, Inc., 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31
(b)
81,100
80,000 Light & Wonder International, Inc.,
6.25%, 10/1/33, Callable 10/1/28 @
103.13
(b)
79,500
495,822 Spin Holdco, Inc., 0.00%, 9/30/30 508,138
110,000 TKC Holdings, Inc., 8.50%, 8/15/30,
Callable 8/15/27 @ 104.25
(b)
113,162
38,000 TKC Holdings, Inc., 12.00%, 2/15/31,
Callable 2/15/28 @ 106
(b)
40,042
1,563,655
Household Durables (0.1%):
80,000 Beazer Homes USA, Inc., 7.50%,
3/15/31, Callable 3/15/27 @ 103.75
(b)
79,600
20,000 Beazer Homes USA, Inc., 8.00%,
1/15/32, Callable 7/15/28 @ 104
(b)
20,050
90,000 Century Communities, Inc., 6.63%,
9/15/33, Callable 9/15/28 @ 103.31
(b)
90,788
95,000 Dream Finders Homes, Inc., 6.88%,
9/15/30, Callable 9/15/27 @ 103.44
(b)
93,931
275,000 LGI Homes, Inc., 7.00%, 11/15/32,
Callable 11/15/27 @ 103.5
(b)
273,625
85,000 Risewell Homes, Inc., 8.50%,
11/1/30, Callable 11/1/27 @ 104.25
(b)
86,700
40,000 Whirlpool Corp., 7.50%, 7/1/31,
Callable 7/1/28 @ 103.75
(b)
40,539
295,000 Whirlpool Corp., 6.50%, 6/15/33,
Callable 3/15/33 @ 100^ 255,175
15,000 Whirlpool Corp., 5.75%, 3/1/34,
Callable 12/1/33 @ 100 11,585
75,000 Whirlpool Corp., 7.88%, 7/1/34,
Callable 7/1/29 @ 103.94
(b)
75,283
1,027,276
Independent Power and Renewable Electricity
Producers (0.3%):
92,000 AES Corp. (The), 5.20%, 7/15/29,
Callable 6/15/29 @ 100 92,541

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Independent Power and Renewable Electricity
Producers, continued
$ 1,412,000 AES Corp. (The), 3.95%, 7/15/30,
Callable 4/15/30 @ 100
(b)
$ 1,351,291
149,000 AES Corp. (The), 2.45%, 1/15/31,
Callable 10/15/30 @ 100 132,836
92,000 AES Corp. (The), 6.95% (H15T5Y),
7/15/55, Callable 4/15/30 @ 100 90,735
30,000 Clearway Energy Operating LLC,
4.75%, 3/15/28, Callable 7/12/26 @
100
(b)
29,738
105,000 Clearway Energy Operating LLC,
3.75%, 1/15/32, Callable 1/15/27 @
101.88
(b)
95,287
100,000 Clearway Energy Operating LLC,
5.75%, 1/15/34, Callable 1/15/29 @
102.88
(b)
97,875
230,000 Sunnova Energy Corp., 5.88%,
9/1/26, Callable 8/1/26 @ 100
(b)(d)
472
105,000 Talen Energy Supply LLC, 6.25%,
2/1/34, Callable 10/15/28 @ 103.13
(b)
104,344
105,000 Talen Energy Supply LLC, 6.50%,
2/1/36, Callable 10/15/30 @ 103.25
(b)
105,656
295,000 Vistra Operations Co. LLC, 5.00%,
7/31/27, Callable 7/12/26 @ 100
(b)
294,262
96,000 Vistra Operations Co. LLC, 4.55%,
10/30/28
(b)
95,256
235,000 Vistra Operations Co. LLC, 5.00%,
4/30/31, Callable 3/30/31 @ 100
(b)
232,914
115,000 Vistra Operations Co. LLC, 7.75%,
10/15/31, Callable 10/15/26 @
103.88
(b)
120,175
249,000 Vistra Operations Co. LLC, 5.25%,
4/30/33, Callable 2/28/33 @ 100
(b)
246,656
451,000 Vistra Operations Co. LLC, 5.55%,
4/30/36, Callable 1/30/36 @ 100
(b)
448,620
3,538,658
Insurance (0.4%):
135,000 APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3
Somerset Investor 2 LLC, 7.88%,
11/1/29, Callable 11/1/26 @ 103.94
(b)
136,519
200,000 Asurion LLC/ Asurion Co-Issuer, Inc.,
8.00%, 12/31/32, Callable 12/31/28
@ 104
(b)
202,250
170,000 Asurion LLC/ Asurion Co-Issuer, Inc.,
8.38%, 2/1/34, Callable 2/1/29 @
104.19
(b)
157,250
1,268,000 Athene Global Funding, 5.34%,
1/15/27
(b)
1,272,392
740,000 Athene Global Funding, 4.62%
(SOFR), 4/19/27
(b)
741,039
573,000 Athene Global Funding, 5.58%,
1/9/29
(b)
581,317
299,000 Liberty Mutual Group, Inc., 5.25%,
5/1/36, Callable 2/1/36 @ 100
(b)
294,771
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 334,000 Sammons Financial Group, Inc.,
5.95%, 6/15/36, Callable 3/15/36 @
100
(b)
$ 334,345
146,000 Team Services Holding, Inc., 9.00%,
2/15/33, Callable 2/15/29 @ 104.5^
(b)
147,278
949,000 Unum Group, 5.75%, 8/15/42 941,825
4,808,986
Interactive Media & Services (0.1%):
554,000 Meta Platforms, Inc., 4.88%, 5/15/33,
Callable 3/15/33 @ 100 548,189
375,000 Meta Platforms, Inc., 5.25%, 5/15/36,
Callable 2/15/36 @ 100 371,522
75,000 Snap, Inc., 6.88%, 3/1/33, Callable
3/1/28 @ 103.44
(b)
72,937
45,000 Snap, Inc., 6.88%, 3/15/34, Callable
9/15/28 @ 103.44
(b)
43,538
1,036,186
IT Services (0.1%):
71,000 Cipher Compute LLC, 7.13%,
11/15/30, Callable 11/15/27 @
103.56
(b)
73,751
140,000 CoreWeave , Inc., 9.25%, 6/1/30,
Callable 6/1/27 @ 104.63
(b)
140,875
360,000 CoreWeave , Inc., 9.00%, 2/1/31,
Callable 2/1/28 @ 104.5
(b)
355,050
210,000 CoreWeave , Inc., 9.75%, 10/1/31,
Callable 10/1/28 @ 104.88
(b)
209,213
55,000 CoreWeave , Inc., 9.63%, 7/15/32,
Callable 7/15/29 @ 104.81
(b)
54,175
283,000 Edged Compute LLC, 7.50%,
4/30/31, Callable 4/30/28 @ 103.75
(b)
275,571
125,000 Flash Compute LLC, 7.25%,
12/31/30, Callable 12/31/27 @
103.63
(b)
128,594
1,237,229
Leisure Products (0.0%
†
):
176,000 MajorDrive Holdings IV LLC, 6.38%,
6/1/29, Callable 8/1/26 @ 100
(b)
147,400
Machinery (0.0%
†
):
80,000 Allison Transmission, Inc., 5.88%,
12/1/33, Callable 12/1/28 @ 102.94
(b)
79,500
82,000 Columbus McKinnon Corp., 7.13%,
2/1/33, Callable 2/1/29 @ 103.56
(b)
82,000
25,000 Enpro , Inc., 6.13%, 6/1/33, Callable
6/1/28 @ 103.06
(b)
25,344
40,000 Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30, Callable 12/1/27 @
103.94
(b)
41,900
15,000 Synergy Infrastructure Holdings LLC,
7.00%, 7/15/34, Callable 7/15/29 @
103.5
(b)
15,206

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Machinery, continued
$ 150,000 United Rentals North America, Inc.,
6.13%, 3/15/34, Callable 3/15/29 @
103.06
(b)
$ 153,750
397,700
Media (0.6%):
40,000 CCO Holdings LLC CCO Holdings
Capital Corp., 7.00%, 2/1/33,
Callable 2/1/29 @ 103.5^
(b)
39,200
30,000 CCO Holdings LLC CCO Holdings
Capital Corp., 7.38%, 2/1/36,
Callable 2/1/31 @ 103.69^
(b)
29,513
140,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.25%, 2/1/31,
Callable 8/1/26 @ 101.42
(b)
126,000
55,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.75%, 2/1/32,
Callable 2/1/27 @ 102.38
(b)
48,950
135,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.50%, 5/1/32,
Callable 7/12/26 @ 102.25 119,137
80,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.50%, 6/1/33,
Callable 6/1/27 @ 102.25^
(b)
69,200
90,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.25%, 1/15/34,
Callable 1/15/28 @ 102.13^
(b)
76,163
405,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 414,000
95,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 80,409
695,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 638,309
392,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 399,044
1,256,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,015,955
394,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 330,934
332,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 247,111
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 1,064,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 $ 813,639
80,000 Clear Channel Outdoor Holdings,
Inc., 7.75%, 4/15/28, Callable 7/21/26
@ 100
(b)
80,100
90,000 Clear Channel Outdoor Holdings,
Inc., 7.50%, 6/1/29, Callable 7/21/26
@ 100
(b)
89,887
65,000 Clear Channel Outdoor Holdings,
Inc., 7.88%, 4/1/30, Callable 10/1/26
@ 103.94^
(b)
67,600
105,000 Clear Channel Outdoor Holdings,
Inc., 7.13%, 2/15/31, Callable 8/15/27
@ 103.56
(b)
108,806
105,000 Clear Channel Outdoor Holdings,
Inc., 7.50%, 3/15/33, Callable 9/15/28
@ 103.75
(b)
110,512
30,000 CMG Media Corp., 8.88%, 6/18/29,
Callable 7/12/26 @ 104.44
(b)
21,750
270,000 CSC Holdings LLC, 4.13%, 12/1/30,
Callable 8/1/26 @ 102.06
(b)
159,300
135,000 CSC Holdings LLC, 4.63%, 12/1/30,
Callable 8/1/26 @ 102.31
(b)
31,050
165,000 CSC Holdings LLC, 3.38%, 2/15/31,
Callable 8/1/26 @ 101.69
(b)
97,762
175,000 CSC Holdings LLC, 4.50%, 11/15/31,
Callable 11/15/26 @ 102.25
(b)
103,250
85,000 EW Scripps Co. (The), 9.88%,
8/15/30, Callable 8/15/27 @ 104.94
(b)
74,375
57,867 Grubhub Holdings, Inc., 13.00%,
7/31/30, Callable 3/31/27 @ 106.5
(b)
47,451
75,000 Lamar Media Corp., 5.38%, 11/1/33,
Callable 11/1/28 @ 102.69
(b)
73,406
90,000 Neptune Bidco US, Inc., 9.50%,
2/15/33, Callable 2/15/29 @ 104.75
(b)
91,013
81,000 Nexstar Media, Inc., 6.50%, 9/15/33,
Callable 3/15/29 @ 103.25
(b)
80,899
1,620,000 Time Warner Cable LLC, 6.55%,
5/1/37 1,605,122
280,000 Time Warner Cable LLC, 7.30%,
7/1/38 287,960
69,000 Time Warner Cable LLC, 5.50%,
9/1/41, Callable 3/1/41 @ 100 58,927
145,000 Univision Communications, Inc.,
8.50%, 7/31/31, Callable 7/31/27 @
104.25
(b)
145,725
60,000 Univision Communications, Inc.,
9.38%, 8/1/32, Callable 8/1/28 @
104.69
(b)
60,900
65,000 Univision Communications, Inc.,
8.88%, 4/15/33, Callable 4/15/29 @
104.44
(b)
63,862
1,000 Vericast Corp., 11.50%, 6/17/30 991
7,908,212

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining (0.1%):
$ 50,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33,
Callable 5/1/28 @ 103.69
(b)
$ 49,938
105,000 Cleveland-Cliffs, Inc., 7.63%,
1/15/34, Callable 1/15/29 @ 103.81
(b)
104,869
55,000 Commercial Metals Co., 4.38%,
3/15/32, Callable 3/15/27 @ 102.19 51,838
85,000 Commercial Metals Co., 5.75%,
11/15/33, Callable 11/15/28 @
102.88
(b)
84,469
105,000 Commercial Metals Co., 6.00%,
12/15/35, Callable 12/15/30 @ 103
(b)
104,737
90,000 Kaiser Aluminum Corp., 5.88%,
3/1/34, Callable 3/1/29 @ 102.94
(b)
88,762
160,000 Novelis Corp., 3.88%, 8/15/31,
Callable 8/15/26 @ 101.94
(b)
145,200
40,000 Novelis Corp., 6.38%, 8/15/33,
Callable 8/15/28 @ 103.19
(b)
40,200
670,013
Mortgage Real Estate Investment Trusts (REITs)
(0.1%):
90,000 BW Real Estate, Inc., 9.50%
(H15T5Y), Callable 3/30/30 @ 100
(b)
90,920
65,000 Rithm Capital Corp., 8.00%, 4/1/29,
Callable 7/12/26 @ 104
(b)
65,162
75,000 Rithm Capital Corp., 8.00%, 7/15/30,
Callable 7/15/27 @ 104
(b)
74,813
25,000 Rithm Capital Corp., 8.50%, 6/1/31,
Callable 6/1/28 @ 104.25
(b)
25,094
45,000 Starwood Property Trust, Inc., 5.25%,
10/15/28, Callable 7/15/28 @ 100
(b)
44,647
80,000 Starwood Property Trust, Inc., 5.88%,
8/15/29, Callable 5/15/29 @ 100
(b)
80,000
85,000 Starwood Property Trust, Inc., 6.50%,
7/1/30, Callable 1/1/30 @ 100
(b)
86,594
115,000 Starwood Property Trust, Inc., 6.50%,
10/15/30, Callable 4/15/30 @ 100
(b)
117,444
80,000 Starwood Property Trust, Inc., 5.75%,
1/15/31, Callable 7/15/30 @ 100
(b)
79,300
25,000 Starwood Property Trust, Inc., 6.13%,
6/1/31, Callable 12/1/30 @ 100
(b)
25,125
689,099
Multi-Utilities (0.2%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29,
Callable 6/1/29 @ 100 1,044,881
1,000,000 NiSource, Inc., 5.25%, 2/15/43,
Callable 8/15/42 @ 100 939,999
1,984,880
Office REITs (0.2%):
1,265,000 Brandywine Operating Partnership
LP, 3.95%, 11/15/27, Callable 8/15/27
@ 100 1,234,462
719,000 Brandywine Operating Partnership
LP, 8.30%, 3/15/28, Callable 2/15/28
@ 100 746,632
Principal Amount Value
Corporate Bonds, continued
Office REITs, continued
$ 25,000 Brandywine Operating Partnership
LP, 4.55%, 10/1/29, Callable 7/1/29
@ 100 $ 23,469
68,000 COPT Defense Properties LP, 2.00%,
1/15/29, Callable 11/15/28 @ 100 63,587
67,000 COPT Defense Properties LP, 4.50%,
10/15/30, Callable 9/15/30 @ 100 65,956
93,000 COPT Defense Properties LP, 2.75%,
4/15/31, Callable 1/15/31 @ 100 84,230
400,000 Hudson Pacific Properties LP, 4.65%,
4/1/29, Callable 1/1/29 @ 100^ 378,000
189,000 Piedmont Operating Partnership LP,
2.75%, 4/1/32, Callable 1/1/32 @ 100 161,610
2,757,946
Oil, Gas & Consumable Fuels (1.7%):
40,000 Antero Midstream Partners LP/
Antero Midstream Finance Corp.,
5.75%, 10/15/33, Callable 10/15/28
@ 102.88
(b)
39,650
180,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp., 5.75%,
7/1/34, Callable 1/1/29 @ 102.88
(b)
177,300
30,000 Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 6.63%,
10/15/32, Callable 10/15/27 @
103.31
(b)
30,300
45,000 Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 6.63%,
7/15/33, Callable 7/15/28 @ 103.31
(b)
45,450
80,000 California Resources Corp., 7.00%,
1/15/34, Callable 1/15/29 @ 103.5
(b)
78,800
40,000 California Resources Corp., 7.25%,
1/15/35, Callable 7/15/29 @ 103.63
(b)
39,600
156,000 Calumet Specialty Products Partners
LP/Calumet Finance Corp., 9.75%,
7/15/28, Callable 7/12/26 @ 104.88
(b)
159,705
65,000 Calumet Specialty Products Partners
LP/Calumet Finance Corp., 9.75%,
2/15/31, Callable 2/15/28 @ 104.88
(b)
68,737
282,000 Cheniere Energy Partners, LP,
5.35%, 11/30/36, Callable 5/30/36
@ 100
(b)
279,597
205,000 Cheniere Energy, Inc., 5.20%,
7/30/36, Callable 1/30/36 @ 100
(b)
201,041
41,000 Cheniere Energy, Inc., 6.00%,
7/30/56, Callable 1/30/56 @ 100
(b)
40,761
40,000 CITGO Petroleum Corp., 8.38%,
1/15/29, Callable 8/1/26 @ 104.19
(b)
41,150
105,000 CNX Midstream Partners LP, 4.75%,
4/15/30, Callable 8/1/26 @ 101.19
(b)
100,275
125,000 CNX Resources Corp., 7.25%,
3/1/32, Callable 3/1/27 @ 103.63
(b)
128,594
75,000 CNX Resources Corp., 5.88%,
3/1/34, Callable 3/1/29 @ 102.94
(b)
72,750

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 114,000 Columbia Pipelines Operating Co.
LLC, 5.93%, 8/15/30, Callable
6/15/30 @ 100
(b)
$ 118,438
309,000 Columbia Pipelines Operating Co.
LLC, 6.04%, 11/15/33, Callable
8/15/33 @ 100
(b)
323,465
92,000 Columbia Pipelines Operating Co.
LLC, 6.50%, 8/15/43, Callable
2/15/43 @ 100
(b)
97,941
166,000 Columbia Pipelines Operating Co.
LLC, 6.54%, 11/15/53, Callable
5/15/53 @ 100
(b)
176,569
99,000 Columbia Pipelines Operating Co.
LLC, 6.71%, 8/15/63, Callable
2/15/63 @ 100
(b)
107,543
145,000 Comstock Resources, Inc., 6.75%,
3/1/29, Callable 7/17/26 @ 101.13
(b)
142,463
65,000 Comstock Resources, Inc., 5.88%,
1/15/30, Callable 8/1/26 @ 101.96
(b)
61,344
180,000 CQP Holdco LP/BIP-V Chinook
Holdco LLC, 7.50%, 12/15/33,
Callable 12/15/28 @ 103.75
(b)
188,100
80,000 CVR Energy, Inc., 7.50%, 2/15/31,
Callable 2/15/28 @ 103.75
(b)
80,800
40,000 CVR Energy, Inc., 7.88%, 2/15/34,
Callable 2/15/29 @ 103.94
(b)
39,500
40,000 DBR Land Holdings LLC, 6.25%,
12/1/30, Callable 12/1/27 @ 103.13
(b)
40,550
2,500,000 DCP Midstream Operating LP,
5.63%, 7/15/27, Callable 4/15/27 @
100 2,521,913
321,000 DCP Midstream Operating LP,
5.13%, 5/15/29, Callable 2/15/29 @
100 323,759
133,000 Delek Logistics Partners LP/ Delek
Logistics Finance Corp., 8.63%,
3/15/29, Callable 7/12/26 @ 104.31
(b)
137,987
50,000 Delek Logistics Partners LP/ Delek
Logistics Finance Corp., 7.38%,
6/30/33, Callable 6/30/28 @ 103.69
(b)
51,000
2,229,000 Energy Transfer LP, 4.95%, 6/15/28,
Callable 3/15/28 @ 100 2,239,864
106,000 Energy Transfer LP, 5.25%, 4/15/29,
Callable 1/15/29 @ 100 107,213
109,000 Energy Transfer LP, 3.75%, 5/15/30,
Callable 2/15/30 @ 100 104,936
128,000 Energy Transfer LP, Series 20Y,
5.80%, 6/15/38, Callable 12/15/37
@ 100 129,996
391,000 Energy Transfer LP, 5.00%, 5/15/50,
Callable 11/15/49 @ 100 328,973
39,000 Energy Transfer LP, 6.50%
(H15T5Y), 2/15/56, Callable 11/15/30
@ 100 39,341
9,000 Energy Transfer LP, 6.75%
(H15T5Y), 2/15/56, Callable 11/15/35
@ 100 9,169
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 190,000 Energy Transfer LP, Series G, 7.13%
(H15T5Y), Callable 5/15/30 @ 100 $ 195,700
185,000 Genesis Energy, LP Genesis Energy
Finance Corp., 6.75%, 3/15/34,
Callable 3/15/29 @ 103.38 183,613
60,000 Global Partners LP/GLP Finance
Corp., 8.25%, 1/15/32, Callable
1/15/27 @ 104.13
(b)
62,850
35,000 Global Partners LP/GLP Finance
Corp., 7.13%, 7/1/33, Callable 7/1/28
@ 103.56
(b)
35,350
150,000 Gran Tierra Energy, Inc., 9.75%,
4/15/31, Callable 4/15/28 @ 104.88
(b)
132,000
130,000 Harvest Midstream I LP, 7.50%,
5/15/32, Callable 5/15/27 @ 103.75
(b)
134,550
100,000 Harvest Midstream I, LP, 6.75%,
5/15/34, Callable 5/15/29 @ 103.38
(b)
101,250
71,000 Hess Corp., 7.30%, 8/15/31 78,974
50,000 Hess Corp., 7.13%, 3/15/33 56,168
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable
10/1/46 @ 100 1,178,782
145,000 Hess Midstream Operations LP,
5.13%, 6/15/28, Callable 8/1/26 @
100
(b)
144,456
65,000 Howard Midstream Energy Partners
LLC, 7.38%, 7/15/32, Callable
7/15/27 @ 103.69
(b)
67,112
45,000 Howard Midstream Energy Partners
LLC, 6.63%, 1/15/34, Callable
1/15/29 @ 103.31
(b)
45,337
160,000 Kinetik Holdings LP, 6.63%, 12/15/28,
Callable 8/1/26 @ 103.31
(b)
162,600
65,000 Kinetik Holdings LP, 5.88%, 6/15/30,
Callable 8/1/26 @ 101.47
(b)
65,162
125,000 Kosmos Energy, Ltd., 7.75%, 5/1/27,
Callable 7/12/26 @ 100
(b)
123,906
160,000 Kosmos Energy, Ltd., 7.50%, 3/1/28,
Callable 8/1/26 @ 100
(b)
151,800
85,000 Kosmos Energy, Ltd., 8.75%,
10/1/31, Callable 10/1/27 @ 104.38
(b)
69,594
278,000 Mesquite Energy, Inc., 7.25%,
2/15/23
(d)
28
125,000 Moss Creek Resources Holdings,
Inc., 8.25%, 9/1/31, Callable 9/1/27
@ 104.13
(b)
123,750
779,000 Occidental Petroleum Corp., 7.50%,
5/1/31 859,821
78,000 Occidental Petroleum Corp., 6.45%,
9/15/36 83,460
301,000 Occidental Petroleum Corp., 6.60%,
3/15/46, Callable 9/15/45 @ 100 319,436
197,000 ONEOK, Inc., 4.25%, 9/24/27,
Callable 8/24/27 @ 100 196,105
206,000 ONEOK, Inc., 4.40%, 10/15/29,
Callable 9/15/29 @ 100 203,618

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 401,000 ONEOK, Inc., 4.75%, 10/15/31,
Callable 8/15/31 @ 100 $ 395,479
85,000 Par Petroleum LLC, 7.38%, 6/1/34,
Callable 6/1/29 @ 103.69
(b)
85,850
60,000 PBF Holding Co. LLC/PBF Finance
Corp., 9.88%, 3/15/30, Callable
3/15/27 @ 104.94
(b)
64,050
75,000 PBF Holding Co. LLC/PBF Finance
Corp., 7.88%, 9/15/30, Callable
9/15/26 @ 103.94
(b)
76,312
115,000 PBF Holding Co. LLC/PBF Finance
Corp., 7.25%, 6/1/34, Callable 6/1/29
@ 103.63
(b)
113,850
210,000 Plains All American Pipeline LP,
Series B, 8.02% (TSFR3M), Callable
8/1/26 @ 100 212,200
60,000 Prairie Acquiror LP, 9.00%, 8/1/29,
Callable 8/1/26 @ 104.5
(b)
62,325
118,000 Rio Grande Lng LLC, 5.25%,
6/30/31, Callable 5/30/31 @ 100
(b)
117,888
150,000 Rio Grande Lng LLC, 5.50%,
1/30/34, Callable 11/30/33 @ 100
(b)
148,986
340,000 Rio Grande Lng LLC, 5.75%,
6/30/36, Callable 3/30/36 @ 100
(b)
337,784
60,000 Rockies Express Pipeline LLC,
6.75%, 3/15/33, Callable 3/15/28 @
103.38
(b)
61,800
335,000 Sabine Pass Liquefaction LLC,
4.50%, 5/15/30, Callable 11/15/29
@ 100 331,172
115,000 Sunoco, LP, 5.38%, 7/15/31, Callable
3/15/28 @ 102.69
(b)
113,419
135,000 Sunoco, LP, 6.63%, 8/15/32, Callable
8/15/27 @ 103.31
(b)
137,363
45,000 Sunoco, LP, 5.88%, 3/15/34, Callable
9/15/28 @ 102.94
(b)
44,213
145,000 Sunoco, LP, 5.63%, 7/15/34, Callable
3/15/29 @ 102.81
(b)
141,375
125,000 Sunoco, LP, 7.88% (H15T5Y),
Callable 9/18/30 @ 100
(b)
132,816
112,000 Sunoco, LP/Sunoco Finance Corp.,
5.88%, 3/15/28, Callable 8/1/26 @
100 111,720
190,000 Sunoco, LP/Sunoco Finance Corp.,
4.50%, 5/15/29, Callable 7/17/26 @
100.75 185,488
322,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.,
6.00%, 12/31/30, Callable 8/1/26 @
103
(b)
321,598
270,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.,
6.00%, 9/1/31, Callable 9/1/26 @
103
(b)
266,625
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 45,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.,
6.75%, 3/15/34, Callable 3/15/29 @
103.38
(b)
$ 45,450
177,000 Targa Resources Corp., 4.35%,
1/15/29, Callable 12/15/28 @ 100 175,601
257,000 Targa Resources Corp., 4.90%,
9/15/30, Callable 8/15/30 @ 100 257,064
199,000 Targa Resources Corp., 4.35%,
4/15/31, Callable 3/15/31 @ 100 194,350
619,000 Targa Resources Corp., 5.65%,
2/15/36, Callable 11/15/35 @ 100 627,626
43,000 Transcontinental Gas Pipe Line
Co. LLC, 3.25%, 5/15/30, Callable
2/15/30 @ 100 40,792
10,000 TTGP Holdings III LLC, 7.00%,
6/29/28 9,406
75,000 USA Compression Partners LP/USA
Compression Finance Corp., 6.25%,
10/1/33, Callable 10/1/28 @ 103.13
(b)
74,344
75,000 Venture Global Plaquemines LNG
LLC, 6.13%, 12/15/30, Callable
9/15/30 @ 100
(b)
76,781
75,000 Venture Global Plaquemines LNG
LLC, 7.50%, 5/1/33, Callable 12/1/32
@ 100
(b)
82,312
125,000 Venture Global Plaquemines LNG
LLC, 6.50%, 1/15/34, Callable
7/15/33 @ 100
(b)
130,000
50,000 Venture Global Plaquemines LNG
LLC, 6.50%, 6/15/34, Callable
12/15/33 @ 100
(b)
52,063
205,000 Venture Global Plaquemines LNG
LLC, 6.75%, 1/15/36, Callable
7/15/35 @ 100
(b)
217,300
40,000 WBI Operating LLC, 6.50%,
10/15/33, Callable 10/15/28 @
103.25
(b)
40,250
1,000,000 Western Midstream Operating LP,
4.50%, 3/1/28, Callable 12/1/27 @
100 995,843
66,000 Western Midstream Operating LP,
4.75%, 8/15/28, Callable 5/15/28 @
100 66,090
477,000 Western Midstream Operating, LP,
5.70%, 7/1/36, Callable 4/1/36 @ 100 475,807
755,000 Williams Cos., Inc. (The), 4.65%,
8/15/32, Callable 5/15/32 @ 100 743,705
171,000 Williams Cos., Inc. (The), 5.30%,
8/15/52, Callable 2/15/52 @ 100 156,248
21,573,341
Passenger Airlines (0.0%
†
):
115,000 Allegiant Travel Co., 7.13%, 7/1/31,
Callable 7/1/28 @ 103.56
(b)
116,438

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Passenger Airlines, continued
$ 135,000 JetBlue Airways Corp./JetBlue
Loyalty LP, 9.88%, 9/20/31, Callable
8/27/27 @ 104.94
(b)
$ 121,837
110,000 United Airlines Holdings, Inc., 4.88%,
3/1/29, Callable 12/1/28 @ 100 108,762
75,000 United Airlines Holdings, Inc., 5.38%,
3/1/31, Callable 9/1/30 @ 100 74,438
110,000 VistaJet Malta Finance plc/Vista
Management Holding, Inc., 6.38%,
2/1/30, Callable 8/1/26 @ 101.59^
(b)
104,733
526,208
Pharmaceuticals (0.0%
†
):
76,000 Elanco Animal Health, Inc., 6.40%,
8/28/28, Callable 5/28/28 @ 100 77,825
Professional Services (0.0%
†
):
100,000 AP Core Holdings II LLC, 11.00%,
5/15/31, Callable 5/15/27 @ 105.5
(b)
104,625
120,000 CACI International, Inc., 6.38%,
6/15/33, Callable 6/15/28 @ 103.19
(b)
121,500
67,000 Paychex, Inc., 5.10%, 4/15/30,
Callable 3/15/30 @ 100 67,590
94,000 Paychex, Inc., 5.35%, 4/15/32,
Callable 2/15/32 @ 100 95,114
73,000 Paychex, Inc., 5.60%, 4/15/35,
Callable 1/15/35 @ 100^ 73,556
90,000 Verisk Analytics, Inc., 4.45%, 3/15/31,
Callable 2/15/31 @ 100 88,082
550,467
Real Estate Management & Development (0.1%):
40,400 Anywhere Real Estate Group LLC /
Anywhere Co-Issuer Corp., Class I,
7.00%, 4/15/30, Callable 7/17/26 @
101.31
(b)
40,652
37,000 Anywhere Real Estate Group LLC
/ Realogy Co-Issuer Corp., 5.75%,
1/15/29, Callable 7/17/26 @ 100
(b)
36,769
75,000 Anywhere Real Estate Group LLC
/ Realogy Co-Issuer Corp., 9.75%,
4/15/30, Callable 4/15/27 @ 104.88
(b)
80,531
125,000 Cyprium Corp./ Cyprium Holdings
Luxembourg Sarl , 6.13%, 4/15/31,
Callable 4/15/28 @ 103.06
(b)
125,000
115,000 Cyprium Corp./ Cyprium Holdings
Luxembourg Sarl , 6.38%, 4/15/34,
Callable 4/15/29 @ 103.19
(b)
114,712
110,000 Forestar Group, Inc., 6.50%, 3/15/33,
Callable 3/15/28 @ 103.25
(b)
111,788
120,000 Howard Hughes Corp. (The), 4.38%,
2/1/31, Callable 7/17/26 @ 102.19
(b)
113,400
155,000 Kennedy Wilson, Inc., 7.00%, 6/1/31,
Callable 6/1/28 @ 103.5
(b)
158,294
160,000 Kennedy Wilson, Inc., 7.25%, 6/1/33,
Callable 6/1/29 @ 103.63
(b)
163,200
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development,
continued
$ 375,000 Pr Rno Property Owner 1 LLC,
6.50%, 5/1/31, Callable 5/1/28 @
103.25
(b)
$ 373,594
70,000 RHP Hotel Properties, LP/RHP
Finance Corp., 5.75%, 3/15/34,
Callable 3/15/29 @ 102.88
(b)
69,125
1,387,065
Residential REITs (0.1%):
371,000 American Homes 4 Rent LP, 3.63%,
4/15/32, Callable 1/15/32 @ 100 344,616
550,000 Invitation Homes Operating
Partnership LP, 4.15%, 4/15/32,
Callable 1/15/32 @ 100 522,646
867,262
Retail REITs (0.3%):
15,000 Kite Realty Group Trust, 4.75%,
9/15/30, Callable 6/15/30 @ 100 14,947
185,000 Phillips Edison Grocery Center
Operating Partnership I LP, 4.75%,
3/15/33, Callable 1/15/33 @ 100 181,162
212,000 Sun Communities Operating LP,
2.30%, 11/1/28, Callable 9/1/28 @
100 200,893
272,000 Sun Communities Operating LP,
2.70%, 7/15/31, Callable 4/15/31 @
100 244,734
2,200,000 Tanger Properties LP, 3.13%, 9/1/26,
Callable 8/1/26 @ 100 2,194,218
581,000 Tanger Properties LP, 2.75%, 9/1/31,
Callable 6/1/31 @ 100 521,813
3,357,767
Semiconductors & Semiconductor Equipment
(0.4%):
45,000 Amkor Technology, Inc., 5.88%,
10/1/33, Callable 10/1/28 @ 102.94
(b)
45,056
65,000 Broadcom, Inc., 1.95%, 2/15/28,
Callable 12/15/27 @ 100 62,550
2,830,000 Broadcom, Inc., 2.45%, 2/15/31,
Callable 11/15/30 @ 100 2,560,066
564,000 Broadcom, Inc., 2.60%, 2/15/33,
Callable 11/15/32 @ 100 489,542
184,000 Broadcom, Inc., 3.42%, 4/15/33,
Callable 1/15/33 @ 100 167,490
140,000 Entegris , Inc., 4.38%, 4/15/28,
Callable 7/12/26 @ 100
(b)
137,725
205,000 Entegris , Inc., 3.63%, 5/1/29,
Callable 8/1/26 @ 100.91
(b)
195,519
145,000 Entegris , Inc., 5.95%, 6/15/30,
Callable 7/12/26 @ 101.98
(b)
146,087
212,000 NXP BV/NXP Funding LLC/NXP
USA, Inc., 4.85%, 8/19/32, Callable
6/19/32 @ 100 209,384

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment,
continued
$ 609,000 NXP BV/NXP Funding LLC/NXP
USA, Inc., 5.25%, 8/19/35, Callable
5/19/35 @ 100 $ 608,153
30,000 ON Semiconductor Corp., 3.88%,
9/1/28, Callable 8/1/26 @ 100
(b)
29,063
113,062 Wolfspeed , Inc., 7.00%, 6/15/31,
Callable 9/29/27 @ 100 103,169
4,753,804
Software (0.2%):
230,000 Cloud Software Group LLC, 9.00%,
9/30/29, Callable 8/1/26 @ 104.5
(b)
223,100
269,000 Core Scientific Finance I LLC, 7.75%,
5/15/31, Callable 5/15/28 @ 103.88
(b)
272,363
40,000 Oracle Corp., 4.55%, 2/4/29, Callable
1/4/29 @ 100 39,437
40,000 Oracle Corp., 4.75% (SOFRINDX),
2/4/29 39,966
252,000 Oracle Corp., 4.45%, 9/26/30,
Callable 8/26/30 @ 100 243,022
81,000 Oracle Corp., 4.95%, 2/4/31, Callable
1/4/31 @ 100 79,292
421,000 Oracle Corp., 4.80%, 9/26/32,
Callable 7/26/32 @ 100 400,601
85,000 Oracle Corp., 5.35%, 5/4/33, Callable
3/4/33 @ 100 82,438
383,000 Oracle Corp., 5.20%, 9/26/35,
Callable 6/26/35 @ 100 357,795
41,000 Oracle Corp., 5.70%, 2/4/36, Callable
11/4/35 @ 100 39,714
579,000 Oracle Corp., 3.60%, 4/1/40, Callable
10/1/39 @ 100 420,356
236,000 Oracle Corp., 5.88%, 9/26/45,
Callable 3/26/45 @ 100 206,131
56,000 Oracle Corp., 6.55%, 2/4/46, Callable
8/4/45 @ 100 52,762
296,000 Oracle Corp., 5.95%, 9/26/55,
Callable 3/26/55 @ 100 251,655
41,000 Oracle Corp., 6.70%, 2/4/56, Callable
8/4/55 @ 100 38,585
305,000 Oracle Corp., 6.10%, 9/26/65,
Callable 3/26/65 @ 100 254,372
8,000 Oracle Corp., 6.85%, 2/4/66, Callable
8/4/65 @ 100 7,446
3,009,035
Specialized REITs (0.2%):
70,000 Millrose Properties, Inc., 6.38%,
8/1/30, Callable 8/1/27 @ 103.19
(b)
70,700
45,000 Millrose Properties, Inc., 6.25%,
9/15/32, Callable 9/15/28 @ 103.13
(b)
45,281
74,000 SBA Tower Trust, 2.33%, 1/15/28,
Callable 8/1/26 @ 100
(b)
71,144
731,000 VICI Properties LP, 4.75%, 2/15/28,
Callable 1/15/28 @ 100 730,832
126,000 VICI Properties LP, 4.75%, 4/1/28,
Callable 3/1/28 @ 100 125,526
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 1,082,000 VICI Properties LP, 4.95%, 2/15/30,
Callable 12/15/29 @ 100 $ 1,080,175
249,000 VICI Properties LP, 5.13%, 5/15/32,
Callable 2/15/32 @ 100 246,300
99,000 VICI Properties LP, 5.75%, 4/1/34,
Callable 1/1/34 @ 100 100,426
60,000 Yondr Jk 1 LLC, 6.88%, 6/30/31,
Callable 6/30/28 @ 103.44
(b)
60,150
2,530,534
Specialty Retail (0.3%):
30,000 Advance Auto Parts, Inc., 1.75%,
10/1/27, Callable 8/1/27 @ 100 28,842
45,000 Advance Auto Parts, Inc., 3.90%,
4/15/30, Callable 1/15/30 @ 100 42,260
73,000 Advance Auto Parts, Inc., 7.00%,
8/1/30, Callable 8/1/27 @ 103.5
(b)
74,766
45,000 Advance Auto Parts, Inc., 3.50%,
3/15/32, Callable 12/15/31 @ 100 39,484
223,000 Advance Auto Parts, Inc., 7.38%,
8/1/33, Callable 8/1/28 @ 103.69
(b)
229,745
32,000 AutoNation, Inc., 4.75%, 6/1/30,
Callable 3/1/30 @ 100 31,710
1,229,000 AutoZone, Inc., 4.00%, 4/15/30,
Callable 1/15/30 @ 100 1,196,245
150,000 Carvana Co., 5.88%, 10/1/28,
Callable 7/12/26 @ 101.47
(b)
146,625
135,000 Carvana Co., 4.88%, 9/1/29, Callable
9/1/26 @ 100
(b)
126,225
110,000 Carvana Co., 10.25%, 5/1/30,
Callable 5/1/27 @ 105.13
(b)
116,600
15,000 MajorDrive Holdings IV LLC, 7.73%,
6/1/28 14,366
140,000 Michaels Cos., Inc. (The), 8.50%,
3/15/33, Callable 3/15/29 @ 104.25
(b)
138,600
130,000 Michaels Cos., Inc. (The), 11.00%,
3/15/34, Callable 3/15/29 @ 105.5
(b)
127,075
160,000 Railworks Holdings LP/ Railworks
Rally, Inc., 8.25%, 11/15/28, Callable
8/1/26 @ 102.06
(b)
159,800
125,000 Staples, Inc., 10.75%, 9/1/29,
Callable 9/1/26 @ 105.38
(b)
119,219
135,000 Staples, Inc., 12.75%, 1/15/30,
Callable 6/15/27 @ 106.38
(b)
102,600
185,000 Wayfair LLC, 7.25%, 10/31/29,
Callable 10/31/26 @ 103.63
(b)
190,550
235,000 Wayfair LLC, 7.75%, 9/15/30,
Callable 9/15/27 @ 103.88
(b)
246,750
125,000 Wayfair LLC, 6.75%, 11/15/32,
Callable 11/15/28 @ 103.38
(b)
128,125
85,000 Wayfair LLC, 7.13%, 5/31/34,
Callable 5/31/29 @ 103.56
(b)
87,338
3,346,925
Technology Hardware, Storage & Peripherals
(0.2%):
190,000 APLD Compute Co. 3 LLC, 7.00%,
6/15/31, Callable 6/15/28 @ 103.5
(b)
190,000

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals,
continued
$ 417,000 Dell International LLC EMC Corp.,
5.00%, 2/15/34, Callable 12/15/33
@ 100 $ 411,039
532,000 Dell International LLC EMC Corp.,
5.25%, 2/15/37, Callable 11/15/36
@ 100 522,414
87,000 Dell International LLC/EMC Corp.,
6.20%, 7/15/30, Callable 4/15/30 @
100 91,225
665,000 Dell International LLC/EMC Corp.,
4.50%, 2/15/31, Callable 1/15/31 @
100 655,071
443,000 Dell International LLC/EMC Corp.,
4.75%, 10/6/32, Callable 8/6/32 @
100 437,194
790,000 Dell International LLC/EMC Corp.,
5.10%, 2/15/36, Callable 11/15/35
@ 100 777,114
78,000 Stingray Compute LLC, 6.00%,
6/15/31, Callable 6/15/28 @ 103
(b)
78,098
3,162,155
Textiles, Apparel & Luxury Goods (0.0%
†
):
159,188 Beach Acquisition Bidco LLC,
10.00%, 7/15/33, Callable 7/15/28
@ 103
(b)
180,679
Trading Companies & Distributors (0.1%):
70,000 FTAI Aviation Investors LLC, 7.88%,
12/1/30, Callable 12/1/26 @ 103.94
(b)
73,062
60,000 FTAI Aviation Investors LLC, 7.00%,
6/15/32, Callable 6/15/27 @ 103.5
(b)
62,100
130,000 Herc Holdings, Inc., 7.00%, 6/15/30,
Callable 6/15/27 @ 103.5
(b)
134,550
50,000 Herc Holdings, Inc., 5.75%, 3/15/31,
Callable 3/15/28 @ 102.88
(b)
49,812
90,000 Herc Holdings, Inc., 7.25%, 6/15/33,
Callable 6/15/28 @ 103.63
(b)
93,713
45,000 Herc Holdings, Inc., 6.00%, 3/15/34,
Callable 3/15/29 @ 103
(b)
44,719
130,000 LBM Acquisition LLC, 6.25%,
1/15/29, Callable 8/1/26 @ 100
(b)
94,250
50,000 QXO Building Products, Inc., 6.50%,
7/15/31, Callable 7/15/28 @ 103.25
(b)
50,875
105,000 QXO Building Products, Inc., 6.75%,
4/30/32, Callable 4/30/28 @ 103.38
(b)
108,281
50,000 QXO Building Products, Inc., 6.88%,
7/15/34, Callable 7/15/29 @ 103.44
(b)
51,312
90,000 Sumisho Air Lease Corp., Series B,
8.26% (H15T5Y), Callable 9/15/26
@ 100 90,671
272,000 Sumisho Air Lease Corp., Series C,
4.13% (H15T5Y), Callable 12/15/26
@ 100 267,059
70,000 WESCO Distribution, Inc., 5.25%,
4/15/31, Callable 4/15/28 @ 102.63
(b)
69,475
Principal Amount Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 35,000 WESCO Distribution, Inc., 6.38%,
3/15/33, Callable 3/15/28 @ 103.19
(b)
$ 35,919
110,000 WESCO Distribution, Inc., 5.50%,
4/15/34, Callable 4/15/29 @ 102.75
(b)
108,488
1,334,286
Total Corporate Bonds (Cost $187,412,384) 181,336,909
Yankee Debt Obligations (3.0%):
Aerospace & Defense (0.0%
†
):
75,000 Bombardier, Inc., 6.75%, 6/15/33,
Callable 6/15/28 @ 103.38
(b)
77,625
Automobile Components (0.0%
†
):
75,000 Forvia SE, 6.75%, 9/15/33, Callable
9/15/28 @ 103.38
(b)
75,000
Automobiles (0.0%
†
):
134,000 Aston Martin Capital Holdings, Ltd.,
10.00%, 3/31/29, Callable 8/1/26 @
105
(b)
105,860
Banks (0.4%):
2,377,000 Barclays plc, 5.09% (SOFR), 6/20/30,
Callable 6/20/29 @ 100 2,383,187
778,000 BNP Paribas SA, 5.79% (SOFR),
1/13/33, Callable 1/13/32 @ 100
(b)
803,285
125,000 BNP Paribas SA, 7.20% (H15T5Y),
12/31/99, Callable 4/17/36 @ 100
(b)
125,469
140,000 BNP Paribas SA, 7.45% (H15T5Y),
Callable 6/27/35 @ 100
(b)
144,200
200,000 Commonwealth Bank of Australia,
3.61% (H15T5Y), 9/12/34, Callable
9/12/29 @ 100
(b)
191,755
171,000 Deutsche Bank AG, 5.06% (SOFR),
4/14/32, Callable 4/14/31 @ 100 170,451
100,000 HSBC Holdings PLC, 6.75%
(H15T5Y), 12/31/99, Callable 3/24/31
@ 100 101,000
40,000 HSBC Holdings PLC, 7.00%
(H15T5Y), Callable 9/24/35 @ 100 41,050
200,000 Mitsubishi UFJ Financial Group, Inc.,
4.59% (H15T1Y), 4/18/30, Callable
4/18/29 @ 100 198,869
200,000 Mitsubishi UFJ Financial Group, Inc.,
4.85% (H15T1Y), 4/21/32, Callable
4/21/31 @ 100 198,553
531,000 Societe Generale SA, 5.50%
(H15T1Y), 4/13/29, Callable 4/13/28
@ 100
(b)
536,645
200,000 Sumitomo Mitsui Financial Group,
Inc., 4.93% (SOFR), 7/7/32, Callable
7/7/31 @ 100 199,422
186,000 Westpac Banking Corp., 4.11%
(H15T5Y), 7/24/34, Callable 7/24/29
@ 100 181,363
5,275,249

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Capital Markets (0.1%):
$ 774,000 UBS Group AG, 1.49% (H15T1Y),
8/10/27, Callable 8/10/26 @ 100
(b)
$ 771,412
314,000 UBS Group AG, 4.19% (SOFR),
4/1/31, Callable 4/1/30 @ 100
(b)
306,486
1,077,898
Chemicals (0.1%):
382,000 Herens Holdco Sarl , 4.75%, 5/15/28,
Callable 8/1/26 @ 100
(b)
334,250
135,000 Methanex Corp., 5.25%, 12/15/29,
Callable 9/15/29 @ 100^ 133,987
220,000 Methanex Corp., 5.65%, 12/1/44,
Callable 6/1/44 @ 100 195,800
664,037
Commercial Services & Supplies (0.0%
†
):
347,000 Ambipar Lux Sarl , 9.88%, 2/6/31,
Callable 2/6/27 @ 104.94
(b)(d)
82,412
75,000 GFL Environmental, Inc., 6.75%,
1/15/31, Callable 1/15/27 @ 103.38
(b)
77,250
159,662
Containers & Packaging (0.0%
†
):
70,000 Ahlstrom Holding 3 Oy, 4.88%,
2/4/28, Callable 8/1/26 @ 100
(b)
69,313
Diversified Telecommunication Services (0.1%):
197,000 Altice France Lux 3/Altice Holdings
1, 10.00%, 1/15/33, Callable 10/1/26
@ 101
(b)
193,060
336,804 Altice France SA, 6.50%, 4/15/32,
Callable 10/1/26 @ 101
(b)
325,858
381,439 Altice France SA, 6.88%, 7/15/32,
Callable 10/15/26 @ 100
(b)
369,996
115,000 C&W Senior Finance, Ltd., 9.00%,
1/15/33, Callable 1/15/28 @ 104.5
(b)
116,150
100,000 IHS Holding, Ltd., 5.63%, 11/29/26,
Callable 8/1/26 @ 100
(b)
99,494
43,000 TELUS Corp., 7.00% (H15T5Y),
10/15/55, Callable 7/15/35 @ 100 44,344
67,000 TELUS Corp., 6.63% (H15T5Y),
10/15/55, Callable 7/15/30 @ 100 67,921
305,000 Vmed O2 UK Financing I plc, 4.25%,
1/31/31, Callable 8/1/26 @ 102.13
(b)
251,625
1,468,448
Energy Equipment & Services (0.0%
†
):
175,000 Consolidated Energy Finance SA,
5.63%, 10/15/28, Callable 7/12/26 @
101.41
(b)
169,750
115,000 Consolidated Energy Finance SA,
12.00%, 2/15/31, Callable 2/15/27
@ 106
(b)
118,163
40,000 TGS ASA, 8.50%, 1/15/30, Callable
1/15/27 @ 104.25
(b)
42,050
25,000 Transocean International, Ltd.,
7.88%, 10/15/32, Callable 10/15/28
@ 103.94
(b)
26,062
Principal Amount Value
Yankee Debt Obligations, continued
Energy Equipment & Services, continued
$ 175,000 Vallourec SACA, 7.50%, 4/15/32,
Callable 4/15/27 @ 103.75
(b)
$ 182,875
538,900
Financial Services (0.7%):
503,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 2.45%,
10/29/26, Callable 9/29/26 @ 100 499,754
3,068,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 6.45%,
4/15/27, Callable 3/15/27 @ 100 3,106,921
527,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.00%,
10/29/28, Callable 8/29/28 @ 100 506,146
82,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust, 6.50%
(H15T5Y), 1/31/56, Callable 10/31/30
@ 100 82,708
108,000 Altice Financing SA, 9.63%, 7/15/27,
Callable 8/1/26 @ 100
(b)
82,080
249,000 Altice Financing SA, 5.75%, 8/15/29,
Callable 8/1/26 @ 101.44
(b)
173,055
845,000 Avolon Holdings Funding, Ltd.,
6.38%, 5/4/28, Callable 4/4/28 @
100
(b)
866,674
55,000 Avolon Holdings Funding, Ltd.,
5.15%, 1/15/30, Callable 12/15/29
@ 100
(b)
55,188
301,000 Avolon Holdings Funding, Ltd.,
5.38%, 5/30/30, Callable 4/30/30 @
100
(b)
303,140
710,000 Avolon Holdings Funding, Ltd.,
4.70%, 1/30/31, Callable 12/30/30
@ 100
(b)
693,891
41,000 Avolon Holdings Funding, Ltd.,
4.85%, 4/1/33, Callable 2/1/33 @
100
(b)
39,552
95,000 GGAM Finance, Ltd., 6.88%, 4/15/29,
Callable 8/1/26 @ 103.44
(b)
97,138
305,000 GGAM Finance, Ltd., 5.88%, 3/15/30,
Callable 9/15/26 @ 102.94
(b)
305,381
250,000 Global Aircraft Leasing Co., Ltd.,
8.75%, 9/1/27, Callable 8/1/26 @
104.38
(b)
254,063
40,000 Macquarie Airfinance Holdings, Ltd.,
6.40%, 3/26/29, Callable 2/26/29 @
100
(b)
41,202
200,000 NTT Finance Corp., 4.57%, 7/16/27
(b)
200,146
200,000 NTT Finance Corp., 4.62%, 7/16/28
(b)
199,492
259,000 NTT Finance Corp., 4.88%, 7/16/30,
Callable 6/16/30 @ 100
(b)
258,407
332,000 NTT Finance Corp., 5.01%, 11/1/31,
Callable 10/1/31 @ 100
(b)
331,001
478,000 NTT Finance Corp., 5.26%, 11/1/33,
Callable 9/1/33 @ 100
(b)
476,485

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 200,000 Sable International Finance, Ltd.,
7.13%, 10/15/32, Callable 10/15/27
@ 103.56
(b)
$ 198,500
8,770,924
Hotels, Restaurants & Leisure (0.1%):
115,000 1011778 BC ULC/New Red Finance,
Inc., 6.13%, 6/15/29, Callable 7/12/26
@ 103.06
(b)
116,581
180,000 A&K Travel Group Holdings, Ltd.,
7.50%, 5/15/33, Callable 5/15/29 @
103.75
(b)
181,350
130,000 Carnival Corp., Ltd., 5.88%, 6/15/31,
Callable 3/15/31 @ 100
(b)
132,275
135,000 Carnival Corp., Ltd., 5.75%, 8/1/32,
Callable 5/1/32 @ 100
(b)
136,012
75,000 NCL Corp., Ltd., 6.25%, 9/15/33,
Callable 9/15/28 @ 103.13
(b)
72,750
115,000 Viking Cruises, Ltd., 9.13%, 7/15/31,
Callable 7/17/26 @ 104.56
(b)
120,463
170,000 Viking Cruises, Ltd., 5.88%,
10/15/33, Callable 10/15/28 @
102.94
(b)
170,000
929,431
Independent Power and Renewable Electricity
Producers (0.1%):
220,000 California Buyer, Ltd./Atlantica
Sustainable Infrastructure plc,
6.38%, 2/15/32, Callable 11/15/27 @
103.19
(b)
220,550
94,084 EnfraGen Energia Sur SA/ EnfraGen
Spain SA/Prime Energia SpA , 5.38%,
12/30/30, Callable 8/1/26 @ 102.69
(b)
88,791
70,000 EnfraGen Energia Sur
SAU/ EnfraGen Chile SpA / EnfraGen
Spain SAU, 8.50%, 6/30/32, Callable
6/30/28 @ 104.25
(b)
73,150
110,000 Transalta Corp., 5.88%, 2/1/34,
Callable 2/1/29 @ 102.94 108,350
70,000 Transalta Corp., 6.50%, 3/15/40 68,863
559,704
Industrial REITs (0.0%
†
):
135,000 Liquid Telecommunications Financing
plc, 10.75%, 4/14/31, Callable
4/14/28 @ 105.38
(b)
139,725
Insurance (0.0%
†
):
200,000 Swiss Re Finance Luxembourg SA,
5.00% (H15T5Y), 4/2/49, Callable
4/2/29 @ 100
(b)
200,272
Marine Transportation (0.0%
†
):
80,000 Danaos Corp., 6.88%, 10/15/32,
Callable 10/15/28 @ 103.44
(b)
82,600
Metals & Mining (0.1%):
40,000 Alcoa Nederland Holding BV, 7.13%,
3/15/31, Callable 3/15/27 @ 103.56
(b)
41,493
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 185,000 Alumina Pty, Ltd., 6.38%, 9/15/32,
Callable 3/15/28 @ 103.19
(b)
$ 187,775
90,000 Capstone Copper Corp., 6.75%,
3/31/33, Callable 3/31/28 @ 103.38
(b)
90,788
120,000 ERO Copper Corp., 6.50%, 2/15/30,
Callable 8/1/26 @ 101.63
(b)
119,850
220,000 First Quantum Minerals, Ltd., 8.00%,
3/1/33, Callable 3/1/28 @ 104
(b)
229,350
150,000 First Quantum Minerals, Ltd., 7.25%,
2/15/34, Callable 2/15/29 @ 103.63
(b)
153,562
180,000 First Quantum Minerals, Ltd., 6.38%,
2/15/36, Callable 2/15/31 @ 103.19
(b)
175,950
57,000 Mineral Resources, Ltd., 9.25%,
10/1/28, Callable 8/1/26 @ 104.63
(b)
58,853
95,000 Mineral Resources, Ltd., 8.50%,
5/1/30, Callable 8/1/26 @ 102.83
(b)
97,850
45,000 Mineral Resources, Ltd., 7.00%,
4/1/31, Callable 4/1/28 @ 103.5
(b)
46,631
35,000 Mineral Resources, Ltd., 6.00%,
5/1/32, Callable 11/1/28 @ 103
(b)
34,650
35,000 Mineral Resources, Ltd., 6.25%,
5/1/34, Callable 5/1/29 @ 103.13
(b)
34,475
149,384 Samarco Mineracao SA, 9.50%,
6/30/31, Callable 7/17/26 @ 100
(b)
150,131
100,000 Volcan Cia Minera SAA, Class B,
8.50%, 10/28/32, Callable 10/28/28
@ 104.25
(b)
103,092
1,524,450
Mortgage Real Estate Investment Trusts (REITs)
(0.0%
†
):
345,000 EG Global Finance plc, 12.00%,
11/30/28, Callable 7/6/26 @ 106
(b)
366,994
Oil, Gas & Consumable Fuels (0.8%):
105,000 Breakwater Energy Holdings Sarl ,
9.25%, 11/15/30, Callable 11/15/27
@ 104.63
(b)
110,644
540,000 Canacol Energy, Ltd., 5.75%,
11/24/28, Callable 8/1/26 @ 101.44
(b)
(d)
186,975
140,000 Cenovus Energy, Inc., 4.65%,
3/20/31, Callable 2/20/31 @ 100 138,384
108,000 Cenovus Energy, Inc., 5.40%,
3/20/36, Callable 12/20/35 @ 100 106,992
200,000 Golar LNG, Ltd., 7.75%, 9/19/29,
Callable 9/19/27 @ 103.1
(b)
203,000
70,000 Golar LNG, Ltd., 7.50%, 10/2/30,
Callable 10/2/27 @ 103.75
(b)
70,962
4,920,000 Petroleos Mexicanos , 5.95%,
1/28/31, Callable 10/28/30 @ 100 4,864,650
776,000 Petroleos Mexicanos , 6.70%,
2/16/32, Callable 11/16/31 @ 100 781,820
2,228,000 Petroleos Mexicanos , 6.75%, 9/21/47 1,904,940
600,000 Petroleos Mexicanos , 6.35%, 2/12/48 495,000
336,000 Petroleos Mexicanos , 6.95%,
1/28/60, Callable 7/28/59 @ 100 284,340

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 85,000 South Bow Canadian Infrastructure
Holdings, Ltd., 7.50% (H15T5Y),
3/1/55, Callable 12/1/34 @ 100 $ 90,844
55,385 Transocean Aquila, Ltd., 8.00%,
9/30/28, Callable 7/12/26 @ 104
(b)
56,492
275,750 Tullow Holdco 2, Ltd., 15.00%,
11/15/28, Callable 7/12/26 @ 101
(b)
277,129
9,572,172
Pharmaceuticals (0.1%):
448,000 1261229 BC, Ltd., 10.00%, 4/15/32,
Callable 4/15/28 @ 105
(b)
453,600
14,000 Bausch Health Cos., Inc., 11.00%,
9/30/28
(b)
14,245
54,000 Teva Pharmaceutical Finance III BV,
3.15%, 10/1/26 53,797
240,000 Teva Pharmaceutical Finance III BV,
5.75%, 12/1/30, Callable 9/1/30 @
100 245,700
250,000 Teva Pharmaceutical Finance III BV,
6.00%, 12/1/32, Callable 9/1/32 @
100 259,375
1,026,717
Sovereign Bond (0.3%):
770,000 Colombia Government International
Bond, 7.38%, 4/25/30, Callable
3/25/30 @ 100 811,590
3,150,000 Dominican Republic International
Bond, 6.00%, 7/19/28
(b)
3,193,313
200,000 Saudi Government International
Bond, 3.25%, 10/22/30
(b)
187,907
200,000 Saudi Government International
Bond, 4.50%, 4/22/60
(b)
155,857
4,348,667
Technology Hardware, Storage & Peripherals
(0.0%
†
):
55,000 Seagate Data Storage Technology
Pte, Ltd., 8.25%, 12/15/29, Callable
7/15/26 @ 104.13
(b)
57,406
75,000 Seagate Data Storage Technology
Pte, Ltd., 5.88%, 7/15/30 76,219
133,625
Textiles, Apparel & Luxury Goods (0.0%
†
):
198,000 Gildan Activewear, Inc., 4.70%,
10/7/30, Callable 9/7/30 @ 100
(b)
194,056
Trading Companies & Distributors (0.0%
†
):
420,000 Avilease Capital, Ltd., 5.50%,
6/30/31, Callable 5/30/31 @ 100
(b)
422,110
Transportation Infrastructure (0.0%
†
):
90,000 VistaJet Malta Finance plc/Vista
Management Holding, Inc., 8.75%,
1/15/32, Callable 7/15/28 @
104.38^
(b)
88,987
Principal Amount Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services (0.1%):
$ 145,000 Iliad Holding SAS, 7.00%, 4/15/32,
Callable 12/1/27 @ 103.5
(b)
$ 147,481
450,000 Millicom International Cellular SA,
6.25%, 3/25/29, Callable 7/12/26 @
101.04
(b)
451,688
165,000 Millicom International Cellular SA,
4.50%, 4/27/31, Callable 7/12/26 @
102.25
(b)
153,656
752,825
Total Yankee Debt Obligations (Cost
$39,220,732) 38,625,251
U.S. Government Agency Mortgages (9.5%):
Federal Home Loan Mortgage Corporation (3.1%):
10,664 2.50%, 6/1/31, Pool #J34501 10,248
15,277 2.50%, 7/1/31, Pool #V61246 14,659
25,800 2.50%, 8/1/31, Pool #V61273 24,733
72,216 3.50%, 3/1/32, Pool #C91403 71,080
242,536 3.50%, 7/1/32, Pool #C91467 238,717
55,274 3.00%, 4/1/33, Pool #G18684 53,119
77,805 3.50%, 10/1/34, Pool #C91793 75,209
307,421 1.50%, 8/1/35, Pool #SB8066 275,063
374,659 1.50%, 11/1/35, Pool #SB8073 335,210
11,425 1.50%, 12/1/35, Pool #SB8078 10,222
362,992 1.50%, 1/1/36, Pool #SB8083 324,764
235,862 4.00%, 5/1/37, Pool #C91938 229,714
18,187 2.50%, 6/1/40, Pool #QK0306 16,354
112,914 4.00%, 11/1/40, Pool #A95150 108,249
25,012 1.50%, 12/1/40, Pool #RB5089 21,048
42,139 1.50%, 2/1/41, Pool #RB5099 35,190
42,568 1.50%, 3/1/41, Pool #RB5104 35,548
349,636 2.00%, 3/1/41, Pool #SC0136 304,864
42,303 1.50%, 4/1/41, Pool #RB5107 35,326
537,845 2.00%, 7/1/41, Pool #SC0162 467,243
15,940 2.00%, 7/1/41, Pool #RB5118 13,790
66,041 2.50%, 10/1/41, Pool #RB5132 58,926
16,616 2.00%, 10/1/41, Pool #RB5131 14,347
257,909 2.00%, 11/1/41, Pool #RB5135 222,689
129,081 2.50%, 1/1/42, Pool #RB5142 115,170
59,766 3.50%, 7/1/42, Pool #ZA1231 56,074
140,489 3.50%, 7/1/42, Pool #ZA1228 132,384
174,016 3.50%, 9/1/42, Pool #ZL3774 162,453
55,929 3.50%, 11/1/42, Pool #ZL4397 52,701
160,871 3.50%, 1/1/44, Pool #G60271 151,052
318,185 3.50%, 1/1/44, Pool #G07922 297,396
39,419 4.00%, 2/1/45, Pool #G07949 38,107
38,142 3.50%, 11/1/45, Pool #Q37467 35,928
5,339 4.00%, 4/1/46, Pool #Q39975 5,093
10,377 4.00%, 4/1/46, Pool #V82292 9,919
73,191 3.50%, 9/1/46, Pool #Q43257 67,921
125,169 3.00%, 12/1/46, Pool #G60989 112,880
3,119 4.50%, 12/1/46, Pool #Q45028 3,066
3,224 4.50%, 1/1/47, Pool #Q45635 3,169
6,177 4.50%, 2/1/47, Pool #Q46222 6,056
19,587 4.50%, 5/1/47, Pool #Q48095 19,202
13,795 4.50%, 5/1/47, Pool #Q47935 13,523

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 6,418 4.50%, 5/1/47, Pool #Q47942 $ 6,292
26,889 4.50%, 6/1/47, Pool #Q48759 26,360
154,136 4.00%, 6/1/47, Pool #Q48877 146,630
11,925 4.50%, 7/1/47, Pool #Q49393 11,691
67,607 4.50%, 12/1/47, Pool #Q53017 66,170
19,182 4.00%, 2/1/48, Pool #G61343 18,308
7,866 4.00%, 2/1/48, Pool #Q54499 7,482
12,418 4.50%, 4/1/48, Pool #Q55724 12,096
12,171 4.50%, 4/1/48, Pool #Q55500 11,856
30,272 4.50%, 4/1/48, Pool #Q55660 29,489
24,511 4.50%, 5/1/48, Pool #Q55839 23,877
70,818 4.00%, 5/1/48, Pool #Q55992 67,371
99,740 4.00%, 6/1/48, Pool #G67713 94,876
33,779 4.00%, 7/1/48, Pool #Q59935 32,780
16,944 4.50%, 10/1/48, Pool #G67716 16,540
106,572 3.00%, 6/1/49, Pool #ZT2090 94,046
489,660 4.50%, 7/1/49, Pool #RA1171 475,781
11,411 3.00%, 10/1/49, Pool #SD8016 10,069
20,569 3.00%, 3/1/50, Pool #SD0517 18,151
110,163 3.00%, 4/1/50, Pool #QA9049 97,165
20,828 3.00%, 4/1/50, Pool #SD0516 18,350
256,848 2.00%, 6/1/50, Pool #RA2677 208,935
830,600 2.00%, 8/1/50, Pool #SD8097 669,883
242,146 2.50%, 8/1/50, Pool #SD0430 204,861
47,557 2.00%, 8/1/50, Pool #RA3205 38,764
31,706 2.00%, 9/1/50, Pool #SD8090 25,593
23,699 3.00%, 11/1/50, Pool #SD8108 20,909
324,056 2.50%, 11/1/50, Pool #SD7530 276,772
195,891 3.00%, 12/1/50, Pool #SD8115 172,845
34,789 2.00%, 1/1/51, Pool #QB7563 28,179
1,637,427 2.50%, 2/1/51, Pool #SD7535 1,398,610
256,848 2.50%, 3/1/51, Pool #RA4749 217,199
4,006,961 1.50%, 4/1/51, Pool #SD8139 3,067,076
1,009,175 2.00%, 5/1/51, Pool #SD7541 821,940
493,900 2.50%, 5/1/51, Pool #SI2106 416,249
35,362 2.00%, 5/1/51, Pool #QC1514 28,763
57,948 3.00%, 5/1/51, Pool #RA5267 51,071
1,614,120 2.50%, 5/1/51, Pool #SD7540 1,378,551
35,691 2.00%, 7/1/51, Pool #QC4665 28,731
266,239 2.50%, 7/1/51, Pool #RA5574 225,873
121,822 2.00%, 7/1/51, Pool #QC4827 98,094
21,282 2.00%, 7/1/51, Pool #QC4163 17,313
64,520 3.00%, 9/1/51, Pool #RA5901 56,866
335,969 3.00%, 10/1/51, Pool #QC9077 296,099
525,646 2.00%, 10/1/51, Pool #RA6076 426,534
116,516 2.50%, 10/1/51, Pool #QC9148 98,619
321,949 2.00%, 11/1/51, Pool #RA6302 260,717
71,007 3.00%, 11/1/51, Pool #RA6347 62,610
937,808 2.00%, 11/1/51, Pool #RA6241 760,998
1,606,919 2.50%, 12/1/51, Pool #RA6435 1,365,317
115,860 2.50%, 12/1/51, Pool #SD8183 97,621
370,280 2.00%, 12/1/51, Pool #RA6510 301,218
482,962 2.50%, 12/1/51, Pool #RA6434 409,296
294,000 3.00%, 1/1/52, Pool #RA6604 259,181
216,298 3.00%, 1/1/52, Pool #QD5561 189,206
500,993 3.00%, 1/1/52, Pool #SL0417 442,177
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 816,254 2.00%, 2/1/52, Pool #RA6823 $ 663,127
803,387 2.00%, 2/1/52, Pool #RA6824 654,372
925,253 3.50%, 3/1/52, Pool #RA6987 848,617
485,670 3.50%, 3/1/52, Pool #RA6949 444,022
151,910 3.50%, 4/1/52, Pool #SD0927 139,780
21,931 5.00%, 7/1/52, Pool #RA7617 21,760
139,877 5.00%, 9/1/52, Pool #SD1572 139,320
584,605 4.00%, 10/1/52, Pool #SD1772 552,946
231,123 5.00%, 11/1/52, Pool #SD1862 230,261
301,858 6.00%, 12/1/52, Pool #RA8306 314,470
505,337 5.00%, 12/1/52, Pool #SD1924 503,312
468,397 3.50%, 2/1/53, Pool #SL4855 430,350
1,466,298 5.50%, 5/1/53, Pool #RA9058 1,496,268
182,012 6.00%, 6/1/53, Pool #RA9276 188,254
716,890 5.50%, 6/1/53, Pool #RA9161 728,704
145,099 6.00%, 6/1/53, Pool #RA9278 150,038
68,632 5.00%, 11/1/53, Pool #SD6961 68,749
628,195 5.50%, 3/1/54, Pool #RJ1067 632,714
473,583 6.00%, 4/1/54, Pool #SD7569 489,947
20,184 5.00%, 4/1/54, Pool #SD5961 20,222
628,711 6.00%, 5/1/54, Pool #SD7570 648,881
838,068 6.50%, 6/1/54, Pool #SD5521 883,668
995,596 6.50%, 9/1/54, Pool #SD6620 1,049,791
319,812 6.00%, 9/1/54, Pool #SD6419 332,767
77,475 6.00%, 9/1/54, Pool #SD7574 80,293
324,430 6.00%, 11/1/54, Pool #RJ2748 334,042
358,171 6.50%, 3/1/55, Pool #RJ3704 376,744
332,673 6.50%, 3/1/55, Pool #RJ3703 349,588
647,974 6.00%, 3/1/55, Pool #RJ3645 670,623
97,500 6.50%, 3/1/55, Pool #RJ3700 103,116
437,604 6.00%, 4/1/55, Pool #RJ4028 452,003
1,155,362 6.00%, 8/1/55, Pool #RJ4642 1,198,901
145,371 6.50%, 11/1/55, Pool #SL4427 151,756
149,715 6.00%, 12/1/55, Pool #SL3650 155,007
292,477 5.00%, 1/1/56, Pool #TA2986 288,666
2,550,000 4.50%, 3/1/56, Pool #RQ0101 2,443,787
802,182 5.00%, 3/1/56, Pool #RQ0102 788,480
873,914 6.00%, 6/1/56, Pool #RJ6909 905,784
39,917,586
Federal National Mortgage Association (4.0%):
13,117 2.50%, 5/1/31, Pool #BC0919 12,582
18,673 2.50%, 8/1/31, Pool #BC2778 17,908
13,525 2.50%, 10/1/31, Pool #AS8010 13,016
110,250 2.50%, 1/1/32, Pool #BE3032 106,190
16,782 2.50%, 9/1/32, Pool #MA3124 16,029
11,002 1.50%, 11/1/35, Pool #FM4368 9,841
11,308 1.50%, 11/1/35, Pool #MA4178 10,117
19,197 1.50%, 12/1/35, Pool #MA4205 17,175
11,427 1.50%, 12/1/35, Pool #FM4701 10,221
359,402 1.50%, 1/1/36, Pool #MA4228 321,552
124,258 1.50%, 2/1/36, Pool #FM6507 110,833
12,797 1.50%, 3/1/36, Pool #FM6804 11,415
22,982 1.50%, 5/1/36, Pool #BR1069 20,501
176,942 6.00%, 5/1/36, Pool #745512 181,359
23,778 1.50%, 6/1/36, Pool #BR2059 21,211

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 34,497 2.50%, 9/1/36, Pool #MA4419 $ 32,338
1,254,732 2.50%, 11/1/36, Pool #CB2246 1,174,835
326,970 4.50%, 5/1/39, Pool #FM1194 330,391
29,957 2.50%, 3/1/40, Pool #FM2646 27,128
21,570 2.50%, 5/1/40, Pool #MA4016 19,533
116,096 2.50%, 11/1/40, Pool #FM9485 104,385
38,677 1.50%, 11/1/40, Pool #MA4175 32,548
671,854 2.00%, 11/1/40, Pool #MA4176 589,582
8,040 3.50%, 12/1/40, Pool #AH1556 7,614
38,797 1.50%, 12/1/40, Pool #MA4202 32,649
44,375 2.00%, 12/1/40, Pool #FM5042 38,775
13,621 2.00%, 12/1/40, Pool #MA4204 11,813
40,501 1.50%, 1/1/41, Pool #MA4231 34,082
41,634 1.50%, 2/1/41, Pool #MA4266 34,769
14,615 2.00%, 2/1/41, Pool #MA4268 12,620
94,224 2.50%, 2/1/41, Pool #MA4269 84,074
42,519 1.50%, 3/1/41, Pool #MA4286 35,507
14,928 2.00%, 3/1/41, Pool #MA4287 12,890
152,263 2.00%, 4/1/41, Pool #CB0116 132,761
89,310 2.50%, 4/1/41, Pool #MA4312 79,686
37,044 2.50%, 5/1/41, Pool #CB0469 32,950
108,833 2.00%, 6/1/41, Pool #FM7891 94,893
16,036 2.00%, 6/1/41, Pool #MA4364 13,929
62,872 2.50%, 7/1/41, Pool #CB2014 56,096
131,389 2.50%, 7/1/41, Pool #CB1076 116,874
147,699 2.00%, 7/1/41, Pool #CB1069 128,306
216,269 2.50%, 8/1/41, Pool #CB1342 192,372
109,821 2.50%, 9/1/41, Pool #FM8850 98,156
102,314 2.00%, 9/1/41, Pool #FM8862 88,322
59,933 2.00%, 10/1/41, Pool #BQ6615 51,750
218,323 2.00%, 10/1/41, Pool #FM9396 188,460
124,760 2.50%, 10/1/41, Pool #CB1842 110,973
16,246 2.00%, 10/1/41, Pool #MA4446 14,028
82,018 2.50%, 11/1/41, Pool #MA4475 73,182
189,777 2.00%, 11/1/41, Pool #CB2110 163,816
240,950 2.00%, 11/1/41, Pool #FS0106 207,937
133,836 2.50%, 11/1/41, Pool #FM9558 119,410
159,904 2.00%, 12/1/41, Pool #BU7091 138,063
3,530,094 2.00%, 5/1/42, Pool #FS4603 3,053,984
21,402 4.00%, 10/1/43, Pool #BM1167 20,664
193,486 4.50%, 3/1/44, Pool #AV0957 190,894
120,548 4.50%, 7/1/44, Pool #AS3062 119,209
97,817 4.50%, 12/1/44, Pool #AS4176 96,369
58,050 4.00%, 5/1/45, Pool #AZ1207 55,242
94,699 4.00%, 6/1/45, Pool #AY8096 90,122
33,265 4.00%, 6/1/45, Pool #AY8126 31,631
15,457 4.00%, 12/1/45, Pool #AS6352 14,698
6,416 4.50%, 1/1/46, Pool #AY3890 6,308
39,840 4.00%, 2/1/46, Pool #BC1578 37,946
41,284 4.50%, 3/1/46, Pool #BM4548 40,824
2,087 4.50%, 3/1/46, Pool #BC0287 2,055
153,294 4.00%, 4/1/46, Pool #AL8468 147,526
16,532 4.00%, 4/1/46, Pool #AS7024 15,826
60,069 3.00%, 5/1/46, Pool #BC0887 54,211
115,556 4.00%, 6/1/46, Pool #AL9282 110,060
14,064 4.50%, 6/1/46, Pool #BD1238 13,750
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 59,884 4.00%, 7/1/46, Pool #BC1443 $ 57,371
70,855 4.00%, 9/1/46, Pool #BC2843 68,155
23,671 4.00%, 9/1/46, Pool #BD1489 22,539
149,023 3.00%, 10/1/46, Pool #AL9371 134,445
11,552 4.00%, 10/1/46, Pool #BD7599 11,000
35,843 4.50%, 10/1/46, Pool #BE1671 34,943
66,429 4.00%, 10/1/46, Pool #BC4754 63,898
44,948 4.50%, 11/1/46, Pool #BE2386 44,146
185,521 3.00%, 11/1/46, Pool #BC9026 166,906
180,721 3.00%, 11/1/46, Pool #AL9547 162,586
177,760 3.50%, 12/1/46, Pool #BC9077 163,992
59,810 4.50%, 12/1/46, Pool #BE4488 58,744
525,679 3.50%, 12/1/46, Pool #BM5096 497,101
2,900 4.50%, 12/1/46, Pool #BC9079 2,848
24,981 4.50%, 1/1/47, Pool #BE6506 24,443
16,616 4.50%, 1/1/47, Pool #BE7087 16,269
28,421 4.50%, 2/1/47, Pool #BE8498 27,685
248,248 4.00%, 2/1/47, Pool #AL9779 237,327
65,423 3.00%, 3/1/47, Pool #BM3114 58,921
30,935 4.00%, 5/1/47, Pool #BM1277 29,480
34,349 4.50%, 6/1/47, Pool #BE3663 33,633
5,223 4.50%, 6/1/47, Pool #BE9387 5,113
5,949 4.50%, 6/1/47, Pool #BH0561 5,768
4,638 4.00%, 6/1/47, Pool #BH4269 4,420
28,972 4.50%, 7/1/47, Pool #BE3749 28,367
18,100 4.00%, 7/1/47, Pool #AS9968 17,249
34,867 4.00%, 4/1/48, Pool #BM3700 33,227
9,845 4.50%, 4/1/48, Pool #BJ5454 9,616
5,634 4.50%, 5/1/48, Pool #BJ5507 5,504
169,564 4.50%, 10/1/48, Pool #CA2432 165,983
187,577 4.50%, 12/1/48, Pool #CA2797 183,795
38,883 3.00%, 8/1/49, Pool #MA3744 34,313
114,268 4.50%, 9/1/49, Pool #FM1534 111,583
166,639 4.00%, 11/1/49, Pool #CA4628 158,178
465,617 3.50%, 1/1/50, Pool #FS3728 439,445
93,122 3.00%, 1/1/50, Pool #CA5019 82,128
126,977 3.00%, 1/1/50, Pool #MA3905 112,051
95,823 3.00%, 4/1/50, Pool #MA3991 84,592
97,459 2.00%, 7/1/50, Pool #CA6275 79,472
62,756 2.00%, 7/1/50, Pool #FM3897 51,177
60,775 2.00%, 8/1/50, Pool #MA4100 49,041
211,027 3.50%, 8/1/50, Pool #FM7147 193,944
428,628 3.00%, 8/1/50, Pool #FM6118 378,703
37,531 3.00%, 9/1/50, Pool #FM4317 32,937
95,902 3.00%, 9/1/50, Pool #CA6998 84,733
64,269 2.00%, 9/1/50, Pool #MA4119 51,860
113,575 2.50%, 10/1/50, Pool #CA7229 97,031
96,924 2.00%, 10/1/50, Pool #CA7323 79,238
109,079 2.00%, 10/1/50, Pool #BQ3004 87,976
33,514 2.00%, 10/1/50, Pool #MA4158 27,043
69,826 2.00%, 11/1/50, Pool #MA4182 56,251
70,646 2.00%, 11/1/50, Pool #BQ5112 56,979
67,780 2.00%, 11/1/50, Pool #CA7616 54,917
35,273 3.00%, 11/1/50, Pool #MA4184 31,123
56,358 2.00%, 12/1/50, Pool #FM5215 45,655
107,410 3.00%, 12/1/50, Pool #FM7827 94,796

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 71,548 2.00%, 12/1/50, Pool #BQ5162 $ 57,706
324,584 3.00%, 12/1/50, Pool #MA4211 286,391
178,798 3.00%, 1/1/51, Pool #MA4239 157,761
24,083 2.00%, 1/1/51, Pool #BQ8400 19,507
150,460 2.00%, 1/1/51, Pool #BQ9683 121,120
73,407 2.00%, 1/1/51, Pool #BQ9687 59,092
149,879 2.50%, 1/1/51, Pool #FM5651 126,848
35,654 2.00%, 2/1/51, Pool #FM5984 29,060
116,257 2.00%, 4/1/51, Pool #BR4435 93,581
757,972 2.50%, 4/1/51, Pool #FM6540 652,207
79,671 2.00%, 4/1/51, Pool #BR7792 64,135
354,684 2.50%, 5/1/51, Pool #MA4326 298,658
418,508 3.00%, 5/1/51, Pool #CB0531 368,693
574,238 3.00%, 6/1/51, Pool #FS4922 510,126
968,109 3.00%, 6/1/51, Pool #CB0850 853,328
192,984 2.00%, 7/1/51, Pool #BT0491 155,392
17,253 2.00%, 7/1/51, Pool #BT1461 14,035
77,428 2.50%, 8/1/51, Pool #MA4399 65,123
31,744 2.00%, 8/1/51, Pool #FM8176 25,859
66,785 2.50%, 10/1/51, Pool #FM9068 56,569
369,009 2.00%, 10/1/51, Pool #CB1799 299,702
737,980 2.50%, 10/1/51, Pool #MA4438 620,560
603,478 2.50%, 11/1/51, Pool #MA4466 507,669
623,947 2.00%, 11/1/51, Pool #FM9568 508,202
394,480 2.00%, 11/1/51, Pool #FM9539 320,897
986,052 2.50%, 11/1/51, Pool #FM9501 838,799
380,153 2.50%, 11/1/51, Pool #FM9517 322,096
289,794 2.50%, 11/1/51, Pool #FM9505 245,356
122,171 2.00%, 11/1/51, Pool #FM9500 99,139
262,610 2.50%, 12/1/51, Pool #CB2376 223,126
288,310 2.00%, 12/1/51, Pool #CB2350 233,962
216,222 2.00%, 12/1/51, Pool #CB2348 175,897
303,124 2.50%, 12/1/51, Pool #CB2321 256,921
74,492 3.00%, 12/1/51, Pool #FM9777 65,171
666,024 2.50%, 12/1/51, Pool #CB2289 564,317
278,212 2.50%, 12/1/51, Pool #CB2320 236,690
240,383 3.50%, 1/1/52, Pool #MA4514 219,908
199,252 3.00%, 1/1/52, Pool #CB2662 175,850
116,835 2.50%, 1/1/52, Pool #MA4512 98,256
68,133 3.50%, 1/1/52, Pool #CB2679 62,411
701,066 3.00%, 2/1/52, Pool #FS0631 617,928
208,997 3.50%, 2/1/52, Pool #CB2906 191,094
496,906 3.00%, 3/1/52, Pool #BV0350 436,286
308,617 3.50%, 3/1/52, Pool #CB3174 281,577
302,095 2.50%, 3/1/52, Pool #BV4139 256,469
572,053 3.00%, 3/1/52, Pool #FA1625 503,049
525,475 4.00%, 4/1/52, Pool #FS1647 494,017
816,660 5.00%, 8/1/52, Pool #CB4354 814,138
36,667 5.00%, 10/1/52, Pool #CB4893 36,521
300,171 5.50%, 10/1/52, Pool #CB4843 302,054
116,784 5.00%, 11/1/52, Pool #FS3295 115,806
206,573 5.00%, 11/1/52, Pool #FS3248 205,749
364,771 5.00%, 11/1/52, Pool #CB5128 363,410
116,870 5.00%, 12/1/52, Pool #CB5273 116,404
586,527 5.50%, 6/1/53, Pool #CB6527 596,200
263,301 6.00%, 6/1/53, Pool #CB6538 271,517
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 493,298 6.00%, 7/1/53, Pool #FS5067 $ 508,686
539,454 6.00%, 5/1/55, Pool #CC0404 558,324
224,807 6.00%, 7/1/55, Pool #FA2249 232,212
742,960 6.00%, 7/1/55, Pool #CC0730 763,191
117,670 5.00%, 3/1/56, Pool #MA5997 115,660
174,936 6.00%, 4/1/56, Pool #CC2465 180,708
58,271 6.00%, 4/1/56, Pool #CC2391 60,821
449,888 5.50%, 4/1/56, Pool #CC2377 459,159
120,815 6.00%, 4/1/56, Pool #CC2392 125,789
117,712 6.00%, 4/1/56, Pool #CC2353 122,373
449,956 5.00%, 4/1/56, Pool #MA6029 442,274
437,764 5.50%, 4/1/56, Pool #CC2342 447,083
141,692 6.50%, 4/1/56, Pool #FA5662 147,911
999,999 5.00%, 5/1/56, Pool #DH0033 983,176
299,566 5.50%, 6/1/56, Pool #CC2842 304,964
1,099,102 6.00%, 6/1/56, Pool #CC2857 1,144,227
125,000 6.50%, 7/25/56, TBA 129,258
1,100,000 2.50%, 7/25/56, TBA 918,500
450,000 3.00%, 7/25/56, TBA 392,133
3,325,000 5.50%, 7/25/56, TBA 3,335,910
1,400,000 2.00%, 7/25/56, TBA 1,116,500
9,825,000 2.00%, 8/25/56, TBA 7,823,156
50,653,760
Government National Mortgage Association (2.4%):
11,467 4.00%, 10/20/40, Pool #4833 10,995
34,868 4.00%, 1/20/41, Pool #4922 33,433
38,014 4.00%, 8/15/41, Pool #430354 36,643
406,931 4.00%, 1/20/42, Pool #5280 386,119
55,871 4.00%, 11/20/42, Pool #MA0535 52,962
135,133 3.00%, 12/20/42, Pool #AA5872 123,647
16,237 3.50%, 3/20/43, Pool #AD8884 14,759
89,005 3.00%, 3/20/43, Pool #AA6146 80,574
36,533 3.00%, 3/20/43, Pool #AD8812 32,938
17,299 3.50%, 4/20/43, Pool #AD9075 15,723
6,939 3.50%, 4/20/43, Pool #AB9891 6,307
35,932 4.00%, 5/20/46, Pool #MA3664 34,254
179,330 3.00%, 12/20/46, Pool #MA4126 161,772
32,098 4.00%, 1/15/47, Pool #AX5857 30,415
33,222 4.00%, 1/15/47, Pool #AX5831 31,235
255,073 3.00%, 1/20/47, Pool #MA4195 230,102
105,014 4.00%, 3/20/47, Pool #MA4322 99,960
54,271 4.00%, 4/20/47, Pool #784303 51,622
60,287 4.00%, 4/20/47, Pool #784304 57,344
17,877 4.00%, 4/20/47, Pool #MA4383 17,017
12,642 3.50%, 2/20/48, Pool #MA5019 11,633
9,297 4.00%, 4/20/48, Pool #BG7744 8,753
9,177 4.00%, 4/20/48, Pool #BG3507 8,640
1,721 3.50%, 12/20/49, Pool #BR8984 1,572
5,605 3.50%, 12/20/49, Pool #BR8985 5,171
2,482 3.50%, 12/20/49, Pool #BR8987 2,288
135,472 2.00%, 9/20/50, Pool #MA6864 110,955
5,907,860 2.00%, 10/20/50, Pool #MA6930 4,838,812
97,315 2.00%, 1/20/51, Pool #MA7135 79,707
1,367,653 2.00%, 2/20/51, Pool #MA7192 1,120,188
923,540 2.50%, 7/20/51, Pool #MA7472 788,558

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 186,610 2.50%, 12/20/51, Pool #785792 $ 157,255
50,950 2.50%, 12/20/51, Pool #MA7767 43,506
1,340,661 2.50%, 1/20/52, Pool #MA7827 1,144,796
968,226 2.50%, 2/20/52, Pool #MA7881 826,796
4,516,764 3.00%, 3/20/52, Pool #MA7937 4,011,270
25,000 2.50%, 4/20/52, Pool #MA7987 21,346
150,000 2.50%, 5/20/52, Pool #MA8042 128,087
4,873,224 2.50%, 6/20/52, Pool #MA8097 4,161,383
1,232,770 3.00%, 6/20/52, Pool #MA8098 1,094,740
813,445 3.50%, 7/20/52, Pool #MA8149 731,773
1,894,287 3.50%, 9/20/52, Pool #MA8266 1,723,674
988,252 4.00%, 10/20/52, Pool #MA8346 931,000
1,394,885 3.50%, 10/20/52, Pool #MA8345 1,262,686
2,568,097 4.50%, 4/20/53, Pool #MA8799 2,469,430
660,006 5.00%, 9/20/53, Pool #MA9170 654,822
147,030 6.50%, 11/20/53, Pool #MA9307 152,831
369,807 3.50%, 5/20/54, Pool #MA9664 332,793
74,128 5.50%, 12/20/54, Pool #MB0092 74,760
309,346 5.50%, 2/20/55, Pool #MB0205 311,308
1,225,000 5.50%, 7/20/56, TBA 1,230,551
1,400,000 5.50%, 8/20/56, TBA 1,404,156
31,353,061
Total U.S. Government Agency Mortgages
(Cost $126,794,490) 121,924,407
U.S. Treasury Obligations (22.2%):
U.S. Treasury Bonds (7.5%):
3,315,000 4.50%, 2/15/44 3,158,185
22,071,000 4.88%, 8/15/45 21,902,881
305,000 4.63%, 2/15/46 292,717
1,031,000 4.00%, 11/15/52 881,787
27,993,000 4.13%, 8/15/53 24,449,043
4,200,000 4.25%, 2/15/54 3,746,531
27,400,000 4.63%, 5/15/54 26,020,367
2,905,000 4.25%, 8/15/54 2,593,961
4,955,600 4.75%, 5/15/55 4,807,319
6,529,000 4.75%, 8/15/55 6,335,170
1,800,000 4.75%, 2/15/56 1,748,320
400,000 5.00%, 5/15/56 404,203
96,340,484
U.S. Treasury Notes (14.7%):
600,000 3.50%, 2/28/31 582,516
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$
16,119,100 4.13%, 11/30/31 $ 16,037,245
19,672,000 2.88%, 5/15/32 18,264,991
19,288,500 4.13%, 5/31/32 19,156,645
6,900,000 4.00%, 6/30/32 6,805,125
2,340,000 3.88%, 8/31/32 2,289,635
2,500,000 4.00%, 1/31/33 2,457,520
27,800,000 3.50%, 2/15/33 26,528,367
3,000,000 3.75%, 2/28/33 2,906,250
9,900,000 4.13%, 4/30/33 9,792,492
3,560,000 4.25%, 6/30/33 3,546,372
6,986,000 3.88%, 8/15/33 6,793,885
1,795,000 4.00%, 2/15/34 1,754,402
29,365,800 3.88%, 8/15/34 28,364,380
13,225,500 4.25%, 8/15/35 13,057,598
9,900,000 4.00%, 11/15/35 9,577,863
19,971,000 4.13%, 2/15/36 19,489,668
700,000 4.38%, 5/15/36 696,309
188,101,263
Total U.S. Treasury Obligations (Cost
$293,607,022) 284,441,747
Shares
Unaffiliated Investment Companies (2.4%):
Money Market Funds (2.4%):
2,572,282 BlackRock Liquidity FedFund ,
Institutional Class, 3.54%
(e)(f)
2,572,282
28,168,711 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(f)
28,168,711
Total Unaffiliated Investment Companies (Cost
$30,740,993) 30,740,993
Total Investment Securities
(Cost $1,143,069,147 ) — 101.7% 1,306,631,303
Net other assets (liabilities) — (1.7)% (21,659,209)
Net Assets — 100.0% $ 1,284,972,094
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $2,464,912.
+ This security represents an unfunded loan commitment. The Fund’s total unfunded commitment at June 30, 2026, was $6,545 and was valued at $6,090 (0.0% of net assets).
(a) Security was valued using significant unobservable inputs as of June 30, 2026.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2026.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(f) The rate represents the effective yield at June 30, 2026.
Securities Sold Short (0.0%):
At June 30, 2026, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 3.50% 7/25/56 $ (375,000) $ (340,137) $ (340,137)
Federal National Mortgage Association, TBA 6.00% 7/25/56 (200,000) (203,828) (204,343)
$ (543,965) $ (544,480)
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 3 $ 1,132,238 $ 8,760
U.S. Treasury 5-Year Note September Futures (U.S. Dollar) 9/30/26 427 45,709,016 86,000
$ 94,760

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (0.2%):
Capital Markets (0.0%
†
):
327 White Iris Temp Shares* $ 4,245
Health Care Providers & Services (0.0%
†
):
4,657 Cano Health LLC* —
Insurance (0.0%
†
):
963 Acrisure Holdings, Inc.* 30,623
Oil, Gas & Consumable Fuels (0.2%):
14,199 Sanchez Energy Corp.*
(a)(b)
218,383
Total Common Stocks (Cost $287,515) 253,251
Preferred Stocks (0.0%
†
):
Household Durables (0.0%
†
):
383 Whirlpool Corp., Series A, 8.50%,
2/15/29 13,451
Interactive Media & Services (0.0%
†
):
203 Alphabet, Inc., Series A, 6.25% 10,331
202 Alphabet, Inc., Series B, 6.25% 10,160
20,491
Software (0.0%
†
):
186 Oracle Corp., Series D, 6.50%,
1/15/29 8,361
140 Strategy, Inc., Series A, 12.00%* 11,880
20,241
Total Preferred Stocks (Cost $60,211) 54,183
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
156 Cano Health LLC, 12/30/28* —
Total Warrant (Cost $5,000) —
Shares
Right (0.0%
†
):
Media (0.0%
†
):
13 SES Intelsat CVR, Expires on
12/31/26* 192
Total Right (Cost $–) 192
Principal Amount
Asset-Backed Securities (4.0%):
$ 193,178 AASET, Class A2, Series 2024-1A,
6.26%, 5/16/49
(a)
196,223
224,508 AASET, Class A, Series 2025-1A,
5.94%, 2/16/50
(a)
224,835
193,178 AASET, Class A1, Series 2024-1A,
6.26%, 5/16/49
(a)
193,627
38,887 AASET Trust, Class B, Series 2020-
1A, 4.34%, 1/16/40
(a)
38,594
27,472 AASET Trust, Class A, Series 2020-
1A, 3.35%, 1/16/40
(a)
27,170
Principal Amount Value
Asset-Backed Securities, continued
$ 50,000 Aligned Data Centers Issuer LLC,
Class A2I, Series 2026-1A, 5.91%,
6/15/56, Callable 6/15/29 @ 100
(a)
$ 50,035
220,434 ALTDE Trust, Class A, Series 2025-
1A, 5.90%, 8/15/50
(a)
218,911
55,669 Castlelake Aircraft Securitization
Trust, Class A, Series 2018-1, 4.13%,
6/15/43
(a)
55,365
186,315 Castlelake Aircraft Structured Trust,
Class B, Series 2019-1A, 5.10%,
4/15/39
(a)
183,252
49,750 DB Master Finance LLC, Class A2II,
Series 2025-1A, 5.17%, 8/20/55,
Callable 11/20/29 @ 100
(a)
48,813
64,675 DB Master Finance LLC, Class A2I,
Series 2025-1A, 4.89%, 8/20/55,
Callable 11/20/28 @ 100
(a)
63,907
50,000 DB Master Finance LLC, Class A2I,
Series 2026-1A, 5.20%, 5/20/56,
Callable 8/20/31 @ 100
(a)
49,968
50,000 DB Master Finance LLC, Class A2II,
Series 2026-1A, 5.43%, 5/20/56,
Callable 8/20/33 @ 100
(a)
49,920
189,638 Domino's Pizza Master Issuer LLC,
Class A2I, Series 2021-1A, 2.66%,
4/25/51, Callable 7/25/26 @ 100
(a)
180,277
128,860 Domino's Pizza Master Issuer LLC,
Class A2II, Series 2018-1A, 4.33%,
7/25/48, Callable 7/25/26 @ 100
(a)
127,806
250,000 FTAI MRE Cayman, Ltd., Class A,
Series 2026-1A, 5.63%, 6/15/51
(a)
249,787
250,000 Ggam Master Trust International,
Ltd., Class A, Series 2026-1A,
5.86%, 9/30/60
(a)
249,991
224,086 GGAM Master Trust International,
Ltd., Class A, Series 2025-1A,
5.92%, 9/30/60
(a)
222,401
234,223 Gilead Aviation LLC, Class A, Series
2025-1A, 5.79%, 3/15/50
(a)
232,277
100,000 GMF Floorplan Owner Revolving
Trust, Class A1, Series 2024-4A,
4.73%, 11/15/29
(a)
100,488
81,951 Horizon Aircraft Finance I, Ltd., Class
A, Series 2018-1, 4.46%, 12/15/38
(a)
82,182
53,373 Horizon Aircraft Finance II, Ltd.,
Class A, Series 2019-1, 3.72%,
7/15/39
(a)
53,082
49,625 Jersey Mike's Funding, Class A2,
Series 2025-1A, 5.61%, 8/16/55,
Callable 8/15/29 @ 100
(a)
49,683
74,063 Jersey Mike's Funding LLC, Class
A2, Series 2024-1A, 5.64%, 2/15/55,
Callable 2/15/29 @ 100
(a)
74,698
239,878 Navigator Aviation, Ltd., Class A,
Series 2025-1, 5.11%, 10/15/50
(a)
240,487

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Asset-Backed Securities, continued
$ 140,753 Planet Fitness Master Issuer LLC,
Class A2II, Series 2022-1A, 4.01%,
12/5/51, Callable 12/5/27 @ 100
(a)
$ 130,382
49,875 Planet Fitness Master Issuer LLC,
Class A2I, Series 2025-1A, 5.27%,
12/6/55, Callable 12/5/28 @ 100
(a)
49,284
137,445 Planet Fitness Master Issuer LLC,
Class A2, Series 2019-1A, 3.86%,
12/5/49, Callable 9/5/26 @ 100
(a)
131,860
176,133 Project Silver, Class A, Series 2019-
1, 3.97%, 7/15/44
(a)
175,446
115,245 Subway Funding LLC, Class A23,
Series 2024-3A, 5.91%, 7/30/54,
Callable 7/30/30 @ 100
(a)
111,259
84,710 Subway Funding LLC, Class A23,
Series 2024-1A, 6.51%, 7/30/54,
Callable 7/30/30 @ 100
(a)
84,614
162,525 Subway Funding LLC, Class A2I,
Series 2024-1A, 6.03%, 7/30/54,
Callable 7/30/27 @ 100
(a)
163,205
96,530 Subway Funding LLC, Class A2II,
Series 2024-1A, 6.27%, 7/30/54,
Callable 7/30/28 @ 100
(a)
97,079
57,130 Subway Funding LLC, Class A2II,
Series 2024-3A, 5.57%, 7/30/54,
Callable 7/30/28 @ 100
(a)
55,948
120,170 Subway Funding LLC, Class A2I,
Series 2024-3A, 5.25%, 7/30/54,
Callable 7/30/27 @ 100
(a)
117,500
115,000 Taco Bell Funding LLC, Class A2I,
Series 2025-1A, 4.82%, 8/25/55,
Callable 2/25/28 @ 100
(a)
113,457
4,201 Thunderbolt II Aircraft Lease, Ltd.,
Class A, Series 2018-A, 5.96%,
9/15/38
(a)(c)
4,201
94,345 Volofin Finance Designated Activity
Co., Class A, Series 2024-1A, 5.94%,
6/15/37
(a)
94,568
241,212 Willis Engine Structured Trust VIII,
Class A, Series 2025-A, 5.58%,
6/15/50
(a)
239,182
Total Asset-Backed Securities (Cost
$4,864,262) 4,831,764
Collateralized Mortgage Obligations (6.3%):
250,000 Aimco CLO 11, Ltd., Class
A1R2, Series 2020-11A, 5.02%
(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100
(a)
250,699
250,000 Aimco CLO 21, Ltd., Class
A1R, Series 2024-21A, 4.93%
(TSFR3M+125bps), 4/18/39, Callable
4/18/28 @ 100
(a)
250,248
273,000 Allegro CLO XIII, Ltd., Class
A1R, Series 2021-1A, 5.02%
(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100
(a)
273,498
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 150,000 Allegro CLO XV, Ltd., Class
A1R, Series 2022-1A, 4.86%
(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100
(a)
$ 149,857
250,000 Ares LIV CLO, Ltd., Class
AR2, Series 2019-54A, 4.98%
(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100
(a)
250,705
100,000 Ares LVIII CLO, Ltd., Class
A1R2, Series 2020-58A, 4.91%
(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100
(a)
100,180
250,000 Bain Capital Credit CLO, Ltd.,
Class  A1R, Series 2023-2A, 5.00%
(TSFR3M+132bps), 7/18/38, Callable
10/18/27 @ 100
(a)
250,340
98,340 Barings 2026-SBP Issuer LLC, Class
A, Series 2026-SBP, 4.82%, 2/26/59,
Callable 1/26/33 @ 100
(a)
97,023
250,000 Barings CLO, Ltd., Class AR, Series
2020-4A, 5.05% (TSFR3M+137bps),
10/20/37, Callable 10/20/26 @ 100
(a)
250,438
250,000 Benefit Street Partners CLO Xxiii ,
Ltd., Class A1RR, Series 2021-23A,
4.90% (TSFR3M+126bps), 4/25/39,
Callable 4/25/28 @ 100
(a)
250,379
250,000 Carlyle US CLO, Ltd., Class
A1R, Series 2021-10A, 4.99%
(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100
(a)
250,540
264,000 Cedar Funding X CLO, Ltd., Class
AR2, Series 2019-10A, 5.04%
(TSFR3M+136bps), 10/20/37,
Callable 10/20/26 @ 100
(a)
264,101
100,000 Cedar Funding XII CLO, Ltd., Class
ARR, Series 2020-12A, 4.87%
(TSFR3M+120bps), 1/25/38, Callable
1/25/27 @ 100
(a)
99,999
100,000 CIFC Funding, Ltd., Class A1, Series
2025-6A, 4.92% (TSFR3M+125bps),
10/23/38, Callable 10/23/27 @ 100
(a)
100,239
250,000 CIFC Funding, Ltd., Class
A1R2, Series 2019-5A, 4.94%
(TSFR3M+127bps), 10/15/38,
Callable 10/15/27 @ 100
(a)
250,350
378,000 Eaton Vance CLO 2020-2, Ltd.,
Class AR2, Series 2020-2A, 5.05%
(TSFR3M+138bps), 10/15/37,
Callable 7/15/26 @ 100
(a)
378,146
250,000 Flatiron CLO 21, Ltd., Class
A1R, Series 2021-1A, 5.04%
(TSFR3M+136bps), 10/19/37,
Callable 10/19/26 @ 100
(a)
250,500
250,000 Flatiron CLO 26, Ltd., Class A, Series
2024-4A, 5.00% (TSFR3M+133bps),
1/15/38, Callable 1/15/27 @ 100
(a)
250,428

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 150,000 Flatiron RR CLO 30, Ltd., Class
A1, Series 2025-30A, 4.83%
(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100
(a)
$ 149,995
250,000 Green Lakes Park CLO LLC, Class
ARR, Series 2025-1A, 4.85%
(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100
(a)
250,211
250,000 Lakeside Park CLO, Ltd., Class
A, Series 2025-1A, 4.82%
(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100
(a)
249,650
100,000 Magnetite Xlv , Ltd., Class
A1, Series 2025-45A, 4.82%
(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100
(a)
99,851
250,000 Magnetite XXVI, Ltd., Class
AR2, Series 2020-26A, 4.82%
(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100
(a)
249,753
400,000 Magnetite Xxx , Ltd., Class
AR, Series 2021-30A, 5.02%
(TSFR3M+135bps), 10/25/37,
Callable 10/25/26 @ 100
(a)
400,820
107,000 Morgan Stanley Eaton Vance CLO
2025-21, Ltd., Class A1, Series 2025-
21A, 4.84% (TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100
(a)
106,996
250,000 OCP CLO 2018-15, Ltd., Class
AR, Series 2018-15A, 4.93%
(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100
(a)
250,211
250,000 OCP CLO 2025-44, Ltd., Class
A, Series 2025-44A, 4.97%
(TSFR3M+130bps), 10/24/38,
Callable 10/24/27 @ 100
(a)
250,752
250,000 OHA Credit Funding 4, Ltd., Class
AR2, Series 2019-4A, 4.95%
(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100
(a)
250,204
250,000 OHA Credit Partners VII, Ltd.,
Class AR4, Series 2012-7A, 4.78%
(TSFR3M+114bps), 2/20/38, Callable
2/20/27 @ 100
(a)
249,658
250,000 Palmer Square CLO 2025-5, Ltd.,
Class A, Series 2025-5A, 4.89%
(TSFR3M+121bps), 10/20/38,
Callable 1/20/28 @ 100
(a)
250,233
211,644 Palmer Square Loan Funding, Ltd.,
Class A1, Series 2025-2A, 4.61%
(TSFR3M+94bps), 7/15/33, Callable
10/15/26 @ 100
(a)
211,538
184,997 Palmer Square Loan Funding, Ltd.,
Class A1, Series 2025-1A, 4.45%
(TSFR3M+80bps), 2/15/33, Callable
8/15/26 @ 100
(a)
184,583
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Sixth Street CLO XX, Ltd., Class
A1R, Series 2021-20A, 5.00%
(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100
(a)
$ 250,500
250,000 Voya CLO 2020-2, Ltd., Class
A1RR, Series 2020-2A, 4.99%
(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100
(a)
250,872
Total Collateralized Mortgage Obligations (Cost
$7,617,454) 7,623,497
Collateralized Mortgage-Backed Securities
(5.2%):
100,000 BAMLL Commercial Mortgage
Securities Trust, Class BNM, Series
2019-BPR, 3.47%, 11/5/32
(a)
95,765
192,237 BAMLL Commercial Mortgage
Securities Trust, Class ANM, Series
2019-BPR, 3.11%, 11/5/32
(a)
184,846
76,102 BLP Commercial Mortgage Trust,
Class A, Series 2024-IND2, 4.97%
(TSFR1M+134bps), 3/15/41
(a)
76,164
100,000 BMP Commercial  Mortgage Trust,
Class A, Series 2024-MF23, 5.00%
(TSFR1M+137bps), 6/15/41
(a)
100,060
100,000 BMP Commercial  Mortgage Trust,
Class B, Series 2024-MF23, 5.27%
(TSFR1M+164bps), 6/15/41
(a)
100,087
188,392 BX Commercial Mortgage Trust,
Class A, Series 2019-IMC, 4.67%
(TSFR1M+105bps), 4/15/34
(a)
188,100
24,280 BX Commercial Mortgage Trust,
Class A, Series 2024-GPA3, 4.92%
(TSFR1M+129bps), 12/15/39
(a)
24,329
98,863 BX Commercial Mortgage Trust,
Class A, Series 2024-MDHS, 5.27%
(TSFR1M+164bps), 5/15/41
(a)
98,999
70,000 BX Commercial Mortgage Trust,
Class C, Series 2024-XL5, 5.57%
(TSFR1M+194bps), 3/15/41
(a)
70,125
104,035 BX Commercial Mortgage Trust,
Class A, Series 2024-XL4, 5.07%
(TSFR1M+144bps), 2/15/39
(a)
104,221
110,311 BX Commercial Mortgage Trust,
Class A, Series 2026-XL6, 4.83%
(TSFR1M+120bps), 3/15/43
(a)
110,309
70,000 BX Commercial Mortgage Trust,
Class B, Series 2024-XL5, 5.32%
(TSFR1M+169bps), 3/15/41
(a)
70,109
117,883 BX Commercial Mortgage Trust,
Class A, Series 2026-LP3, 5.01%
(TSFR1M+138bps), 4/15/43
(a)
118,236
266,000 BX Commercial Mortgage Trust,
Class B, Series 2019-IMC, 4.97%
(TSFR1M+135bps), 4/15/34
(a)
265,380

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 100,000 BX Commercial Mortgage Trust,
Class A, Series 2026-ALOHA, 4.98%
(TSFR1M+135bps), 4/15/43
(a)
$ 100,000
90,419 BX Commercial Mortgage Trust,
Class B, Series 2026-XL6, 5.08%
(TSFR1M+145bps), 3/15/43
(a)
90,609
176,000 BX Commercial Mortgage Trust,
Class C, Series 2019-IMC, 5.27%
(TSFR1M+165bps), 4/15/34
(a)
175,521
74,845 BX Commercial Mortgage Trust,
Class B, Series 2024-XL4, 5.42%
(TSFR1M+179bps), 2/15/39
(a)
74,978
165,715 BX Commercial Mortgage Trust,
Class A, Series 2024-XL5, 5.02%
(TSFR1M+139bps), 3/15/41
(a)
165,933
176,795 BX Commercial Mortgage Trust,
Class A, Series 2025-SPOT, 5.07%
(TSFR1M+144bps), 4/15/40
(a)
176,877
185,000 BX Commercial Mortgage Trust,
Class D, Series 2019-IMC, 5.57%
(TSFR1M+195bps), 4/15/34
(a)
184,425
100,000 BX Mortgage Trust, Class
C, Series 2021-PAC, 4.84%
(TSFR1M+121bps), 10/15/36
(a)
99,859
302,000 BX Mortgage Trust, Class
E, Series 2021-PAC, 5.69%
(TSFR1M+206bps), 10/15/36
(a)
301,370
100,000 BX Mortgage Trust, Class
D, Series 2021-PAC, 5.04%
(TSFR1M+141bps), 10/15/36
(a)
99,789
51,090 BX Trust, Class C, Series 2025-
ROIC, 5.17% (TSFR1M+154bps),
3/15/30
(a)
50,956
99,000 BX Trust, Class A, Series 2025-
DIME, 4.78% (TSFR1M+115bps),
2/15/35
(a)
98,635
27,300 BX Trust, Class D, Series 2022-IND,
6.46% (TSFR1M+284bps), 4/15/37
(a)
27,342
32,200 BX Trust, Class C, Series 2022-IND,
5.92% (TSFR1M+229bps), 4/15/37
(a)
32,230
36,630 BX Trust, Class B, Series 2025-
ROIC, 5.02% (TSFR1M+139bps),
3/15/30
(a)
36,535
70,000 BX Trust, Class B, Series 2024-
CNYN, 5.32% (TSFR1M+169bps),
4/15/41
(a)
70,094
246,772 BX Trust, Class A, Series 2025-
ROIC, 4.77% (TSFR1M+114bps),
3/15/30
(a)
246,382
100,000 BX Trust, Class A, Series 2026-
ORBT, 5.03% (TSFR1M+140bps),
7/15/43
(a)
100,000
138,437 BX Trust, Class A, Series 2024-
CNYN, 5.07% (TSFR1M+144bps),
4/15/41
(a)
138,625
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 70,000 BX Trust, Class C, Series 2024-
CNYN, 5.57% (TSFR1M+194bps),
4/15/41
(a)
$ 70,093
98,651 BX Trust, Class A, Series 2026-CIP,
4.83% (TSFR1M+120bps), 5/15/38,
Callable 5/15/28 @ 100
(a)
98,823
100,000 BX Trust, Class A, Series 2025-TAIL,
5.03% (TSFR1M+140bps), 6/15/35
(a)
100,180
100,000 CENT, Class A, Series 2025-CITY,
5.09%, 7/10/40
(a)(c)
99,864
137,000 CSMC Trust, Class D, Series 2017-
PFHP, 5.92% (TSFR1M+230bps),
12/15/30
(a)
126,745
100,000 DTP Commercial Mortgage Trust,
Class A, Series 2023-STE2, 6.04%,
1/15/41
(a)(c)
100,281
100,000 ELP Commercial Mortgage Trust,
Class A, Series 2025-ELP, 4.76%,
11/13/42
(a)(c)
98,699
9,369 Extended Stay America Trust,
Class C, Series 2026-ESH2, 5.23%
(TSFR1M+160bps), 2/15/43
(a)
9,424
13,117 Extended Stay America Trust,
Class B, Series 2026-ESH2, 5.03%
(TSFR1M+140bps), 2/15/43
(a)
13,155
128,358 Extended Stay America Trust,
Class A, Series 2026-ESH2, 4.83%
(TSFR1M+120bps), 2/15/43
(a)
128,517
14,447 Extended Stay America Trust,
Class C, Series 2025-ESH, 5.48%
(TSFR1M+185bps), 10/15/42
(a)
14,519
28,894 Extended Stay America Trust,
Class B, Series 2025-ESH, 5.23%
(TSFR1M+160bps), 10/15/42
(a)
28,984
154,101 Extended Stay America Trust,
Class A, Series 2025-ESH, 4.93%
(TSFR1M+130bps), 10/15/42
(a)
154,461
100,000 INT Commercial Mortgage Trust,
Class A, Series 2025-PLAZA, 5.04%,
11/5/37
(a)(c)
99,668
63,000 J.P. Morgan Chase Commercial
Mortgage Securities Trust, Class
CFX, Series 2018-WPT, 4.95%,
7/5/33
(a)
42,444
97,000 J.P. Morgan Chase Commercial
Mortgage Securities Trust, Class
DFX, Series 2018-WPT, 5.35%,
7/5/33
(a)
55,642
10,680 Life Mortgage Trust, Class
C, Series 2021-BMR, 4.84%
(TSFR1M+121bps), 3/15/38
(a)
10,479
194,000 Life Mortgage Trust, Class C,
Series 2022-BMR2, 5.72%
(TSFR1M+209bps), 5/15/39, Callable
5/15/27 @ 100
(a)
163,977

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage-Backed Securities,
continued
$ 173,000 Life Mortgage Trust, Class D,
Series 2022-BMR2, 6.17%
(TSFR1M+254bps), 5/15/39, Callable
5/15/27 @ 100
(a)
$ 138,436
70,000 Life Mortgage Trust, Class
D, Series 2021-BMR, 5.14%
(TSFR1M+151bps), 3/15/38
(a)
65,446
70,000 Life Mortgage Trust, Class
E, Series 2021-BMR, 5.49%
(TSFR1M+186bps), 3/15/38
(a)
64,292
130,000 PLYM Commercial Mortgage Trust,
Class A, Series 2026-IND, 4.88%
(TSFR1M+125bps), 3/15/43
(a)
130,055
100,000 PLYM Commercial Mortgage Trust,
Class B, Series 2026-IND, 5.08%
(TSFR1M+145bps), 3/15/43
(a)
100,035
100,000 PLYM Commercial Mortgage Trust,
Class C, Series 2026-IND, 5.28%
(TSFR1M+165bps), 3/15/43
(a)
99,997
100,000 SHOPS Commercial  Mortgage Trust,
Class A, Series 2026-CSTL, 4.97%,
5/5/39
(a)(c)
99,317
106,000 TCO Commercial Mortgage Trust,
Class A, Series 2024-DPM, 4.87%
(TSFR1M+124bps), 12/15/39
(a)
106,043
100,000 TCO Commercial Mortgage Trust,
Class C, Series 2024-DPM, 5.62%
(TSFR1M+199bps), 12/15/39
(a)
100,132
100,000 TCO Commercial Mortgage Trust,
Class B, Series 2024-DPM, 5.22%
(TSFR1M+159bps), 12/15/39
(a)
100,007
20,000 VLS Commercial Mortgage Trust,
Class B, Series 2020-LAB, 2.45%,
10/10/42
(a)
16,458
Total Collateralized Mortgage-Backed
Securities (Cost $6,477,695) 6,313,063
Convertible Bonds (0.3%):
Electric Utilities (0.0%
†
):
40,000 PG&E Corp, 4.25%, 12/1/27 40,662
Electrical Equipment (0.0%
†
):
38,000 Eos Energy Enterprises, Inc., 1.75%,
12/1/31
(a)
28,622
Oil, Gas & Consumable Fuels (0.1%):
24,000 Golar LNG, Ltd., 2.75%, 12/15/30
(a)
27,398
52,000 Kosmos Energy, Ltd., 3.13%, 3/15/30 37,796
65,194
Real Estate Management & Development (0.1%):
59,000 Redfin Corp., 0.50%, 4/1/27 57,219
Semiconductors & Semiconductor Equipment
(0.0%
†
):
6,000 MKS, Inc., 1.25%, 6/1/30 17,592
Principal Amount Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment,
continued
$ 7,000 ON Semiconductor Corp., 0.00%,
5/1/27 $ 12,751
30,343
Software (0.1%):
32,000 Riot Platforms, Inc., 0.75%, 1/15/30 64,124
42,000 Strategy, Inc., 0.00%, 12/1/29 35,896
17,000 Terawulf , Inc., 0.00%, 5/1/32
(a)
24,972
124,992
Total Convertible Bonds (Cost $290,989) 347,032
Bank Loans (1.1%):
Automobile Components (0.0%
†
):
9,975 Blue Compass Term B 1Ln, 8.15%
(Term SOFR+450bps), 2/26/33
(a)
9,621
Building Products (0.1%):
57,775 Cornerstone Building Brands Term
B, 6.90% (Term SOFR+325bps),
4/12/28
(a)
35,069
4,962 Cornerstone Building Products Term
1Ln, 9.28% (Term SOFR+562.5bps),
8/1/28
(a)
2,828
14,987 Cornerstone Building Products Term
C 1Ln, 8.15% (Term SOFR+450bps),
5/15/31
(a)
7,614
45,511
Chemicals (0.2%):
5,000 Angus Chemical Term 1Ln, 8.40%
(Term SOFR+475bps), 11/24/27
(a)
4,575
20,000 Angus Chemical Term 2Ln, 11.40%
(Term SOFR+775bps), 11/24/28
(a)
15,000
48,961 Angus Chemical Term B 1Ln, 7.65%
(Term SOFR+400bps), 11/24/27
(a)
44,799
46,011 Hexion Term 1Ln, 7.65% (Term
SOFR+400bps), 3/15/29
(a)
44,410
16,500 Hexion Term 2Ln, 11.09% (Term
SOFR+743.75bps), 3/15/30
(a)
15,283
51,537 Lonza Specialty Ingredients Term B
1Ln, 7.58% (Term SOFR+392.5bps),
7/3/28
(a)
48,713
22,894 Tronox Term B 1Ln, 6.15% (Term
SOFR+250bps), 9/30/31
(a)
18,577
191,357
Commercial Services & Supplies (0.1%):
49,495 Brandsafway Term B 1Ln, 8.15%
(Term SOFR+450bps), 8/1/30
(a)
38,596
19,000 Crash Champions Term B 1Ln,
8.40% (Term SOFR+475bps),
2/23/29
(a)
17,690
26,836 Staples Term B 1Ln, 9.40% (Term
SOFR+575bps), 9/4/29
(a)
24,893
15,000 TKC Holdings Term 1Ln, 8.15%
(Term SOFR+450bps), 8/19/30
(a)
14,925

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Commercial Services & Supplies, continued
$ 13,000 Vericast Term 1Ln, 11.40% (Term
SOFR+775bps), 6/15/30
(a)
$ 12,887
108,991
Construction & Engineering (0.0%
†
):
35,916 Artera Services Term 1Ln, 8.15%
(Term SOFR+450bps), 2/15/31
(a)
31,669
Consumer Staples Distribution & Retail (0.0%
†
):
14,925 C&S Wholesale Grocers Term B
1Ln, 8.65% (Term SOFR+500bps),
9/20/30
(a)
14,309
Containers & Packaging (0.0%
†
):
25,000 Novolex Term 1Ln, 6.83% (Term
SOFR+317.5bps), 4/13/29
(a)
24,528
Diversified Telecommunication Services (0.0%
†
):
1,985 Altice Financing Term B 1Ln, 8.65%
(Term SOFR+500bps), 10/31/27
(a)
1,484
4,000 Brightspeed Term B 1Ln, 8.65%
(Term SOFR+500bps), 10/3/31
(a)
2,909
35,000 Brightspeed Term B-DD 1Ln, 7.90%
(Term SOFR+425bps), 4/3/31
(a)
32,822
37,215
Electrical Equipment (0.0%
†
):
33,949 Esdec Solar Term B 1Ln, 8.65%
(Term SOFR+500bps), 8/30/28
(a)
17,201
Financial Services (0.0%
†
):
8,000 Team Services Term B 1Ln, 8.90%
(Term SOFR+525bps), 3/31/33
(a)
7,808
10,000 VCI Asset Holdings 3 LLC Term Tl,
10.53% (Term SOFR+687.5bps),
4/15/31
(a)
10,133
17,941
Health Care Providers & Services (0.0%
†
):
32,998 Cano Health Term Initial Exchange
Term Loans 1Ln, 13.65% (Term
SOFR+1000bps), 6/28/29
(a)
4,781
10,000 Gentiva Term B 1Ln, 8.40% (Term
SOFR+475bps), 6/11/31
(a)
9,982
14,763
Hotels, Restaurants & Leisure (0.1%):
35,318 M2S Group Term B 1Ln, 8.40%
(Term SOFR+475bps), 8/25/31
(a)
34,987
28,706 Sizzling Platter Term 1Ln, 8.65%
(Term SOFR+500bps), 7/2/32
(a)
26,711
1,063 Sizzling Platter Term DD 1Ln, 6.15%
(Term SOFR+250bps), 7/2/32+
(a)
989
164 Sizzling Platter Term DD 1Ln, 6.15%
(Term SOFR+250bps), 7/2/32
(a)
153
27,796 The Travel Corp Term B 1Ln, 8.40%
(Term SOFR+475bps), 10/31/31
(a)
25,920
72,003 United Planet Fitness Term 1Ln,
7.65% (Term SOFR+400bps),
12/30/26
(a)
50,402
139,162
Principal Amount Value
Bank Loans, continued
Household Durables (0.0%
†
):
$ 32,990 Weber Blackstone Term B 1Ln,
7.40% (Term SOFR+375bps),
10/1/32
(a)
$ 32,548
Insurance (0.0%
†
):
36,000 Asurion Term B14 1Ln, 7.40% (Term
SOFR+375bps), 2/23/33
(a)
33,975
Interactive Media & Services (0.1%):
24,612 Constant Contact Term B 1Ln, 7.65%
(Term SOFR+400bps), 2/10/28
(a)
23,838
2,000 Constant Contact, Inc. Term B 2Ln,
11.15% (Term SOFR+750bps),
2/12/29
(a)
1,810
13,985 Internet Brands Term B 1Ln, 7.90%
(Term SOFR+425bps), 5/3/28
(a)
13,577
29,000 Yahoo Term B 1Ln, 10.15% (Term
SOFR+650bps), 5/15/31
(a)
28,828
68,053
Leisure Products (0.1%):
35,654 Club Car Term 1Ln, 7.65% (Term
SOFR+400bps), 6/1/28
(a)
34,146
33,974 Traeger Grills Term B 1Ln, 6.90%
(Term SOFR+325bps), 6/29/28
(a)
31,955
66,101
Media (0.1%):
16,298 COX Media Group Term B2 1Ln,
7.15% (Term SOFR+350bps),
6/18/29
(a)
14,686
28,000 Nielsen Holdings Term B 1Ln, 8.65%
(Term SOFR+500bps), 2/3/33
(a)
27,743
42,429
Metals & Mining (0.0%
†
):
24,322 American Rock Salt Term 1Ln, 7.65%
(Term SOFR+400bps), 6/9/28
(a)
22,157
Oil, Gas & Consumable Fuels (0.1%):
21,000 Consolidated Energy Term 1Ln,
8.40% (Term SOFR+475bps),
11/15/30
(a)
20,335
30,770 Consolidated Energy Term B 1Ln,
8.15% (Term SOFR+450bps),
11/15/30
(a)
30,008
138,490 New Fortress Energy Term B 1Ln,
9.15% (Term SOFR+550bps),
10/30/28
(a)
81,594
131,937
Paper & Forest Products (0.0%
†
):
20,000 Ahlstrom Term B 1Ln, 7.90% (Term
SOFR+425bps), 5/23/30
(a)
19,883
20,000 Mativ Holdings Term B 1Ln, 8.15%
(Term SOFR+450bps), 4/4/33
(a)
20,000
39,883
Passenger Airlines (0.0%
†
):
32,000 American Airlines Term B 1Ln, 6.90%
(Term SOFR+325bps), 5/29/33
(a)
31,573

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Pharmaceuticals (0.1%):
$ 105,355 Bausch Health Term B 1Ln, 9.90%
(Term SOFR+625bps), 10/8/30
(a)
$ 102,046
Software (0.1%):
65,000 Proofpoint Term B 1Ln, 6.65% (Term
SOFR+300bps), 8/31/28
(a)
62,644
Specialty Retail (0.0%
†
):
12,984 Camping World Term B 1Ln, 6.15%
(Term SOFR+250bps), 6/3/28
(a)
12,340
11,000 Michaels Term 1Ln, 8.65% (Term
SOFR+500bps), 3/15/33
(a)
10,934
23,274
Technology Hardware, Storage & Peripherals
(0.0%
†
):
5,000 Bending Spoons US Term B 1Ln,
8.90% (Term SOFR+525bps),
3/7/31
(a)
4,905
Trading Companies & Distributors (0.0%
†
):
33 US LBM Term B 1Ln, 8.65% (Term
SOFR+500bps), 6/6/31
(a)
29
Total Bank Loans (Cost $1,403,646) 1,313,822
Corporate Bonds (25.5%):
Aerospace & Defense (0.5%):
10,000 Boeing Co. (The), 6.30%, 5/1/29,
Callable 4/1/29 @ 100 10,404
214,000 Boeing Co. (The), 5.15%, 5/1/30,
Callable 2/1/30 @ 100 216,395
28,000 Boeing Co. (The), 6.39%, 5/1/31,
Callable 3/1/31 @ 100 29,724
29,000 Boeing Co. (The), 6.53%, 5/1/34,
Callable 2/1/34 @ 100 31,526
100,000 Boeing Co. (The), 5.71%, 5/1/40,
Callable 11/1/39 @ 100 101,588
44,000 Boeing Co. (The), 6.86%, 5/1/54,
Callable 11/1/53 @ 100 49,115
10,000 Carpenter Technology Corp., 5.63%,
3/1/34, Callable 3/1/29 @ 102.81
(a)
9,988
36,000 TransDigm , Inc., 6.38%, 3/1/29,
Callable 7/12/26 @ 103.19
(a)
36,495
21,000 TransDigm , Inc., 6.00%, 1/15/33,
Callable 9/15/27 @ 103
(a)
21,210
21,000 TransDigm , Inc., 6.38%, 5/31/33,
Callable 5/31/28 @ 103.19
(a)
21,184
5,000 TransDigm , Inc., 6.25%, 1/31/34,
Callable 8/31/28 @ 103.13
(a)
5,094
18,000 TransDigm , Inc., 6.75%, 1/31/34,
Callable 8/31/28 @ 103.38
(a)
18,472
21,000 TransDigm , Inc., 6.13%, 7/31/34,
Callable 2/15/29 @ 103.06
(a)
20,948
572,143
Air Freight & Logistics (0.0%
†
):
15,000 Azul Secured Finance LLP, 9.88%,
2/15/31, Callable 2/15/28 @ 104.94
(a)
14,400
Principal Amount Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$ 8,000 Beacon Mobility Corp., 7.25%,
8/1/30, Callable 8/1/27 @ 103.63
(a)
$ 8,300
15,000 Rand Parent LLC, 8.50%, 2/15/30,
Callable 7/12/26 @ 104.25
(a)
15,525
38,225
Automobile Components (0.1%):
10,000 American Axle & Manufacturing, Inc.,
6.38%, 10/15/32, Callable 10/15/28
@ 103.19
(a)
9,963
11,000 American Axle & Manufacturing, Inc.,
7.75%, 10/15/33, Callable 10/15/28
@ 103.88
(a)
10,862
26,000 Champions Financing, Inc., 8.75%,
2/15/29, Callable 8/1/26 @ 104.38
(a)
25,350
5,000 Clarios Global LP/ Clarios US Finance
Co., 6.75%, 2/15/30, Callable 2/15/27
@ 103.38
(a)
5,150
15,000 Clarios Global LP/ Clarios US Finance
Co., 6.75%, 9/15/32, Callable 9/15/28
@ 103.38
(a)
15,300
17,000 Cooper Standard Automotive, Inc.,
9.25%, 3/1/31, Callable 3/1/28 @
104.63
(a)
17,128
5,000 ZF North America Capital, Inc.,
7.50%, 3/24/31, Callable 1/24/31 @
100
(a)
5,031
10,000 ZF North America Capital, Inc.,
6.88%, 4/23/32, Callable 2/23/32 @
100
(a)
9,825
98,609
Automobiles (0.0%
†
):
32,000 Rivian Holdings LLC/Rivian LLC/
Rivian Automotive LLC, 10.00%,
1/15/31, Callable 1/15/28 @ 105
(a)
31,840
Banks (4.5%):
269,000 Bank of America Corp., 4.62%
(SOFR), 5/9/29, Callable 5/9/28 @
100 268,486
790,000 Bank of America Corp., 5.02%
(SOFR), 7/22/33, Callable 7/22/32
@ 100 791,221
770,000 Citigroup, Inc., 4.30%, 11/20/26 769,054
150,000 Citigroup, Inc., 4.91% (SOFR),
5/24/33, Callable 5/24/32 @ 100 149,103
17,000 Citigroup, Inc., 6.63% (H15T5Y),
Callable 2/15/31 @ 100 17,297
5,000 Citigroup, Inc., Series JJ, 6.50%
(H15T5Y), 12/31/99, Callable 5/15/31
@ 100 5,031
100,000 Citizens Financial Group, Inc.,
2.64%, 9/30/32, Callable 7/2/32 @
100 85,504
105,000 First-Citizens Bank & Trust Co.,
6.13%, 3/9/28 106,813

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 91,000 JPMorgan Chase & Co., 5.10%
(SOFR), 4/22/31, Callable 4/22/30
@ 100 $ 91,902
1,250,000 JPMorgan Chase & Co., 4.59%
(SOFR), 4/26/33, Callable 4/26/32
@ 100 1,231,584
108,000 JPMorgan Chase & Co., 5.57%
(SOFR), 4/22/36, Callable 4/22/35
@ 100 110,916
31,000 JPMorgan Chase & Co., Series PP,
6.10% (H15T5Y), 12/31/99, Callable
7/1/31 @ 100 31,310
250,000 Morgan Stanley Bank NA, Series
BKNT, 4.79% (SOFRINDX), 5/10/30,
Callable 5/10/29 @ 100 250,212
160,000 Pacific LifeCorp , 5.13%, 1/30/43
(a)
146,910
15,000 Truist Financial Corp., Series S,
6.25% (H15T5Y), 12/31/99, Callable
6/15/31 @ 100 14,981
449,000 Wells Fargo & Co., 3.53% (SOFR),
3/24/28, Callable 3/24/27 @ 100 445,549
123,000 Wells Fargo & Co., 5.15% (SOFR),
4/23/31, Callable 4/23/30 @ 100 124,063
662,000 Wells Fargo & Co., 4.90% (SOFR),
7/25/33, Callable 7/25/32 @ 100 656,376
108,000 Wells Fargo & Co., 5.61% (SOFR),
4/23/36, Callable 4/23/35 @ 100 110,315
21,000 Wells Fargo & Co., Series GG,
6.13% (H15T5Y), 12/31/99, Callable
6/15/31 @ 100 21,262
15,000 Western Alliance Bancorp, 5.92%
(TSFR3M), 6/15/31, Callable 9/15/26
@ 100 14,468
5,442,357
Biotechnology (0.0%
†
):
45,000 Emergent BioSolutions, Inc., 3.88%,
8/15/28, Callable 7/17/26 @ 100
(a)
41,625
Building Products (0.1%):
10,000 Builders FirstSource , Inc., 4.25%,
2/1/32, Callable 8/1/26 @ 102.13
(a)
9,313
34,000 Builders FirstSource , Inc., 6.75%,
5/15/35, Callable 5/15/30 @ 103.38
(a)
34,638
5,000 Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28, Callable 8/1/26 @
100
(a)
3,100
14,000 Carrier Global Corp., 5.90%, 3/15/34,
Callable 12/15/33 @ 100 14,710
8,000 Carrier Global Corp., 6.20%, 3/15/54,
Callable 9/15/53 @ 100 8,545
5,000 Cornerstone Building Brands, Inc.,
9.50%, 8/15/29, Callable 8/15/26 @
104.75
(a)
3,056
6,000 Resideo Funding, Inc., 6.50%,
7/15/32, Callable 7/15/27 @ 103.25
(a)
6,030
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 21,000 Standard Building Solutions, Inc.,
6.25%, 8/1/33, Callable 8/1/28 @
103.13
(a)
$ 20,816
13,000 Standard Building Solutions, Inc.,
5.88%, 3/15/34, Callable 3/15/29 @
102.94
(a)
12,513
112,721
Capital Markets (2.4%):
19,000 BCPE Flavor Debt Merger Sub LLC
and BCPE Flavor Issuer, Inc., 9.50%,
7/1/32, Callable 7/1/28 @ 104.75
(a)
17,955
150,000 Blackstone Private Credit Fund,
7.30%, 11/27/28, Callable 10/27/28
@ 100 154,611
25,000 FS KKR Capital Corp., 7.50%,
8/1/31, Callable 5/1/31 @ 100 25,089
530,000 Goldman Sachs Group, Inc. (The),
3.80%, 3/15/30, Callable 12/15/29
@ 100 512,144
270,000 Goldman Sachs Group, Inc. (The),
3.10% (SOFR), 2/24/33, Callable
2/24/32 @ 100 243,987
90,000 Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37 98,074
242,000 HPS Corporate Lending Fund,
5.45%, 1/14/28, Callable 12/14/27
@ 100 240,987
78,000 Hut 8 Dc LLC, 6.19%, 11/15/42,
Callable 5/15/42 @ 100
(a)
78,917
22,000 Jefferies Finance LLC / JFIN
Co-Issuer Corp., 5.00%, 8/15/28,
Callable 8/1/26 @ 101.25
(a)
21,190
21,000 Jefferies Finance LLC / JFIN Co-
Issuer Corp., 6.63%, 10/15/31,
Callable 10/15/27 @ 103.31
(a)
20,592
82,000 Morgan Stanley, 5.19% (SOFR),
4/17/31, Callable 4/17/30 @ 100 82,675
31,000 Morgan Stanley, 4.81% (SOFRINDX),
4/16/32, Callable 4/16/31 @ 100 30,779
965,000 Morgan Stanley, 6.34% (SOFR),
10/18/33, Callable 10/18/32 @ 100 1,028,456
65,000 Morgan Stanley, 5.66% (SOFR),
4/17/36, Callable 4/17/35 @ 100 66,601
92,000 MSCI, Inc., 5.25%, 9/1/35, Callable
6/1/35 @ 100 90,094
23,000 MSCI, Inc., 5.15%, 3/15/36, Callable
12/15/35 @ 100 22,258
62,000 Olympus Water US Holding Corp.,
7.25%, 2/15/33, Callable 10/1/28 @
103.63
(a)
61,303
25,000 OT Midco, Inc., 10.00%, 2/15/30,
Callable 2/15/27 @ 105
(a)
10,000
100,000 Pine Street Trust II, 5.57%, 2/15/49,
Callable 8/15/48 @ 100
(a)
93,337

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 52,000 Sixth Street Specialty Lending, Inc.,
6.13%, 3/1/29, Callable 2/1/29 @ 100 $ 52,469
2,951,518
Chemicals (0.4%):
75,510 Advancion Sciences, Inc., 9.25%,
11/1/26, Callable 8/1/26 @ 100
(a)
60,219
45,000 Celanese US Holdings LLC, 7.35%,
11/15/28, Callable 10/15/28 @ 100 46,912
72,000 Celanese US Holdings LLC, 7.55%,
11/15/30, Callable 9/15/30 @ 100 76,320
26,000 Celanese US Holdings LLC, 6.75%,
4/15/33, Callable 4/15/28 @ 103.38^ 26,459
51,000 Celanese US Holdings LLC, 7.70%,
11/15/33, Callable 8/15/33 @ 100 54,506
41,000 Celanese US Holdings LLC, 7.38%,
2/15/34, Callable 2/15/29 @ 103.69 42,281
32,000 Chemours Co. (The), 5.75%,
11/15/28, Callable 7/12/26 @
100.96
(a)
31,800
5,000 Chemours Co. (The), 4.63%,
11/15/29, Callable 8/1/26 @ 101.16
(a)
4,750
18,000 Chemours Co. (The), 8.00%, 1/15/33,
Callable 1/15/28 @ 104
(a)
18,203
13,000 Chemours Co. (The), 7.88%, 3/15/34,
Callable 3/15/29 @ 103.94
(a)
13,049
12,296 GPD Cos., Inc., 12.50%, 12/31/29,
Callable 8/1/26 @ 106.25
(a)
8,377
24,000 Mativ Holdings, Inc., 8.00%, 10/1/29,
Callable 10/1/26 @ 104
(a)
23,760
13,000 Methanex US Operations, Inc.,
6.25%, 3/15/32, Callable 9/15/31 @
100
(a)
13,163
13,000 Olin Corp., 5.63%, 8/1/29, Callable
8/1/26 @ 100.94 12,886
44,000 Olin Corp., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31
(a)
43,450
14,000 Perimeter Holdings LLC, 6.25%,
1/15/34, Callable 1/15/29 @ 103.13
(a)
13,930
31,000 Tronox, Inc., 4.63%, 3/15/29,
Callable 8/1/26 @ 100
(a)
21,700
511,765
Commercial Services & Supplies (0.1%):
11,000 ADT Security Corp. (The), 5.88%,
10/15/33, Callable 10/15/32 @ 100
(a)
10,794
10,000 CoreCivic , Inc., 8.25%, 4/15/29,
Callable 8/1/26 @ 104.13 10,400
21,000 EMRLD Borrower LP / Emerald
Co-Issuer, Inc., 6.63%, 12/15/30,
Callable 8/1/26 @ 103.31
(a)
21,420
13,000 GEO Group, Inc. (The), 8.63%,
4/15/29, Callable 7/12/26 @ 104.31 13,536
13,000 GEO Group, Inc. (The), 10.25%,
4/15/31, Callable 4/15/27 @ 105.13 14,024
25,000 GFL Environmental Holdings U.S.,
Inc., 5.63%, 7/1/31, Callable 7/1/28
@ 102.81
(a)
25,000
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 5,000 GFL Environmental Holdings U.S.,
Inc., 5.50%, 2/1/34, Callable 2/1/29
@ 102.75
(a)
$ 4,881
6,000 JH North America Holdings, Inc.,
6.13%, 7/31/32, Callable 7/31/28 @
103.06
(a)
6,030
10,000 Reworld Holding Corp., 4.88%,
12/1/29, Callable 8/1/26 @ 101.22
(a)
9,525
10,000 Williams Scotsman, Inc., 6.63%,
4/15/30, Callable 4/15/27 @ 103.31
(a)
10,287
125,897
Construction & Engineering (0.1%):
21,000 AECOM, 6.00%, 8/1/33, Callable
8/1/28 @ 103
(a)
21,026
2,992 Artera Services LLC, 8.15%, 2/10/31,
Callable 8/3/26 @ 100
(a)
2,638
68,000 Artera Services LLC, 8.50%, 2/15/31,
Callable 2/15/27 @ 104.25^
(a)
61,200
22,000 Brand Industrial Services, Inc.,
10.38%, 8/1/30, Callable 8/1/26 @
105.19
(a)
17,930
23,000 Composecure Holdings LLC, 5.63%,
2/1/33, Callable 2/1/29 @ 102.81
(a)
22,368
15,000 Global Infrastructure Solutions, Inc.,
6.38%, 7/15/34, Callable 7/15/29 @
103.19
(a)
15,075
10,000 Granite Construction, Inc., 6.38%,
6/15/34, Callable 6/15/29 @ 103.19
(a)
10,188
150,425
Construction Materials (0.0%
†
):
10,000 Ameritex Holdco Intermediate LLC,
7.63%, 8/15/33, Callable 8/15/28 @
103.81
(a)
10,450
15,000 Quikrete Holdings, Inc., 6.38%,
3/1/32, Callable 3/1/28 @ 103.19
(a)
15,281
25,731
Consumer Finance (1.2%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27,
Callable 10/15/27 @ 100 380,937
49,000 Ally Financial, Inc., 6.65% (H15T5Y),
1/17/40, Callable 10/19/34 @ 100 48,175
21,000 Ally Financial, Inc., Series C, 4.70%
(H15T7Y), Callable 5/15/28 @ 100 20,464
18,000 Ally Financial, Inc., Series D, 7.10%
(H15T5Y), 12/31/99, Callable 8/15/31
@ 100 18,438
355,000 Capital One Financial Corp., 4.10%,
2/9/27, Callable 11/9/26 @ 100 354,468
275,000 Capital One Financial Corp., 5.25%
(SOFR), 7/26/30, Callable 7/26/29
@ 100 277,218
16,000 Navient Corp., 5.00%, 3/15/27,
Callable 9/15/26 @ 100 15,880
8,000 Navient Corp., 4.88%, 3/15/28,
Callable 6/15/27 @ 100 7,850

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 7,000 Navient Corp., 5.50%, 3/15/29,
Callable 6/15/28 @ 100 $ 6,703
5,000 Navient Corp., 9.38%, 10/15/31,
Callable 7/15/31 @ 100 4,981
5,000 Navient Corp., 7.88%, 6/15/32,
Callable 9/15/31 @ 100 4,687
24,000 OneMain Finance Corp., 4.00%,
9/15/30, Callable 8/1/26 @ 102 22,140
10,000 OneMain Finance Corp., 7.13%,
9/15/32, Callable 6/15/28 @ 103.56 10,150
10,000 OneMain Finance Corp., 6.50%,
3/15/33, Callable 9/15/28 @ 103.25 9,812
29,000 OneMain Finance Corp., 6.75%,
9/15/33, Callable 12/15/28 @ 103.38 28,674
10,000 SLM Corp., 6.50%, 1/31/30, Callable
12/31/29 @ 100 10,150
15,000 SLM Corp., 6.50% (SOFRINDX),
5/15/32, Callable 5/15/31 @ 100 14,944
21,000 Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28, Callable 8/1/26 @
101
(a)
21,026
13,000 Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31, Callable 11/15/26
@ 104.44
(a)
13,682
215,000 Synchrony Financial, 3.95%, 12/1/27,
Callable 9/1/27 @ 100 212,812
1,483,191
Consumer Staples Distribution & Retail (0.1%):
13,000 Albertsons Cos.,  Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC,
5.63%, 3/31/32, Callable 3/31/28 @
102.81
(a)
12,545
18,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC,
5.75%, 3/31/34, Callable 11/15/28 @
102.88
(a)
17,100
5,000 Avis Budget Car Rental LLC/
Avis Budget Finance, Inc., 8.00%,
2/15/31, Callable 11/15/26 @ 104
(a)
5,044
10,000 Avis Budget Car Rental LLC/
Avis Budget Finance, Inc., 8.38%,
6/15/32, Callable 6/15/28 @ 104.19
(a)
10,075
9,000 C&S Group Enterprises LLC, 5.00%,
12/15/28, Callable 8/1/26 @ 100
(a)
8,460
5,000 Kehe Distributors LLC Kehe Finance
Corp. Nextwa , 7.13%, 4/30/33,
Callable 4/30/29 @ 103.56
(a)
5,088
15,000 KeHE Distributors LLC/ KeHE
Finance Corp./ NextWave Distribution,
Inc., 9.00%, 2/15/29, Callable 8/1/26
@ 104.5
(a)
15,712
7,000 Performance Food Group, Inc.,
6.13%, 9/15/32, Callable 9/15/27 @
103.06
(a)
7,079
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail,
continued
$ 15,000 Performance Food Group, Inc.,
5.63%, 3/1/34, Callable 3/1/29 @
102.81
(a)
$ 14,681
8,000 US Foods, Inc., 4.63%, 6/1/30,
Callable 8/1/26 @ 101.16
(a)
7,800
8,000 US Foods, Inc., 7.25%, 1/15/32,
Callable 9/15/26 @ 103.63
(a)
8,290
10,000 US Foods, Inc., 5.75%, 4/15/33,
Callable 10/15/27 @ 102.88
(a)
10,000
121,874
Containers & Packaging (0.1%):
29,000 Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging
Finance plc, 4.00%, 9/1/29, Callable
8/1/26 @ 100
(a)
27,586
30,000 Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging
Finance plc, 6.25%, 1/30/31, Callable
12/1/27 @ 103.13
(a)
30,300
13,000 Clydesdale Acquisition Holdings, Inc.,
8.75%, 4/15/30, Callable 8/1/26 @
102.19
(a)
12,821
18,000 Clydesdale Acquisition Holdings, Inc.,
6.75%, 4/15/32, Callable 4/15/28 @
103.38
(a)
17,415
15,000 Crown Americas LLC, 5.88%, 6/1/33,
Callable 6/1/28 @ 102.94 15,094
18,000 Graphic Packaging International LLC,
3.75%, 2/1/30, Callable 8/1/29 @
100
(a)
16,875
13,000 Graphic Packaging International LLC,
6.38%, 7/15/32, Callable 5/15/27 @
103.19^
(a)
13,114
133,205
Distributors (0.0%
†
):
15,000 Ashton Woods USA LLC/Ashton
Woods Finance Co., 4.63%, 4/1/30,
Callable 8/1/26 @ 101.16
(a)
14,231
10,000 Ashton Woods USA LLC/Ashton
Woods Finance Co., 6.88%, 8/1/33,
Callable 8/1/28 @ 103.44
(a)
9,900
24,131
Diversified Consumer Services (0.1%):
12,000 Champions Financing, Inc., 8.45%,
2/23/29 11,178
42,000 Sotheby's, 8.25%, 4/15/31, Callable
4/30/28 @ 104.13
(a)
41,790
8,000 Sotheby's/ Bidfair Holdings, Inc.,
5.88%, 6/1/29, Callable 8/1/26 @
100
(a)
7,560
42,000 StoneMor , Inc., 8.50%, 5/15/29,
Callable 8/1/26 @ 100
(a)
41,265
101,793

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs (0.2%):
$ 150,000 CBRE Services, Inc., 2.50%, 4/1/31,
Callable 1/1/31 @ 100 $ 134,335
15,000 CTR Partnership LP/ CareTrust
Capital Corp., 3.88%, 6/30/28,
Callable 3/30/28 @ 100
(a)
14,625
27,000 Rd Michigan Property Owner I LLC,
7.50%, 3/30/45, Callable 4/30/29 @
100
(a)
26,863
112,000 Store Capital LLC, 2.75%, 11/18/30,
Callable 8/18/30 @ 100 101,053
17,000 SV RNO Property Owner 1 LLC,
5.88%, 3/1/31, Callable 3/1/28 @
102.94
(a)
16,745
293,621
Diversified Telecommunication Services (0.6%):
21,000 APLD Compute Co. 2 LLC, 6.75%,
3/15/31, Callable 3/15/28 @ 103.38
(a)
21,079
46,000 APLD Compute Co. LLC, 9.25%,
12/15/30, Callable 12/15/27 @
104.63
(a)
49,623
11,000 Black Pearl Compute LLC, 6.13%,
2/15/31, Callable 2/15/28 @ 103.06
(a)
11,151
20,000 Cogent Communications Group
LLC/Cogent Finance, Inc., 7.00%,
6/15/27, Callable 8/1/26 @ 100^
(a)
19,850
41,000 Cogent Communications Group
LLC/Cogent Finance, Inc., 7.00%,
6/15/27, Callable 7/12/26 @ 100
(a)
40,641
2,000 Level 3 Financing, Inc., 3.75%,
7/15/29, Callable 8/1/26 @ 100
(a)
1,930
21,000 Level 3 Financing, Inc., 6.88%,
6/30/33, Callable 6/30/28 @ 103.44
(a)
21,525
18,000 Level 3 Financing, Inc., 7.00%,
3/31/34, Callable 8/31/28 @ 103.5
(a)
18,562
28,000 Level 3 Financing, Inc., 8.50%,
1/15/36, Callable 1/15/31 @ 104.25
(a)
30,030
18,000 Level 3 Financing, Inc., 7.50%,
2/15/37, Callable 8/15/31 @ 103.75
(a)
18,428
166,000 Space Exploration Technologies
Corp., 5.35%, 7/15/31, Callable
6/15/31 @ 100
(a)
165,440
233,000 Space Exploration Technologies
Corp., 5.65%, 7/15/33, Callable
5/15/33 @ 100
(a)
231,258
13,000 Uniti Group LP/ Uniti Fiber Holdings,
Inc./CSL Capital LLC, 6.00%,
1/15/30, Callable 8/1/26 @ 101.5
(a)
12,691
10,000 Uniti Group LP/ Uniti Group Finance,
Inc./CSL Capital LLC, 6.50%,
2/15/29, Callable 7/12/26 @ 100
(a)
9,913
21,000 Uniti Group LP/ Uniti Group Finance,
Inc./CSL Capital LLC, 8.63%,
6/15/32, Callable 6/15/28 @ 104.31
(a)
21,971
42,000 Uniti Group LP/ Uniti Group Finance,
Inc./CSL Capital LLC, 8.63%,
6/15/32, Callable 6/15/28 @ 104.31
(a)
43,890
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services,
continued
$ 21,000 Windstream Services LLC/
Windstream Escrow Finance Corp.,
8.25%, 10/1/31, Callable 10/1/27 @
104.13
(a)
$ 22,155
740,137
Electric Utilities (0.9%):
22,000 AEP Texas, Inc., Series Q, 5.20%,
4/15/36, Callable 1/15/36 @ 100 21,719
13,000 Alpha Generation LLC, 6.75%,
10/15/32, Callable 10/15/27 @
103.38
(a)
13,227
6,000 Alpha Generation LLC, 6.25%,
1/15/34, Callable 10/15/28 @
103.13
(a)
5,888
130,000 Cleco Corporate Holdings LLC,
3.38%, 9/15/29, Callable 6/15/29 @
100 121,778
169,000 Duquesne Light Holdings, Inc.,
2.78%, 1/7/32, Callable 10/7/31 @
100
(a)
148,512
13,000 Edison International, 6.25%, 3/15/30,
Callable 2/15/30 @ 100 13,356
12,000 Edison International, 4.80%, 3/15/31,
Callable 2/15/31 @ 100 11,676
10,000 Edison International, 8.13%
(H15T5Y), 6/15/53, Callable 3/15/28
@ 100 10,250
11,000 Edison International, 7.88%
(H15T5Y), 6/15/54, Callable 3/15/29
@ 100 11,289
110,000 Exelon Corp., 4.05%, 4/15/30,
Callable 1/15/30 @ 100 107,079
10,000 Hawaiian Electric Co., Inc., 6.00%,
10/1/33, Callable 10/1/28 @ 103
(a)
9,875
11,000 NRG Energy, Inc., 5.75%, 1/15/28,
Callable 7/17/26 @ 100 11,000
25,000 NRG Energy, Inc., 3.63%, 2/15/31,
Callable 7/12/26 @ 101.81
(a)
23,222
13,000 NRG Energy, Inc., 5.75%, 1/15/34,
Callable 10/15/28 @ 102.88
(a)
12,902
5,000 NRG Energy, Inc., 5.88%, 5/15/34,
Callable 5/15/29 @ 102.94
(a)
4,975
16,000 NRG Energy, Inc., 6.25%, 11/1/34,
Callable 11/1/29 @ 103.13
(a)
16,200
11,000 NRG Energy, Inc., 6.00%, 1/15/36,
Callable 10/15/30 @ 103
(a)
10,972
10,000 NRG Energy, Inc., 6.13%, 5/15/36,
Callable 5/15/31 @ 103.06
(a)
9,987
2,000 Pacific Gas And Electric Co., 5.20%,
5/1/36, Callable 2/1/36 @ 100 1,943
9,000 Pacific Gas And Electric Co., 6.00%,
5/1/56, Callable 11/1/55 @ 100 8,600
15,000 PacifiCorp, 7.38% (H15T5Y),
9/15/55, Callable 6/17/30 @ 100 15,150

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 14,000 PG&E Corp, 7.38% (H15T5Y),
3/15/55, Callable 12/15/29 @ 100 $ 14,245
21,000 PG&E Corp., 5.00%, 7/1/28, Callable
7/12/26 @ 100 20,790
50,000 PG&E Corp., 5.25%, 7/1/30, Callable
7/12/26 @ 101.75 49,125
22,000 PG&E Corp., 6.85% (H15T5Y),
9/15/56, Callable 6/15/31 @ 100 21,917
100,000 Puget Energy, Inc., 4.10%, 6/15/30,
Callable 3/15/30 @ 100 96,360
141,000 Puget Energy, Inc., 4.22%, 3/15/32,
Callable 12/15/31 @ 100 134,797
27,000 Sierra Pacific Power Co., 6.38%
(H15T5Y), 9/15/56, Callable 6/17/31
@ 100 26,899
43,000 Southwestern Electric Power Co.,
5.30%, 4/1/33, Callable 1/1/33 @ 100 43,556
36,000 Southwestern Electric Power Co.,
5.20%, 4/1/36, Callable 1/1/36 @ 100 35,521
13,000 XPLR Infrastructure Operating
Partners LP, 8.38%, 1/15/31, Callable
9/15/27 @ 104.19
(a)
13,829
23,000 XPLR Infrastructure Operating
Partners LP, 8.63%, 3/15/33, Callable
3/15/28 @ 104.31
(a)
24,667
32,000 XPLR Infrastructure Operating
Partners LP, 7.75%, 4/15/34, Callable
4/15/29 @ 103.88
(a)
33,640
1,104,946
Electronic Equipment, Instruments &
Components (0.1%):
20,000 Coherent Corp., 5.00%, 12/15/29,
Callable 7/12/26 @ 101.25
(a)
19,675
31,000 Wrangler Holdco Corp., 6.63%,
4/1/32, Callable 4/1/27 @ 103.31
(a)
31,736
23,000 Wulf Compute LLC, 7.75%, 10/15/30,
Callable 10/15/27 @ 103.88
(a)
24,150
75,561
Energy Equipment & Services (0.1%):
21,000 Archrock Services LP/ Archrock
Partners Finance Corp., 6.00%,
2/1/34, Callable 2/1/29 @ 103
(a)
20,816
11,000 Kodiak Gas Services LLC, 6.50%,
10/1/33, Callable 10/1/28 @ 103.25
(a)
11,138
10,000 Kodiak Gas Services LLC, 6.75%,
10/1/35, Callable 10/1/30 @ 103.38
(a)
10,262
14,000 Oceaneering International, Inc.,
6.88%, 7/15/34, Callable 7/15/29 @
103.44
(a)
14,193
5,000 Star Holding LLC, 8.75%, 8/1/31,
Callable 8/1/27 @ 104.38
(a)
5,025
61,434
Entertainment (0.0%
†
):
18,000 OAK-Eagle Acquireco , Inc., 7.25%,
7/1/33, Callable 7/1/29 @ 103.63
(a)
18,810
Principal Amount Value
Corporate Bonds, continued
Entertainment, continued
$ 19,000 OAK-Eagle Acquireco , Inc., 8.75%,
7/1/34, Callable 7/1/29 @ 104.38
(a)
$ 20,164
38,974
Financial Services (1.2%):
71,000 Ares Strategic Income Fund, 5.45%,
9/9/28, Callable 8/9/28 @ 100 70,673
58,000 Ares Strategic Income Fund, 5.80%,
9/9/30, Callable 8/9/30 @ 100 57,126
11,000 Block, Inc., 5.63%, 8/15/30, Callable
8/15/27 @ 102.81
(a)
11,014
15,000 Block, Inc., 3.50%, 6/1/31, Callable
3/1/31 @ 100 13,819
13,000 Block, Inc., 6.50%, 5/15/32, Callable
5/15/27 @ 103.25 13,276
11,000 Block, Inc., 6.00%, 8/15/33, Callable
8/15/28 @ 103
(a)
11,069
14,000 Burford Capital Global Finance LLC,
7.50%, 7/15/33, Callable 7/15/28 @
103.75^
(a)
11,830
190,000 Corebridge Financial, Inc., 3.65%,
4/5/27, Callable 3/5/27 @ 100 188,796
130,000 Corebridge Financial, Inc., 3.90%,
4/5/32, Callable 1/5/32 @ 100 122,074
70,000 Corebridge Financial, Inc., 6.05%,
9/15/33, Callable 6/15/33 @ 100 73,142
11,000 EF Holdco/EF Cayman Hold/Ellington
Fin REIT Cayman/TRS/EF Cayman
Non-MTM, 7.38%, 9/30/30, Callable
9/30/27 @ 103.69
(a)
10,931
60,000 Equitable Holdings, Inc., 4.57%,
2/15/29, Callable 11/15/28 @ 100
(a)
59,284
100,000 Grand River Funding Trust I, 6.31%,
2/15/36, Callable 11/15/35 @ 100
(a)
100,217
2,000 HA Sustainable Infrastructure Capital,
Inc., 5.95%, 7/15/33, Callable 5/15/33
@ 100
(a)
2,008
22,000 HA Sustainable Infrastructure Capital,
Inc., 6.00%, 3/15/36, Callable
12/15/35 @ 100 21,697
16,000 HA Sustainable Infrastructure Capital,
Inc., 8.00% (H15T5Y), 6/1/56,
Callable 3/1/31 @ 100 16,880
13,000 HA Sustainable Infrastructure Capital,
Inc., 7.13% (H15T5Y), 11/15/56,
Callable 8/17/31 @ 100 13,142
6,000 Hightower Holding LLC, 6.75%,
4/15/29, Callable 8/1/26 @ 100
(a)
5,955
68,000 Icahn Enterprises LP/Icahn
Enterprises Finance Corp., 5.25%,
5/15/27, Callable 11/15/26 @ 100 66,980
10,000 Icahn Enterprises LP/Icahn
Enterprises Finance Corp., 10.00%,
11/15/29, Callable 5/15/29 @ 100
(a)
9,850
8,000 Icahn Enterprises LP/Icahn
Enterprises Finance Corp., 9.00%,
6/15/30, Callable 12/15/29 @ 100 7,460

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 70,000 Jackson Financial, Inc., 5.17%,
6/8/27, Callable 5/8/27 @ 100 $ 70,262
17,000 Jackson Financial, Inc., 3.13%,
11/23/31, Callable 8/23/31 @ 100 15,224
76,000 Jackson Financial, Inc., 5.67%,
6/8/32, Callable 3/8/32 @ 100 76,321
23,000 Jane Street Group/JSG Finance,
Inc., 6.13%, 11/1/32, Callable 11/1/27
@ 103.06
(a)
23,000
26,000 Jane Street Group/JSG Finance,
Inc., 6.75%, 5/1/33, Callable 5/1/28
@ 103.38
(a)
26,715
15,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.,
4.75%, 6/15/29, Callable 8/1/26 @
100
(a)
14,644
10,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.,
7.00%, 7/15/31, Callable 7/15/27 @
103.5
(a)
10,362
22,000 LFS Topco LLC, 8.75%, 7/15/30,
Callable 7/15/27 @ 104.38
(a)
22,055
84,000 Sixth Street Lending Partners,
6.13%, 7/15/30, Callable 6/15/30 @
100 84,385
42,000 Sumisho Air Lease Corp., 4.40%,
3/24/28
(a)
41,710
42,000 Sumisho Air Lease Corp., 4.50%,
3/24/29, Callable 2/24/29 @ 100
(a)
41,644
52,000 Sumisho Air Lease Corp., 4.85%,
3/24/31, Callable 2/24/31 @ 100
(a)
51,409
15,000 Toucan FinCo ., Ltd./Toucan FinCo .
Can, Inc./Toucan FinCo . US LLC,
9.50%, 5/15/30, Callable 5/15/27 @
104.75
(a)
14,138
10,000 Walker & Dunlop, Inc., 6.63%, 4/1/33,
Callable 4/1/28 @ 103.31
(a)
10,138
1,389,230
Food Products (0.3%):
5,000 B&G Foods, Inc., 5.25%, 9/15/27 5,000
26,000 Lamb Weston Holdings, Inc., 4.38%,
1/31/32, Callable 1/31/27 @ 102.19
(a)
24,375
88,000 Mars, Inc., 4.80%, 3/1/30, Callable
2/1/30 @ 100
(a)
88,259
66,000 Mars, Inc., 5.00%, 3/1/32, Callable
1/1/32 @ 100
(a)
66,398
55,000 Mars, Inc., 5.20%, 3/1/35, Callable
12/1/34 @ 100
(a)
55,203
21,000 Post Holdings, Inc., 6.38%, 3/1/33,
Callable 9/1/27 @ 103.19
(a)
20,790
13,000 Post Holdings, Inc., 6.25%, 10/15/34,
Callable 10/15/29 @ 103.13
(a)
12,740
13,000 Post Holdings, Inc., 6.50%, 3/15/36,
Callable 3/15/31 @ 103.25
(a)
12,870
Principal Amount Value
Corporate Bonds, continued
Food Products, continued
$ 12,000 Viking Baked Goods Acquisition
Corp., 8.63%, 11/1/31, Callable
11/1/27 @ 104.31
(a)
$ 12,135
297,770
Ground Transportation (0.1%):
15,000 Genesee & Wyoming, Inc., 6.25%,
4/15/32, Callable 4/15/27 @ 103.13
(a)
15,225
57,000 Uber Technologies, Inc., 4.15%,
1/15/31, Callable 12/15/30 @ 100 55,501
45,000 Uber Technologies, Inc., 4.80%,
9/15/35, Callable 6/15/35 @ 100 43,592
114,318
Health Care Equipment & Supplies (0.0%
†
):
4,000 DENTSPLY SIRONA, Inc., 8.38%
(H15T5Y), 9/12/55, Callable 6/12/30
@ 100 3,985
Health Care Providers & Services (1.3%):
12,000 Acadia Healthcare Co., Inc.,
7.38%, 3/15/33, Callable 3/15/28 @
103.69^
(a)
12,345
5,000 Accendra Health, Inc., 9.00%,
6/15/32, Callable 6/15/29 @ 104.5
(a)
4,638
44,980 Accendra Health, Inc., 9.75%,
6/15/33, Callable 6/15/29 @ 104.88
(a)
30,586
655,000 Centene Corp., 4.63%, 12/15/29,
Callable 8/1/26 @ 101.54 633,297
13,000 Centene Corp., 3.38%, 2/15/30,
Callable 7/17/26 @ 101.13 12,031
24,000 CHS/Community Health Systems,
Inc., 6.13%, 4/1/30, Callable 8/1/26
@ 101.53
(a)
21,510
24,000 CHS/Community Health Systems,
Inc., 5.25%, 5/15/30, Callable 8/1/26
@ 101.31
(a)
22,620
8,000 CHS/Community Health Systems,
Inc., 9.75%, 1/15/34, Callable 8/15/28
@ 104.88
(a)
8,340
62,000 CVS Health Corp., 5.00%, 1/30/29,
Callable 12/30/28 @ 100 62,470
25,000 CVS Health Corp., 5.25%, 1/30/31,
Callable 11/30/30 @ 100 25,403
48,000 CVS Health Corp., 6.75% (H15T5Y),
12/10/54, Callable 9/10/34 @ 100 49,271
34,000 DaVita, Inc., 4.63%, 6/1/30, Callable
8/1/26 @ 101.54
(a)
32,852
13,000 DaVita, Inc., 6.75%, 7/15/33, Callable
7/15/28 @ 103.38
(a)
13,374
203,000 HCA, Inc., 5.88%, 2/1/29, Callable
8/1/28 @ 100 207,328
110,000 HCA, Inc., 3.50%, 9/1/30, Callable
3/1/30 @ 100 104,403
46,000 Humana, Inc., 6.63% (H15T5Y),
9/15/56, Callable 6/15/31 @ 100 45,770
14,000 LifePoint Health, Inc., 10.00%,
6/1/32, Callable 6/1/27 @ 105
(a)
13,982

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 43,000 Meridian ARC Holdco LLC, 6.25%,
4/30/31, Callable 4/30/28 @ 103.13
(a)
$ 43,000
15,000 Molina Healthcare, Inc., 3.88%,
11/15/30, Callable 8/17/30 @ 100
(a)
13,987
17,000 Molina Healthcare, Inc., 6.50%,
2/15/31, Callable 12/15/27 @
103.25
(a)
17,297
25,000 Molina Healthcare, Inc., 6.25%,
1/15/33, Callable 1/15/28 @ 103.13
(a)
25,031
16,000 National Mentor Holdings, Inc.,
10.50%, 12/15/30, Callable 12/15/27
@ 105.25
(a)
16,840
13,000 Surgery Center Holdings, Inc.,
7.25%, 4/15/32, Callable 4/15/27 @
103.63
(a)
13,130
77,000 Tenet Healthcare Corp., 6.13%,
10/1/28, Callable 7/17/26 @ 100 77,289
26,000 Tenet Healthcare Corp., 4.38%,
1/15/30, Callable 7/17/26 @ 101.09 25,155
10,000 Tenet Healthcare Corp., 5.50%,
11/15/32, Callable 11/15/28 @
102.75
(a)
9,938
10,000 Tenet Healthcare Corp., 6.00%,
11/15/33, Callable 11/15/28 @ 103
(a)
10,063
35,000 US Acute Care Solutions LLC,
9.75%, 5/15/29, Callable 8/1/26 @
104.88
(a)
32,813
1,584,763
Health Care REITs (0.7%):
98,000 Healthcare Realty Holdings LP,
3.10%, 2/15/30, Callable 11/15/29
@ 100 92,083
51,000 MPT Operating Partnership LP/MPT
Finance Corp., 5.00%, 10/15/27,
Callable 8/1/26 @ 100 49,343
10,000 MPT Operating Partnership LP/
MPT Finance Corp., 4.63%, 8/1/29,
Callable 7/12/26 @ 101.16 8,025
21,000 MPT Operating Partnership LP/
MPT Finance Corp., 3.50%, 3/15/31,
Callable 7/12/26 @ 101.75 14,438
435,000 Omega Healthcare Investors, Inc.,
3.63%, 10/1/29, Callable 7/1/29 @
100 416,972
20,000 Omega Healthcare Investors, Inc.,
3.25%, 4/15/33, Callable 1/15/33 @
100 17,768
230,000 Sabra Health Care LP, 3.20%,
12/1/31, Callable 9/1/31 @ 100 208,437
807,066
Health Care Technology (0.0%
†
):
5,000 Charlotte Buyer, Inc., 8.00%, 6/30/31,
Callable 6/30/28 @ 104
(a)
5,063
Principal Amount Value
Corporate Bonds, continued
Health Care Technology, continued
$ 20,000 IQVIA, Inc., 6.25%, 6/1/32, Callable
6/1/28 @ 103.13
(a)
$ 20,325
25,388
Hotel & Resort REITs (0.0%
†
):
10,000 RHP Hotel Properties, LP/RHP
Finance Corp., 6.50%, 6/15/33,
Callable 6/15/28 @ 103.25
(a)
10,237
Hotels, Restaurants & Leisure (0.2%):
39,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.,
6.75%, 1/15/30, Callable 8/1/26 @
101.69
(a)
38,220
25,000 Hilton Domestic Operating Co., Inc.,
5.50%, 9/15/31, Callable 5/15/28 @
102.75
(a)
25,031
47,000 Hilton Domestic Operating Co., Inc.,
5.88%, 3/15/33, Callable 3/15/28 @
102.94
(a)
47,294
13,000 Hilton Domestic Operating Co., Inc.,
5.75%, 9/15/33, Callable 7/1/28 @
102.88
(a)
13,016
10,000 Hilton Domestic Operating Co., Inc.,
5.50%, 3/31/34, Callable 12/1/28 @
102.75
(a)
9,887
13,000 Hilton Grand Vacations Borrower
LLC/Hilton Grand Vacations
Borrower, Inc., 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31
(a)
13,179
13,000 Light & Wonder International, Inc.,
6.25%, 10/1/33, Callable 10/1/28 @
103.13
(a)
12,919
81,774 Spin Holdco, Inc., 0.00%, 9/30/30 83,805
18,000 TKC Holdings, Inc., 8.50%, 8/15/30,
Callable 8/15/27 @ 104.25
(a)
18,518
6,000 TKC Holdings, Inc., 12.00%, 2/15/31,
Callable 2/15/28 @ 106
(a)
6,322
268,191
Household Durables (0.1%):
15,000 Beazer Homes USA, Inc., 7.50%,
3/15/31, Callable 3/15/27 @ 103.75
(a)
14,925
5,000 Beazer Homes USA, Inc., 8.00%,
1/15/32, Callable 7/15/28 @ 104
(a)
5,013
15,000 Century Communities, Inc., 6.63%,
9/15/33, Callable 9/15/28 @ 103.31
(a)
15,131
16,000 Dream Finders Homes, Inc., 6.88%,
9/15/30, Callable 9/15/27 @ 103.44
(a)
15,820
45,000 LGI Homes, Inc., 7.00%, 11/15/32,
Callable 11/15/27 @ 103.5
(a)
44,775
14,000 Risewell Homes, Inc., 8.50%,
11/1/30, Callable 11/1/27 @ 104.25
(a)
14,280
5,000 Whirlpool Corp., 7.50%, 7/1/31,
Callable 7/1/28 @ 103.75
(a)
5,067
49,000 Whirlpool Corp., 6.50%, 6/15/33,
Callable 3/15/33 @ 100^ 42,385

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 5,000 Whirlpool Corp., 5.75%, 3/1/34,
Callable 12/1/33 @ 100 $ 3,862
13,000 Whirlpool Corp., 7.88%, 7/1/34,
Callable 7/1/29 @ 103.94
(a)
13,049
174,307
Independent Power and Renewable Electricity
Producers (0.5%):
15,000 AES Corp. (The), 5.20%, 7/15/29,
Callable 6/15/29 @ 100 15,088
280,000 AES Corp. (The), 3.95%, 7/15/30,
Callable 4/15/30 @ 100
(a)
267,961
11,000 AES Corp. (The), 6.95% (H15T5Y),
7/15/55, Callable 4/15/30 @ 100 10,849
15,000 Clearway Energy Operating LLC,
4.75%, 3/15/28, Callable 7/12/26 @
100
(a)
14,869
16,000 Clearway Energy Operating LLC,
3.75%, 1/15/32, Callable 1/15/27 @
101.88
(a)
14,520
13,000 Clearway Energy Operating LLC,
5.75%, 1/15/34, Callable 1/15/29 @
102.88
(a)
12,724
20,000 Sunnova Energy Corp., 5.88%,
9/1/26, Callable 8/1/26 @ 100
(a)(d)
41
18,000 Talen Energy Supply LLC, 6.25%,
2/1/34, Callable 10/15/28 @ 103.13
(a)
17,888
18,000 Talen Energy Supply LLC, 6.50%,
2/1/36, Callable 10/15/30 @ 103.25
(a)
18,112
39,000 Vistra Operations Co. LLC, 5.00%,
7/31/27, Callable 7/12/26 @ 100
(a)
38,902
16,000 Vistra Operations Co. LLC, 4.55%,
10/30/28
(a)
15,876
39,000 Vistra Operations Co. LLC, 5.00%,
4/30/31, Callable 3/30/31 @ 100
(a)
38,654
21,000 Vistra Operations Co. LLC, 7.75%,
10/15/31, Callable 10/15/26 @
103.88
(a)
21,945
42,000 Vistra Operations Co. LLC, 5.25%,
4/30/33, Callable 2/28/33 @ 100
(a)
41,605
76,000 Vistra Operations Co. LLC, 5.55%,
4/30/36, Callable 1/30/36 @ 100
(a)
75,599
604,633
Insurance (0.6%):
22,000 APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3
Somerset Investor 2 LLC, 7.88%,
11/1/29, Callable 11/1/26 @ 103.94
(a)
22,247
34,000 Asurion LLC/ Asurion Co-Issuer, Inc.,
8.00%, 12/31/32, Callable 12/31/28
@ 104
(a)
34,382
27,000 Asurion LLC/ Asurion Co-Issuer, Inc.,
8.38%, 2/1/34, Callable 2/1/29 @
104.19
(a)
24,975
224,000 Athene Global Funding, 5.34%,
1/15/27
(a)
224,776
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 120,000 Athene Global Funding, 4.62%
(SOFR), 4/19/27
(a)
$ 120,169
101,000 Athene Global Funding, 5.58%,
1/9/29
(a)
102,466
50,000 Liberty Mutual Group, Inc., 5.25%,
5/1/36, Callable 2/1/36 @ 100
(a)
49,293
58,000 Sammons Financial Group, Inc.,
5.95%, 6/15/36, Callable 3/15/36 @
100
(a)
58,060
24,000 Team Services Holding, Inc., 9.00%,
2/15/33, Callable 2/15/29 @ 104.5^
(a)
24,210
660,578
Interactive Media & Services (0.1%):
93,000 Meta Platforms, Inc., 4.88%, 5/15/33,
Callable 3/15/33 @ 100 92,025
63,000 Meta Platforms, Inc., 5.25%, 5/15/36,
Callable 2/15/36 @ 100 62,416
11,000 Snap, Inc., 6.88%, 3/1/33, Callable
3/1/28 @ 103.44
(a)
10,697
10,000 Snap, Inc., 6.88%, 3/15/34, Callable
9/15/28 @ 103.44
(a)
9,675
174,813
IT Services (0.2%):
11,000 Cipher Compute LLC, 7.13%,
11/15/30, Callable 11/15/27 @
103.56
(a)
11,426
19,000 CoreWeave , Inc., 9.25%, 6/1/30,
Callable 6/1/27 @ 104.63
(a)
19,119
62,000 CoreWeave , Inc., 9.00%, 2/1/31,
Callable 2/1/28 @ 104.5
(a)
61,147
32,000 CoreWeave , Inc., 9.75%, 10/1/31,
Callable 10/1/28 @ 104.88
(a)
31,880
10,000 CoreWeave , Inc., 9.63%, 7/15/32,
Callable 7/15/29 @ 104.81
(a)
9,850
46,000 Edged Compute LLC, 7.50%,
4/30/31, Callable 4/30/28 @ 103.75
(a)
44,793
18,000 Flash Compute LLC, 7.25%,
12/31/30, Callable 12/31/27 @
103.63
(a)
18,517
196,732
Leisure Products (0.0%
†
):
29,000 MajorDrive Holdings IV LLC, 6.38%,
6/1/29, Callable 8/1/26 @ 100
(a)
24,287
Machinery (0.0%
†
):
10,000 Allison Transmission, Inc., 5.88%,
12/1/33, Callable 12/1/28 @ 102.94
(a)
9,937
14,000 Columbus McKinnon Corp., 7.13%,
2/1/33, Callable 2/1/29 @ 103.56
(a)
14,000
5,000 Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30, Callable 12/1/27 @
103.94
(a)
5,238
5,000 Synergy Infrastructure Holdings LLC,
7.00%, 7/15/34, Callable 7/15/29 @
103.5
(a)
5,069

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Machinery, continued
$ 21,000 United Rentals North America, Inc.,
6.13%, 3/15/34, Callable 3/15/29 @
103.06
(a)
$ 21,525
55,769
Media (1.0%):
5,000 CCO Holdings LLC CCO Holdings
Capital Corp., 7.00%, 2/1/33,
Callable 2/1/29 @ 103.5^
(a)
4,900
5,000 CCO Holdings LLC CCO Holdings
Capital Corp., 7.38%, 2/1/36,
Callable 2/1/31 @ 103.69^
(a)
4,919
19,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.25%, 2/1/31,
Callable 8/1/26 @ 101.42
(a)
17,100
8,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.75%, 2/1/32,
Callable 2/1/27 @ 102.38
(a)
7,120
21,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.50%, 5/1/32,
Callable 7/12/26 @ 102.25 18,533
13,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.50%, 6/1/33,
Callable 6/1/27 @ 102.25^
(a)
11,245
15,000 CCO Holdings LLC/CCO Holdings
Capital Corp., 4.25%, 1/15/34,
Callable 1/15/28 @ 102.13^
(a)
12,694
68,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 69,511
16,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 13,543
137,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 125,825
69,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 70,240
80,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 64,710
109,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 91,553
103,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 76,664
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 6,000 Clear Channel Outdoor Holdings,
Inc., 7.75%, 4/15/28, Callable 7/21/26
@ 100
(a)
$ 6,007
16,000 Clear Channel Outdoor Holdings,
Inc., 7.50%, 6/1/29, Callable 7/21/26
@ 100
(a)
15,980
15,000 Clear Channel Outdoor Holdings,
Inc., 7.88%, 4/1/30, Callable 10/1/26
@ 103.94
(a)
15,600
20,000 Clear Channel Outdoor Holdings,
Inc., 7.13%, 2/15/31, Callable 8/15/27
@ 103.56
(a)
20,725
20,000 Clear Channel Outdoor Holdings,
Inc., 7.50%, 3/15/33, Callable 9/15/28
@ 103.75
(a)
21,050
85,000 CSC Holdings LLC, 4.13%, 12/1/30,
Callable 8/1/26 @ 102.06
(a)
50,150
24,000 CSC Holdings LLC, 4.63%, 12/1/30,
Callable 8/1/26 @ 102.31
(a)
5,520
13,000 CSC Holdings LLC, 4.50%, 11/15/31,
Callable 11/15/26 @ 102.25
(a)
7,670
14,000 EW Scripps Co. (The), 9.88%,
8/15/30, Callable 8/15/27 @ 104.94
(a)
12,250
10,016 Grubhub Holdings, Inc., 13.00%,
7/31/30, Callable 3/31/27 @ 106.5
(a)
8,213
15,000 Lamar Media Corp., 5.38%, 11/1/33,
Callable 11/1/28 @ 102.69
(a)
14,681
15,000 Neptune Bidco US, Inc., 9.50%,
2/15/33, Callable 2/15/29 @ 104.75
(a)
15,169
14,000 Nexstar Media, Inc., 6.50%, 9/15/33,
Callable 3/15/29 @ 103.25
(a)
13,982
243,000 Time Warner Cable LLC, 6.75%,
6/15/39 237,375
107,000 Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100 80,656
20,000 Univision Communications, Inc.,
8.50%, 7/31/31, Callable 7/31/27 @
104.25
(a)
20,100
13,000 Univision Communications, Inc.,
9.38%, 8/1/32, Callable 8/1/28 @
104.69
(a)
13,195
13,000 Univision Communications, Inc.,
8.88%, 4/15/33, Callable 4/15/29 @
104.44
(a)
12,772
1,159,652
Metals & Mining (0.1%):
10,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33,
Callable 5/1/28 @ 103.69
(a)
9,987
10,000 Cleveland-Cliffs, Inc., 7.63%,
1/15/34, Callable 1/15/29 @ 103.81
(a)
9,987
13,000 Commercial Metals Co., 5.75%,
11/15/33, Callable 11/15/28 @
102.88
(a)
12,919
18,000 Commercial Metals Co., 6.00%,
12/15/35, Callable 12/15/30 @ 103
(a)
17,955

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 11,000 Kaiser Aluminum Corp., 5.88%,
3/1/34, Callable 3/1/29 @ 102.94
(a)
$ 10,849
16,000 Novelis Corp., 3.88%, 8/15/31,
Callable 8/15/26 @ 101.94
(a)
14,520
10,000 Novelis Corp., 6.38%, 8/15/33,
Callable 8/15/28 @ 103.19
(a)
10,050
86,267
Mortgage Real Estate Investment Trusts (REITs)
(0.1%):
13,000 BW Real Estate, Inc., 9.50%
(H15T5Y), Callable 3/30/30 @ 100
(a)
13,133
11,000 Rithm Capital Corp., 8.00%, 4/1/29,
Callable 7/12/26 @ 104
(a)
11,027
10,000 Rithm Capital Corp., 8.00%, 7/15/30,
Callable 7/15/27 @ 104
(a)
9,975
5,000 Rithm Capital Corp., 8.50%, 6/1/31,
Callable 6/1/28 @ 104.25
(a)
5,019
10,000 Starwood Property Trust, Inc., 5.25%,
10/15/28, Callable 7/15/28 @ 100
(a)
9,922
15,000 Starwood Property Trust, Inc., 5.88%,
8/15/29, Callable 5/15/29 @ 100
(a)
15,000
13,000 Starwood Property Trust, Inc., 6.50%,
7/1/30, Callable 1/1/30 @ 100
(a)
13,244
16,000 Starwood Property Trust, Inc., 6.50%,
10/15/30, Callable 4/15/30 @ 100
(a)
16,340
8,000 Starwood Property Trust, Inc., 5.75%,
1/15/31, Callable 7/15/30 @ 100
(a)
7,930
5,000 Starwood Property Trust, Inc., 6.13%,
6/1/31, Callable 12/1/30 @ 100
(a)
5,025
106,615
Office REITs (0.9%):
421,000 Brandywine Operating Partnership
LP, 3.95%, 11/15/27, Callable 8/15/27
@ 100 410,836
288,000 Brandywine Operating Partnership
LP, 8.30%, 3/15/28, Callable 2/15/28
@ 100 299,068
27,000 COPT Defense Properties LP, 2.00%,
1/15/29, Callable 11/15/28 @ 100 25,248
11,000 COPT Defense Properties LP, 4.50%,
10/15/30, Callable 9/15/30 @ 100 10,829
85,000 COPT Defense Properties LP, 2.75%,
4/15/31, Callable 1/15/31 @ 100 76,984
290,000 Hudson Pacific Properties LP, 4.65%,
4/1/29, Callable 1/1/29 @ 100^ 274,050
35,000 Piedmont Operating Partnership LP,
2.75%, 4/1/32, Callable 1/1/32 @ 100 29,928
1,126,943
Oil, Gas & Consumable Fuels (2.7%):
10,000 Antero Midstream Partners LP/
Antero Midstream Finance Corp.,
5.75%, 10/15/33, Callable 10/15/28
@ 102.88
(a)
9,912
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 16,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp., 5.75%,
7/1/34, Callable 1/1/29 @ 102.88
(a)
$ 15,760
10,000 Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 6.63%,
10/15/32, Callable 10/15/27 @
103.31
(a)
10,100
5,000 Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 6.63%,
7/15/33, Callable 7/15/28 @ 103.31
(a)
5,050
18,000 California Resources Corp., 7.00%,
1/15/34, Callable 1/15/29 @ 103.5
(a)
17,730
5,000 California Resources Corp., 7.25%,
1/15/35, Callable 7/15/29 @ 103.63
(a)
4,950
22,000 Calumet Specialty Products Partners
LP/Calumet Finance Corp., 9.75%,
7/15/28, Callable 7/12/26 @ 104.88
(a)
22,523
10,000 Calumet Specialty Products Partners
LP/Calumet Finance Corp., 9.75%,
2/15/31, Callable 2/15/28 @ 104.88
(a)
10,575
46,000 Cheniere Energy Partners, LP,
5.35%, 11/30/36, Callable 5/30/36
@ 100
(a)
45,608
34,000 Cheniere Energy, Inc., 5.20%,
7/30/36, Callable 1/30/36 @ 100
(a)
33,343
32,000 Cheniere Energy, Inc., 6.00%,
7/30/56, Callable 1/30/56 @ 100
(a)
31,814
6,000 CITGO Petroleum Corp., 8.38%,
1/15/29, Callable 8/1/26 @ 104.19
(a)
6,173
34,000 CNX Midstream Partners LP, 4.75%,
4/15/30, Callable 8/1/26 @ 101.19
(a)
32,470
13,000 CNX Resources Corp., 5.88%,
3/1/34, Callable 3/1/29 @ 102.94
(a)
12,610
20,000 Columbia Pipelines Operating Co.
LLC, 5.93%, 8/15/30, Callable
6/15/30 @ 100
(a)
20,779
55,000 Columbia Pipelines Operating Co.
LLC, 6.04%, 11/15/33, Callable
8/15/33 @ 100
(a)
57,575
16,000 Columbia Pipelines Operating Co.
LLC, 6.50%, 8/15/43, Callable
2/15/43 @ 100
(a)
17,033
30,000 Columbia Pipelines Operating Co.
LLC, 6.54%, 11/15/53, Callable
5/15/53 @ 100
(a)
31,910
18,000 Columbia Pipelines Operating Co.
LLC, 6.71%, 8/15/63, Callable
2/15/63 @ 100
(a)
19,553
34,000 Comstock Resources, Inc., 6.75%,
3/1/29, Callable 7/17/26 @ 101.13
(a)
33,405
10,000 CVR Energy, Inc., 7.50%, 2/15/31,
Callable 2/15/28 @ 103.75
(a)
10,100
7,000 CVR Energy, Inc., 7.88%, 2/15/34,
Callable 2/15/29 @ 103.94
(a)
6,912
8,000 DBR Land Holdings LLC, 6.25%,
12/1/30, Callable 12/1/27 @ 103.13
(a)
8,110

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 60,000 DCP Midstream Operating LP,
5.13%, 5/15/29, Callable 2/15/29 @
100 $ 60,516
100,000 DCP Midstream Operating LP,
5.60%, 4/1/44, Callable 10/1/43 @
100 96,235
12,000 Delek Logistics Partners LP/ Delek
Logistics Finance Corp., 8.63%,
3/15/29, Callable 7/12/26 @ 104.31
(a)
12,450
8,000 Delek Logistics Partners LP/ Delek
Logistics Finance Corp., 7.38%,
6/30/33, Callable 6/30/28 @ 103.69
(a)
8,160
190,000 Energy Transfer LP, 4.95%, 6/15/28,
Callable 3/15/28 @ 100 190,926
87,000 Energy Transfer LP, 5.00%, 5/15/50,
Callable 11/15/49 @ 100 73,198
7,000 Energy Transfer LP, 6.50%
(H15T5Y), 2/15/56, Callable 11/15/30
@ 100 7,061
2,000 Energy Transfer LP, 6.75%
(H15T5Y), 2/15/56, Callable 11/15/35
@ 100 2,037
6,000 Energy Transfer LP, Series G, 7.13%
(H15T5Y), Callable 5/15/30 @ 100 6,180
26,000 Genesis Energy, LP Genesis Energy
Finance Corp., 6.75%, 3/15/34,
Callable 3/15/29 @ 103.38 25,805
10,000 Global Partners LP/GLP Finance
Corp., 8.25%, 1/15/32, Callable
1/15/27 @ 104.13
(a)
10,475
5,000 Global Partners LP/GLP Finance
Corp., 7.13%, 7/1/33, Callable 7/1/28
@ 103.56
(a)
5,050
25,000 Gran Tierra Energy, Inc., 9.75%,
4/15/31, Callable 4/15/28 @ 104.88
(a)
22,000
20,000 Harvest Midstream I LP, 7.50%,
5/15/32, Callable 5/15/27 @ 103.75
(a)
20,700
15,000 Harvest Midstream I, LP, 6.75%,
5/15/34, Callable 5/15/29 @ 103.38
(a)
15,188
109,000 Hess Corp., 7.30%, 8/15/31 121,242
25,000 Hess Midstream Operations LP,
5.13%, 6/15/28, Callable 8/1/26 @
100
(a)
24,906
10,000 Howard Midstream Energy Partners
LLC, 7.38%, 7/15/32, Callable
7/15/27 @ 103.69
(a)
10,325
10,000 Howard Midstream Energy Partners
LLC, 6.63%, 1/15/34, Callable
1/15/29 @ 103.31
(a)
10,075
21,000 Kinetik Holdings LP, 6.63%, 12/15/28,
Callable 8/1/26 @ 103.31
(a)
21,341
13,000 Kinetik Holdings LP, 5.88%, 6/15/30,
Callable 8/1/26 @ 101.47
(a)
13,032
22,000 Kosmos Energy, Ltd., 7.75%, 5/1/27,
Callable 7/12/26 @ 100
(a)
21,807
32,000 Kosmos Energy, Ltd., 7.50%, 3/1/28,
Callable 8/1/26 @ 100
(a)
30,360
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 4,000 Kosmos Energy, Ltd., 8.75%,
10/1/31, Callable 10/1/27 @ 104.38
(a)
$ 3,275
408,000 Mesquite Energy, Inc., 7.25%,
2/15/23
(d)
41
20,000 Moss Creek Resources Holdings,
Inc., 8.25%, 9/1/31, Callable 9/1/27
@ 104.13
(a)
19,800
112,000 Occidental Petroleum Corp., 7.50%,
5/1/31 123,620
33,000 ONEOK, Inc., 4.25%, 9/24/27,
Callable 8/24/27 @ 100 32,850
34,000 ONEOK, Inc., 4.40%, 10/15/29,
Callable 9/15/29 @ 100 33,607
67,000 ONEOK, Inc., 4.75%, 10/15/31,
Callable 8/15/31 @ 100 66,078
15,000 Par Petroleum LLC, 7.38%, 6/1/34,
Callable 6/1/29 @ 103.69
(a)
15,150
6,000 PBF Holding Co. LLC/PBF Finance
Corp., 9.88%, 3/15/30, Callable
3/15/27 @ 104.94
(a)
6,405
6,000 PBF Holding Co. LLC/PBF Finance
Corp., 7.88%, 9/15/30, Callable
9/15/26 @ 103.94
(a)
6,105
19,000 PBF Holding Co. LLC/PBF Finance
Corp., 7.25%, 6/1/34, Callable 6/1/29
@ 103.63
(a)
18,810
30,000 Plains All American Pipeline LP,
Series B, 8.02% (TSFR3M), Callable
8/1/26 @ 100 30,314
13,000 Prairie Acquiror LP, 9.00%, 8/1/29,
Callable 8/1/26 @ 104.5
(a)
13,504
19,000 Rio Grande Lng LLC, 5.25%,
6/30/31, Callable 5/30/31 @ 100
(a)
18,982
24,000 Rio Grande Lng LLC, 5.50%,
1/30/34, Callable 11/30/33 @ 100
(a)
23,838
55,000 Rio Grande Lng LLC, 5.75%,
6/30/36, Callable 3/30/36 @ 100
(a)
54,641
8,000 Rockies Express Pipeline LLC,
6.75%, 3/15/33, Callable 3/15/28 @
103.38
(a)
8,240
230,000 Sabine Pass Liquefaction LLC,
4.50%, 5/15/30, Callable 11/15/29
@ 100 227,372
16,000 Sunoco, LP, 5.38%, 7/15/31, Callable
3/15/28 @ 102.69
(a)
15,780
16,000 Sunoco, LP, 6.63%, 8/15/32, Callable
8/15/27 @ 103.31
(a)
16,280
10,000 Sunoco, LP, 5.88%, 3/15/34, Callable
9/15/28 @ 102.94
(a)
9,825
13,000 Sunoco, LP, 5.63%, 7/15/34, Callable
3/15/29 @ 102.81
(a)
12,675
21,000 Sunoco, LP, 7.88% (H15T5Y),
Callable 9/18/30 @ 100
(a)
22,313
39,000 Sunoco, LP/Sunoco Finance Corp.,
5.88%, 3/15/28, Callable 8/1/26 @
100 38,902

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 48,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.,
6.00%, 12/31/30, Callable 8/1/26 @
103
(a)
$ 47,940
39,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.,
6.00%, 9/1/31, Callable 9/1/26 @
103
(a)
38,513
15,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.,
6.75%, 3/15/34, Callable 3/15/29 @
103.38
(a)
15,150
29,000 Targa Resources Corp., 4.35%,
1/15/29, Callable 12/15/28 @ 100 28,771
43,000 Targa Resources Corp., 4.90%,
9/15/30, Callable 8/15/30 @ 100 43,011
33,000 Targa Resources Corp., 4.35%,
4/15/31, Callable 3/15/31 @ 100 32,229
105,000 Targa Resources Corp., 5.65%,
2/15/36, Callable 11/15/35 @ 100 106,463
11,000 USA Compression Partners LP/USA
Compression Finance Corp., 6.25%,
10/1/33, Callable 10/1/28 @ 103.13
(a)
10,904
13,000 Venture Global Plaquemines LNG
LLC, 6.13%, 12/15/30, Callable
9/15/30 @ 100
(a)
13,309
13,000 Venture Global Plaquemines LNG
LLC, 7.50%, 5/1/33, Callable 12/1/32
@ 100
(a)
14,267
18,000 Venture Global Plaquemines LNG
LLC, 6.50%, 1/15/34, Callable
7/15/33 @ 100
(a)
18,720
10,000 Venture Global Plaquemines LNG
LLC, 6.50%, 6/15/34, Callable
12/15/33 @ 100
(a)
10,413
29,000 Venture Global Plaquemines LNG
LLC, 6.75%, 1/15/36, Callable
7/15/35 @ 100
(a)
30,740
7,000 WBI Operating LLC, 6.50%,
10/15/33, Callable 10/15/28 @
103.25
(a)
7,044
400,000 Western Midstream Operating LP,
4.50%, 3/1/28, Callable 12/1/27 @
100 398,337
79,000 Western Midstream Operating, LP,
5.70%, 7/1/36, Callable 4/1/36 @ 100 78,803
220,000 Williams Cos., Inc. (The), 4.65%,
8/15/32, Callable 5/15/32 @ 100 216,709
3,202,794
Passenger Airlines (0.1%):
20,000 Allegiant Travel Co., 7.13%, 7/1/31,
Callable 7/1/28 @ 103.56
(a)
20,250
22,000 JetBlue Airways Corp./JetBlue
Loyalty LP, 9.88%, 9/20/31, Callable
8/27/27 @ 104.94
(a)
19,855
Principal Amount Value
Corporate Bonds, continued
Passenger Airlines, continued
$ 11,000 United Airlines Holdings, Inc., 4.88%,
3/1/29, Callable 12/1/28 @ 100 $ 10,876
12,000 United Airlines Holdings, Inc., 5.38%,
3/1/31, Callable 9/1/30 @ 100 11,910
19,000 VistaJet Malta Finance plc/Vista
Management Holding, Inc., 6.38%,
2/1/30, Callable 8/1/26 @ 101.59^
(a)
18,091
80,982
Professional Services (0.1%):
15,000 AP Core Holdings II LLC, 11.00%,
5/15/31, Callable 5/15/27 @ 105.5
(a)
15,694
20,000 CACI International, Inc., 6.38%,
6/15/33, Callable 6/15/28 @ 103.19
(a)
20,250
11,000 Paychex, Inc., 5.10%, 4/15/30,
Callable 3/15/30 @ 100 11,097
15,000 Paychex, Inc., 5.35%, 4/15/32,
Callable 2/15/32 @ 100 15,178
12,000 Paychex, Inc., 5.60%, 4/15/35,
Callable 1/15/35 @ 100^ 12,091
15,000 Verisk Analytics, Inc., 4.45%, 3/15/31,
Callable 2/15/31 @ 100 14,680
88,990
Real Estate Management & Development (0.2%):
9,000 Anywhere Real Estate Group LLC /
Anywhere Co-Issuer Corp., Class I,
7.00%, 4/15/30, Callable 7/17/26 @
101.31
(a)
9,056
5,000 Anywhere Real Estate Group LLC
/ Realogy Co-Issuer Corp., 5.75%,
1/15/29, Callable 7/17/26 @ 100
(a)
4,969
11,000 Anywhere Real Estate Group LLC
/ Realogy Co-Issuer Corp., 9.75%,
4/15/30, Callable 4/15/27 @ 104.88
(a)
11,811
23,000 Cyprium Corp./ Cyprium Holdings
Luxembourg Sarl , 6.13%, 4/15/31,
Callable 4/15/28 @ 103.06
(a)
23,000
21,000 Cyprium Corp./ Cyprium Holdings
Luxembourg Sarl , 6.38%, 4/15/34,
Callable 4/15/29 @ 103.19
(a)
20,948
15,000 Forestar Group, Inc., 6.50%, 3/15/33,
Callable 3/15/28 @ 103.25
(a)
15,244
20,000 Howard Hughes Corp. (The), 4.38%,
2/1/31, Callable 7/17/26 @ 102.19
(a)
18,900
25,000 Kennedy Wilson, Inc., 7.00%, 6/1/31,
Callable 6/1/28 @ 103.5
(a)
25,531
25,000 Kennedy Wilson, Inc., 7.25%, 6/1/33,
Callable 6/1/29 @ 103.63
(a)
25,500
60,000 Pr Rno Property Owner 1 LLC,
6.50%, 5/1/31, Callable 5/1/28 @
103.25
(a)
59,775
10,000 RHP Hotel Properties, LP/RHP
Finance Corp., 5.75%, 3/15/34,
Callable 3/15/29 @ 102.88
(a)
9,875
224,609

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Retail REITs (0.8%):
$ 22,000 Kite Realty Group Trust, 4.75%,
9/15/30, Callable 6/15/30 @ 100 $ 21,922
31,000 Phillips Edison Grocery Center
Operating Partnership I LP, 4.75%,
3/15/33, Callable 1/15/33 @ 100 30,357
87,000 Sun Communities Operating LP,
2.30%, 11/1/28, Callable 9/1/28 @
100 82,442
232,000 Sun Communities Operating LP,
2.70%, 7/15/31, Callable 4/15/31 @
100 208,744
387,000 Tanger Properties LP, 3.13%, 9/1/26,
Callable 8/1/26 @ 100 385,983
237,000 Tanger Properties LP, 2.75%, 9/1/31,
Callable 6/1/31 @ 100 212,856
942,304
Semiconductors & Semiconductor Equipment
(0.7%):
10,000 Amkor Technology, Inc., 5.88%,
10/1/33, Callable 10/1/28 @ 102.94
(a)
10,012
597,000 Broadcom, Inc., 2.60%, 2/15/33,
Callable 11/15/32 @ 100 518,186
55,000 Broadcom, Inc., 3.42%, 4/15/33,
Callable 1/15/33 @ 100 50,065
21,000 Entegris , Inc., 3.63%, 5/1/29,
Callable 8/1/26 @ 100.91
(a)
20,029
34,000 Entegris , Inc., 5.95%, 6/15/30,
Callable 7/12/26 @ 101.98
(a)
34,255
35,000 NXP BV/NXP Funding LLC/NXP
USA, Inc., 4.85%, 8/19/32, Callable
6/19/32 @ 100 34,568
102,000 NXP BV/NXP Funding LLC/NXP
USA, Inc., 5.25%, 8/19/35, Callable
5/19/35 @ 100 101,858
10,000 ON Semiconductor Corp., 3.88%,
9/1/28, Callable 8/1/26 @ 100
(a)
9,688
18,548 Wolfspeed , Inc., 7.00%, 6/15/31,
Callable 9/29/27 @ 100 16,925
795,586
Software (0.4%):
38,000 Cloud Software Group LLC, 9.00%,
9/30/29, Callable 8/1/26 @ 104.5
(a)
36,860
44,000 Core Scientific Finance I LLC, 7.75%,
5/15/31, Callable 5/15/28 @ 103.88
(a)
44,550
15,000 Oracle Corp., 4.75% (SOFRINDX),
2/4/29 14,987
43,000 Oracle Corp., 4.45%, 9/26/30,
Callable 8/26/30 @ 100 41,468
13,000 Oracle Corp., 4.95%, 2/4/31, Callable
1/4/31 @ 100 12,726
71,000 Oracle Corp., 4.80%, 9/26/32,
Callable 7/26/32 @ 100 67,560
15,000 Oracle Corp., 5.35%, 5/4/33, Callable
3/4/33 @ 100 14,548
65,000 Oracle Corp., 5.20%, 9/26/35,
Callable 6/26/35 @ 100 60,722
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 7,000 Oracle Corp., 5.70%, 2/4/36, Callable
11/4/35 @ 100 $ 6,781
97,000 Oracle Corp., 3.60%, 4/1/40, Callable
10/1/39 @ 100 70,422
40,000 Oracle Corp., 5.88%, 9/26/45,
Callable 3/26/45 @ 100 34,938
7,000 Oracle Corp., 6.55%, 2/4/46, Callable
8/4/45 @ 100 6,595
50,000 Oracle Corp., 5.95%, 9/26/55,
Callable 3/26/55 @ 100 42,509
7,000 Oracle Corp., 6.70%, 2/4/56, Callable
8/4/55 @ 100 6,588
52,000 Oracle Corp., 6.10%, 9/26/65,
Callable 3/26/65 @ 100 43,368
2,000 Oracle Corp., 6.85%, 2/4/66, Callable
8/4/65 @ 100 1,861
506,483
Specialized REITs (0.4%):
10,000 Millrose Properties, Inc., 6.38%,
8/1/30, Callable 8/1/27 @ 103.19
(a)
10,100
10,000 Millrose Properties, Inc., 6.25%,
9/15/32, Callable 9/15/28 @ 103.13
(a)
10,062
21,000 VICI Properties LP, 4.75%, 4/1/28,
Callable 3/1/28 @ 100 20,921
390,000 VICI Properties LP, 4.95%, 2/15/30,
Callable 12/15/29 @ 100 389,342
17,000 VICI Properties LP, 5.75%, 4/1/34,
Callable 1/1/34 @ 100 17,245
10,000 Yondr Jk 1 LLC, 6.88%, 6/30/31,
Callable 6/30/28 @ 103.44
(a)
10,025
457,695
Specialty Retail (0.5%):
5,000 Advance Auto Parts, Inc., 1.75%,
10/1/27, Callable 8/1/27 @ 100 4,807
7,000 Advance Auto Parts, Inc., 3.90%,
4/15/30, Callable 1/15/30 @ 100^ 6,574
12,000 Advance Auto Parts, Inc., 7.00%,
8/1/30, Callable 8/1/27 @ 103.5
(a)
12,290
8,000 Advance Auto Parts, Inc., 3.50%,
3/15/32, Callable 12/15/31 @ 100 7,019
37,000 Advance Auto Parts, Inc., 7.38%,
8/1/33, Callable 8/1/28 @ 103.69
(a)
38,119
47,000 AutoNation, Inc., 4.75%, 6/1/30,
Callable 3/1/30 @ 100 46,574
200,000 AutoZone, Inc., 4.00%, 4/15/30,
Callable 1/15/30 @ 100 194,670
41,000 Carvana Co., 5.88%, 10/1/28,
Callable 7/12/26 @ 101.47
(a)
40,077
10,000 Carvana Co., 4.88%, 9/1/29, Callable
9/1/26 @ 100
(a)
9,350
29,000 Carvana Co., 10.25%, 5/1/30,
Callable 5/1/27 @ 105.13
(a)
30,740
21,000 Michaels Cos., Inc. (The), 8.50%,
3/15/33, Callable 3/15/29 @ 104.25
(a)
20,790
21,000 Michaels Cos., Inc. (The), 11.00%,
3/15/34, Callable 3/15/29 @ 105.5
(a)
20,528

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 26,000 Railworks Holdings LP/ Railworks
Rally, Inc., 8.25%, 11/15/28, Callable
8/1/26 @ 102.06
(a)
$ 25,968
17,000 Staples, Inc., 10.75%, 9/1/29,
Callable 9/1/26 @ 105.38
(a)
16,214
16,000 Staples, Inc., 12.75%, 1/15/30,
Callable 6/15/27 @ 106.38
(a)
12,160
31,000 Wayfair LLC, 7.25%, 10/31/29,
Callable 10/31/26 @ 103.63
(a)
31,930
34,000 Wayfair LLC, 7.75%, 9/15/30,
Callable 9/15/27 @ 103.88
(a)
35,700
23,000 Wayfair LLC, 6.75%, 11/15/32,
Callable 11/15/28 @ 103.38
(a)
23,575
15,000 Wayfair LLC, 7.13%, 5/31/34,
Callable 5/31/29 @ 103.56
(a)
15,412
592,497
Technology Hardware, Storage & Peripherals
(0.4%):
31,000 APLD Compute Co. 3 LLC, 7.00%,
6/15/31, Callable 6/15/28 @ 103.5
(a)
31,000
67,000 Dell International LLC EMC Corp.,
5.00%, 2/15/34, Callable 12/15/33
@ 100 66,042
86,000 Dell International LLC EMC Corp.,
5.25%, 2/15/37, Callable 11/15/36
@ 100 84,450
100,000 Dell International LLC/EMC Corp.,
4.50%, 2/15/31, Callable 1/15/31 @
100 98,507
75,000 Dell International LLC/EMC Corp.,
4.75%, 10/6/32, Callable 8/6/32 @
100 74,017
130,000 Dell International LLC/EMC Corp.,
5.10%, 2/15/36, Callable 11/15/35
@ 100 127,880
13,000 Stingray Compute LLC, 6.00%,
6/15/31, Callable 6/15/28 @ 103
(a)
13,016
494,912
Textiles, Apparel & Luxury Goods (0.0%
†
):
32,892 Beach Acquisition Bidco LLC,
10.00%, 7/15/33, Callable 7/15/28
@ 103
(a)
37,332
Trading Companies & Distributors (0.2%):
10,000 FTAI Aviation Investors LLC, 7.88%,
12/1/30, Callable 12/1/26 @ 103.94
(a)
10,438
10,000 FTAI Aviation Investors LLC, 7.00%,
6/15/32, Callable 6/15/27 @ 103.5
(a)
10,350
21,000 Herc Holdings, Inc., 7.00%, 6/15/30,
Callable 6/15/27 @ 103.5
(a)
21,735
10,000 Herc Holdings, Inc., 5.75%, 3/15/31,
Callable 3/15/28 @ 102.88
(a)
9,962
13,000 Herc Holdings, Inc., 7.25%, 6/15/33,
Callable 6/15/28 @ 103.63
(a)
13,536
10,000 Herc Holdings, Inc., 6.00%, 3/15/34,
Callable 3/15/29 @ 103
(a)
9,938
Principal Amount Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 22,000 LBM Acquisition LLC, 6.25%,
1/15/29, Callable 8/1/26 @ 100
(a)
$ 15,950
10,000 QXO Building Products, Inc., 6.50%,
7/15/31, Callable 7/15/28 @ 103.25
(a)
10,175
15,000 QXO Building Products, Inc., 6.75%,
4/30/32, Callable 4/30/28 @ 103.38
(a)
15,469
10,000 QXO Building Products, Inc., 6.88%,
7/15/34, Callable 7/15/29 @ 103.44
(a)
10,262
15,000 Sumisho Air Lease Corp., Series B,
8.26% (H15T5Y), Callable 9/15/26
@ 100 15,112
44,000 Sumisho Air Lease Corp., Series C,
4.13% (H15T5Y), Callable 12/15/26
@ 100 43,201
12,000 WESCO Distribution, Inc., 5.25%,
4/15/31, Callable 4/15/28 @ 102.63
(a)
11,910
8,000 WESCO Distribution, Inc., 6.38%,
3/15/33, Callable 3/15/28 @ 103.19
(a)
8,210
16,000 WESCO Distribution, Inc., 5.50%,
4/15/34, Callable 4/15/29 @ 102.75
(a)
15,780
222,028
Total Corporate Bonds (Cost $31,616,846) 30,799,479
Yankee Debt Obligations (6.9%):
Aerospace & Defense (0.0%
†
):
26,000 Bombardier, Inc., 7.00%, 6/1/32,
Callable 6/1/27 @ 103.5
(a)
26,877
Automobile Components (0.0%
†
):
15,000 Forvia SE, 6.75%, 9/15/33, Callable
9/15/28 @ 103.38
(a)
15,000
Automobiles (0.0%
†
):
22,000 Aston Martin Capital Holdings, Ltd.,
10.00%, 3/31/29, Callable 8/1/26 @
105
(a)
17,380
Banks (1.6%):
270,000 Barclays plc, 5.09% (SOFR), 6/20/30,
Callable 6/20/29 @ 100 270,703
129,000 BNP Paribas SA, 5.79% (SOFR),
1/13/33, Callable 1/13/32 @ 100
(a)
133,193
13,000 BNP Paribas SA, 7.45% (H15T5Y),
Callable 6/27/35 @ 100
(a)
13,390
200,000 Commonwealth Bank of Australia,
3.61% (H15T5Y), 9/12/34, Callable
9/12/29 @ 100
(a)
191,755
150,000 Deutsche Bank AG, 5.06% (SOFR),
4/14/32, Callable 4/14/31 @ 100 149,518
200,000 Mitsubishi UFJ Financial Group, Inc.,
4.59% (H15T1Y), 4/18/30, Callable
4/18/29 @ 100 198,869
200,000 Mitsubishi UFJ Financial Group, Inc.,
4.85% (H15T1Y), 4/21/32, Callable
4/21/31 @ 100 198,553
286,000 NatWest Group plc, 3.07%
(H15T1Y), 5/22/28, Callable 5/22/27
@ 100 282,004

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Banks, continued
$ 200,000 Societe Generale SA, 5.50%
(H15T1Y), 4/13/29, Callable 4/13/28
@ 100
(a)
$ 202,126
200,000 Sumitomo Mitsui Financial Group,
Inc., 4.93% (SOFR), 7/7/32, Callable
7/7/31 @ 100 199,422
135,000 Westpac Banking Corp., 4.11%
(H15T5Y), 7/24/34, Callable 7/24/29
@ 100 131,634
1,971,167
Capital Markets (0.3%):
314,000 UBS Group AG, 1.49% (H15T1Y),
8/10/27, Callable 8/10/26 @ 100
(a)
312,950
Chemicals (0.1%):
62,000 Herens Holdco Sarl , 4.75%, 5/15/28,
Callable 8/1/26 @ 100
(a)
54,250
21,000 Methanex Corp., 5.25%, 12/15/29,
Callable 9/15/29 @ 100 20,842
34,000 Methanex Corp., 5.65%, 12/1/44,
Callable 6/1/44 @ 100 30,260
105,352
Commercial Services & Supplies (0.0%
†
):
64,000 Ambipar Lux Sarl , 9.88%, 2/6/31,
Callable 2/6/27 @ 104.94
(a)(d)
15,200
13,000 GFL Environmental, Inc., 6.75%,
1/15/31, Callable 1/15/27 @ 103.38
(a)
13,390
28,590
Containers & Packaging (0.0%
†
):
10,000 Ahlstrom Holding 3 Oy, 4.88%,
2/4/28, Callable 8/1/26 @ 100
(a)
9,902
Diversified Telecommunication Services (0.2%):
36,000 Altice France Lux 3/Altice Holdings
1, 10.00%, 1/15/33, Callable 10/1/26
@ 101
(a)
35,280
48,424 Altice France SA, 6.50%, 10/15/31,
Callable 10/1/26 @ 101
(a)
46,850
21,590 Altice France SA, 6.50%, 4/15/32,
Callable 10/1/26 @ 101
(a)
20,888
47,055 Altice France SA, 6.88%, 7/15/32,
Callable 10/15/26 @ 100
(a)
45,643
21,000 C&W Senior Finance, Ltd., 9.00%,
1/15/33, Callable 1/15/28 @ 104.5
(a)
21,210
20,000 IHS Holding, Ltd., 5.63%, 11/29/26,
Callable 8/1/26 @ 100
(a)
19,899
8,000 TELUS Corp., 7.00% (H15T5Y),
10/15/55, Callable 7/15/35 @ 100 8,250
10,000 TELUS Corp., 6.63% (H15T5Y),
10/15/55, Callable 7/15/30 @ 100 10,138
208,158
Energy Equipment & Services (0.0%
†
):
26,000 Consolidated Energy Finance SA,
5.63%, 10/15/28, Callable 7/12/26 @
101.41
(a)
25,220
Principal Amount Value
Yankee Debt Obligations, continued
Energy Equipment & Services, continued
$ 18,000 Consolidated Energy Finance SA,
12.00%, 2/15/31, Callable 2/15/27
@ 106
(a)
$ 18,495
7,000 TGS ASA, 8.50%, 1/15/30, Callable
1/15/27 @ 104.25
(a)
7,359
5,000 Transocean International, Ltd.,
7.88%, 10/15/32, Callable 10/15/28
@ 103.94
(a)
5,212
56,286
Financial Services (1.3%):
209,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 2.45%,
10/29/26, Callable 9/29/26 @ 100 207,651
234,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.30%,
1/30/32, Callable 10/30/31 @ 100 213,881
14,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust, 6.50%
(H15T5Y), 1/31/56, Callable 10/31/30
@ 100 14,121
28,000 Altice Financing SA, 9.63%, 7/15/27,
Callable 8/1/26 @ 100
(a)
21,280
34,000 Altice Financing SA, 5.75%, 8/15/29,
Callable 8/1/26 @ 101.44
(a)
23,630
14,000 Avolon Holdings Funding, Ltd.,
6.38%, 5/4/28, Callable 4/4/28 @
100
(a)
14,359
10,000 Avolon Holdings Funding, Ltd.,
5.15%, 1/15/30, Callable 12/15/29
@ 100
(a)
10,034
49,000 Avolon Holdings Funding, Ltd.,
5.38%, 5/30/30, Callable 4/30/30 @
100
(a)
49,349
250,000 Avolon Holdings Funding, Ltd.,
4.70%, 1/30/31, Callable 12/30/30
@ 100
(a)
244,328
7,000 Avolon Holdings Funding, Ltd.,
4.85%, 4/1/33, Callable 2/1/33 @
100
(a)
6,753
13,000 GGAM Finance, Ltd., 6.88%, 4/15/29,
Callable 8/1/26 @ 103.44
(a)
13,293
53,000 GGAM Finance, Ltd., 5.88%, 3/15/30,
Callable 9/15/26 @ 102.94
(a)
53,066
41,000 Global Aircraft Leasing Co., Ltd.,
8.75%, 9/1/27, Callable 8/1/26 @
104.38
(a)
41,666
5,000 Macquarie Airfinance Holdings, Ltd.,
6.40%, 3/26/29, Callable 2/26/29 @
100
(a)
5,150
200,000 NTT Finance Corp., 4.62%, 7/16/28
(a)
199,492
200,000 NTT Finance Corp., 5.01%, 11/1/31,
Callable 10/1/31 @ 100
(a)
199,398
200,000 NTT Finance Corp., 5.26%, 11/1/33,
Callable 9/1/33 @ 100
(a)
199,366

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 27,000 Sable International Finance, Ltd.,
7.13%, 10/15/32, Callable 10/15/27
@ 103.56
(a)
$ 26,798
1,543,615
Hotels, Restaurants & Leisure (0.1%):
20,000 1011778 BC ULC/New Red Finance,
Inc., 5.63%, 9/15/29, Callable 9/15/26
@ 102.81
(a)
20,100
35,000 A&K Travel Group Holdings, Ltd.,
7.50%, 5/15/33, Callable 5/15/29 @
103.75
(a)
35,262
14,000 Carnival Corp., Ltd., 5.88%, 6/15/31,
Callable 3/15/31 @ 100
(a)
14,245
6,000 Carnival Corp., Ltd., 5.75%, 8/1/32,
Callable 5/1/32 @ 100
(a)
6,045
40,000 Carnival Corp., Ltd., 6.13%, 2/15/33,
Callable 2/15/28 @ 103.06
(a)
40,500
13,000 NCL Corp., Ltd., 6.75%, 2/1/32,
Callable 2/1/28 @ 103.38
(a)
12,951
13,000 NCL Corp., Ltd., 6.25%, 9/15/33,
Callable 9/15/28 @ 103.13
(a)
12,610
21,000 Viking Cruises, Ltd., 9.13%, 7/15/31,
Callable 7/17/26 @ 104.56
(a)
21,998
21,000 Viking Cruises, Ltd., 5.88%,
10/15/33, Callable 10/15/28 @
102.94
(a)
21,000
184,711
Independent Power and Renewable Electricity
Producers (0.1%):
33,000 California Buyer, Ltd./Atlantica
Sustainable Infrastructure plc,
6.38%, 2/15/32, Callable 11/15/27 @
103.19
(a)
33,083
26,740 EnfraGen Energia Sur SA/ EnfraGen
Spain SA/Prime Energia SpA , 5.38%,
12/30/30, Callable 8/1/26 @ 102.69
(a)
25,235
18,000 Transalta Corp., 5.88%, 2/1/34,
Callable 2/1/29 @ 102.94 17,730
13,000 Transalta Corp., 6.50%, 3/15/40 12,789
88,837
Industrial REITs (0.0%
†
):
25,000 Liquid Telecommunications Financing
plc, 10.75%, 4/14/31, Callable
4/14/28 @ 105.38
(a)
25,875
Insurance (0.2%):
200,000 Swiss Re Finance Luxembourg SA,
5.00% (H15T5Y), 4/2/49, Callable
4/2/29 @ 100
(a)
200,272
Media (0.0%
†
):
34,000 Virgin Media Finance plc, 5.00%,
7/15/30, Callable 8/1/26 @ 101.25
(a)
25,712
Metals & Mining (0.2%):
10,000 Alcoa Nederland Holding BV, 7.13%,
3/15/31, Callable 3/15/27 @ 103.56
(a)
10,373
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 29,000 Alumina Pty, Ltd., 6.38%, 9/15/32,
Callable 3/15/28 @ 103.19
(a)
$ 29,435
15,000 Capstone Copper Corp., 6.75%,
3/31/33, Callable 3/31/28 @ 103.38
(a)
15,131
20,000 ERO Copper Corp., 6.50%, 2/15/30,
Callable 8/1/26 @ 101.63
(a)
19,975
21,000 First Quantum Minerals, Ltd., 8.00%,
3/1/33, Callable 3/1/28 @ 104
(a)
21,893
34,000 First Quantum Minerals, Ltd., 6.38%,
2/15/36, Callable 2/15/31 @ 103.19
(a)
33,235
9,000 Mineral Resources, Ltd., 9.25%,
10/1/28, Callable 8/1/26 @ 104.63
(a)
9,292
11,000 Mineral Resources, Ltd., 8.50%,
5/1/30, Callable 8/1/26 @ 102.83
(a)
11,330
8,000 Mineral Resources, Ltd., 7.00%,
4/1/31, Callable 4/1/28 @ 103.5
(a)
8,290
5,000 Mineral Resources, Ltd., 6.00%,
5/1/32, Callable 11/1/28 @ 103
(a)
4,950
5,000 Mineral Resources, Ltd., 6.25%,
5/1/34, Callable 5/1/29 @ 103.13
(a)
4,925
24,469 Samarco Mineracao SA, 9.50%,
6/30/31, Callable 7/17/26 @ 100
(a)
24,592
19,000 Volcan Cia Minera SAA, Class B,
8.50%, 10/28/32, Callable 10/28/28
@ 104.25
(a)
19,588
213,009
Oil, Gas & Consumable Fuels (1.3%):
14,000 Breakwater Energy Holdings Sarl ,
9.25%, 11/15/30, Callable 11/15/27
@ 104.63
(a)
14,753
93,000 Canacol Energy, Ltd., 5.75%,
11/24/28, Callable 8/1/26 @ 101.44
(a)
(d)
32,201
23,000 Cenovus Energy, Inc., 4.65%,
3/20/31, Callable 2/20/31 @ 100 22,734
18,000 Cenovus Energy, Inc., 5.40%,
3/20/36, Callable 12/20/35 @ 100 17,832
14,000 Golar LNG, Ltd., 7.50%, 10/2/30,
Callable 10/2/27 @ 103.75
(a)
14,193
120,000 Petroleos Mexicanos , 5.95%,
1/28/31, Callable 10/28/30 @ 100 118,650
665,000 Petroleos Mexicanos , 6.70%,
2/16/32, Callable 11/16/31 @ 100 669,987
662,000 Petroleos Mexicanos , 6.75%, 9/21/47 566,010
10,000 South Bow Canadian Infrastructure
Holdings, Ltd., 7.50% (H15T5Y),
3/1/55, Callable 12/1/34 @ 100 10,688
6,154 Transocean Aquila, Ltd., 8.00%,
9/30/28, Callable 7/12/26 @ 104
(a)
6,277
43,284 Tullow Holdco 2, Ltd., 15.00%,
11/15/28, Callable 7/12/26 @ 101
(a)
43,500
1,516,825
Pharmaceuticals (0.4%):
36,000 1261229 BC, Ltd., 10.00%, 4/15/32,
Callable 4/15/28 @ 105
(a)
36,450

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Pharmaceuticals, continued
$ 3,000 Bausch Health Cos., Inc., 11.00%,
9/30/28
(a)
$ 3,052
11,000 Teva Pharmaceutical Finance III BV,
3.15%, 10/1/26 10,959
208,000 Teva Pharmaceutical Finance III BV,
5.75%, 12/1/30, Callable 9/1/30 @
100 212,940
200,000 Teva Pharmaceutical Finance III BV,
6.00%, 12/1/32, Callable 9/1/32 @
100 207,500
470,901
Sovereign Bond (0.6%):
200,000 Colombia Government International
Bond, 7.38%, 4/25/30, Callable
3/25/30 @ 100 210,803
250,000 Dominican Republic International
Bond, 6.00%, 7/19/28
(a)
253,437
230,000 Saudi Government International
Bond, 3.25%, 10/22/30
(a)
216,093
680,333
Technology Hardware, Storage & Peripherals
(0.0%
†
):
10,000 Seagate Data Storage Technology
Pte, Ltd., 8.25%, 12/15/29, Callable
7/15/26 @ 104.13
(a)
10,438
10,000 Seagate Data Storage Technology
Pte, Ltd., 5.88%, 7/15/30 10,162
20,600
Textiles, Apparel & Luxury Goods (0.0%
†
):
33,000 Gildan Activewear, Inc., 4.70%,
10/7/30, Callable 9/7/30 @ 100
(a)
32,343
Trading Companies & Distributors (0.2%):
200,000 Avilease Capital, Ltd., 5.50%,
6/30/31, Callable 5/30/31 @ 100
(a)
201,005
Transportation Infrastructure (0.0%
†
):
13,000 VistaJet Malta Finance plc/Vista
Management Holding, Inc., 8.75%,
1/15/32, Callable 7/15/28 @
104.38^
(a)
12,854
Wireless Telecommunication Services (0.3%):
20,000 Iliad Holding SAS, 7.00%, 4/15/32,
Callable 12/1/27 @ 103.5
(a)
20,342
315,000 Millicom International Cellular SA,
6.25%, 3/25/29, Callable 7/12/26 @
101.04
(a)
316,181
26,000 Millicom International Cellular SA,
4.50%, 4/27/31, Callable 7/12/26 @
102.25
(a)
24,213
360,736
Total Yankee Debt Obligations (Cost
$8,399,474) 8,329,290
Principal Amount Value
U.S. Government Agency Mortgages (16.7%):
Federal Home Loan Mortgage Corporation (4.7%):
$ 15,277 2.50%, 7/1/31, Pool #V61246 $ 14,659
25,800 2.50%, 8/1/31, Pool #V61273 24,733
98,476 3.50%, 3/1/32, Pool #C91403 96,927
330,731 3.50%, 7/1/32, Pool #C91467 325,523
32,672 3.00%, 4/1/33, Pool #G18684 31,398
136,158 3.50%, 10/1/34, Pool #C91793 131,615
294,828 4.00%, 5/1/37, Pool #C91938 287,143
15,005 3.50%, 4/1/40, Pool #V81744 13,883
27,609 3.50%, 5/1/40, Pool #V81750 25,545
25,262 3.50%, 6/1/40, Pool #V81792 23,373
16,214 3.50%, 8/1/40, Pool #V81886 15,000
11,002 3.50%, 9/1/40, Pool #V81958 10,179
16,998 4.50%, 1/1/41, Pool #A96051 16,718
18,177 4.50%, 3/1/41, Pool #A97673 18,033
99,896 2.00%, 3/1/41, Pool #SC0136 87,104
28,534 4.50%, 4/1/41, Pool #A97942 28,307
92,923 5.00%, 6/1/41, Pool #G06596 95,509
15,940 2.00%, 7/1/41, Pool #RB5118 13,790
16,616 2.00%, 10/1/41, Pool #RB5131 14,347
326,961 4.50%, 1/1/42, Pool #G60517 316,439
50,501 3.00%, 12/1/42, Pool #C04320 46,015
12,429 4.00%, 5/1/43, Pool #Q18481 11,891
18,539 4.00%, 7/1/43, Pool #Q19597 17,737
17,451 4.00%, 10/1/43, Pool #Q22499 16,696
119,320 3.50%, 1/1/44, Pool #G07922 111,524
60,326 3.50%, 1/1/44, Pool #G60271 56,644
16,665 4.00%, 1/1/44, Pool #V80950 15,892
80,353 4.00%, 1/1/45, Pool #Q30720 77,233
59,129 4.00%, 2/1/45, Pool #G07949 57,160
20,303 3.50%, 3/1/45, Pool #Q31974 19,124
26,578 3.50%, 3/1/45, Pool #Q32008 25,036
12,995 3.50%, 3/1/45, Pool #Q32328 12,241
9,925 3.00%, 5/1/45, Pool #Q33468 9,084
77,815 3.50%, 5/1/45, Pool #Q33547 72,407
15,097 3.50%, 6/1/45, Pool #Q33791 14,048
92,564 3.50%, 6/1/45, Pool #Q34164 86,131
88,570 3.00%, 6/1/45, Pool #Q34156 80,298
20,933 3.00%, 7/1/45, Pool #Q34759 19,042
7,607 3.00%, 7/1/45, Pool #Q34979 6,962
42,036 4.00%, 8/1/45, Pool #Q35845 40,101
6,813 4.00%, 9/1/45, Pool #Q37853 6,512
2,728 4.00%, 11/1/45, Pool #Q38812 2,594
114,416 3.50%, 11/1/45, Pool #Q37467 107,777
5,456 4.00%, 2/1/46, Pool #Q38782 5,204
10,401 4.00%, 2/1/46, Pool #Q38783 9,919
1,245 4.00%, 2/1/46, Pool #Q38879 1,216
5,338 4.00%, 4/1/46, Pool #Q39975 5,092
19,430 4.00%, 4/1/46, Pool #V82292 18,571
126,041 3.50%, 5/1/46, Pool #G60553 116,950
42,896 3.50%, 5/1/46, Pool #G60603 39,922
36,962 3.50%, 5/1/46, Pool #Q40647 34,280
109,786 3.50%, 9/1/46, Pool #Q43257 101,882
6,792 4.00%, 9/1/47, Pool #Q50433 6,558
13,272 4.00%, 10/1/47, Pool #Q51189 12,813
8,087 4.00%, 2/1/48, Pool #Q54192 7,693
87,211 4.00%, 5/1/48, Pool #Q55992 82,966

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 259,325 4.00%, 6/1/48, Pool #G67713 $ 246,678
33,779 4.00%, 7/1/48, Pool #Q59935 32,780
259,289 2.00%, 8/1/50, Pool #SD8097 209,118
255,905 2.50%, 10/1/50, Pool #SD7525 218,903
378,065 2.50%, 11/1/50, Pool #SD7530 322,901
95,484 2.00%, 2/1/51, Pool #SD8128 76,862
29,772 2.50%, 2/1/51, Pool #SD7535 25,429
159,850 2.00%, 3/1/51, Pool #SD2903 128,792
99,733 2.00%, 3/1/51, Pool #SD8134 80,281
19,783 2.50%, 3/1/51, Pool #RA4749 16,729
100,766 2.00%, 5/1/51, Pool #SD7541 82,071
10,641 2.00%, 7/1/51, Pool #QC4163 8,657
143,088 2.00%, 11/1/51, Pool #RA6302 115,874
148,112 2.00%, 12/1/51, Pool #RA6510 120,487
197,782 2.00%, 6/1/52, Pool #SL5025 159,285
66,413 5.50%, 9/1/52, Pool #SD1579 67,561
77,041 5.00%, 11/1/52, Pool #SD1862 76,754
53,269 6.00%, 12/1/52, Pool #RA8306 55,495
75,773 6.00%, 4/1/54, Pool #SD7569 78,392
121,662 6.00%, 5/1/54, Pool #SD7570 125,565
27,035 6.50%, 6/1/54, Pool #SD5521 28,506
32,116 6.50%, 9/1/54, Pool #SD6620 33,864
79,953 6.00%, 9/1/54, Pool #SD6419 83,191
101,384 6.00%, 11/1/54, Pool #RJ2748 104,388
18,045 6.50%, 3/1/55, Pool #RJ3700 19,085
28,698 6.50%, 3/1/55, Pool #RJ3703 30,158
31,219 6.50%, 3/1/55, Pool #RJ3704 32,838
138,643 6.00%, 8/1/55, Pool #RJ4642 143,868
5,669,952
Federal National Mortgage Association (7.7%):
32,993 2.50%, 6/1/29, Pool #MA3734 32,004
22,653 2.50%, 9/1/31, Pool #AS8012 21,817
81,055 2.50%, 12/1/32, Pool #CA3748 77,419
483 4.50%, 7/1/33, Pool #720240 482
1,042 4.50%, 7/1/33, Pool #729327 1,042
2,519 4.50%, 8/1/33, Pool #723124 2,518
5,279 4.50%, 8/1/33, Pool #726956 5,276
574 4.50%, 8/1/33, Pool #727029 574
1,219 4.50%, 8/1/33, Pool #729713 1,211
7,801 4.50%, 8/1/33, Pool #729380 7,798
3,978 4.50%, 8/1/33, Pool #726928 3,977
1,227 4.50%, 8/1/33, Pool #727160 1,227
7,564 4.50%, 9/1/33, Pool #727147 7,561
2,537 4.50%, 9/1/33, Pool #734922 2,536
11,891 4.50%, 12/1/33, Pool #AL5321 11,886
8,834 6.00%, 10/1/34, Pool #AL2130 9,037
16,418 4.50%, 9/1/35, Pool #AB8198 16,409
176,942 6.00%, 5/1/36, Pool #745512 181,359
96,125 6.00%, 1/1/37, Pool #932030 99,708
16,773 6.00%, 3/1/37, Pool #889506 17,667
24,047 6.00%, 1/1/38, Pool #889371 25,053
9,115 6.00%, 3/1/38, Pool #889219 9,612
4,020 6.00%, 7/1/38, Pool #889733 4,242
22,385 4.50%, 3/1/39, Pool #AB0051 22,373
105,913 4.50%, 4/1/39, Pool #AB0043 105,859
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 104,474 2.50%, 8/1/39, Pool #MA3761 $ 94,414
12,020 4.50%, 11/1/39, Pool #AC5442 11,912
34,366 6.00%, 5/1/40, Pool #AL2129 35,803
92,553 2.00%, 11/1/40, Pool #MA4176 81,219
13,621 2.00%, 12/1/40, Pool #MA4204 11,812
17,633 4.50%, 2/1/41, Pool #AH5580 17,475
14,615 2.00%, 2/1/41, Pool #MA4268 12,620
14,928 2.00%, 3/1/41, Pool #MA4287 12,890
43,504 2.00%, 4/1/41, Pool #CB0116 37,932
16,036 2.00%, 6/1/41, Pool #MA4364 13,929
31,095 2.00%, 6/1/41, Pool #FM7891 27,112
122,218 2.00%, 10/1/41, Pool #MA4446 105,531
345,845 1.50%, 11/1/41, Pool #MA4473 288,786
2,203 6.00%, 1/1/42, Pool #AL2128 2,224
627,404 2.00%, 5/1/42, Pool #FS4603 542,785
102,036 2.50%, 2/1/43, Pool #AB8465 90,206
110,844 4.50%, 3/1/44, Pool #AL5082 109,201
32,466 3.00%, 5/1/45, Pool #AS4972 29,285
21,754 5.00%, 6/1/45, Pool #AZ3448 22,033
67,517 3.00%, 8/1/45, Pool #AS5634 60,901
8,994 3.00%, 8/1/45, Pool #AZ3728 8,114
22,807 3.00%, 8/1/45, Pool #AZ8288 20,574
24,645 4.50%, 2/1/46, Pool #BM5199 24,372
20,791 4.50%, 8/1/46, Pool #AL9111 20,502
275,791 4.50%, 2/1/47, Pool #AL9846 272,457
20,189 3.00%, 5/1/49, Pool #MA3670 17,819
77,136 3.50%, 1/1/50, Pool #FS3728 72,800
97,088 3.00%, 7/1/50, Pool #FA4775 86,950
151,811 1.50%, 12/1/50, Pool #CA8005 116,430
137,043 2.00%, 4/1/51, Pool #MA4305 110,323
189,493 2.50%, 4/1/51, Pool #FM6540 163,052
114,847 3.00%, 6/1/51, Pool #FS4922 102,025
387,243 3.00%, 6/1/51, Pool #CB0850 341,331
8,626 2.00%, 7/1/51, Pool #BT1461 7,017
64,674 3.00%, 8/1/51, Pool #FM9973 57,303
184,504 2.00%, 10/1/51, Pool #CB1799 149,851
149,723 3.00%, 11/1/51, Pool #CB2164 132,525
258,185 2.00%, 11/1/51, Pool #FM9568 210,291
163,233 2.00%, 11/1/51, Pool #FM9539 132,785
563,454 2.50%, 11/1/51, Pool #FM9501 479,310
108,648 3.00%, 11/1/51, Pool #FM9632 96,166
47,183 3.00%, 12/1/51, Pool #CB2420 41,765
72,074 2.00%, 12/1/51, Pool #CB2348 58,633
139,106 2.50%, 12/1/51, Pool #CB2320 118,345
105,942 5.50%, 10/1/52, Pool #CB4843 106,606
68,858 5.00%, 11/1/52, Pool #FS3248 68,583
145,908 5.00%, 11/1/52, Pool #CB5128 145,364
38,928 5.00%, 11/1/52, Pool #FS3295 38,602
33,863 5.50%, 6/1/53, Pool #CB6642 34,476
73,316 5.50%, 6/1/53, Pool #CB6527 74,525
65,825 6.00%, 6/1/53, Pool #CB6538 67,879
223,518 5.50%, 7/1/53, Pool #CB6673 227,159
89,690 6.00%, 7/1/53, Pool #FS5067 92,488
114,265 5.50%, 8/1/53, Pool #CB6911 116,333
98,775 6.50%, 9/1/53, Pool #CB7134 103,525
137,978 3.00%, 10/1/53, Pool #FA2612 121,177

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 298,285 2.50%, 1/1/54, Pool #FA4958 $ 252,134
269,727 6.00%, 5/1/55, Pool #CC0404 279,161
66,458 6.50%, 8/1/55, Pool #CC0888 69,905
74,981 5.50%, 4/1/56, Pool #CC2377 76,527
72,961 5.50%, 4/1/56, Pool #CC2342 74,514
200,000 2.00%, 7/25/56, TBA 159,500
750,000 5.50%, 7/25/56, TBA 752,461
300,000 3.00%, 7/25/56, TBA 261,422
1,275,000 2.00%, 8/25/56, TBA 1,015,219
9,255,017
Government National Mortgage Association (4.3%):
1,838 5.00%, 6/15/34, Pool #629493 1,853
1,258 5.00%, 3/15/38, Pool #676766 1,275
1,074 5.00%, 4/15/38, Pool #672672 1,089
4,049 5.00%, 8/15/38, Pool #687818 4,105
30,843 5.00%, 1/15/39, Pool #705997 31,408
60,779 5.00%, 3/15/39, Pool #646746 61,893
420 5.00%, 3/15/39, Pool #697946 427
63,106 4.00%, 10/15/40, Pool #783143 60,962
17,200 4.00%, 10/20/40, Pool #4833 16,492
52,301 4.00%, 1/20/41, Pool #4922 50,149
143,435 4.50%, 3/20/41, Pool #4978 141,639
50,578 4.50%, 5/20/41, Pool #5055 49,945
103,984 4.00%, 5/20/41, Pool #5054 98,668
51,772 4.50%, 6/15/41, Pool #366975 50,696
33,902 4.50%, 6/20/41, Pool #5082 33,478
135,898 3.50%, 12/20/41, Pool #5258 126,019
240,460 4.00%, 1/20/42, Pool #5280 228,162
86,295 3.00%, 12/20/42, Pool #MA0624 78,638
135,133 3.00%, 12/20/42, Pool #AA5872 123,647
15,015 3.00%, 1/20/43, Pool #MA0698 13,733
189,296 3.50%, 2/20/43, Pool #MA0783 175,475
36,533 3.00%, 3/20/43, Pool #AD8812 32,938
24,356 3.50%, 3/20/43, Pool #AD8884 22,138
89,005 3.00%, 3/20/43, Pool #AA6146 80,574
10,408 3.50%, 4/20/43, Pool #AB9891 9,460
25,949 3.50%, 4/20/43, Pool #AD9075 23,585
2,165 4.00%, 7/20/44, Pool #MA2074 2,074
92,490 4.00%, 4/15/46, Pool #784232 86,575
13,885 3.50%, 7/20/46, Pool #784391 12,826
7,961 3.00%, 10/20/46, Pool #MA4003 7,169
416,072 3.00%, 12/20/46, Pool #MA4126 375,336
45,681 4.00%, 1/15/47, Pool #AX5831 42,948
44,135 4.00%, 1/15/47, Pool #AX5857 41,821
131,283 3.00%, 1/20/47, Pool #MA4195 118,431
79,705 3.00%, 2/20/47, Pool #MA4261 71,705
132,631 4.00%, 4/20/47, Pool #784304 126,158
119,398 4.00%, 4/20/47, Pool #784303 113,568
36,708 4.00%, 4/20/48, Pool #BG3507 34,559
37,189 4.00%, 4/20/48, Pool #BG7744 35,012
45,159 2.00%, 9/20/50, Pool #MA6864 36,986
82,791 2.00%, 10/20/50, Pool #MA6930 67,810
229,246 2.00%, 11/20/50, Pool #MA6994 187,764
1,109,035 2.50%, 6/20/51, Pool #MA7418 946,904
43,219 2.00%, 1/20/52, Pool #MA7826 35,402
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 39,352 4.00%, 10/20/52, Pool #MA8346 $ 37,072
561,771 4.50%, 4/20/53, Pool #MA8799 540,188
72,787 5.50%, 2/20/55, Pool #MB0205 73,249
19,589 5.50%, 5/20/55, Pool #MB0366 19,696
300,000 5.50%, 7/20/56, TBA 301,359
375,000 5.50%, 8/20/56, TBA 376,113
5,209,173
Total U.S. Government Agency Mortgages
(Cost $21,323,821) 20,134,142
U.S. Treasury Obligations (33.1%):
U.S. Treasury Bonds (12.9%):
2,112,000 4.88%, 8/15/45 2,095,912
49,000 4.63%, 2/15/46 47,027
721,000 4.00%, 11/15/52 616,652
3,690,000 3.63%, 2/15/53 2,951,135
8,364,000 4.13%, 8/15/53 7,305,105
810,000 4.25%, 8/15/54 723,273
1,035,700 4.75%, 5/15/55 1,004,710
628,000 4.75%, 8/15/55 609,356
180,000 5.00%, 5/15/56 181,891
15,535,061
U.S. Treasury Notes (20.2%):
660,000 3.50%, 2/28/31 640,767
281,600 4.13%, 5/31/32 279,675
7,400,000 3.50%, 2/15/33 7,061,508
2,363,400 3.38%, 5/15/33 2,232,490
160,000 4.25%, 6/30/33 159,387
469,000 4.00%, 2/15/34 458,393
3,958,300 3.88%, 8/15/34 3,823,316
2,170,000 4.25%, 11/15/34 2,148,724
2,395,700 4.25%, 8/15/35 2,365,286
2,258,300 4.00%, 11/15/35 2,184,817
3,156,000 4.13%, 2/15/36 3,079,935
24,434,298
Total U.S. Treasury Obligations (Cost
$42,032,005) 39,969,359
Shares
Unaffiliated Investment Companies (3.7%):
Money Market Funds (3.7%):
564,148 BlackRock Liquidity FedFund ,
Institutional Class, 3.54%
(e)(f)
564,148
3,909,433 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(f)
3,909,433
Total Unaffiliated Investment Companies (Cost
$4,473,581) 4,473,581
Total Investment Securities
(Cost $128,852,500 ) — 103.0% 124,442,655
Net other assets (liabilities) — (3.0)% (3,657,985)
Net Assets — 100.0% $ 120,784,670

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026 .
CVR—Contingent Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $541,041.
+ This security represents an unfunded loan commitment. The Fund’s total unfunded commitment at June 30, 2026, was $1,063 and was valued at $989 (0.0% of net assets).
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2026.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2026.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(f) The rate represents the effective yield at June 30, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.
Securities Sold Short (-0.3%):
At June 30, 2026, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.50% 7/25/56 $ (300,000) $ (249,868) $ (250,500)
Federal National Mortgage Association, TBA 3.50% 7/25/56 (75,000) (68,027) (68,027)
$ (317,895) $ (318,527)
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 10 $ 1,098,906 $ 7,560
U.S. Treasury 5-Year Note September Futures (U.S. Dollar) 9/30/26 100 10,704,688 20,140
$ 27,700

Allianz Variable Insurance Products Trust
AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2026 :
(Unaudited)
Country Percentage
Australia 0.3%
Bermuda 0.1%
Brazil —%
†
Canada 0.3%
Cayman Islands 6.1%
Colombia 0.2%
Dominican Republic 0.2%
Finland —%
†
France 0.4%
Germany 0.1%
Ghana —%
†
Ireland 0.4%
Japan 1.0%
Jersey 0.8%
Luxembourg 0.6%
Mexico 1.1%
Netherlands 0.4%
Norway —%
†
Panama —%
Peru —%
†
Saudi Arabia 0.3%
Singapore —%
†
South Africa —%
†
Spain —%
†
Switzerland 0.3%
United Kingdom 0.5%
United States 86.9%
100.0%
† Represents less than 0.05%.

Allianz Variable Insurance Products Trust
AZL Government Money Market Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages ( 21 .1% ):
Federal Farm Credit Bank ( 1 .2% ):
$ 1,145,000 3.70% (SOFR+4bps), 5/10/27 $ 1,145,000
470,000 3.72% (SOFR+6bps), 5/24/27 470,000
325,000 3.72% (SOFR+6bps), 7/23/27 325,000
310,000 3.72% (SOFR+6bps), 9/13/27 310,000
240,000 3.75% (SOFR+9bps), 2/9/28 240,000
260,000 3.74% (SOFR+8bps), 2/11/28 260,000
400,000 3.75% (SOFR+9bps), 3/16/28 400,000
2,250,000 3.75% (SOFR+9bps), 3/24/28 2,250,000
335,000 3.75% (SOFR+9bps), 4/10/28 335,000
460,000 3.75% (SOFR+9bps), 5/19/28 460,000
6,195,000
Federal Farm Credit Banks Funding Corp. ( 3 .0% ):
3,600,000 3.80% (SOFR+14bps), 10/15/26 3,599,942
2,000,000 4.04% (USBMMY3M+27bps),
10/16/26 2,000,000
860,000 3.71% (SOFR+5bps), 11/6/26 860,000
147,000 3.70% (SOFR+4bps), 11/19/26 147,000
1,095,000 3.70% (SOFR+4bps), 1/20/27 1,095,000
371,000 3.75% (SOFR+9bps), 1/27/27 371,000
1,100,000 3.74% (SOFR+8bps), 2/1/27 1,100,000
4,290,000 3.73% (SOFR+7bps), 3/5/27 4,290,000
585,000 3.71% (SOFR+5bps), 3/15/27 585,000
395,000 3.73% (SOFR+7bps), 3/26/27 395,000
170,000 3.71% (SOFR+5bps), 4/19/27 170,000
510,000 3.71% (SOFR+5bps), 5/24/27 510,000
390,000 3.77% (SOFR+11bps), 11/19/27 390,000
120,000 3.74% (SOFR+8bps), 11/23/27 120,000
15,632,942
Federal Home Loan Banks ( 13 .6% ):
1,400,000 0.00%, 7/1/26(a) 1,400,000
1,070,000 3.65% (SOFR+3bps), 7/2/26 1,070,000
270,000 3.62%, 7/2/26 270,000
360,000 3.62%, 7/2/26 360,000
500,000 3.66%, 7/7/26 500,000
1,000,000 3.12%, 7/8/26(a) 999,307
1,440,000 3.14%, 7/10/26(a) 1,438,744
1,400,000 3.25%, 7/13/26(a) 1,398,360
920,000 3.68% (SOFR+2bps), 7/17/26 920,000
1,995,000 3.32%, 7/17/26(a) 1,991,881
950,000 Series 3, 3.67% (SOFR+1bps),
7/21/26 950,000
500,000 Series 2, 3.67% (SOFR+1bps),
7/21/26 500,000
800,000 3.67% (SOFR+1bps), 7/22/26 800,000
500,000 3.67% (SOFR+1bps), 7/22/26 500,000
940,000 3.67% (SOFR+1bps), 7/24/26 940,000
500,000 3.67% (SOFR+1bps), 7/28/26 500,000
2,700,000 3.51%, 7/29/26(a) 2,692,379
1,500,000 3.45%, 7/31/26(a) 1,495,562
980,000 3.67% (SOFR+1bps), 8/4/26 980,000
1,700,000 3.46%, 8/5/26(a) 1,694,141
200,000 3.67% (SOFR+1bps), 8/18/26 199,999
470,000 3.67% (SOFR+1bps), 8/19/26 470,000
500,000 3.68% (SOFR+2bps), 8/20/26 500,005
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Banks, continued
$ 200,000 3.49%, 8/21/26(a) $ 198,998
3,320,000 3.67% (SOFR+1bps), 8/21/26 3,320,000
470,000 3.67% (SOFR+1bps), 8/24/26 470,000
200,000 3.50%, 8/28/26(a) 198,860
980,000 3.68% (SOFR+2bps), 9/3/26 980,000
500,000 3.67% (SOFR+1bps), 9/4/26 499,991
1,300,000 3.67% (SOFR+1bps), 9/8/26 1,300,000
1,300,000 3.68% (SOFR+2bps), 9/11/26 1,300,000
1,300,000 3.47%, 9/14/26(a) 1,290,534
950,000 3.68% (SOFR+2bps), 9/23/26 950,000
1,300,000 3.68% (SOFR+2bps), 10/6/26 1,300,000
900,000 3.68% (SOFR+2bps), 10/7/26 900,000
960,000 3.68% (SOFR+2bps), 10/7/26 960,000
960,000 3.68% (SOFR+2bps), 10/13/26 960,000
485,000 3.68% (SOFR+2bps), 10/14/26 485,000
680,000 3.68% (SOFR+2bps), 10/21/26 680,000
780,000 3.68% (SOFR+2bps), 10/23/26 780,000
1,430,000 3.68% (SOFR+2bps), 10/26/26 1,430,000
980,000 3.69% (SOFR+3bps), 10/29/26 980,000
900,000 3.69% (SOFR+3bps), 11/3/26 900,000
1,365,000 3.69% (SOFR+3bps), 11/12/26 1,365,000
960,000 3.69% (SOFR+3bps), 11/18/26 960,000
670,000 3.69% (SOFR+3bps), 11/19/26 670,000
890,000 3.69% (SOFR+3bps), 11/23/26 890,000
1,010,000 3.69% (SOFR+3bps), 11/23/26 1,010,000
270,000 3.62%, 11/27/26(a) 265,988
4,500,000 3.69% (SOFR+3bps), 11/30/26 4,500,000
490,000 3.69% (SOFR+3bps), 11/30/26 490,000
925,000 3.69% (SOFR+3bps), 12/9/26 925,000
910,000 3.69% (SOFR+3bps), 12/11/26 910,000
1,275,000 3.70% (SOFR+4bps), 12/14/26 1,275,000
1,400,000 3.71% (SOFR+5bps), 12/28/26 1,400,000
1,470,000 3.63%, 12/31/26(a) 1,443,211
500,000 3.69% (SOFR+3bps), 1/4/27 500,000
2,800,000 3.50%, 1/11/27, Callable 9/11/26 @
100 2,800,000
905,000 3.71% (SOFR+5bps), 1/25/27 905,000
980,000 3.70% (SOFR+4bps), 1/28/27 980,000
455,000 3.72% (SOFR+6bps), 2/24/27 455,000
1,730,000 3.70% (SOFR+4bps), 2/25/27 1,730,000
1,060,000 3.76% (SOFR+10bps), 3/18/27 1,060,000
860,000 3.73% (SOFR+7bps), 3/25/27 860,000
1,800,000 3.85%, 4/9/27, Callable 9/9/26 @ 100 1,800,000
1,200,000 3.74% (SOFR+8bps), 1/24/28 1,200,000
385,000 3.75% (SOFR+9bps), 5/12/28 385,000
71,232,960
Federal Home Loan Mortgage Corporation ( 0 .6% ):
1,200,000 3.80% (SOFR+14bps), 9/23/26 1,200,000
900,000 3.80% (SOFR+14bps), 10/16/26 900,000
800,000 3.78% (SOFR+12bps), 5/5/27 800,000
2,900,000
Federal National Mortgage Association ( 2 .7% ):
3,810,000 3.78% (SOFR+12bps), 7/29/26 3,810,000
1,250,000 3.80% (SOFR+14bps), 8/21/26 1,250,000

Allianz Variable Insurance Products Trust
AZL Government Money Market Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,415,000 3.80% (SOFR+14bps), 10/23/26 $ 1,415,000
1,900,000 3.80% (SOFR+14bps), 11/20/26 1,900,000
1,000,000 3.74% (SOFR+8bps), 1/7/28 1,000,145
420,000 3.75% (SOFR+9bps), 2/2/28 420,000
900,000 3.75% (SOFR+9bps), 3/6/28 900,000
2,200,000 3.75% (SOFR+9bps), 4/6/28 2,200,000
1,100,000 3.75% (SOFR+9bps), 5/8/28 1,100,000
13,995,145
Total U.S. Government Agency Mortgages
(Cost $109,956,047) 109,956,047
U.S. Treasury Obligations ( 24 .3% ):
U.S. Treasury Bills ( 15 .2% ):
345,000 1.75%, 7/2/26(a) 344,967
4,000,000 3.13%, 7/9/26(a) 3,996,868
1,300,000 3.34%, 7/14/26(a) 1,298,312
1,700,000 3.43%, 7/21/26(a) 1,696,602
891,000 3.53%, 8/6/26(a) 887,778
10,490,000 3.53%, 8/11/26(a) 10,446,991
5,400,000 3.43%, 8/13/26(a) 5,377,425
9,750,000 3.51%, 8/20/26(a) 9,701,750
300,000 3.58%, 8/27/26(a) 298,278
14,772,000 3.57%, 9/3/26(a) 14,677,312
1,780,000 3.60%, 9/15/26(a) 1,766,416
70,000 3.59%, 10/1/26(a) 69,356
4,414,100 3.63%, 10/6/26(a) 4,370,867
1,502,500 3.61%, 10/8/26(a) 1,487,563
1,945,000 3.68%, 10/20/26(a) 1,922,991
1,070,000 3.64%, 11/12/26(a) 1,055,602
3,400,000 3.72%, 12/17/26(a) 3,341,263
7,374,800 3.50%, 12/24/26(a) 7,250,020
5,015,100 3.44%, 1/21/27(a) 4,918,745
400,000 3.45%, 2/18/27(a) 391,268
3,900,000 3.56%, 3/18/27(a) 3,801,839
79,102,213
U.S. Treasury Notes ( 9 .1% ):
3,905,000 3.96% (USBMMY3M+18bps),
7/31/26 3,904,824
6,915,000 3.98% (USBMMY3M+21bps),
10/31/26 6,915,000
188,000 4.13%, 10/31/26 188,242
1,245,000 4.25%, 11/30/26 1,248,239
1,285,000 4.25%, 12/31/26 1,289,307
400,000 4.00%, 1/15/27 400,915
8,435,000 3.87% (USBMMY3M+10bps),
1/31/27 8,434,901
2,900,000 4.13%, 2/28/27 2,910,623
1,000,000 1.88%, 2/28/27 989,490
1,500,000 4.25%, 3/15/27 1,507,427
1,500,000 3.88%, 3/31/27 1,503,451
400,000 2.50%, 3/31/27 396,985
360,000 2.75%, 4/30/27 357,158
1,170,000 3.75%, 4/30/27 1,170,155
540,000 2.63%, 5/31/27 534,438
500,000 0.50%, 5/31/27 485,266
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 850,000 3.88%, 5/31/27 $ 850,735
600,000 3.25%, 6/30/27 596,159
2,042,400 3.75%, 6/30/27 2,039,071
3,160,000 3.93% (USBMMY3M+16bps),
7/31/27 3,158,741
3,780,000 3.97% (USBMMY3M+19bps),
10/31/27 3,781,284
900,000 3.87% (USBMMY3M+10bps),
1/31/28 899,987
3,755,300 3.88% (USBMMY3M+10bps),
4/30/28 3,756,260
47,318,658
Total U.S. Treasury Obligations (Cost
$126,420,871) 126,420,871
Repurchase Agreements ( 41 .4% ):
22,000,000 Bank of Montreal, 3.64%,
7/1/26, (Purchased on 6/30/26,
proceeds at maturity $22,002,224,
Collateralized by U.S. Treasury
Bills, 0.00%, 7/7/26 - 7/28/26, fair
value of $22,440,060) 22,000,000
32,000,000 Bank of Nova Scotia, 3.64%,
7/1/26, (Purchased on 6/30/26,
proceeds at maturity $32,003,236,
Collateralized by U.S. Treasury
Obligations, 1.00% - 4.25%,
1/31/28 - 8/15/54, fair value of
$32,643,308) 32,000,000
30,000,000 BNP Paribas, 3.65%, 7/1/26,
(Purchased on 6/30/26, proceeds
at maturity $30,003,042,
Collateralized by U.S. Government
Agency Obligations, 2.00% -
7.00%, 11/1/29 - 6/20/56, fair value
of $30,679,663) 30,000,000
32,000,000 Citigroup Global Markets, 3.65%,
7/1/26, (Purchased on 6/30/26,
proceeds at maturity $32,003,244,
Collateralized by U.S. Government
Agency Obligations, 4.81% -
6.76%, 8/20/27 - 5/20/76, fair
value of $32,640,000) 32,000,000
30,000,000 Natixis, 3.64%, 7/1/26, (Purchased
on 6/30/26, proceeds at maturity
$30,003,033, Collateralized by
U.S. Treasury Obligations, 0.00%
- 4.63%, 10/22/26 - 2/15/55, fair
value of $30,600,005) 30,000,000
35,000,000 Sumitomo Mitsui, 3.64%,
7/1/26, (Purchased on 6/30/26,
proceeds at maturity $35,003,539,
Collateralized by U.S. Treasury
Obligations, 0.00% - 4.25%,
9/17/26 - 8/15/50, fair value of
$35,700,000) 35,000,000

Allianz Variable Insurance Products Trust
AZL Government Money Market Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Principal Amount Value
Repurchase Agreements, continued
$ 10,000,000 Toronto Dominion Bank NY,
3.64%, 7/1/26, (Purchased on
6/30/26, proceeds at maturity
$10,001,011, Collateralized by
U.S. Treasury Note, 3.75%,
4/30/27, fair value of $10,200,078) $ 10,000,000
Principal Amount Value
Repurchase Agreements, continued
$ 25,000,000 Toronto Dominion Bank NY,
3.65%, 7/1/26, (Purchased on
6/30/26, proceeds at maturity
$25,002,535, Collateralized
by U.S. Government Agency
Obligation, 3.71%, 4/6/28, fair
value of $25,500,775) $ 25,000,000
Total Repurchase Agreements (Cost
$216,000,000) 216,000,000
Total Investment Securities
(Cost $ 452,376,918 ) — 86 .8% 452,376,918
Net other assets (liabilities) — 13 .2% 69,035,810
Net Assets — 100.0% $ 521,412,728
SOFR—Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate
(a) The rate represents the effective yield at June 30, 2026.

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.6%):
Aerospace & Defense (3.2%):
31,792 Airbus SE $ 7,075,578
156,921 BAE Systems plc 3,838,231
8,314 CSG NV* 121,368
987 Dassault Aviation SA 323,981
1,503 Elbit Systems, Ltd. 1,144,101
3,296 Hensoldt AG 255,211
23,173 Kongsberg Gruppen ASA 698,871
21,918 Leonardo SpA 1,175,265
66,235 Melrose Industries plc 417,592
2,839 MTU Aero Engines AG 1,180,689
2,493 Rheinmetall AG 2,821,640
449,661 Rolls-Royce Holdings plc 8,631,984
17,377 Saab AB, Class B 901,667
18,493 Safran SA 7,310,824
83,200 Singapore Technologies Engineering,
Ltd. 671,491
4,946 Thales SA 1,270,644
37,839,137
Air Freight & Logistics (0.5%):
49,263 Deutsche Post AG 2,989,018
10,274 DSV A/S 2,439,148
12,145 InPost SA* 213,833
5,641,999
Automobile Components (0.6%):
25,800 Aisin Corp. 348,648
58,600 Bridgestone Corp. 1,233,940
32,924 Cie Generale des Etablissements
Michelin SCA 1,271,607
5,947 Continental AG 490,402
87,300 Denso Corp. 1,008,480
151,600 Sumitomo Electric Industries, Ltd. 2,798,581
7,151,658
Automobiles (1.6%):
15,056 Bayerische Motoren Werke AG 985,179
6,432 Ferrari NV 2,383,522
195,400 Honda Motor Co., Ltd. 1,770,336
27,700 Isuzu Motors, Ltd. 366,318
38,566 Mercedes-Benz Group AG 1,935,581
134,600 Nissan Motor Co., Ltd.*^ 249,887
8,983 Renault SA 257,680
110,172 Stellantis NV, NYS* 628,055
1,047 Stellantis NV Milan* 5,958
28,200 Subaru Corp. 415,585
85,300 Suzuki Motor Corp. 1,026,862
508,630 Toyota Motor Corp. 8,530,644
43,900 Yamaha Motor Co., Ltd.^ 332,388
18,887,995
Banks (15.5%):
33,480 ABN AMRO Bank NV, Class CV 1,423,815
113,779 AIB Group plc 1,336,961
161,975 ANZ Group Holdings, Ltd. 3,968,267
Shares Value
Common Stocks, continued
Banks, continued
99,892 Banca Monte dei Paschi di Siena
SpA $ 1,240,258
301,857 Banco Bilbao Vizcaya Argentaria SA 7,571,765
61,793 Banco BPM SpA 1,067,184
455,211 Banco Comercial Portugues SA,
Class R 538,815
250,035 Banco de Sabadell SA 888,095
770,602 Banco Santander SA 10,659,718
66,526 Bank Hapoalim BM 1,535,621
79,310 Bank Leumi Le-Israel BM, Class IS 1,775,761
50,602 Bank of Ireland Group plc 1,008,539
32,840 Bankinter SA 550,945
1,647 Banque Cantonale Vaudoise ,
Registered Shares 241,383
734,242 Barclays plc 4,929,911
3,883 BAWAG Group AG 778,478
52,979 BNP Paribas SA 6,191,513
197,000 BOC Hong Kong Holdings, Ltd. 1,068,485
84,342 BPER Banca SpA 1,323,743
188,746 CaixaBank SA 2,678,772
29,400 Chiba Bank, Ltd. (The) 447,166
34,112 Commerzbank AG^ 1,451,359
89,537 Commonwealth Bank of Australia 10,231,259
48,491 Credit Agricole SA 975,359
33,439 Danske Bank A/S 1,794,251
110,040 DBS Group Holdings, Ltd. 5,561,475
96,544 Deutsche Bank AG, Registered
Shares 3,268,614
44,340 DNB Bank ASA 1,319,259
16,494 Erste Group Bank AG 2,209,570
31,970 FinecoBank Banca Fineco SpA 801,992
920,655 HSBC Holdings plc 17,485,058
157,098 ING Groep NV 4,969,752
749,135 Intesa Sanpaolo SpA 5,131,145
66,085 Israel Discount Bank, Ltd., Class A 655,965
94,800 Japan Post Bank Co., Ltd. 1,806,031
12,219 KBC Group NV 1,666,537
3,127,266 Lloyds Banking Group plc 4,613,644
571,100 Mitsubishi UFJ Financial Group, Inc. 11,330,581
8,427 Mizrahi Tefahot Bank, Ltd. 557,633
126,563 Mizuho Financial Group, Inc. 6,077,993
165,064 National Australia Bank, Ltd. 4,340,638
428,246 NatWest Group plc 3,773,860
165,401 Nordea Bank Abp 3,141,054
175,399 Oversea-Chinese Banking Corp., Ltd. 3,375,024
6,619 Raiffeisen Bank International AG 422,709
110,687 Resona Holdings, Inc. 1,443,813
317,881 Sberbank of Russia PJSC*
(a)
(b) —
77,373 Skandinaviska Enskilda Banken AB,
Class A 1,540,266
34,318 Societe Generale SA 3,038,519
96,176 Standard Chartered plc 2,606,351
195,007 Sumitomo Mitsui Financial Group,
Inc. 7,624,803
32,906 Sumitomo Mitsui Trust Group, Inc. 1,228,525

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
74,474 Svenska Handelsbanken AB, Class A $ 1,096,110
44,461 Swedbank AB, Class A 1,660,892
3,719 T- Tekhnologii MKPAO, GDR*
(a)
—
72,717 UniCredit SpA 6,505,248
66,373 United Overseas Bank, Ltd. 2,046,936
19,456 VTB Bank PJSC*
(a)
(b) —
181,849 Westpac Banking Corp. 4,445,033
54,400 Yokohama Financial Group, Inc. 581,201
182,003,654
Beverages (1.1%):
48,505 Anheuser-Busch InBev SA/NV 3,998,748
75,600 Asahi Group Holdings, Ltd. 719,324
4,991 Carlsberg AS, Class B 654,980
10,713 Coca-Cola Europacific Partners plc 1,072,050
10,507 Coca-Cola HBC AG* 685,718
29,231 Davide Campari-Milano NV, Class M 181,961
118,697 Diageo plc 2,385,349
6,280 Heineken Holding NV 479,054
15,139 Heineken NV 1,273,249
41,300 Kirin Holdings Co., Ltd. 707,747
10,817 Pernod Ricard SA 789,790
6,700 Suntory Beverage & Food, Ltd. 185,387
13,133,357
Biotechnology (0.6%):
2,860 Abivax SA* 379,720
3,316 Argenx SE* 3,075,723
26,075 CSL, Ltd. 2,076,310
3,244 Genmab A/S* 888,739
9,929 Swedish Orphan Biovitrum AB* 473,404
6,893,896
Broadline Retail (1.0%):
6,045 Next plc 1,166,377
321 Ozon Holdings plc*
(a)
(b) —
965 Ozon Holdings plc, Class AD, ADR*
(a)
—
105,700 Pan Pacific International Holdings
Corp. 539,540
70,457 Prosus NV* 3,062,129
79,600 Rakuten Group, Inc.* 371,417
26,500 Ryohin Keikaku Co., Ltd. 578,996
20,286 Sea, Ltd., ADR* 1,944,008
60,998 Wesfarmers, Ltd. 3,827,471
11,489,938
Building Products (0.8%):
10,900 AGC, Inc. 471,417
52,793 Assa Abloy AB, Class B 1,865,310
507 Belimo Holding AG, Class R 571,789
23,924 Cie de Saint-Gobain SA 2,165,780
14,000 Daikin Industries, Ltd. 2,126,786
1,732 Geberit AG, Registered Shares 1,156,057
8,486 Kingspan Group plc 776,131
81,263 Nibe Industrier AB, Class B 302,153
Shares Value
Common Stocks, continued
Building Products, continued
4,595 ROCKWOOL A/S, Class B $ 147,705
9,583,128
Capital Markets (2.6%):
52,662 3i Group plc 1,737,734
3,294 Amundi SA 316,103
10,180 ASX, Ltd. 375,875
12,365 CVC Capital Partners plc 179,665
70,000 Daiwa Securities Group, Inc. 688,355
9,708 Deutsche Boerse AG 2,648,775
23,516 EQT AB 665,477
4,193 Euronext NV 670,755
2,802 Futu Holdings, Ltd., ADR 262,659
63,693 Hong Kong Exchanges & Clearing,
Ltd. 2,960,381
50,800 Japan Exchange Group, Inc. 640,294
11,064 Julius Baer Group, Ltd. 956,581
23,987 London Stock Exchange Group plc 2,596,972
19,484 Macquarie Group, Ltd. 3,390,097
155,800 Nomura Holdings, Inc. 1,359,636
1,161 Partners Group Holding AG 950,863
28,080 SBI Holdings, Inc. 456,760
38,684 Schroders plc 301,420
41,500 Singapore Exchange, Ltd. 776,550
45,462 The Moscow Exchange*
(a)
(b) —
170,378 UBS Group AG 8,442,386
30,377,338
Chemicals (2.2%):
34,139 Air Liquide SA 6,760,121
8,178 Akzo Nobel NV 554,612
64,500 Asahi Kasei Corp. 711,525
48,155 BASF SE 2,573,908
8,706 DSM- Firmenich AG 825,833
357 EMS- Chemie Holding AG 306,423
15,297 Evonik Industries AG 277,546
499 Givaudan SA, Registered Shares 2,115,076
35,336 ICL Group, Ltd. 177,421
67,000 Mitsubishi Chemical Group Corp. 465,553
49,000 Nippon Paint Holdings Co., Ltd. 318,958
8,600 Nippon Sanso Holdings Corp. 317,333
36,000 Nitto Denko Corp. 709,227
18,552 Novonesis (Novozymes) B 1,172,487
27 PhosAgro PJSC, GDR*
(a)
—
1,447 PhosAgro PJSC*
(a)
(b) —
9,500 Resonac Holdings Corp. 1,059,420
88,000 Shin-Etsu Chemical Co., Ltd. 3,837,820
8,307 Sika AG, Registered Shares 1,712,026
4,071 Syensqo SA 300,600
7,332 Symrise AG, Class A 735,752
69,400 Toray Industries, Inc. 481,792
7,742 Yara International ASA 340,502
25,753,935
Commercial Services & Supplies (0.3%):
73,260 Brambles, Ltd. 988,864

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
17,800 Dai Nippon Printing Co., Ltd. $ 325,983
138,167 Rentokil Initial plc 782,087
21,900 Secom Co., Ltd. 870,354
25,366 Securitas AB, Class B 416,677
12,200 TOPPAN Holdings, Inc. 386,964
14,066 Verisure plc* 156,972
3,927,901
Communications Equipment (0.4%):
270,156 Nokia Oyj 3,576,025
139,360 Telefonaktiebolaget LM Ericsson,
Class B 1,555,919
5,131,944
Construction & Engineering (1.0%):
9,435 ACS Actividades de Construccion y
Servicios SA 1,393,123
11,800 Bouygues SA 658,319
3,520 Eiffage SA 519,648
25,549 Ferrovial NV 1,752,530
784 HOCHTIEF AG 454,240
21,100 Kajima Corp. 770,505
34,900 Obayashi Corp. 706,519
27,300 Shimizu Corp. 432,963
17,977 Skanska AB, Class B 481,244
7,400 Taisei Corp. 655,899
24,938 Vinci SA 3,647,017
11,472,007
Construction Materials (0.3%):
3,518 Buzzi SpA 180,103
7,141 Heidelberg Materials AG 1,362,074
27,232 Holcim AG* 2,466,089
4,008,266
Consumer Staples Distribution & Retail (1.0%):
118,300 Aeon Co., Ltd. 976,423
30,890 Carrefour SA 573,759
69,700 Coles Group, Ltd. 1,176,436
89,868 J Sainsbury plc 381,318
16,064 Jeronimo Martins SGPS SA 307,675
14,547 Kesko Oyj , Class B 325,207
47,298 Koninklijke Ahold Delhaize NV 1,903,364
2,004 Magnit PJSC*
(a)
(b) —
111,016 Marks & Spencer Group plc 548,002
103,300 Seven & i Holdings Co., Ltd. 1,245,359
342,262 Tesco plc 2,089,480
65,547 Woolworths Group, Ltd. 1,815,613
11,342,636
Distributors (0.0%
†
):
1,103 D'ieteren Group 214,881
Diversified Consumer Services (0.0%
†
):
24,226 Pearson plc 384,584
Shares Value
Common Stocks, continued
Diversified REITs (0.1%):
325,237 CapitaLand Integrated Commercial
Trust $ 597,960
2,651 Covivio SA 162,422
37,299 Land Securities Group plc 322,231
126,604 Stockland 358,636
1,441,249
Diversified Telecommunication Services (1.5%):
299,317 BT Group plc 754,685
24,951 Cellnex Telecom SA* 747,107
184,229 Deutsche Telekom AG 5,020,585
7,261 Elisa Oyj 304,828
198,525 HKT Trust & HKT, Ltd., Class SS 295,258
207,711 Koninklijke KPN NV 1,030,343
1,598,200 NTT, Inc. 1,425,528
99,365 Orange SA 1,874,086
402,400 Singapore Telecommunications, Ltd. 1,379,268
1,390 Swisscom AG, Registered Shares 1,072,992
93,668 Telecom Italia Spa* 853,644
202,986 Telefonica SA 815,779
34,830 Telenor ASA 500,703
125,254 Telia Co. AB 610,031
207,633 Telstra Group, Ltd. 730,058
17,414,895
Electric Utilities (2.0%):
1,342 Acciona SA^ 425,283
919 BKW AG 154,766
35,200 Chubu Electric Power Co., Inc. 661,989
35,570 CK Infrastructure Holdings, Ltd. 271,467
85,000 CLP Holdings, Ltd. 794,509
45,124 Contact Energy, Ltd. 239,007
152,316 EDP - Energias de Portugal SA 797,348
2,245 Elia Group SA/NV, Class B 357,045
17,406 Endesa SA^ 793,157
408,531 Enel SpA 4,693,441
23,826 Fortum Oyj 550,397
325,863 Iberdrola SA 8,132,308
952,130 Inter Rao Ues PJSC*
(a)
(b) —
50,600 Kansai Electric Power Co., Inc. (The) 711,215
90,281 Origin Energy, Ltd. 686,150
77,000 Power Assets Holdings, Ltd. 561,881
20,751 Redeia Corp. SA^ 353,071
64,379 SSE plc 2,080,299
76,919 Terna - Rete Elettrica Nazionale 899,895
3,583 Verbund AG 227,571
23,390,799
Electrical Equipment (3.6%):
83,973 ABB, Ltd., Registered Shares 9,113,419
7,600 Fuji Electric Co., Ltd. 643,177
80,400 Fujikura, Ltd. 3,121,293
34,000 Furukawa Electric Co., Ltd. 1,011,231
13,658 Legrand SA 2,305,165
101,900 Mitsubishi Electric Corp. 3,737,136
43,300 NIDEC Corp.* 711,348

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
15,226 Prysmian SpA $ 2,557,523
29,375 Schneider Electric SE 9,636,653
41,637 Siemens Energy AG 7,890,685
52,158 Vestas Wind Systems A/S 1,473,808
42,201,438
Electronic Equipment, Instruments &
Components (1.6%):
19,167 Halma plc 1,001,169
111,772 Hexagon AB, Class B 924,807
12,500 Ibiden Co., Ltd. 1,876,889
10,080 Keyence Corp. 5,079,043
61,500 Kyocera Corp. 1,363,645
86,900 Murata Manufacturing Co., Ltd. 6,263,593
102,800 TDK Corp. 2,296,368
12,400 Yokogawa Electric Corp. 435,643
19,241,157
Energy Equipment & Services (0.1%):
17,998 Tenaris SA 498,023
Entertainment (0.7%):
14,500 Capcom Co., Ltd. 269,137
2,807 CTS Eventim AG & Co. KGaA 163,755
5,300 Konami Group Corp. 579,303
16,000 Nexon Co., Ltd. 212,851
58,100 Nintendo Co., Ltd. 2,440,109
7,876 Spotify Technology SA* 3,616,108
27,000 Toho Co., Ltd. 215,851
55,315 Universal Music Group NV 1,158,618
8,655,732
Financial Services (1.1%):
1,449 Adyen NV* 1,353,105
11,770 Banca Mediolanum SpA 293,094
4,439 EXOR NV 340,060
3,901 Groupe Bruxelles Lambert NV 355,433
6,010 Industrivarden AB, Class A 337,078
8,707 Industrivarden AB, Class C 478,115
49,579 Infratil , Ltd. 434,831
93,015 Investor AB, Class B 3,864,774
3,210 L E Lundbergforetagen AB, Class B 185,096
113,808 M&G plc 507,715
46,700 Mitsubishi HC Capital, Inc. 377,904
58,300 ORIX Corp. 2,209,767
25,204 Poste Italiane SpA ^ 824,348
717 Sofina SA 182,440
18,119 Washington H Soul Pattinson & Co.,
Ltd. 579,858
40,006 Wise Group plc* 479,977
12,803,595
Food Products (2.1%):
45,100 Ajinomoto Co., Inc. 1,640,752
15,888 Associated British Foods plc 418,698
193 Barry Callebaut AG, Registered
Shares 267,617
Shares Value
Common Stocks, continued
Food Products, continued
274,400 China Huishan Dairy Holdings Co.,
Ltd.*
(a)
$ —
5 Chocoladefabriken Lindt & Spruengli
AG 594,282
51 Chocoladefabriken Lindt & Spruengli
AG, Class PC 593,529
33,831 Danone SA 2,774,358
8,360 Kerry Group plc, Class A 767,690
37,700 Kikkoman Corp. 386,692
21 Lotus Bakeries NV 278,904
25,408 Magnum Ice Cream Co. NV (The)* 442,373
24,334 Mowi ASA 450,191
138,039 Nestle SA, Registered Shares 14,179,298
36,955 Orkla ASA 389,398
3,689 Salmar ASA 172,860
405,797 WH Group, Ltd. 430,207
79,500 Wilmar International, Ltd. 222,698
24,009,547
Gas Utilities (0.4%):
68,092 APA Group 478,322
624,135 Hong Kong & China Gas Co., Ltd. 518,862
33,163 Italgas SpA 384,049
22,469 Naturgy Energy Group SA 704,995
17,300 Osaka Gas Co., Ltd. 581,987
110,483 Snam SpA 795,147
16,100 Tokyo Gas Co., Ltd. 605,451
4,068,813
Ground Transportation (0.3%):
19,195 Ayvens SA 253,046
39,700 Central Japan Railway Co. 852,092
50,839 East Japan Railway Co. 1,065,689
128,935 Grab Holdings, Ltd.* 486,085
12,500 Hankyu Hanshin Holdings, Inc. 328,766
80,494 MTR Corp., Ltd.^ 314,087
10,400 Seibu Holdings, Inc. 203,194
21,800 West Japan Railway Co. 365,639
3,868,598
Health Care Equipment & Supplies (1.3%):
26,835 Alcon AG 1,814,990
2,194 BioMerieux 172,277
3,457 Cochlear, Ltd. 292,017
6,914 Coloplast A/S, Class B 394,339
4,743 Demant A/S* 194,199
16,026 EssilorLuxottica SA 3,006,429
29,914 Fisher & Paykel Healthcare Corp.,
Ltd. 661,364
18,000 Hoya Corp. 2,903,099
41,835 Koninklijke Philips NV 1,136,642
58,700 Olympus Corp. 617,077
18,617 Siemens Healthineers AG 727,468
42,144 Smith & Nephew plc 605,694
2,578 Sonova Holding AG 612,432
5,865 Straumann Holding AG, Class R 771,542

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
71,500 Terumo Corp. $ 983,956
14,893,525
Health Care Providers & Services (0.2%):
10,493 Fresenius Medical Care AG 474,702
22,809 Fresenius SE & Co. KGaA 1,041,514
270,640 Sigma Healthcare, Ltd. 515,608
23,999 Sonic Healthcare, Ltd. 344,530
2,376,354
Health Care Technology (0.0%
†
):
3,250 Pro Medicus , Ltd. 460,024
Hotels, Restaurants & Leisure (0.9%):
10,411 Accor SA 605,227
23,303 Amadeus IT Group SA 1,338,200
29,232 Aristocrat Leisure, Ltd. 1,245,098
91,203 Compass Group plc 2,946,714
9,107 Delivery Hero SE, Class A* 374,636
6,203 Evolution AB* 427,571
105,000 Galaxy Entertainment Group, Ltd. 395,405
7,813 InterContinental Hotels Group plc 1,347,625
115,872 Lottery Corp., Ltd. (The) 462,147
58,900 Oriental Land Co., Ltd. 901,731
135,932 Sands China, Ltd. 227,174
3,841 Sodexo SA 222,318
5,200 Zensho Holdings Co., Ltd. 258,000
10,751,846
Household Durables (0.9%):
124,700 Panasonic Holdings Corp. 3,501,615
30,900 Sekisui House, Ltd. 642,987
312,700 Sony Group Corp. 6,271,037
10,415,639
Household Products (0.3%):
30,337 Essity AB, Class B 858,553
4,764 Henkel AG & Co. KGaA 376,690
34,629 Reckitt Benckiser Group plc 2,257,156
55,100 Unicharm Corp.^ 320,605
3,813,004
Independent Power and Renewable Electricity
Producers (0.4%):
18,495 ACEN Corp. 911
14,979 EDP Renovaveis SA 242,583
7,645 Enlight Renewable Energy, Ltd.* 677,574
67,249 Meridian Energy, Ltd. 222,423
9,303 OPC Energy, Ltd.* 289,871
25,339 Orsted AS* 569,767
34,471 RWE AG 2,233,132
4,236,261
Industrial Conglomerates (2.0%):
141,744 CK Hutchison Holdings, Ltd. 1,204,798
900 Hikari Tsushin, Inc. 196,952
236,900 Hitachi, Ltd. 6,583,952
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
7,682 Investment AB Latour, Class B $ 152,702
8,800 Jardine Matheson Holdings, Ltd. 543,891
73,500 Keppel, Ltd. 626,310
10,365 Lifco AB, Class B 339,713
39,956 Siemens AG, Registered Shares 12,838,003
16,615 Smiths Group plc 564,453
19,464 Swire Pacific, Ltd., Class A 203,473
23,254,247
Industrial REITs (0.3%):
221,310 CapitaLand Ascendas REIT 427,042
107,639 Goodman Group 2,332,928
62,710 Segro plc 728,550
3,488,520
Insurance (5.5%):
14,378 Admiral Group plc 679,060
64,946 Aegon, Ltd. 552,159
7,625 Ageas SA/NV 609,970
565,000 AIA Group, Ltd. 5,182,316
20,382 Allianz SE, Registered Shares
+
9,644,832
8,714 ASR Nederland NV 657,686
164,221 Aviva plc 1,416,675
84,064 AXA SA 4,212,662
185,500 Daiichi Life Group, Inc. 2,033,353
43,275 Generali 2,107,098
10,681 Gjensidige Forsikring ASA 289,265
3,221 Hannover Rueck SE 892,146
6,459 Harel Insurance Investments &
Financial Services, Ltd. 340,853
4,229 Helvetia Baloise Holding AG 1,092,288
117,461 Insurance Australia Group, Ltd. 658,410
89,700 Japan Post Holdings Co., Ltd. 1,202,660
30,600 Japan Post Insurance Co., Ltd. 288,559
279,958 Legal & General Group plc 1,062,965
42,929 Mapfre SA 212,456
145,695 Medibank Pvt, Ltd. 501,051
63,133 MS&AD Insurance Group Holdings,
Inc. 1,649,002
7,012 Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen , Class
R 3,914,051
13,762 NN Group NV 1,205,743
12,765 Phoenix Financial, Ltd. 707,913
136,225 Prudential plc 1,813,729
79,629 QBE Insurance Group, Ltd. 1,389,499
128,588 Sampo Oyj , A Shares 1,351,453
44,475 Sompo Holdings, Inc. 1,696,683
35,128 Standard Life plc 388,270
59,632 Suncorp Group, Ltd. 795,613
1,473 Swiss Life Holding AG 1,620,919
16,053 Swiss Re AG 2,554,698
22,836 T&D Holdings, Inc. 676,532
2,936 Talanx AG 371,052
95,600 Tokio Marine Holdings, Inc. 4,233,620
17,500 Tryg A/S 398,505

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
19,303 Unipol Assicurazioni SpA $ 538,699
8,033 Zurich Insurance Group AG 5,934,236
64,876,681
Interactive Media & Services (0.1%):
19,892 CAR Group, Ltd. 355,895
143,900 LY Corp. 384,963
2,759 REA Group, Ltd. 266,526
3,583 Scout24 SE 296,226
3,760 VK IPJSC, GDR*
(a)
—
1,303,610
IT Services (0.5%):
8,362 Capgemini SE 840,932
92,600 Fujitsu, Ltd. 1,848,119
4,326 Indra Sistemas SA 237,750
66,100 NEC Corp. 1,604,829
19,238 Nomura Research Institute, Ltd. 545,112
15,900 Obic Co., Ltd. 372,836
11,700 Otsuka Corp. 200,336
5,649,914
Leisure Products (0.1%):
27,600 Bandai Namco Holdings, Inc. 645,051
3,800 Shimano, Inc. 405,886
1,050,937
Life Sciences Tools & Services (0.3%):
6,140 Eurofins Scientific SE 481,306
3,770 Lonza Group AG, Registered Shares 2,544,878
11,494 Qiagen NV 445,344
1,691 Sartorius Stedim Biotech 351,154
3,822,682
Machinery (3.1%):
15,839 Alfa Laval AB 943,245
19,169 Alstom SA* 333,506
133,946 Atlas Copco AB, Class A 2,719,575
78,550 Atlas Copco AB, Class B 1,392,456
16,400 Daifuku Co., Ltd. 729,650
24,690 Daimler Truck Holding AG 1,190,604
23,900 Ebara Corp. 937,389
32,984 Epiroc AB, Class A 905,102
20,504 Epiroc AB, Class B 476,041
50,200 FANUC Corp. 2,295,611
7,619 GEA Group AG 522,595
51,900 IHI Corp. 877,016
13,818 Indutrade AB 285,917
40,000 Kawasaki Heavy Industries, Ltd. 728,558
3,415 Knorr- Bremse AG 396,492
47,000 Komatsu, Ltd. 1,839,779
17,517 Kone Oyj , Class B 996,784
51,300 Kubota Corp. 858,932
12,300 Makita Corp. 440,401
35,479 Metso Oyj 616,731
17,800 MINEBEA MITSUMI, Inc. 528,259
172,300 Mitsubishi Heavy Industries, Ltd. 3,923,538
Shares Value
Common Stocks, continued
Machinery, continued
280 Rational AG $ 204,938
56,068 Sandvik AB 2,314,993
2,084 Schindler Holding AG, Class PC 690,980
1,122 Schindler Holding AG, Registered
Shares 356,902
18,218 SKF AB, B Shares 467,905
2,800 SMC Corp. 1,246,023
4,155 Spirax Group plc 376,933
72,000 Techtronic Industries Co., Ltd. 1,202,051
10,212 Trelleborg AB, Class B 425,425
1,419 VAT Group AG 1,241,725
83,536 Volvo AB, Class B 2,840,642
26,161 Wartsila OYJ Abp 998,627
130,600 Yangzijiang Shipbuilding Holdings,
Ltd. 346,855
36,652,180
Marine Transportation (0.3%):
134 AP Moller - Maersk A/S, Class A 309,251
175 AP Moller - Maersk A/S, Class B 415,283
20,500 Kawasaki Kisen Kaisha, Ltd. 314,349
2,645 Kuehne + Nagel International AG,
Class R 641,921
17,800 Mitsui OSK Lines, Ltd. 569,885
20,800 Nippon Yusen KK 668,986
66,000 SITC International Holdings Co., Ltd. 265,043
3,184,718
Media (0.2%):
69,819 Informa plc 837,729
12,239 Publicis Groupe SA 1,209,576
2,047,305
Metals & Mining (3.3%):
77,337 Alrosa PJSC*
(a)
(b) —
56,301 Anglo American plc 2,756,972
19,107 Antofagasta plc 970,292
23,196 ArcelorMittal SA 1,394,659
271,827 BHP Group, Ltd., ADR 11,343,261
15,207 Boliden AB 858,822
11,485 Endeavour Mining plc 568,143
108,386 Evolution Mining, Ltd. 884,877
84,926 Fortescue, Ltd. 1,131,023
10,307 Fresnillo plc 375,547
500,481 Glencore plc* 3,412,998
29,500 JFE Holdings, Inc. 284,178
29,200 JX Advanced Metals Corp. 807,797
48,361 Lynas Rare Earths, Ltd.* 605,845
2,900 Mitsui Kinzoku Co., Ltd. 776,602
185,700 MMC Norilsk Nickel PJSC*
(a)
(b) —
261,140 Nippon Steel Corp. 865,037
69,616 Norsk Hydro ASA 627,722
73,571 Northern Star Resources, Ltd. 968,773
42,350 Novolipetsk Steel PJSC*
(a)
(b) —
170,168 PLS Group, Ltd.* 595,590
1,026 Polyus PJSC*
(a)
(b) —

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
57,451 Rio Tinto plc $ 5,432,874
19,647 Rio Tinto, Ltd. 2,338,952
6,613 Severstal PAO*
(a)
(b) —
235,955 South32, Ltd. 634,390
12,600 Sumitomo Metal Mining Co., Ltd. 588,884
84,297 United Co. RUSAL International
PJSC*
(a)
(b) —
38,223,238
Multi-Utilities (1.0%):
250,851 Centrica plc 568,409
120,545 E.ON SE 2,486,890
96,090 Engie SA 3,029,611
266,876 National Grid plc 4,417,807
43,600 Sembcorp Industries, Ltd.^ 214,800
31,460 Veolia Environnement SA 1,310,210
12,027,727
Office REITs (0.1%):
2,056 Gecina SA 172,958
430 Nippon Building Fund, Inc. 332,653
505,611
Oil, Gas & Consumable Fuels (3.2%):
17,254 Aker BP ASA 525,007
29,116 Bollore SE^ 135,003
838,852 BP plc 5,161,705
135,120 ENEOS Holdings, Inc. 994,775
97,440 Eni SpA 2,278,993
36,650 Equinor ASA 1,151,982
22,524 Galp Energia SGPS SA 479,503
354,974 Gazprom PJSC*
(a)
(b) —
39,935 Idemitsu Kosan Co., Ltd. 293,347
46,400 Inpex Corp. 935,031
12,219 LUKOIL PJSC*
(a)
(b) —
23,454 Neste Oyj 762,363
27,220 Novatek PJSC*
(a)
(b) —
7,722 OMV AG 484,402
60,128 Repsol SA^ 1,496,756
34,912 Rosneft Oil Co. PJSC*
(a)
(b) —
175,047 Santos, Ltd. 868,878
301,965 Shell plc 11,694,261
171,452 Surgutneftegas PAO*
(a)
(b) —
43,241 Tatneft PJSC*
(a)
(b) —
105,525 TotalEnergies SE 8,196,580
47,649 Var Energi ASA 196,866
101,976 Woodside Energy Group, Ltd. 1,973,857
37,629,309
Paper & Forest Products (0.1%):
30,804 Stora Enso Oyj , Class R 328,663
33,117 Svenska Cellulosa AB SCA, Class B 338,741
28,802 UPM- Kymmene Oyj 763,962
1,431,366
Passenger Airlines (0.2%):
9,000 ANA Holdings, Inc. 164,856
Shares Value
Common Stocks, continued
Passenger Airlines, continued
29,978 Deutsche Lufthansa AG, Registered
Shares $ 342,977
59,139 International Consolidated Airlines
Group SA 375,184
43,692 Qantas Airways, Ltd. 323,469
22,705 Ryanair Holdings plc 710,781
82,250 Singapore Airlines, Ltd. 490,485
2,407,752
Personal Care Products (1.2%):
4,707 Beiersdorf AG^ 405,147
49,200 Kao Corp. 975,436
12,895 L'Oreal SA 5,656,937
22,800 Shiseido Co., Ltd. 368,738
116,587 Unilever plc 6,996,615
14,402,873
Pharmaceuticals (7.8%):
93,800 Astellas Pharma, Inc. 1,261,145
81,021 AstraZeneca plc 15,154,509
52,660 Bayer AG, Registered Shares 2,911,016
36,300 Chugai Pharmaceutical Co., Ltd. 1,680,816
91,600 Daiichi Sankyo Co., Ltd. 1,470,123
13,200 Eisai Co., Ltd. 333,622
1,190 Financiere de Tubize SA 314,186
9,795 Galderma Group AG* 2,227,962
216,769 GSK plc 5,686,750
476,413 Haleon plc 2,197,916
1,787 Ipsen SA 344,707
2,251 Kangmei Pharmaceutical Co.*
(a)
—
10,900 Kyowa Kirin Co., Ltd. 174,125
6,747 Merck KGaA 1,132,205
98,119 Novartis AG, Registered Shares 15,367,993
172,722 Novo Nordisk A/S, Class B 8,287,125
5,975 Orion Oyj , Class B 491,547
22,300 Otsuka Holdings Co., Ltd. 1,477,209
5,724 Recordati Industria Chimica e
Farmaceutica SpA 335,531
37,642 Roche Holding AG 15,498,131
1,582 Roche Holding AG, Class BR 664,524
22,487 Sandoz Group AG 2,032,594
58,134 Sanofi SA 4,967,282
40,000 Shionogi & Co., Ltd. 684,460
85,473 Takeda Pharmaceutical Co., Ltd. 2,698,747
62,104 Teva Pharmaceutical Industries, Ltd.,
ADR* 2,104,084
6,607 UCB SA 1,978,183
91,476,492
Professional Services (1.1%):
16,905 Bureau Veritas SA 517,809
28,501 Computershare, Ltd. 756,387
48,600 Experian plc 1,634,005
7,913 Intertek Group plc 609,598
71,400 Recruit Holdings Co., Ltd. 4,970,574
95,996 RELX plc 3,023,127

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
9,030 SGS SA, Registered Shares $ 1,046,766
11,707 Wolters Kluwer NV 756,573
13,314,839
Real Estate Management & Development (0.9%):
2,307 Azrieli Group, Ltd. 314,228
139,300 CapitaLand Investment, Ltd. 269,011
60,000 China Evergrande Group* 1,247
98,744 CK Asset Holdings, Ltd. 558,919
14,100 Daito Trust Construction Co., Ltd. 268,965
29,400 Daiwa House Industry Co., Ltd. 795,984
40,156 Fastighets AB Balder, B Shares*^ 214,298
73,956 Henderson Land Development Co.,
Ltd. 234,698
52,000 Hongkong Land Holdings, Ltd. 372,090
23,900 Hulic Co., Ltd. 249,317
55,700 Mitsubishi Estate Co., Ltd. 1,417,804
134,900 Mitsui Fudosan Co., Ltd. 1,242,936
10,811 Sagax AB, Class B 172,050
202,601 Sino Land Co., Ltd. 266,579
30,900 Sumitomo Realty & Development
Co., Ltd. 710,976
68,000 Sun Hung Kai Properties, Ltd. 980,007
4,195 Swiss Prime Site AG, Registered
Shares 684,798
38,492 Vonovia SE 949,681
86,300 Wharf Real Estate Investment Co.,
Ltd. 236,429
9,940,017
Retail REITs (0.3%):
12,213 Klepierre SA 510,559
143,420 Link REIT 669,090
274,397 Scentre Group 734,788
5,861 Unibail - Rodamco -Westfield* 685,482
211,704 Vicinity, Ltd. 376,946
2,976,865
Semiconductors & Semiconductor Equipment
(8.0%):
39,200 Advantest Corp. 7,969,142
2,511 ASM International NV 2,874,112
20,796 ASML Holding NV 41,240,055
3,726 BE Semiconductor Industries NV 1,223,381
4,700 Disco Corp. 2,388,922
69,937 Infineon Technologies AG 6,528,532
16,700 Kioxia Holdings Corp.* 9,482,167
4,200 Lasertec Corp. 1,306,913
1,681 Nova, Ltd.* 894,370
92,300 Renesas Electronics Corp. 2,788,449
8,000 SCREEN Holdings Co., Ltd. 894,366
33,782 STMicroelectronics NV 2,522,306
24,000 Tokyo Electron, Ltd. 11,607,316
6,124 Tower Semiconductor, Ltd.* 1,577,920
93,297,951
Shares Value
Common Stocks, continued
Software (1.3%):
4,091 Check Point Software Technologies,
Ltd.* $ 537,680
2,750 Cyberark Software, Ltd.* 123,750
36,155 Dassault Systemes SE 736,327
10,813 Nebius Group NV, Class A*(b) 2,986,226
2,837 Nemetschek SE 171,575
11,177 Octave Intelligence plc* 180,324
50,700 Sage Group plc (The) 548,968
56,043 SAP SE 8,581,860
11,033 WiseTech Global, Ltd. 255,420
9,241 Xero, Ltd.* 464,400
14,586,530
Specialty Retail (0.9%):
5,181 Avolta AG* 347,240
10,200 Fast Retailing Co., Ltd. 5,217,037
22,755 H & M Hennes & Mauritz AB, Class
B^ 391,577
58,974 Industria de Diseno Textil SA 3,716,483
85,848 Kingfisher plc 322,828
18,500 Nitori Holdings Co., Ltd. 274,992
55,500 Sanrio Co., Ltd.^ 375,153
10,454 Zalando SE* 302,856
10,948,166
Technology Hardware, Storage & Peripherals
(0.3%):
43,900 Canon, Inc.^ 1,121,924
61,500 FUJIFILM Holdings Corp. 1,322,889
7,893 Logitech International SA, Class R 740,432
3,185,245
Textiles, Apparel & Luxury Goods (1.9%):
8,805 adidas AG 1,805,144
37,000 Asics Corp. 1,006,298
28,765 Cie Financiere Richemont SA,
Registered Shares 6,676,437
2,316 FF Group*
(a)
—
1,401 Hermes International SCA 2,563,400
3,827 Kering SA 1,088,088
13,304 LVMH Moet Hennessy Louis Vuitton
SE 7,366,725
11,316 Moncler SpA 656,515
3,949 Pandora A/S 455,472
1,567 Swatch Group AG (The), Class BR 383,433
22,001,512
Tobacco (0.9%):
108,047 British American Tobacco plc 6,662,916
40,181 Imperial Brands plc 1,485,379
58,700 Japan Tobacco, Inc. 2,157,280
10,305,575
Trading Companies & Distributors (1.9%):
14,336 AddTech AB, B Shares 505,438
8,694 AerCap Holdings NV 1,267,411
23,474 Beijer Ref AB, Class B 344,034

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
6,299 Brenntag SE $ 382,739
17,641 Bunzl plc 615,393
297,900 ITOCHU Corp. 3,425,748
75,400 Marubeni Corp. 2,195,835
160,600 Mitsubishi Corp. 4,320,395
127,000 Mitsui & Co., Ltd. 3,537,439
11,404 Rexel SA 498,298
11,585 SGH, Ltd. 375,807
215,200 Sumitomo Corp. 2,067,712
21,945 Sunbelt Rentals Holdings, Inc. 1,601,317
34,900 Toyota Tsusho Corp. 1,302,166
22,439,732
Transportation Infrastructure (0.3%):
39,210 Aena SME SA 1,195,133
1,705 Aeroports de Paris SA 222,209
96,608 Auckland International Airport, Ltd. 458,332
13,667 Getlink SE 290,620
166,502 Transurban Group 1,661,723
3,828,017
Water Utilities (0.1%):
14,304 Severn Trent plc 558,942
39,170 United Utilities Group plc 679,505
1,238,447
Wireless Telecommunication Services (1.2%):
37,680 Airtel Africa plc 163,786
156,800 KDDI Corp. 2,645,290
5,048 Millicom International Cellular SA* 458,156
29,884 Mobile TeleSystems PJSC*
(a)
(b) —
1,537,000 SoftBank Corp. 1,967,420
199,700 SoftBank Group Corp. 7,492,962
28,842 Tele2 AB, B Shares 501,817
997,213 Vodafone Group plc 1,317,382
14,546,813
Total Common Stocks (Cost $469,852,763) 1,155,823,624
Preferred Stocks (0.2%):
Automobiles (0.1%):
3,081 Bayerische Motoren Werke AG,
7.69% 202,268
5,520 Dr. Ing hc F Porsche AG, 2.32%^ 274,492
Shares Value
Preferred Stocks, continued
Automobiles, continued
8,529 Porsche Automobil Holding SE,
5.60% $ 262,755
11,103 Volkswagen AG, 7.50% 889,429
1,628,944
Household Products (0.1%):
7,704 Henkel AG & Co. KGaA , 2.81% 647,376
Life Sciences Tools & Services (0.0%
†
):
1,293 Sartorius AG, 0.32% 339,263
Oil, Gas & Consumable Fuels (0.0%
†
):
199,091 Surgutneftegas PAO*
(a)
(b) —
Total Preferred Stocks (Cost $2,930,014) 2,615,583
Right (0.0%
†
):
Financial Services (0.0%
†
):
9,435 ACS Actividades de Construccion y
Servicios SA, Expires on 7/13/26* 19,802
Total Right (Cost $20,113) 19,802
Affiliated Investment Company (0.8%):
Money Market Funds (0.8%):
9,012,215 BlackRock Liquidity FedFund ,
Institutional Class, 3.54%
+(c)(d)
9,012,215
Total Affiliated Investment Company (Cost
$9,012,215) 9,012,215
Unaffiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
71 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(d)
71
Total Unaffiliated Investment Company (Cost $71) 71
Total Investment Securities
(Cost $481,815,176 ) — 99.6% 1,167,471,295
Net other assets (liabilities) — 0.4% 4,517,231
Net Assets — 100.0% $ 1,171,988,526
ADR—American Depository Receipt
GDR—Global Depositary Receipt
NYS—New York Shares
REIT—Real Estate Investment Trust
‡ Statement has been consolidated. See Note 2 in Notes to the Financial statement for the basis of consolidation.
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30,
2026 was $8,584,891.

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2026:
† Represents less than 0.05%.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of June 30, 2026.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See Note 2 in Notes to the
Financial Statements.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(d) The rate represents the effective yield at June 30, 2026.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar) 9/17/26 9 $ 1,366,817 $ 2,014
DJ EURO STOXX 50 September Futures (Euro) 9/18/26 55 3,993,968 47,754
FTSE 100 Index September Futures (British Pounds) 9/18/26 18 2,516,438 6,346
SGX Nikkei 225 Index September Futures (Japanese Yen) 9/10/26 8 1,729,241 11,440
$ 67,554
Country Percentage
Australia 6.4%
Austria 0.4%
Belgium 0.9%
Chile 0.1%
China —%
†
Cyprus —%
†
Czech Republic —%
†
Denmark 1.7%
Finland 1.2%
France 9.4%
Germany 8.6%
Greece —%
†
Hong Kong 1.9%
Ireland 0.6%
Israel 1.1%
Italy 3.2%
Japan 23.6%
Luxembourg 0.3%
Macau —%
†
Mexico —%
†
Netherlands 6.6%
New Zealand 0.2%
Norway 0.6%

Allianz Variable Insurance Products Trust
AZL International Index Fund ‡
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Country Percentage
Philippines —%
†
Poland —%
†
Portugal 0.2%
Russia —%
†
Russian Federation —%
†
Singapore 1.6%
Spain 3.8%
Sweden 3.3%
Switzerland 10.1%
United Kingdom 13.3%
United States 0.9%
100.0%

Allianz Variable Insurance Products Trust
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (4.6%):
4,288 AeroVironment, Inc.* $ 707,820
18,027 ATI, Inc.* 3,553,122
12,088 BWX Technologies, Inc. 2,352,929
6,566 Carpenter Technology Corp. 4,050,171
4,876 Curtiss-Wright Corp. 3,694,838
10,075 Hexcel Corp. 1,008,105
24,729 Kratos Defense & Security Solutions,
Inc.* 1,232,988
3,760 Moog, Inc., Class A 1,593,638
24,837 StandardAero, Inc.* 742,875
7,866 Woodward, Inc. 3,346,511
22,282,997
Air Freight & Logistics (0.2%):
15,435 GXO Logistics, Inc.* 782,554
Automobile Components (1.0%):
9,011 Autoliv, Inc. 1,046,808
27,032 BorgWarner, Inc. 1,794,925
27,915 Gentex Corp. 705,412
37,639 Goodyear Tire & Rubber Co. (The)* 248,417
6,691 Lear Corp. 896,996
3,544 Visteon Corp. 351,600
5,044,158
Automobiles (0.2%):
14,368 Harley-Davidson, Inc. 351,441
6,995 Thor Industries, Inc. 525,744
877,185
Banks (5.9%):
21,821 Associated Banc-Corp. 671,432
13,718 Bank OZK 714,571
38,669 Columbia Banking System, Inc. 1,239,341
17,674 Commerce Bancshares, Inc. 1,020,673
8,269 Cullen/Frost Bankers, Inc. 1,277,726
18,099 East West Bancorp, Inc. 2,336,400
17,193 First Financial Bankshares, Inc. 594,878
63,397 First Horizon Corp. 1,625,499
40,022 Flagstar Bank NA 597,929
47,548 FNB Corp. 907,216
16,845 Glacier Bancorp, Inc. 868,865
10,416 Hancock Whitney Corp. 778,284
25,163 Home BancShares, Inc. 718,404
7,152 International Bancshares Corp. 543,194
45,933 Old National Bancorp 1,189,665
19,824 Pinnacle Financial Partners, Inc. 1,999,845
13,050 Prosperity Bancshares, Inc. 953,042
12,754 Southstate Bank Corp. 1,274,125
5,632 Texas Capital Bancshares, Inc. 581,560
9,434 UMB Financial Corp. 1,346,798
17,863 United Bankshares, Inc. 818,661
63,656 Valley National Bancorp 932,560
21,152 Webster Financial Corp. 1,616,436
13,484 Western Alliance Bancorp 1,108,385
8,913 Wintrust Financial Corp. 1,432,497
Shares Value
Common Stocks, continued
Banks, continued
18,991 Zions Bancorp NA $ 1,313,987
28,461,973
Beverages (0.5%):
1,028 Boston Beer Co., Inc. (The), Class A* 181,987
20,852 Celsius Holdings, Inc.* 610,546
7,478 Coca-Cola Consolidated, Inc. 1,427,700
2,220,233
Biotechnology (3.1%):
18,605 Arrowhead Pharmaceuticals, Inc.* 1,516,494
25,443 BioMarin Pharmaceutical, Inc.* 1,455,849
17,923 Cytokinetics, Inc.* 1,526,860
33,179 Exelixis, Inc.* 1,805,269
15,631 Halozyme Therapeutics, Inc.* 1,223,438
13,278 Neurocrine Biosciences, Inc.* 2,237,808
59,618 Roivant Sciences, Ltd.* 2,109,881
5,605 United Therapeutics Corp.* 3,036,957
14,912,556
Broadline Retail (0.3%):
35,313 Macy's, Inc. 831,621
7,895 Ollie's Bargain Outlet Holdings, Inc.* 606,968
1,438,589
Building Products (2.0%):
9,059 AAON, Inc. 1,149,225
9,434 Advanced Drainage Systems, Inc. 1,480,761
5,319 Carlisle Cos., Inc. 1,929,467
15,573 Fortune Brands Innovations, Inc. 854,958
10,592 Owens Corning 1,683,704
5,536 Simpson Manufacturing Co., Inc. 1,158,961
13,846 Trex Co., Inc.* 692,854
7,562 UFP Industries, Inc. 686,176
9,636,106
Capital Markets (2.3%):
3,486 Affiliated Managers Group, Inc. 1,179,662
34,049 Carlyle Group, Inc. (The) 1,433,803
5,109 Evercore, Inc., Class A 1,744,417
9,730 Federated Hermes, Inc., Class B 537,291
5,389 Hamilton Lane, Inc., Class A 424,815
7,216 Houlihan Lokey, Inc., Class A 967,882
16,325 Janus Henderson Group plc 848,084
21,500 Jefferies Financial Group, Inc. 1,074,570
2,995 Morningstar, Inc. 467,280
12,199 SEI Investments Co. 1,069,974
20,076 Stifel Financial Corp. 1,400,703
11,148,481
Chemicals (1.7%):
6,018 Ashland, Inc. 396,526
12,295 Avient Corp. 454,423
28,191 Axalta Coating Systems, Ltd.* 964,696
6,664 Cabot Corp. 605,224
1,020 NewMarket Corp. 807,065

Allianz Variable Insurance Products Trust
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
15,214 Olin Corp. $ 301,542
16,791 RPM International, Inc. 1,866,320
6,103 Scotts Miracle-Gro Co. (The) 415,675
20,948 Solstice Advanced Materials, Inc. 1,855,993
4,453 Westlake Corp. 325,069
7,992,533
Commercial Services & Supplies (1.5%):
5,571 Brink's Co. (The) 526,404
6,530 Clean Harbors, Inc.* 1,950,837
4,838 MSA Safety, Inc. 844,618
24,499 RB Global, Inc. 2,852,909
34,144 Tetra Tech, Inc. 986,420
7,161,188
Communications Equipment (0.3%):
31,144 Viavi Solutions, Inc.* 1,487,126
Construction & Engineering (3.2%):
16,828 AECOM 1,174,595
50,855 API Group Corp.* 2,153,709
3,963 Dycom Industries, Inc.* 2,003,653
18,390 Fluor Corp.* 963,452
1,175 IES Holdings, Inc.* 863,226
8,138 MasTec, Inc.* 3,385,896
4,055 Sterling Infrastructure, Inc.* 3,403,605
2,564 Valmont Industries, Inc. 1,480,966
15,429,102
Construction Materials (0.3%):
4,174 Eagle Materials, Inc. 939,150
7,611 Knife River Corp.* 636,660
1,575,810
Consumer Finance (0.7%):
36,516 Ally Financial, Inc. 1,677,910
5,153 FirstCash Holdings, Inc. 1,114,697
25,191 SLM Corp. 653,455
3,446,062
Consumer Staples Distribution & Retail (2.0%):
47,561 Albertsons Cos., Inc., Class A 643,501
16,751 BJ's Wholesale Club Holdings, Inc.* 1,461,022
21,655 Maplebear, Inc.* 1,025,364
20,729 Performance Food Group Co.* 2,317,295
12,341 Sprouts Farmers Market, Inc.* 1,043,802
29,061 US Foods Holding Corp.* 2,971,487
9,462,471
Containers & Packaging (1.0%):
8,525 AptarGroup, Inc. 1,067,330
14,456 Crown Holdings, Inc. 1,616,470
39,523 Graphic Packaging Holding Co. 417,758
3,304 Greif, Inc., Class A 246,115
11,771 Silgan Holdings, Inc. 546,057
Shares Value
Common Stocks, continued
Containers & Packaging, continued
12,871 Sonoco Products Co. $ 725,281
4,619,011
Diversified Consumer Services (0.7%):
5,274 Duolingo, Inc., Class A* 606,616
441 Graham Holdings Co., Class B 503,366
3,502 Grand Canyon Education, Inc.* 501,171
16,653 H&R Block, Inc. 634,146
18,122 Service Corp. International 1,376,547
3,621,846
Diversified REITs (0.4%):
29,035 WP Carey, Inc. 2,076,002
Electric Utilities (0.8%):
7,353 IDACORP, Inc.^ 1,112,509
27,566 OGE Energy Corp. 1,341,362
15,121 Portland General Electric Co. 783,721
13,054 TXNM Energy, Inc. 741,206
3,978,798
Electrical Equipment (2.6%):
3,976 Acuity, Inc. 1,497,600
4,858 EnerSys 1,135,897
19,604 Nextpower, Inc., Class A* 2,335,621
21,365 nVent Electric plc 3,623,718
8,791 Regal Rexnord Corp. 2,093,928
19,089 Sensata Technologies Holding plc 911,309
3,091 Vicor Corp.* 1,173,900
12,771,973
Electronic Equipment, Instruments &
Components (4.1%):
5,023 Advanced Energy Industries, Inc. 1,872,926
6,749 Arrow Electronics, Inc.* 1,440,304
10,765 Avnet, Inc. 956,147
5,202 Belden, Inc. 623,772
21,953 Cognex Corp. 1,589,836
6,519 Crane NXT Co. 333,512
4,728 Fabrinet* 2,657,514
3,353 IPG Photonics Corp.* 393,374
3,371 Littelfuse, Inc. 1,534,918
4,757 Novanta, Inc.* 771,776
7,086 Sanmina Corp.* 1,793,325
9,880 TD SYNNEX Corp. 2,641,319
13,717 TTM Technologies, Inc.* 2,565,353
18,676 Vontier Corp. 541,604
19,715,680
Energy Equipment & Services (1.2%):
47,939 NOV, Inc. 889,268
52,610 TechnipFMC plc 3,488,043
8,491 Valaris, Ltd.* 616,447
9,433 Weatherford International plc 768,790
5,762,548

Allianz Variable Insurance Products Trust
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment (0.6%):
17,237 Roku, Inc., Class A* $ 2,381,119
19,602 Warner Music Group Corp., Class A 530,626
2,911,745
Financial Services (1.7%):
32,334 Corebridge Financial, Inc. 925,723
36,930 Equitable Holdings, Inc. 1,620,488
12,114 Essent Group, Ltd. 778,688
4,859 Euronet Worldwide, Inc.* 355,630
28,184 MGIC Investment Corp. 794,789
7,841 Shift4 Payments, Inc., Class A*^ 381,386
62,711 Toast, Inc., Class A* 1,744,620
11,871 Voya Financial, Inc. 1,074,682
4,588 WEX, Inc.* 647,321
8,323,327
Food Products (0.6%):
20,944 Darling Ingredients, Inc.* 1,143,961
8,086 Ingredion, Inc. 765,825
2,612 Marzetti Company (The) 298,186
5,704 Pilgrim's Pride Corp. 160,340
5,400 Post Holdings, Inc.* 476,604
2,844,916
Gas Utilities (1.0%):
12,694 National Fuel Gas Co. 980,104
13,478 New Jersey Resources Corp. 755,307
7,909 ONE Gas, Inc. 609,547
8,605 Southwest Gas Holdings, Inc. 763,091
7,897 Spire, Inc. 616,677
28,638 UGI Corp. 989,156
4,713,882
Ground Transportation (1.8%):
2,261 Avis Budget Group, Inc.* 334,244
21,377 Knight-Swift Transportation Holdings,
Inc., Class A 1,664,627
4,526 Landstar System, Inc. 936,022
5,088 Ryder System, Inc. 1,342,062
3,522 Saia, Inc.* 1,483,325
15,505 XPO, Inc.* 3,183,021
8,943,301
Health Care Equipment & Supplies (1.2%):
26,458 DENTSPLY SIRONA, Inc. 280,719
21,938 Envista Holdings Corp.* 578,066
14,936 Globus Medical, Inc., Class A* 1,180,093
6,154 Haemonetics Corp.* 461,550
8,553 Lantheus Holdings, Inc.* 948,870
7,280 LivaNova plc* 598,635
5,177 Penumbra, Inc.* 1,634,638
5,682,571
Health Care Providers & Services (1.6%):
1,769 Chemed Corp. 823,894
13,041 Encompass Health Corp. 1,318,184
7,652 Ensign Group, Inc. (The) 1,226,616
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
11,092 HealthEquity, Inc.* $ 1,001,829
27,927 Hims & Hers Health, Inc.*^ 968,229
21,167 Option Care Health, Inc.* 443,872
11,362 Tenet Healthcare Corp.* 2,125,603
7,908,227
Health Care REITs (1.2%):
25,303 American Healthcare REIT, Inc. 1,319,551
30,934 CareTrust REIT, Inc. 1,248,187
46,287 Healthcare Realty Trust, Inc., Class A 933,609
39,310 Omega Healthcare Investors, Inc. 1,874,301
33,686 Sabra Health Care REIT, Inc. 657,214
6,032,862
Health Care Technology (0.1%):
17,874 Doximity, Inc., Class A* 370,707
Hotel & Resort REITs (0.1%):
27,496 Park Hotels & Resorts, Inc. 391,818
Hotels, Restaurants & Leisure (2.6%):
34,667 Aramark 1,972,552
7,347 Boyd Gaming Corp. 648,961
13,199 Cava Group, Inc.* 1,035,858
2,770 Choice Hotels International, Inc.^ 305,448
8,757 Churchill Downs, Inc. 784,978
16,817 Dutch Bros, Inc., Class A* 1,207,629
7,901 Hilton Grand Vacations, Inc.* 413,775
5,401 Hyatt Hotels Corp., Class A 1,046,930
10,271 Planet Fitness, Inc., Class A* 535,838
8,674 Texas Roadhouse, Inc., Class A 1,676,077
8,108 Travel + Leisure Co. 619,694
4,781 Vail Resorts, Inc. 650,933
3,640 Wingstop, Inc. 631,212
9,973 Wyndham Hotels & Resorts, Inc. 839,826
12,369,711
Household Durables (1.8%):
8,008 KB Home 501,221
9,331 SharkNinja, Inc.* 1,420,831
27,663 Somnigroup International, Inc. 2,168,779
12,223 Taylor Morrison Home Corp., Class
A* 876,878
12,494 Toll Brothers, Inc. 2,058,387
3,793 TopBuild Corp.* 1,344,732
8,393 Whirlpool Corp. 330,852
8,701,680
Independent Power and Renewable Electricity
Producers (0.7%):
8,208 Ormat Technologies, Inc. 893,851
5,989 Talen Energy Corp.* 2,301,333
3,195,184
Industrial REITs (0.9%):
7,046 EastGroup Properties, Inc. 1,427,026
17,373 First Industrial Realty Trust, Inc. 1,065,139

Allianz Variable Insurance Products Trust
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Industrial REITs, continued
29,915 Rexford Industrial Realty, Inc. $ 1,002,153
25,507 STAG Industrial, Inc. 970,796
4,465,114
Insurance (3.4%):
9,212 American Financial Group, Inc. 1,289,127
7,638 Brighthouse Financial, Inc.* 483,485
12,286 CNO Financial Group, Inc. 626,340
33,406 Fidelity National Financial, Inc. 1,575,427
13,350 First American Financial Corp. 915,676
4,638 Hanover Insurance Group, Inc. (The) 993,089
2,927 Kinsale Capital Group, Inc. 965,354
29,930 Old Republic International Corp. 1,224,736
4,165 Primerica, Inc. 1,183,693
8,605 Reinsurance Group of America, Inc. 1,829,853
5,604 RenaissanceRe Holdings, Ltd. 1,775,908
12,208 RLI Corp. 721,127
15,252 Ryan Specialty Holdings, Inc., Class
A 575,915
7,781 Selective Insurance Group, Inc. 754,835
19,300 Unum Group 1,725,420
16,639,985
Interactive Media & Services (0.3%):
63,445 Pinterest, Inc., Class A* 1,334,248
IT Services (1.9%):
10,751 DigitalOcean Holdings, Inc.* 1,688,229
30,185 Kyndryl Holdings, Inc.* 341,392
22,137 Okta, Inc., Class A* 3,020,594
20,045 Twilio, Inc., Class A* 4,135,885
9,186,100
Leisure Products (0.5%):
8,680 Brunswick Corp. 731,203
38,751 Mattel, Inc.* 537,864
7,193 Polaris, Inc. 492,289
10,046 YETI Holdings, Inc.* 497,880
2,259,236
Life Sciences Tools & Services (1.9%):
90,879 Avantor, Inc.* 899,702
2,411 Bio-Rad Laboratories, Inc., Class A* 707,894
14,759 Bruker Corp. 888,197
19,980 Illumina, Inc.* 3,513,083
2,982 Medpace Holdings, Inc.* 1,579,237
6,988 Repligen Corp.* 953,443
34,394 Sotera Health Co.* 610,493
9,152,049
Machinery (5.7%):
7,992 AGCO Corp. 956,642
5,878 Chart Industries, Inc.* 1,228,149
117,595 CNH Industrial NV 1,320,592
6,481 Crane Co. 1,445,717
15,197 Donaldson Co., Inc. 1,364,235
7,657 Esab Corp. 755,210
Shares Value
Common Stocks, continued
Machinery, continued
16,846 Flowserve Corp.^ $ 1,249,299
21,754 Graco, Inc. 1,644,820
11,763 ITT, Inc. 2,326,251
7,210 Lincoln Electric Holdings, Inc. 1,914,327
5,556 Middleby Corp. (The)* 955,688
14,770 Mueller Industries, Inc. 1,815,676
8,210 Oshkosh Corp. 1,260,071
4,169 RBC Bearings, Inc.* 2,685,086
6,624 SPX Technologies, Inc.* 1,624,006
15,041 Terex Corp. 1,088,818
8,327 Timken Co. (The) 1,210,080
12,932 Toro Co. (The) 1,259,835
3,629 Watts Water Technologies, Inc.,
Class A 1,420,572
27,525,074
Marine Transportation (0.2%):
7,050 Kirby Corp.* 958,588
Media (0.6%):
21,128 New York Times Co. (The), Class A 1,478,538
3,849 Nexstar Media Group, Inc., Class A 687,393
25,097 Sirius XM Holdings, Inc. 741,365
2,907,296
Metals & Mining (2.6%):
34,800 Alcoa Corp. 1,814,472
75,993 Cleveland-Cliffs, Inc.* 713,574
136,792 Coeur Mining, Inc. 2,232,445
14,506 Commercial Metals Co. 910,252
88,663 Hecla Mining Co. 1,368,070
17,851 MP Materials Corp.* 999,835
6,737 Reliance, Inc. 2,516,943
10,755 Royal Gold, Inc. 2,146,806
12,702,397
Mortgage Real Estate Investment Trusts (REITs)
(0.6%):
96,591 Annaly Capital Management, Inc. 2,159,775
46,552 Starwood Property Trust, Inc. 762,521
2,922,296
Multi-Utilities (0.3%):
10,106 Black Hills Corp. 751,886
8,198 Northwestern Energy Group, Inc. 587,141
1,339,027
Office REITs (0.5%):
15,190 COPT Defense Properties 552,764
21,978 Cousins Properties, Inc. 658,900
14,148 Kilroy Realty Corp. 530,126
21,162 Vornado Realty Trust 831,667
2,573,457
Oil, Gas & Consumable Fuels (3.1%):
44,412 Antero Midstream Corp. 1,010,373
38,549 Antero Resources Corp.* 1,354,612

Allianz Variable Insurance Products Trust
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,520 Chord Energy Corp. $ 859,536
19,125 CNX Resources Corp.* 648,911
13,459 DT Midstream, Inc. 1,974,974
20,168 HF Sinclair Corp. 1,404,701
15,620 Matador Resources Co. 777,564
18,120 Murphy Oil Corp. 589,987
35,915 Ovintiv, Inc. 1,890,925
11,216 PBF Energy, Inc., Class A 510,552
103,610 Permian Resources Corp., Class A 1,907,460
30,620 Range Resources Corp. 1,138,758
25,771 Viper Energy, Inc., Class A 1,092,690
15,161,043
Paper & Forest Products (0.1%):
8,385 Louisiana-Pacific Corp. 659,564
Passenger Airlines (0.5%):
14,525 Alaska Air Group, Inc.* 758,205
87,466 American Airlines Group, Inc.* 1,580,511
2,338,716
Personal Care Products (0.1%):
7,865 elf Beauty, Inc.* 582,010
Pharmaceuticals (0.7%):
65,984 Elanco Animal Health, Inc.* 1,623,866
8,065 Jazz Pharmaceuticals plc* 1,943,423
219 Jazz Pharmaceuticals plc, ADR* 52,773
3,620,062
Professional Services (2.0%):
15,800 Booz Allen Hamilton Holding Corp.,
Class A 958,586
2,944 CACI International, Inc., Class A* 1,363,837
20,352 ExlService Holdings, Inc.* 526,303
6,387 Exponent, Inc. 375,300
3,962 FTI Consulting, Inc.* 590,378
21,305 Genpact, Ltd. 585,888
16,879 KBR, Inc. 582,832
7,099 Maximus, Inc. 381,642
7,130 Parsons Corp.* 373,541
5,625 Paylocity Holding Corp.* 587,981
5,637 Science Applications International
Corp. 622,381
25,260 TransUnion 1,822,256
10,393 Ul Solutions, Inc., Class A 1,058,631
9,829,556
Real Estate Management & Development (0.4%):
6,122 Jones Lang LaSalle, Inc.* 1,897,514
Residential REITs (0.7%):
41,515 American Homes 4 Rent, Class A 1,391,583
25,334 Equity LifeStyle Properties, Inc. 1,632,776
31,694 Independence Realty Trust, Inc. 528,973
3,553,332
Shares Value
Common Stocks, continued
Retail REITs (0.9%):
15,567 Agree Realty Corp. $ 1,179,045
40,986 Brixmor Property Group, Inc. 1,292,289
27,125 Kite Realty Group Trust 769,807
24,668 NNN REIT, Inc. 1,147,802
4,388,943
Semiconductors & Semiconductor Equipment
(5.7%):
16,556 Allegro MicroSystems, Inc.* 1,152,629
15,019 Amkor Technology, Inc. 1,295,088
6,805 Cirrus Logic, Inc.* 1,010,747
20,133 Entegris, Inc. 3,621,121
18,088 Lattice Semiconductor Corp.* 2,766,740
8,670 MACOM Technology Solutions
Holdings, Inc.* 3,297,808
8,923 MKS, Inc. 3,968,950
6,570 Onto Innovation, Inc.* 2,486,417
14,270 Rambus, Inc.* 1,894,200
12,289 Semtech Corp.* 1,988,975
4,401 Silicon Laboratories, Inc.* 961,883
2,930 SiTime Corp.* 2,184,491
5,079 Synaptics, Inc.* 630,964
5,594 Universal Display Corp. 484,384
27,744,397
Software (2.7%):
3,210 Appfolio, Inc., Class A* 514,723
19,882 Bentley Systems, Inc., Class B 594,273
11,756 BILL Holdings, Inc.* 425,097
5,510 Commvault Systems, Inc.* 780,932
25,442 Docusign, Inc., Class A* 1,130,134
8,038 Dolby Laboratories, Inc., Class A 422,638
19,827 Dropbox, Inc., Class A* 544,648
38,695 Dynatrace, Inc.* 1,699,097
11,143 Guidewire Software, Inc.* 1,371,146
3,414 InterDigital, Inc. 966,606
7,782 Manhattan Associates, Inc.* 1,083,644
34,950 Nutanix, Inc., Class A* 1,781,052
12,145 Pegasystems, Inc. 363,986
4,607 Qualys, Inc.* 633,416
56,629 UiPath, Inc., Class A* 615,557
12,926,949
Specialized REITs (1.3%):
29,548 CubeSmart 1,175,124
10,305 EPR Properties 597,793
37,117 Gaming and Leisure Properties, Inc. 1,652,820
11,463 Lamar Advertising Co., Class A 1,787,999
9,446 National Storage Affiliates Trust 420,064
36,959 Rayonier, Inc. 786,487
6,420,287
Specialty Retail (3.0%):
5,976 Abercrombie & Fitch Co.* 537,900
3,363 AutoNation, Inc.* 624,812
26,747 Bath & Body Works, Inc. 618,658

Allianz Variable Insurance Products Trust
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Common Stocks, continued
Specialty Retail, continued
8,284 Burlington Stores, Inc.* $ 2,624,371
31,921 Chewy, Inc., Class A* 627,247
8,662 Dick's Sporting Goods, Inc. 1,964,628
7,282 Five Below, Inc.* 1,309,231
14,163 Floor & Decor Holdings, Inc., Class
A* 840,716
54,962 GameStop Corp., Class A* 1,213,561
29,966 Gap, Inc. (The) 559,765
3,042 Lithia Motors, Inc., Class A 883,670
2,218 Murphy USA, Inc. 1,195,214
2,478 Penske Automotive Group, Inc. 443,438
2,054 RH* 338,355
17,042 Valvoline, Inc.* 673,841
14,455,407
Technology Hardware, Storage & Peripherals
(0.7%):
41,645 Everpure, Inc., Class A* 3,281,210
Textiles, Apparel & Luxury Goods (0.5%):
15,778 Capri Holdings, Ltd.* 292,997
3,211 Columbia Sportswear Co. 198,504
6,499 Crocs, Inc.* 784,039
6,107 PVH Corp. 453,506
43,276 VF Corp. 721,844
2,450,890
Trading Companies & Distributors (1.8%):
4,868 Applied Industrial Technologies, Inc. 1,646,114
24,771 Core & Main, Inc., Class A* 1,195,201
4,755 GATX Corp. 842,538
6,008 MSC Industrial Direct Co., Inc., Class
A 714,652
4,616 Watsco, Inc. 1,923,626
6,419 WESCO International, Inc. 2,217,315
8,539,446
Shares Value
Common Stocks, continued
Water Utilities (0.3%):
37,886 Essential Utilities, Inc. $ 1,451,413
Total Common Stocks (Cost $280,472,574) 481,560,519
Affiliated Investment Company (0.6%):
Money Market Funds (0.6%):
2,893,091 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
+(a)(b)
2,893,091
Total Affiliated Investment Company (Cost
$2,893,091) 2,893,091
Unaffiliated Investment Company (0.2%):
Money Market Funds (0.2%):
867,739 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(b)
867,739
Total Unaffiliated Investment Company (Cost
$867,739) 867,739
Total Investment Securities
(Cost $284,233,404 ) — 100.3% 485,321,349
Net other assets (liabilities) — (0.3)% (1,480,30 1 )
Net Assets — 100.0% $ 483,841,04 8
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $2,857,857.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(b) The rate represents the effective yield at June 30, 2026.

Allianz Variable Insurance Products Trust
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 400 Index E-mini September Future (U.S. Dollar) 9/18/26 15 $ 5,827,500 $ 32,648
$ 32,648

Allianz Variable Insurance Products Trust
AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Affiliated Investment Companies ( 100 .2% ):
Domestic Equity Funds ( 44 .4% ):
2,352,244 AZL Mid Cap Index Fund, Class 2 $ 45,210,128
18,322,683 AZL S&P 500 Index Fund, Class 2 463,747,100
2,384,474 AZL Small Cap Stock Index Fund,
Class 2 32,905,742
541,862,970
Fixed Income Fund ( 39 .1% ):
48,718,570 AZL Enhanced Bond Index Fund 477,929,175
International Equity Fund ( 16 .7% ):
8,503,611 AZL International Index Fund, Class
2 204,256,731
Total Affiliated Investment Companies (Cost
$1,083,020,236) 1,224,048,876
Total Investment Securities
(Cost $ 1,083,020,236 ) — 100 .2% 1,224,048,876
Net other assets (liabilities) — ( 0 .2 ) % (1,951,981)
Net Assets — 100.0% $ 1,222,096,895

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .6% ):
Aerospace & Defense ( 2 .1% ):
2,302 Airbus SE $ 512,330
302 Axon Enterprise, Inc.* 169,304
11,801 BAE Systems plc 288,648
2,900 Boeing Co. (The)* 627,763
324 Bombardier, Inc., Class B* 74,606
1,009 CAE, Inc.* 25,266
153 Curtiss-Wright Corp. 115,937
42 Dassault Aviation SA 13,786
103 Elbit Systems, Ltd. 78,405
363 FTAI Aviation, Ltd. 98,202
877 General Dynamics Corp. 310,669
145 HEICO Corp. 51,648
317 HEICO Corp., Class A 81,757
240 Hensoldt AG 18,583
1,255 Honeywell Aerospace, Inc.* 277,455
1,591 Howmet Aerospace, Inc. 427,756
1,671 Kongsberg Gruppen ASA 50,395
711 L3Harris Technologies, Inc. 206,610
1,617 Leonardo SpA 86,705
803 Lockheed Martin Corp. 409,096
4,838 Melrose Industries plc 30,502
214 MTU Aero Engines AG 88,999
537 Northrop Grumman Corp. 273,500
182 Rheinmetall AG 205,992
2,077 Rocket Lab Corp.* 211,127
32,814 Rolls-Royce Holdings plc 629,919
5,266 RTX Corp. 999,118
1,282 Saab AB, Class B 66,521
1,360 Safran SA 537,648
6,400 Singapore Technologies Engineering,
Ltd. 51,653
776 Textron, Inc. 71,183
377 Thales SA 96,853
216 TransDigm Group, Inc. 287,721
7,475,657
Air Freight & Logistics ( 0 .4% ):
466 CH Robinson Worldwide, Inc. 87,766
3,771 Deutsche Post AG 228,804
794 DSV A/S 188,503
549 Expeditors International of
Washington, Inc. 89,476
844 FedEx Corp. 264,282
448 FedEx Freight Holding Co., Inc.* 67,648
2,943 United Parcel Service, Inc., Class B 316,373
1,242,852
Automobile Components ( 0 .2% ):
2,400 Aisin Corp. 32,432
988 Aptiv plc* 60,644
3,500 Bridgestone Corp. 73,700
2,225 Cie Generale des Etablissements
Michelin SCA 85,935
513 Continental AG 42,303
6,000 Denso Corp. 69,311
Shares Value
Common Stocks, continued
Automobile Components, continued
1,166 Magna International, Inc. $ 76,681
10,800 Sumitomo Electric Industries, Ltd. 199,371
640,377
Automobiles ( 1 .9% ):
1,096 Bayerische Motoren Werke AG, ADR 71,716
471 Ferrari NV 174,540
15,002 Ford Motor Co. 208,528
3,532 General Motors Co. 272,247
14,000 Honda Motor Co., Ltd. 126,841
2,100 Isuzu Motors, Ltd. 27,771
2,787 Mercedes-Benz Group AG 139,876
11,300 Nissan Motor Co., Ltd.*^ 20,979
950 Renault SA 27,251
3,269 Rivian Automotive, Inc., Class A* 56,717
8,011 Stellantis NV, NYS* 45,668
2,200 Subaru Corp. 32,421
6,100 Suzuki Motor Corp. 73,433
10,972 Tesla, Inc.* 4,614,823
37,700 Toyota Motor Corp. 632,297
5,200 Yamaha Motor Co., Ltd.^ 39,372
6,564,480
Banks ( 7 .3% ):
1,998 ABN AMRO Bank NV, Class CV 84,970
8,889 AIB Group plc 104,450
11,726 ANZ Group Holdings, Ltd. 287,278
7,381 Banca Monte dei Paschi di Siena
SpA 91,642
22,197 Banco Bilbao Vizcaya Argentaria SA 556,788
4,873 Banco BPM SpA 84,158
32,342 Banco Comercial Portugues SA,
Class R 38,282
19,945 Banco de Sabadell SA 70,842
56,305 Banco Santander SA 778,866
4,899 Bank Hapoalim BM 113,084
5,548 Bank Leumi Le-Israel BM, Class IS 124,220
26,448 Bank of America Corp. 1,507,007
3,706 Bank of Ireland Group plc 73,864
2,670 Bank of Montreal 471,962
4,844 Bank of Nova Scotia (The) 421,070
2,277 Bankinter SA 38,200
93 Banque Cantonale Vaudoise,
Registered Shares^ 13,630
53,275 Barclays plc 357,704
319 BAWAG Group AG 63,954
3,915 BNP Paribas SA 457,536
15,500 BOC Hong Kong Holdings, Ltd. 84,069
5,891 BPER Banca SpA 92,459
13,695 CaixaBank SA 194,366
3,636 Canadian Imperial Bank of
Commerce^ 418,752
2,800 Chiba Bank, Ltd. (The) 42,587
6,661 Citigroup, Inc. 932,274
1,536 Citizens Financial Group, Inc. 107,628

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
2,694 Commerzbank AG^ $ 114,621
6,550 Commonwealth Bank of Australia 748,459
3,262 Credit Agricole SA 65,613
2,458 Danske Bank A/S 131,890
7,860 DBS Group Holdings, Ltd. 397,248
7,314 Deutsche Bank AG, Registered
Shares 247,624
3,360 DNB Bank ASA 99,971
1,158 Erste Group Bank AG 155,128
3,435 Fifth Third Bancorp 193,631
2,224 FinecoBank Banca Fineco SpA 55,791
32 First Citizens BancShares, Inc.,
Class A 66,585
67,119 HSBC Holdings plc 1,274,722
7,391 Huntington Bancshares, Inc. 131,042
11,428 ING Groep NV 361,522
53,460 Intesa Sanpaolo SpA 366,170
5,286 Israel Discount Bank, Ltd., Class A 52,469
6,600 Japan Post Bank Co., Ltd. 125,736
10,457 JPMorgan Chase & Co. 3,422,890
912 KBC Group NV 124,387
3,497 KeyCorp 80,606
223,285 Lloyds Banking Group plc 329,412
533 M&T Bank Corp. 126,859
41,800 Mitsubishi UFJ Financial Group, Inc. 829,309
608 Mizrahi Tefahot Bank, Ltd. 40,233
9,050 Mizuho Financial Group, Inc. 434,612
11,660 National Australia Bank, Ltd. 306,619
1,447 National Bank of Canada 228,473
30,527 NatWest Group plc 269,015
11,473 Nordea Bank Abp 217,878
12,900 Oversea-Chinese Banking Corp., Ltd. 248,222
646 Pinnacle Financial Partners, Inc. 65,168
1,583 PNC Financial Services Group, Inc.
(The) 389,766
446 Raiffeisen Bank International AG 28,483
3,406 Regions Financial Corp. 102,861
8,900 Resona Holdings, Inc. 116,093
5,472 Royal Bank of Canada 1,133,218
5,623 Skandinaviska Enskilda Banken AB,
Class A 111,937
2,398 Societe Generale SA 212,319
6,861 Standard Chartered plc 185,932
14,200 Sumitomo Mitsui Financial Group,
Inc. 555,222
2,400 Sumitomo Mitsui Trust Group, Inc. 89,602
5,761 Svenska Handelsbanken AB, Class A 84,791
3,453 Swedbank AB, Class A 128,991
6,497 Toronto-Dominion Bank (The) 790,031
4,770 Truist Financial Corp. 237,641
5,260 UniCredit SpA 470,559
5,004 United Overseas Bank, Ltd. 154,323
6,132 US Bancorp 370,373
11,912 Wells Fargo & Co. 984,408
13,635 Westpac Banking Corp. 333,288
Shares Value
Common Stocks, continued
Banks, continued
4,700 Yokohama Financial Group, Inc. $ 50,214
25,453,599
Beverages ( 1 .0% ):
3,418 Anheuser-Busch InBev SA/NV 281,780
5,000 Asahi Group Holdings, Ltd. 47,574
395 Carlsberg AS, Class B 51,837
15,193 Coca-Cola Co. (The) 1,234,735
774 Coca-Cola Europacific Partners plc 77,454
931 Coca-Cola HBC AG* 60,760
550 Constellation Brands, Inc., Class A 76,500
8,517 Diageo plc 171,159
436 Heineken Holding NV 33,259
1,107 Heineken NV 93,103
5,151 Keurig Dr Pepper, Inc. 168,592
3,400 Kirin Holdings Co., Ltd. 58,265
2,847 Monster Beverage Corp.* 273,654
5,371 PepsiCo, Inc. 727,233
895 Pernod Ricard SA 65,347
3,421,252
Biotechnology ( 1 .5% ):
6,929 AbbVie, Inc. 1,743,614
204 Abivax SA* 27,085
499 Alnylam Pharmaceuticals, Inc.* 150,214
2,119 Amgen, Inc. 767,332
247 Argenx SE* 229,102
504 Biogen, Inc.* 108,894
1,744 CSL, Ltd. 138,872
239 Genmab A/S* 65,477
4,867 Gilead Sciences, Inc. 614,897
740 Incyte Corp.* 83,886
825 Insmed, Inc.* 87,962
531 Natera, Inc.* 144,140
385 Neurocrine Biosciences, Inc.* 64,886
393 Regeneron Pharmaceuticals, Inc. 245,051
601 Revolution Medicines, Inc.* 112,555
832 Swedish Orphan Biovitrum AB* 39,669
143 United Therapeutics Corp.* 77,482
997 Vertex Pharmaceuticals, Inc.* 495,240
5,196,358
Broadline Retail ( 3 .0% ):
37,734 Amazon.com, Inc.* 8,993,522
221 Canadian Tire Corp., Class A 30,444
1,023 Dollarama, Inc. 135,347
1,623 eBay, Inc. 181,370
180 MercadoLibre, Inc.* 305,530
455 Next plc 87,792
9,000 Pan Pacific International Holdings
Corp. 45,940
5,262 Prosus NV* 228,691
5,100 Rakuten Group, Inc.* 23,797
1,600 Ryohin Keikaku Co., Ltd. 34,958
1,465 Sea, Ltd., ADR* 140,391

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
4,298 Wesfarmers, Ltd. $ 269,689
10,477,471
Building Products ( 0 .5% ):
1,000 AGC, Inc. 43,249
357 Allegion plc, ADR* 50,155
3,572 Assa Abloy AB, Class B 126,208
46 Belimo Holding AG, Class R 51,878
183 Carlisle Cos., Inc. 66,383
2,852 Carrier Global Corp. 209,194
1,795 Cie de Saint-Gobain SA 162,497
900 Daikin Industries, Ltd. 136,722
136 Geberit AG, Registered Shares 90,776
2,416 Johnson Controls International plc 353,002
618 Kingspan Group plc 56,522
118 Lennox International, Inc. 67,608
732 Masco Corp. 59,563
4,215 Nibe Industrier AB, Class B 15,672
859 Trane Technologies plc 421,907
1,911,336
Capital Markets ( 2 .9% ):
3,756 3i Group plc 123,940
340 Ameriprise Financial, Inc. 155,978
158 Amundi SA 15,162
885 Ares Management Corp., Class A 98,509
934 ASX, Ltd. 34,486
2,689 Bank of New York Mellon Corp. (The) 388,856
573 Blackrock, Inc.
+
550,974
2,856 Blackstone, Inc. 336,066
1,299 Brookfield Asset Management, Ltd.,
Class A 58,277
7,933 Brookfield Corp., Class A 338,499
1,101 Carlyle Group, Inc. (The) 46,363
383 Cboe Global Markets, Inc. 92,943
6,530 Charles Schwab Corp. (The) 602,523
1,415 CME Group, Inc., Class A 312,474
881 Coinbase Global, Inc., Class A* 128,793
1,102 CVC Capital Partners plc 16,012
6,000 Daiwa Securities Group, Inc. 59,002
681 Deutsche Boerse AG 185,807
1,614 EQT AB 45,674
279 Euronext NV 44,632
175 Futu Holdings, Ltd., ADR 16,405
1,154 Goldman Sachs Group, Inc. (The) 1,167,121
4,500 Hong Kong Exchanges & Clearing,
Ltd. 209,155
1,705 Interactive Brokers Group, Inc., Class
A 148,403
2,251 Intercontinental Exchange, Inc. 277,121
3,700 Japan Exchange Group, Inc. 46,636
797 Julius Baer Group, Ltd. 68,908
2,345 KKR & Co., Inc. 215,224
1,773 London Stock Exchange Group plc 191,955
268 LPL Financial Holdings, Inc. 75,490
1,430 Macquarie Group, Ltd. 248,811
Shares Value
Common Stocks, continued
Capital Markets, continued
595 Moody's Corp. $ 269,487
4,645 Morgan Stanley 970,991
280 MSCI, Inc., Class A 156,811
1,807 Nasdaq, Inc. 142,428
10,800 Nomura Holdings, Inc. 94,249
722 Northern Trust Corp. 125,513
85 Partners Group Holding AG 69,615
657 Raymond James Financial, Inc. 99,884
2,941 Robinhood Markets, Inc., Class A* 294,924
1,180 S&P Global, Inc. 480,567
2,000 SBI Holdings, Inc. 32,533
2,664 Schroders plc 20,758
3,200 Singapore Exchange, Ltd. 59,879
1,136 State Street Corp. 192,666
806 T. Rowe Price Group, Inc. 91,634
1,169 TMX Group, Ltd. 38,274
376 Tradeweb Markets, Inc., Class A 37,472
12,382 UBS Group AG 613,539
10,091,423
Chemicals ( 1 .3% ):
2,547 Air Liquide SA 504,351
827 Air Products and Chemicals, Inc. 242,460
722 Akzo Nobel NV 48,964
5,000 Asahi Kasei Corp. 55,157
3,461 BASF SE 184,992
598 CF Industries Holdings, Inc. 64,739
2,533 Corteva, Inc. 214,520
2,709 Dow, Inc. 74,118
624 DSM-Firmenich AG 59,191
495 DuPont de Nemours, Inc. 67,142
1,001 Ecolab, Inc. 278,889
36 EMS-Chemie Holding AG 30,900
988 Evonik Industries AG 17,926
38 Givaudan SA, Registered Shares 161,068
2,385 ICL Group, Ltd. 11,975
968 International Flavors & Fragrances,
Inc. 76,685
1,791 Linde plc 929,422
970 LyondellBasell Industries NV, Class A 51,070
4,700 Mitsubishi Chemical Group Corp. 32,658
3,800 Nippon Paint Holdings Co., Ltd. 24,736
600 Nippon Sanso Holdings Corp. 22,139
2,700 Nitto Denko Corp. 53,192
1,496 Novonesis (Novozymes) B 94,547
1,871 Nutrien, Ltd.^ 117,886
933 PPG Industries, Inc. 113,164
700 Resonac Holdings Corp. 78,062
463 RPM International, Inc. 51,462
902 Sherwin-Williams Co. (The) 310,577
6,200 Shin-Etsu Chemical Co., Ltd. 270,392
579 Sika AG, Registered Shares 119,329
456 Syensqo SA 33,671
440 Symrise AG, Class A 44,153
6,300 Toray Industries, Inc. 43,736

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
557 Yara International ASA $ 24,498
4,507,771
Commercial Services & Supplies ( 0 .4% ):
5,864 Brambles, Ltd. 79,152
1,296 Cintas Corp. 220,424
3,800 Copart, Inc.* 107,122
1,300 Dai Nippon Printing Co., Ltd. 23,808
1,877 Element Fleet Management Corp. 38,742
1,105 GFL Environmental, Inc. 40,636
675 RB Global, Inc. 78,591
9,519 Rentokil Initial plc 53,882
771 Republic Services, Inc., Class A 164,285
1,131 Rollins, Inc. 47,208
1,400 Secom Co., Ltd. 55,639
1,439 Securitas AB, Class B 23,638
900 TOPPAN Holdings, Inc. 28,546
814 Veralto Corp. 72,186
1,311 Verisure plc* 14,630
979 Waste Connections, Inc. 163,189
1,588 Waste Management, Inc. 353,933
1,565,611
Communications Equipment ( 1 .1% ):
4,194 Arista Networks, Inc.* 712,477
565 Ciena Corp.* 277,166
15,347 Cisco Systems, Inc. 1,802,659
216 F5, Inc.* 89,847
276 Lumentum Holdings, Inc.* 236,825
660 Motorola Solutions, Inc. 274,091
18,892 Nokia Oyj 250,071
9,718 Telefonaktiebolaget LM Ericsson,
Class B 108,499
3,751,635
Construction & Engineering ( 0 .5% ):
711 ACS Actividades de Construccion y
Servicios SA 104,983
504 AtkinsRealis Group, Inc. 31,304
977 Bouygues SA 54,507
141 Comfort Systems USA, Inc. 279,455
239 Eiffage SA 35,283
178 EMCOR Group, Inc. 147,719
1,755 Ferrovial NV 120,384
57 HOCHTIEF AG 33,025
1,700 Kajima Corp. 62,079
239 MasTec, Inc.* 99,438
2,400 Obayashi Corp. 48,586
582 Quanta Services, Inc. 419,063
2,100 Shimizu Corp. 33,305
1,177 Skanska AB, Class B 31,508
534 Stantec, Inc. 36,835
500 Taisei Corp. 44,317
1,801 Vinci SA 263,384
Shares Value
Common Stocks, continued
Construction & Engineering, continued
553 WSP Global, Inc. $ 68,574
1,913,749
Construction Materials ( 0 .3% ):
1,833 Amrize, Ltd.* 97,699
340 Buzzi SpA 17,406
2,621 CRH plc 280,447
496 Heidelberg Materials AG 94,607
1,943 Holcim AG* 175,955
240 Martin Marietta Materials, Inc. 138,408
529 Vulcan Materials Co. 156,061
960,583
Consumer Finance ( 0 .4% ):
2,094 American Express Co. 708,298
2,363 Capital One Financial Corp. 474,065
4,718 SoFi Technologies, Inc.* 84,594
1,285 Synchrony Financial 97,724
1,364,681
Consumer Staples Distribution & Retail ( 1 .6% ):
7,600 Aeon Co., Ltd. 62,729
2,671 Alimentation Couche-Tard, Inc. 170,269
2,172 Carrefour SA 40,343
154 Casey's General Stores, Inc. 122,398
5,817 Coles Group, Ltd. 98,183
1,740 Costco Wholesale Corp. 1,627,718
882 Dollar General Corp. 101,527
770 Dollar Tree, Inc.* 93,132
274 Empire Co., Ltd. 9,597
714 George Weston, Ltd. 51,255
5,394 J Sainsbury plc 22,887
807 Kesko Oyj, Class B 18,041
3,395 Koninklijke Ahold Delhaize NV 136,621
2,044 Kroger Co. (The) 113,503
2,477 Loblaw Cos., Ltd. 112,383
888 Metro, Inc., Class A 56,783
7,900 Seven & i Holdings Co., Ltd. 95,240
1,797 Sysco Corp. 150,193
1,707 Target Corp. 222,951
23,954 Tesco plc 146,237
17,053 Walmart, Inc. 1,931,423
4,924 Woolworths Group, Ltd. 136,392
5,519,805
Containers & Packaging ( 0 .1% ):
1,783 Amcor plc, ADR 77,293
345 Avery Dennison Corp. 56,011
921 Ball Corp. 57,470
681 CCL Industries, Inc., Class B 44,406
1,688 International Paper Co. 64,313
384 Packaging Corp. of America 91,499
1,370 Smurfit WestRock plc 63,376
599 Smurfit WestRock plc, ADR 27,710
482,078

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Distributors ( 0 .0%
†
):
91 D'ieteren Group $ 17,728
628 Genuine Parts Co. 74,092
91,820
Diversified Consumer Services ( 0 .0%
†
):
1,931 Pearson plc 30,654
Diversified REITs ( 0 .0%
†
):
22,973 CapitaLand Integrated Commercial
Trust 42,237
316 Covivio SA 19,361
1,994 Land Securities Group plc 17,226
9,485 Stockland 26,868
900 WP Carey, Inc. 64,350
170,042
Diversified Telecommunication Services ( 0 .9% ):
933 AST SpaceMobile, Inc., Class A*^ 82,906
26,951 AT&T, Inc. 557,886
915 BCE, Inc. 19,712
25,258 BT Group plc 63,684
1,863 Cellnex Telecom SA* 55,784
13,168 Deutsche Telekom AG 358,852
602 Elisa Oyj 25,273
20,000 HKT Trust & HKT, Ltd., Class SS 29,745
15,541 Koninklijke KPN NV 77,090
110,000 NTT, Inc. 98,115
7,205 Orange SA 135,891
30,200 Singapore Telecommunications, Ltd. 103,514
2,044 Space Exploration Technologies
Corp., Class A* 349,238
104 Swisscom AG, Registered Shares 80,281
5,982 Telecom Italia Spa* 54,517
15,654 Telefonica SA 62,912
1,907 Telenor ASA 27,414
11,109 Telia Co. AB 54,105
16,754 Telstra Group, Ltd. 58,909
1,970 TELUS Corp. 20,838
16,470 Verizon Communications, Inc. 697,340
3,014,006
Electric Utilities ( 1 .6% ):
94 Acciona SA^ 29,789
1,052 Alliant Energy Corp. 80,257
2,082 American Electric Power Co., Inc. 284,838
77 BKW AG 12,967
2,600 Chubu Electric Power Co., Inc. 48,897
7,500 CLP Holdings, Ltd. 70,104
1,215 Constellation Energy Corp. 301,770
4,136 Contact Energy, Ltd. 21,907
2,998 Duke Energy Corp. 379,487
1,408 Edison International 104,826
12,692 EDP - Energias de Portugal SA 66,440
164 Elia Group SA/NV, Class B 26,083
1,024 Emera, Inc. 54,323
1,281 Endesa SA^ 58,373
Shares Value
Common Stocks, continued
Electric Utilities, continued
28,705 Enel SpA $ 329,780
1,853 Entergy Corp. 212,836
833 Evergy, Inc. 71,996
1,439 Eversource Energy 103,996
3,804 Exelon Corp. 177,342
2,111 FirstEnergy Corp. 100,357
2,039 Fortis, Inc. 116,824
1,820 Fortum Oyj 42,043
1,170 Hydro One, Ltd. 48,265
23,372 Iberdrola SA 583,277
3,900 Kansai Electric Power Co., Inc. (The) 54,817
8,131 NextEra Energy, Inc. 713,658
828 NRG Energy, Inc. 120,938
7,022 Origin Energy, Ltd. 53,368
8,912 PG&E Corp. 149,900
6,500 Power Assets Holdings, Ltd. 47,431
3,041 PPL Corp. 110,540
1,850 Redeia Corp. SA^ 31,477
4,449 Southern Co. (The) 425,814
4,700 SSE plc 151,873
6,068 Terna - Rete Elettrica Nazionale 70,991
453 Verbund AG 28,772
2,473 Xcel Energy, Inc. 198,582
5,484,938
Electrical Equipment ( 1 .9% ):
6,129 ABB, Ltd., Registered Shares 665,168
898 AMETEK, Inc. 217,262
1,076 Bloom Energy Corp., Class A* 325,705
1,497 Eaton Corp. plc 637,902
2,205 Emerson Electric Co. 315,646
500 Fuji Electric Co., Ltd. 42,314
6,000 Fujikura, Ltd. 232,932
2,000 Furukawa Electric Co., Ltd. 59,484
1,058 GE Vernova, Inc. 1,243,002
203 Hubbell, Inc., Class B 106,210
1,040 Legrand SA 175,529
7,500 Mitsubishi Electric Corp. 275,059
2,900 NIDEC Corp.* 47,642
1,092 Prysmian SpA 183,424
455 Rockwell Automation, Inc. 225,261
2,115 Schneider Electric SE 693,839
2,999 Siemens Energy AG 568,345
1,405 Vertiv Holdings Co., Class A 470,422
4,019 Vestas Wind Systems A/S 113,563
6,598,709
Electronic Equipment, Instruments &
Components ( 1 .3% ):
4,754 Amphenol Corp., Class A 838,225
484 CDW Corp. 68,070
449 Celestica, Inc.* 163,769
737 Coherent Corp.* 290,724
3,132 Corning, Inc. 800,007
139 Fabrinet* 78,129
1,420 Flex, Ltd.* 230,139

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments &
Components, continued
1,688 Halma plc $ 88,171
8,241 Hexagon AB, Class B 68,186
1,000 Ibiden Co., Ltd. 150,151
414 Jabil, Inc. 159,589
700 Keyence Corp. 352,711
659 Keysight Technologies, Inc.* 230,696
4,400 Kyocera Corp. 97,562
6,300 Murata Manufacturing Co., Ltd. 454,093
7,600 TDK Corp. 169,770
1,114 TE Connectivity plc 224,594
172 Teledyne Technologies, Inc.* 114,707
725 Trimble, Inc.* 37,106
1,200 Yokogawa Electric Corp. 42,159
4,658,558
Energy Equipment & Services ( 0 .2% ):
3,717 Baker Hughes Co., Class A 206,293
3,522 Halliburton Co. 119,572
5,914 SLB, Ltd. 274,942
1,607 TechnipFMC plc 106,544
1,426 Tenaris SA 39,459
746,810
Entertainment ( 1 .0% ):
1,500 Capcom Co., Ltd. 27,842
323 CTS Eventim AG & Co. KGaA 18,843
854 Electronic Arts, Inc. 175,104
300 Konami Group Corp. 32,791
754 Liberty Media Corp.-Liberty Formula
One, Class C* 71,736
618 Live Nation Entertainment, Inc.* 113,162
16,295 Netflix, Inc.* 1,163,463
1,400 Nexon Co., Ltd. 18,624
4,500 Nintendo Co., Ltd. 188,993
2,261 ROBLOX Corp., Class A* 122,953
585 Spotify Technology SA* 268,591
633 Take-Two Interactive Software, Inc.* 158,237
3,400 Toho Co., Ltd. 27,181
4,009 Universal Music Group NV 83,972
6,876 Walt Disney Co. (The) 661,815
9,030 Warner Bros Discovery, Inc.* 240,740
3,374,047
Financial Services ( 2 .5% ):
109 Adyen NV* 101,786
1,009 Affirm Holdings, Inc., Class A* 82,284
1,636 Apollo Global Management, Inc. 193,555
5,419 Berkshire Hathaway, Inc., Class B* 2,711,613
1,925 Block, Inc., Class A* 146,300
1,121 Corebridge Financial, Inc. 32,094
230 Corpay, Inc.* 76,652
330 EXOR NV 25,280
1,891 Fidelity National Information
Services, Inc. 73,522
2,244 Fiserv, Inc.* 110,068
Shares Value
Common Stocks, continued
Financial Services, continued
823 Global Payments, Inc. $ 59,717
359 Groupe Bruxelles Lambert NV 32,710
417 Industrivarden AB, Class A 23,388
504 Industrivarden AB, Class C 27,676
2,796 Infratil, Ltd. 24,522
6,651 Investor AB, Class B 276,349
418 L E Lundbergforetagen AB, Class B 24,103
3,214 Mastercard, Inc., Class A 1,650,710
3,500 Mitsubishi HC Capital, Inc. 28,323
4,400 ORIX Corp. 166,775
3,514 PayPal Holdings, Inc. 151,735
2,089 Poste Italiane SpA^ 68,325
4,120 Rocket Cos., Inc., Class A* 64,890
67 Sofina SA^ 17,048
1,929 Toast, Inc., Class A* 53,665
6,541 Visa, Inc., Class A 2,244,152
1,571 Washington H Soul Pattinson & Co.,
Ltd. 50,276
2,757 Wise Group plc* 33,078
8,550,596
Food Products ( 0 .7% ):
3,300 Ajinomoto Co., Inc. 120,055
1,879 Archer-Daniels-Midland Co. 143,556
1,259 Associated British Foods plc 33,178
11 Barry Callebaut AG, Registered
Shares 15,253
460 Bunge Global SA 49,096
4 Chocoladefabriken Lindt & Spruengli
AG, Class PC 46,551
2,588 Danone SA 212,232
1,876 General Mills, Inc. 65,285
607 Hershey Co. (The) 106,498
680 Kerry Group plc, Class A 62,444
2,400 Kikkoman Corp. 24,617
3,016 Kraft Heinz Co. (The) 71,238
1 Lotus Bakeries NV 13,281
2,156 Magnum Ice Cream Co. NV (The)* 37,506
922 McCormick & Co., Inc. 46,487
4,999 Mondelez International, Inc., Class A 289,142
1,492 Mowi ASA 27,603
10,105 Nestle SA, Registered Shares 1,037,981
3,513 Orkla ASA 37,017
461 Salmar ASA 21,602
1,273 Saputo, Inc. 36,877
1,186 Tyson Foods, Inc., Class A 67,898
25,033 WH Group, Ltd. 26,539
4,100 Wilmar International, Ltd. 11,485
2,603,421
Gas Utilities ( 0 .1% ):
1,037 AltaGas, Ltd. 38,311
5,182 APA Group 36,402
691 Atmos Energy Corp. 119,038
56,117 Hong Kong & China Gas Co., Ltd. 46,652
1,756 Italgas SpA 20,336

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Gas Utilities, continued
1,643 Naturgy Energy Group SA $ 51,551
1,400 Osaka Gas Co., Ltd. 47,097
7,878 Snam SpA 56,698
1,100 Tokyo Gas Co., Ltd. 41,366
457,451
Ground Transportation ( 0 .8% ):
1,354 Ayvens SA 17,849
2,063 Canadian National Railway Co. 246,219
3,458 Canadian Pacific Kansas City, Ltd. 299,835
3,600 Central Japan Railway Co. 77,268
7,217 CSX Corp. 343,024
3,900 East Japan Railway Co. 81,752
8,772 Grab Holdings, Ltd.* 33,070
1,400 Hankyu Hanshin Holdings, Inc. 36,822
288 JB Hunt Transport Services, Inc. 83,356
5,000 MTR Corp., Ltd.^ 19,510
904 Norfolk Southern Corp. 284,389
762 Old Dominion Freight Line, Inc. 165,049
275 TFI International, Inc. 39,589
6,880 Uber Technologies, Inc.* 496,461
2,310 Union Pacific Corp. 628,320
800 West Japan Railway Co. 13,418
451 XPO, Inc.* 92,586
2,958,517
Health Care Equipment & Supplies ( 1 .3% ):
6,821 Abbott Laboratories 618,938
1,868 Alcon AG 126,343
1,066 Becton Dickinson & Co. 161,318
5,958 Boston Scientific Corp.* 254,287
275 Cochlear, Ltd. 23,230
597 Coloplast A/S, Class B 34,050
743 Cooper Cos., Inc. (The)* 53,280
1,527 Dexcom, Inc.* 102,843
2,256 Edwards Lifesciences Corp.* 204,078
1,145 EssilorLuxottica SA 214,798
2,286 Fisher & Paykel Healthcare Corp.,
Ltd. 50,541
1,805 GE HealthCare Technologies, Inc. 115,538
1,300 Hoya Corp. 209,668
320 IDEXX Laboratories, Inc.* 168,461
257 Insulet Corp.* 39,128
1,375 Intuitive Surgical, Inc.* 546,810
3,150 Koninklijke Philips NV 85,584
1,411 Medline, Inc., Class A* 55,650
5,099 Medtronic plc 398,895
4,500 Olympus Corp. 47,306
560 ResMed, Inc. 109,133
1,391 Siemens Healthineers AG 54,354
2,880 Smith & Nephew plc 41,391
205 Sonova Holding AG 48,700
371 STERIS plc 78,121
445 Straumann Holding AG, Class R 58,540
1,344 Stryker Corp. 423,145
6,100 Terumo Corp. 83,946
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
846 Zimmer Biomet Holdings, Inc. $ 72,832
4,480,908
Health Care Providers & Services ( 1 .2% ):
912 Cardinal Health, Inc. 216,655
754 Cencora, Inc. 213,367
1,936 Centene Corp.* 124,272
1,028 Cigna Group (The) 283,399
4,980 CVS Health Corp. 515,181
846 Elevance Health, Inc. 327,174
559 Fresenius Medical Care AG 25,289
1,848 Fresenius SE & Co. KGaA 84,384
600 HCA Healthcare, Inc. 233,934
472 Humana, Inc. 187,488
319 Labcorp Holdings, Inc. 89,320
469 McKesson Corp. 354,376
429 Quest Diagnostics, Inc. 90,926
22,963 Sigma Healthcare, Ltd. 43,748
2,275 Sonic Healthcare, Ltd. 32,660
3,532 UnitedHealth Group, Inc. 1,468,005
4,290,178
Health Care REITs ( 0 .2% ):
1,914 Ventas, Inc. 169,963
2,718 Welltower, Inc. 616,905
786,868
Health Care Technology ( 0 .0%
†
):
127 Pro Medicus, Ltd. 17,976
552 Veeva Systems, Inc., Class A* 97,964
115,940
Hotels, Restaurants & Leisure ( 1 .4% ):
701 Accor SA 40,751
1,705 Airbnb, Inc., Class A* 243,985
1,780 Amadeus IT Group SA 102,218
1,935 Aristocrat Leisure, Ltd. 82,419
3,085 Booking Holdings, Inc. 549,870
4,899 Carnival Corp., Ltd. 139,964
4,898 Chipotle Mexican Grill, Inc., Class A* 166,532
6,834 Compass Group plc 220,802
459 Darden Restaurants, Inc. 94,559
464 Delivery Hero SE, Class A* 19,088
127 Domino's Pizza, Inc. 37,597
1,460 DoorDash, Inc., Class A* 269,414
605 Evolution AB* 41,703
425 Expedia Group, Inc. 108,749
523 Flutter Entertainment plc, Class DI* 53,435
8,000 Galaxy Entertainment Group, Ltd. 30,126
900 Hilton Worldwide Holdings, Inc. 297,414
145 Hyatt Hotels Corp., Class A 28,107
573 InterContinental Hotels Group plc 98,834
1,263 Las Vegas Sands Corp. 58,338
8,492 Lottery Corp., Ltd. (The) 33,870
837 Marriott International, Inc., Class A 310,184
2,763 McDonald's Corp. 746,867

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,200 Oriental Land Co., Ltd. $ 48,990
1,302 Restaurant Brands International, Inc. 94,408
967 Royal Caribbean Cruises, Ltd. 307,052
8,400 Sands China, Ltd. 14,038
370 Sodexo SA^ 21,416
4,375 Starbucks Corp. 447,081
1,135 Yum! Brands, Inc. 181,441
500 Zensho Holdings Co., Ltd. 24,808
4,914,060
Household Durables ( 0 .4% ):
1,050 D.R. Horton, Inc. 171,024
653 Garmin, Ltd. 155,114
860 Lennar Corp., Class A 77,821
10 NVR, Inc.* 68,134
9,000 Panasonic Holdings Corp. 252,723
666 PulteGroup, Inc. 91,382
2,600 Sekisui House, Ltd. 54,102
311 SharkNinja, Inc.* 47,356
23,100 Sony Group Corp. 463,259
1,380,915
Household Products ( 0 .6% ):
959 Church & Dwight Co., Inc. 92,908
482 Clorox Co. (The) 46,002
3,072 Colgate-Palmolive Co. 281,641
2,076 Essity AB, Class B 58,752
411 Henkel AG & Co. KGaA 32,498
1,308 Kimberly-Clark Corp. 143,579
9,046 Procter & Gamble Co. (The) 1,326,505
2,677 Reckitt Benckiser Group plc 174,490
2,156,375
Independent Power and Renewable Electricity
Producers ( 0 .2% ):
387 Brookfield Renewable Corp. 14,387
1,055 EDP Renovaveis SA 17,086
564 Enlight Renewable Energy, Ltd.* 49,987
7,411 Meridian Energy, Ltd. 24,511
697 OPC Energy, Ltd.* 21,718
1,895 Orsted AS* 42,611
2,524 RWE AG 163,512
1,296 Vistra Corp. 205,584
539,396
Industrial Conglomerates ( 1 .1% ):
2,043 3M Co. 330,782
11,000 CK Hutchison Holdings, Ltd. 93,498
4,054 General Electric Co. 1,515,101
17,300 Hitachi, Ltd. 480,804
1,255 Honeywell International, Inc. 280,994
700 Jardine Matheson Holdings, Ltd. 43,264
5,000 Keppel, Ltd. 42,606
474 Lifco AB, Class B 15,535
2,896 Siemens AG, Registered Shares 930,495
1,145 Smiths Group plc 38,899
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
2,000 Swire Pacific, Ltd., Class A $ 20,908
3,792,886
Industrial REITs ( 0 .2% ):
20,194 CapitaLand Ascendas REIT 38,967
7,884 Goodman Group 170,875
3,590 Prologis, Inc. 486,337
5,450 Segro plc 63,317
759,496
Insurance ( 2 .8% ):
1,160 Admiral Group plc 54,786
3,937 Aegon, Ltd. 33,472
1,838 Aflac, Inc. 215,505
586 Ageas SA/NV 46,878
40,800 AIA Group, Ltd. 374,227
1,454 Allianz SE, Registered Shares
+
688,038
968 Allstate Corp. (The) 230,326
2,195 American International Group, Inc. 163,593
782 Aon plc, Class A 259,382
1,294 Arch Capital Group, Ltd.* 125,596
990 Arthur J. Gallagher & Co. 227,274
708 ASR Nederland NV 53,436
12,858 Aviva plc 110,921
6,186 AXA SA 309,996
1,198 Brown & Brown, Inc. 76,852
1,350 Chubb, Ltd. 459,999
609 Cincinnati Financial Corp. 112,750
13,100 Daiichi Life Group, Inc. 143,595
85 Erie Indemnity Co., Class A 20,379
174 Everest Group, Ltd. 62,158
70 Fairfax Financial Holdings, Ltd. 115,148
846 Fidelity National Financial, Inc. 39,897
3,385 Generali 164,819
1,310 Gjensidige Forsikring ASA 35,478
922 Great-West Lifeco, Inc. 58,755
226 Hannover Rueck SE 62,597
478 Harel Insurance Investments &
Financial Services, Ltd. 25,225
1,104 Hartford Insurance Group, Inc. (The) 146,302
261 Helvetia Baloise Holding AG 67,412
315 iA Financial Corp., Inc. 43,499
9,533 Insurance Australia Group, Ltd. 53,436
657 Intact Financial Corp. 135,611
7,100 Japan Post Holdings Co., Ltd. 95,194
1,900 Japan Post Insurance Co., Ltd. 17,917
23,027 Legal & General Group plc 87,431
654 Loews Corp. 74,039
6,504 Manulife Financial Corp. 263,811
46 Markel Group, Inc.* 89,838
1,874 Marsh & McLennan Cos., Inc. 312,340
11,639 Medibank Pvt, Ltd. 40,027
2,133 MetLife, Inc. 180,473
4,600 MS&AD Insurance Group Holdings,
Inc. 120,150

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
522 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class
R $ 291,377
1,049 NN Group NV 91,907
1,003 Phoenix Financial, Ltd. 55,624
2,113 Power Corp. of Canada^ 131,748
922 Principal Financial Group, Inc. 99,373
2,282 Progressive Corp. (The) 498,503
1,323 Prudential Financial, Inc. 142,791
10,239 Prudential plc 136,324
6,031 QBE Insurance Group, Ltd. 105,239
10,161 Sampo Oyj, A Shares 106,792
2,900 Sompo Holdings, Inc. 110,633
3,380 Standard Life plc 37,359
2,167 Sun Life Financial, Inc. 170,154
3,307 Suncorp Group, Ltd. 44,122
104 Swiss Life Holding AG 114,444
1,189 Swiss Re AG 189,219
2,100 T&D Holdings, Inc. 62,214
207 Talanx AG 26,161
6,800 Tokio Marine Holdings, Inc. 301,136
818 Travelers Cos., Inc. (The) 270,038
904 Tryg A/S 20,586
1,488 Unipol Assicurazioni SpA 41,526
767 W R Berkley Corp. 54,097
387 Willis Towers Watson plc 101,150
576 Zurich Insurance Group AG 425,510
9,626,589
Interactive Media & Services ( 5 .6% ):
22,698 Alphabet, Inc., Class A 8,111,584
18,021 Alphabet, Inc., Class C 6,367,360
1,633 CAR Group, Ltd. 29,216
5,500 LY Corp. 14,714
8,562 Meta Platforms, Inc., Class A 4,822,889
154 REA Group, Ltd. 14,877
484 Reddit, Inc., Class A* 84,013
134 Scout24 SE 11,078
19,455,731
IT Services ( 1 .0% ):
2,382 Accenture plc, Class A 296,416
629 Capgemini SE 63,256
845 CGI, Inc. 54,623
1,171 Cloudflare, Inc., Class A* 287,223
2,096 Cognizant Technology Solutions
Corp., Class A 81,178
1,081 CoreWeave, Inc., Class A* 107,603
7,100 Fujitsu, Ltd. 141,702
288 Indra Sistemas SA 15,828
3,641 International Business Machines
Corp. 1,023,886
295 MongoDB, Inc., Class A* 99,090
4,800 NEC Corp. 116,538
1,420 Nomura Research Institute, Ltd. 40,236
1,000 Obic Co., Ltd. 23,449
Shares Value
Common Stocks, continued
IT Services, continued
629 Okta, Inc., Class A* $ 85,827
1,000 Otsuka Corp. 17,123
4,737 Shopify, Inc., Class A* 542,011
1,297 Snowflake, Inc., Class A* 330,086
543 Twilio, Inc., Class A* 112,037
351 VeriSign, Inc. 88,298
3,526,410
Leisure Products ( 0 .0%
†
):
1,800 Bandai Namco Holdings, Inc. 42,068
400 Shimano, Inc. 42,725
84,793
Life Sciences Tools & Services ( 0 .6% ):
1,058 Agilent Technologies, Inc. 140,534
2,483 Danaher Corp. 472,962
454 Eurofins Scientific SE 35,588
625 Illumina, Inc.* 109,894
612 IQVIA Holdings, Inc.* 118,251
284 Lonza Group AG, Registered Shares 191,709
78 Mettler-Toledo International, Inc.* 99,646
749 Qiagen NV 29,020
104 Sartorius Stedim Biotech 21,597
1,463 Thermo Fisher Scientific, Inc. 733,490
374 Waters Corp.* 140,265
301 West Pharmaceutical Services, Inc. 108,059
2,201,015
Machinery ( 2 .2% ):
1,215 Alfa Laval AB 72,356
1,428 Alstom SA* 24,845
9,984 Atlas Copco AB, Class A 202,710
4,408 Atlas Copco AB, Class B 78,141
1,813 Caterpillar, Inc. 1,930,664
3,004 CNH Industrial NV 34,262
544 Cummins, Inc. 387,986
1,300 Daifuku Co., Ltd. 57,838
1,874 Daimler Truck Holding AG 90,368
935 Deere & Co. 593,099
494 Dover Corp. 110,794
1,900 Ebara Corp. 74,520
2,430 Epiroc AB, Class A 66,681
1,398 Epiroc AB, Class B 32,457
3,700 FANUC Corp. 169,198
1,030 Fortive Corp. 62,923
686 GEA Group AG 47,053
610 Graco, Inc. 46,122
288 IDEX Corp. 65,362
4,200 IHI Corp. 70,972
1,034 Illinois Tool Works, Inc. 279,666
1,318 Indutrade AB 27,272
1,413 Ingersoll Rand, Inc. 115,852
3,500 Kawasaki Heavy Industries, Ltd. 63,749
213 Knorr-Bremse AG 24,730
3,300 Komatsu, Ltd. 129,176
1,368 Kone Oyj, Class B 77,844

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
4,000 Kubota Corp. $ 66,973
900 Makita Corp. 32,225
2,406 Metso Oyj 41,824
1,200 MINEBEA MITSUMI, Inc. 35,613
12,500 Mitsubishi Heavy Industries, Ltd. 284,644
194 Nordson Corp. 58,528
1,613 Otis Worldwide Corp. 115,491
2,059 PACCAR, Inc. 247,327
488 Parker-Hannifin Corp. 477,323
750 Pentair plc 57,495
32 Rational AG 23,421
4,239 Sandvik AB 175,024
153 Schindler Holding AG, Class PC 50,729
56 Schindler Holding AG, Registered
Shares 17,813
1,412 SKF AB, B Shares 36,265
200 SMC Corp. 89,002
206 Snap-on, Inc. 82,894
223 Spirax Group plc 20,230
4,500 Techtronic Industries Co., Ltd. 75,128
786 Trelleborg AB, Class B 32,744
114 VAT Group AG 99,758
6,153 Volvo AB, Class B 209,233
1,984 Wartsila OYJ Abp 75,734
676 Westinghouse Air Brake
Technologies Corp. 182,250
965 Xylem, Inc. 114,073
12,900 Yangzijiang Shipbuilding Holdings,
Ltd. 34,261
7,672,642
Marine Transportation ( 0 .1% ):
7 AP Moller - Maersk A/S, Class A 16,155
16 AP Moller - Maersk A/S, Class B 37,969
1,100 Kawasaki Kisen Kaisha, Ltd. 16,868
194 Kuehne + Nagel International AG,
Class R 47,082
1,500 Mitsui OSK Lines, Ltd. 48,024
1,200 Nippon Yusen KK 38,595
4,000 SITC International Holdings Co., Ltd. 16,063
220,756
Media ( 0 .2% ):
304 Charter Communications, Inc., Class
A* 43,232
14,211 Comcast Corp., Class A 348,880
473 EchoStar Corp., Class A* 48,010
856 Fox Corp., Class A 44,649
566 Fox Corp., Class B 26,511
5,466 Informa plc 65,584
1,068 News Corp., Class A 26,518
1,183 Omnicom Group, Inc. 86,158
913 Publicis Groupe SA 90,232
779,774
Shares Value
Common Stocks, continued
Metals & Mining ( 1 .6% ):
2,003 Agnico Eagle Mines, Ltd. $ 311,248
1,608 Alamos Gold, Inc., Class A 48,758
4,018 Anglo American plc 196,755
1,395 Antofagasta plc 70,841
1,549 ArcelorMittal SA 93,134
6,499 Barrick Mining Corp. 238,998
19,724 BHP Group, Ltd., ADR 823,077
1,090 Boliden AB 61,558
4,250 Coeur Mining, Inc. 69,360
847 Endeavour Mining plc 41,900
2,579 Equinox Gold Corp. 25,133
8,342 Evolution Mining, Ltd. 68,105
3,038 First Quantum Minerals, Ltd.* 82,993
5,675 Fortescue, Ltd. 75,578
787 Franco-Nevada Corp. 164,232
5,713 Freeport-McMoRan, Inc. 359,290
990 Fresnillo plc 36,072
37,343 Glencore plc* 254,658
2,745 Ivanhoe Mines, Ltd., Class A* 21,505
1,800 JFE Holdings, Inc. 17,340
2,300 JX Advanced Metals Corp. 63,628
4,542 Kinross Gold Corp. 107,553
476 Lundin Gold, Inc. 25,681
2,775 Lundin Mining Corp. 67,628
3,971 Lynas Rare Earths, Ltd.* 49,747
200 Mitsui Kinzoku Co., Ltd. 53,559
4,257 Newmont Corp. 397,604
21,000 Nippon Steel Corp. 69,563
5,163 Norsk Hydro ASA 46,554
5,735 Northern Star Resources, Ltd. 75,518
865 Nucor Corp. 192,679
1,719 Pan American Silver Corp. 77,071
12,113 PLS Group, Ltd.* 42,396
196 Reliance, Inc. 73,226
4,047 Rio Tinto plc 382,706
1,372 Rio Tinto, Ltd. 163,335
17,850 South32, Ltd. 47,992
511 Steel Dynamics, Inc. 117,254
800 Sumitomo Metal Mining Co., Ltd. 37,389
1,795 Teck Resources, Ltd., Class B 106,920
1,735 Wheaton Precious Metals Corp. 195,192
5,453,730
Mortgage Real Estate Investment Trusts (REITs)
( 0 .0%
†
):
2,345 Annaly Capital Management, Inc. 52,434
Multi-Utilities ( 0 .7% ):
1,021 Ameren Corp. 115,414
310 Canadian Utilities, Ltd., Class A 11,525
2,763 CenterPoint Energy, Inc. 121,682
16,567 Centrica plc 37,540
1,153 CMS Energy Corp. 88,204
1,445 Consolidated Edison, Inc. 159,860
3,384 Dominion Energy, Inc. 231,093
807 DTE Energy Co. 122,963

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
9,213 E.ON SE $ 190,068
6,861 Engie SA 216,320
20,338 National Grid plc 336,671
1,805 NiSource, Inc. 85,828
1,908 Public Service Enterprise Group, Inc. 154,853
2,543 Sempra 235,762
2,403 Veolia Environnement SA 100,077
1,225 WEC Energy Group, Inc. 143,043
2,350,903
Office REITs ( 0 .0%
†
):
236 Gecina SA 19,853
31 Nippon Building Fund, Inc. 23,982
43,835
Oil, Gas & Consumable Fuels ( 3 .4% ):
1,926 ARC Resources, Ltd. 40,473
2,610 Bollore SE^ 12,102
62,069 BP plc 381,929
1,739 Cameco Corp. 177,272
8,134 Canadian Natural Resources, Ltd. 321,896
4,936 Cenovus Energy, Inc. 122,486
780 Cheniere Energy, Inc. 186,428
7,220 Chevron Corp. 1,196,787
4,814 ConocoPhillips 500,463
4,094 Devon Energy Corp. 169,164
714 Diamondback Energy, Inc. 125,507
8,648 Enbridge, Inc. 469,020
10,650 ENEOS Holdings, Inc. 78,407
7,496 Eni SpA 175,322
2,089 EOG Resources, Inc. 271,006
2,459 EQT Corp. 130,745
2,489 Equinor ASA 78,234
865 Expand Energy Corp. 78,879
16,280 Exxon Mobil Corp. 2,225,802
1,351 Galp Energia SGPS SA 28,761
4,410 Idemitsu Kosan Co., Ltd. 32,394
640 Imperial Oil, Ltd. 71,875
3,500 Inpex Corp. 70,530
1,180 Keyera Corp. 47,405
7,511 Kinder Morgan, Inc. 240,127
1,113 Marathon Petroleum Corp. 284,561
1,950 Neste Oyj 63,384
2,915 Occidental Petroleum Corp. 141,582
358 OMV AG 22,457
2,549 ONEOK, Inc. 221,610
2,261 Pembina Pipeline Corp. 104,624
1,522 Phillips 66 257,294
4,084 Repsol SA^ 101,662
12,300 Santos, Ltd. 61,053
21,894 Shell plc 847,893
4,658 Suncor Energy, Inc. 250,621
832 Targa Resources Corp. 223,092
4,148 TC Energy Corp.^ 274,720
228 Texas Pacific Land Corp. 99,782
7,596 TotalEnergies SE 590,014
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,447 Tourmaline Oil Corp. $ 60,509
1,195 Valero Energy Corp. 311,226
5,143 Var Energi ASA 21,249
4,195 Whitecap Resources, Inc. 43,574
4,735 Williams Cos., Inc. (The) 352,000
7,567 Woodside Energy Group, Ltd. 146,468
11,712,389
Paper & Forest Products ( 0 .0%
†
):
2,811 Stora Enso Oyj, Class R 29,992
2,963 Svenska Cellulosa AB SCA, Class B 30,307
2,028 UPM-Kymmene Oyj 53,792
114,091
Passenger Airlines ( 0 .1% ):
639 Delta Air Lines, Inc. 59,849
1,788 Deutsche Lufthansa AG, Registered
Shares 20,456
2,183 Qantas Airways, Ltd. 16,162
1,628 Ryanair Holdings plc 50,965
5,250 Singapore Airlines, Ltd. 31,307
269 United Airlines Holdings, Inc.* 36,581
215,320
Personal Care Products ( 0 .4% ):
450 Beiersdorf AG^ 38,733
947 Estee Lauder Cos., Inc. (The), Class
A 74,766
4,000 Kao Corp. 79,304
7,796 Kenvue, Inc. 148,981
921 L'Oreal SA 404,036
1,300 Shiseido Co., Ltd. 21,024
8,432 Unilever plc 506,021
1,272,865
Pharmaceuticals ( 4 .4% ):
6,700 Astellas Pharma, Inc. 90,082
5,897 AstraZeneca plc 1,103,000
3,695 Bayer AG, Registered Shares 204,258
8,036 Bristol-Myers Squibb Co. 463,034
2,700 Chugai Pharmaceutical Co., Ltd. 125,019
6,400 Daiichi Sankyo Co., Ltd. 102,716
1,200 Eisai Co., Ltd. 30,329
3,131 Eli Lilly & Co. 3,755,415
78 Financiere de Tubize SA 20,594
743 Galderma Group AG* 169,002
15,769 GSK plc 413,686
35,498 Haleon plc 163,769
123 Ipsen SA 23,726
9,390 Johnson & Johnson 2,384,778
9,676 Merck & Co., Inc. 1,243,366
510 Merck KGaA 85,582
7,096 Novartis AG, Registered Shares 1,111,419
12,748 Novo Nordisk A/S, Class B 611,643
379 Orion Oyj, Class B 31,179
1,600 Otsuka Holdings Co., Ltd. 105,988

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
21,891 Pfizer, Inc. $ 527,135
582 Recordati Industria Chimica e
Farmaceutica SpA 34,116
2,756 Roche Holding AG 1,134,713
90 Roche Holding AG, Class BR 37,805
1,624 Royalty Pharma plc, Class A 91,058
1,487 Sandoz Group AG 134,410
4,317 Sanofi SA 368,868
3,400 Shionogi & Co., Ltd. 58,179
6,250 Takeda Pharmaceutical Co., Ltd. 197,339
4,527 Teva Pharmaceutical Industries, Ltd.,
ADR* 153,375
443 UCB SA 132,637
1,681 Zoetis, Inc., Class A 120,797
15,229,017
Professional Services ( 0 .5% ):
1,547 Automatic Data Processing, Inc. 346,451
447 Broadridge Financial Solutions, Inc. 61,217
1,383 Bureau Veritas SA 42,362
2,101 Computershare, Ltd. 55,758
470 Equifax, Inc. 74,598
3,246 Experian plc 109,136
594 Intertek Group plc 45,760
470 Jacobs Solutions, Inc. 59,220
429 Leidos Holdings, Inc. 44,174
1,213 Paychex, Inc. 119,274
5,400 Recruit Holdings Co., Ltd. 375,926
7,160 RELX plc 225,484
607 SGS SA, Registered Shares 70,364
671 SS&C Technologies Holdings, Inc. 41,636
495 Thomson Reuters Corp. 40,435
802 TransUnion 57,856
500 Verisk Analytics, Inc., Class A 89,765
920 Wolters Kluwer NV 59,456
1,918,872
Real Estate Management & Development ( 0 .3% ):
8,900 CapitaLand Investment, Ltd. 17,187
1,189 CBRE Group, Inc., Class A* 160,146
8,500 CK Asset Holdings, Ltd. 48,112
1,699 CoStar Group, Inc.* 48,116
1,500 Daito Trust Construction Co., Ltd. 28,613
2,200 Daiwa House Industry Co., Ltd. 59,563
745 Fastighets AB Balder, B Shares* 3,976
158 FirstService Corp. 22,469
6,324 Henderson Land Development Co.,
Ltd. 20,069
3,700 Hongkong Land Holdings, Ltd. 26,476
2,400 Hulic Co., Ltd. 25,036
4,300 Mitsubishi Estate Co., Ltd. 109,454
9,200 Mitsui Fudosan Co., Ltd. 84,767
1,352 Sagax AB, Class B 21,516
8,117 Sino Land Co., Ltd. 10,680
5,000 Sun Hung Kai Properties, Ltd. 72,059
Shares Value
Common Stocks, continued
Real Estate Management & Development,
continued
371 Swiss Prime Site AG, Registered
Shares $ 60,563
2,887 Vonovia SE 71,229
4,000 Wharf Real Estate Investment Co.,
Ltd. 10,959
900,990
Residential REITs ( 0 .1% ):
591 AvalonBay Communities, Inc. 111,516
1,317 Equity Residential 89,464
225 Essex Property Trust, Inc. 65,608
2,052 Invitation Homes, Inc. 61,991
398 Mid-America Apartment
Communities, Inc. 55,298
562 Sun Communities, Inc. 67,389
451,266
Retail REITs ( 0 .2% ):
2,443 Kimco Realty Corp. 61,930
672 Klepierre SA 28,093
9,700 Link REIT 45,253
3,719 Realty Income Corp. 230,429
651 Regency Centers Corp. 51,911
20,751 Scentre Group 55,567
1,238 Simon Property Group, Inc. 276,879
416 Unibail-Rodamco-Westfield* 48,654
13,569 Vicinity, Ltd. 24,160
822,876
Semiconductors & Semiconductor Equipment
( 15 .5% ):
6,356 Advanced Micro Devices, Inc.* 3,692,264
2,900 Advantest Corp. 589,554
1,897 Analog Devices, Inc. 753,431
3,083 Applied Materials, Inc. 2,229,009
176 ASM International NV 201,451
1,522 ASML Holding NV 3,018,242
540 Astera Labs, Inc.* 260,831
296 BE Semiconductor Industries NV 97,187
17,536 Broadcom, Inc. 6,624,224
683 Credo Technology Group Holding,
Ltd.* 185,742
300 Disco Corp. 152,484
560 Entegris, Inc. 100,722
417 First Solar, Inc.* 98,395
5,170 Infineon Technologies AG 482,613
17,189 Intel Corp.* 2,400,100
1,200 Kioxia Holdings Corp.* 681,353
5,141 KLA Corp. 1,551,091
4,852 Lam Research Corp. 2,102,517
300 Lasertec Corp. 93,351
3,293 Marvell Technology, Inc. 980,952
2,099 Microchip Technology, Inc. 191,429
4,397 Micron Technology, Inc. 5,075,413
178 Monolithic Power Systems, Inc. 246,060

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment,
continued
129 Nova, Ltd.* $ 68,634
90,001 NVIDIA Corp. 18,008,300
991 NXP Semiconductors NV 278,501
1,588 ON Semiconductor Corp.* 150,129
782 Qnity Electronics, Inc. 127,708
4,164 QUALCOMM, Inc. 769,466
6,500 Renesas Electronics Corp. 196,370
600 SCREEN Holdings Co., Ltd. 67,077
2,482 STMicroelectronics NV 185,317
615 Teradyne, Inc. 297,562
3,551 Texas Instruments, Inc. 1,058,447
1,700 Tokyo Electron, Ltd. 822,185
444 Tower Semiconductor, Ltd.* 114,402
53,952,513
Software ( 5 .7% ):
1,590 Adobe, Inc.* 325,982
902 AppLovin Corp., Class A* 464,737
679 Atlassian Corp., Class A* 52,819
840 Autodesk, Inc.* 163,313
1,072 Cadence Design Systems, Inc.* 402,343
313 Check Point Software Technologies,
Ltd.* 41,138
585 Circle Internet Group, Inc., Class A* 36,639
78 Constellation Software, Inc. 146,858
969 Crowdstrike Holdings, Inc., Class A* 739,483
221 Cyberark Software, Ltd.* 9,945
2,772 Dassault Systemes SE 56,454
1,229 Datadog, Inc., Class A* 319,982
173 Descartes Systems Group, Inc.
(The)* 11,983
95 Fair Isaac Corp.* 113,504
2,453 Fortinet, Inc.* 376,830
2,191 Gen Digital, Inc. 54,534
1,097 Intuit, Inc. 286,317
1,362 IREN, Ltd.* 62,284
27,503 Microsoft Corp. 10,259,169
757 Nebius Group NV, Class A*^ 209,061
236 Nemetschek SE 14,273
824 Octave Intelligence plc* 13,294
6,700 Oracle Corp. 981,885
8,555 Palantir Technologies, Inc., Class A* 998,112
3,179 Palo Alto Networks, Inc.* 1,084,103
524 PTC, Inc.* 59,532
395 Roper Technologies, Inc. 133,664
3,873 Sage Group plc (The) 41,936
3,069 Salesforce, Inc. 480,790
1,301 Samsara, Inc., Class A* 42,191
4,065 SAP SE 622,473
4,031 ServiceNow, Inc.* 400,198
1,001 Strategy, Inc., Class A* 87,017
719 Synopsys, Inc.* 320,724
164 Tyler Technologies, Inc.* 47,963
846 WiseTech Global, Ltd. 19,585
829 Workday, Inc., Class A* 101,486
Shares Value
Common Stocks, continued
Software, continued
757 Xero, Ltd.* $ 38,042
905 Zoom Communications, Inc., Class
A* 78,111
364 Zscaler, Inc.* 51,379
19,750,133
Specialized REITs ( 0 .5% ):
1,793 American Tower Corp. 293,281
1,777 Crown Castle, Inc. 134,572
1,303 Digital Realty Trust, Inc. 233,993
384 Equinix, Inc. 400,278
843 Extra Space Storage, Inc. 122,488
1,147 Gaming and Leisure Properties, Inc. 51,076
1,117 Iron Mountain, Inc. 141,088
644 Public Storage 204,992
401 SBA Communications Corp., Class A 70,760
4,530 VICI Properties, Inc., Class A 120,272
3,076 Weyerhaeuser Co. 73,639
1,846,439
Specialty Retail ( 1 .3% ):
66 AutoZone, Inc.* 210,932
297 Avolta AG* 19,905
571 Best Buy Co., Inc. 43,327
211 Burlington Stores, Inc.* 66,845
2,517 Carvana Co., Class A* 165,669
261 Dick's Sporting Goods, Inc. 59,197
700 Fast Retailing Co., Ltd. 358,032
2,097 H & M Hennes & Mauritz AB, Class B 36,086
3,870 Home Depot, Inc. (The) 1,364,872
4,348 Industria de Diseno Textil SA 274,007
7,650 Kingfisher plc 28,768
2,161 Lowe's Cos., Inc. 476,479
2,200 Nitori Holdings Co., Ltd. 32,702
3,324 O'Reilly Automotive, Inc.* 306,107
1,220 Ross Stores, Inc. 259,677
4,500 Sanrio Co., Ltd.^ 30,418
4,341 TJX Cos., Inc. (The) 657,662
2,308 Tractor Supply Co. 72,956
177 Ulta Beauty, Inc.* 79,823
452 Williams-Sonoma, Inc. 105,361
829 Zalando SE* 24,016
4,672,841
Technology Hardware, Storage & Peripherals
( 5 .6% ):
57,237 Apple, Inc. 16,562,098
3,100 Canon, Inc.^ 79,225
1,162 Dell Technologies, Inc., Class C 501,357
1,332 Everpure, Inc., Class A* 104,948
3,900 FUJIFILM Holdings Corp. 83,891
5,210 Hewlett Packard Enterprise Co. 235,023
3,238 HP, Inc. 71,042
1,295 IonQ, Inc.* 68,972
677 Logitech International SA, Class R 63,508
729 NetApp, Inc. 112,820

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals,
continued
848 Seagate Technology Holdings plc $ 818,320
1,925 Super Micro Computer, Inc.* 56,460
1,352 Western Digital Corp. 863,549
19,621,213
Textiles, Apparel & Luxury Goods ( 0 .6% ):
602 adidas AG 123,418
2,500 Asics Corp. 67,993
2,096 Cie Financiere Richemont SA,
Registered Shares 486,488
468 Deckers Outdoor Corp.* 46,468
709 Gildan Activewear, Inc. 36,557
104 Hermes International SCA 190,288
299 Kering SA 85,011
421 Lululemon Athletica, Inc.* 48,070
964 LVMH Moet Hennessy Louis Vuitton
SE 533,789
955 Moncler SpA 55,406
4,743 NIKE, Inc., Class B 194,700
281 Pandora A/S 32,410
120 Swatch Group AG (The), Class BR 29,363
830 Tapestry, Inc. 121,495
2,051,456
Tobacco ( 0 .7% ):
6,637 Altria Group, Inc. 477,532
7,918 British American Tobacco plc 488,278
2,934 Imperial Brands plc 108,462
4,200 Japan Tobacco, Inc. 154,354
6,077 Philip Morris International, Inc. 1,099,390
2,328,016
Trading Companies & Distributors ( 0 .8% ):
969 AddTech AB, B Shares 34,164
659 AerCap Holdings NV 96,069
1,995 Beijer Ref AB, Class B 29,239
341 Brenntag SE 20,720
1,532 Bunzl plc 53,443
4,646 Fastenal Co. 223,147
715 Ferguson Enterprises, Inc. 169,691
22,700 ITOCHU Corp. 261,042
5,600 Marubeni Corp. 163,086
12,000 Mitsubishi Corp. 322,819
9,300 Mitsui & Co., Ltd. 259,041
758 Rexel SA 33,121
1,046 SGH, Ltd. 33,931
16,400 Sumitomo Corp. 157,576
1,717 Sunbelt Rentals Holdings, Inc. 125,289
305 Toromont Industries, Ltd. 50,160
2,100 Toyota Tsusho Corp. 78,354
244 United Rentals, Inc. 276,425
167 W.W. Grainger, Inc. 227,187
120 Watsco, Inc. 50,007
2,664,511
Shares Value
Common Stocks, continued
Transportation Infrastructure ( 0 .1% ):
2,967 Aena SME SA $ 90,435
70 Aeroports de Paris SA 9,123
8,354 Auckland International Airport, Ltd. 39,634
902 Getlink SE 19,180
11,380 Transurban Group 113,575
271,947
Water Utilities ( 0 .1% ):
822 American Water Works Co., Inc. 108,159
1,203 Severn Trent plc 47,008
2,410 United Utilities Group plc 41,808
196,975
Wireless Telecommunication Services ( 0 .4% ):
3,926 Airtel Africa plc 17,065
11,600 KDDI Corp. 195,698
385 Millicom International Cellular SA* 34,943
1,306 Rogers Communications, Inc., Class
B 42,493
113,300 SoftBank Corp. 145,028
14,500 SoftBank Group Corp. 544,056
2,292 Tele2 AB, B Shares 39,878
1,956 T-Mobile US, Inc. 328,080
74,774 Vodafone Group plc 98,781
1,446,022
Total Common Stocks (Cost $142,431,017) 347,405,673
Preferred Stocks ( 0 .1% ):
Automobiles ( 0 .1% ):
132 Bayerische Motoren Werke AG,
7.69% 8,666
299 Dr. Ing hc F Porsche AG, 2.32%^ 14,868
796 Porsche Automobil Holding SE,
5.60% 24,523
667 Volkswagen AG, 7.50% 53,431
101,488
Household Products ( 0 .0%
†
):
607 Henkel AG & Co. KGaA, 2.81% 51,007
Life Sciences Tools & Services ( 0 .0%
†
):
83 Sartorius AG, 0.32% 21,778
Total Preferred Stocks (Cost $269,580) 174,273
Contracts
Warrant ( 0 .0%
†
):
Software ( 0 .0%
†
):
147 Constellation Software, Inc.,
3/31/40*(a) —
Total Warrant (Cost $—) —

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Rights ( 0 .0%
†
):
Capital Markets ( 0 .0%
†
):
964 TPG, Inc., Expires on 4/9/29* $ 10
Construction & Engineering ( 0 .0%
†
):
711 ACS Actividades de Construccion y
Servicios SA, Expires on 7/13/26* 1,492
Total Rights (Cost $1,516) 1,502
Affiliated Investment Company ( 0 .6% ):
Money Market Funds ( 0 .6% ):
2,262,672 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
+
(b)(c) 2,262,672
Total Affiliated Investment Company (Cost
$2,262,672) 2,262,672
Shares Value
Unaffiliated Investment Company ( 0 .1% ):
Money Market Funds ( 0 .1% ):
400,324 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%(c) $ 400,324
Total Unaffiliated Investment Company (Cost
$400,324) 400,324
Total Investment Securities
(Cost $ 145,365,109 ) — 100 .4% 350,244,444
Net other assets (liabilities) — ( 0 .4 ) % (1,288,326)
Net Assets — 100.0% $ 348,956,118
ADR—American Depository Receipt
NYS—New York Shares
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30,
2026 was $1,874,044.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of June 30, 2026.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(c) The rate represents the effective yield at June 30, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 September Futures (Euro) 9/18/26 1 $ 72,618 $ 1,175
FTSE 100 Index September Futures (British Pounds) 9/18/26 1 139,802 1,164
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 3 1,132,238 19,684
$ 22,023

Allianz Variable Insurance Products Trust
AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2026:
Country Percentage
Australia 1.6%
Austria 0.1%
Belgium 0.2%
Bermuda 0.1%
Britain 0.1%
Canada 3.3%
Chile —%
†
China —%
†
Denmark 0.4%
Finland 0.3%
France 2.3%
Germany 2.1%
Hong Kong 0.4%
Ireland 0.9%
Israel 0.3%
Italy 0.8%
Japan 5.7%
Luxembourg 0.1%
Macau —%
†
Mexico —%
†
Netherlands 1.7%
New Zealand 0.1%
Norway 0.1%
Portugal —%
†
Singapore 0.4%
Spain 0.9%
Sweden 0.8%
Switzerland 2.7%
Thailand —%
†
United Kingdom 3.3%
United States 71.2%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.

Allianz Variable Insurance Products Trust
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .4% ):
Aerospace & Defense ( 1 .9% ):
2,421 ATI, Inc.* $ 477,179
1,370 Axon Enterprise, Inc.* 768,036
8,657 Boeing Co. (The)* 1,873,981
1,496 BWX Technologies, Inc. 291,196
861 Carpenter Technology Corp. 531,099
324 Curtiss-Wright Corp. 245,514
1,816 FTAI Aviation, Ltd. 491,282
773 HEICO Corp. 275,335
1,300 HEICO Corp., Class A 335,283
230 Hexcel Corp. 23,014
7,002 Howmet Aerospace, Inc. 1,882,558
1,039 Karman Holdings, Inc.* 51,867
362 Kratos Defense & Security Solutions,
Inc.* 18,049
3,573 Lockheed Martin Corp. 1,820,301
9,447 Rocket Lab Corp.* 960,287
499 TransDigm Group, Inc. 664,688
1,024 Woodward, Inc. 435,651
11,145,320
Air Freight & Logistics ( 0 .1% ):
1,872 CH Robinson Worldwide, Inc. 352,572
Automobiles ( 3 .6% ):
2,036 Rivian Automotive, Inc., Class A* 35,325
51,384 Tesla, Inc.* 21,612,110
21,647,435
Banks ( 0 .3% ):
8,068 Bank of America Corp. 459,714
4,556 Citigroup, Inc. 637,658
61,108 NU Holdings, Ltd., Class A* 816,403
169 Pinnacle Financial Partners, Inc. 17,049
56 Popular, Inc. 9,194
462 Western Alliance Bancorp 37,976
1,977,994
Beverages ( 0 .3% ):
3,170 Celsius Holdings, Inc.* 92,818
7,905 Coca-Cola Co. (The) 642,439
156 Coca-Cola Consolidated, Inc. 29,783
5,696 Monster Beverage Corp.* 547,500
2,784 PepsiCo, Inc. 376,954
1,689,494
Biotechnology ( 1 .2% ):
2,505 AbbVie, Inc. 630,358
2,371 Alnylam Pharmaceuticals, Inc.* 713,742
6,716 Amgen, Inc. 2,431,998
1,466 Arrowhead Pharmaceuticals, Inc.* 119,494
811 Ascendis Pharma A/S* 216,310
2,755 Bridgebio Pharma, Inc.* 205,192
1,908 Caris Life Sciences, Inc.* 34,001
1,097 Exelixis, Inc.* 59,688
2,014 Halozyme Therapeutics, Inc.* 157,636
3,783 Insmed, Inc.* 403,343
Shares Value
Common Stocks, continued
Biotechnology, continued
2,793 Ionis Pharmaceuticals, Inc.* $ 221,457
309 Madrigal Pharmaceuticals, Inc.* 165,917
2,408 Natera, Inc.* 653,652
1,464 Neurocrine Biosciences, Inc.* 246,735
3,394 Revolution Medicines, Inc.* 635,628
2,391 Summit Therapeutics, Inc.* 34,837
176 Viking Therapeutics, Inc.* 6,866
6,936,854
Broadline Retail ( 0 .7% ):
14,263 Amazon.com, Inc.* 3,399,443
21,491 Coupang, Inc., Class A* 373,299
1,674 eBay, Inc. 187,070
877 Etsy, Inc.* 66,064
4,025,876
Building Products ( 0 .4% ):
1,209 AAON, Inc. 153,374
219 Armstrong World Industries, Inc. 35,132
100 Carlisle Cos., Inc. 36,275
676 Johnson Controls International plc 98,770
160 Lennox International, Inc. 91,672
897 Modine Manufacturing Co.* 239,517
3,886 Trane Technologies plc 1,908,648
2,563,388
Capital Markets ( 0 .8% ):
132 Ameriprise Financial, Inc. 60,556
3,427 Ares Management Corp., Class A 381,459
736 Bank of New York Mellon Corp. (The) 106,433
10,353 Blackstone, Inc. 1,218,237
6,101 Brookfield Asset Management, Ltd.,
Class A 273,630
2,114 Charles Schwab Corp. (The) 195,059
307 Freedom Holding Corp. NV*^ 40,054
2,990 Interactive Brokers Group, Inc., Class
A 260,250
2,587 KKR & Co., Inc. 237,435
436 Lazard, Inc., Class A 18,286
492 LPL Financial Holdings, Inc. 138,587
1,236 Moody's Corp. 559,809
22 Morningstar, Inc. 3,432
63 MSCI, Inc., Class A 35,283
163 Northern Trust Corp. 28,336
11,190 Robinhood Markets, Inc., Class A* 1,122,133
200 Tradeweb Markets, Inc., Class A 19,932
4,698,911
Chemicals ( 0 .1% ):
1,053 Sherwin-Williams Co. (The) 362,569
2,745 Solstice Advanced Materials, Inc. 243,207
605,776
Commercial Services & Supplies ( 0 .3% ):
5,998 Cintas Corp. 1,020,140
165 Clean Harbors, Inc.* 49,294

Allianz Variable Insurance Products Trust
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
5,126 Rollins, Inc. $ 213,959
1,804 Waste Management, Inc. 402,075
1,685,468
Communications Equipment ( 1 .1% ):
1,331 Applied Optoelectronics, Inc.* 197,201
18,369 Arista Networks, Inc.* 3,120,526
2,475 Ciena Corp.* 1,214,136
1,250 Lumentum Holdings, Inc.* 1,072,575
1,129 Motorola Solutions, Inc. 468,862
86 Ubiquiti, Inc. 45,926
3,989 Viavi Solutions, Inc.* 190,475
6,309,701
Construction & Engineering ( 0 .8% ):
613 Comfort Systems USA, Inc. 1,214,935
204 Dycom Industries, Inc.* 103,140
785 EMCOR Group, Inc. 651,456
757 Everus Construction Group, Inc.* 125,624
150 IES Holdings, Inc.* 110,199
1,113 MasTec, Inc.* 463,075
2,625 Quanta Services, Inc. 1,890,105
540 Sterling Infrastructure, Inc.* 453,255
5,011,789
Consumer Finance ( 0 .2% ):
455 Ally Financial, Inc. 20,907
2,719 American Express Co. 919,702
1,129 Figure Technology Solutions, Inc.,
Class A* 34,672
2,554 SoFi Technologies, Inc.* 45,793
1,021,074
Consumer Staples Distribution & Retail ( 0 .8% ):
584 Casey's General Stores, Inc. 464,157
3,414 Costco Wholesale Corp. 3,193,695
1,232 Maplebear, Inc.* 58,335
3,920 Sysco Corp. 327,634
6,650 Walmart, Inc. 753,179
4,797,000
Diversified Consumer Services ( 0 .0%
†
):
102 Grand Canyon Education, Inc.* 14,597
246 H&R Block, Inc. 9,368
23,965
Diversified Telecommunication Services ( 0 .3% ):
4,225 AST SpaceMobile, Inc., Class A*^ 375,433
888 Globalstar, Inc.* 72,186
504 Iridium Communications, Inc. 27,644
8,414 Space Exploration Technologies
Corp., Class A* 1,437,616
1,912,879
Electric Utilities ( 0 .1% ):
369 Constellation Energy Corp. 91,649
Shares Value
Common Stocks, continued
Electric Utilities, continued
3,624 NRG Energy, Inc. $ 529,321
620,970
Electrical Equipment ( 1 .9% ):
4,721 Bloom Energy Corp., Class A* 1,429,047
1,079 Eaton Corp. plc 459,784
2,204 Forgent Power Solutions, Inc., Class
A* 123,115
4,733 GE Vernova, Inc. 5,560,612
1,131 nVent Electric plc 191,829
498 Powell Industries, Inc. 142,607
1,631 Rockwell Automation, Inc. 807,476
6,748 Vertiv Holdings Co., Class A 2,259,365
425 Vicor Corp.* 161,407
11,135,242
Electronic Equipment, Instruments &
Components ( 1 .7% ):
617 Advanced Energy Industries, Inc. 230,061
21,574 Amphenol Corp., Class A 3,803,928
635 Coherent Corp.* 250,489
13,907 Corning, Inc. 3,552,265
618 Fabrinet* 347,365
1,846 Jabil, Inc. 711,596
1,732 Keysight Technologies, Inc.* 606,321
283 Sanmina Corp.* 71,622
1,516 TTM Technologies, Inc.* 283,522
9,857,169
Energy Equipment & Services ( 0 .0%
†
):
2,690 TechnipFMC plc 178,347
Entertainment ( 1 .5% ):
593 Electronic Arts, Inc. 121,589
2,853 Live Nation Entertainment, Inc.* 522,413
149 Madison Square Garden Sports
Corp.* 59,874
73,801 Netflix, Inc.* 5,269,392
11,314 ROBLOX Corp., Class A* 615,255
2,124 Roku, Inc., Class A* 293,409
2,778 Spotify Technology SA* 1,275,463
3,231 Take-Two Interactive Software, Inc.* 807,685
410 TKO Group Holdings, Inc., Class A 82,537
9,047,617
Financial Services ( 3 .0% ):
5,046 Affirm Holdings, Inc., Class A* 411,501
407 Corpay, Inc.* 135,641
2,642 Equitable Holdings, Inc. 115,931
14,209 Mastercard, Inc., Class A 7,297,742
366 Shift4 Payments, Inc., Class A*^ 17,802
8,220 Toast, Inc., Class A* 228,681
29,044 Visa, Inc., Class A 9,964,706
18,172,004

Allianz Variable Insurance Products Trust
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products ( 0 .0%
†
):
262 Hershey Co. (The) $ 45,968
Ground Transportation ( 0 .2% ):
72 Avis Budget Group, Inc.* 10,644
189 Landstar System, Inc. 39,087
1,306 Lyft, Inc., Class A* 19,081
667 Old Dominion Freight Line, Inc. 144,472
3,332 Uber Technologies, Inc.* 240,437
90 U-Haul Holding Co. 5,193
693 Union Pacific Corp. 188,496
2,050 XPO, Inc.* 420,844
1,068,254
Health Care Equipment & Supplies ( 0 .7% ):
6,861 Dexcom, Inc.* 462,088
1,176 IDEXX Laboratories, Inc.* 619,093
1,185 Insulet Corp.* 180,416
6,201 Intuitive Surgical, Inc.* 2,466,014
690 Penumbra, Inc.*^ 217,868
3,945,479
Health Care Providers & Services ( 0 .5% ):
1,921 Cardinal Health, Inc. 456,353
3,284 Cencora, Inc. 929,306
684 Centene Corp.* 43,906
30 DaVita, Inc.* 6,674
1,950 Guardant Health, Inc.* 292,559
2,022 McKesson Corp. 1,527,823
3,256,621
Hotels, Restaurants & Leisure ( 2 .2% ):
7,274 Airbnb, Inc., Class A* 1,040,909
13,617 Booking Holdings, Inc. 2,427,094
1,850 Cava Group, Inc.* 145,188
22,537 Chipotle Mexican Grill, Inc., Class A* 766,258
480 Choice Hotels International, Inc.^ 52,930
176 Churchill Downs, Inc. 15,777
2,008 Darden Restaurants, Inc. 413,668
27 Domino's Pizza, Inc. 7,993
6,592 DoorDash, Inc., Class A* 1,216,422
8,224 DraftKings, Inc.* 207,738
2,024 Dutch Bros, Inc., Class A* 145,343
2,033 Expedia Group, Inc. 520,204
3,925 Hilton Worldwide Holdings, Inc. 1,297,056
642 Hyatt Hotels Corp., Class A 124,445
4,758 Las Vegas Sands Corp. 219,772
2,867 Marriott International, Inc., Class A 1,062,482
1,498 Planet Fitness, Inc., Class A* 78,151
3,387 Restaurant Brands International, Inc. 245,591
2,513 Royal Caribbean Cruises, Ltd. 797,953
11,028 Starbucks Corp. 1,126,951
362 Texas Roadhouse, Inc., Class A 69,949
411 Travel + Leisure Co. 31,413
493 Vail Resorts, Inc.^ 67,122
3,151 Viking Holdings, Ltd.* 329,815
454 Wingstop, Inc. 78,728
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,198 Wyndham Hotels & Resorts, Inc. $ 100,884
1,112 Wynn Resorts, Ltd. 107,964
1,424 Yum! Brands, Inc. 227,641
12,925,441
Household Durables ( 0 .0%
†
):
18 NVR, Inc.* 122,641
300 SharkNinja, Inc.* 45,681
581 Somnigroup International, Inc. 45,551
53 TopBuild Corp.* 18,790
232,663
Household Products ( 0 .1% ):
6,098 Colgate-Palmolive Co. 559,065
1,831 Kimberly-Clark Corp. 200,989
760,054
Independent Power and Renewable Electricity
Producers ( 0 .2% ):
680 Solv Energy, Inc., Class A* 23,154
544 Talen Energy Corp.* 209,037
5,917 Vistra Corp. 938,614
1,170,805
Industrial Conglomerates ( 1 .2% ):
1,255 3M Co. 203,197
18,168 General Electric Co. 6,789,927
6,993,124
Insurance ( 0 .0%
†
):
285 Ryan Specialty Holdings, Inc., Class
A^ 10,762
Interactive Media & Services ( 14 .1% ):
102,493 Alphabet, Inc., Class A 36,627,923
83,634 Alphabet, Inc., Class C 29,550,401
31,633 Meta Platforms, Inc., Class A 17,818,553
2,301 Reddit, Inc., Class A* 399,408
84,396,285
IT Services ( 0 .8% ):
5,559 Cloudflare, Inc., Class A* 1,363,512
6,177 CoreWeave, Inc., Class A* 614,859
1,398 DigitalOcean Holdings, Inc.* 219,528
1,125 Gartner, Inc.* 145,822
2,272 GoDaddy, Inc., Class A* 192,847
1,279 MongoDB, Inc., Class A* 429,616
5,891 Snowflake, Inc., Class A* 1,499,260
352 Twilio, Inc., Class A* 72,628
4,538,072
Leisure Products ( 0 .0%
†
):
606 Hasbro, Inc. 50,050
Life Sciences Tools & Services ( 0 .1% ):
392 Medpace Holdings, Inc.* 207,599

Allianz Variable Insurance Products Trust
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
1,962 Tempus AI, Inc., Class A* $ 113,659
321,258
Machinery ( 1 .7% ):
288 Allison Transmission Holdings, Inc. 32,469
7,990 Caterpillar, Inc. 8,508,551
1,105 Cummins, Inc. 788,097
1,442 Illinois Tool Works, Inc. 390,018
217 Lincoln Electric Holdings, Inc. 57,615
95 RBC Bearings, Inc.* 61,186
9,837,936
Media ( 0 .0%
†
):
2,046 EchoStar Corp., Class A* 207,669
2,101 Trade Desk, Inc. (The), Class A* 37,986
245,655
Metals & Mining ( 0 .1% ):
3,555 Almonty Industries, Inc. 58,871
8,091 Anglogold Ashanti plc 654,481
700 Aura Minerals, Inc. 44,065
1,097 Hecla Mining Co. 16,927
364 Southern Copper Corp. 63,430
192 Steel Dynamics, Inc. 44,056
881,830
Oil, Gas & Consumable Fuels ( 0 .4% ):
243 Cheniere Energy, Inc. 58,079
2,657 Marathon Petroleum Corp. 679,315
342 Matador Resources Co. 17,025
1,669 Permian Resources Corp., Class A 30,726
406 Phillips 66 68,634
3,734 Targa Resources Corp. 1,001,235
1,015 Texas Pacific Land Corp. 444,205
613 Valero Energy Corp. 159,650
2,458,869
Passenger Airlines ( 0 .1% ):
405 Alaska Air Group, Inc.* 21,141
11,254 American Airlines Group, Inc.* 203,360
692 Delta Air Lines, Inc. 64,813
741 Southwest Airlines Co. 38,102
331 United Airlines Holdings, Inc.* 45,012
372,428
Personal Care Products ( 0 .0%
†
):
762 Estee Lauder Cos., Inc. (The), Class
A 60,160
Pharmaceuticals ( 3 .0% ):
744 Axsome Therapeutics, Inc.* 182,109
1,656 Corcept Therapeutics, Inc.* 143,989
14,043 Eli Lilly & Co. 16,843,596
5,940 Zoetis, Inc., Class A 426,848
17,596,542
Shares Value
Common Stocks, continued
Professional Services ( 0 .1% ):
2,543 Automatic Data Processing, Inc. $ 569,505
462 Booz Allen Hamilton Holding Corp.,
Class A 28,029
394 ExlService Holdings, Inc.* 10,189
52 Paylocity Holding Corp.* 5,436
4,812 Planet Labs PBC* 159,421
459 Ul Solutions, Inc., Class A 46,754
819,334
Real Estate Management & Development ( 0 .0%
†
):
476 CBRE Group, Inc., Class A* 64,112
1,059 CoStar Group, Inc.* 29,991
41 Jones Lang LaSalle, Inc.* 12,708
106,811
Retail REITs ( 0 .2% ):
5,622 Simon Property Group, Inc. 1,257,360
Semiconductors & Semiconductor Equipment
( 32 .9% ):
28,611 Advanced Micro Devices, Inc.* 16,620,416
2,139 Allegro MicroSystems, Inc.* 148,917
597 Analog Devices, Inc. 237,111
13,945 Applied Materials, Inc. 10,082,235
2,693 Astera Labs, Inc.* 1,300,773
81,830 Broadcom, Inc. 30,911,283
2,914 Credo Technology Group Holding,
Ltd.* 792,462
370 Entegris, Inc. 66,548
92 First Solar, Inc.* 21,708
1,338 FormFactor, Inc.* 213,986
23,009 KLA Corp. 6,942,045
21,983 Lam Research Corp. 9,525,893
2,349 Lattice Semiconductor Corp.* 359,303
1,201 MACOM Technology Solutions
Holdings, Inc.* 456,824
15,343 Marvell Technology, Inc. 4,570,526
9,355 Microchip Technology, Inc. 853,176
19,828 Micron Technology, Inc. 22,887,262
99 MKS, Inc. 44,035
832 Monolithic Power Systems, Inc. 1,150,124
410,327 NVIDIA Corp. 82,102,330
355 ON Semiconductor Corp.* 33,562
180 Onto Innovation, Inc.* 68,121
1,854 Rambus, Inc.* 246,100
1,599 Semtech Corp.* 258,798
383 SiTime Corp.* 285,550
2,755 Teradyne, Inc. 1,332,979
15,995 Texas Instruments, Inc. 4,767,630
196,279,697
Software ( 9 .2% ):
4,951 Adobe, Inc.* 1,015,054
431 Appfolio, Inc., Class A* 69,111
4,221 AppLovin Corp., Class A* 2,174,786
2,912 Atlassian Corp., Class A* 226,524
3,729 Autodesk, Inc.* 724,992

Allianz Variable Insurance Products Trust
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
568 Bentley Systems, Inc., Class B $ 16,978
4,851 Cadence Design Systems, Inc.* 1,820,677
4,414 Crowdstrike Holdings, Inc., Class A* 3,368,500
5,778 Datadog, Inc., Class A* 1,504,360
210 Docusign, Inc., Class A* 9,328
902 Dynatrace, Inc.* 39,607
802 Elastic NV* 45,730
320 Fair Isaac Corp.* 382,330
10,661 Fortinet, Inc.* 1,637,743
1,221 Gen Digital, Inc. 30,391
764 Guidewire Software, Inc.* 94,010
757 HubSpot, Inc.* 138,160
1,470 Intuit, Inc. 383,670
685 IREN, Ltd.* 31,325
1,145 Klaviyo, Inc., Class A* 17,290
1,054 Manhattan Associates, Inc.* 146,769
65,341 Microsoft Corp. 24,373,500
30,147 Oracle Corp. 4,418,043
39,060 Palantir Technologies, Inc., Class A* 4,557,130
14,184 Palo Alto Networks, Inc.* 4,837,028
485 Pegasystems, Inc. 14,535
2,104 Procore Technologies, Inc.* 85,464
133 RingCentral, Inc., Class A 5,184
1,908 Rubrik, Inc., Class A* 153,174
5,799 Samsara, Inc., Class A* 188,062
4,305 SentinelOne, Inc., Class A* 73,056
18,052 ServiceNow, Inc.* 1,792,203
6,235 Terawulf, Inc.*^ 154,004
267 Workday, Inc., Class A* 32,686
1,784 Zscaler, Inc.* 251,812
54,813,216
Specialized REITs ( 0 .2% ):
5,306 American Tower Corp. 867,902
329 Lamar Advertising Co., Class A 51,317
305 Public Storage 97,085
1,016,304
Specialty Retail ( 1 .5% ):
39 AutoZone, Inc.* 124,642
1,080 Burlington Stores, Inc.* 342,144
12,232 Carvana Co., Class A* 805,110
4,350 Chewy, Inc., Class A* 85,478
374 Five Below, Inc.* 67,241
12,987 Home Depot, Inc. (The) 4,580,255
288 Murphy USA, Inc. 155,195
4,844 Ross Stores, Inc. 1,031,045
8,883 TJX Cos., Inc. (The) 1,345,774
164 Ulta Beauty, Inc.* 73,961
2,053 Valvoline, Inc.* 81,176
284 Williams-Sonoma, Inc. 66,200
8,758,221
Technology Hardware, Storage & Peripherals
( 8 .4% ):
137,777 Apple, Inc. 39,867,153
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals,
continued
614 Dell Technologies, Inc., Class C $ 264,917
4,641 Everpure, Inc., Class A* 365,664
1,203 NetApp, Inc. 186,176
2,559 Sandisk Corp.* 5,818,475
902 Super Micro Computer, Inc.* 26,456
5,946 Western Digital Corp. 3,797,829
50,326,670
Textiles, Apparel & Luxury Goods ( 0 .1% ):
499 Amer Sports, Inc.* 16,886
192 Deckers Outdoor Corp.* 19,064
4,080 On Holding AG, Class A* 144,514
410 Ralph Lauren Corp., Class A 164,578
3,616 Tapestry, Inc. 529,310
874,352
Trading Companies & Distributors ( 0 .3% ):
16,564 Fastenal Co. 795,569
201 Ferguson Enterprises, Inc. 47,703
248 United Rentals, Inc. 280,957
657 W.W. Grainger, Inc. 893,783
2,018,012
Total Common Stocks (Cost $256,876,643) 592,855,078
Affiliated Investment Company ( 0 .1% ):
Money Market Funds ( 0 .1% ):
783,536 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
+
(a)(b) 783,536
Total Affiliated Investment Company (Cost
$783,536) 783,536
Unaffiliated Investment Company ( 0 .7% ):
Money Market Funds ( 0 .7% ):
4,065,121 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%(b) 4,065,121
Total Unaffiliated Investment Company (Cost
$4,065,121) 4,065,121
Total Investment Securities
(Cost $ 261,725,300 ) — 100 .2% 597,703,735
Net other assets (liabilities) — ( 0 .2 ) % (1,109,074)
Net Assets — 100.0% $ 596,594,661

Allianz Variable Insurance Products Trust
AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30,
2026 was $768,792.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(b) The rate represents the effective yield at June 30, 2026.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Growth Index September Futures (U.S. Dollar) 9/18/26 18 $ 4,541,850 $ 171,278
$ 171,278

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .0% ):
Aerospace & Defense ( 2 .0% ):
707 AeroVironment, Inc.* $ 116,704
4,973 Boeing Co. (The)* 1,076,505
88 BWX Technologies, Inc. 17,129
335 Curtiss-Wright Corp. 253,850
4,749 General Dynamics Corp. 1,682,286
1,146 Hexcel Corp. 114,669
5,890 Honeywell Aerospace, Inc.* 1,302,051
753 Huntington Ingalls Industries, Inc. 210,757
3,198 Kratos Defense & Security Solutions,
Inc.* 159,452
3,453 L3Harris Technologies, Inc. 1,003,407
1,024 Leonardo DRS, Inc. 43,694
818 Loar Holdings, Inc.* 65,939
2,479 Northrop Grumman Corp. 1,262,580
25,034 RTX Corp. 4,749,701
4,207 StandardAero, Inc.* 125,831
3,360 Textron, Inc. 308,213
515 TransDigm Group, Inc. 686,001
13,178,769
Air Freight & Logistics ( 0 .5% ):
169 CH Robinson Worldwide, Inc. 31,830
2,532 Expeditors International of
Washington, Inc. 412,665
4,063 FedEx Corp. 1,272,247
2,094 FedEx Freight Holding Co., Inc.* 316,194
2,016 GXO Logistics, Inc.* 102,211
13,860 United Parcel Service, Inc., Class B 1,489,950
3,625,097
Automobile Components ( 0 .1% ):
3,812 Aptiv plc* 233,980
3,801 BorgWarner, Inc. 252,386
4,058 Gentex Corp. 102,546
1,013 Lear Corp. 135,803
9,262 QuantumScape Corp., Class A* 70,021
794,736
Automobiles ( 0 .4% ):
72,536 Ford Motor Co. 1,008,250
16,734 General Motors Co. 1,289,857
13,417 Rivian Automotive, Inc., Class A* 232,785
1,046 Thor Industries, Inc. 78,617
2,609,509
Banks ( 6 .4% ):
114,381 Bank of America Corp. 6,517,429
1,850 Bank OZK 96,367
420 BOK Financial Corp. 58,330
26,717 Citigroup, Inc. 3,739,311
7,841 Citizens Financial Group, Inc. 549,419
5,291 Columbia Banking System, Inc. 169,577
2,462 Commerce Bancshares, Inc. 142,181
1,057 Cullen/Frost Bankers, Inc. 163,328
2,523 East West Bancorp, Inc. 325,694
16,784 Fifth Third Bancorp 946,114
Shares Value
Common Stocks, continued
Banks, continued
149 First Citizens BancShares, Inc.,
Class A $ 310,038
2,198 First Hawaiian, Inc. 64,401
8,724 First Horizon Corp. 223,683
6,931 FNB Corp. 132,243
37,382 Huntington Bancshares, Inc. 662,783
49,623 JPMorgan Chase & Co. 16,243,097
17,187 KeyCorp 396,160
2,724 M&T Bank Corp. 648,339
2,597 Pinnacle Financial Partners, Inc. 261,985
7,511 PNC Financial Services Group, Inc.
(The) 1,849,358
1,097 Popular, Inc. 180,105
1,959 Prosperity Bancshares, Inc. 143,066
15,846 Regions Financial Corp. 478,549
1,824 Southstate Bank Corp. 182,218
690 TFS Financial Corp. 12,227
23,134 Truist Financial Corp. 1,152,536
28,883 US Bancorp 1,744,533
3,099 Webster Financial Corp. 236,826
56,853 Wells Fargo & Co. 4,698,332
1,691 Western Alliance Bancorp 139,000
1,263 Wintrust Financial Corp. 202,989
2,789 Zions Bancorp NA 192,971
42,863,189
Beverages ( 1 .6% ):
746 Brown-Forman Corp., Class A 20,410
2,606 Brown-Forman Corp., Class B 69,450
63,850 Coca-Cola Co. (The) 5,189,089
889 Coca-Cola Consolidated, Inc. 169,728
2,562 Constellation Brands, Inc., Class A 356,349
24,048 Keurig Dr Pepper, Inc. 787,091
2,959 Molson Coors Beverage Co., Class B 115,283
7,072 Monster Beverage Corp.* 679,761
22,335 PepsiCo, Inc. 3,024,159
4,845 Primo Brands Corp., Class A 118,412
10,529,732
Biotechnology ( 2 .7% ):
30,237 AbbVie, Inc. 7,608,839
2,931 Amgen, Inc. 1,061,374
929 Arrowhead Pharmaceuticals, Inc.* 75,723
2,722 Biogen, Inc.* 588,115
3,524 BioMarin Pharmaceutical, Inc.* 201,643
3,445 Exelixis, Inc.* 187,443
23,056 Gilead Sciences, Inc. 2,912,895
3,075 Incyte Corp.* 348,582
101 Ionis Pharmaceuticals, Inc.* 8,008
6,989 Moderna, Inc.* 489,440
312 Neurocrine Biosciences, Inc.* 52,583
1,876 Regeneron Pharmaceuticals, Inc. 1,169,761
8,393 Roivant Sciences, Ltd.* 297,028
768 United Therapeutics Corp.* 416,125
4,718 Vertex Pharmaceuticals, Inc.* 2,343,572

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
2,241 Viking Therapeutics, Inc.* $ 87,421
17,848,552
Broadline Retail ( 6 .0% ):
164,987 Amazon.com, Inc.* 39,323,002
51 Dillard's, Inc., Class A 26,949
6,446 eBay, Inc. 720,340
799 Etsy, Inc.* 60,189
4,971 Macy's, Inc. 117,067
1,190 Ollie's Bargain Outlet Holdings, Inc.* 91,487
40,339,034
Building Products ( 0 .7% ):
1,973 A O Smith Corp. 123,747
1,309 Advanced Drainage Systems, Inc. 205,461
1,528 Allegion plc 214,669
638 Armstrong World Industries, Inc. 102,348
1,944 Builders FirstSource, Inc.* 173,949
669 Carlisle Cos., Inc. 242,680
14,492 Carrier Global Corp. 1,062,988
2,039 Fortune Brands Innovations, Inc. 111,941
2,751 Hayward Holdings, Inc.* 47,620
10,633 Johnson Controls International plc 1,553,588
413 Lennox International, Inc. 236,628
3,744 Masco Corp. 304,649
1,572 Owens Corning 249,885
741 Simpson Manufacturing Co., Inc. 155,128
1,850 Trex Co., Inc.* 92,574
4,877,855
Capital Markets ( 4 .9% ):
462 Affiliated Managers Group, Inc. 156,341
1,541 Ameriprise Financial, Inc. 706,949
11,939 Bank of New York Mellon Corp. (The) 1,726,499
2,834 Blackrock, Inc.
+
2,725,061
2,895 Blackstone, Inc. 340,655
12,216 Blue Owl Capital, Inc., Class A 106,890
466 Brookfield Asset Management, Ltd.,
Class A 20,900
5,205 Carlyle Group, Inc. (The) 219,183
1,945 Cboe Global Markets, Inc. 471,993
28,059 Charles Schwab Corp. (The) 2,589,004
6,706 CME Group, Inc., Class A 1,480,886
3,956 Coinbase Global, Inc., Class A* 578,328
704 Evercore, Inc., Class A 240,374
648 FactSet Research Systems, Inc. 149,092
5,380 Franklin Resources, Inc. 178,993
3,468 Galaxy Digital, Inc., Class A* 94,815
5,352 Goldman Sachs Group, Inc. (The) 5,412,852
310 Hamilton Lane, Inc., Class A 24,437
1,011 Houlihan Lokey, Inc., Class A 135,605
4,839 Interactive Brokers Group, Inc., Class
A 421,187
10,430 Intercontinental Exchange, Inc. 1,284,037
6,819 Invesco, Ltd. 179,953
2,293 Janus Henderson Group plc 119,121
Shares Value
Common Stocks, continued
Capital Markets, continued
2,813 Jefferies Financial Group, Inc. $ 140,594
9,809 KKR & Co., Inc. 900,270
1,614 Lazard, Inc., Class A 67,691
957 LPL Financial Holdings, Inc. 269,568
622 MarketAxess Holdings, Inc. 70,591
1,497 Moody's Corp. 678,021
20,800 Morgan Stanley 4,348,032
169 Morningstar, Inc. 26,367
1,238 MSCI, Inc., Class A 693,330
8,295 Nasdaq, Inc. 653,812
3,233 Northern Trust Corp. 562,025
3,280 Raymond James Financial, Inc. 498,658
2,451 Robinhood Markets, Inc., Class A* 245,786
5,487 S&P Global, Inc. 2,234,636
1,866 SEI Investments Co. 163,667
4,965 State Street Corp. 842,064
2,872 Stifel Financial Corp. 200,379
3,909 T. Rowe Price Group, Inc. 444,414
2,693 TPG, Inc., Class A 109,201
2,037 Tradeweb Markets, Inc., Class A 203,007
1,429 Virtu Financial, Inc., Class A 85,126
7,220 XP, Inc., Class A 117,397
32,917,791
Chemicals ( 1 .9% ):
4,064 Air Products and Chemicals, Inc. 1,191,483
2,217 Albemarle Corp. 299,361
4,230 Axalta Coating Systems, Ltd.* 144,751
2,120 Celanese Corp., Class A 97,520
2,914 CF Industries Holdings, Inc. 315,470
12,472 Corteva, Inc. 1,056,254
13,847 Dow, Inc. 378,854
2,743 DuPont de Nemours, Inc. 372,060
1,996 Eastman Chemical Co. 133,692
4,603 Ecolab, Inc. 1,282,442
4,260 Element Solutions, Inc. 203,415
4,906 International Flavors & Fragrances,
Inc. 388,653
8,558 Linde plc 4,441,089
4,750 LyondellBasell Industries NV, Class
A* 250,087
6,261 Mosaic Co. (The) 132,671
105 NewMarket Corp. 83,080
1,651 Olin Corp. 32,723
4,140 PPG Industries, Inc. 502,141
2,298 RPM International, Inc. 255,423
892 Scotts Miracle-Gro Co. (The) 60,754
3,165 Sherwin-Williams Co. (The) 1,089,773
666 Westlake Corp. 48,618
12,760,314
Commercial Services & Supplies ( 0 .6% ):
765 Clean Harbors, Inc.* 228,544
16,368 Copart, Inc.* 461,414
4,826 GFL Environmental, Inc. 177,549
720 MSA Safety, Inc. 125,698

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,374 RB Global, Inc. $ 392,902
3,693 Republic Services, Inc., Class A 786,904
4,316 Tetra Tech, Inc. 124,689
4,555 Veralto Corp. 403,937
5,048 Waste Management, Inc. 1,125,098
3,826,735
Communications Equipment ( 1 .5% ):
73,325 Cisco Systems, Inc. 8,612,755
1,048 F5, Inc.* 435,926
1,862 Motorola Solutions, Inc. 773,270
9,821,951
Construction & Engineering ( 0 .2% ):
2,318 AECOM 161,796
7,134 API Group Corp.* 302,125
331 Dycom Industries, Inc.* 167,350
130 Everus Construction Group, Inc.* 21,574
944 Primoris Services Corp. 93,569
351 Valmont Industries, Inc. 202,738
2,274 WillScot Holdings Corp. 65,628
1,014,780
Construction Materials ( 0 .4% ):
12,407 CRH plc 1,327,549
610 Eagle Materials, Inc. 137,250
2,770 James Hardie Industries plc* 72,519
1,108 Martin Marietta Materials, Inc. 638,983
2,406 Vulcan Materials Co. 709,794
2,886,095
Consumer Finance ( 0 .9% ):
4,697 Ally Financial, Inc. 215,827
7,010 American Express Co. 2,371,133
11,570 Capital One Financial Corp. 2,321,173
51 Credit Acceptance Corp.* 32,474
1,410 Figure Technology Solutions, Inc.,
Class A* 43,301
2,152 OneMain Holdings, Inc., Class A 131,207
3,225 SLM Corp. 83,657
19,866 SoFi Technologies, Inc.* 356,197
6,233 Synchrony Financial 474,020
6,028,989
Consumer Staples Distribution & Retail ( 2 .5% ):
7,124 Albertsons Cos., Inc., Class A 96,388
2,283 BJ's Wholesale Club Holdings, Inc.* 199,123
79 Casey's General Stores, Inc. 62,788
4,634 Costco Wholesale Corp. 4,334,968
4,082 Dollar General Corp. 469,879
3,439 Dollar Tree, Inc.* 415,947
10,343 Kroger Co. (The) 574,347
1,517 Maplebear, Inc.* 71,830
2,547 Performance Food Group Co.* 284,729
1,737 Sprouts Farmers Market, Inc.* 146,916
4,268 Sysco Corp. 356,719
8,424 Target Corp. 1,100,259
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail,
continued
4,064 US Foods Holding Corp.* $ 415,544
74,469 Walmart, Inc. 8,434,359
16,963,796
Containers & Packaging ( 0 .4% ):
8,868 Amcor plc, ADR 384,428
1,139 AptarGroup, Inc. 142,603
1,402 Avery Dennison Corp. 227,615
4,933 Ball Corp. 307,819
2,002 Crown Holdings, Inc. 223,863
6,268 Graphic Packaging Holding Co. 66,253
9,737 International Paper Co. 370,980
1,610 Packaging Corp. of America 383,631
1,670 Silgan Holdings, Inc. 77,471
9,694 Smurfit WestRock plc 448,444
1,871 Sonoco Products Co. 105,431
2,738,538
Distributors ( 0 .1% ):
2,619 Genuine Parts Co. 308,990
5,181 LKQ Corp. 136,416
565 Pool Corp. 121,418
566,824
Diversified Consumer Services ( 0 .1% ):
11,107 ADT, Inc. 72,196
973 Bright Horizons Family Solutions,
Inc.* 68,966
714 Duolingo, Inc., Class A* 82,124
353 Grand Canyon Education, Inc.* 50,518
1,917 H&R Block, Inc. 72,999
2,658 Service Corp. International 201,902
548,705
Diversified REITs ( 0 .0%
†
):
4,278 WP Carey, Inc. 305,877
Diversified Telecommunication Services ( 0 .9% ):
125,729 AT&T, Inc. 2,602,590
1,192 Iridium Communications, Inc. 65,381
3,029 Liberty Global, Ltd., Class A* 34,440
2,114 Liberty Global, Ltd., Class C* 23,254
942 Space Exploration Technologies
Corp., Class A* 160,950
77,704 Verizon Communications, Inc. 3,289,988
6,176,603
Electric Utilities ( 2 .5% ):
4,894 Alliant Energy Corp. 373,363
10,110 American Electric Power Co., Inc. 1,383,149
5,555 Constellation Energy Corp. 1,379,695
14,459 Duke Energy Corp. 1,830,220
7,055 Edison International 525,245
8,490 Entergy Corp. 975,162
4,275 Evergy, Inc. 369,488
6,979 Eversource Energy 504,372

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
19,018 Exelon Corp. $ 886,619
10,188 FirstEnergy Corp. 484,338
1,110 IDACORP, Inc.^ 167,943
38,744 NextEra Energy, Inc. 3,400,561
4,065 OGE Energy Corp. 197,803
2,608 Oklo, Inc., Class A* 136,477
40,716 PG&E Corp. 684,843
2,355 Pinnacle West Capital Corp. 251,985
13,902 PPL Corp. 505,338
20,944 Southern Co. (The) 2,004,550
11,377 Xcel Energy, Inc. 913,573
16,974,724
Electrical Equipment ( 1 .1% ):
593 Acuity, Inc. 223,359
4,245 AMETEK, Inc. 1,027,035
6,097 Eaton Corp. plc 2,598,054
10,427 Emerson Electric Co. 1,492,625
1,102 Generac Holdings, Inc.* 322,677
983 Hubbell, Inc., Class B 514,306
2,747 Nextpower, Inc., Class A* 327,277
1,765 nVent Electric plc 299,362
1,249 Regal Rexnord Corp. 297,499
368 Rockwell Automation, Inc. 182,189
2,701 Sensata Technologies Holding plc 128,946
7,413,329
Electronic Equipment, Instruments &
Components ( 0 .8% ):
986 Arrow Electronics, Inc.* 210,422
1,398 Avnet, Inc. 124,170
2,324 CDW Corp. 326,847
3,211 Cognex Corp. 232,541
2,603 Coherent Corp.* 1,026,805
6,796 Flex, Ltd.* 1,101,428
514 IPG Photonics Corp.* 60,303
1,362 Keysight Technologies, Inc.* 476,795
490 Littelfuse, Inc. 223,112
2,104 Ralliant Corp. 154,918
637 Sanmina Corp.* 161,212
1,421 TD SYNNEX Corp. 379,890
854 Teledyne Technologies, Inc.* 569,533
4,291 Trimble, Inc.* 219,613
260 TTM Technologies, Inc.* 48,625
2,781 Vontier Corp. 80,649
890 Zebra Technologies Corp.* 234,301
5,631,164
Energy Equipment & Services ( 0 .5% ):
18,425 Baker Hughes Co., Class A 1,022,587
15,410 Halliburton Co. 523,169
7,156 NOV, Inc. 132,744
27,748 SLB, Ltd. 1,290,005
4,437 TechnipFMC plc 294,173
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
1,393 Weatherford International plc $ 113,530
3,376,208
Entertainment ( 0 .9% ):
4,010 Electronic Arts, Inc. 822,211
278 Liberty Live Holdings, Inc., Class A* 28,150
873 Liberty Live Holdings, Inc., Class C* 92,224
334 Liberty Media Corp.-Liberty Formula
One, Class A* 29,238
4,032 Liberty Media Corp.-Liberty Formula
One, Class C* 383,605
138 Madison Square Garden Sports
Corp.* 55,454
138 Roku, Inc., Class A* 19,063
685 TKO Group Holdings, Inc., Class A 137,897
32,927 Walt Disney Co. (The) 3,169,224
44,649 Warner Bros Discovery, Inc.* 1,190,342
5,927,408
Financial Services ( 3 .4% ):
7,792 Apollo Global Management, Inc. 921,871
34,562 Berkshire Hathaway, Inc., Class B* 17,294,479
9,663 Block, Inc., Class A* 734,388
4,573 Chime Financial, Inc., Class A* 93,655
4,568 Corebridge Financial, Inc. 130,782
745 Corpay, Inc.* 248,286
2,442 Equitable Holdings, Inc. 107,155
799 Euronet Worldwide, Inc.* 58,479
9,603 Fidelity National Information
Services, Inc. 373,365
9,841 Fiserv, Inc.* 482,701
4,269 Global Payments, Inc. 309,759
1,367 Jack Henry & Associates, Inc. 188,290
3,909 MGIC Investment Corp. 110,234
16,623 PayPal Holdings, Inc. 717,781
18,904 Rocket Cos., Inc., Class A* 297,738
1,828 Voya Financial, Inc. 165,489
6,578 Western Union Co. (The)^ 50,651
555 WEX, Inc.* 78,305
22,363,408
Food Products ( 0 .8% ):
8,901 Archer-Daniels-Midland Co. 680,036
2,439 Bunge Global SA 260,314
4,152 Campbell's Company (The)^ 92,465
9,514 Conagra Brands, Inc. 128,058
2,722 Darling Ingredients, Inc.* 148,676
776 Freshpet, Inc.* 45,877
9,896 General Mills, Inc. 344,381
2,471 Hershey Co. (The) 433,537
5,285 Hormel Foods Corp. 131,174
1,250 Ingredion, Inc. 118,388
6,053 JBS NV, Class A 71,728
1,952 JM Smucker Co. (The) 219,600
15,870 Kraft Heinz Co. (The) 374,849
2,301 Lamb Weston Holdings, Inc. 99,357

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
4,677 McCormick & Co., Inc. $ 235,814
23,825 Mondelez International, Inc., Class A 1,378,038
925 Pilgrim's Pride Corp. 26,002
754 Post Holdings, Inc.* 66,548
3 Seaboard Corp. 13,393
5,250 Tyson Foods, Inc., Class A 300,563
5,168,798
Gas Utilities ( 0 .1% ):
3,107 Atmos Energy Corp. 535,243
3,657 MDU Resources Group, Inc. 77,565
1,763 National Fuel Gas Co. 136,121
4,265 UGI Corp. 147,313
896,242
Ground Transportation ( 1 .5% ):
221 Avis Budget Group, Inc.* 32,670
34,465 CSX Corp. 1,638,121
1,395 JB Hunt Transport Services, Inc. 403,755
2,908 Knight-Swift Transportation Holdings,
Inc., Class A 226,446
423 Landstar System, Inc. 87,481
6,482 Lyft, Inc., Class A* 94,702
4,175 Norfolk Southern Corp. 1,313,413
2,746 Old Dominion Freight Line, Inc. 594,783
723 Ryder System, Inc. 190,706
493 Saia, Inc.* 207,632
1,105 Schneider National, Inc., Class B 40,366
32,774 Uber Technologies, Inc.* 2,364,972
1,780 U-Haul Holding Co. 102,706
10,269 Union Pacific Corp. 2,793,168
10,090,921
Health Care Equipment & Supplies ( 1 .9% ):
32,160 Abbott Laboratories 2,918,198
1,303 Align Technology, Inc.* 219,764
9,563 Baxter International, Inc. 203,883
5,275 Becton Dickinson & Co. 798,266
27,519 Boston Scientific Corp.* 1,174,511
3,651 Cooper Cos., Inc. (The)* 261,813
10,578 Edwards Lifesciences Corp.* 956,886
3,156 Envista Holdings Corp.* 83,161
8,415 GE HealthCare Technologies, Inc. 538,644
2,046 Globus Medical, Inc., Class A* 161,654
235 IDEXX Laboratories, Inc.* 123,713
7,972 Medline, Inc., Class A* 314,416
23,805 Medtronic plc 1,862,265
2,696 ResMed, Inc. 525,397
1,872 STERIS plc 394,187
6,418 Stryker Corp. 2,020,643
772 Teleflex, Inc. 97,859
3,559 Zimmer Biomet Holdings, Inc. 306,394
12,961,654
Health Care Providers & Services ( 2 .7% ):
2,281 Cardinal Health, Inc. 541,874
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
8,420 Centene Corp.* $ 540,480
248 Chemed Corp. 115,504
4,846 Cigna Group (The) 1,335,945
23,819 CVS Health Corp. 2,464,076
566 DaVita, Inc.* 125,924
4,029 Elevance Health, Inc. 1,558,135
1,889 Encompass Health Corp. 190,940
1,048 Ensign Group, Inc. (The) 167,994
264 Guardant Health, Inc.* 39,608
2,772 HCA Healthcare, Inc. 1,080,775
1,936 Henry Schein, Inc.* 161,695
2,229 Humana, Inc. 885,403
1,522 Labcorp Holdings, Inc. 426,160
142 McKesson Corp. 107,295
955 Molina Healthcare, Inc.* 218,408
2,049 Quest Diagnostics, Inc. 434,286
2,787 Solventum Corp.* 215,017
1,585 Tenet Healthcare Corp.* 296,522
16,758 UnitedHealth Group, Inc. 6,965,128
905 Universal Health Services, Inc.,
Class B 134,564
18,005,733
Health Care REITs ( 0 .7% ):
3,542 American Healthcare REIT, Inc. 184,715
6,289 Healthcare Realty Trust, Inc., Class A 126,849
13,289 Healthpeak Properties, Inc. 284,385
9,189 Medical Properties Trust, Inc. 42,453
5,370 Omega Healthcare Investors, Inc. 256,042
9,171 Ventas, Inc. 814,385
13,122 Welltower, Inc. 2,978,300
4,687,129
Health Care Technology ( 0 .1% ):
2,415 Doximity, Inc., Class A* 50,087
2,769 Veeva Systems, Inc., Class A* 491,415
541,502
Hotel & Resort REITs ( 0 .0%
†
):
12,491 Host Hotels & Resorts, Inc. 296,162
Hotels, Restaurants & Leisure ( 1 .3% ):
4,906 Aramark 279,151
1,075 Boyd Gaming Corp. 94,955
4,143 Caesars Entertainment, Inc.* 125,036
23,672 Carnival Corp., Ltd. 676,309
1,030 Churchill Downs, Inc. 92,329
449 Domino's Pizza, Inc. 132,922
2,628 Flutter Entertainment plc, Class DI* 268,503
45 Hyatt Hotels Corp., Class A 8,723
998 Marriott International, Inc., Class A 369,849
13,069 McDonald's Corp. 3,532,681
3,452 MGM Resorts International* 165,040
8,475 Norwegian Cruise Line Holdings,
Ltd.* 178,907
2,356 Restaurant Brands International, Inc. 170,834

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,021 Royal Caribbean Cruises, Ltd. $ 641,728
9,538 Starbucks Corp. 974,688
830 Texas Roadhouse, Inc., Class A 160,381
674 Travel + Leisure Co. 51,514
169 Vail Resorts, Inc. 23,009
176 Wyndham Hotels & Resorts, Inc. 14,821
212 Wynn Resorts, Ltd. 20,583
3,656 Yum! Brands, Inc. 584,448
8,566,411
Household Durables ( 0 .6% ):
4,664 D.R. Horton, Inc. 759,672
3,168 Garmin, Ltd. 752,527
3,926 Lennar Corp., Class A 355,264
245 Lennar Corp., Class B 21,734
995 Mohawk Industries, Inc.* 120,723
29 NVR, Inc.* 197,589
3,510 PulteGroup, Inc. 481,607
1,300 SharkNinja, Inc.* 197,951
3,152 Somnigroup International, Inc. 247,117
1,802 Toll Brothers, Inc. 296,880
495 TopBuild Corp.* 175,492
1,153 Whirlpool Corp.^ 45,451
3,652,007
Household Products ( 1 .2% ):
4,395 Church & Dwight Co., Inc. 425,788
2,220 Clorox Co. (The) 211,877
8,095 Colgate-Palmolive Co. 742,149
4,142 Kimberly-Clark Corp. 454,667
43,278 Procter & Gamble Co. (The) 6,346,286
807 Reynolds Consumer Products, Inc. 21,668
8,202,435
Independent Power and Renewable Electricity
Producers ( 0 .1% ):
12,724 AES Corp. (The) 186,534
2,837 Brookfield Renewable Corp. 105,310
2,057 Clearway Energy, Inc., Class C 70,308
251 Talen Energy Corp.* 96,449
458,601
Industrial Conglomerates ( 0 .4% ):
8,340 3M Co. 1,350,329
5,890 Honeywell International, Inc. 1,318,659
2,668,988
Industrial REITs ( 0 .5% ):
5,212 Americold Realty Trust, Inc. 81,933
1,043 EastGroup Properties, Inc. 211,239
2,522 First Industrial Realty Trust, Inc. 154,624
1,201 Lineage, Inc. 51,943
17,297 Prologis, Inc. 2,343,225
4,541 Rexford Industrial Realty, Inc. 152,123
3,405 STAG Industrial, Inc. 129,594
3,124,681
Shares Value
Common Stocks, continued
Insurance ( 3 .2% ):
8,450 Aflac, Inc. $ 990,763
4,761 Allstate Corp. (The) 1,132,832
1,192 American Financial Group, Inc. 166,808
9,888 American International Group, Inc. 736,953
3,862 Aon plc, Class A 1,280,987
6,452 Arch Capital Group, Ltd.* 626,231
4,634 Arthur J. Gallagher & Co. 1,063,827
958 Assurant, Inc. 257,252
818 Assured Guaranty, Ltd. 65,571
1,330 Axis Capital Holdings, Ltd. 142,895
989 Brighthouse Financial, Inc.* 62,604
5,036 Brown & Brown, Inc. 323,059
6,530 Chubb, Ltd. 2,225,032
2,825 Cincinnati Financial Corp. 523,021
546 CNA Financial Corp. 26,541
663 Everest Group, Ltd. 236,844
4,709 Fidelity National Financial, Inc. 222,076
1,765 First American Financial Corp. 121,061
1,449 Globe Life, Inc. 258,907
638 Hanover Insurance Group, Inc. (The) 136,609
5,080 Hartford Insurance Group, Inc. (The) 673,202
405 Kinsale Capital Group, Inc. 133,573
3,200 Lincoln National Corp. 113,120
3,094 Loews Corp. 350,272
229 Markel Group, Inc.* 447,239
8,951 Marsh & McLennan Cos., Inc. 1,491,863
10,029 MetLife, Inc. 848,554
4,463 Old Republic International Corp. 182,626
592 Primerica, Inc. 168,246
3,972 Principal Financial Group, Inc. 428,102
10,745 Progressive Corp. (The) 2,347,245
6,457 Prudential Financial, Inc. 696,904
1,273 Reinsurance Group of America, Inc. 270,703
775 RenaissanceRe Holdings, Ltd. 245,598
1,585 RLI Corp. 93,626
1,755 Ryan Specialty Holdings, Inc., Class
A 66,269
3,935 Travelers Cos., Inc. (The) 1,299,022
2,918 Unum Group 260,869
4,238 W R Berkley Corp. 298,906
46 White Mountains Insurance Group,
Ltd. 95,376
1,751 Willis Towers Watson plc 457,659
21,568,847
Interactive Media & Services ( 0 .7% ):
4,303 Match Group, Inc. 163,729
7,419 Meta Platforms, Inc., Class A 4,179,048
1,020 People, Inc.* 47,083
9,087 Pinterest, Inc., Class A* 191,100
4,580,960
IT Services ( 1 .3% ):
11,390 Accenture plc, Class A 1,417,372
2,802 Akamai Technologies, Inc.* 331,224
1,849 Amdocs, Ltd. 93,449

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
4,727 Applied Digital Corp.* $ 176,317
8,805 Cognizant Technology Solutions
Corp., Class A 341,018
1,015 EPAM Systems, Inc.* 80,540
17,461 International Business Machines
Corp. 4,910,208
4,830 Kyndryl Holdings, Inc.* 54,627
129 MongoDB, Inc., Class A* 43,331
3,127 Okta, Inc., Class A* 426,679
2,297 Twilio, Inc., Class A* 473,940
1,514 VeriSign, Inc. 380,862
8,729,567
Leisure Products ( 0 .1% ):
1,127 Brunswick Corp. 94,938
1,959 Hasbro, Inc. 161,794
6,252 Mattel, Inc.* 86,778
1,662 YETI Holdings, Inc.* 82,369
425,879
Life Sciences Tools & Services ( 1 .6% ):
5,242 Agilent Technologies, Inc. 696,295
13,032 Avantor, Inc.* 129,017
343 Bio-Rad Laboratories, Inc., Class A* 100,708
2,966 Bio-Techne Corp. 209,548
1,852 Bruker Corp. 111,453
981 Charles River Laboratories
International, Inc.* 222,481
11,728 Danaher Corp. 2,233,949
2,799 Illumina, Inc.* 492,148
3,088 IQVIA Holdings, Inc.* 596,663
375 Mettler-Toledo International, Inc.* 479,066
4,127 QIAGEN NV 161,366
914 Repligen Corp.* 124,706
2,044 Revvity, Inc. 227,416
3,490 Sotera Health Co.* 61,948
6,900 Thermo Fisher Scientific, Inc. 3,459,384
1,824 Waters Corp.* 684,073
1,298 West Pharmaceutical Services, Inc. 465,982
10,456,203
Machinery ( 2 .6% ):
1,040 AGCO Corp. 124,488
1,387 Allison Transmission Holdings, Inc. 156,370
885 Chart Industries, Inc.* 184,912
15,898 CNH Industrial NV 178,535
942 Crane Co. 210,132
1,401 Cummins, Inc. 999,207
4,582 Deere & Co. 2,906,500
2,110 Donaldson Co., Inc. 189,415
2,473 Dover Corp. 554,644
1,113 Esab Corp. 109,775
2,365 Flowserve Corp.^ 175,388
5,648 Fortive Corp. 345,036
4,471 Gates Industrial Corp. plc* 125,054
3,000 Graco, Inc. 226,830
Shares Value
Common Stocks, continued
Machinery, continued
1,374 IDEX Corp. $ 311,829
3,789 Illinois Tool Works, Inc. 1,024,811
7,263 Ingersoll Rand, Inc. 595,493
1,686 ITT, Inc. 333,423
755 Lincoln Electric Holdings, Inc. 200,460
871 Middleby Corp. (The)* 149,821
2,098 Mueller Industries, Inc. 257,907
979 Nordson Corp. 295,355
1,139 Oshkosh Corp. 174,814
7,130 Otis Worldwide Corp. 510,508
9,587 PACCAR, Inc. 1,151,590
2,343 Parker-Hannifin Corp. 2,291,735
2,974 Pentair plc 227,987
476 RBC Bearings, Inc.* 306,573
930 Snap-on, Inc. 374,232
903 SPX Technologies, Inc.* 221,389
2,918 Stanley Black & Decker, Inc. 274,642
1,217 Timken Co. (The) 176,854
1,728 Toro Co. (The) 168,342
506 Watts Water Technologies, Inc.,
Class A 198,074
3,131 Westinghouse Air Brake
Technologies Corp. 844,118
4,403 Xylem, Inc. 520,479
17,096,722
Marine Transportation ( 0 .0%
†
):
1,080 Kirby Corp.* 146,848
Media ( 0 .5% ):
1,449 Charter Communications, Inc., Class
A* 206,062
65,793 Comcast Corp., Class A 1,615,218
348 EchoStar Corp., Class A* 35,322
3,929 Fox Corp., Class A 204,937
2,468 Fox Corp., Class B 115,601
335 Liberty Broadband Corp., Class A* 11,149
1,773 Liberty Broadband Corp., Class C* 58,970
2,857 New York Times Co. (The), Class A 199,933
6,876 News Corp., Class A 170,731
2,249 News Corp., Class B 63,107
474 Nexstar Media Group, Inc., Class A 84,652
5,254 Omnicom Group, Inc. 382,649
3,508 Sirius XM Holdings, Inc. 103,626
5,502 Trade Desk, Inc. (The), Class A* 99,476
2,497 Versant Media Group, Inc. 89,917
3,441,350
Metals & Mining ( 1 .0% ):
5,059 Alcoa Corp. 263,776
895 Anglogold Ashanti plc 72,397
10,359 Cleveland-Cliffs, Inc.* 97,271
19,065 Coeur Mining, Inc. 311,141
26,553 Freeport-McMoRan, Inc. 1,669,918
11,102 Hecla Mining Co. 171,304
2,545 MP Materials Corp.*^ 142,545

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
19,808 Newmont Corp. $ 1,850,067
4,091 Nucor Corp. 911,270
945 Reliance, Inc. 353,052
1,642 Royal Gold, Inc. 327,760
1,316 Southern Copper Corp. 229,326
2,295 Steel Dynamics, Inc. 526,611
6,926,438
Mortgage Real Estate Investment Trusts (REITs)
( 0 .1% ):
21,691 AGNC Investment Corp. 236,432
13,565 Annaly Capital Management, Inc. 303,313
9,639 Rithm Capital Corp. 90,510
6,697 Starwood Property Trust, Inc. 109,697
739,952
Multi-Utilities ( 1 .1% ):
5,127 Ameren Corp. 579,556
12,139 CenterPoint Energy, Inc. 534,602
5,853 CMS Energy Corp. 447,754
6,973 Consolidated Edison, Inc. 771,423
16,306 Dominion Energy, Inc. 1,113,537
3,854 DTE Energy Co. 587,234
8,820 NiSource, Inc. 419,391
9,264 Public Service Enterprise Group, Inc. 751,866
12,134 Sempra 1,124,943
6,049 WEC Energy Group, Inc. 706,342
7,036,648
Office REITs ( 0 .1% ):
3,403 Alexandria Real Estate Equities, Inc. 179,849
2,966 BXP, Inc. 196,675
3,145 Cousins Properties, Inc. 94,287
2,460 Kilroy Realty Corp. 92,176
3,220 Vornado Realty Trust 126,546
689,533
Oil, Gas & Consumable Fuels ( 4 .9% ):
6,535 Antero Midstream Corp. 148,671
5,314 Antero Resources Corp.* 186,734
6,703 APA Corp. 218,317
3,623 Cheniere Energy, Inc. 865,933
34,433 Chevron Corp. 5,707,614
1,108 Chord Energy Corp. 126,644
22,633 ConocoPhillips 2,352,927
20,918 Devon Energy Corp. 864,332
3,555 Diamondback Energy, Inc. 624,898
1,895 DT Midstream, Inc. 278,072
9,938 EOG Resources, Inc. 1,289,257
11,195 EQT Corp. 595,238
4,316 Expand Energy Corp. 393,576
77,237 Exxon Mobil Corp. 10,559,843
2,780 HF Sinclair Corp. 193,627
36,089 Kinder Morgan, Inc. 1,153,765
2,675 Marathon Petroleum Corp. 683,917
1,855 Matador Resources Co. 92,342
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,416 Occidental Petroleum Corp. $ 651,615
11,698 ONEOK, Inc. 1,017,024
5,451 Ovintiv, Inc. 286,995
12,707 Permian Resources Corp., Class A 233,936
6,985 Phillips 66 1,180,814
4,251 Range Resources Corp. 158,095
4,831 Valero Energy Corp. 1,258,186
3,296 Viper Energy, Inc., Class A 139,751
22,392 Williams Cos., Inc. (The) 1,664,621
32,926,744
Paper & Forest Products ( 0 .0%
†
):
1,127 Louisiana-Pacific Corp. 88,650
Passenger Airlines ( 0 .4% ):
1,943 Alaska Air Group, Inc.* 101,425
11,408 Delta Air Lines, Inc. 1,068,473
7,772 Southwest Airlines Co. 399,636
5,642 United Airlines Holdings, Inc.* 767,256
2,336,790
Personal Care Products ( 0 .2% ):
1,223 elf Beauty, Inc.* 90,502
3,760 Estee Lauder Cos., Inc. (The), Class
A 296,852
35,183 Kenvue, Inc. 672,347
1,059,701
Pharmaceuticals ( 3 .5% ):
37,900 Bristol-Myers Squibb Co. 2,183,798
9,704 Elanco Animal Health, Inc.* 238,815
221 Jazz Pharmaceuticals plc* 53,254
913 Jazz Pharmaceuticals plc, ADR* 220,006
44,720 Johnson & Johnson 11,357,538
45,914 Merck & Co., Inc. 5,899,949
5,755 Organon & Co. 77,923
105,674 Pfizer, Inc. 2,544,630
7,387 Royalty Pharma plc, Class A 414,189
21,835 Viatris, Inc. 346,740
1,738 Zoetis, Inc., Class A 124,893
23,461,735
Professional Services ( 0 .7% ):
2,568 Amentum Holdings, Inc.* 53,081
4,705 Automatic Data Processing, Inc. 1,053,685
1,723 Booz Allen Hamilton Holding Corp.,
Class A 104,534
2,140 Broadridge Financial Solutions, Inc. 293,073
413 CACI International, Inc., Class A* 191,326
2,012 Equifax, Inc. 319,345
2,323 ExlService Holdings, Inc.* 60,073
629 FTI Consulting, Inc.* 93,727
3,082 Genpact, Ltd. 84,755
2,135 Jacobs Solutions, Inc. 269,010
2,176 KBR, Inc. 75,137
2,326 Leidos Holdings, Inc. 239,508
587 Parsons Corp.* 30,753

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
5,974 Paychex, Inc. $ 587,423
760 Paycom Software, Inc. 95,517
750 Paylocity Holding Corp.* 78,397
1,894 Robert Half, Inc. 58,146
848 Science Applications International
Corp. 93,628
3,995 SS&C Technologies Holdings, Inc. 247,890
3,700 TransUnion 266,918
931 Ul Solutions, Inc., Class A 94,832
2,430 Verisk Analytics, Inc., Class A 436,258
4,827,016
Real Estate Management & Development ( 0 .2% ):
4,906 CBRE Group, Inc., Class A* 660,789
6,651 CoStar Group, Inc.* 188,356
564 Howard Hughes Holdings, Inc.* 40,320
810 Jones Lang LaSalle, Inc.* 251,060
1,090 Zillow Group, Inc., Class A* 34,193
3,126 Zillow Group, Inc., Class C* 98,532
1,273,250
Residential REITs ( 0 .5% ):
6,438 American Homes 4 Rent, Class A 215,802
2,577 AvalonBay Communities, Inc. 486,254
1,828 Camden Property Trust 209,288
3,617 Equity LifeStyle Properties, Inc. 233,116
6,920 Equity Residential 470,076
1,187 Essex Property Trust, Inc. 346,117
10,991 Invitation Homes, Inc. 332,038
2,146 Mid-America Apartment
Communities, Inc. 298,165
2,265 Sun Communities, Inc. 271,596
5,932 UDR, Inc. 236,805
3,099,257
Retail REITs ( 0 .4% ):
2,221 Agree Realty Corp. 168,219
5,991 Brixmor Property Group, Inc. 188,896
1,550 Federal Realty Investment Trust 191,332
12,268 Kimco Realty Corp. 310,994
3,654 NNN REIT, Inc. 170,021
17,323 Realty Income Corp. 1,073,333
3,533 Regency Centers Corp. 281,721
2,384,516
Semiconductors & Semiconductor Equipment
( 3 .3% ):
2,276 Amkor Technology, Inc. 196,260
8,417 Analog Devices, Inc. 3,342,980
986 Cirrus Logic, Inc.* 146,451
2,377 Enphase Energy, Inc.* 117,044
2,457 Entegris, Inc. 441,916
1,791 First Solar, Inc.* 422,604
2,283 GLOBALFOUNDRIES, Inc. 188,142
81,386 Intel Corp.* 11,363,927
1,138 MKS, Inc. 506,182
6,911 ON Semiconductor Corp.* 653,366
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment,
continued
702 Onto Innovation, Inc.* $ 265,672
3,891 Qnity Electronics, Inc. 635,439
1,555 Qorvo, Inc.* 145,035
19,580 QUALCOMM, Inc. 3,618,188
2,895 Skyworks Solutions, Inc. 196,281
783 Universal Display Corp. 67,800
22,307,287
Software ( 5 .4% ):
2,275 Adobe, Inc.* 466,420
21,995 Aurora Innovation, Inc., Class A* 150,006
2,417 Bentley Systems, Inc., Class B 72,244
1,552 BILL Holdings, Inc.* 56,120
10,459 BitMine Immersion Technologies, Inc. 139,209
10,677 CCC Intelligent Solutions Holdings,
Inc.* 55,093
3,319 Circle Internet Group, Inc., Class A* 207,869
3,368 Docusign, Inc., Class A* 149,607
1,122 Dolby Laboratories, Inc., Class A 58,995
2,172 Dropbox, Inc., Class A* 59,665
4,523 Dynatrace, Inc.* 198,605
824 Elastic NV* 46,984
79 Fair Isaac Corp.* 94,388
3,955 Figma, Inc., Class A* 71,546
9,418 Gen Digital, Inc. 234,414
2,646 Gitlab, Inc., Class A* 80,782
747 Guidewire Software, Inc.* 91,918
3,441 Intuit, Inc. 898,101
5,256 IREN, Ltd.* 240,357
68,941 Microsoft Corp. 25,716,372
4,807 Nutanix, Inc., Class A* 244,965
1,298 Pegasystems, Inc. 38,901
2,006 PTC, Inc.* 227,902
1,222 RingCentral, Inc., Class A 47,634
1,898 Roper Technologies, Inc. 642,264
874 Rubrik, Inc., Class A* 70,165
1,342 SailPoint, Inc.*^ 19,647
14,752 Salesforce, Inc. 2,311,048
1,811 SentinelOne, Inc., Class A* 30,733
6,074 Strategy, Inc., Class A* 528,013
3,457 Synopsys, Inc.* 1,542,064
780 Tyler Technologies, Inc.* 228,119
8,104 UiPath, Inc., Class A* 88,090
6,194 Unity Software, Inc.* 177,024
3,526 Workday, Inc., Class A* 431,653
4,934 Zoom Communications, Inc., Class
A* 425,854
36,142,771
Specialized REITs ( 1 .3% ):
3,052 American Tower Corp. 499,216
8,098 Crown Castle, Inc. 613,261
4,450 CubeSmart 176,976
6,488 Digital Realty Trust, Inc. 1,165,115
1,526 EPR Properties 88,523

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialized REITs, continued
1,828 Equinix, Inc. $ 1,905,489
3,886 Extra Space Storage, Inc. 564,636
3,810 Fermi, Inc.* 34,900
5,016 Gaming and Leisure Properties, Inc. 223,362
5,486 Iron Mountain, Inc. 692,937
1,229 Lamar Advertising Co., Class A 191,699
2,534 Millrose Properties, Inc. 76,147
1,498 National Storage Affiliates Trust 66,616
2,600 Public Storage 827,606
5,314 Rayonier, Inc. 113,082
1,956 SBA Communications Corp., Class A 345,156
20,145 VICI Properties, Inc., Class A 534,850
13,852 Weyerhaeuser Co. 331,617
8,451,188
Specialty Retail ( 1 .6% ):
523 AutoNation, Inc.* 97,168
264 AutoZone, Inc.* 843,728
3,524 Bath & Body Works, Inc. 81,510
3,790 Best Buy Co., Inc. 287,585
2,836 CarMax, Inc.* 149,996
1,196 Dick's Sporting Goods, Inc. 271,265
605 Five Below, Inc.* 108,773
1,417 Floor & Decor Holdings, Inc., Class
A* 84,113
7,896 GameStop Corp., Class A*^ 174,344
4,520 Gap, Inc. (The) 84,434
4,810 Home Depot, Inc. (The) 1,696,391
446 Lithia Motors, Inc., Class A 129,558
10,405 Lowe's Cos., Inc. 2,294,198
15,403 O'Reilly Automotive, Inc.* 1,418,462
319 Penske Automotive Group, Inc. 57,085
752 Ross Stores, Inc. 160,063
11,160 TJX Cos., Inc. (The) 1,690,740
9,757 Tractor Supply Co. 308,419
614 Ulta Beauty, Inc.* 276,902
1,931 Wayfair, Inc., Class A* 178,463
1,867 Williams-Sonoma, Inc. 435,198
10,828,395
Technology Hardware, Storage & Peripherals
( 6 .0% ):
122,958 Apple, Inc. 35,579,127
4,925 Dell Technologies, Inc., Class C 2,124,940
770 Everpure, Inc., Class A* 60,668
24,577 Hewlett Packard Enterprise Co. 1,108,668
16,908 HP, Inc. 370,962
6,810 IonQ, Inc.* 362,701
2,318 NetApp, Inc. 358,734
9,368 Super Micro Computer, Inc.* 274,763
40,240,563
Textiles, Apparel & Luxury Goods ( 0 .3% ):
2,770 Amer Sports, Inc.* 93,737
689 Birkenstock Holding plc*^ 29,648
486 Columbia Sportswear Co. 30,044
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
954 Crocs, Inc.* $ 115,091
2,408 Deckers Outdoor Corp.* 239,090
1,851 Lululemon Athletica, Inc.* 211,347
21,903 NIKE, Inc., Class B 899,118
868 PVH Corp. 64,458
251 Ralph Lauren Corp., Class A 100,754
6,234 VF Corp. 103,983
1,887,270
Tobacco ( 1 .1% ):
31,021 Altria Group, Inc. 2,231,961
28,942 Philip Morris International, Inc. 5,235,897
7,467,858
Trading Companies & Distributors ( 0 .6% ):
713 Applied Industrial Technologies, Inc. 241,101
3,478 Core & Main, Inc., Class A* 167,813
4,087 Fastenal Co. 196,299
3,372 Ferguson Enterprises, Inc. 800,277
791 MSC Industrial Direct Co., Inc., Class
A 94,089
12,511 QXO, Inc.*^ 216,190
606 SiteOne Landscape Supply, Inc.* 69,332
7,613 Sunbelt Rentals Holdings, Inc. 569,529
892 United Rentals, Inc. 1,010,538
123 W.W. Grainger, Inc. 167,329
627 Watsco, Inc. 261,290
932 WESCO International, Inc. 321,941
4,115,728
Water Utilities ( 0 .1% ):
3,616 American Water Works Co., Inc. 475,793
5,561 Essential Utilities, Inc. 213,042
688,835
Wireless Telecommunication Services ( 0 .3% ):
1,678 Millicom International Cellular SA* 152,295
9,044 T-Mobile US, Inc. 1,516,950
1,669,245
Total Common Stocks (Cost $436,517,933) 661,326,722
Right ( 0 .0%
†
):
Capital Markets ( 0 .0%
†
):
4,464 TPG, Inc. CVR, Expires on 4/9/29* 45
Total Right (Cost $–) 45
Affiliated Investment Company ( 0 .2% ):
Money Market Funds ( 0 .2% ):
763,676 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
+(a)(b)
763,676
Total Affiliated Investment Company (Cost
$763,676) 763,676

Allianz Variable Insurance Products Trust
AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Unaffiliated Investment Company ( 1 .0% ):
Money Market Funds ( 1 .0% ):
6,963,365 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(b)
$ 6,963,365
Total Unaffiliated Investment Company (Cost
$6,963,365) 6,963,365
Total Investment Securities
(Cost $ 444,244,974 ) — 100 .2% 669,053,808
Net other assets (liabilities) — ( 0 .2 ) % (1,082,809)
Net Assets — 100.0% $ 667,970,999
ADR—American Depository Receipt
CVR—Contingent Valued Rights
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $728,290.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(b) The rate represents the effective yield at June 30, 2026.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Value Index September Futures (U.S. Dollar) 9/18/26 67 $ 8,042,680 $ 16,734
$ 16,734

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .5% ):
Aerospace & Defense ( 1 .7% ):
3,126 Axon Enterprise, Inc.* $ 1,752,467
31,338 Boeing Co. (The)* 6,783,737
10,054 General Dynamics Corp. 3,561,529
12,535 Honeywell Aerospace, Inc.* 2,771,238
15,865 Howmet Aerospace, Inc. 4,265,464
1,690 Huntington Ingalls Industries, Inc. 473,014
7,492 L3Harris Technologies, Inc. 2,177,100
7,980 Lockheed Martin Corp. 4,065,491
5,343 Northrop Grumman Corp. 2,721,243
52,924 RTX Corp. 10,041,271
7,081 Textron, Inc. 649,540
2,155 TransDigm Group, Inc. 2,870,546
42,132,640
Air Freight & Logistics ( 0 .3% ):
4,602 CH Robinson Worldwide, Inc. 866,741
5,124 Expeditors International of
Washington, Inc. 835,110
8,595 FedEx Corp. 2,691,352
4,416 FedEx Freight Holding Co., Inc.* 666,816
29,209 United Parcel Service, Inc., Class B 3,139,967
8,199,986
Automobile Components ( 0 .0%
†
):
8,255 Aptiv plc* 506,692
Automobiles ( 2 .0% ):
152,769 Ford Motor Co. 2,123,489
36,066 General Motors Co. 2,779,967
111,165 Tesla, Inc.* 46,755,999
51,659,455
Banks ( 3 .4% ):
257,228 Bank of America Corp. 14,656,852
67,552 Citigroup, Inc. 9,454,578
16,543 Citizens Financial Group, Inc. 1,159,168
36,647 Fifth Third Bancorp 2,065,791
79,354 Huntington Bancshares, Inc. 1,406,946
105,801 JPMorgan Chase & Co. 34,631,841
35,424 KeyCorp 816,523
5,800 M&T Bank Corp. 1,380,458
15,576 PNC Financial Services Group, Inc.
(The) 3,835,123
33,775 Regions Financial Corp. 1,020,005
49,273 Truist Financial Corp. 2,454,781
60,965 US Bancorp 3,682,286
120,297 Wells Fargo & Co. 9,941,344
86,505,696
Beverages ( 1 .0% ):
7,657 Brown-Forman Corp., Class B 204,059
153,364 Coca-Cola Co. (The) 12,463,892
5,667 Constellation Brands, Inc., Class A 788,223
54,064 Keurig Dr Pepper, Inc. 1,769,515
6,830 Molson Coors Beverage Co., Class B 266,097
28,247 Monster Beverage Corp.* 2,715,101
Shares Value
Common Stocks, continued
Beverages, continued
53,605 PepsiCo, Inc. $ 7,258,117
25,465,004
Biotechnology ( 1 .6% ):
69,630 AbbVie, Inc. 17,521,693
21,135 Amgen, Inc. 7,653,406
5,743 Biogen, Inc.* 1,240,833
48,569 Gilead Sciences, Inc. 6,136,208
6,765 Incyte Corp.* 766,880
14,248 Moderna, Inc.* 997,787
3,949 Regeneron Pharmaceuticals, Inc. 2,462,360
10,085 Vertex Pharmaceuticals, Inc.* 5,009,522
41,788,689
Broadline Retail ( 3 .7% ):
386,528 Amazon.com, Inc.* 92,125,083
16,881 eBay, Inc. 1,886,452
94,011,535
Building Products ( 0 .5% ):
4,266 A O Smith Corp. 267,563
3,127 Allegion plc 439,312
4,673 Builders FirstSource, Inc.* 418,140
30,820 Carrier Global Corp. 2,260,647
24,380 Johnson Controls International plc 3,562,162
1,062 Lennox International, Inc. 608,473
7,680 Masco Corp. 624,922
8,817 Trane Technologies plc 4,330,558
12,511,777
Capital Markets ( 3 .0% ):
3,397 Ameriprise Financial, Inc. 1,558,408
8,496 Ares Management Corp., Class A 945,690
27,375 Bank of New York Mellon Corp. (The) 3,958,699
5,732 Blackrock, Inc.
+
5,511,662
29,669 Blackstone, Inc. 3,491,151
4,140 Cboe Global Markets, Inc. 1,004,654
64,747 Charles Schwab Corp. (The) 5,974,206
14,395 CME Group, Inc., Class A 3,178,848
8,793 Coinbase Global, Inc., Class A* 1,285,449
1,414 FactSet Research Systems, Inc. 325,333
12,785 Franklin Resources, Inc. 425,357
11,684 Goldman Sachs Group, Inc. (The) 11,816,847
16,566 Interactive Brokers Group, Inc., Class
A 1,441,905
22,480 Intercontinental Exchange, Inc. 2,767,513
17,366 Invesco, Ltd. 458,289
27,441 KKR & Co., Inc. 2,518,535
5,785 Moody's Corp. 2,620,142
47,477 Morgan Stanley 9,924,592
2,899 MSCI, Inc., Class A 1,623,556
17,250 Nasdaq, Inc. 1,359,645
7,243 Northern Trust Corp. 1,259,123
6,925 Raymond James Financial, Inc. 1,052,808
31,477 Robinhood Markets, Inc., Class A* 3,156,513
12,009 S&P Global, Inc. 4,890,785

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
10,794 State Street Corp. $ 1,830,662
8,656 T. Rowe Price Group, Inc. 984,100
75,364,472
Chemicals ( 1 .0% ):
8,943 Air Products and Chemicals, Inc. 2,621,909
4,920 Albemarle Corp. 664,348
6,045 CF Industries Holdings, Inc. 654,432
26,444 Corteva, Inc. 2,239,542
29,545 Dow, Inc. 808,351
5,231 DuPont de Nemours, Inc. 709,533
9,751 Ecolab, Inc. 2,716,726
9,775 International Flavors & Fragrances,
Inc. 774,376
18,312 Linde plc 9,502,829
9,877 LyondellBasell Industries NV, Class
A* 520,024
11,412 Mosaic Co. (The) 241,820
8,595 PPG Industries, Inc. 1,042,488
8,845 Sherwin-Williams Co. (The) 3,045,510
25,541,888
Commercial Services & Supplies ( 0 .4% ):
13,421 Cintas Corp. 2,282,644
35,966 Copart, Inc.* 1,013,881
7,821 Republic Services, Inc., Class A 1,666,499
12,340 Rollins, Inc. 515,072
9,484 Veralto Corp. 841,041
14,770 Waste Management, Inc. 3,291,937
9,611,074
Communications Equipment ( 1 .3% ):
40,761 Arista Networks, Inc.* 6,924,479
5,583 Ciena Corp.* 2,738,796
155,795 Cisco Systems, Inc. 18,299,681
2,212 F5, Inc.* 920,103
3,081 Lumentum Holdings, Inc.* 2,643,683
6,496 Motorola Solutions, Inc. 2,697,724
34,224,466
Construction & Engineering ( 0 .3% ):
1,385 Comfort Systems USA, Inc. 2,745,000
1,735 EMCOR Group, Inc. 1,439,842
5,798 Quanta Services, Inc. 4,174,792
8,359,634
Construction Materials ( 0 .2% ):
25,783 CRH plc 2,758,781
2,371 Martin Marietta Materials, Inc. 1,367,356
4,883 Vulcan Materials Co. 1,440,534
5,566,671
Consumer Finance ( 0 .5% ):
21,079 American Express Co. 7,129,972
24,515 Capital One Financial Corp. 4,918,199
Shares Value
Common Stocks, continued
Consumer Finance, continued
12,910 Synchrony Financial $ 981,806
13,029,977
Consumer Staples Distribution & Retail ( 1 .7% ):
1,507 Casey's General Stores, Inc. 1,197,748
17,493 Costco Wholesale Corp. 16,364,177
9,073 Dollar General Corp. 1,044,393
6,868 Dollar Tree, Inc.* 830,685
22,680 Kroger Co. (The) 1,259,420
18,665 Sysco Corp. 1,560,021
17,213 Target Corp. 2,248,190
172,998 Walmart, Inc. 19,593,753
44,098,387
Containers & Packaging ( 0 .2% ):
17,498 Amcor plc, ADR 758,538
3,203 Avery Dennison Corp. 520,007
11,107 Ball Corp. 693,077
20,086 International Paper Co. 765,277
3,447 Packaging Corp. of America 821,351
20,426 Smurfit WestRock plc 944,907
4,503,157
Distributors ( 0 .0%
†
):
5,211 Genuine Parts Co. 614,794
Diversified Telecommunication Services ( 0 .5% ):
275,196 AT&T, Inc. 5,696,557
165,377 Verizon Communications, Inc. 7,002,062
12,698,619
Electric Utilities ( 1 .4% ):
10,769 Alliant Energy Corp. 821,567
21,615 American Electric Power Co., Inc. 2,957,148
12,447 Constellation Energy Corp. 3,091,461
31,029 Duke Energy Corp. 3,927,651
15,794 Edison International 1,175,863
17,867 Entergy Corp. 2,052,204
9,671 Evergy, Inc. 835,865
15,543 Eversource Energy 1,123,293
40,439 Exelon Corp. 1,885,266
20,443 FirstEnergy Corp. 971,860
82,841 NextEra Energy, Inc. 7,270,955
8,690 NRG Energy, Inc. 1,269,261
87,629 PG&E Corp. 1,473,920
4,483 Pinnacle West Capital Corp. 479,681
29,445 PPL Corp. 1,070,326
43,943 Southern Co. (The) 4,205,784
23,477 Xcel Energy, Inc. 1,885,203
36,497,308
Electrical Equipment ( 1 .3% ):
9,164 AMETEK, Inc. 2,217,138
15,190 Eaton Corp. plc 6,472,763
22,447 Emerson Electric Co. 3,213,288
10,643 GE Vernova, Inc. 12,504,035
2,294 Generac Holdings, Inc.* 671,706

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
1,890 Hubbell, Inc., Class B $ 988,848
4,350 Rockwell Automation, Inc. 2,153,598
15,307 Vertiv Holdings Co., Class A 5,125,090
33,346,466
Electronic Equipment, Instruments &
Components ( 1 .2% ):
48,937 Amphenol Corp., Class A 8,628,572
5,256 CDW Corp. 739,204
7,447 Coherent Corp.* 2,937,618
30,890 Corning, Inc. 7,890,233
14,562 Flex, Ltd.* 2,360,063
4,142 Jabil, Inc. 1,596,658
6,784 Keysight Technologies, Inc.* 2,374,875
11,841 TE Connectivity plc 2,387,264
1,801 Teledyne Technologies, Inc.* 1,201,087
9,332 Trimble, Inc.* 477,612
1,787 Zebra Technologies Corp.* 470,445
31,063,631
Energy Equipment & Services ( 0 .2% ):
38,713 Baker Hughes Co., Class A 2,148,571
33,962 Halliburton Co. 1,153,010
58,567 SLB, Ltd. 2,722,780
6,024,361
Entertainment ( 1 .0% ):
9,024 Electronic Arts, Inc. 1,850,281
6,330 Live Nation Entertainment, Inc.* 1,159,086
165,795 Netflix, Inc.* 11,837,763
6,856 Take-Two Interactive Software, Inc.* 1,713,863
2,360 TKO Group Holdings, Inc., Class A 475,092
68,776 Walt Disney Co. (The) 6,619,690
98,766 Warner Bros Discovery, Inc.* 2,633,101
26,288,876
Financial Services ( 3 .3% ):
18,451 Apollo Global Management, Inc. 2,182,938
72,390 Berkshire Hathaway, Inc., Class B* 36,223,232
20,992 Block, Inc., Class A* 1,595,392
2,589 Corpay, Inc.* 862,836
19,984 Fidelity National Information
Services, Inc. 776,978
21,304 Fiserv, Inc.* 1,044,961
9,098 Global Payments, Inc. 660,151
3,059 Jack Henry & Associates, Inc. 421,346
31,803 Mastercard, Inc., Class A 16,334,021
34,883 PayPal Holdings, Inc. 1,506,248
65,502 Visa, Inc., Class A 22,473,081
84,081,184
Food Products ( 0 .4% ):
19,204 Archer-Daniels-Midland Co. 1,467,186
5,222 Bunge Global SA 557,344
21,534 General Mills, Inc. 749,383
5,913 Hershey Co. (The) 1,037,436
11,926 Hormel Foods Corp. 296,003
Shares Value
Common Stocks, continued
Food Products, continued
4,292 JM Smucker Co. (The) $ 482,850
32,763 Kraft Heinz Co. (The) 773,862
10,785 McCormick & Co., Inc. 543,780
50,855 Mondelez International, Inc., Class A 2,941,453
11,874 Tyson Foods, Inc., Class A 679,786
9,529,083
Gas Utilities ( 0 .1% ):
6,739 Atmos Energy Corp. 1,160,928
Ground Transportation ( 0 .8% ):
73,867 CSX Corp. 3,510,898
3,018 JB Hunt Transport Services, Inc. 873,500
8,984 Norfolk Southern Corp. 2,826,277
7,271 Old Dominion Freight Line, Inc. 1,574,899
80,622 Uber Technologies, Inc.* 5,817,683
23,414 Union Pacific Corp. 6,368,608
20,971,865
Health Care Equipment & Supplies ( 1 .4% ):
69,033 Abbott Laboratories 6,264,054
2,424 Align Technology, Inc.* 408,832
14,913 Baxter International, Inc. 317,945
10,689 Becton Dickinson & Co. 1,617,566
59,638 Boston Scientific Corp.* 2,545,350
7,256 Cooper Cos., Inc. (The)* 520,328
15,387 Dexcom, Inc.* 1,036,315
23,171 Edwards Lifesciences Corp.* 2,096,049
18,126 GE HealthCare Technologies, Inc. 1,160,245
3,181 IDEXX Laboratories, Inc.* 1,674,606
2,789 Insulet Corp.* 424,625
14,027 Intuitive Surgical, Inc.* 5,578,257
51,368 Medtronic plc 4,018,519
5,892 ResMed, Inc. 1,148,233
4,047 STERIS plc 852,177
13,637 Stryker Corp. 4,293,473
7,301 Zimmer Biomet Holdings, Inc. 628,543
34,585,117
Health Care Providers & Services ( 1 .7% ):
9,434 Cardinal Health, Inc. 2,241,141
7,788 Cencora, Inc. 2,203,848
18,700 Centene Corp.* 1,200,353
10,421 Cigna Group (The) 2,872,861
49,635 CVS Health Corp. 5,134,741
1,133 DaVita, Inc.* 252,070
8,601 Elevance Health, Inc. 3,326,265
6,210 HCA Healthcare, Inc. 2,421,217
4,203 Henry Schein, Inc.* 351,034
4,678 Humana, Inc. 1,858,195
3,226 Labcorp Holdings, Inc. 903,280
4,761 McKesson Corp. 3,597,412
4,459 Quest Diagnostics, Inc. 945,085
6,198 Solventum Corp.* 478,176
35,779 UnitedHealth Group, Inc. 14,870,826

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,348 Universal Health Services, Inc.,
Class B $ 349,124
43,005,628
Health Care REITs ( 0 .3% ):
26,834 Healthpeak Properties, Inc. 574,248
18,528 Ventas, Inc. 1,645,286
27,861 Welltower, Inc. 6,323,611
8,543,145
Health Care Technology ( 0 .0%
†
):
5,785 Veeva Systems, Inc., Class A* 1,026,664
Hotel & Resort REITs ( 0 .0%
†
):
23,877 Host Hotels & Resorts, Inc. 566,124
Hotels, Restaurants & Leisure ( 1 .6% ):
16,553 Airbnb, Inc., Class A* 2,368,734
30,690 Booking Holdings, Inc. 5,470,186
46,996 Carnival Corp., Ltd. 1,342,676
50,495 Chipotle Mexican Grill, Inc., Class A* 1,716,830
4,692 Darden Restaurants, Inc. 966,599
1,230 Domino's Pizza, Inc. 364,129
14,866 DoorDash, Inc., Class A* 2,743,223
4,563 Expedia Group, Inc. 1,167,581
8,940 Hilton Worldwide Holdings, Inc. 2,954,312
12,190 Las Vegas Sands Corp. 563,056
8,748 Marriott International, Inc., Class A 3,241,921
28,140 McDonald's Corp. 7,606,523
8,194 MGM Resorts International* 391,755
16,051 Norwegian Cruise Line Holdings,
Ltd.* 338,837
9,929 Royal Caribbean Cruises, Ltd. 3,152,755
44,313 Starbucks Corp. 4,528,346
3,591 Wynn Resorts, Ltd. 348,650
11,052 Yum! Brands, Inc. 1,766,773
41,032,886
Household Durables ( 0 .2% ):
10,569 D.R. Horton, Inc. 1,721,479
6,513 Garmin, Ltd. 1,547,098
8,273 Lennar Corp., Class A 748,624
101 NVR, Inc.* 688,153
6,779 PulteGroup, Inc. 930,146
5,635,500
Household Products ( 0 .8% ):
9,554 Church & Dwight Co., Inc. 925,592
5,101 Clorox Co. (The) 486,840
31,316 Colgate-Palmolive Co. 2,871,051
13,038 Kimberly-Clark Corp. 1,431,181
91,721 Procter & Gamble Co. (The) 13,449,967
19,164,631
Independent Power and Renewable Electricity
Producers ( 0 .1% ):
27,980 AES Corp. (The) 410,187
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity
Producers, continued
12,806 Vistra Corp. $ 2,031,416
2,441,603
Industrial Conglomerates ( 0 .8% ):
20,605 3M Co. 3,336,156
41,103 General Electric Co. 15,361,424
12,535 Honeywell International, Inc. 2,806,586
21,504,166
Industrial REITs ( 0 .2% ):
36,979 Prologis, Inc. 5,009,545
Insurance ( 1 .6% ):
17,487 Aflac, Inc. 2,050,351
10,215 Allstate Corp. (The) 2,430,557
21,397 American International Group, Inc. 1,594,718
8,561 Aon plc, Class A 2,839,598
13,623 Arch Capital Group, Ltd.* 1,322,248
10,295 Arthur J. Gallagher & Co. 2,363,423
1,980 Assurant, Inc. 531,689
11,835 Brown & Brown, Inc. 759,215
14,052 Chubb, Ltd. 4,788,079
5,985 Cincinnati Financial Corp. 1,108,063
1,057 Erie Indemnity Co., Class A 253,416
1,491 Everest Group, Ltd. 532,630
2,842 Globe Life, Inc. 507,809
10,872 Hartford Insurance Group, Inc. (The) 1,440,757
6,696 Loews Corp. 758,054
19,031 Marsh & McLennan Cos., Inc. 3,171,897
21,407 MetLife, Inc. 1,811,246
7,621 Principal Financial Group, Inc. 821,391
23,201 Progressive Corp. (The) 5,068,259
13,514 Prudential Financial, Inc. 1,458,566
8,536 Travelers Cos., Inc. (The) 2,817,904
12,099 W R Berkley Corp. 853,343
3,759 Willis Towers Watson plc 982,490
40,265,703
Interactive Media & Services ( 7 .7% ):
231,588 Alphabet, Inc., Class A 82,762,604
186,721 Alphabet, Inc., Class C 65,974,131
86,714 Meta Platforms, Inc., Class A 48,845,129
197,581,864
IT Services ( 0 .7% ):
24,462 Accenture plc, Class A 3,044,051
5,600 Akamai Technologies, Inc.* 661,976
19,676 Cognizant Technology Solutions
Corp., Class A 762,052
2,732 Gartner, Inc.* 354,122
4,869 GoDaddy, Inc., Class A* 413,281
37,264 International Business Machines
Corp. 10,479,009
3,259 VeriSign, Inc. 819,834
16,534,325

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Leisure Products ( 0 .0%
†
):
5,447 Hasbro, Inc. $ 449,868
Life Sciences Tools & Services ( 0 .8% ):
11,132 Agilent Technologies, Inc. 1,478,664
6,911 Bio-Techne Corp. 488,262
1,765 Charles River Laboratories
International, Inc.* 400,284
25,158 Danaher Corp. 4,792,096
6,642 IQVIA Holdings, Inc.* 1,283,367
791 Mettler-Toledo International, Inc.* 1,010,510
4,151 Revvity, Inc. 461,840
14,718 Thermo Fisher Scientific, Inc. 7,379,017
3,917 Waters Corp.* 1,469,032
2,832 West Pharmaceutical Services, Inc. 1,016,688
19,779,760
Machinery ( 2 .0% ):
18,160 Caterpillar, Inc. 19,338,584
5,421 Cummins, Inc. 3,866,311
9,939 Deere & Co. 6,304,606
5,347 Dover Corp. 1,199,225
11,609 Fortive Corp. 709,194
2,893 IDEX Corp. 656,566
10,264 Illinois Tool Works, Inc. 2,776,104
14,390 Ingersoll Rand, Inc. 1,179,836
2,017 Nordson Corp. 608,509
15,202 Otis Worldwide Corp. 1,088,463
20,724 PACCAR, Inc. 2,489,367
4,912 Parker-Hannifin Corp. 4,804,525
6,898 Pentair plc 528,801
2,044 Snap-on, Inc. 822,506
5,995 Stanley Black & Decker, Inc. 564,249
6,885 Westinghouse Air Brake
Technologies Corp. 1,856,196
9,608 Xylem, Inc. 1,135,762
49,928,804
Media ( 0 .3% ):
3,495 Charter Communications, Inc., Class
A* 497,024
139,742 Comcast Corp., Class A 3,430,666
5,219 EchoStar Corp., Class A* 529,729
7,964 Fox Corp., Class A 415,402
5,219 Fox Corp., Class B 244,458
15,162 News Corp., Class A 376,472
4,576 News Corp., Class B 128,403
11,288 Omnicom Group, Inc. 822,105
10,929 Paramount Skydance Corp., Class
B^ 107,760
16,903 Trade Desk, Inc. (The), Class A* 305,606
6,857,625
Metals & Mining ( 0 .4% ):
57,311 Freeport-McMoRan, Inc. 3,604,289
42,281 Newmont Corp. 3,949,045
8,933 Nucor Corp. 1,989,826
Shares Value
Common Stocks, continued
Metals & Mining, continued
5,487 Steel Dynamics, Inc. $ 1,259,047
10,802,207
Multi-Utilities ( 0 .6% ):
11,144 Ameren Corp. 1,259,718
25,910 CenterPoint Energy, Inc. 1,141,076
12,387 CMS Energy Corp. 947,605
14,660 Consolidated Edison, Inc. 1,621,836
33,984 Dominion Energy, Inc. 2,320,767
7,530 DTE Energy Co. 1,147,346
19,350 NiSource, Inc. 920,093
19,799 Public Service Enterprise Group, Inc. 1,606,887
26,078 Sempra 2,417,691
12,679 WEC Energy Group, Inc. 1,480,527
14,863,546
Office REITs ( 0 .0%
†
):
5,494 Alexandria Real Estate Equities, Inc. 290,358
6,150 BXP, Inc. 407,806
698,164
Oil, Gas & Consumable Fuels ( 2 .7% ):
14,106 APA Corp. 459,432
73,718 Chevron Corp. 12,219,496
48,252 ConocoPhillips 5,016,278
45,757 Devon Energy Corp. 1,890,679
7,493 Diamondback Energy, Inc. 1,317,120
20,992 EOG Resources, Inc. 2,723,292
25,116 EQT Corp. 1,335,418
9,758 Expand Energy Corp. 889,832
163,622 Exxon Mobil Corp. 22,370,400
78,297 Kinder Morgan, Inc. 2,503,155
11,451 Marathon Petroleum Corp. 2,927,677
29,354 Occidental Petroleum Corp. 1,425,724
25,264 ONEOK, Inc. 2,196,452
15,846 Phillips 66 2,678,766
8,598 Targa Resources Corp. 2,305,468
2,269 Texas Pacific Land Corp. 993,005
11,761 Valero Energy Corp. 3,063,035
48,530 Williams Cos., Inc. (The) 3,607,720
69,922,949
Passenger Airlines ( 0 .2% ):
25,812 Delta Air Lines, Inc. 2,417,552
19,897 Southwest Airlines Co. 1,023,104
12,739 United Airlines Holdings, Inc.* 1,732,376
5,173,032
Personal Care Products ( 0 .1% ):
9,693 Estee Lauder Cos., Inc. (The), Class
A 765,263
76,420 Kenvue, Inc. 1,460,386
2,225,649
Pharmaceuticals ( 3 .4% ):
81,628 Bristol-Myers Squibb Co. 4,703,405
31,236 Eli Lilly & Co. 37,465,395

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
95,012 Johnson & Johnson $ 24,130,198
97,820 Merck & Co., Inc. 12,569,870
222,319 Pfizer, Inc. 5,353,442
45,460 Viatris, Inc. 721,905
16,548 Zoetis, Inc., Class A 1,189,139
86,133,354
Professional Services ( 0 .3% ):
15,661 Automatic Data Processing, Inc. 3,507,281
4,725 Broadridge Financial Solutions, Inc. 647,089
4,666 Equifax, Inc. 740,587
4,771 Jacobs Solutions, Inc. 601,146
4,929 Leidos Holdings, Inc. 507,539
12,713 Paychex, Inc. 1,250,069
5,411 Verisk Analytics, Inc., Class A 971,437
8,225,148
Real Estate Management & Development ( 0 .1% ):
11,755 CBRE Group, Inc., Class A* 1,583,281
16,218 CoStar Group, Inc.* 459,294
2,042,575
Residential REITs ( 0 .2% ):
5,708 AvalonBay Communities, Inc. 1,077,043
4,103 Camden Property Trust 469,752
13,064 Equity Residential 887,438
2,430 Essex Property Trust, Inc. 708,564
22,478 Invitation Homes, Inc. 679,060
4,477 Mid-America Apartment
Communities, Inc. 622,034
12,335 UDR, Inc. 492,413
4,936,304
Retail REITs ( 0 .3% ):
3,058 Federal Realty Investment Trust 377,480
28,323 Kimco Realty Corp. 717,988
36,977 Realty Income Corp. 2,291,095
6,437 Regency Centers Corp. 513,286
12,750 Simon Property Group, Inc. 2,851,537
6,751,386
Semiconductors & Semiconductor Equipment
( 19 .1% ):
64,386 Advanced Micro Devices, Inc.* 37,402,471
19,336 Analog Devices, Inc. 7,679,679
31,296 Applied Materials, Inc. 22,627,008
186,951 Broadcom, Inc. 70,620,740
4,344 First Solar, Inc.* 1,025,010
186,369 Intel Corp.* 26,022,703
51,736 KLA Corp. 15,609,269
49,321 Lam Research Corp. 21,372,269
34,677 Marvell Technology, Inc. 10,329,932
21,348 Microchip Technology, Inc. 1,946,938
44,530 Micron Technology, Inc. 51,400,534
1,957 Monolithic Power Systems, Inc. 2,705,278
956,356 NVIDIA Corp. 191,357,272
9,881 NXP Semiconductors NV 2,776,857
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment,
continued
15,601 ON Semiconductor Corp.* $ 1,474,919
8,318 Qnity Electronics, Inc. 1,358,413
41,745 QUALCOMM, Inc. 7,714,059
5,599 Skyworks Solutions, Inc. 379,612
6,248 Teradyne, Inc. 3,023,032
36,011 Texas Instruments, Inc. 10,733,799
487,559,794
Software ( 7 .4% ):
16,009 Adobe, Inc.* 3,282,165
10,656 AppLovin Corp., Class A* 5,490,291
8,502 Autodesk, Inc.* 1,652,959
10,806 Cadence Design Systems, Inc.* 4,055,708
10,001 Crowdstrike Holdings, Inc., Class A* 7,632,163
13,188 Datadog, Inc., Class A* 3,433,628
932 Fair Isaac Corp.* 1,113,535
24,588 Fortinet, Inc.* 3,777,209
23,328 Gen Digital, Inc. 580,634
11,054 Intuit, Inc. 2,885,094
293,317 Microsoft Corp. 109,413,107
67,206 Oracle Corp. 9,849,039
90,713 Palantir Technologies, Inc., Class A* 10,583,486
32,020 Palo Alto Networks, Inc.* 10,919,460
4,618 PTC, Inc.* 524,651
3,997 Roper Technologies, Inc. 1,352,545
31,924 Salesforce, Inc. 5,001,214
40,846 ServiceNow, Inc.* 4,055,191
7,370 Synopsys, Inc.* 3,287,536
1,598 Tyler Technologies, Inc.* 467,351
8,001 Workday, Inc., Class A* 979,482
190,336,448
Specialized REITs ( 0 .7% ):
18,408 American Tower Corp. 3,010,996
16,958 Crown Castle, Inc. 1,284,229
12,703 Digital Realty Trust, Inc. 2,281,205
3,920 Equinix, Inc. 4,086,169
8,500 Extra Space Storage, Inc. 1,235,050
12,055 Iron Mountain, Inc. 1,522,667
6,399 Public Storage 2,036,866
4,083 SBA Communications Corp., Class A 720,486
42,149 VICI Properties, Inc., Class A 1,119,056
27,139 Weyerhaeuser Co. 649,708
17,946,432
Specialty Retail ( 1 .5% ):
652 AutoZone, Inc.* 2,083,753
7,260 Best Buy Co., Inc. 550,889
28,393 Carvana Co., Class A* 1,868,827
39,449 Home Depot, Inc. (The) 13,912,873
21,838 Lowe's Cos., Inc. 4,815,061
33,287 O'Reilly Automotive, Inc.* 3,065,400
12,641 Ross Stores, Inc. 2,690,637
43,334 TJX Cos., Inc. (The) 6,565,101
19,832 Tractor Supply Co. 626,889

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,785 Ulta Beauty, Inc.* $ 804,999
4,539 Williams-Sonoma, Inc. 1,058,041
38,042,470
Technology Hardware, Storage & Peripherals
( 8 .1% ):
579,942 Apple, Inc. 167,812,017
11,457 Dell Technologies, Inc., Class C 4,943,237
53,082 Hewlett Packard Enterprise Co. 2,394,529
35,643 HP, Inc. 782,008
7,972 NetApp, Inc. 1,233,747
5,885 Sandisk Corp.* 13,380,901
8,806 Seagate Technology Holdings plc 8,497,790
20,619 Super Micro Computer, Inc.* 604,755
13,486 Western Digital Corp. 8,613,778
208,262,762
Textiles, Apparel & Luxury Goods ( 0 .2% ):
5,396 Deckers Outdoor Corp.* 535,769
4,485 Lululemon Athletica, Inc.* 512,097
48,280 NIKE, Inc., Class B 1,981,894
1,559 Ralph Lauren Corp., Class A 625,798
7,333 Tapestry, Inc. 1,073,405
4,728,963
Tobacco ( 0 .6% ):
65,759 Altria Group, Inc. 4,731,360
61,728 Philip Morris International, Inc. 11,167,213
15,898,573
Trading Companies & Distributors ( 0 .3% ):
43,433 Fastenal Co. 2,086,086
2,406 United Rentals, Inc. 2,725,733
1,744 W.W. Grainger, Inc. 2,372,538
7,184,357
Shares Value
Common Stocks, continued
Water Utilities ( 0 .0%
†
):
7,930 American Water Works Co., Inc. $ 1,043,429
Wireless Telecommunication Services ( 0 .1% ):
18,385 T-Mobile US, Inc. 3,083,717
Total Common Stocks (Cost $454,459,086) 2,545,132,532
Right ( 0 .0%
†
):
Capital Markets ( 0 .0%
†
):
9,748 TPG, Inc., Expires on 4/9/29* 97
Total Right (Cost $–) 97
Affiliated Investment Company ( 0 .0%
†
):
Money Market Funds ( 0 .0%
†
):
107,636 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
+
(a)(b) 107,636
Total Affiliated Investment Company (Cost
$107,636) 107,636
Unaffiliated Investment Company ( 0 .5% ):
Money Market Funds ( 0 .5% ):
13,048,460 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%(b) 13,048,460
Total Unaffiliated Investment Company (Cost
$13,048,460) 13,048,460
Total Investment Securities
(Cost $ 467,615,182 ) — 100 .0% 2,558,288,725
Net other assets (liabilities) — 0 .0%
†
(60,145)
Net Assets — 100.0% $ 2,558,228,580
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
† Represents less than 0.05%.
+ Affiliated Securities
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $105,601.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(b) The rate represents the effective yield at June 30, 2026.

Allianz Variable Insurance Products Trust
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 38 $ 14,341,675 $ (10,503)
$ (10,503)

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 100 .1% ):
Aerospace & Defense ( 1 .0% ):
9,994 AAR Corp.* $ 1,428,442
13,551 Mercury Systems, Inc.* 1,657,694
1,383 National Presto Industries, Inc. 172,861
7,211 VSE Corp. 1,647,714
4,906,711
Air Freight & Logistics ( 0 .1% ):
15,392 Hub Group, Inc., Class A 674,016
Automobile Components ( 1 .4% ):
20,380 Adient plc* 374,584
28,000 Dana, Inc. 761,880
63,938 Dauch Corporation* 346,544
6,915 Dorman Products, Inc.* 943,552
11,058 Fox Factory Holding Corp.* 187,378
7,861 Gentherm, Inc.* 268,139
6,255 LCI Industries 662,279
8,408 Patrick Industries, Inc. 754,870
9,316 Phinia, Inc. 767,359
5,600 Standard Motor Products, Inc. 218,232
18,191 Versigent plc* 764,204
6,585 XPEL, Inc.* 326,616
6,375,637
Automobiles ( 0 .1% ):
7,240 Winnebago Industries, Inc. 226,178
Banks ( 8 .8% ):
16,013 Ameris Bancorp 1,445,333
38,207 Atlantic Union Bankshares Corp. 1,616,538
14,518 Axos Financial, Inc.* 1,413,908
36,260 Banc of California, Inc. 740,792
6,039 BancFirst Corp. 671,114
10,580 Bancorp, Inc. (The)* 662,731
10,178 Bank of Hawaii Corp. 829,405
19,193 BankUnited, Inc. 929,901
8,507 Banner Corp. 565,205
22,374 Beacon Financial Corp. 681,288
35,560 Capitol Federal Financial, Inc. 302,616
17,234 Cathay General Bancorp 1,068,336
7,782 Central Pacific Financial Corp. 297,272
3,821 City Holding Co. 506,817
13,572 Community Financial System, Inc. 910,953
8,319 Customers Bancorp, Inc.* 658,033
43,784 CVB Financial Corp. 987,329
11,030 Dime Community Bancshares, Inc. 448,370
7,822 Eagle Bancorp, Inc. 222,067
21,348 Eastern Bankshares, Inc. 474,780
12,436 FB Financial Corp. 688,333
39,892 First BanCorp 1,039,984
10,948 First Bancorp/Southern Pines NC 699,906
28,128 First Commonwealth Financial Corp. 571,842
27,407 First Financial Bancorp 927,179
32,563 First Hawaiian, Inc. 954,096
22,590 First Interstate BancSystem, Inc.,
Class A 871,070
Shares Value
Common Stocks, continued
Banks, continued
51,214 Fulton Financial Corp. $ 1,238,867
8,154 Hanmi Financial Corp. 264,190
9,895 Heritage Financial Corp. 293,090
11,027 Hilltop Holdings, Inc. 427,627
38,846 Hope Bancorp, Inc. 531,413
12,970 Independent Bank Corp. 1,085,848
6,536 Lakeland Financial Corp. 403,402
11,906 National Bank Holdings Corp., Class
A 528,984
13,639 NBT Bancorp, Inc. 673,357
5,124 Nicolet Bankshares, Inc. 847,458
40,682 Northwest Bancshares, Inc. 616,739
10,664 OFG Bancorp 523,282
4,223 Park National Corp. 772,767
5,408 Pathward Financial, Inc. 470,820
2,857 Preferred Bank 303,585
35,749 Provident Financial Services, Inc. 845,106
25,244 Renasant Corp. 1,073,880
9,406 S&T Bancorp, Inc. 461,646
25,015 Seacoast Banking Corp. of Florida 831,749
13,184 ServisFirst Bancshares, Inc. 1,143,712
38,551 Simmons First National Corp., Class
A 873,180
8,437 Southside Bancshares, Inc. 296,898
12,563 Stellar Bancorp, Inc. 493,977
3,790 Tompkins Financial Corp. 358,231
5,922 Triumph Financial, Inc.* 451,908
4,885 TrustCo Bank Corp. 268,235
15,467 Trustmark Corp. 711,637
30,731 United Community Banks, Inc. 1,078,351
19,727 WaFd, Inc. 756,925
6,752 WesBanco, Inc. 263,531
5,795 Westamerica BanCorp 339,993
13,411 WSFS Financial Corp. 1,029,026
41,444,612
Beverages ( 0 .2% ):
5,883 National Beverage Corp.* 183,550
11,359 Vita Coco Co., Inc. (The)* 751,284
934,834
Biotechnology ( 3 .4% ):
32,711 ACADIA Pharmaceuticals, Inc.* 827,588
60,086 ADMA Biologics, Inc.* 502,920
145 Alkermes plc* 7,597
42,327 Alkermes plc, ADR* 2,217,723
22,422 Arcus Biosciences, Inc.* 691,270
29,158 Catalyst Pharmaceuticals, Inc.* 916,436
6,715 Krystal Biotech, Inc.* 2,495,764
15,623 Protagonist Therapeutics, Inc.* 1,915,067
21,143 PTC Therapeutics, Inc.* 1,724,635
26,988 Sarepta Therapeutics, Inc.* 484,974
33,694 TG Therapeutics, Inc.* 1,851,149
20,494 Veracyte, Inc.* 1,203,613
12,819 Vericel Corp.* 570,317

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
31,728 Vir Biotechnology, Inc.* $ 323,308
19,166 Xencor, Inc.* 308,573
16,040,934
Broadline Retail ( 0 .5% ):
24,182 Etsy, Inc.* 1,821,630
28,838 Kohl's Corp. 511,009
2,332,639
Building Products ( 2 .2% ):
5,191 Apogee Enterprises, Inc. 237,436
10,901 Armstrong World Industries, Inc. 1,748,738
7,724 AZZ, Inc. 1,197,606
4,235 CSW Industrials, Inc. 1,178,601
7,768 Gibraltar Industries, Inc.* 350,337
9,856 Griffon Corp. 961,256
50,388 Hayward Holdings, Inc.* 872,216
52,374 Masterbrand, Inc.* 538,929
12,555 Quanex Building Products Corp. 233,774
36,380 Resideo Technologies, Inc.* 1,131,418
38,110 Zurn Elkay Water Solutions Corp. 1,925,698
10,376,009
Capital Markets ( 3 .0% ):
7,500 Acadian Asset Management, Inc. 536,400
18,616 Artisan Partners Asset Management,
Inc., Class A 642,811
99,981 BGC Group, Inc., Class A 1,068,797
7,668 Cohen & Steers, Inc. 583,842
6,331 Donnelley Financial Solutions, Inc.* 265,585
6,045 Lazard, Inc., Class A 253,527
9,305 MarketAxess Holdings, Inc. 1,056,024
19,545 Moelis & Co., Class A 1,278,634
17,877 Piper Sandler Cos. 1,293,222
7,112 PJT Partners, Inc., Class A 1,073,485
19,652 StepStone Group, Inc., Class A 812,807
18,243 StoneX Group, Inc.* 2,161,796
12,567 Victory Capital Holdings, Inc., Class A 1,056,382
21,241 Virtu Financial, Inc., Class A 1,265,326
2,246 Virtus Investment Partners, Inc. 322,301
32,999 WisdomTree, Inc. 559,003
14,229,942
Chemicals ( 3 .0% ):
8,070 Balchem Corp. 1,363,426
28,041 Celanese Corp., Class A 1,289,886
38,864 Chemours Co. (The) 797,489
29,105 Eastman Chemical Co. 1,949,453
58,910 Element Solutions, Inc. 2,812,953
32,980 FMC Corp. 379,270
5,357 Hawkins, Inc. 761,230
13,642 HB Fuller Co. 795,192
8,871 Ingevity Corp.* 662,398
6,110 Innospec, Inc. 497,293
4,640 Koppers Holdings, Inc. 208,336
7,860 Minerals Technologies, Inc. 581,404
Shares Value
Common Stocks, continued
Chemicals, continued
3,542 Quaker Chemical Corp. $ 562,718
10,845 Sensient Technologies Corp. 1,337,080
5,552 Stepan Co. 309,357
14,307,485
Commercial Services & Supplies ( 2 .3% ):
15,011 ABM Industries, Inc. 664,087
11,179 Brady Corp., Class A 1,023,661
16,363 Casella Waste Systems, Inc., Class
A* 1,586,720
25,528 CoreCivic, Inc.* 775,541
12,064 Deluxe Corp. 288,088
33,766 GEO Group, Inc. (The)* 997,785
17,681 Healthcare Services Group, Inc.* 434,245
19,019 HNI Corp. 768,558
14,257 Interface, Inc., Class A 510,971
6,042 Liquidity Services, Inc.* 236,363
18,100 MillerKnoll, Inc. 370,326
27,322 OPENLANE, Inc.* 1,126,759
31,932 Pitney Bowes, Inc. 559,449
3,807 UniFirst Corp. 1,006,799
29,829 Vestis Corp.* 433,117
10,782,469
Communications Equipment ( 1 .4% ):
14,806 Calix, Inc.* 552,560
9,657 Digi International, Inc.* 723,792
33,870 Extreme Networks, Inc.* 1,096,372
27,355 Harmonic, Inc.* 446,707
18,127 NetScout Systems, Inc.* 789,431
34,830 Viasat, Inc.* 3,128,082
6,736,944
Construction & Engineering ( 2 .8% ):
12,516 Arcosa, Inc. 1,818,450
3,609 Argan, Inc. 2,881,967
13,126 Everus Construction Group, Inc.* 2,178,260
11,169 Granite Construction, Inc. 1,765,595
3,997 MYR Group, Inc.* 2,000,099
14,170 Primoris Services Corp. 1,404,530
46,668 WillScot Holdings Corp. 1,346,838
13,395,739
Construction Materials ( 0 .1% ):
2,510 United States Lime & Minerals, Inc. 262,722
Consumer Finance ( 1 .4% ):
10,347 Bread Financial Holdings, Inc. 1,121,097
1,531 Credit Acceptance Corp.* 974,849
2,675 Dave, Inc.* 996,678
5,681 Encore Capital Group, Inc.* 529,981
6,415 Enova International, Inc.* 1,544,283
15,800 EZCORP, Inc., Class A* 546,206
22,957 Navient Corp. 195,364
10,295 PROG Holdings, Inc. 479,850

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Finance, continued
776 World Acceptance Corp.* $ 173,692
6,562,000
Consumer Staples Distribution & Retail ( 0 .8% ):
8,689 Andersons, Inc. (The) 594,327
9,428 Chefs' Warehouse, Inc. (The)* 906,031
26,419 Grocery Outlet Holding Corp.* 263,662
6,563 PriceSmart, Inc. 1,282,016
15,982 United Natural Foods, Inc.* 729,898
3,775,934
Containers & Packaging ( 0 .1% ):
39,034 O-I Glass, Inc.* 375,897
Distributors ( 0 .7% ):
64,854 LKQ Corp. 1,707,606
8,171 Pool Corp. 1,755,948
3,463,554
Diversified Consumer Services ( 1 .9% ):
145,217 ADT, Inc. 943,910
13,395 Bright Horizons Family Solutions,
Inc.* 949,438
8,714 Covista, Inc.* 1,086,287
18,134 Frontdoor, Inc.* 1,407,017
33,155 Laureate Education, Inc., Class A* 1,204,190
8,904 Matthews International Corp., Class A 239,696
26,419 OneSpaWorld Holdings, Ltd. 746,073
15,134 Perdoceo Education Corp. 484,288
5,846 Strategic Education, Inc. 447,920
10,737 Stride, Inc.* 925,959
13,243 Universal Technical Institute, Inc.* 566,403
9,001,181
Diversified REITs ( 0 .8% ):
11,964 American Assets Trust, Inc. 295,391
50,813 Broadstone Net Lease, Inc., Class A 1,050,305
56,584 Essential Properties Realty Trust, Inc. 1,689,032
54,983 Global Net Lease, Inc. 491,548
3,526,276
Diversified Telecommunication Services ( 0 .9% ):
13,041 Cogent Communications Holdings,
Inc. 181,009
27,248 Iridium Communications, Inc. 1,494,553
243,635 Lumen Technologies, Inc.* 1,871,117
12,214 Shenandoah Telecommunications
Co. 184,187
47,121 Uniti Group, Inc.* 540,478
4,271,344
Electric Utilities ( 0 .5% ):
44,377 Hawaiian Electric Industries, Inc.* 600,421
9,612 MGE Energy, Inc. 783,762
10,752 Otter Tail Corp. 967,465
2,351,648
Shares Value
Common Stocks, continued
Electrical Equipment ( 0 .6% ):
7,324 Powell Industries, Inc. $ 2,097,301
61,805 Sunrun, Inc.* 826,951
2,924,252
Electronic Equipment, Instruments &
Components ( 3 .3% ):
27,667 Arlo Technologies, Inc.* 372,951
7,402 Badger Meter, Inc. 1,098,309
9,294 Benchmark Electronics, Inc. 917,039
7,105 CTS Corp. 463,175
6,990 ePlus, Inc. 581,778
7,780 Insight Enterprises, Inc.* 947,604
11,036 Itron, Inc.* 954,945
21,650 Knowles Corp.* 898,042
62,599 Mirion Technologies, Inc., Class A* 1,122,400
8,874 Napco Security Technologies, Inc. 337,035
3,944 OSI Systems, Inc.* 862,553
3,175 PC Connection, Inc. 231,743
6,801 Plexus Corp.* 2,044,857
28,613 Ralliant Corp. 2,106,775
4,170 Rogers Corp.* 682,754
4,689 ScanSource, Inc.* 244,250
31,789 Vishay Intertechnology, Inc. 1,709,612
15,575,822
Energy Equipment & Services ( 2 .5% ):
44,896 Archrock, Inc. 1,827,716
20,752 Atlas Energy Solutions, Inc., Class A^ 344,691
6,596 Bristow Group, Inc. 272,547
17,679 Cactus, Inc., Class A 905,695
12,875 Core Laboratories, Inc. 149,994
34,766 Helix Energy Solutions Group, Inc.* 303,855
25,834 Helmerich & Payne, Inc. 845,805
9,841 Innovex International, Inc.* 244,057
25,693 Kodiak Gas Services, Inc. 1,930,315
41,967 Liberty Energy, Inc., Class A 1,099,116
32,417 Noble Corp PLC 1,209,154
25,507 Oceaneering International, Inc.* 1,033,544
89,738 Patterson-UTI Energy, Inc. 823,795
25,614 RPC, Inc. 149,329
11,610 Tidewater, Inc.* 773,574
11,913,187
Entertainment ( 0 .8% ):
26,348 Cinemark Holdings, Inc. 836,022
4,648 Madison Square Garden Sports
Corp.* 1,867,752
6,915 Sphere Entertainment Co.* 1,196,503
3,900,277
Financial Services ( 2 .1% ):
7,967 Enact Holdings, Inc. 364,172
16,246 EVERTEC, Inc. 451,314
33,935 HA Sustainable Infrastructure Capital,
Inc. 1,325,162
13,161 Jackson Financial, Inc., Class A 1,347,555
7,858 Merchants Bancorp 392,900

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
18,990 NCR Atleos Corp.* $ 824,356
19,421 NMI Holdings, Inc., Class A* 798,009
71,268 Payoneer Global, Inc.* 507,428
34,068 Radian Group, Inc. 1,283,341
28,879 Remitly Global, Inc.* 647,178
4,341 Sezzle, Inc.* 745,046
9,044 Walker & Dunlop, Inc. 494,707
76,000 Western Union Co. (The)^ 585,200
9,766,368
Food Products ( 1 .6% ):
11,303 Cal-Maine Foods, Inc. 910,570
49,449 Campbell's Company (The)^ 1,101,229
120,688 Conagra Brands, Inc. 1,624,460
8,580 Del Monte Corp. 239,468
56,765 Flowers Foods, Inc. 448,443
12,555 Freshpet, Inc.* 742,252
3,946 J & J Snack Foods Corp. 289,834
2,517 John B Sanfilippo & Son, Inc. 216,437
35,339 Lamb Weston Holdings, Inc. 1,525,938
21,344 Simply Good Foods Co. (The)* 283,448
5,482 Tootsie Roll Industries, Inc. 216,813
7,598,892
Gas Utilities ( 0 .5% ):
6,041 Chesapeake Utilities Corp. 739,902
52,654 MDU Resources Group, Inc. 1,116,791
11,038 Northwest Natural Holding Co. 541,524
2,398,217
Ground Transportation ( 1 .1% ):
5,711 ArcBest Corp. 819,757
13,085 Heartland Express, Inc. 199,154
34,044 Hertz Global Holdings, Inc.*^ 77,110
96,742 Lyft, Inc., Class A* 1,413,401
14,673 Marten Transport, Ltd. 254,576
42,455 RXO, Inc.* 1,171,333
12,809 Schneider National, Inc., Class B 467,913
15,246 Werner Enterprises, Inc. 664,878
5,068,122
Health Care Equipment & Supplies ( 2 .5% ):
11,173 Artivion, Inc.* 251,057
11,936 Avanos Medical, Inc.* 296,968
7,598 CONMED Corp. 248,683
14,748 Enovis Corp.* 305,284
15,066 Glaukos Corp.* 2,105,624
6,407 ICU Medical, Inc.* 939,266
6,796 Inspire Medical Systems, Inc.* 303,170
8,649 Integer Holdings Corp.* 808,249
17,508 Integra LifeSciences Holdings Corp.* 314,444
5,442 LeMaitre Vascular, Inc. 522,214
15,389 Merit Medical Systems, Inc.* 1,067,073
56,861 Neogen Corp.* 511,180
11,862 Omnicell, Inc.* 492,510
18,066 QuidelOrtho Corp.* 316,426
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
13,058 STAAR Surgical Co.* $ 374,634
17,837 Tandem Diabetes Care, Inc.* 269,160
11,425 Teleflex, Inc. 1,448,233
8,859 TransMedics Group, Inc.* 588,415
1,980 UFP Technologies, Inc.* 524,957
11,687,547
Health Care Providers & Services ( 3 .4% ):
23,628 Acadia Healthcare Co., Inc.* 697,735
28,775 AdaptHealth Corp., Class A* 299,835
4,696 Addus HomeCare Corp.* 471,807
20,310 Alignment Healthcare, Inc.* 483,581
10,028 AMN Healthcare Services, Inc.* 324,606
11,094 Astrana Health, Inc.* 514,873
40,653 Brightspring Health Services, Inc.* 2,835,140
31,281 Concentra Group Holdings Parent,
Inc. 930,610
8,021 CorVel Corp.* 501,473
60,038 Lifestance Health Group, Inc.* 643,007
13,704 Molina Healthcare, Inc.* 3,134,105
3,501 National HealthCare Corp. 739,971
34,613 NeoGenomics, Inc.* 505,004
20,387 Pediatrix Medical Group, Inc.* 516,403
30,834 Privia Health Group, Inc.* 793,359
20,357 Progyny, Inc.* 586,892
18,155 RadNet, Inc.* 1,119,619
28,436 Select Medical Holdings Corp. 469,478
4,147 US Physical Therapy, Inc. 284,816
15,852,314
Health Care REITs ( 0 .4% ):
12,588 LTC Properties, Inc. 484,009
135,341 Medical Properties Trust, Inc. 625,275
12,440 National Health Investors, Inc.^ 948,674
2,057,958
Health Care Technology ( 0 .3% ):
31,448 Certara, Inc.* 205,985
6,437 HealthStream, Inc. 175,408
15,305 Schrodinger, Inc.* 248,706
30,079 Waystar Holding Corp.* 617,522
1,247,621
Hotel & Resort REITs ( 1 .1% ):
57,482 Apple Hospitality REIT, Inc. 966,272
53,492 DiamondRock Hospitality Co. 651,533
29,239 Pebblebrook Hotel Trust 567,529
16,335 Ryman Hospitality Properties, Inc. 2,099,864
50,671 Sunstone Hotel Investors, Inc. 580,183
23,094 Xenia Hotels & Resorts, Inc. 470,194
5,335,575
Hotels, Restaurants & Leisure ( 2 .7% ):
5,369 BJ's Restaurants, Inc.* 326,086
10,909 Brinker International, Inc.* 1,832,712
52,587 Caesars Entertainment, Inc.* 1,587,076
11,929 Cheesecake Factory, Inc. (The) 948,833

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,601 Cracker Barrel Old Country Store,
Inc.^ $ 298,533
39,393 Life Time Group Holdings, Inc.* 1,608,810
6,987 Marriott Vacations Worldwide Corp. 711,835
3,153 Monarch Casino & Resort, Inc. 414,966
8,581 Papa John's International, Inc.^ 315,523
32,553 Penn Entertainment, Inc.* 695,332
5,038 Pursuit Attractions and Hospitality,
Inc.* 281,977
12,065 Red Rock Resorts, Inc., Class A 784,949
23,143 Rush Street Interactive, Inc., Class A* 688,273
108,865 Sabre Corp.* 227,528
10,339 Shake Shack, Inc., Class A* 579,191
26,437 Six Flags Entertainment Corp.* 563,108
5,923 United Parks & Resorts, Inc.* 282,764
42,827 Wendy's Co. (The)^ 355,036
12,502,532
Household Durables ( 2 .4% ):
1,970 Cavco Industries, Inc.* 1,210,329
6,749 Century Communities, Inc. 483,633
13,980 Champion Homes, Inc.* 1,231,918
8,122 Dream Finders Homes, Inc., Class A* 140,186
7,732 Green Brick Partners, Inc.* 618,869
5,753 Installed Building Products, Inc. 1,322,270
10,260 La-Z-Boy, Inc., Class Z 411,631
34,616 Leggett & Platt, Inc. 405,353
5,218 LGI Homes, Inc.* 332,282
6,497 M/I Homes, Inc.* 1,044,653
17,009 Meritage Homes Corp. 1,426,205
13,144 Mohawk Industries, Inc.* 1,594,761
109,414 Newell Brands, Inc. 671,802
30,183 Sonos, Inc.* 408,376
11,302,268
Household Products ( 0 .5% ):
3,246 Central Garden & Pet Co.* 143,928
12,162 Central Garden & Pet Co., Class A* 471,521
15,751 Energizer Holdings, Inc. 337,701
13,536 Reynolds Consumer Products, Inc. 363,442
3,449 WD-40 Co. 840,314
2,156,906
Independent Power and Renewable Electricity
Producers ( 0 .2% ):
31,398 Clearway Energy, Inc., Class C 1,073,184
Industrial REITs ( 0 .6% ):
7,412 Innovative Industrial Properties, Inc.,
Class A 459,396
14,832 LXP Industrial Trust 799,148
27,248 Terreno Realty Corp. 1,764,853
3,023,397
Insurance ( 2 .0% ):
5,670 AMERISAFE, Inc. 191,816
10,560 Assured Guaranty, Ltd. 846,490
Shares Value
Common Stocks, continued
Insurance, continued
5,476 Employers Holdings, Inc. $ 276,428
113,021 Genworth Financial, Inc., Class A* 1,070,309
6,285 Goosehead Insurance, Inc., Class A* 304,822
2,767 HCI Group, Inc. 484,917
11,201 Horace Mann Educators Corp. 578,532
14,594 Kemper Corp. 393,454
46,827 Lincoln National Corp. 1,655,334
7,088 Mercury General Corp. 755,723
7,032 Palomar Holdings, Inc.* 888,774
4,792 Safety Insurance Group, Inc. 358,729
25,933 SiriusPoint, Ltd.* 622,392
8,277 Stewart Information Services Corp. 546,448
11,197 Trupanion, Inc.* 277,350
6,176 United Fire Group, Inc. 323,869
9,575,387
Interactive Media & Services ( 1 .1% ):
19,545 Cargurus, Inc., Class A* 666,289
59,727 Match Group, Inc. 2,272,612
16,269 People, Inc.* 750,977
15,747 QuinStreet, Inc.* 230,694
30,178 TripAdvisor, Inc.* 413,740
13,195 Yelp, Inc., Class A* 323,541
9,427 Ziff Davis, Inc.* 493,692
65,680 ZoomInfo Technologies, Inc., Class
A* 192,443
5,343,988
IT Services ( 0 .4% ):
44,655 DXC Technology Co.* 395,197
13,503 EPAM Systems, Inc.* 1,071,463
10,446 Everforth, Inc.* 186,670
1,653,330
Leisure Products ( 0 .5% ):
6,893 Acushnet Holdings Corp. 817,027
34,646 Callaway Golf Co.* 650,998
107,748 Peloton Interactive, Inc., Class A* 636,791
2,104,816
Life Sciences Tools & Services ( 0 .2% ):
10,420 Azenta, Inc.* 265,919
10,263 BioLife Solutions, Inc.* 289,827
24,468 Fortrea Holdings, Inc.* 425,743
4,420 OmniAb, Inc. - Vesting 12.5*(a) —
4,420 OmniAb, Inc. - Vesting 15*(a) —
981,489
Machinery ( 4 .4% ):
2,752 Alamo Group, Inc. 452,676
7,301 Albany International Corp., Class A 543,925
5,933 Astec Industries, Inc. 363,040
20,827 Atmus Filtration Technologies, Inc. 1,061,969
12,239 Enerpac Tool Group Corp., Class A 438,891
5,517 Enpro, Inc. 2,079,523
6,708 ESCO Technologies, Inc. 2,348,068
15,629 Federal Signal Corp. 2,008,170

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
9,809 Franklin Electric Co., Inc. $ 1,051,427
64,785 Gates Industrial Corp. plc* 1,812,036
7,813 Greenbrier Cos., Inc. (The) 382,915
13,347 JBT Marel Corp. 1,935,315
3,021 Kadant, Inc. 949,289
19,432 Kennametal, Inc. 681,092
2,538 Lindsay Corp. 314,204
39,122 Mueller Water Products, Inc., Class A 1,010,521
6,084 Proto Labs, Inc.* 495,907
3,096 Standex International Corp. 1,107,346
4,236 Tennant Co. 370,819
20,772 Trinity Industries, Inc. 718,296
7,897 Worthington Enterprises, Inc. 424,543
20,549,972
Marine Transportation ( 0 .3% ):
7,694 Matson, Inc. 1,479,018
Media ( 0 .5% ):
33,792 DoubleVerify Holdings, Inc.* 366,305
9,932 John Wiley & Sons, Inc., Class A 481,802
4,298 Scholastic Corp. 197,708
35,909 Versant Media Group, Inc. 1,293,083
2,338,898
Metals & Mining ( 1 .1% ):
2,729 Alpha Metallurgical Resources, Inc.* 450,121
14,714 Century Aluminum Co.* 676,991
4,130 Kaiser Aluminum Corp. 807,952
5,342 Materion Corp. 1,588,657
9,583 Metallus, Inc.* 179,106
13,417 Warrior Met Coal, Inc. 1,088,924
8,758 Worthington Steel, Inc. 294,094
5,085,845
Mortgage Real Estate Investment Trusts (REITs)
( 1 .0% ):
22,512 Adamas Trust, Inc. 211,163
51,781 Arbor Realty Trust, Inc. 280,653
32,241 ARMOUR Residential REIT, Inc. 562,606
40,331 Blackstone Mortgage Trust, Inc.,
Class A 683,610
29,489 Ellington Financial, Inc. 401,345
22,221 Franklin BSP Realty Trust, Inc. 180,879
26,768 PennyMac Mortgage Investment
Trust 301,943
37,956 Redwood Trust, Inc. 179,911
145,768 Rithm Capital Corp. 1,368,762
27,266 Two Harbors Investment Corp. 338,371
4,509,243
Multi-Utilities ( 0 .2% ):
21,027 Avista Corp. 860,215
4,495 Unitil Corp. 236,841
1,097,056
Shares Value
Common Stocks, continued
Office REITs ( 0 .6% ):
44,911 Douglas Emmett, Inc. $ 529,950
11,785 Easterly Government Properties,
Inc., Class A 293,800
28,786 Highwoods Properties, Inc. 868,186
16,398 JBG SMITH Properties 240,559
18,359 SL Green Realty Corp. 950,445
2,882,940
Oil, Gas & Consumable Fuels ( 2 .4% ):
19,864 California Resources Corp. 1,050,210
20,269 Comstock Resources, Inc.* 302,413
12,909 Core Natural Resources, Inc. 1,032,978
64,428 Crescent Energy Co., Class A 632,683
7,851 CVR Energy, Inc. 216,216
9,346 Dorian LPG, Ltd. 325,054
3,728 Gulfport Energy Corp.* 632,642
10,316 International Seaways, Inc. 790,102
13,195 Kinetik Holdings, Inc., Class A 637,846
46,767 Magnolia Oil & Gas Corp., Class A 1,196,300
26,297 Northern Oil & Gas, Inc. 477,291
12,657 Par Pacific Holdings, Inc.* 709,805
31,273 Peabody Energy Corp. 723,032
6,893 REX American Resources Corp.* 311,219
58,144 SM Energy Co. 1,517,558
32,380 Talos Energy, Inc.* 418,026
12,716 World Kinect Corp. 418,865
11,392,240
Paper & Forest Products ( 0 .1% ):
8,529 Sylvamo Corp. 322,396
Passenger Airlines ( 0 .4% ):
5,646 Allegiant Travel Co.* 663,969
80,071 JetBlue Airways Corp.* 458,807
9,851 SkyWest, Inc.* 978,500
2,101,276
Personal Care Products ( 0 .2% ):
74,645 Coty, Inc., Class A* 161,233
11,849 Edgewell Personal Care Co. 318,264
4,648 Interparfums, Inc. 519,927
999,424
Pharmaceuticals ( 2 .5% ):
44,270 Amneal Pharmaceuticals, Inc.* 766,314
8,896 Amphastar Pharmaceuticals, Inc.* 179,521
4,649 ANI Pharmaceuticals, Inc.* 384,844
8,252 Collegium Pharmaceutical, Inc.* 298,722
24,475 Corcept Therapeutics, Inc.* 2,128,101
10,129 Harmony Biosciences Holdings, Inc.* 368,797
31,649 Indivior Pharmaceuticals, Inc.* 1,298,558
17,503 Innoviva, Inc.* 397,493
5,145 Ligand Pharmaceuticals, Inc.* 1,626,283
18,062 Liquidia Corp.* 1,440,083
67,281 Organon & Co. 910,985
10,243 Pacira BioSciences, Inc.* 259,865
36,897 Perrigo Co. plc 383,360

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
5,707 Phibro Animal Health Corp., Class A $ 179,200
12,069 Prestige Consumer Healthcare, Inc.* 570,502
14,864 Supernus Pharmaceuticals, Inc.* 691,325
11,883,953
Professional Services ( 1 .3% ):
39,573 Amentum Holdings, Inc.* 817,974
11,059 Concentrix Corp. 247,777
21,006 First Advantage Corp.*^ 379,158
9,463 Insperity, Inc. 390,917
13,295 Korn Ferry 885,181
32,860 Legalzoom.com, Inc.* 201,432
12,163 ManpowerGroup, Inc. 410,745
10,861 Paycom Software, Inc. 1,365,010
25,621 Robert Half, Inc. 786,565
32,419 Upwork, Inc.* 271,023
42,542 Verra Mobility Corp., Class A* 180,803
5,936,585
Real Estate Management & Development ( 0 .4% ):
26,020 AGNT, Inc. 140,768
60,235 Cushman & Wakefield, Ltd.* 806,547
6,279 Marcus & Millichap, Inc. 195,716
10,140 St. Joe Co. (The) 635,068
1,778,099
Residential REITs ( 0 .1% ):
4,607 Centerspace 258,867
6,260 NexPoint Residential Trust, Inc. 174,779
433,646
Retail REITs ( 1 .7% ):
34,509 Acadia Realty Trust 721,583
25,944 Curbline Properties Corp. 788,698
14,084 Getty Realty Corp. 469,842
13,268 Inventrust Properties Corp. 469,687
73,154 Macerich Co. (The) 1,842,749
12,037 Netstreit Corp.^ 254,342
32,002 Phillips Edison & Co., Inc. 1,331,923
3,692 Saul Centers, Inc. 138,044
29,487 Tanger, Inc. 1,163,852
32,874 Urban Edge Properties 752,157
11,975 Whitestone REIT, Class B 227,046
8,159,923
Semiconductors & Semiconductor Equipment
( 5 .6% ):
14,673 ACM Research, Inc., Class A* 1,861,857
6,476 Alpha & Omega Semiconductor, Ltd.* 306,509
7,912 Axcelis Technologies, Inc.* 1,498,928
12,111 Cohu, Inc.* 895,124
11,793 Diodes, Inc.* 1,290,626
33,820 Enphase Energy, Inc.* 1,665,297
20,012 FormFactor, Inc.* 3,200,519
8,931 Ichor Holdings, Ltd.* 1,002,773
6,985 Impinj, Inc.* 1,000,462
13,423 Kulicke & Soffa Industries, Inc. 1,795,460
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment,
continued
21,631 MaxLinear, Inc., Class A* $ 2,769,417
9,690 PDF Solutions, Inc.* 685,955
11,918 Penguin Solutions, Inc.* 905,887
15,253 Photronics, Inc.* 496,180
14,285 Power Integrations, Inc. 1,196,512
20,483 Qorvo, Inc.* 1,910,449
15,727 SolarEdge Technologies, Inc.* 919,086
11,501 Ultra Clean Holdings, Inc.* 1,639,928
15,705 Veeco Instruments, Inc.* 1,190,439
26,231,408
Software ( 3 .2% ):
18,757 A10 Networks, Inc. 700,762
26,273 ACI Worldwide, Inc.* 1,321,269
28,330 Adeia, Inc. 932,907
6,628 Agilysys, Inc.* 692,626
12,577 Alarm.com Holdings, Inc.* 587,597
7,612 Blackbaud, Inc.* 225,467
12,830 BlackLine, Inc.* 360,138
35,757 Box, Inc., Class A* 948,991
66,670 Cleanspark, Inc.* 970,049
23,618 Clear Secure, Inc., Class A 1,316,231
20,892 Life360, Inc.* 1,156,581
16,087 LiveRamp Holdings, Inc.* 605,515
99,722 MARA Holdings, Inc.* 1,385,139
21,917 N-able, Inc.* 80,435
36,270 NCR Voyix Corp.* 296,326
10,922 Progress Software Corp.* 366,761
16,108 Q2 Holdings, Inc.* 774,795
19,108 RingCentral, Inc., Class A 744,830
35,170 Sprinklr, Inc., Class A* 181,477
9,462 SPS Commerce, Inc.* 540,943
24,429 Teradata Corp.* 846,465
15,035,304
Specialized REITs ( 0 .7% ):
29,526 Four Corners Property Trust, Inc. 724,863
40,274 Millrose Properties, Inc. 1,210,234
39,602 Outfront Media, Inc. 1,297,361
12,961 Safehold, Inc. 203,488
3,435,946
Specialty Retail ( 2 .9% ):
16,442 Academy Sports & Outdoors, Inc. 774,911
15,593 Advance Auto Parts, Inc. 970,196
39,828 American Eagle Outfitters, Inc. 685,042
4,713 Asbury Automotive Group, Inc.* 947,690
7,706 Boot Barn Holdings, Inc.* 1,265,865
7,820 Buckle, Inc. (The) 330,004
36,091 CarMax, Inc.* 1,908,853
2,982 Group 1 Automotive, Inc. 868,269
4,987 MarineMax, Inc.* 182,624
20,310 National Vision Holdings, Inc.* 386,093
24,290 Sally Beauty Holdings, Inc.* 343,461
10,237 Signet Jewelers, Ltd. 882,429

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Common Stocks, continued
Specialty Retail, continued
3,472 Sonic Automotive, Inc., Class A $ 294,391
13,993 Upbound Group, Inc. 296,931
13,028 Urban Outfitters, Inc.* 923,164
20,302 Victoria's Secret & Co.* 1,694,811
25,809 Warby Parker, Inc., Class A* 783,045
744 Winmark Corp. 314,772
13,852,551
Technology Hardware, Storage & Peripherals
( 0 .2% ):
11,152 Corsair Gaming, Inc.* 107,840
8,911 Diebold Nixdorf, Inc.* 757,613
865,453
Textiles, Apparel & Luxury Goods ( 0 .7% ):
9,334 Carter's, Inc. 384,187
8,518 G-III Apparel Group, Ltd. 287,142
12,954 Kontoor Brands, Inc. 1,079,586
18,881 Steven Madden, Ltd. 794,890
57,743 Under Armour, Inc., Class A* 368,978
23,184 Under Armour, Inc., Class C* 144,204
21,406 Wolverine World Wide, Inc. 353,841
3,412,828
Tobacco ( 0 .1% ):
6,765 Universal Corp. 352,930
Trading Companies & Distributors ( 0 .6% ):
8,854 Boise Cascade Co. 687,336
47,949 DNOW, Inc.* 621,899
3,270 DXP Enterprises, Inc.* 551,780
15,664 Rush Enterprises, Inc., Class A 1,143,237
3,004,252
Shares Value
Common Stocks, continued
Water Utilities ( 0 .5% ):
10,014 American States Water Co. $ 827,457
15,249 California Water Service Group 741,864
9,852 H2O America^ 598,706
4,920 Middlesex Water Co. 276,307
2,444,334
Wireless Telecommunication Services ( 0 .2% ):
24,589 Telephone and Data Systems, Inc. 910,039
Total Common Stocks (Cost $302,778,216) 471,893,713
Affiliated Investment Company ( 1 .1% ):
Money Market Funds ( 1 .1% ):
5,123,540 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
+
(b)(c) 5,123,540
Total Affiliated Investment Company (Cost
$5,123,540) 5,123,540
Unaffiliated Investment Company ( 0 .3% ):
Money Market Funds ( 0 .3% ):
1,289,162 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%(c) 1,289,162
Total Unaffiliated Investment Company (Cost
$1,289,162) 1,289,162
Total Investment Securities
(Cost $ 309,190,918 ) — 101 .5% 478,306,415
Net other assets (liabilities) — ( 1 .5 ) % (6,888,450)
Net Assets — 100.0% $ 471,417,965
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $4,889,410.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of June 30, 2026.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(c) The rate represents the effective yield at June 30, 2026.
Amounts shown as “—“ are either $0 or round to less than $1.

Allianz Variable Insurance Products Trust
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Mini Index September Futures (U.S.Dollar) 9/18/26 11 $ 1,675,080 $ 11,154
$ 11,154

Allianz Variable Insurance Products Trust
AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 63 .1% ):
Aerospace & Defense ( 1 .4% ):
20,014 Arxis, Inc., Class A*^ $ 923,446
11,100 Lockheed Martin Corp. 5,655,006
9,112 Northrop Grumman Corp. 4,640,833
4,121 Woodward, Inc. 1,753,238
12,972,523
Banks ( 0 .4% ):
10,200 JPMorgan Chase & Co. 3,338,766
Beverages ( 1 .7% ):
469,700 Keurig Dr Pepper, Inc. 15,373,281
Biotechnology ( 4 .7% ):
28,090 Alnylam Pharmaceuticals, Inc.* 8,455,933
45,098 Ascendis Pharma A/S* 12,028,538
33,936 CG oncology, Inc.* 2,411,153
89,560 Cytokinetics, Inc.* 7,629,616
65,600 Denali Therapeutics, Inc.* 1,687,232
44,344 Dyne Therapeutics, Inc.* 984,880
93,800 Erasca, Inc.* 1,718,416
27,245 Kymera Therapeutics, Inc.* 3,124,184
20,914 Moonlake Immunotherapeutics,
Class A* 407,196
7,086 Stoke Therapeutics, Inc.* 231,854
54,805 Vaxcyte, Inc.* 3,185,815
17,848 Xenon Pharmaceuticals, Inc.* 1,077,305
42,942,122
Broadline Retail ( 3 .5% ):
134,370 Amazon.com, Inc.
#
* 32,025,746
Capital Markets ( 1 .3% ):
22,941 Ares Management Corp., Class A 2,553,563
46,900 KKR & Co., Inc. 4,304,482
8,000 MSCI, Inc., Class A 4,480,320
11,338,365
Commercial Services & Supplies ( 0 .5% ):
53,600 Veralto Corp. 4,753,248
Communications Equipment ( 1 .1% ):
42,636 Arista Networks, Inc.* 7,243,004
1,976 Ciena Corp.* 969,346
1,900 Lumentum Holdings, Inc.* 1,630,314
9,842,664
Electric Utilities ( 1 .1% ):
265,188 PPL Corp. 9,639,584
Electronic Equipment, Instruments &
Components ( 0 .3% ):
12,803 TE Connectivity plc 2,581,213
Energy Equipment & Services ( 0 .0%
†
):
8,915 SLB, Ltd. 414,458
Shares Value
Common Stocks, continued
Entertainment ( 0 .1% ):
2,680 Madison Square Garden Sports
Corp.* $ 1,076,931
Financial Services ( 2 .7% ):
28,659 Mastercard, Inc., Class A 14,719,262
27,297 Visa, Inc., Class A 9,365,328
24,084,590
Health Care Equipment & Supplies ( 0 .5% ):
28,497 Becton Dickinson & Co. 4,312,451
Health Care Providers & Services ( 2 .5% ):
62,435 Cencora, Inc. 17,667,856
8,144 HCA Healthcare, Inc. 3,175,264
4,276 UnitedHealth Group, Inc. 1,777,234
22,620,354
Hotels, Restaurants & Leisure ( 2 .2% ):
42,856 DoorDash, Inc., Class A* 7,908,218
55,457 Starbucks Corp. 5,667,151
42,891 Yum! Brands, Inc.
#
6,856,555
20,431,924
Insurance ( 0 .9% ):
17,742 Arthur J. Gallagher & Co. 4,073,031
25,492 Ryan Specialty Holdings, Inc., Class
A 962,578
12,699 Willis Towers Watson plc 3,319,138
8,354,747
Interactive Media & Services ( 6 .6% ):
69,760 Alphabet, Inc., Class A
#
24,930,131
40,658 Alphabet, Inc., Class C 14,365,691
37,431 Meta Platforms, Inc., Class A
#
21,084,508
60,380,330
IT Services ( 0 .1% ):
2,387 International Business Machines
Corp. 671,248
Life Sciences Tools & Services ( 4 .3% ):
54,400 Danaher Corp. 10,362,112
154,811 Revvity, Inc. 17,224,272
29,501 Waters Corp.* 11,064,055
38,650,439
Machinery ( 0 .8% ):
83,009 Ingersoll Rand, Inc. 6,805,908
Multi-Utilities ( 5 .2% ):
100,008 Ameren Corp. 11,304,904
566,748 CenterPoint Energy, Inc. 24,959,582
238,034 NiSource, Inc. 11,318,517
47,583,003

Allianz Variable Insurance Products Trust
AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels ( 1 .0% ):
170,655 Canadian Natural Resources, Ltd.,
ADR $ 6,740,873
25,700 ConocoPhillips 2,671,772
9,412,645
Pharmaceuticals ( 0 .0%
†
):
12,886 Maze Therapeutics, Inc.* 384,518
Professional Services ( 0 .0%
†
):
2,299 TransUnion 165,850
Semiconductors & Semiconductor Equipment
( 11 .4% ):
32,961 Advanced Micro Devices, Inc.
#
* 19,147,374
2,761 ASML Holding NV, NYS 5,492,844
65,261 Broadcom, Inc. 24,652,343
1,230 Cerebras Systems, Inc., Class A*^ 271,830
8,544 Micron Technology, Inc. 9,862,254
139,172 NVIDIA Corp.
#
27,846,925
32,422 Taiwan Semiconductor Manufacturing
Co., Ltd., ADR 15,483,775
2,182 Texas Instruments, Inc. 650,389
103,407,734
Software ( 7 .0% ):
2,381,961 Aurora Innovation, Inc., Class A* 16,244,974
56,279 Bentley Systems, Inc., Class B 1,682,179
9,500 Cadence Design Systems, Inc.* 3,565,540
86,370 Microsoft Corp.
#
32,217,738
61,072 PTC, Inc.* 6,938,390
641 Quantinuum, Inc., Class A* 52,395
7,500 Synopsys, Inc.* 3,345,525
64,046,741
Technology Hardware, Storage & Peripherals
( 1 .8% ):
57,387 Apple, Inc. 16,605,502
Total Common Stocks (Cost $496,366,002) 574,216,885
Right ( 0 .0%
†
):
Biotechnology ( 0 .0%
†
):
20,447 Arcellx, Inc. CVR, Expires on 4/1/30* —
Total Right (Cost $–) —
Principal Amount
Asset-Backed Securities ( 0 .1% ):
$ 619,200 Domino's Pizza Master Issuer LLC,
Class A2, Series 2019-1A, 3.67%,
10/25/49, Callable 10/25/26 @ 100
(a)
594,517
809,340 Domino's Pizza Master Issuer LLC,
Class A23, Series 2017-1A, 4.12%,
7/25/47, Callable 7/25/26 @ 100
(a)
803,717
Total Asset-Backed Securities (Cost
$1,420,693) 1,398,234
Principal Amount Value
Bank Loans ( 8 .6% ):
Aerospace & Defense ( 0 .6% ):
$ 4,727,332 TransDigm Inc. New Tranche K Term
Loan, 5.90% (Term SOFR+225bps),
3/22/30 $ 4,727,616
411,000 TransDigm Inc. Tranche N Term
Loan, 6.15% (Term SOFR+250bps),
2/13/33 410,934
5,138,550
Capital Markets ( 0 .2% ):
292,000 EP Wealth Advisors LLC TLB, 3.65%
(Term SOFR+0bps), 10/18/32 291,757
1,566,074 Mariner Wealth Advisors LLC
Amendment No. 9 Refinancing Term
Loan, 5.90% (Term SOFR+225bps),
12/31/30 1,563,553
1,855,310
Consumer Finance ( 0 .7% ):
6,647,027 AmWINS Group, Inc. 2026
Refinancing Term Loan, 5.65% (Term
SOFR+200bps), 1/30/32 6,493,813
Hotels, Restaurants & Leisure ( 1 .0% ):
2,727,709 CPI Holdco B, LLC 2025 Fourth
Amendment Incremental Term
Loan, 5.65% (Term SOFR+200bps),
5/17/31 2,715,489
3,392,852 Hilton Worldwide Series B-4 Term
Loan, 3.68% (SOFR+0bps), 11/8/30 3,397,670
2,801,068 Loire UK Midco 3 Ltd. Facility B3
(USD), 7.65% (Term SOFR+400bps),
1/21/30 2,803,057
577,005 Wyndham Hotels & Resorts
2024 Term B Loan, 5.40% (Term
SOFR+175bps), 5/24/30 577,062
9,493,278
Insurance ( 2 .6% ):
6,899,805 Broadstreet Partners, Inc. 2025
Tranche B Term Loan, 6.15% (Term
SOFR+250bps), 6/13/31 6,648,307
11,597,310
Hub International Limited 2025
Incremental Term Loan, 5.90% (Term
SOFR+225bps), 6/20/30 11,578,290
119,325 Ryan Specialty Group, LLC
2024 Term Loan, 5.65% (Term
SOFR+200bps), 9/15/31 118,990
2,677,634 USI, Inc. 2024-C Term Loan, 5.90%
(Term SOFR+225bps), 9/29/30 2,663,576
2,620,578 USI, Inc. 2024-D Term Loan, 5.90%
(Term SOFR+225bps), 11/21/29 2,610,096
23,619,259
Machinery ( 0 .5% ):
1,022,238 Filtration Group Corporation 2025
Incremental Euro Term Loan, 2.73%
(EURIBOR RFR+0bps), 10/21/28 1,025,816

Allianz Variable Insurance Products Trust
AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Machinery, continued
$ 3,128,801 Filtration Group Corporation 2025-B
Incremental Dollar Term Loan, 6.15%
(Term SOFR+250bps), 10/21/28 $ 3,128,801
4,154,617
Software ( 2 .1% ):
2,050,146 Applied Systems, Inc. Initial Term
Loan (2024) (Second Lien), 8.15%
(Term SOFR+450bps), 2/23/32 2,018,758
13,124,711
Applied Systems, Inc. Tranche B-1
Term Loan (First Lien), 5.90% (Term
SOFR+225bps), 2/24/31 12,878,623
1,470,787 Epicor Software Corporation (fka
Eagle Parent Inc.) Term E Loan,
6.43% (SOFR+275bps), 5/30/31 1,402,764
2,128,501 Sophia, L.P. Initial Term Loan (First
Lien), 6.15% (Term SOFR+250bps),
10/9/29 2,049,619
1,216,024 Storable, Inc. Initial Term Loan (First
Lien), 6.90% (Term SOFR+325bps),
4/16/31 1,081,252
19,431,016
Specialized REITs ( 0 .2% ):
1,644,290 SBA Senior Finance II LLC
Initial Term Loan (2024), 5.43%
(SOFR+175bps), 1/25/31 1,645,326
Technology Hardware, Storage & Peripherals
( 0 .3% ):
2,808,450 Bending Spoons US Amendment No.
4 Dollar Term Loan, 9.53% (Term
SOFR+587.5bps), 3/7/31 2,759,302
179,652 Bending Spoons US Tranche B Term
Loan, 8.90% (Term SOFR+525bps),
3/7/31 176,238
2,935,540
Textiles, Apparel & Luxury Goods ( 0 .4% ):
3,245,751 Varsity Brands LLC 2025-2
Replacement Term Loan, 6.40%
(Term SOFR+275bps), 8/26/31 3,248,640
Total Bank Loans (Cost $78,895,777) 78,015,349
Corporate Bonds ( 8 .4% ):
Aerospace & Defense ( 1 .6% ):
419,000 TransDigm, Inc., 6.75%, 8/15/28,
Callable 7/12/26 @ 101.69
(a)
423,190
762,000 TransDigm, Inc., 4.63%, 1/15/29,
Callable 8/1/26 @ 100 748,665
2,571,000 TransDigm, Inc., 6.38%, 3/1/29,
Callable 7/12/26 @ 103.19
(a)
2,606,351
1,272,000 TransDigm, Inc., 7.13%, 12/1/31,
Callable 12/1/26 @ 103.56
(a)
1,314,930
3,474,000 TransDigm, Inc., 6.63%, 3/1/32,
Callable 3/1/27 @ 103.31
(a)
3,556,507
2,745,000 TransDigm, Inc., 6.38%, 5/31/33,
Callable 5/31/28 @ 103.19
(a)
2,769,019
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 171,000 TransDigm, Inc., 6.25%, 1/31/34,
Callable 8/31/28 @ 103.13
(a)
$ 174,206
1,910,000 TransDigm, Inc., 6.75%, 1/31/34,
Callable 8/31/28 @ 103.38
(a)
1,960,138
1,012,000 TransDigm, Inc., 6.13%, 7/31/34,
Callable 2/15/29 @ 103.06
(a)
1,009,470
14,562,476
Capital Markets ( 0 .1% ):
1,313,000 MSCI, Inc., 5.25%, 9/1/35, Callable
6/1/35 @ 100 1,285,797
Diversified Consumer Services ( 0 .1% ):
103,000 Service Corp. International, 4.63%,
12/15/27, Callable 8/1/26 @ 100 102,228
340,000 Service Corp. International, 3.38%,
8/15/30, Callable 7/12/26 @ 101.69 315,350
580,000 Service Corp. International, 5.75%,
10/15/32, Callable 10/15/27 @
102.88 582,175
999,753
Electric Utilities ( 1 .0% ):
299,000 Alliant Energy Corp., 5.75%
(H15T5Y), 4/1/56, Callable 1/1/31
@ 100 295,263
1,894,000 American Electric Power Co., Inc.,
Series D, 6.05% (H15T5Y), 3/15/56,
Callable 12/15/35 @ 100 1,882,162
1,958,000 American Electric Power Co., Inc.,
Series C, 5.80% (H15T5Y), 3/15/56,
Callable 12/15/30 @ 100 1,938,420
1,454,000 Entergy Corp., 6.10% (H15T5Y),
6/15/56, Callable 3/15/36 @ 100 1,455,818
1,583,000 Entergy Corp., 5.88% (H15T5Y),
6/15/56, Callable 3/15/31 @ 100 1,583,000
2,220,000 Southern Co. (The), 6.00%
(H15T5Y), 4/1/58, Callable 1/1/33
@ 100 2,220,000
9,374,663
Financial Services ( 0 .1% ):
517,000 AmWINS Group, Inc., 6.38%,
2/15/29, Callable 8/1/26 @ 103.19
(a)
518,939
Health Care Providers & Services ( 0 .1% ):
451,000 Surgery Center Holdings, Inc.,
7.25%, 4/15/32, Callable 4/15/27 @
103.63
(a)
455,510
Health Care Technology ( 0 .1% ):
417,000 IQVIA, Inc., 5.00%, 5/15/27, Callable
7/12/26 @ 100
(a)
415,957
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable
7/12/26 @ 103.25
(a)
584,045
1,000,002

Allianz Variable Insurance Products Trust
AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure ( 1 .9% ):
$ 599,000 Hilton Domestic Operating Co., Inc.,
5.88%, 4/1/29, Callable 8/1/26 @
102.94
(a)
$ 606,488
1,237,000 Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29, Callable 8/1/26 @
100
(a)
1,193,705
1,166,000 Hilton Domestic Operating Co., Inc.,
4.88%, 1/15/30, Callable 7/12/26 @
101.63 1,160,170
1,710,000 Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31, Callable 8/1/26 @
102
(a)
1,615,950
1,183,000 Hilton Domestic Operating Co., Inc.,
3.63%, 2/15/32, Callable 8/15/26 @
101.81
(a)
1,080,966
1,189,000 Hilton Domestic Operating Co., Inc.,
5.75%, 9/15/33, Callable 7/1/28 @
102.88
(a)
1,190,486
1,124,000 Hilton Domestic Operating Co., Inc.,
5.50%, 3/31/34, Callable 12/1/28 @
102.75
(a)
1,111,355
771,000 Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp., 4.88%,
4/1/27, Callable 7/17/26 @ 100 771,000
1,883,000 KFC Holding Co./Pizza Hut Holdings
LLC/Taco Bell of America LLC,
4.75%, 6/1/27, Callable 8/1/26 @
100
(a)
1,878,292
582,000 Life Time, Inc., 6.00%, 11/15/31,
Callable 11/15/27 @ 103
(a)
590,003
564,000 Vail Resorts, Inc., 6.50%, 5/15/32,
Callable 5/15/27 @ 103.25
(a)
573,165
448,000 Yum! Brands, Inc., 4.75%, 1/15/30,
Callable 10/15/29 @ 100
(a)
440,160
628,000 Yum! Brands, Inc., 3.63%, 3/15/31,
Callable 12/15/30 @ 100 584,825
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32,
Callable 10/1/26 @ 102.31 1,494,657
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32,
Callable 4/1/27 @ 102.69 1,484,540
484,000 Yum! Brands, Inc., 6.88%, 11/15/37 523,325
998,000 Yum! Brands, Inc., 5.35%, 11/1/43,
Callable 5/1/43 @ 100 935,625
17,234,712
Insurance ( 2 .1% ):
1,824,000 Broadstreet Partners Group LLC,
5.88%, 4/15/29, Callable 8/1/26 @
100
(a)
1,773,840
993,000 HUB International, Ltd., 5.63%,
12/1/29, Callable 8/1/26 @ 101.41
(a)
985,553
8,222,000 HUB International, Ltd., 7.25%,
6/15/30, Callable 8/1/26 @ 103.63
(a)
8,417,272
4,489,000 HUB International, Ltd., 7.38%,
1/31/32, Callable 1/31/27 @ 103.69
(a)
4,567,557
465,000 Ryan Specialty LLC, 4.38%, 2/1/30,
Callable 8/1/26 @ 101.09
(a)
447,563
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 1,053,000 Ryan Specialty LLC, 5.88%, 8/1/32,
Callable 8/1/27 @ 102.94
(a)
$ 1,035,889
1,597,000 USI, Inc., 7.50%, 1/15/32, Callable
1/15/27 @ 103.75
(a)
1,612,970
18,840,644
IT Services ( 0 .0%
†
):
441,000 Ellucian Holdings, Inc., 6.50%,
12/1/29, Callable 12/1/26 @ 103.25
(a)
426,668
Multi-Utilities ( 0 .7% ):
1,818,000 CenterPoint Energy, Inc., 5.95%
(H15T5Y), 4/1/56, Callable 1/1/31
@ 100 1,808,910
1,708,000 DTE Energy Co., Series C, 6.20%
(H15T5Y), 7/1/58, Callable 4/1/33
@ 100 1,722,945
2,678,000 NiSource, Inc., 5.75% (H15T5Y),
7/15/56, Callable 4/15/31 @ 100 2,671,305
6,203,160
Oil, Gas & Consumable Fuels ( 0 .1% ):
99,000 Murphy Oil USA, Inc., 3.75%,
2/15/31, Callable 7/17/26 @ 101.88
(a)
92,318
374,000 Murphy Oil USA, Inc., 5.88%, 6/1/34,
Callable 6/1/29 @ 102.94
(a)
374,000
466,318
Professional Services ( 0 .1% ):
311,000 Booz Allen Hamilton, Inc., 4.00%,
7/1/29, Callable 7/12/26 @ 100
(a)
303,488
541,000 Booz Allen Hamilton, Inc., 5.95%,
8/4/33, Callable 5/4/33 @ 100 542,262
397,000 Korn Ferry, 4.63%, 12/15/27, Callable
8/1/26 @ 100
(a)
395,015
1,240,765
Software ( 0 .1% ):
60,000 Crowdstrike Holdings, Inc., 3.00%,
2/15/29, Callable 7/12/26 @ 100 57,000
696,000 Fair Isaac Corp., 6.00%, 5/15/33,
Callable 5/15/28 @ 103
(a)
685,560
545,000 PTC, Inc., 4.00%, 2/15/28, Callable
7/12/26 @ 100
(a)
532,737
1,275,297
Specialized REITs ( 0 .3% ):
1,201,000 SBA Communications Corp., 3.88%,
2/15/27, Callable 7/12/26 @ 100 1,191,992
1,332,000 SBA Communications Corp., 3.13%,
2/1/29, Callable 8/1/26 @ 100 1,272,060
63,000 SBA Tower Trust, 6.60%, 1/15/28,
Callable 1/15/27 @ 100
(a)
63,624
2,527,676
Total Corporate Bonds (Cost $76,012,691) 76,412,380

Allianz Variable Insurance Products Trust
AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of June 30, 2026.
Principal Amount Value
U.S. Treasury Obligations ( 15 .4% ):
U.S. Treasury Notes ( 15 .4% ):
$
19,088,000 3.63%, 10/31/30 $ 18,660,011
14,620,000 3.50%, 11/30/30 14,211,097
5,904,000 3.63%, 12/31/30 5,766,317
10,179,000 3.75%, 1/31/31 9,988,541
23,451,600 3.50%, 2/28/31 22,768,206
14,495,000 3.88%, 3/31/31 14,291,730
11,533,000 3.88%, 12/31/32 11,262,245
9,149,000 4.00%, 1/31/33 8,993,538
16,010,800 3.75%, 2/28/33 15,510,463
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$
18,699,000 4.25%, 5/31/33 $ 18,633,261
140,085,409
Total U.S. Treasury Obligations (Cost
$142,048,187) 140,085,409
Shares
Unaffiliated Investment Companies ( 4 .2% ):
Money Market Funds ( 4 .2% ):
1,187,514 BlackRock Liquidity FedFund,
Institutional Class, 3.54%
(b)(c)
1,187,514
36,828,982 Dreyfus Treasury Securities Cash
Management Fund, Institutional
Shares, 3.53%
(c)
36,828,982
Total Unaffiliated Investment Companies (Cost
$38,016,496) 38,016,496
Total Investment Securities
(Cost $ 832,759,846 ) — 99 .8% 908,144,753
Net other assets (liabilities) — 0 .2% 1,660,264
Net Assets — 100.0% $ 909,805,017
ADR—American Depository Receipt
CVR—Contingent Valued Rights
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
NYS—New York Shares
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2026. The total value of securities on loan as of June 30, 2026 was $1,171,249.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2026.
(c) The rate represents the effective yield at June 30, 2026.
Options Contracts
At June 30, 2026, the Fund's over-the-counter written options were as follows.
Description Counterparty
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
Advanced Micro Devices, Inc. JPMorgan Chase Call 310.00 USD 1/15/27 23 $ 713,000 $ (676,810)
Advanced Micro Devices, Inc. JPMorgan Chase Call 320.00 USD 1/15/27 23 736,000 (658,099)
Alphabet, Inc. UBS Call 340.00 USD 1/15/27 20 680,000 (101,001)
Alphabet, Inc. UBS Call 350.00 USD 1/15/27 20 700,000 (90,192)
Alphabet, Inc. JPMorgan Chase Call 360.00 USD 1/15/27 19 684,000 (76,305)
Alphabet, Inc. UBS Call 360.00 USD 1/15/27 20 720,000 (80,321)
Alphabet, Inc. JPMorgan Chase Call 370.00 USD 1/15/27 19 703,000 (67,791)

Allianz Variable Insurance Products Trust
AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Description Counterparty
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
Alphabet, Inc. JPMorgan Chase Call 380.00 USD 1/15/27 19 $ 722,000 $ (60,087)
Alphabet, Inc. JPMorgan Chase Call 400.00 USD 1/15/27 34 1,360,000 (83,842)
Alphabet, Inc. JPMorgan Chase Call 415.00 USD 1/15/27 34 1,411,000 (69,065)
Alphabet, Inc. JPMorgan Chase Call 430.00 USD 6/17/27 15 645,000 (43,678)
Alphabet, Inc. JPMorgan Chase Call 440.00 USD 6/17/27 15 660,000 (40,119)
Alphabet, Inc. JPMorgan Chase Call 450.00 USD 6/17/27 15 675,000 (36,827)
Alphabet, Inc. JPMorgan Chase Call 460.00 USD 6/17/27 15 690,000 (33,776)
Amazon.com, Inc. UBS Call 300.00 USD 1/15/27 25 750,000 (24,037)
Amazon.com, Inc. UBS Call 305.00 USD 1/15/27 25 762,500 (21,939)
Amazon.com, Inc. UBS Call 310.00 USD 1/15/27 25 775,000 (20,031)
Amazon.com, Inc. UBS Call 315.00 USD 1/15/27 25 787,500 (18,294)
Amazon.com, Inc. UBS Call 320.00 USD 1/15/27 25 800,000 (16,714)
Amazon.com, Inc. UBS Call 300.00 USD 6/17/27 21 630,000 (41,083)
Amazon.com, Inc. UBS Call 310.00 USD 6/17/27 24 744,000 (41,848)
Amazon.com, Inc. UBS Call 320.00 USD 6/17/27 24 768,000 (37,338)
Amazon.com, Inc. UBS Call 330.00 USD 6/17/27 24 792,000 (33,381)
Apple, Inc. Bank of America Call 300.00 USD 1/15/27 56 1,680,000 (116,157)
Apple, Inc. Bank of America Call 340.00 USD 6/17/27 21 714,000 (34,388)
Apple, Inc. Bank of America Call 350.00 USD 6/17/27 21 735,000 (28,882)
Apple, Inc. Bank of America Call 360.00 USD 6/17/27 21 756,000 (24,180)
Apple, Inc. Bank of America Call 370.00 USD 6/17/27 21 777,000 (20,176)
Broadcom, Inc. Goldman Sachs Call 390.00 USD 1/15/27 35 1,365,000 (188,081)
Broadcom, Inc. Goldman Sachs Call 410.00 USD 1/15/27 35 1,435,000 (161,572)
Canadian Natural Resources, Ltd. JPMorgan Chase Call 50.00 USD 1/15/27 61 305,000 (5,597)
Canadian Natural Resources, Ltd. JPMorgan Chase Call 52.50 USD 1/15/27 61 320,250 (3,933)
Canadian Natural Resources, Ltd. JPMorgan Chase Call 55.00 USD 1/15/27 61 335,500 (2,773)
Canadian Natural Resources, Ltd. JPMorgan Chase Call 57.50 USD 1/15/27 61 350,750 (1,963)
Doordash, Inc. Nomura Call 230.00 USD 1/15/27 24 552,000 (38,154)
DoorDash, Inc. Bank of America Call 175.00 USD 3/19/27 31 542,500 (127,395)
DoorDash, Inc. Bank of America Call 180.00 USD 3/19/27 31 558,000 (119,811)
DoorDash, Inc. Bank of America Call 185.00 USD 3/19/27 31 573,500 (112,639)
DoorDash, Inc. Bank of America Call 190.00 USD 3/19/27 31 589,000 (105,872)
Ingersoll Rand, Inc. Goldman Sachs Call 95.00 USD 1/15/27 56 532,000 (24,541)
Ingersoll Rand, Inc. Goldman Sachs Call 100.00 USD 1/15/27 56 560,000 (18,300)
Ingersoll Rand, Inc. Goldman Sachs Call 80.00 USD 3/19/27 40 320,000 (48,829)
Ingersoll Rand, Inc. Goldman Sachs Call 85.00 USD 3/19/27 40 340,000 (38,283)
JPMorgan Chase & Co. Wells Fargo Call 340.00 USD 6/17/27 34 1,156,000 (99,935)
JPMorgan Chase & Co. Wells Fargo Call 350.00 USD 6/17/27 34 1,190,000 (85,166)
JPMorgan Chase & Co. Wells Fargo Call 360.00 USD 6/17/27 34 1,224,000 (72,032)
Mastercard, Inc. Barclays Bank Call 570.00 USD 1/15/27 10 570,000 (19,738)
Mastercard, Inc. Barclays Bank Call 580.00 USD 1/15/27 15 870,000 (25,563)
Mastercard, Inc. Barclays Bank Call 600.00 USD 1/15/27 25 1,500,000 (31,572)
Mastercard, Inc. Barclays Bank Call 550.00 USD 6/17/27 10 550,000 (45,039)
Mastercard, Inc. Barclays Bank Call 560.00 USD 6/17/27 10 560,000 (41,269)
Mastercard, Inc. Barclays Bank Call 580.00 USD 6/17/27 10 580,000 (34,562)
Mastercard, Inc. Barclays Bank Call 590.00 USD 6/17/27 10 590,000 (31,549)
Meta Plateform, Inc. Wells Fargo Call 740.00 USD 6/17/27 13 962,000 (54,621)
Meta Plateform, Inc. Wells Fargo Call 760.00 USD 6/17/27 13 988,000 (49,706)
Microsoft Corp. Wells Fargo Call 470.00 USD 6/17/27 14 658,000 (38,730)
Microsoft Corp. Wells Fargo Call 490.00 USD 6/17/27 14 686,000 (32,923)
Microsoft Corp. Wells Fargo Call 500.00 USD 6/17/27 14 700,000 (30,354)
PTC, Inc. JPMorgan Chase Call 155.00 USD 1/15/27 8 124,000 (2,953)
PTC, Inc. JPMorgan Chase Call 160.00 USD 1/15/27 8 128,000 (2,502)
PTC, Inc. JPMorgan Chase Call 165.00 USD 1/15/27 8 132,000 (2,122)
PTC, Inc. JPMorgan Chase Call 170.00 USD 1/15/27 8 136,000 (1,802)
Revvity, Inc. Wells Fargo Call 105.00 USD 12/18/26 13 136,500 (23,279)
Revvity, Inc. Wells Fargo Call 110.00 USD 12/18/26 13 143,000 (19,783)
Revvity, Inc. Wells Fargo Call 115.00 USD 12/18/26 13 149,500 (16,645)

Allianz Variable Insurance Products Trust
AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Description Counterparty
Put/
Call Strike Price
Expiration
Date Contracts
Notional
Amount
(a)
Value
Revvity, Inc. Wells Fargo Call 120.00 USD 12/18/26 13 $ 156,000 $ (13,876)
Starbucks Corp. UBS Call 105.00 USD 1/15/27 111 1,165,500 (89,533)
Starbucks Corp. UBS Call 110.00 USD 1/15/27 111 1,221,000 (66,976)
Starbucks Corp. UBS Call 115.00 USD 1/15/27 128 1,472,000 (56,933)
UnitedHealth Group, Inc. Citigroup Call 420.00 USD 6/17/27 10 420,000 (57,003)
UnitedHealth Group, Inc. Citigroup Call 440.00 USD 6/17/27 10 440,000 (48,190)
UnitedHealth Group, Inc. Citigroup Call 450.00 USD 6/17/27 10 450,000 (44,202)
UnitedHealth Group, Inc. Citigroup Call 460.00 USD 6/17/27 10 460,000 (40,485)
Visa, Inc. Citigroup Call 345.00 USD 1/15/27 12 414,000 (32,011)
Visa, Inc. Citigroup Call 360.00 USD 1/15/27 21 756,000 (41,116)
Visa, Inc. Citigroup Call 365.00 USD 1/15/27 12 438,000 (21,062)
Visa, Inc. Citigroup Call 375.00 USD 1/15/27 21 787,500 (29,369)
Visa, Inc. Goldman Sachs Call 360.00 USD 6/17/27 15 540,000 (45,704)
Visa, Inc. Goldman Sachs Call 370.00 USD 6/17/27 15 555,000 (39,361)
Visa, Inc. Goldman Sachs Call 380.00 USD 6/17/27 15 570,000 (33,741)
Visa, Inc. Goldman Sachs Call 390.00 USD 6/17/27 15 585,000 (28,804)
Waters Corp. Wells Fargo Call 380.00 USD 1/15/27 9 342,000 (36,591)
Waters Corp. Wells Fargo Call 390.00 USD 1/15/27 9 351,000 (32,177)
Waters Corp. Wells Fargo Call 400.00 USD 1/15/27 9 360,000 (28,126)
Waters Corp. Wells Fargo Call 410.00 USD 1/15/27 9 369,000 (24,440)
Yum! Brands, Inc. UBS Call 165.00 USD 1/15/27 38 627,000 (31,333)
Yum! Brands, Inc. UBS Call 180.00 USD 1/15/27 29 522,000 (10,083)
Yum! Brands, Inc. UBS Call 185.00 USD 1/15/27 29 536,500 (7,350)
Yum! Brands, Inc. UBS Call 165.00 USD 6/17/27 13 214,500 (17,199)
Yum! Brands, Inc. UBS Call 170.00 USD 6/17/27 13 221,000 (14,417)
Yum! Brands, Inc. UBS Call 175.00 USD 6/17/27 13 227,500 (11,987)
Yum! Brands, Inc. UBS Call 180.00 USD 6/17/27 13 234,000 (9,885)
Total (Premiums $4,085,298) $ (5,267,903)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.
Balances Reported in the Statement of Assets and Liabilities for Written Options
Value
Written Options $ (5,267,903)

Allianz Variable Insurance Products Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL DFA
International
Core Equity
Fund
AZL DFA U.S.
Core Equity
Fund
AZL Enhanced
Bond Index
Fund
Assets:
Investments in non-affiliates, at cost $ 204,911,411 $ 359,308,687 $ 2,746,156,789
Investments in affiliates, at cost — — 97,526
aaa aaa aaa aaa
Investments in non-affiliates, at value
(a)
$ 299,507,881 $ 749,138,977 $ 2,659,059,269
Investments in affiliates, at value — — 97,526
Cash 83,275 30 1,235
Deposit at broker for futures contracts collateral — — 45,000
Interest and dividends receivable 342,504 338,362 18,065,235
Foreign currency, at value (cost $399,307, $– and $43,481) 397,605 — 30,699
Unrealized appreciation on forward currency contracts — — 273,817
Receivable for capital shares issued — — 323
Receivable for investments sold 256,719 690,581 22,162,743
Receivable for TBA investments sold — — 260,219,848
Prepaid expenses 679 1,677 5,824
Reclaims receivable 1,055,831 3,305 —
Total Assets 301,64 4 ,4 94 750,172,932 2,959,961,519
Liabilities:
Unrealized depreciation on forward currency contracts — — 13,838
Payable for investments purchased 45,208 224,066 43,890,914
Payable for TBA investments purchased — — 342,227,782
Payable for capital shares redeemed — 1,235,709 20,170
Payable for collateral received on loaned securities 4,841,758 1,418,386 97,526
Securities sold short (Proceeds received $–, $– and $97,275,923) — — 97,369,940
Payable for variation margin on futures contracts — — 705,551
Management fees payable 159,927 295,597 681,760
Administration fees payable 4,265 10,528 43,740
Distribution fees payable 61,510 153,957 507,429
Custodian fees payable 5,500 4,821 17,066
Administrative and compliance services fees payable 273 3,604 16,211
Transfer agent fees payable 282 1,513 2,277
Trustee fees payable 520 6,869 30,900
Other accrued liabilities 947 11,758 52,947
Total Liabilities 5,1 20 , 190 3,366,808 485,678,051
Commitments and contingent liabilities
^
Net Assets $ 296,5 24 , 304 $ 746,806,124 $ 2,474,283,468
Net Assets Consist of:
Paid-in capital $ 159,905,662 $ 268,841,909 $ 2,726,464,480
Total distributable earnings 136,6 18 , 642 477,964,215 (252,181,012)
Net Assets $ 296,5 24 , 304 $ 746,806,124 $ 2,474,283,468
Shares of beneficial interest (unlimited number of shares authorized, no par value) 21,347,393 41,459,937 252,126,291
Net Asset Value (offering and redemption price per share) $ 13.89 $ 18.01 $ 9.81
(a) Includes securities on loan of $4,605,377, $1,347,039 and $93,190.
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—“ are either $0 or round to less than $1.
AZL Fidelity
Institutional
Asset
Management
Multi-Strategy
Fund
AZL Fidelity
Institutional
Asset
Management
Total Bond Fund
AZL Government
Money Market
Fund
Assets:
Investment securities, at cost $ 1,143,069,147 $ 128,852,492 $ 236,376,918 aaa aaa aaa aaa
Investment securities, at value
(a)
$ 1,306,631,303 $ 124,442,655 $ 236,376,918
Repurchase agreements, at value/cost — — 216,000,000
Cash 53,395 9,971 259,835
Deposit at broker for futures contracts collateral 225,346 — —
Interest and dividends receivable 7,532,495 1,252,714 773,830
Foreign currency, at value (cost $8,296, $509 and $–) 8,902 509 —
Receivable for capital shares issued — 52,319 69,624,260
Receivable for investments sold 393,500 79,935 —
Receivable for TBA investments sold 10,340,310 1,710,645 —
Prepaid expenses 3,000 298 987
Total Assets 1,325,188,251 127,549,046 523,035,830
Liabilities:
Payable for investments purchased 8,795,879 1,494,796 1,400,000
Payable for TBA investments purchased 26,107,197 4,252,733 —
Payable for capital shares redeemed 1,332,581 434 —
Payable for collateral received on loaned securities 2,572,282 564,148 —
Securities sold short (Proceeds received $543,965, $317,895 and $–) 544,481 318,527 —
Payable for variation margin on futures contracts 68,320 21,720 —
Management fees payable 410,259 48,623 115,053
Administration fees payable 57,962 29,879 6,460
Distribution fees payable 248,671 22,286 84,597
Custodian fees payable 14,326 3,578 1,448
Administrative and compliance services fees payable 8,758 629 2,096
Transfer agent fees payable 4,205 2,922 1,480
Trustee fees payable 16,693 1,199 3,996
Other accrued liabilities 34,543 2,902 7,972
Total Liabilities 40,216,157 6,764,376 1,623,102
Commitments and contingent liabilities
^
Net Assets $ 1,284,972,094 $ 120,784,670 $ 521,412,728
Net Assets Consist of:
Paid-in capital $ 998,296,118 $ 168,256,333 $ 521,326,764
Total distributable earnings 286,675,976 (47,471,663) 85,964
Net Assets $ 1,284,972,094 $ 120,784,670 $ 521,412,728
Class 1
Net Assets $ 78,835,947 $ 12,276,504 $ —
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,860,351 1,480,526 —
Net Asset Value (offering and redemption price per share) $ 20.42 $ 8.29 $ —
Class 2
(b)
Net Assets $ 1,206,136,147 $ 108,508,166 $ 521,412,728
Shares of beneficial interest (unlimited number of shares authorized, no par value) 71,942,567 12,485,575 521,326,887
Net Asset Value (offering and redemption price per share) $ 16.77 $ 8.69 $ 1.00
(a) Includes securities on loan of $2,464,912, $541,041 and $–.
(b) The AZL Government Money Market Fund's single share class is shown as Class 2.
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—“ are either $0 or round to less than $1.
AZL
International
Index Fund
‡
AZL Mid Cap
Index Fund
AZL Moderate
Index Strategy
Fund
Assets:
Investments in non-affiliates, at cost $ 470,298,961 $ 281,340,313 $ —
Investments in affiliates, at cost 11,516,215 2,893,091 1,083,020,236 aaa aaa aaa aaa
Investments in non-affiliates, at value
(a)
$ 1,148,814,248 $ 482,428,258 $ —
Investments in affiliates, at value 18,657,047 2,893,091 1,224,048,876
Deposit at broker for futures contracts collateral 674,384 367,000 —
Interest and dividends receivable 1,119,117 405,953 —
Foreign currency, at value (cost $7,692,158, $– and $–) 7,693,605 — —
Receivable for investments sold 188,697 5,298,646 1,008,770
Receivable for variation margin on futures contracts 75,104 11,538 —
Prepaid expenses 2,619 1,020 2,779
Reclaims receivable 6,262,368 — —
Total Assets 1,183,487,189 491,405,506 1,225,060,425
Liabilities:
Cash overdraft 86,283 — 1,008,770
Payable for investments purchased 189,651 2,852,384 —
Payable for capital shares redeemed 1,482,027 1,587,576 1,836,802
Payable for collateral received on loaned securities 9,012,215 2,893,091 —
Management fees payable 337,906 97,541 50,312
Administration fees payable 14,915 7,536 18,097
Distribution fees payable 221,119 89,332 —
Custodian fees payable 37,933 5,135 6,906
Administrative and compliance services fees payable 5,281 1,765 6,159
Transfer agent fees payable 2,834 2,288 1,638
Trustee fees payable 10,066 3,365 11,740
Other accrued liabilities 98,433 24,445 23,106
Total Liabilities 11,498,663 7,564,458 2,963,530
Commitments and contingent liabilities
^
Net Assets $ 1,171,988,526 $ 483,841,048 $ 1,222,096,895
Net Assets Consist of:
Paid-in capital $ 342,626,148 $ 202,706,813 $ 988,830,709
Total distributable earnings 829,362,378 281,134,235 233,266,186
Net Assets $ 1,171,988,526 $ 483,841,048 $ 1,222,096,895
Class 1
(b)
Net Assets $ 99,099,318 $ 49,539,236 $ 1,222,096,895
Shares of beneficial interest (unlimited number of shares authorized, no par value) 6,782,450 2,522,429 76,196,115
Net Asset Value (offering and redemption price per share) $ 14.61 $ 19.64 $ 16.04
Class 2
Net Assets $ 1,072,889,208 $ 434,301,812 $ —
Shares of beneficial interest (unlimited number of shares authorized, no par value) 44,661,973 22,598,399 —
Net Asset Value (offering and redemption price per share) $ 24.02 $ 19.22 $ —
‡ Statement has been consolidated. See Note 2 in Notes to the Financial Statements for the basis of consolidation.
(a) Includes securities on loan of $8,584,891, $2,857,857 and $–.
(b) The AZL Moderate Index Strategy Fund's single share class is shown as Class 1.
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—“ are either $0 or round to less than $1.
AZL MSCI Global
Equity Index
Fund
AZL Russell
1000 Growth
Index Fund
AZL Russell
1000 Value Index
Fund
Assets:
Investments in non-affiliates, at cost $ 142,554,862 $ 260,941,764 $ 442,774,667
Investments in affiliates, at cost 2,810,247 783,536 1,470,307 aaa aaa aaa aaa
Investments in non-affiliates, at value
(a)
$ 346,742,760 $ 596,920,199 $ 665,565,071
Investments in affiliates, at value 3,501,684 783,536 3,488,737
Deposit at broker for futures contracts collateral 89,669 339,980 541,745
Interest and dividends receivable 209,724 93,775 532,044
Foreign currency, at value (cost $639,499, $– and $–) 637,286 — —
Receivable for investments sold 139,832 1,000 32,000
Receivable for variation margin on futures contracts 9,716 74,698 —
Prepaid expenses 782 1,354 1,326
Reclaims receivable 444,261 1,141 5,043
Total Assets 351,775,714 598,215,683 670,165,966
Liabilities:
Payable for investments purchased 99,736 — —
Payable for capital shares redeemed 295,391 493,767 1,058,254
Payable for collateral received on loaned securities 2,262,672 783,536 763,676
Payable for variation margin on futures contracts — — 14,602
Management fees payable 86,488 170,888 192,027
Administration fees payable 2,973 10,655 9,359
Distribution fees payable 61,768 106,693 97,810
Custodian fees payable 1,620 5,193 5,648
Administrative and compliance services fees payable 323 2,914 3,151
Transfer agent fees payable 565 3,175 3,005
Trustee fees payable 615 5,554 6,005
Other accrued liabilities 7,445 38,647 41,430
Total Liabilities 2,819,596 1,621,022 2,194,967
Commitments and contingent liabilities
^
Net Assets $ 348,956,118 $ 596,594,661 $ 667,970,999
Net Assets Consist of:
Paid-in capital $ 102,543,310 $ 30,739,610 $ 268,824,073
Total distributable earnings 246,412,808 565,855,051 399,146,926
Net Assets $ 348,956,118 $ 596,594,661 $ 667,970,999
Class 1
Net Assets $ 50,346,781 $ 74,959,008 $ 192,410,875
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,973,723 2,889,359 8,997,092
Net Asset Value (offering and redemption price per share) $ 12.67 $ 25.94 $ 21.39
Class 2
Net Assets $ 298,609,337 $ 521,635,653 $ 475,560,124
Shares of beneficial interest (unlimited number of shares authorized, no par value) 13,099,932 28,825,816 28,535,079
Net Asset Value (offering and redemption price per share) $ 22.79 $ 18.10 $ 16.67
(a) Includes securities on loan of $1,874,044, $768,792 and $728,290.
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—“ are either $0 or round to less than $1.
AZL S&P 500
Index Fund
AZL Small Cap
Stock Index
Fund
AZL T. Rowe
Price Capital
Appreciation
Fund
Assets:
Investments in non-affiliates, at cost $ 466,605,375 $ 304,067,378 $ 832,759,846
Investments in affiliates, at cost 1,009,807 5,123,540 —
aaa aaa aaa aaa
Investments in non-affiliates, at value
(a)
$ 2,552,669,427 $ 473,182,875 $ 908,144,753
Investments in affiliates, at value 5,619,298 5,123,540 —
Cash — — 109,718
Deposit at broker for futures contracts collateral 962,000 122,600 —
Interest and dividends receivable 1,163,198 384,052 2,638,947
Foreign currency, at value (cost $82,083, $– and $1,492,747) 76,086 — 1,509,819
Receivable for investments sold — 168,000 12,682,068
Receivable for variation margin on futures contracts 91,200 13,615 —
Prepaid expenses 5,718 928 2,143
Reclaims receivable 14,089 — 2,438
Total Assets 2,560,601,016 478,995,610 925,089,886
Liabilities:
Payable for investments purchased — 645,612 7,177,354
Payable for capital shares redeemed 1,334,431 1,581,993 937,223
Written Options (Premiums received $–, $– and $4,085,298) — — 5,267,903
Payable for collateral received on loaned securities 107,636 5,123,540 1,187,514
Management fees payable 357,034 99,128 484,919
Administration fees payable 6,337 5,116 2,153
Distribution fees payable 506,245 88,539 186,507
Custodian fees payable 4,153 6,283 7,095
Administrative and compliance services fees payable 3,216 1,503 4,958
Transfer agent fees payable 834 2,065 1,741
Trustee fees payable 6,129 2,864 9,451
Other accrued liabilities 46,421 21,002 18,051
Total Liabilities 2,372,436 7,577,645 15,284,869
Commitments and contingent liabilities
^
Net Assets $ 2,558,228,580 $ 471,417,965 $ 909,805,017
Net Assets Consist of:
Paid-in capital $ (25,841,742) $ 219,798,388 $ 651,892,400
Total distributable earnings 2,584,070,322 251,619,577 257,912,617
Net Assets $ 2,558,228,580 $ 471,417,965 $ 909,805,017
Class 1
Net Assets $ 92,005,591 $ 34,156,246 $ —
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,580,606 2,101,419 —
Net Asset Value (offering and redemption price per share) $ 25.70 $ 16.25 $ —
Class 2
(b)
Net Assets $ 2,466,222,989 $ 437,261,719 $ 909,805,017
Shares of beneficial interest (unlimited number of shares authorized, no par value) 97,447,764 31,689,546 51,285,506
Net Asset Value (offering and redemption price per share) $ 25.31 $ 13.80 $ 17.74
(a) Includes securities on loan of $105,601, $4,889,410 and $1,171,249.
(b) The AZL T. Rowe Capital Appreciation Fund's single share class is shown as Class 2.
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Trust
Statements of Operations
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL DFA
International
Core Equity
Fund
AZL DFA U.S.
Core Equity
Fund
AZL Enhanced
Bond Index
Fund
Investment Income:
Interest $ 2,282 $ — $ 55,056,805
Dividends from non-affiliates 6,047,662 4,909,273 1,516,882
Income from affiliated securities lending (net of rebates and fees) — — 13,212
Income from securities lending (net of rebates and fees) 29,947 4,493 —
Foreign withholding tax (643,658) (2,570) (931)
Total Investment Income 5,436,233 4,911,196 56,585,968
Expenses:
Management fees 1,410,517 2,998,780 4,379,310
Administration fees 61 , 0 9 5 78,396 275,470
Distribution fees 371,189 937,119 3,128,079
Custodian fees 74 , 046 11,612 32,797
Administrative and compliance services fees 3,6 47 8,684 31,010
Transfer agent fees 4 ,1 46 4,021 4,776
Trustee fees 8 , 178 19,421 69,297
Professional fees 8 ,7 93 19,354 69,295
Shareholder reports 833 1,673 5,747
Other expenses 4 , 227 10,373 36,735
Total expenses before reductions 1,9 46 , 671 4,089,433 8,032,516
Less Management fees contractually waived (445,426) (1,199,512) —
Net expenses 1, 501 , 245 2,889,921 8,032,516
Net Investment Income/(Loss) 3,9 3 4,9 88 2,021,275 48,553,452
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on security and foreign currency transactions 16,269,378 41,283,020 (12,642,633)
Net realized gains/(losses) on forward currency contract transactions — — 76,505
Net realized gains/(losses) on futures contracts — — (11,201,208)
Net realized gains/(losses) on securities sold short transactions — — 979,503
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 5,812,517 40,408,513 (15,803,683)
Change in net unrealized appreciation/(depreciation) on forward currency contracts — — 262,229
Change in net unrealized appreciation/(depreciation) on futures contracts — — 764,188
Change in net unrealized appreciation/(depreciation) on securities sold short — — (159,311)
Net realized and Change in net unrealized gains/(losses) on investments 22,081,895 81,691,533 (37,724,410)
Change in Net Assets Resulting From Operations $ 26,01 6 , 883 $ 83,712,808 $ 10,829,042

Allianz Variable Insurance Products Trust
Statements of Operations
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL Fidelity
Institutional
Asset
Management
Multi-Strategy
Fund
AZL Fidelity
Institutional
Asset
Management
Total Bond Fund
AZL Government
Money Market
Fund
Investment Income:
Interest $ 16,515,711 $ 2,881,533 $ 7,686,872
Dividends from non-affiliates 4,556,204 990,642 —
Income from securities lending (net of rebates and fees) 26,057 5,313 —
Foreign withholding tax 60 — —
Total Investment Income 21,098,032 3,877,488 7,686,872
Expenses:
Management fees 2,776,525 310,869 723,730
Administration fees 206,964 82,284 39,000
Distribution fees — — 516,950
Distribution fees - Class 2 1,516,830 139,574 —
Custodian fees 26,356 7,928 3,199
Administrative and compliance services fees 16,114 1,407 4,590
Transfer agent fees 8,536 7,236 3,598
Trustee fees 36,019 3,137 10,199
Professional fees 35,860 3,115 9,930
Shareholder reports 13,145 2,085 3,561
Other expenses 19,147 12,497 5,261
Total expenses before reductions 4,655,496 570,132 1,320,018
Less Management fees contractually waived — (6,218) (20,662)
Less expenses contractually waived/reimbursed by the Manager (168,444) (407) —
Net expenses 4,487,052 563,507 1,299,356
Net Investment Income/(Loss) 16,610,980 3,313,981 6,387,516
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on security and foreign currency transactions 38,999,825 (687,496) 5,040
Net realized gains/(losses) on futures contracts (1,037,660) (304,334) —
Net realized gains/(losses) on securities sold short transactions 100 — —
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 3,053,301 (1,595,834) —
Change in net unrealized appreciation/(depreciation) on futures contracts 217,811 50,279 —
Change in net unrealized appreciation/(depreciation) on securities sold short 3,336 110 —
Net realized and Change in net unrealized gains/(losses) on investments 41,236,713 (2,537,275) 5,040
Change in Net Assets Resulting From Operations $ 57,847,693 $ 776,706 $ 6,392,556

Allianz Variable Insurance Products Trust
Statements of Operations
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL
International
Index Fund
‡
AZL Mid Cap
Index Fund
AZL Moderate
Index Strategy
Fund
Investment Income:
Interest $ 7,936 $ 3,248 $ —
Dividends from non-affiliates 22,148,752 3,266,264 —
Dividends from affiliates 411,482 — —
Income from affiliated securities lending (net of rebates and fees) 64,403 10,554 —
Foreign withholding tax (2,298,520) (2,392) —
Total Investment Income 20,334,053 3,277,674 —
Expenses:
Management fees 2,044,369 588,668 1,223,605
Administration fees 115,861 57,910 44,947
Distribution fees - Class 2 1,338,221 530,075 —
Custodian fees 93,456 14,199 15,848
Administrative and compliance services fees 12,868 4,855 13,832
Transfer agent fees 7,604 6,948 4,048
Trustee fees 28,836 10,855 30,942
Professional fees 30,248 10,841 30,868
Licensing fees 174,435 50,119 —
Shareholder reports 8,433 4,390 8,772
Other expenses 15,577 6,043 16,677
Total expenses before reductions 3,869,908 1,284,903 1,389,539
Less Management fees contractually waived — — (917,703)
Net expenses 3,869,908 1,284,903 471,836
Net Investment Income/(Loss) 16,464,145 1,992,771 (471,836)
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on security and foreign currency transactions 64,635,031 43,387,047 —
Net realized gains/(losses) on affiliated underlying fund transactions — — 3,764,439
Net realized gains/(losses) on affiliated security transactions 712,838 — —
Net realized gains/(losses) on futures contracts 1,135,957 598,274 —
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 29,002,785 29,261,247 —
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds — — 76,765,102
Change in net unrealized appreciation/(depreciation) on affiliated securities (442,139) — —
Change in net unrealized appreciation/(depreciation) on futures contracts (20,650) 66,400 —
Net realized and Change in net unrealized gains/(losses) on investments 95,023,822 73,312,968 80,529,541
Change in Net Assets Resulting From Operations $ 111,487,967 $ 75,305,739 $ 80,057,705
‡ Statement has been consolidated. See Note 2 in Notes to the Financial Statements for the basis of consolidation.

Allianz Variable Insurance Products Trust
Statements of Operations
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL MSCI Global
Equity Index
Fund
AZL Russell
1000 Growth
Index Fund
AZL Russell
1000 Value Index
Fund
Investment Income:
Interest $ 1,149 $ 3,245 $ 4,045
Dividends from non-affiliates 3,279,524 1,744,895 5,978,692
Dividends from affiliates 37,196 — 35,096
Income from affiliated securities lending (net of rebates and fees) 6,830 2,254 4,234
Foreign withholding tax (208,195) (1,310) (3,016)
Total Investment Income 3,116,504 1,749,084 6,019,051
Expenses:
Management fees 1,218,152 1,280,498 1,414,231
Administration fees 44,625 62,665 66,906
Distribution fees - Class 2 374,365 636,036 575,128
Custodian fees 11,676 8,769 9,561
Administrative and compliance services fees 2,311 4,975 5,288
Transfer agent fees 4,462 5,965 5,572
Trustee fees 5,180 11,234 11,794
Professional fees 5,415 11,232 11,771
Licensing fees 40,373 42,049 43,468
Shareholder reports 1,979 4,438 5,739
Other expenses 3,078 6,424 6,748
Total expenses before reductions 1,711,616 2,074,285 2,156,206
Less Management fees contractually waived (696,087) (261,920) (289,275)
Net expenses 1,015,529 1,812,365 1,866,931
Net Investment Income/(Loss) 2,100,975 (63,281) 4,152,120
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on security and foreign currency transactions 16,320,354 125,875,196 112,154,196
Net realized gains/(losses) on affiliated security transactions 66,493 — 261,952
Net realized gains/(losses) on futures contracts 55,743 64,812 463,809
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 13,932,853 (98,026,779) (20,718,526)
Change in net unrealized appreciation/(depreciation) on affiliated securities (109,160) — (592,506)
Change in net unrealized appreciation/(depreciation) on futures contracts 11,142 165,650 13,419
Net realized and Change in net unrealized gains/(losses) on investments 30,277,425 28,078,879 91,582,344
Change in Net Assets Resulting From Operations $ 32,378,400 $ 28,015,598 $ 95,734,464

Allianz Variable Insurance Products Trust
Statements of Operations
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL S&P 500
Index Fund
AZL Small Cap
Stock Index
Fund
AZL T. Rowe
Price Capital
Appreciation
Fund
Investment Income:
Interest $ 16,051 $ 4,056 $ 7,849,972
Dividends from non-affiliates 15,374,121 3,933,578 3,238,409
Dividends from affiliates 68,663 — —
Income from affiliated securities lending (net of rebates and fees) 1,420 13,161 —
Income from securities lending (net of rebates and fees) — — 6,061
Foreign withholding tax (3,121) (3,830) (29,791)
Total Investment Income 15,457,134 3,946,965 11,064,651
Expenses:
Management fees 2,162,172 579,426 3,424,026
Administration fees 201,826 56,488 90,189
Distribution fees — — 1,141,342
Distribution fees - Class 2 3,069,629 518,341 —
Custodian fees 21,280 19,382 15,109
Administrative and compliance services fees 16,604 4,543 10,526
Transfer agent fees 4,736 6,896 4,069
Trustee fees 37,202 10,152 23,631
Professional fees 37,073 10,130 23,547
Licensing fees 171,778 46,771 —
Shareholder reports 6,202 5,232 5,499
Other expenses 22,664 5,580 12,747
Total expenses before reductions 5,751,166 1,262,941 4,750,685
Less Management fees contractually waived — — (456,537)
Net expenses 5,751,166 1,262,941 4,294,148
Net Investment Income/(Loss) 9,705,968 2,684,024 6,770,503
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on security and foreign currency transactions 214,920,431 38,081,625 53,060,396
Net realized gains/(losses) on affiliated security transactions 287,292 — —
Net realized gains/(losses) on futures contracts 426,283 758,279 —
Net realized gains/(losses) on written options contracts — — 1,575,910
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 20,831,896 54,916,055 (14,997,941)
Change in net unrealized appreciation/(depreciation) on affiliated securities (929,115) — —
Change in net unrealized appreciation/(depreciation) on futures contracts (21,055) 14,706 —
Change in net unrealized appreciation/(depreciation) on written options contracts — — (429,992)
Net realized and Change in net unrealized gains/(losses) on investments 235,515,732 93,770,665 39,208,373
Change in Net Assets Resulting From Operations $ 245,221,700 $ 96,454,689 $ 45,978,876

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL DFA International Core Equity Fund AZL DFA U.S. Core Equity Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 3,9 34 ,9 88 $ 6,829,617 $ 2,021,275 $ 4,609,739
Net realized gains/(losses) on
investment transactions 16,269,378 19,509,452 41,283,020 41,725,944
Change in unrealized
appreciation/(depreciation)
on investments 5,812,517 68,488,366 40,408,513 66,026,374
Change in net assets resulting
from operations 26,0 16 , 883 94,827,435 83,712,808 112,362,057
Distributions to Shareholders:
Total Distributions — (15,313,405) — (76,072,613)
Change in net assets resulting
from distributions to
shareholders — (15,313,405) — (76,072,613)
Capital Transactions:
Proceeds from shares issued 4,963 — — 36,797,643
Proceeds from dividends
reinvested — 15,313,404 — 76,072,613
Value of shares redeemed (35,396,433) (107,074,316) (100,098,123) (193,446,303)
Change in net assets resulting
from capital transactions (35,391,470) (91,760,912) (100,098,123) (80,576,047)
Change in net assets (9,3 74 , 587 ) (12,246,882) (16,385,315) (44,286,603)
Net Assets:
Beginning of period 305,898,891 318,145,773 763,191,439 807,478,042
End of period $ 296,5 24 , 304 $ 305,898,891 $ 746,806,124 $ 763,191,439
Share Transactions:
Shares issued 372 — — 2,571,373
Dividends reinvested — 1,253,143 — 4,793,485
Shares redeemed (2,596,743) (9,309,752) (5,849,483) (12,093,840)
Change in shares (2,596,371) (8,056,609) (5,849,483) (4,728,982)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management
Multi-Strategy Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(a)
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 48,553,452 $ 104,454,061 $ 16,610,980 $ 35,328,901
Net realized gains/(losses) on investment
transactions (22,787,833) (30,016,107) 37,962,265 47,274,099
Change in unrealized appreciation/
(depreciation) on investments (14,936,577) 103,690,308 3,274,448 63,173,073
Change in net assets resulting from operations 10,829,042 178,128,262 57,847,693 145,776,073
Distributions to Shareholders:
Class 1 — — — (3,213,022)
Class 2
(b)
— (118,018,324) — (58,234,676)
Change in net assets resulting from
distributions to shareholders — (118,018,324) — (61,447,698)
Capital Transactions:
Class 1
Proceeds from shares issued — — 40,571 46,330
Proceeds from dividends reinvested — — — 3,213,018
Value of shares redeemed — — (4,674,651) (10,945,070)
Total Class 1 Shares — — (4,634,080) (7,685,722)
Class 2
(b)
Proceeds from shares issued 4,295,016 6,253,551 887,090 5,467,962
Proceeds from dividends reinvested — 118,018,324 — 58,234,676
Value of shares redeemed (143,193,912) (403,164,005) (106,088,154) (247,634,907)
Total Class 2 Shares (138,898,896) (278,892,130) (105,201,064) (183,932,269)
Change in net assets resulting from capital
transactions (138,898,896) (278,892,130) (109,835,144) (191,617,991)
Change in net assets (128,069,854) (218,782,192) (51,987,451) (107,289,616)
Net Assets:
Beginning of period 2,602,353,322 2,821,135,514 1,336,959,545 1,444,249,161
End of period $ 2,474,283,468 $ 2,602,353,322 $ 1,284,972,094 $ 1,336,959,545
Share Transactions:
Class 1
Shares issued — — 1,995 2,546
Dividends reinvested — — — 166,823
Shares redeemed — — (236,389) (581,782)
Total Class 1 Shares — — (234,394) (412,413)
Class 2
(b)
Shares issued 438,316 639,733 54,024 359,187
Dividends reinvested — 12,166,838 — 3,676,432
Shares redeemed (14,592,630) (41,392,015) (6,516,299) (15,915,283)
Total Class 2 Shares (14,154,314) (28,585,444) (6,462,275) (11,879,664)
Change in shares (14,154,314) (28,585,444) (6,696,669) (12,292,077)
Amounts shown as “—” are either $0 or round to less than $1.
(a) Class 1 share transactions reflect a 2 to 1 reverse share split which occurred on September 19, 2025.
(b) The AZL Enhanced Bond Index Fund’s single share class is shown as Class 2.

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
(a)
The AZL Government Money Market Fund’s single share class is shown as Class 2.
AZL Fidelity Institutional Asset Management
Total Bond Fund AZL Government Money Market Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 3,313,981 $ 5,352,931 $ 6,387,516 $ 15,608,676
Net realized gains/(losses) on investment
transactions (991,830) (3,487,937) 5,040 42,840
Change in unrealized appreciation/
(depreciation) on investments (1,545,445) 8,055,377 — —
Change in net assets resulting from operations 776,706 9,920,371 6,392,556 15,651,516
Distributions to Shareholders:
Class 1 — (651,533) — —
Class 2
(a)
— (5,071,467) (6,394,242) (15,608,708)
Change in net assets resulting from
distributions to shareholders — (5,723,000) (6,394,242) (15,608,708)
Capital Transactions:
Class 1
Proceeds from shares issued 33,532 489,308 — —
Proceeds from dividends reinvested — 651,533 — —
Value of shares redeemed (1,265,530) (3,787,689) — —
Total Class 1 Shares (1,231,998) (2,646,848) — —
Class 2
(a)
Proceeds from shares issued 1,242,396 4,683,300 712,431,234 1,446,891,793
Proceeds from dividends reinvested — 5,071,467 6,394,241 15,608,705
Value of shares redeemed (9,882,514) (22,485,419) (748,472,078) (1,423,284,622)
Total Class 2 Shares (8,640,118) (12,730,652) (29,646,603) 39,215,876
Change in net assets resulting from capital
transactions (9,872,116) (15,377,500) (29,646,603) 39,215,876
Change in net assets (9,095,410) (11,180,129) (29,648,289) 39,258,684
Net Assets:
Beginning of period 129,880,080 141,060,209 551,061,017 511,802,333
End of period $ 120,784,670 $ 129,880,080 $ 521,412,728 $ 551,061,017
Share Transactions:
Class 1
Shares issued 4,056 58,866 — —
Dividends reinvested — 79,747 — —
Shares redeemed (153,018) (464,109) — —
Total Class 1 Shares (148,962) (325,496) — —
Class 2
(a)
Shares issued 143,033 539,608 712,431,234 1,446,891,794
Dividends reinvested — 591,080 6,394,241 15,608,705
Shares redeemed (1,139,966) (2,612,457) (748,472,078) (1,423,284,622)
Total Class 2 Shares (996,933) (1,481,769) (29,646,603) 39,215,877
Change in shares (1,145,895) (1,807,265) (29,646,603) 39,215,877
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL International Index Fund
‡
AZL Mid Cap Index Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 16,464,145 $ 25,801,287 $ 1,992,771 $ 4,277,046
Net realized gains/(losses) on investment
transactions 66,483,826 85,826,034 43,985,321 40,896,296
Change in unrealized appreciation/
(depreciation) on investments 28,539,996 212,327,055 29,327,647 (12,660,373)
Change in net assets resulting from operations 111,487,967 323,954,376 75,305,739 32,512,969
Distributions to Shareholders:
Class 1 — (5,729,512) — (13,374,377)
Class 2 — (38,871,862) — (126,706,553)
Change in net assets resulting from
distributions to shareholders — (44,601,374) — (140,080,930)
Capital Transactions:
Class 1
Proceeds from shares issued 47,151 436,298 — 1,191,564
Proceeds from dividends reinvested — 5,729,512 — 13,374,375
Value of shares redeemed (6,852,694) (11,691,827) (3,457,508) (6,259,790)
Total Class 1 Shares (6,805,543) (5,526,017) (3,457,508) 8,306,149
Class 2
Proceeds from shares issued 699,419 4,000,917 133,631 8,738,660
Proceeds from dividends reinvested — 38,871,862 — 126,706,553
Value of shares redeemed (132,359,275) (310,354,326) (54,635,311) (73,302,177)
Total Class 2 Shares (131,659,856) (267,481,547) (54,501,680) 62,143,036
Change in net assets resulting from capital
transactions (138,465,399) (273,007,564) (57,959,188) 70,449,185
Change in net assets (26,977,432) 6,345,438 17,346,551 (37,118,776)
Net Assets:
Beginning of period 1,198,965,958 1,192,620,520 466,494,497 503,613,273
End of period $ 1,171,988,526 $ 1,198,965,958 $ 483,841,048 $ 466,494,497
Share Transactions:
Class 1
Shares issued 3,278 35,658 — 57,923
Dividends reinvested — 444,148 — 804,233
Shares redeemed (487,960) (935,855) (190,716) (309,758)
Total Class 1 Shares (484,682) (456,049) (190,716) 552,398
Class 2
Shares issued 29,969 207,978 7,844 447,774
Dividends reinvested — 1,829,264 — 7,773,408
Shares redeemed (5,697,796) (15,631,536) (3,051,977) (3,714,451)
Total Class 2 Shares (5,667,827) (13,594,294) (3,044,133) 4,506,731
Change in shares (6,152,509) (14,050,343) (3,234,849) 5,059,129
Amounts shown as “—” are either $0 or round to less than $1.
‡ Statement has been consolidated. See Note 2 in Notes to the Financial Statements for the basis of consolidation.

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
(a)
The AZL Moderate Index Strategy Fund’s single share class is shown as Class 1.
AZL Moderate Index Strategy Fund AZL MSCI Global Equity Index Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (471,836) $ 32,124,458 $ 2,100,975 $ 3,717,041
Net realized gains/(losses) on investment
transactions 3,764,439 98,438,842 16,442,590 23,811,012
Change in unrealized appreciation/
(depreciation) on investments 76,765,102 44,309,053 13,834,835 41,276,021
Change in net assets resulting from operations 80,057,705 174,872,353 32,378,400 68,804,074
Distributions to Shareholders:
Class 1
(a)
— (32,284,120) — (2,617,803)
Class 2 — — — (8,753,995)
Change in net assets resulting from
distributions to shareholders — (32,284,120) — (11,371,798)
Capital Transactions:
Class 1
(a)
Proceeds from shares issued 70,368 438,666 228,763 30,741
Proceeds from dividends reinvested — 32,284,120 — 2,617,803
Value of shares redeemed (116,215,752) (232,391,631) (3,178,091) (6,639,768)
Total Class 1 Shares (116,145,384) (199,668,845) (2,949,328) (3,991,224)
Class 2
Proceeds from shares issued — — 477,050 8,848,865
Proceeds from dividends reinvested — — — 8,753,995
Value of shares redeemed — — (38,225,141) (85,908,135)
Total Class 2 Shares — — (37,748,091) (68,305,275)
Change in net assets resulting from capital
transactions (116,145,384) (199,668,845) (40,697,419) (72,296,499)
Change in net assets (36,087,679) (57,080,612) (8,319,019) (14,864,223)
Net Assets:
Beginning of period 1,258,184,574 1,315,265,186 357,275,137 372,139,360
End of period $ 1,222,096,895 $ 1,258,184,574 $ 348,956,118 $ 357,275,137
Share Transactions:
Class 1
(a)
Shares issued 4,481 31,270 18,699 2,682
Dividends reinvested — 2,178,416 — 231,051
Shares redeemed (7,516,401) (16,374,534) (267,103) (610,056)
Total Class 1 Shares (7,511,920) (14,164,848) (248,404) (376,323)
Class 2
Shares issued — — 22,305 516,961
Dividends reinvested — — — 428,696
Shares redeemed — — (1,752,581) (4,508,933)
Total Class 2 Shares — — (1,730,276) (3,563,276)
Change in shares (7,511,920) (14,164,848) (1,978,680) (3,939,599)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL Russell 1000 Growth Index Fund AZL Russell 1000 Value Index Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(a)
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(b)
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (63,281) $ (403,445) $ 4,152,120 $ 8,721,649
Net realized gains/(losses) on investment
transactions 125,940,008 104,817,941 112,879,957 57,534,722
Change in unrealized appreciation/
(depreciation) on investments (97,861,129) (5,785,456) (21,297,613) 21,559,773
Change in net assets resulting from operations 28,015,598 98,629,040 95,734,464 87,816,144
Distributions to Shareholders:
Class 1 — (7,732,269) — (12,780,296)
Class 2 — (74,098,105) — (40,041,685)
Change in net assets resulting from
distributions to shareholders — (81,830,374) — (52,821,981)
Capital Transactions:
Class 1
Proceeds from shares issued 477,366 309,008 57,310 721,570
Proceeds from dividends reinvested — 7,732,266 — 12,780,296
Value of shares redeemed (5,640,982) (11,134,728) (12,573,362) (24,354,917)
Total Class 1 Shares (5,163,616) (3,093,454) (12,516,052) (10,853,051)
Class 2
Proceeds from shares issued 219,114 4,107,963 140,042 5,709,839
Proceeds from dividends reinvested — 74,098,105 — 40,041,685
Value of shares redeemed (41,715,923) (97,648,734) (46,853,133) (80,275,875)
Total Class 2 Shares (41,496,809) (19,442,666) (46,713,091) (34,524,351)
Change in net assets resulting from capital
transactions (46,660,425) (22,536,120) (59,229,143) (45,377,402)
Change in net assets (18,644,827) (5,737,454) 36,505,321 (10,383,239)
Net Assets:
Beginning of period 615,239,488 620,976,942 631,465,678 641,848,917
End of period $ 596,594,661 $ 615,239,488 $ 667,970,999 $ 631,465,678
Share Transactions:
Class 1
Shares issued 19,554 13,953 2,728 40,824
Dividends reinvested — 312,163 — 714,382
Shares redeemed (228,838) (465,115) (635,460) (1,358,933)
Total Class 1 Shares (209,284) (138,999) (632,732) (603,727)
Class 2
Shares issued 13,295 260,199 8,809 412,419
Dividends reinvested — 4,280,653 — 2,868,316
Shares redeemed (2,436,457) (5,698,449) (3,035,459) (5,728,667)
Total Class 2 Shares (2,423,162) (1,157,597) (3,026,650) (2,447,932)
Change in shares (2,632,446) (1,296,596) (3,659,382) (3,051,659)
Amounts shown as “—” are either $0 or round to less than $1.
(a) Class 1 share transactions reflect a 4 to 1 reverse share split which occurred on September 19, 2025.
(b) Class 1 share transactions reflect a 2 to 1 reverse share split which occurred on September 19, 2025.

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL S&P 500 Index Fund AZL Small Cap Stock Index Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(a)
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 9,705,968 $ 20,363,006 $ 2,684,024 $ 3,400,127
Net realized gains/(losses) on investment
transactions 215,634,006 274,295,946 38,839,904 48,705,168
Change in unrealized appreciation/
(depreciation) on investments 19,881,726 128,582,586 54,930,761 (29,024,780)
Change in net assets resulting from operations 245,221,700 423,241,538 96,454,689 23,080,515
Distributions to Shareholders:
Class 1 — (15,896,299) — (4,025,056)
Class 2 — (456,137,022) — (63,345,224)
Change in net assets resulting from
distributions to shareholders — (472,033,321) — (67,370,280)
Capital Transactions:
Class 1
Proceeds from shares issued 12,825 1,456,388 114,115 244,101
Proceeds from dividends reinvested — 15,896,299 — 4,025,056
Value of shares redeemed (6,045,493) (13,451,647) (2,329,673) (5,005,753)
Total Class 1 Shares (6,032,668) 3,901,040 (2,215,558) (736,596)
Class 2
Proceeds from shares issued 2,514,391 54,962,244 608,325 13,405,591
Proceeds from dividends reinvested — 456,137,022 — 63,345,224
Value of shares redeemed (291,230,997) (617,285,939) (58,201,874) (67,982,202)
Total Class 2 Shares (288,716,606) (106,186,673) (57,593,549) 8,768,613
Change in net assets resulting from capital
transactions (294,749,274) (102,285,633) (59,809,107) 8,032,017
Change in net assets (49,527,574) (151,077,416) 36,645,582 (36,257,748)
Net Assets:
Beginning of period 2,607,756,154 2,758,833,570 434,772,383 471,030,131
End of period $ 2,558,228,580 $ 2,607,756,154 $ 471,417,965 $ 434,772,383
Share Transactions:
Class 1
Shares issued 524 58,957 7,729 17,944
Dividends reinvested — 691,745 — 310,336
Shares redeemed (253,694) (559,760) (161,349) (368,151)
Total Class 1 Shares (253,170) 190,942 (153,620) (39,871)
Class 2
Shares issued 105,856 2,471,678 49,576 1,193,964
Dividends reinvested — 20,120,733 — 5,742,994
Shares redeemed (12,063,845) (25,595,249) (4,679,205) (5,811,159)
Total Class 2 Shares (11,957,989) (3,002,838) (4,629,629) 1,125,799
Change in shares (12,211,159) (2,811,896) (4,783,249) 1,085,928
Amounts shown as “—” are either $0 or round to less than $1.
(a) Class 1 share transactions reflect a 2 to 1 reverse share split which occurred on September 19, 2025.

Allianz Variable Insurance Products Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL T. Rowe Price Capital Appreciation Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 6,770,503 $ 16,256,609
Net realized gains/(losses) on investment transactions 54,636,306 125,837,051
Change in unrealized appreciation/(depreciation) on investments (15,427,933) (35,117,242)
Change in net assets resulting from operations 45,978,876 106,976,418
Distributions to Shareholders:
Total Distributions — (144,453,020)
Change in net assets resulting from distributions to shareholders — (144,453,020)
Capital Transactions:
Proceeds from shares issued 1,383,287 3,734,493
Proceeds from dividends reinvested — 144,453,020
Value of shares redeemed (91,807,955) (203,407,893)
Change in net assets resulting from capital transactions (90,424,668) (55,220,380)
Change in net assets (44,445,792) (92,696,982)
Net Assets:
Beginning of period 954,250,809 1,046,947,791
End of period $ 909,805,017 $ 954,250,809
Share Transactions:
Shares issued 79,88 6 208,846
Dividends reinvested — 8,522,302
Shares redeemed (5,380,342) (11,398,955)
Change in shares (5,300,45 6 ) (2,667,807)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL DFA International Core Equity Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 12.78 $ 9.94 $ 10.27 $ 9.37 $ 12.32 $ 11.06
Investment Activities:
Net Investment Income/(Loss)
(a)
0.18 0.25 0.22 0.23 0.24 0.19
Net Realized and Unrealized Gains/(Losses)
on Investments 0.93 3.21 0.14 1.19 (2.04) 1.25
Total from Investment Activities 1.11 3.46 0.36 1.42 (1.80) 1.44
Distributions to Shareholders From:
Net Investment Income — (0.31) (0.26) (0.19) (0.26) (0.18)
Net Realized Gains — (0.31) (0.43) (0.33) (0.89) —
Total Dividends — (0.62) (0.69) (0.52) (1.15) (0.18)
Net Asset Value, End of Period $ 13.89 $ 12.78 $ 9.94 $ 10.27 $ 9.37 $ 12.32
Total Return
(b)
8.69%
(c)
35.16% 3.03% 15.93% (13.49)% 13.05%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 296,5 24 $ 305,899 $ 318,146 $ 260,172 $ 191,539 $ 251,818
Net Investment Income/(Loss)
(d)
2.6 5% 2.16% 2.08% 2.33% 2.30% 1.61%
Expenses Before Reductions
(d)(e)
1.3 1% 1.31% 1.34% 1.33% 1.30% 1.31%
Expenses Net of Reductions
(d)
1.0 1% 1.01% 1.04% 1.03% 1.08% 1.11%
Portfolio Turnover Rate 4%
(c)
5% 21% 34% 13% 7%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL DFA U.S. Core Equity Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 16.13 $ 15.52 $ 14.18 $ 12.27 $ 16.91 $ 14.61
Investment Activities:
Net Investment Income/(Loss)
(a)
0.04 0.09 0.10 0.12 0.12 0.11
Net Realized and Unrealized Gains/(Losses)
on Investments 1.84 2.21 2.73 2.32 (2.78) 3.76
Total from Investment Activities 1.88 2.30 2.83 2.44 (2.66) 3.87
Distributions to Shareholders From:
Net Investment Income — (0.12) (0.12) (0.07) (0.11) (0.16)
Net Realized Gains — (1.57) (1.37) (0.46) (1.87) (1.41)
Total Dividends — (1.69) (1.49) (0.53) (1.98) (1.57)
Net Asset Value, End of Period $ 18.01 $ 16.13 $ 15.52 $ 14.18 $ 12.27 $ 16.91
Total Return
(b)
11.66%
(c)
15.03% 20.24% 20.43% (15.38)% 27.31%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 746,806 $ 763,191 $ 807,478 $ 770,203 $ 381,536 $ 503,931
Net Investment Income/(Loss)
(d)
0.54% 0.59% 0.67% 0.92% 0.83% 0.64%
Expenses Before Reductions
(d)(e)
1.09% 1.11% 1.10% 1.10% 1.09% 1.10%
Expenses Net of Reductions
(d)
0.77% 0.79% 0.78% 0.78% 0.82% 0.84%
Portfolio Turnover Rate 1%
(c)
5% 15% 29% 4% 9%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Enhanced Bond Index Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 9.77 $ 9.57 $ 9.82 $ 9.48 $ 11.17 $ 11.78
Investment Activities:
Net Investment Income/(Loss)
(a)
0.19 0.39 0.39 0.38 0.20 0.09
Net Realized and Unrealized Gains/(Losses)
on Investments (0.15) 0.26 (0.26) 0.12 (1.73) (0.32)
Total from Investment Activities 0.04 0.65 0.13 0.50 (1.53) (0.23)
Distributions to Shareholders From:
Net Investment Income — (0.45) (0.38) (0.16) (0.15) (0.09)
Net Realized Gains — — — — (0.01) (0.29)
Total Dividends — (0.45) (0.38) (0.16) (0.16) (0.38)
Net Asset Value, End of Period $ 9.81 $ 9.77 $ 9.57 $ 9.82 $ 9.48 $ 11.17
Total Return
(b)
0.41%
(c)
6.86% 1.19% 5.39% (13.68)% (1.94)%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 2,474,283 $ 2,602,353 $ 2,821,136 $ 3,027,128 $ 2,087,869 $ 2,689,733
Net Investment Income/(Loss)
(d)
3.88% 3.94% 3.98% 3.93% 2.03% 0.80%
Expenses Before Reductions
(d)(e)
0.64% 0.66% 0.65% 0.65% 0.64% 0.66%
Expenses Net of Reductions
(d)
0.64% 0.66% 0.65% 0.65% 0.64% 0.66%
Portfolio Turnover Rate 34%
(c)
86% 110% 105% 133% 137%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
^(a)
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 19.51 $ 18.20 $ 17.02 $ 15.38 $ 20.58 $ 20.00
Investment Activities:
Net Investment Income/(Loss)
(b)
0.28 0.53 0.50 0.42 0.34 0.14
Net Realized and Unrealized Gains/(Losses)
on Investments 0.63 1.57 1.46 1.72 (3.34) 1.04
Total from Investment Activities 0.91 2.10 1.96 2.14 (3.00) 1.18
Distributions to Shareholders From:
Net Investment Income — (0.51) (0.78) (0.50) (0.28) (0.16)
Net Realized Gains — (0.28) — — (1.92) (0.44)
Total Dividends — (0.79) (0.78) (0.50) (2.20) (0.60)
Net Asset Value, End of Period $ 20.42 $ 19.51 $ 18.20 $ 17.02 $ 15.38 $ 20.58
Total Return
(c)
4.66%
(d)
11.60% 11.56% 14.24% (14.40)% 6.03%
(d)
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 78,836 $ 79,873 $ 82,057 $ 85,079 $ 85,004 $ 113,445
Net Investment Income/(Loss)
(e)
2.81% 2.80% 2.77% 2.58% 1.95% 1.35%
Expenses Before Reductions
(e)(f)
0.49% 0.50% 0.48% 0.48% 0.47% 0.51%
Expenses Net of Reductions
(e)
0.46% 0.46% 0.46% 0.46% 0.46% 0.46%
Portfolio Turnover Rate
(g)
29%
(d)
62% 62% 61% 72% 115%
Class 2
Net Asset Value, Beginning of Period $ 16.03 $ 15.09 $ 13.87 $ 12.39 $ 15.81 $ 14.44
Investment Activities:
Net Investment Income/(Loss)
(b)
0.21 0.40 0.37 0.30 0.24 0.19
Net Realized and Unrealized Gains/(Losses)
on Investments 0.53 1.29 1.20 1.40 (2.56) 1.48
Total from Investment Activities 0.74 1.69 1.57 1.70 (2.32) 1.67
Distributions to Shareholders From:
Net Investment Income — (0.47) (0.35) (0.22) (0.14) (0.08)
Net Realized Gains — (0.28) — — (0.96) (0.22)
Total Dividends — (0.75) (0.35) (0.22) (1.10) (0.30)
Net Asset Value, End of Period $ 16.77 $ 16.03 $ 15.09 $ 13.87 $ 12.39 $ 15.81
Total Return
(c)
4.62%
(d)
11.22% 11.35% 13.87% (14.56)% 11.65%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 1,206,136 $ 1,257,087 $ 1,362,192 $ 1,491,382 $ 1,310,095 $ 1,754,265
Net Investment Income/(Loss)
(e)
2.56% 2.55% 2.52% 2.33% 1.70% 1.22%
Expenses Before Reductions
(e)(f)
0.74% 0.75% 0.73% 0.73% 0.72% 0.80%
Expenses Net of Reductions
(e)
0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Portfolio Turnover Rate
(g)
29%
(d)
62% 62% 61% 72% 115%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Class 1 had a 2 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Fidelity Institutional Asset Management Total Bond Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 8.23 $ 8.01 $ 8.32 $ 8.39 $ 10.27 $ 10.73
Investment Activities:
Net Investment Income/(Loss)
(a)
0.23 0.35 0.33 0.36 0.27 0.23
Net Realized and Unrealized Gains/(Losses)
on Investments (0.17) 0.27 (0.14) 0.17 (1.64) (0.17)
Total from Investment Activities 0.06 0.62 0.19 0.53 (1.37) 0.06
Distributions to Shareholders From:
Net Investment Income — (0.40) (0.50) (0.60) (0.27) (0.31)
Net Realized Gains — — — — (0.24) (0.21)
Total Dividends — (0.40) (0.50) (0.60) (0.51) (0.52)
Net Asset Value, End of Period $ 8.29 $ 8.23 $ 8.01 $ 8.32 $ 8.39 $ 10.27
Total Return
(b)
0.73%
(c)
7.81% 2.07% 6.92% (13.20)% 0.59%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 12,277 $ 13,414 $ 15,653 $ 16,651 $ 16,553 $ 21,203
Net Investment Income/(Loss)
(d)
5.55% 4.21% 4.02% 4.26% 2.89% 2.21%
Expenses Before Reductions
(d)(e)
0.69% 0.67% 0.65% 0.61% 0.56% 0.57%
Expenses Net of Reductions
(d)
0.68% 0.66% 0.64% 0.60% 0.56% 0.57%
Portfolio Turnover Rate
(f)
19%
(c)
37% 26% 83% 24% 76%
Class 2
Net Asset Value, Beginning of Period $ 8.64 $ 8.38 $ 8.68 $ 8.69 $ 10.60 $ 11.06
Investment Activities:
Net Investment Income/(Loss)
(a)
0.23 0.34 0.33 0.34 0.25 0.21
Net Realized and Unrealized Gains/(Losses)
on Investments (0.18) 0.30 (0.16) 0.19 (1.68) (0.18)
Total from Investment Activities 0.05 0.64 0.17 0.53 (1.43) 0.03
Distributions to Shareholders From:
Net Investment Income — (0.38) (0.47) (0.54) (0.24) (0.28)
Net Realized Gains — — — — (0.24) (0.21)
Total Dividends — (0.38) (0.47) (0.54) (0.48) (0.49)
Net Asset Value, End of Period $ 8.69 $ 8.64 $ 8.38 $ 8.68 $ 8.69 $ 10.60
Total Return
(b)
0.58%
(c)
7.64% 1.75% 6.68% (13.37)% 0.31%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 108,508 $ 116,466 $ 125,408 $ 146,162 $ 319,231 $ 425,299
Net Investment Income/(Loss)
(d)
5.31% 3.96% 3.77% 3.93% 2.64% 1.96%
Expenses Before Reductions
(d)(e)
0.94% 0.92% 0.90% 0.85% 0.81% 0.82%
Expenses Net of Reductions
(d)
0.93% 0.91% 0.89% 0.84% 0.81% 0.82%
Portfolio Turnover Rate
(f)
19%
(c)
37% 26% 83% 24% 76%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Government Money Market Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment Activities:
Net Investment Income/(Loss)
(a)
0.02 0.04 0.04 0.04 0.01 —
(b)
Net Realized and Unrealized Gains/(Losses)
on Investments
(b)
— — — — — —
Total from Investment Activities 0.02 0.04 0.04 0.04 0.01 —
(b)
Distributions to Shareholders From:
Net Investment Income (0.02) (0.04) (0.04) (0.04) (0.01) —
(b)
Total Dividends (0.02) (0.04) (0.04) (0.04) (0.01) —
(b)
Net Asset Value, End of Period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(c)
1.54%
(d)
3.69% 4.42% 4.27% 0.77% 0.00
(b)
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 521,413 $ 551,061 $ 511,802 $ 500,276 $ 517,210 $ 539,896
Net Investment Income/(Loss)
(e)
3.09% 3.63% 4.34% 4.19% 0.77% 0.00%
(b)
Expenses Before Reductions
(e)(f)
0.64% 0.66% 0.88% 0.88% 0.88% 0.65%
Expenses Net of Reductions
(e)
0.63% 0.65% 0.87% 0.87% 0.87% 0.08%
(g)
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL International Index Fund
‡
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 13.30 $ 10.79 $ 11.08 $ 9.87 $ 12.69 $ 11.76
Investment Activities:
Net Investment Income/(Loss)
(a)
0.21 0.29 0.29 0.28 0.29 0.27
Net Realized and Unrealized Gains/(Losses)
on Investments 1.10 3.03 0.11 1.39 (2.21) 0.99
Total from Investment Activities 1.31 3.32 0.40 1.67 (1.92) 1.26
Distributions to Shareholders From:
Net Investment Income — (0.58) (0.54) (0.46) (0.51) (0.33)
Net Realized Gains — (0.23) (0.15) — (0.39) —
Total Dividends — (0.81) (0.69) (0.46) (0.90) (0.33)
Net Asset Value, End of Period $ 14.61 $ 13.30 $ 10.79 $ 11.08 $ 9.87 $ 12.69
Total Return
(b)
9.85%
(c)
31.04% 3.14% 17.55% (14.25)% 10.80%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 99,099 $ 96,685 $ 83,362 $ 91,133 $ 76,241 $ 99,304
Net Investment Income/(Loss)
(d)
3.06% 2.34% 2.49% 2.61% 2.72% 2.13%
Expenses Before Reductions
(d)(e)
0.43% 0.45% 0.46% 0.46% 0.43% 0.45%
Expenses Net of Reductions
(d)
0.43% 0.45% 0.46% 0.46% 0.43% 0.45%
Portfolio Turnover Rate
(f)
2%
(c)
4% 8% 9% 2% 14%
Class 2
Net Asset Value, Beginning of Period $ 21.90 $ 17.35 $ 17.44 $ 15.26 $ 18.97 $ 17.43
Investment Activities:
Net Investment Income/(Loss)
(a)
0.32 0.42 0.41 0.38 0.40 0.35
Net Realized and Unrealized Gains/(Losses)
on Investments 1.80 4.88 0.15 2.21 (3.26) 1.48
Total from Investment Activities 2.12 5.30 0.56 2.59 (2.86) 1.83
Distributions to Shareholders From:
Net Investment Income — (0.52) (0.50) (0.41) (0.46) (0.29)
Net Realized Gains — (0.23) (0.15) — (0.39) —
Total Dividends — (0.75) (0.65) (0.41) (0.85) (0.29)
Net Asset Value, End of Period $ 24.02 $ 21.90 $ 17.35 $ 17.44 $ 15.26 $ 18.97
Total Return
(b)
9.68%
(c)
30.72% 2.89% 17.33% (14.52)% 10.55%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 1,072,889 $ 1,102,281 $ 1,109,258 $ 1,156,946 $ 1,215,886 $ 1,650,118
Net Investment Income/(Loss)
(d)
2.79% 2.11% 2.24% 2.33% 2.47% 1.85%
Expenses Before Reductions
(d)(e)
0.68% 0.70% 0.71% 0.71% 0.68% 0.70%
Expenses Net of Reductions
(d)
0.68% 0.70% 0.71% 0.71% 0.68% 0.70%
Portfolio Turnover Rate
(f)
2%
(c)
4% 8% 9% 2% 14%
‡ Statement has been consolidated. See Note 2 in Notes to the Financial Statements for the basis of consolidation. Not consolidated for years ended prior for December 31, 2023.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Mid Cap Index Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 16.76 $ 21.92 $ 21.57 $ 30.29 $ 115.03 $ 109.19
Investment Activities:
Net Investment Income/(Loss)
(b)
0.10 0.23 0.26 0.35 0.78 1.17
Net Realized and Unrealized Gains/(Losses)
on Investments 2.78 1.29 2.67 2.83 (18.83) 23.78
Total from Investment Activities 2.88 1.52 2.93 3.18 (18.05) 24.95
Distributions to Shareholders From:
Net Investment Income — (0.33) (0.49) (2.80) (3.38) (3.38)
Net Realized Gains — (6.35) (2.09) (9.10) (63.31) (15.73)
Total Dividends — (6.68) (2.58) (11.90) (66.69) (19.11)
Net Asset Value, End of Period $ 19.64 $ 16.76 $ 21.92 $ 21.57 $ 30.29 $ 115.03
Total Return
(c)
17.18%
(d)
7.19% 13.69% 16.16% (13.34)% 24.03%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 49,539 $ 45,467 $ 47,364 $ 46,526 $ 44,716 $ 58,070
Net Investment Income/(Loss)
(e)
1.07% 1.12% 1.15% 1.25% 1.14% 1.01%
Expenses Before Reductions
(e)(f)
0.32% 0.35% 0.33% 0.32% 0.31% 0.32%
Expenses Net of Reductions
(e)
0.32% 0.35% 0.33% 0.32% 0.31% 0.32%
Portfolio Turnover Rate
(g)
8%
(d)
15% 17% 23% 11% 30%
Class 2
Net Asset Value, Beginning of Period $ 16.42 $ 21.59 $ 21.24 $ 19.17 $ 28.25 $ 24.06
Investment Activities:
Net Investment Income/(Loss)
(b)
0.07 0.17 0.20 0.20 0.21 0.21
Net Realized and Unrealized Gains/(Losses)
on Investments 2.73 1.27 2.63 2.72 (4.24) 5.39
Total from Investment Activities 2.80 1.44 2.83 2.92 (4.03) 5.60
Distributions to Shareholders From:
Net Investment Income — (0.26) (0.39) (0.15) (0.18) (0.20)
Net Realized Gains — (6.35) (2.09) (0.70) (4.87) (1.21)
Total Dividends — (6.61) (2.48) (0.85) (5.05) (1.41)
Net Asset Value, End of Period $ 19.22 $ 16.42 $ 21.59 $ 21.24 $ 19.17 $ 28.25
Total Return
(c)
17.05%
(d)
6.90% 13.44% 15.88% (13.55)% 23.66%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 434,302 $ 421,027 $ 456,250 $ 768,162 $ 796,467 $ 1,107,212
Net Investment Income/(Loss)
(e)
0.82% 0.87% 0.90% 1.00% 0.88% 0.76%
Expenses Before Reductions
(e)(f)
0.57% 0.60% 0.58% 0.57% 0.56% 0.57%
Expenses Net of Reductions
(e)
0.57% 0.60% 0.58% 0.57% 0.56% 0.57%
Portfolio Turnover Rate
(g)
8%
(d)
15% 17% 23% 11% 30%
(a) Class 1 had a 13 to 1 reverse share split effective December 8, 2023. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Moderate Index Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 15.03 $ 13.44 $ 12.40 $ 11.98 $ 15.63 $ 14.20
Investment Activities:
Net Investment Income/(Loss)
(a)
(0.01) 0.36 0.30 0.18 0.18 0.20
Net Realized and Unrealized Gains/(Losses)
on Investments 1.02 1.61 0.94 1.46 (2.63) 1.50
Total from Investment Activities 1.01 1.97 1.24 1.64 (2.45) 1.70
Distributions to Shareholders From:
Net Investment Income — (0.38) (0.20) (0.25) (0.31) (0.09)
Net Realized Gains — — — (0.97) (0.89) (0.18)
Total Dividends — (0.38) (0.20) (1.22) (1.20) (0.27)
Net Asset Value, End of Period $ 16.04 $ 15.03 $ 13.44 $ 12.40 $ 11.98 $ 15.63
Total Return
(b)
6.72%
(c)
14.69% 9.98% 14.82% (15.37)% 12.06%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 1,222,097 $ 1,258,185 $ 1,315,265 $ 1,423,311 $ 1,433,224 $ 1,927,598
Net Investment Income/(Loss)
(d)
(0.08)% 2.51% 2.30% 1.42% 1.35% 1.30%
Expenses Before Reductions
*(d)(e)
0.23% 0.23% 0.23% 0.23% 0.22% 0.26%
Expenses Net of Reductions
*(d)
0.08% 0.08% 0.08% 0.08% 0.07% 0.07%
Portfolio Turnover Rate —%
(c)
13% 12% 3% 8% 14%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MSCI Global Equity Index Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
^
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 11.55 $ 10.07 $ 8.75 $ 7.30 $ 10.43 $ 10.00
Investment Activities:
Net Investment Income/(Loss)
(a)
0.08 0.13 0.13 0.13 0.14 0.06
Net Realized and Unrealized Gains/(Losses)
on Investments 1.04 1.98 1.49 1.56 (2.07) 0.91
Total from Investment Activities 1.12 2.11 1.62 1.69 (1.93) 0.97
Distributions to Shareholders From:
Net Investment Income — (0.29) (0.30) (0.22) (0.17) (0.13)
Net Realized Gains — (0.34) — (0.02) (1.03) (0.41)
Total Dividends — (0.63) (0.30) (0.24) (1.20) (0.54)
Net Asset Value, End of Period $ 12.67 $ 11.55 $ 10.07 $ 8.75 $ 7.30 $ 10.43
Total Return
(b)
9.70%
(c)
21.12% 18.48% 23.66% (18.08)% 10.00%
(c)
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 50,347 $ 48,760 $ 46,322 $ 43,841 $ 39,839 $ 54,468
Net Investment Income/(Loss)
(d)
1.42% 1.23% 1.39% 1.67% 1.65% 1.06%
Expenses Before Reductions
(d)(e)
0.77% 0.83% 0.79% 0.80% 0.79% 0.83%
Expenses Net of Reductions
(d)
0.37% 0.43% 0.39% 0.40% 0.39% 0.44%
Portfolio Turnover Rate
(f)
2%
(c)
3% 1% 7% 2% 49%
Class 2
Net Asset Value, Beginning of Period $ 20.80 $ 17.71 $ 15.20 $ 12.51 $ 16.82 $ 14.35
Investment Activities:
Net Investment Income/(Loss)
(a)
0.13 0.19 0.19 0.20 0.20 0.16
Net Realized and Unrealized Gains/(Losses)
on Investments 1.86 3.48 2.57 2.70 (3.31) 2.85
Total from Investment Activities 1.99 3.67 2.76 2.90 (3.11) 3.01
Distributions to Shareholders From:
Net Investment Income — (0.24) (0.25) (0.19) (0.17) (0.13)
Net Realized Gains — (0.34) — (0.02) (1.03) (0.41)
Total Dividends — (0.58) (0.25) (0.21) (1.20) (0.54)
Net Asset Value, End of Period $ 22.79 $ 20.80 $ 17.71 $ 15.20 $ 12.51 $ 16.82
Total Return
(b)
9.57%
(c)
20.77% 18.16% 23.37% (18.23)% 21.18%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 298,609 $ 308,515 $ 325,817 $ 353,777 $ 332,195 $ 463,557
Net Investment Income/(Loss)
(d)
1.17% 0.99% 1.15% 1.43% 1.40% 1.03%
Expenses Before Reductions
(d)(e)
1.02% 1.08% 1.04% 1.05% 1.04% 1.09%
Expenses Net of Reductions
(d)
0.62% 0.68% 0.64% 0.65% 0.65% 0.70%
Portfolio Turnover Rate
(f)
2%
(c)
3% 1% 7% 2% 49%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Russell 1000 Growth Index Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 24.69 $ 23.17 $ 35.96 $ 29.16 $ 61.52 $ 58.72
Investment Activities:
Net Investment Income/(Loss)
(b)
0.02
(c)
0.04 0.08 0.20 0.24 0.20
Net Realized and Unrealized Gains/(Losses)
on Investments 1.23 4.14 9.84 11.64 (17.84) 14.48
Total from Investment Activities 1.25 4.18 9.92 11.84 (17.60) 14.68
Distributions to Shareholders From:
Net Investment Income — (0.05) (0.40) (0.52) (0.32) (0.48)
Net Realized Gains — (2.61) (22.32) (4.52) (14.44) (11.40)
Total Dividends — (2.66) (22.72) (5.04) (14.76) (11.88)
Net Asset Value, End of Period $ 25.94 $ 24.69 $ 23.16 $ 35.96 $ 29.16 $ 61.52
Total Return
(d)
5.06%
( e )
18.07% 32.87% 43.05% (29.45)% 27.14%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 74,959 $ 76,492 $ 74,959 $ 63,501 $ 50,561 $ 80,919
Net Investment Income/(Loss)
(f)
0.20% 0.15% 0.26% 0.53% 0.54% 0.31%
Expenses Before Reductions
(f)(g)
0.49% 0.53% 0.52% 0.51% 0.50% 0.51%
Expenses Net of Reductions
(f)
0.40% 0.44% 0.43% 0.42% 0.41% 0.42%
Portfolio Turnover Rate
(h)
23%
( e )
15% 11% 11% 12% 18%
Class 2
Net Asset Value, Beginning of Period $ 17.24 $ 16.85 $ 17.32 $ 13.09 $ 23.56 $ 21.11
Investment Activities:
Net Investment Income/(Loss)
(b)
—
( i )
(0.02) —
( i )
0.05 0.05 0.01
Net Realized and Unrealized Gains/(Losses)
on Investments 0.86 3.02 5.16 5.37 (6.90) 5.35
Total from Investment Activities 0.86 3.00 5.16 5.42 (6.85) 5.36
Distributions to Shareholders From:
Net Investment Income — —
( i )
(0.05) (0.06) (0.01) (0.06)
Net Realized Gains — (2.61) (5.58) (1.13) (3.61) (2.85)
Total Dividends — (2.61) (5.63) (1.19) (3.62) (2.91)
Net Asset Value, End of Period $ 18.10 $ 17.24 $ 16.85 $ 17.32 $ 13.09 $ 23.56
Total Return
(d)
4.99%
( e )
17.79% 32.45% 42.69% (29.59)% 26.87%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 521,636 $ 538,747 $ 546,018 $ 498,497 $ 650,264 $ 1,036,843
Net Investment Income/(Loss)
(f)
(0.05)% (0.10)% 0.01% 0.30% 0.29% 0.06%
Expenses Before Reductions
(f)(g)
0.74% 0.78% 0.77% 0.76% 0.75% 0.76%
Expenses Net of Reductions
(f)
0.65% 0.69% 0.68% 0.67% 0.66% 0.67%
Portfolio Turnover Rate
(h)
23%
( e )
15% 11% 11% 12% 18%
(a) Class 1 had a 4 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) Net Investment Income/(Loss) per share for this class does not bear certain class-specific expenses and may not be comparable to the Fund’s
Net Investment Income/(Loss) reported on the Statements of Operations.
(d) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(e) Not annualized for periods less than one year.
(f) Annualized for periods less than one year.
(g) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(i) Represents less than $0.005 or 0.005%.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Russell 1000 Value Index Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 18.43 $ 17.19 $ 16.46 $ 16.80 $ 21.96 $ 18.04
Investment Activities:
Net Investment Income/(Loss)
(b)
0.14 0.28 0.30 0.32 0.34 0.32
Net Realized and Unrealized Gains/(Losses)
on Investments 2.82 2.34 2.02 1.42 (2.28) 4.08
Total from Investment Activities 2.96 2.62 2.32 1.74 (1.94) 4.40
Distributions to Shareholders From:
Net Investment Income — (0.29) (0.52) (0.66) (0.44) (0.40)
Net Realized Gains — (1.09) (1.06) (1.42) (2.78) (0.08)
Total Dividends — (1.38) (1.58) (2.08) (3.22) (0.48)
Net Asset Value, End of Period $ 21.39 $ 18.43 $ 17.20 $ 16.46 $ 16.80 $ 21.96
Total Return
(c)
16.06%
(d)
15.41% 13.95% 11.69% (7.88)% 24.55%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 192,411 $ 177,513 $ 176,096 $ 177,871 $ 180,772 $ 221,723
Net Investment Income/(Loss)
(e)
1.47% 1.57% 1.72% 1.93% 1.75% 1.52%
Expenses Before Reductions
(e)(f)
0.49% 0.53% 0.51% 0.51% 0.50% 0.52%
Expenses Net of Reductions
(e)
0.40% 0.44% 0.42% 0.42% 0.41% 0.43%
Portfolio Turnover Rate
(g)
21%
(d)
13% 13% 13% 12% 38%
(h)
Class 2
Net Asset Value, Beginning of Period $ 14.38 $ 13.69 $ 12.70 $ 12.36 $ 15.28 $ 12.48
Investment Activities:
Net Investment Income/(Loss)
(b)
0.09 0.19 0.20 0.21 0.21 0.18
Net Realized and Unrealized Gains/(Losses)
on Investments 2.20 1.84 1.54 1.11 (1.56) 2.83
Total from Investment Activities 2.29 2.03 1.74 1.32 (1.35) 3.01
Distributions to Shareholders From:
Net Investment Income — (0.25) (0.22) (0.27) (0.18) (0.17)
Net Realized Gains — (1.09) (0.53) (0.71) (1.39) (0.04)
Total Dividends — (1.34) (0.75) (0.98) (1.57) (0.21)
Net Asset Value, End of Period $ 16.67 $ 14.38 $ 13.69 $ 12.70 $ 12.36 $ 15.28
Total Return
(c)
15.92%
(d)
15.11% 13.62% 11.56% (8.18)% 24.25%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 475,560 $ 453,952 $ 465,753 $ 482,189 $ 746,787 $ 997,324
Net Investment Income/(Loss)
(e)
1.22% 1.32% 1.47% 1.68% 1.50% 1.27%
Expenses Before Reductions
(e)(f)
0.74% 0.78% 0.76% 0.76% 0.75% 0.77%
Expenses Net of Reductions
(e)
0.65% 0.69% 0.67% 0.67% 0.66% 0.68%
Portfolio Turnover Rate
(g)
21%
(d)
13% 13% 13% 12% 38%
(h)
(a) Class 1 had a 2 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(h) Excludes impact of in-kind transactions.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL S&P 500 Index Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 23.34 $ 24.04 $ 20.39 $ 17.12 $ 24.64 $ 20.53
Investment Activities:
Net Investment Income/(Loss)
(a)
0.12 0.25 0.26 0.27 0.28 0.26
Net Realized and Unrealized Gains/(Losses)
on Investments 2.24 3.90 4.74 4.04 (4.84) 5.42
Total from Investment Activities 2.36 4.15 5.00 4.31 (4.56) 5.68
Distributions to Shareholders From:
Net Investment Income — (0.32) (0.30) (0.29) (0.29) (0.29)
Net Realized Gains — (4.53) (1.05) (0.75) (2.67) (1.28)
Total Dividends — (4.85) (1.35) (1.04) (2.96) (1.57)
Net Asset Value, End of Period $ 25.70 $ 23.34 $ 24.04 $ 20.39 $ 17.12 $ 24.64
Total Return
(b)
10.11%
(c)
17.60% 24.74% 25.93% (18.31)% 28.42%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 92,006 $ 89,485 $ 87,584 $ 79,843 $ 71,530 $ 99,137
Net Investment Income/(Loss)
(d)
1.00% 1.01% 1.14% 1.42% 1.37% 1.15%
Expenses Before Reductions
(d)(e)
0.21% 0.25% 0.23% 0.23% 0.22% 0.24%
Expenses Net of Reductions
(d)
0.21% 0.25% 0.23% 0.23% 0.22% 0.24%
Portfolio Turnover Rate
(f)
1%
(c)
4% 11% 7% 2% 17%
Class 2
Net Asset Value, Beginning of Period $ 23.02 $ 23.76 $ 20.18 $ 16.94 $ 24.40 $ 20.35
Investment Activities:
Net Investment Income/(Loss)
(a)
0.09 0.18 0.20 0.22 0.23 0.20
Net Realized and Unrealized Gains/(Losses)
on Investments 2.20 3.86 4.68 4.01 (4.79) 5.37
Total from Investment Activities 2.29 4.04 4.88 4.23 (4.56) 5.57
Distributions to Shareholders From:
Net Investment Income — (0.25) (0.25) (0.24) (0.23) (0.24)
Net Realized Gains — (4.53) (1.05) (0.75) (2.67) (1.28)
Total Dividends — (4.78) (1.30) (0.99) (2.90) (1.52)
Net Asset Value, End of Period $ 25.31 $ 23.02 $ 23.76 $ 20.18 $ 16.94 $ 24.40
Total Return
(b)
9.95%
(c)
17.33% 24.37% 25.68% (18.51)% 28.12%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 2,466,223 $ 2,518,271 $ 2,671,250 $ 2,516,908 $ 2,331,499 $ 3,233,900
Net Investment Income/(Loss)
(d)
0.75% 0.76% 0.89% 1.17% 1.12% 0.89%
Expenses Before Reductions
(d)(e)
0.46% 0.50% 0.48% 0.48% 0.47% 0.49%
Expenses Net of Reductions
(d)
0.46% 0.50% 0.48% 0.48% 0.47% 0.49%
Portfolio Turnover Rate
(f)
1%
(c)
4% 11% 7% 2% 17%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Small Cap Stock Index Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
(a)
Year Ended
December 31,
2024
(a)
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
(Unaudited)
Class 1
Net Asset Value, Beginning of Period $ 13.13 $ 14.32 $ 14.72 $ 14.44 $ 23.50 $ 19.52
Investment Activities:
Net Investment Income/(Loss)
(b)
0.10 0.14 0.18 0.20 0.20 0.22
Net Realized and Unrealized Gains/(Losses)
on Investments 3.02 0.65 1.04 1.76 (4.22) 4.88
Total from Investment Activities 3.12 0.79 1.22 1.96 (4.02) 5.10
Distributions to Shareholders From:
Net Investment Income — (0.20) (0.42) (0.32) (0.32) (0.28)
Net Realized Gains — (1.78) (1.20) (1.36) (4.72) (0.84)
Total Dividends — (1.98) (1.62) (1.68) (5.04) (1.12)
Net Asset Value, End of Period $ 16.25 $ 13.13 $ 14.32 $ 14.72 $ 14.44 $ 23.50
Total Return
(c)
23.76%
(d)
5.71% 8.30% 15.64% (16.45)% 26.37%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 34,156 $ 29,597 $ 32,862 $ 35,207 $ 34,525 $ 46,174
Net Investment Income/(Loss)
(e)
1.44% 1.01% 1.18% 1.36% 1.08% 0.95%
Expenses Before Reductions
(e)(f)
0.33% 0.36% 0.34% 0.33% 0.32% 0.33%
Expenses Net of Reductions
(e)
0.33% 0.36% 0.34% 0.33% 0.32% 0.33%
Portfolio Turnover Rate
(g)
13%
(d)
22% 19% 27% 12% 20%
Class 2
Net Asset Value, Beginning of Period $ 11.16 $ 12.45 $ 12.24 $ 11.43 $ 16.77 $ 13.74
Investment Activities:
Net Investment Income/(Loss)
(b)
0.07 0.09 0.12 0.13 0.12 0.12
Net Realized and Unrealized Gains/(Losses)
on Investments 2.57 0.56 0.85 1.48 (2.98) 3.44
Total from Investment Activities 2.64 0.65 0.97 1.61 (2.86) 3.56
Distributions to Shareholders From:
Net Investment Income — (0.16) (0.16) (0.12) (0.12) (0.11)
Net Realized Gains — (1.78) (0.60) (0.68) (2.36) (0.42)
Total Dividends — (1.94) (0.76) (0.80) (2.48) (0.53)
Net Asset Value, End of Period $ 13.80 $ 11.16 $ 12.45 $ 12.24 $ 11.43 $ 16.77
Total Return
(c)
23.66%
(d)
5.46% 7.99% 15.36% (16.65)% 26.04%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 437,262 $ 405,175 $ 438,169 $ 585,025 $ 585,701 $ 825,440
Net Investment Income/(Loss)
(e)
1.19% 0.76% 0.94% 1.12% 0.82% 0.71%
Expenses Before Reductions
(e)(f)
0.58% 0.61% 0.59% 0.58% 0.57% 0.58%
Expenses Net of Reductions
(e)
0.58% 0.61% 0.59% 0.58% 0.57% 0.58%
Portfolio Turnover Rate
(g)
13%
(d)
22% 19% 27% 12% 20%
(a) Class 1 had a 2 to 1 reverse share split effective September 19, 2025. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Allianz Variable Insurance Products Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL T. Rowe Price Capital Appreciation Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 16.86 $ 17.67 $ 16.40 $ 16.26 $ 21.94 $ 21.14
Investment Activities:
Net Investment Income/(Loss)
(a)
0.13 0.29 0.35 0.37 0.23 0.16
Net Realized and Unrealized Gains/(Losses)
on Investments 0.75 1.76 1.65 2.40 (2.92) 3.54
Total from Investment Activities 0.88 2.05 2.00 2.77 (2.69) 3.70
Distributions to Shareholders From:
Net Investment Income — (0.44) (0.41) (0.25) (0.14) (0.23)
Net Realized Gains — (2.42) (0.32) (2.38) (2.85) (2.67)
Total Dividends — (2.86) (0.73) (2.63) (2.99) (2.90)
Net Asset Value, End of Period $ 17.74 $ 16.86 $ 17.67 $ 16.40 $ 16.26 $ 21.94
Total Return
(b)
5.22%
(c)
11.50% 12.21% 18.47% (12.09)% 18.12%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 909,805 $ 954,251 $ 1,046,948 $ 1,100,468 $ 1,076,877 $ 1,423,754
Net Investment Income/(Loss)
(d)
1.48% 1.63% 2.02% 2.16% 1.21% 0.70%
Expenses Before Reductions
(d)(e)
1.04% 1.06% 1.05% 1.05% 1.04% 1.05%
Expenses Net of Reductions
(d)
0.94% 1.00% 1.00% 1.00% 0.99% 1.00%
Portfolio Turnover Rate 55%
(c)
120% 81% 68% 86% 49%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The
Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the
“1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 15 separate investment portfolios, as shown below (individually, a “Fund”, and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
AZL DFA International Core Equity Fund
AZL DFA U.S. Core Equity Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Government Money Market Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL Small Cap Stock Index Fund
AZL T. Rowe Price Capital Appreciation Fund
The Trust is authorized to issue an unlimited number of shares of each Fund without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North
America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
The AZL Moderate Index Strategy Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds
(the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Funds, except the AZL Government Money Market Fund, record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
The AZL Government Money Market Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The
Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Withholding Taxes and Reclaims
Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Amounts withheld in excess of the Funds’ estimated tax obligation are recorded as tax reclaims receivables when recovery is considered probable and can be reasonably estimated.  These receivables are reflected on the Funds’ Statements of Assets and Liabilities, as applicable.  Recovery of the tax reclaims may not be successful.  Foreign tax reclaims are reviewed periodically based on status with the relevant tax authorities and adjusted as necessary.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Funds, except the AZL Government Money Market
Fund, distribute their dividends from net investment income and net realized capital gains, if any, on an annual basis. The AZL
Government Money Market Fund declares daily and distributes monthly dividends from net investment income, if any, and distributes net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/
tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to a specific Fund are charged directly to that Fund, while expenses attributable to more than one
Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares, as applicable, bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Trust, the Allianz Variable Insurance Products Fund of Funds Trust and the AIM ETF Products Trust
based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”) serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Funds or in any variable annuity contracts or variable life insurance policy for which the Funds serve as investment vehicles.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Funds are allocated to each class of shares, as applicable, based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the AZL International Index Fund via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the
“Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of June 30, 2026, the Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund for the period ended
June 30, 2026. All intercompany transactions have been eliminated.
Bank Loans
Certain Funds may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedules of Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedules of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Funds separately reflect both the funded portion of a bank loan and its unfunded commitment, if any, in the Schedules of Portfolio Investments. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Private Placements
Certain Funds may invest in private placement securities which are securities issued by corporations without registration under the
Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Real Estate Investment Trusts
Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions from REITs may be characterized as ordinary income, net capital gain and/or a return of capital.
A return of capital is recorded as a reduction of cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate;
risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Repurchase Agreements
The AZL Government Money Market Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the Manager deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the
Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the
MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the
Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Securities Purchased on a When-Issued Basis
Certain Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The
Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
Certain Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.
Structured Notes
Certain Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.
The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference security or index may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference security or index; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference security or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.
TBA Purchase and Sales Commitments
Certain Funds may enter into to-be-announced (“TBA”) purchase or sale commitments, pursuant to which they agree to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Funds may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Funds maintain liquid assets sufficient to settle their TBA commitments.
To mitigate counterparty risk, the Funds have entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Funds’ risk of loss from a particular counterparty related to their
TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2026, no collateral had been posted by the Funds to counterparties for
TBAs.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, certain Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadvisers, as applicable. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30,
2026, the Funds did not engage in any Rule 17a-7 transactions.
Securities Lending
To generate additional income, the Funds, except the AZL Government Money Market Fund and AZL Moderate Index Strategy
Fund, may lend up to 33 1⁄3% of their respective assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the specific Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2026 are presented on the Funds’ Schedules of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Funds in the BlackRock Liquidity
FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of
397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the securities lending agent 9% of the gross revenues received from securities lending activities and keep 91%. The Funds paid securities lending fees during the period ended June 30, 2026 as follows:
These fees have been netted against “Income from securities lending (net of rebates and fees)” on the Funds’ Statements of
Operations. The Funds had securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2026 as noted on the Funds’ Statements of Assets and Liabilities. At June 30, 2026, there were no master netting provisions in the securities lending agreement.
Derivative Instruments
All open derivative positions at period end are reflected on the Funds’ Schedules of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.
Forward Currency Contracts
During the period ended June 30, 2026, the AZL Enhanced Bond Index Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2026, the monthly average notional amount for long contracts was $3.2 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the
Fund’s Statement of Operations.
Futures Contracts
During the period ended June 30, 2026, certain Funds invested in futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange.
Futures contracts are marked-to-market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation
Fund Name
Value of
Collateral
Received
Value of
Securities
on Loan
Securities
Lending
Fees Paid
AZL DFA International Core Equity Fund $ 4,841,758 $ 4,605,377 $ 2,955
AZL DFA U.S. Core Equity Fund 1,418,386 1,347,039 447
AZL Enhanced Bond Index Fund 97,526 93,190 1,307
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 2,572,282 2,464,912 2,574
AZL Fidelity Institutional Asset Management Total Bond Fund 564,148 541,041 523
AZL International Index Fund 9,012,215 8,584,891 6,271
AZL Mid Cap Index Fund 2,893,091 2,857,857 1,040
AZL MSCI Global Equity Index Fund 2,262,672 1,874,044 669
AZL Russell 1000 Growth Index Fund 783,536 768,792 222
AZL Russell 1000 Value Index Fund 763,676 728,290 420
AZL S&P 500 Index Fund 107,63 6 105,601 140
AZL Small Cap Stock Index Fund 5,123,540 4,889,410 1,343
AZL T. Rowe Price Capital Appreciation Fund 1,187,514 1,171,249 587

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statements of Operations.
For the period ended June 30, 2026, the monthly average notional amounts were as follows:
Options Contracts
Certain Funds may purchase or write put and call options on a security or an index of securities. During the period ended June
30, 2026, the AZL T. Rowe Price Capital Appreciation Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.
Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of
Assets and Liabilities and marked-to-market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. There was no purchased option activity during the period.
Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of June 30, 2026, securities valued at $1,715,746 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the period ended June 30, 2026, the monthly average notional amount for written options contracts was $47.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Fund’s Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Funds’ Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026:
Fund Name Long Contracts Short Contracts
AZL Enhanced Bond Index Fund $ 720,775,767 $ 217,020,443
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 51,858,798 –
AZL Fidelity Institutional Asset Management Total Bond Fund 12,496,233 –
AZL International Index Fund 8,861,297 –
AZL Mid Cap Index Fund 2,622,408 –
AZL MSCI Global Equity Index Fund 1,640,943 –
AZL Russell 1000 Growth Index Fund 2,199,849 –
AZL Russell 1000 Value Index Fund 3,947,656 –
AZL S&P 500 Index Fund 13,438,873 –
AZL Small Cap Stock Index Fund 2,435,647 –
Primary Risk Exposure Derivative Classification Asset Derivatives* Liability Derivatives*
Equity Risk:
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Futures Contracts $ 8,760 $ –
AZL International Index Fund Futures Contracts 67,554 –
AZL Mid Cap Index Fund Futures Contracts 32,648 –
AZL MSCI Global Equity Index Fund Futures Contracts 22,023 –
AZL Russell 1000 Growth Index Fund Futures Contracts 171,278 –
AZL Russell 1000 Value Index Fund Futures Contracts 16,734 –
AZL S&P 500 Index Fund Futures Contracts – 10,503
AZL Small Cap Stock Index Fund Futures Contracts 11,154 –
AZL T. Rowe Price Capital Appreciation Fund Options Contracts – 5,267,903

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of
Portfolio Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations, categorized by risk exposure, for the period ended June 30, 2026:
* Realized gains and losses of futures contracts are reported as “Net realized gains/(losses) on futures contract transactions” on the Funds’
Statements of Operations. Changes in net unrealized appreciation/(depreciation) on futures contracts are reported as “Change in net unrealized appreciation/(depreciation) on futures contracts” on the Funds’ Statements of Operations. Realized gains and losses of written options contracts are reported as “Net realized gains/(losses) on written option contract transactions” on the Funds’ Statements of Operations. Changes in net unrealized appreciation/(depreciation) on written option contracts are reported as “Change in net unrealized appreciation/(depreciation) on written option contracts” on the Funds’ Statements of Operations. Realized gains and losses of forward currency contracts are reported as “Net realized gains/
(losses) on forward currency contract transactions” on the Funds’ Statements of Operations. Changes in net unrealized appreciation/(depreciation)
on forward currency contracts are reported as “Change in net unrealized appreciation/(depreciation) on forward currency contracts” on the Funds’
Statements of Operations.
The AZL Enhanced Bond Index Fund and the AZL T. Rowe Price Capital Appreciation Fund are generally subject to master netting agreements that allow for amounts owed between the specific Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect each Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2026. For financial reporting purposes, the Funds do not offset derivative assets
Primary Risk Exposure Derivative Classification Asset Derivatives* Liability Derivatives*
Foreign Exchange Risk:
AZL Enhanced Bond Index Fund Forward Currency
Contracts $ 273,817 $ 13,838
Interest Rate Risk:
AZL Enhanced Bond Index Fund Futures Contracts $ 941,368 $ 58,336
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Futures Contracts 86,000 –
AZL Fidelity Institutional Asset Management Total Bond Fund Futures Contracts 27,700 –
Primary Risk Exposure Derivative Classification
Realized
Gains/(Losses) on
Derivatives
Recognized *
Change in Net
Unrealized
Appreciation/
(Depreciation)
Derivatives
Recognized *
Equity Risk:
AZL Enhanced Bond Index Fund Futures Contracts $ (526) $ –
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Futures Contracts 119,052 51,628
AZL Fidelity Institutional Asset Management Total Bond Fund Futures Contracts (27) –
AZL International Index Fund Futures Contracts 1,135,957 (20,650)
AZL Mid Cap Index Fund Futures Contracts 598,274 66,400
AZL MSCI Global Equity Index Fund Futures Contracts 55,743 11,142
AZL Russell 1000 Growth Index Fund Futures Contracts 64,812 165,650
AZL Russell 1000 Value Index Fund Futures Contracts 463,809 13,419
AZL S&P 500 Index Fund Futures Contracts 426,283 (21,055)
AZL Small Cap Stock Index Fund Futures Contracts 758,279 14,706
AZL T. Rowe Price Capital Appreciation Fund Options Contracts 1,575,910 (429,992)
Foreign Exchange Risk:
AZL Enhanced Bond Index Fund Forward Currency
Contracts $ 76,505 $ 262,229
Interest Rate Risk:
AZL Enhanced Bond Index Fund Futures Contracts $ (11,200,682) $ 764,188
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Futures Contracts (1,156,712) 166,183
AZL Fidelity Institutional Asset Management Total Bond Fund Futures Contracts (304,307) 50,279

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

and derivative liabilities that are subject to master netting arrangements in the Statements of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Funds’ Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026.
As of June 30, 2026, the Funds’ derivative assets and liabilities by type were as follows:
The following table presents the Funds’ derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Funds as of June 30, 2026:
* The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amounts of the financial instruments disclosed on the Statements of Assets and Liabilities.
The following table presents the Funds’ derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Funds as of June 30, 2026:
* The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amounts of the financial instruments disclosed on the Statements of Assets and Liabilities.
Assets Liabilities
AZL Enhanced Bond Index Fund
Derivative Financial Instruments:
Forward currency contracts $ 273,817 $ 13,838
Futures contracts — 705,551
Total derivative assets and liabilities in the Statement of Assets and Liabilities 273,817 719,389
Derivatives not subject to a master netting agreement or similar agreement (“MNA”) — (705,551)
Total derivative assets and liabilities subject to a MNA $ 273,817 $ 13,838
AZL T. Rowe Price Capital Appreciation Fund
Derivative Financial Instruments:
Written options contracts $ — $ 5,267,903
Total derivative assets and liabilities in the Statement of Assets and Liabilities — 5,267,903
Derivatives not subject to a master netting agreement or similar agreement (“MNA”) — —
Total derivative assets and liabilities subject to a MNA $ — $ 5,267,903
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives
Available for
Offset
Non-Cash Collateral
Received
*
Cash Collateral
Received
*
Net Amount of
Derivative Assets
AZL Enhanced Bond Index Fund
BNP Paribas SA $ 100,688 $ — $ — $ — $ 100,688
HSBC 65,380 (4,043) — — 61,337
JPMorgan Chase 84,614 (838) — — 83,776
Natwest Capital Markets, Ltd. 23,135 — — — 23,135
Total $ 273,817 $ (4,881) $ — $ — $ 268,936
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives
Available for
Offset
Non-Cash
Collateral Pledged
*
Cash Collateral
Pledged
*
Net Amount
of Derivative
Liabilities
AZL Enhanced Bond Index Fund
HSBC $ 4,043 $ (4,043) $ — $ — $ —
JPMorgan Chase 838 (838) — — —
Morgan Stanley 8,957 — — — 8,957
Total $ 13,838 $ (4,881) $ — $ — $ 8,957
AZL T. Rowe Price Capital
Appreciation Fund
Bank of America $ 689,500 $ — $ (604,943) $ — $ 84,557
Barclays Bank 229,292 — — — 229,292
Citigroup 313,438 — — — 313,438
Goldman Sachs 627,216 — (593,596) — 33,620
JPMorgan Chase 1,870,044 — — — 1,870,044
Nomura 38,154 — — — 38,154
UBS 841,875 — — — 841,875
Wells Fargo 658,384 — (517,207) — 141,177
Total $ 5,267,903 $ — $ (1,715,746) $ — $ 3,552,157

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Funds. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of each Fund. Expenses incurred for investment advisory and management services are reflected on the Statements of Operations as “Management fees.” The Manager has contractually agreed to waive fees and assume certain expenses of each Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii)
taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund), based on the average net assets of each Fund, through April 30, 2027.
For the period ended June 30, 2026, the annual management fee rates due to the Manager and the annual expense limits were as follows:
(a) The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s average daily net assets and 0.40% of the Fund’s average daily net assets over $20 billion.
(b) The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s average daily net assets, 0.40% of the next $15 billion of the
Fund’s average daily net assets, and 0.37% on the Fund’s average daily net assets over $17.5 billion.
(c) The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion.
Fund Name Annual Rate Annual Expense Limit
AZL DFA International Core Equity Fund 0.95% 1.39%
AZL DFA U.S. Core Equity Fund 0.80% 1.20%
AZL Enhanced Bond Index Fund 0.35% 0.70%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1
(a)
0.43% 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
(a)
0.43% 0.71%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1
(b)
0.50% 0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2
(b)
0.50% 0.95%
AZL Government Money Market Fund 0.35% 0.87%
AZL International Index Fund, Class 1 0.35% 0.52%
AZL International Index Fund, Class 2 0.35% 0.77%
AZL Mid Cap Index Fund, Class 1 0.25% 0.46%
AZL Mid Cap Index Fund, Class 2 0.25% 0.71%
AZL Moderate Index Strategy Fund 0.20% 0.20%
AZL MSCI Global Equity Index Fund, Class 1
(c)
0.70% 0.55%
AZL MSCI Global Equity Index Fund, Class 2
(c)
0.70% 0.80%
AZL Russell 1000 Growth Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Growth Index Fund, Class 2 0.44% 0.84%
AZL Russell 1000 Value Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Value Index Fund, Class 2 0.44% 0.84%
AZL S&P 500 Index Fund, Class 1 0.17% 0.46%
AZL S&P 500 Index Fund, Class 2 0.17% 0.71%
AZL Small Cap Stock Index Fund, Class 1 0.26% 0.46%
AZL Small Cap Stock Index Fund, Class 2 0.26% 0.71%
AZL T. Rowe Price Capital Appreciation Fund 0.75% 1.20%

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

The Manager waived, prior to any application of expense limit, the management fee of certain Funds to the following annual rates for such Fund’s net assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027.
Any amounts contractually waived or assumed by the Manager with respect to each Fund’s annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i)
the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed;
provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made. Any amounts recouped by the Manager during the period are reflected on the Statements of
Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At June 30, 2026, the contractual reimbursements subject to repayment by the Funds in subsequent years were as follows:
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Funds during the period can be found on the Statements of Operations, as applicable.
The Manager, the Distributor and the AZL Government Money Market Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The
Distributor may waive its Rule 12b-1 fees under this agreement. This agreement will continue from year to year in accordance with its terms and will terminate upon termination of the investment management agreement with the Manager. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:
1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2. The repayments must be made no later than three years after the waiver, reimbursement or payment, calculated monthly from when the waiver, reimbursement or payment was recorded.
3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
The ability of the Manager and/or Distributor to receive such payments could negatively affect the AZL Government Money Market
Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2026, if any, are reflected on the
Fund’s Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.” At June 30, 2026, there were no waivers subject to repayment by the Fund in subsequent years.
The Manager has entered into agreements (the “Subadvisory Agreements”) with various Subadvisers with respect to each Fund managed by the Manager (other than AZL Moderate Index Strategy Fund). Each Subadviser provides investment advisory services for and makes investment decisions on behalf of the respective Fund subject to the general supervision of the Trustees and
Fund Name Annual Rate
AZL DFA International Core Equity Fund
0.65%
AZL DFA U.S. Core Equity Fund
0.48%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1
0.49%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2
0.49%
AZL Government Money Market Fund
0.34%
AZL Moderate Index Strategy Fund
0.05%
AZL MSCI Global Equity Index Fund, Class 1
0.30%
AZL MSCI Global Equity Index Fund, Class 2
0.30%
AZL Russell 1000 Growth Index Fund, Class 1
0.35%
AZL Russell 1000 Growth Index Fund, Class 2
0.35%
AZL Russell 1000 Value Index Fund, Class 1
0.35%
AZL Russell 1000 Value Index Fund, Class 2
0.35%
AZL T. Rowe Price Capital Appreciation Fund
0.65%
Fund Name
Expires
12/31/2026
Expires
12/31/2027
Expires
12/31/2028
Expires
12/31/2029 Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $ 323,102 $ 328,677 $ 532,565 $ 168,444 $ 1,352,788
AZL Fidelity Institutional Asset Management Total Bond Fund — — — 407 407

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

the Manager. For their services, the Subadvisers are entitled to a fee payable by the Manager. Additional information about the subadvisory fees is provided in the Trust’s Statement of Additional Information.
The Manager serves as the investment adviser of the Underlying Funds in which the AZL Moderate Index Strategy Fund invests.
At June 30, 2026, these Underlying Funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio
Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The
Manager is paid a separate fee from the Underlying Funds for such services.
At June 30, 2026, the following investments are noted as Affiliated Securities in the Funds’ Schedules of Portfolio Investments (in
U.S. dollars):
Fund Subadviser
AZL DFA International Core Equity Fund  Dimensional Fund Advisors LP
AZL DFA U.S. Core Equity Fund  Dimensional Fund Advisors LP
AZL Enhanced Bond Index Fund  BlackRock Financial Management, Inc.
AZL Fidelity Institutional Asset Management Multi-Strategy Fund  FIAM LLC
AZL Fidelity Institutional Asset Management Total Bond Fund  FIAM LLC
AZL Government Money Market Fund  BlackRock Advisors, LLC
AZL International Index Fund  BlackRock Investment Management, LLC
AZL Mid Cap Index Fund  BlackRock Investment Management, LLC
AZL MSCI Global Equity Index Fund  BlackRock Investment Management, LLC
AZL Russell 1000 Growth Index Fund  BlackRock Investment Management, LLC
AZL Russell 1000 Value Index Fund  BlackRock Investment Management, LLC
AZL S&P 500 Index Fund  BlackRock Investment Management, LLC
AZL Small Cap Stock Index Fund  BlackRock Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund  T. Rowe Price Associates, Inc.
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/
(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
6/30/26
Shares
as of
6/30/26
Dividend
Income
Net Realized
Capital Gains
Distributions
AZL Enhanced Bond
Index Fund
BlackRock Liquidity
FedFund,
Institutional Class
(a)
16 97,510 — — — 97,526 97,526 13,212 —
AZL International
Index Fund
Allianz SE, Registered
Shares 10,315,964 137,997 (1,079,828) 712,838 (442,139) 9,644,832 20,382 411,482 —
BlackRock Liquidity
FedFund,
Institutional Class
(a)
5,453,784 3,558,431 — — — 9,012,215 9,012,215 64,403 —
15,769,748 3,696,428 (1,079,828) 712,838 (442,139)
18,657,047
475,885 —
AZL Mid Cap Index
Fund
BlackRock Liquidity
FedFund,
Institutional Class
(a)
4,139,831 — (1,246,740) — — 2,893,091 2,893,091 10,554 —
AZL Moderate Index
Strategy Fund
AZL Enhanced Bond
Index Fund 502,219,015 — (26,360,325) (4,631,819) 6,702,304 477,929,175 48,718,570 — —
AZL International Index
Fund, Class 2 209,472,549 — (24,678,406) 4,417,315 15,045,273 204,256,731 8,503,611 — —
AZL Mid Cap Index
Fund, Class 2 44,282,743 — (6,186,859) (271,724) 7,385,968 45,210,128 2,352,244 — —
AZL S&P 500 Index
Fund, Class 2 472,069,906 — (53,221,173) 3,550,542 41,347,825 463,747,100 18,322,683 — —
AZL Small Cap Stock
Index Fund, Class 2 31,512,514 — (5,590,629) 700,125 6,283,732 32,905,742 2,384,474 — —
1,259,556,727 — (116,037,392) 3,764,439 76,765,102
1,224,048,876
— —
AZL MSCI Global
Equity Index Fund
BlackRock, Inc. 667,892 — (55,159) 27,499 (89,258) 550,974 573 6,761 —

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”)
and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC (“ACA”)
provides Principal Financial Officer (“PFO”) and support services to the CCO of the Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Funds for these services are reflected on the
Statements of Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.047% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds from $4 billion to $6 billion, 0.02%
of combined average daily net assets of the Funds from $6 billion to $8 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide asset-based fee excludes the net assets of the AZL Moderate Index Strategy
Fund and is accrued daily and paid monthly and is subject to a minimum annual fee. The AZL Moderate Index Strategy Fund is entitled to a separate fee, accrued daily and paid monthly. The Administrator is also entitled to an annual fee for each additional class of shares of any Fund, certain annual fees for services, including fair value, support services, Form N-PORT and liquidity risk management support. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the
Funds for these services are reflected on the Statements of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all reasonable out-of-pocket expenses incurred in providing these services.
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/
(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
6/30/26
Shares
as of
6/30/26
Dividend
Income
Net Realized
Capital Gains
Distributions
AZL MSCI Global
Equity Index Fund
(continued)
Allianz SE, Registered
Shares 759,033 — (90,087) 38,994 (19,902) 688,038 1,454 30,435 —
BlackRock Liquidity
FedFund,
Institutional Class
(a)
1,053,523 1,209,149 — — — 2,262,672 2,262,672 6,830 —
2,480,448 1,209,149 (145,246) 66,493 (109,160)
3,501,684
44,026 —
AZL Russell 1000
Growth Index Fund
BlackRock Liquidity
FedFund,
Institutional Class
(a)
364,730 418,806 — — — 783,536 783,536 — —
AZL Russell 1000
Value Index Fund
BlackRock, Inc. 3,449,706 — (394,091) 261,952 (592,506) 2,725,061 2,834 35,096 —
BlackRock Liquidity
FedFund,
Institutional Class
(a)
1,070,060 — (306,384) — — 763,676 763,676 4,234 —
4,519,766 — (700,475) 261,952 (592,506)
3,488,737
39,330 —
AZL S&P 500 Index
Fund
BlackRock, Inc. 6,842,684 — (689,199) 287,292 (929,115) 5,511,662 5,732 68,663 —
BlackRock Liquidity
FedFund,
Institutional Class
(a)
— 107,636 — — — 107,636 107,636 1,420 —
6,842,684 107,636 (689,199) 287,292 (929,115)
5,619,298
70,083 —
AZL Small Cap Stock
Index Fund
BlackRock Liquidity
FedFund,
Institutional Class
(a)
3,353,547 1,769,993 — — — 5,123,540 5,123,540 13,161 —
(a) Amounts shown in “Purchases at Cost” or “Proceeds from Sales” represent net amount purchased (sold). All or portion of “Dividend Income”
represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-
pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Funds. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to each Fund’s Class 2 shares, as applicable, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted
above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The AZL Government Money Market Fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act.
These valuations are considered as Level 2 in the fair value hierarchy. The following is an overview of the valuation techniques for the remainder of the Funds.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or
“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on Nasdaq, Inc.
(“Nasdaq”) are valued at the Nasdaq official closing price. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule
2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the
Funds’ net asset values are calculated. These procedures include the Funds’ use of a systematic valuation model provided by an independent third party to fair value international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Funds’ fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Funds’ net asset values will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2026 in valuing the Funds’ investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
AZL DFA International Core Equity Fund
— — —
Common Stocks
+
$ 45,812,537 $ 247,502,909 $ —
#
$ 293,315,446
Preferred Stocks
+
— 1,032,569 — 1,032,569
Warrant
+
— — —
#
—
Rights
+
4,644 4,043 — 8,687
Unaffiliated Investment Companies 5,151,179 — — 5,151,179
Total Investment Securities $ 50,968,360 $ 248,539,521 $ — $ 299,507,881
AZL DFA U.S. Core Equity Fund
— — —
Common Stocks
+
$ 745,269,396 $ 9,407 $ —
#
$ 745,278,803
Preferred Stock
+
12,884 — — 12,884
Warrant
+
141 — — 141
Rights
+
— 31,791 — 31,791
Unaffiliated Investment Companies 3,815,358 — — 3,815,358
Total Investment Securities $ 749,097,779 $ 41,198 $ — $ 749,138,977
AZL Enhanced Bond Index Fund
— — —
Asset-Backed Securities $ — $ 124,589,118 $ — $ 124,589,118
Collateralized Mortgage Obligations — 228,101,646 — 228,101,646
Collateralized Mortgage-Backed Securities — 145,534,839 — 145,534,839
Corporate Bonds
+
— 596,597,671 — 596,597,671
Foreign Bonds
+
— 158,289 — 158,289
Yankee Debt Obligations
+
— 70,174,389 — 70,174,389
Municipal Bonds — 12,330,941 — 12,330,941
U.S. Government Agency Mortgages — 840,264,284 — 840,264,284
U.S. Treasury Obligations — 535,447,485 — 535,447,485
Affiliated Investment Companies 97,526 — — 97,526
Unaffiliated Investment Companies 105,860,607 — — 105,860,607
Total Investment Securities 105,958,133 2,553,198,662 — 2,659,156,795
Securities Sold Short — (97,369,940) — (97,369,940)
Other Financial Instruments:
*
Forward Currency Contracts — 259,979 — 259,979
Futures Contracts 883,032 — — 883,032
— — — —
Total Investments $ 106,841,165 $ 2,456,088,701 $ — $ 2,562,929,866
AZL Fidelity Institutional Asset Management Multi-
Strategy Fund
— — —
Common Stocks
+
$ 545,986,796 $ 190,882 $ 148,758 $ 546,326,436
Preferred Stocks
+
340,197 — — 340,197
Warrant
+
— —
#
— —
Asset-Backed Securities — 19,669,127 — 19,669,127
Collateralized Mortgage Obligations — 42,693,833 — 42,693,833
Collateralized Mortgage-Backed Securities — 30,924,803 — 30,924,803
Convertible Bonds
+
— 2,013,634 — 2,013,634

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Investment Securities: Level 1 Level 2 Level 3 Total
Bank Loans
+
$ — $ 7,593,966 $ — $ 7,593,966
Corporate Bonds
+
— 181,336,909 — 181,336,909
Yankee Debt Obligations
+
— 38,625,251 — 38,625,251
U.S. Government Agency Mortgages — 121,924,407 — 121,924,407
U.S. Treasury Obligations — 284,441,747 — 284,441,747
Unaffiliated Investment Companies 30,740,993 — — 30,740,993
Total Investment Securities 577,067,986 729,414,559 148,758 1,306,631,303
Securities Sold Short — (544,480) — (544,480)
Other Financial Instruments:
*
Futures Contracts 94,760 — — 94,760
— — — —
Total Investments $ 577,162,746 $ 728,870,079 $ 148,758 $ 1,306,181,583
AZL Fidelity Institutional Asset Management Total Bond
Fund
— — —
Common Stocks
+
$ — $ 34,868 $ 218,383 $ 253,251
Preferred Stocks
+
54,183 — — 54,183
Warrant
+
— —
#
— —
Right
+
192 — — 192
Asset-Backed Securities — 4,831,764 — 4,831,764
Collateralized Mortgage Obligations — 7,623,497 — 7,623,497
Collateralized Mortgage-Backed Securities — 6,313,063 — 6,313,063
Convertible Bonds
+
— 347,032 — 347,032
Bank Loans
+
— 1,313,822 — 1,313,822
Corporate Bonds
+
— 30,799,479 — 30,799,479
Yankee Debt Obligations
+
— 8,329,290 — 8,329,290
U.S. Government Agency Mortgages — 20,134,142 — 20,134,142
U.S. Treasury Obligations — 39,969,359 — 39,969,359
Unaffiliated Investment Companies 4,473,581 — — 4,473,581
Total Investment Securities 4,527,956 119,696,316 218,383 124,442,655
Securities Sold Short — (318,527) — (318,527)
Other Financial Instruments:
*
Futures Contracts 27,700 — — 27,700
— — — —
Total Investments $ 4,555,656 $ 119,377,789 $ 218,383 $ 124,151,828
AZL Government Money Market Fund
— — —
U.S. Government Agency Mortgages $ — $ 109,956,047 $ — $ 109,956,047
U.S. Treasury Obligations — 126,420,871 — 126,420,871
Repurchase Agreements — 216,000,000 — 216,000,000
Total Investment Securities $ — $ 452,376,918 $ — $ 452,376,918
AZL International Index Fund
— — —
Common Stocks
+
$ 14,914,79 2 $ 1,140,908,832 $ —
#
$ 1,155,823,62 4
Preferred Stocks
+
— 2,615,583 —
#
2,615,583
Right
+
19,802 — — 19,802
Affiliated Investment Company 9,012,215 — — 9,012,215
Unaffiliated Investment Company 71 — — 71
Total Investment Securities 23,946,8 80 1,143,524,415 — 1,167,471,29 5
Other Financial Instruments:
*
Futures Contracts 67,554 — — 67,554
— — — —
Total Investments $ 24,014,43 4 $ 1,143,524,415 $ — $ 1,167,538,84 9
AZL Mid Cap Index Fund
— — —
Common Stocks
+
$ 481,560,519 $ — $ — $ 481,560,519
Affiliated Investment Company 2,893,091 — — 2,893,091
Unaffiliated Investment Company 867,739 — — 867,739
Total Investment Securities 485,321,349 — — 485,321,349
Other Financial Instruments:
*
Futures Contracts 32,648 — — 32,648
— — — —
Total Investments $ 485,353,997 $ — $ — $ 485,353,997
AZL Moderate Index Strategy Fund
— — —
Affiliated Investment Companies $ 1,224,048,876 $ — $ — $ 1,224,048,876
Total Investment Securities $ 1,224,048,876 $ — $ — $ 1,224,048,876
AZL MSCI Global Equity Index Fund
— — —
Common Stocks
+
$ 264,332,193 $ 83,073,480 $ — $ 347,405,673

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Investment Securities: Level 1 Level 2 Level 3 Total
Preferred Stocks
+
$ — $ 174,273 $ — $ 174,273
Warrant
+
— — —
#
—
Rights
+
1,492 10 — 1,502
Affiliated Investment Company 2,262,67 2 — — 2,262,67 2
Unaffiliated Investment Company 400,324 — — 400,324
Total Investment Securities 266,996,68 1 83,247,763 — 350,244,44 4
Other Financial Instruments:
*
Futures Contracts 22,023 — — 22,023
— — — —
Total Investments $ 267,018,70 4 $ 83,247,763 $ — $ 350,266,46 7
AZL Russell 1000 Growth Index Fund
— — —
Common Stocks
+
$ 592,855,078 $ — $ — $ 592,855,078
Affiliated Investment Company 783,536 — — 783,536
Unaffiliated Investment Company 4,065,121 — — 4,065,121
Total Investment Securities 597,703,735 — — 597,703,735
Other Financial Instruments:
*
Futures Contracts 171,278 — — 171,278
— — — —
Total Investments $ 597,875,013 $ — $ — $ 597,875,013
AZL Russell 1000 Value Index Fund
— — —
Common Stocks
+
$ 661,326,722 $ — $ — $ 661,326,722
Right
+
— 45 — 45
Affiliated Investment Company 763,676 — — 763,676
Unaffiliated Investment Company 6,963,365 — — 6,963,365
Total Investment Securities 669,053,763 45 — 669,053,808
Other Financial Instruments:
*
Futures Contracts 16,734 — — 16,734
— — — —
Total Investments $ 669,070,497 $ 45 $ — $ 669,070,542
AZL S&P 500 Index Fund
— — —
Common Stocks
+
$ 2,545,132,532 $ — $ — $ 2,545,132,532
Right
+
— 97 — 97
Affiliated Investment Company 107,636 — — 107,636
Unaffiliated Investment Company 13,048,460 — — 13,048,460
Total Investment Securities 2,558,288,628 97 — 2,558,288,725
Other Financial Instruments:
*
Futures Contracts (10,503) — — (10,503)
— — — —
Total Investments $ 2,558,278,125 $ 97 $ — $ 2,558,278,222
AZL Small Cap Stock Index Fund
— — —
Common Stocks
+
$ 471,893,71 3 $ — $ —
#
$ 471,893,71 3
Affiliated Investment Company 5,123,54 0 — — 5,123,54 0
Unaffiliated Investment Company 1,289,162 — — 1,289,162
Total Investment Securities 478,306,415 — — 478,306,415
Other Financial Instruments:
*
Futures Contracts 11,154 — — 11,154
— — — —
Total Investments $ 478,317,569 $ — $ — $ 478,317,569
AZL T. Rowe Price Capital Appreciation Fund
— — —
Common Stocks
+
$ 574,216,885 $ — $ — $ 574,216,885
Right
+
— —
#
— —
Asset-Backed Securities — 1,398,234 — 1,398,234
Bank Loans
+
— 78,015,349 — 78,015,349
Corporate Bonds
+
— 76,412,380 — 76,412,380
U.S. Treasury Obligations — 140,085,409 — 140,085,409
Unaffiliated Investment Companies 38,016,496 — — 38,016,496
Total Investment Securities 612,233,381 295,911,372 — 908,144,753
Other Financial Instruments:
*
Written Options — (5,267,903) — (5,267,903)
— — — —
Total Investments $ 612,233,381 $ 290,643,469 $ — $ 902,876,850
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2026.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

5. Security Purchases and Sales
For the period ended June 30, 2026, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2026, cost of purchases and proceeds from sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the 1933 Act or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2026 are identified below.
(a) Acquisition date represents the initial purchase date of the security.
Fund Name Purchases Sales
AZL DFA International Core Equity Fund $ 10,884,863 $ 44,165,859
AZL DFA U.S. Core Equity Fund 5,819,019 102,639,562
AZL Enhanced Bond Index Fund 811,881,971 926,807,169
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 363,576,459 415,016,275
AZL Fidelity Institutional Asset Management Total Bond Fund 22,766,288 28,463,305
AZL Government Money Market Fund 44,811,236 26,055,957
AZL International Index Fund 24,690,986 149,489,393
AZL Mid Cap Index Fund 37,046,391 91,917,284
AZL Moderate Index Strategy Fund – 116,037,39 2
AZL MSCI Global Equity Index Fund 6,909,371 44,512,792
AZL Russell 1000 Growth Index Fund 138,056,362 187,541,308
AZL Russell 1000 Value Index Fund 137,688,728 196,747,095
AZL S&P 500 Index Fund 29,979,065 322,571,001
AZL Small Cap Stock Index Fund 56,502,895 108,751,208
AZL T. Rowe Price Capital Appreciation Fund 488,806,946 591,207,268
Purchases Sales
AZL Enhanced Bond Index Fund $ 529,336,845 $ 729,304,873
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 63,969,370 62,490,908
AZL Fidelity Institutional Asset Management Total Bond Fund 10,073,485 15,256,904
AZL Government Money Market Fund 44,811,236 26,055,957
AZL T. Rowe Price Capital Appreciation Fund 125,518,391 138,408,953
Security
Acquisition
Date
(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of
Net Assets
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Cano Health Term Initial Exchange Term Loans 1Ln,
13.65%, 6/28/29 2/12/24 $ 60,312 $ 78,566 $ 11,384 0.00%
Sunnova Energy Corp., 5.88%, 9/1/26, Callable 8/1/26 @
100 4/9/25 81,631 230,000 472 0.00%
AZL Fidelity Institutional Asset Management Total Bond Fund
Cano Health Term Initial Exchange Term Loans 1Ln,
13.65%, 6/28/29 2/12/24 25,331 32,998 4,781 0.00%
Sunnova Energy Corp., 5.88%, 9/1/26, Callable 8/1/26 @
100 4/9/25 8,000 20,000 41 0.00%

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Funds may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
With respect to the AZL Government Money Market Fund: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair a Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause a Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Concentration Risk: A Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect a specific Fund’s investments more than the market as a whole, to the extent that a Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: A Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays, and a Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk: The AZL Moderate Index Strategy Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the AZL Moderate Index Strategy Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, AZL Moderate Index Strategy
Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Index Fund Risk: The Funds and certain underlying funds that seek to match the performance of an underlying index do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares or shares of the underlying funds may affect the correlation between the performance of the index and such Funds’ or underlying funds’ performance.
Interest Rate Risk: Debt securities held by a Fund or an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk: The market price of securities owned by a Fund or underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S.
economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the securities of the Fund or underlying fund.
Mortgage-Related and Other Asset-Backed Securities Risk: A Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause a Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Non-Diversification Risk: To the extent the AZL Russell 1000 Growth Index Fund or the AZL S&P 500 Index Fund become non-
diversified, such Fund may invest a larger percentage of its assets in securities issued by or representing a small number of issuers than can a diversified fund. As a result, the Fund’s shares may experience greater price volatility and the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers, which may negatively impact the Fund’s performance.
Repurchase Agreement Risk: The AZL Government Money Market Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.
Short Sale Risk: A Fund may engage in short sales, which are transactions in which a Fund sells securities borrowed from others with the expectation that the price of the security will fall before that Fund must purchase the security to return it to the lender. The
Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The
Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold.
The Fund may also pay transaction costs and borrowing fees in connection with short sales.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Technology Sector Risk: Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Treasury Obligations Risk: Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds. Because U.S. Treasury obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury Obligations to decline. Although the Funds may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Funds.
U.S. Government Obligations Risk : Certain securities in which the Funds may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Funds to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.
8. Federal Tax Information
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
In accordance with FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax
Disclosures (“ASU 2023-09”), the Funds’ income tax disclosures require greater disclosure of income taxes paid by jurisdiction if a quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes and the gross unrealized appreciation/(depreciation) on a tax basis at December 31, 2025 were as follows:
Fund Name Cost
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
AZL DFA International Core Equity Fund $ 226,612,652 $ 101,651,470 $ (18,053,012) $ 83,598,458
AZL DFA U.S. Core Equity Fund 415,174,703 373,410,968 (24,993,935) 348,417,033
AZL Enhanced Bond Index Fund 2,697,862,407 24,575,555 (97,624,447) (73,048,892)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 1,197,827,805 180,724,527 (30,116,946) 150,607,581
AZL Fidelity Institutional Asset Management Total Bond Fund 131,918,573 2,254,878 (5,094,487) (2,839,609)
AZL Government Money Market Fund 521,761,890 – (45) (45)
AZL International Index Fund 587,459,229 617,290,787 (10,348,629) 606,942,158
AZL Mid Cap Index Fund 308,835,955 182,736,052 (20,310,255) 162,425,797
AZL Moderate Index Strategy Fund 1,211,838,082 116,990,827 (69,272,182) 47,718,645
AZL MSCI Global Equity Index Fund 169,668,660 193,282,929 (6,939,966) 186,342,963
AZL Russell 1000 Growth Index Fund 182,738,605 435,817,101 (2,782,681) 433,034,420
AZL Russell 1000 Value Index Fund 394,899,980 260,921,689 (23,401,864) 237,519,825
AZL S&P 500 Index Fund 559,122,088 2,068,584,058 (20,328,168) 2,048,255,890
AZL Small Cap Stock Index Fund 330,728,415 144,039,430 (39,890,293) 104,149,137
AZL T. Rowe Price Capital Appreciation Fund 886,230,871 89,878,405 (12,265,866) 77,612,539

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

For the tax year ended December 31, 2025, the Funds had capital loss carry forwards (“CLCFs”) as summarized in the table below.
The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.
CLCFs not subject to expiration:
During the tax year ended December 31, 2025, the AZL Moderate Index Strategy Fund utilized $26,191,084 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2025 were as follows:
Fund Name
Short-Term
Amount
Long-Term
Amount Total
AZL Enhanced Bond Index Fund $ 72,626,142 $ 220,373,097 $ 292,999,239
AZL Fidelity Institutional Asset Management Total Bond Fund 8,602,347 42,183,196 50,785,543
Fund Name
Ordinary
Income
Net
Long-Term
Capital Gains
Total
Distributions
(a)
AZL DFA International Core Equity Fund $ 8,651,492 $ 6,661,913 $ 15,313,405
AZL DFA U.S. Core Equity Fund 7,643,891 68,428,722 76,072,613
AZL Enhanced Bond Index Fund 118,018,324 – 118,018,324
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 53,828,554 7,619,144 61,447,698
AZL Fidelity Institutional Asset Management Total Bond Fund 5,723,000 – 5,723,000
AZL Government Money Market Fund 15,608,314 394 15,608,708
AZL International Index Fund 30,891,207 13,710,167 44,601,374
AZL Mid Cap Index Fund 19,449,082 120,631,848 140,080,930
AZL Moderate Index Strategy Fund 32,284,120 – 32,284,120
AZL MSCI Global Equity Index Fund 11,371,798 – 11,371,798
AZL Russell 1000 Growth Index Fund 8,490,014 73,340,360 81,830,374
AZL Russell 1000 Value Index Fund 10,917,947 41,904,034 52,821,981
AZL S&P 500 Index Fund 26,409,735 445,623,586 472,033,321
AZL Small Cap Stock Index Fund 5,681,228 61,689,052 67,370,280
AZL T. Rowe Price Capital Appreciation Fund 39,837,850 104,615,170 144,453,020
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, shareholder accounts which are affiliated with the
Manager representing ownership in excess of 25% of a Fund were as follows:
Investment activities of these shareholders could have a material impact to such Funds.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable
Segment Disclosures (“ASU 2023-07”), subject to the oversight and, when applicable, approval of the Board, the officers of the
Trust, as listed in the Trust’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The
CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
(a)
Total
Accumulated
Earnings/(Deficit)
AZL DFA International Core Equity Fund $ 9,894,051 $ 17,047,756 $ — $ 83,659,952 $ 110,601,759
AZL DFA U.S. Core Equity Fund 5,279,462 40,554,912 — 348,417,033 394,251,407
AZL Enhanced Bond Index Fund 104,542,300 — (292,999,239) (73,048,094) (261,505,033)
AZL Fidelity Institutional Asset Management
Multi-Strategy Fund 42,907,817 35,312,103 — 150,608,363 228,828,283
AZL Fidelity Institutional Asset Management
Total Bond Fund 5,376,783 — (50,785,543) (2,839,609) (48,248,369)
AZL Government Money Market Fund 87,695 — — (45) 87,650
AZL International Index Fund 37,396,073 73,143,500 — 607,334,838 717,874,411
AZL Mid Cap Index Fund 5,261,2 56 38,141,443 — 162,425,797 205,828,4 96
AZL Moderate Index Strategy Fund 33,720,998 71,768,838 — 47,718,645 153,208,481
AZL MSCI Global Equity Index Fund 7,237,569 20,421,881 — 186,375,575 214,035,025
AZL Russell 1000 Growth Index Fund — 104,805,033 — 433,034,420 537,839,453
AZL Russell 1000 Value Index Fund 10,642,018 55,250,619 — 237,519,825 303,412,462
AZL S&P 500 Index Fund 21,647,371 268,951,439 — 2,048,249,812 2,338,848,622
AZL Small Cap Stock Index Fund 22,498,742 28,517,009 — 104,149,137 155,164,888
AZL T. Rowe Price Capital Appreciation Fund 44,473,350 93,905,386 — 77,672,499 216,051,235
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-market of futures contracts, investments in real estate investment trusts, mark-to-market of passive foreign investment companies, straddles and other miscellaneous differences.
Fund Name Ownership in excess of
AZL DFA International Core Equity Fund 95%
AZL DFA U.S. Core Equity Fund 95%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund 70%
AZL Fidelity Institutional Asset Management Total Bond Fund 85%
AZL Government Money Market Fund 85%
AZL International Index Fund 65%
AZL Mid Cap Index Fund 60%
AZL Moderate Index Strategy Fund 90%
AZL MSCI Global Equity Index Fund 95%
AZL Russell 1000 Growth Index Fund 95%
AZL Russell 1000 Value Index Fund 90%
AZL S&P 500 Index Fund 55%
AZL Small Cap Stock Index Fund 70%
AZL T. Rowe Price Capital Appreciation Fund 95%

Allianz Variable Insurance Products Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

11. Subsequent Events
Management of the Funds has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Funds’ financial statements.

Allianz Variable Insurance Products Trust
Other Information (Unaudited)
Item 8.   Changes in and Disagreements with Accountants
On February 24, 2026, the Board of Trustees (the "Board") of Allianz Variable Insurance Products Trust (the "Trust"), upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for each series of the Trust (each, a "Fund") for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP ("PwC") as each Fund's independent registered public accounting firm effective February 26, 2026.
The audit reports of PwC on the financial statements of each Fund for the fiscal years ended December 31, 2024 and December
31, 2025 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
During each of the Fund’s two fiscal years ended December 31, 2024 and December 31, 2025, and the subsequent interim period through February 26, 2026, there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreement in connection with PwC’s reports on the financial statements. In addition, there have been no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange
Act of 1934.
During each of the Fund’s two fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 26, 2026, neither the Trust nor anyone on its behalf has consulted with Cohen at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on a Fund’s financial statements; or (ii) the subject of a disagreement (as defined in Item
304(a)(1)(iv) of Regulation S-K) or reportable events (as described in Item 304(a)(1)(v) of Regulation S-K).
The Trust has requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”)
stating whether PwC agrees with the above statements.
Item 9.   Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts
Not applicable.

SARRPT0626 08/26
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)      Not applicable.
(a)(5)      A change in the Registrant’s independent public accountant during the period covered by the report is attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date Auguat 14, 2026

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date August 14, 2026